As filed with the SEC on July 3, 2013.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: October 31

Date of reporting period: November 1, 2012 – April 30, 2013

Item 1: Report(s) to Shareholders. The Semi-Annual Report is attached.

Fund of Funds

Semi-Annual Report

April 30, 2013

www.transamericainvestments.com

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Dear Fellow Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to understand market conditions over the last six months in order to provide a context for reading this report. In November of 2012, financial markets were focused on the U.S. presidential elections and the impending U.S. fiscal cliff. Despite the Federal Reserve announcing targeted quantitative easing in December 2012, investor concern over the fiscal cliff held the U.S. markets down through the end of the year. During this time improving conditions in Europe and China drove international equities higher. On January 2, 2013 the U.S. Congress successfully resolved the fiscal cliff and as a result U.S. markets moved up strongly over the next three months. In February and March, slowing growth in China caused emerging markets to decline. At the same time, economic weakness in Europe reasserted itself pushing those markets down as well. The period ended in April with Japan announcing a massive new monetary easing program and at the same time, global exports improved, helping to boost both U.S. and international markets.

For the six month period ended April 30, 2013, the Standard & Poor’s 500® Index gained 13.13%, the Morgan Stanley Capital International - Europe, Australasia, Far East Index (“MSCI-EAFE”) gained 17.18% and the Barclays U.S. Aggregate Bond Index gained 0.90%. Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Thomas A. Swank

President & Chief Executive Officer

Transamerica Funds

Christopher A. Staples

Vice President & CIO-Advisory Services

Transamerica Funds

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2012 and held for the entire period until April 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid during the period can decrease your ending account value.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your funds versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)

Transamerica Asset Allocation - Conservative Portfolio
Class A	$ 1,000.00	$ 1,056.40	$ 2.96	$ 1,021.92	$ 2.91	0.58%
Class B	1,000.00	1,052.80	6.62	1,018.35	6.51	1.30
Class C	1,000.00	1,053.30	6.31	1,018.65	6.21	1.24
Class I	1,000.00	1,058.10	1.38	1,023.46	1.35	0.27
Class R	1,000.00	1,055.10	4.18	1,020.73	4.11	0.82

Transamerica Asset Allocation - Growth Portfolio
Class A	1,000.00	1,131.40	3.38	1,021.62	3.21	0.64
Class B	1,000.00	1,127.90	7.44	1,017.80	7.05	1.41
Class C	1,000.00	1,127.90	6.96	1,018.25	6.61	1.32
Class I	1,000.00	1,134.10	1.43	1,023.46	1.35	0.27
Class R	1,000.00	1,130.90	4.49	1,020.58	4.26	0.85

Transamerica Funds	Semi-Annual Report 2013

Understanding Your Funds’ Expenses (continued)

(unaudited)

		Actual Expenses		Hypothetical Expenses(A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio(C)

Transamerica Asset Allocation - Moderate Growth Portfolio
Class A	$ 1,000.00	$ 1,106.70	$ 3.08	$ 1,021.87	$ 2.96	0.59%
Class B	1,000.00	1,101.90	7.09	1,018.05	6.81	1.36
Class C	1,000.00	1,102.10	6.67	1,018.45	6.41	1.28
Class I	1,000.00	1,108.20	1.41	1,023.46	1.35	0.27
Class R	1,000.00	1,105.20	4.12	1,020.88	3.96	0.79

Transamerica Asset Allocation - Moderate Portfolio
Class A	1,000.00	1,082.10	2.94	1,021.97	2.86	0.57
Class B	1,000.00	1,077.30	7.06	1,018.00	6.85	1.37
Class C	1,000.00	1,077.90	6.44	1,018.60	6.26	1.25
Class I	1,000.00	1,083.20	1.34	1,023.51	1.30	0.26
Class R	1,000.00	1,080.00	3.92	1,021.03	3.81	0.76

Transamerica Multi-Manager Alternative Strategies Portfolio
Class A	1,000.00	1,051.50	3.66	1,021.22	3.61	0.72
Class C	1,000.00	1,048.60	7.37	1,017.60	7.25	1.45
Class I	1,000.00	1,054.10	2.04	1,022.81	2.01	0.40

Transamerica Multi-Manager International Portfolio
Class A	1,000.00	1,112.10	3.72	1,021.27	3.56	0.71
Class B	1,000.00	1,106.80	7.57	1,017.60	7.25	1.45
Class C	1,000.00	1,108.20	7.58	1,017.60	7.25	1.45
Class I	1,000.00	1,112.90	1.73	1,023.16	1.66	0.33

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios do not include expenses of the investment companies in which the funds invest.

Transamerica Funds	Semi-Annual Report 2013

Schedules of Investments Composition

At April 30, 2013

(The following chart summarizes the Schedules of Investments of each fund by asset type)

(unaudited)

Transamerica Asset Allocation - Conservative Portfolio	% of Net Assets
Fixed Income	48.2%
U.S. Equity	25.8
Tactical and Specialty	14.4
Global/International Equity	6.0
Inflation-Protected Securities	5.7
Other Assets and Liabilities - Net	(0.1)
Total	100.0%

Transamerica Asset Allocation - Growth Portfolio	% of Net Assets
U.S. Equity	73.1%
Global/International Equity	19.1
Tactical and Specialty	7.9
Fixed Income	0.0	(A)
Other Assets and Liabilities - Net	(0.1)
Total	100.0%

Transamerica Asset Allocation - Moderate Growth Portfolio	% of Net Assets
U.S. Equity	59.9%
Global/International Equity	13.6
Fixed Income	12.6
Tactical and Specialty	11.8
Inflation-Protected Securities	2.2
Other Assets and Liabilities - Net	(0.1)
Total	100.0%

Transamerica Asset Allocation - Moderate Portfolio	% of Net Assets
U.S. Equity	44.7%
Fixed Income	30.6
Tactical and Specialty	13.2
Global/International Equity	8.4
Inflation-Protected Securities	3.2
Repurchase Agreement	0.0	(A)
Other Assets and Liabilities - Net	(0.1)
Total	100.0%

Transamerica Multi-Manager Alternative Strategies Portfolio	% of Net Assets
Tactical and Specialty	69.0%
Fixed Income	20.1
Global/International Equity	5.4
Alternative Investments	5.3
Other Assets and Liabilities - Net	0.2
Total	100.0%

Transamerica Multi-Manager International Portfolio	% of Net Assets
Global/International Equity	95.8%
Tactical and Specialty	4.4
Other Assets and Liabilities - Net	(0.2)
Total	100.0%

(A)	Amount rounds to less than 0.1%.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 48.2%
Transamerica Core Bond (A)	18,143,265	$ 195,040,101
Transamerica Emerging Markets Debt (A)	1,691,587	19,876,151
Transamerica Flexible Income (A)	1,759,966	16,930,873
Transamerica High Yield Bond (A)	2,956,828	29,804,831
Transamerica International Bond (A)	1,003,332	9,932,990
Transamerica Money Market (A)	4,780,347	4,780,347
Transamerica Short-Term Bond (A)	8,481,907	87,618,100
Transamerica Total Return (A)	18,566,712	202,562,830
Global/International Equity - 6.0%
Transamerica Developing Markets Equity (A)	1,327,320	15,118,180
Transamerica Emerging Markets Equity (A)	461,114	4,721,808
Transamerica International (A)	776,454	7,702,422
Transamerica International Equity (A)	159,960	2,656,937
Transamerica International Equity Opportunities (A)	807,443	6,394,947
Transamerica International Small Cap (A)	626,003	5,502,567
Transamerica International Value Opportunities (A)	721,706	6,827,337
Transamerica Value (A)	825,926	21,432,778
Inflation-Protected Securities - 5.7%
Transamerica Real Return TIPS (A)	6,045,054	66,556,041
Tactical and Specialty - 14.4%
Transamerica Arbitrage Strategy (A)	1,990,842	19,629,698
Transamerica Bond (A)	6,469,000	71,482,446
Transamerica Commodity Strategy (A) (B)	1,176,353	10,645,993

	Shares	Value
Tactical and Specialty (continued)
Transamerica Global Allocation (A)	1,983,364	$ 22,650,012
Transamerica Global Macro (A) (B)	1,644,497	9,455,859
Transamerica Global Real Estate Securities (A)	82,547	1,177,116
Transamerica Long/Short Strategy (A) (B)	1,185,460	10,159,394
Transamerica Managed Futures Strategy (A) (B)	2,301,526	24,258,084
U.S. Equity - 25.8%
Transamerica Capital Growth (A)	1,204,644	14,250,934
Transamerica Diversified Equity (A)	3,237,530	49,663,709
Transamerica Dividend Focused (A)	3,874,629	42,620,921
Transamerica Growth (A)	3,568,485	48,245,915
Transamerica Growth Opportunities (A)	1,780,315	17,838,753
Transamerica Large Cap Growth (A)	304,277	3,310,531
Transamerica Large Cap Value (A)	4,726,521	61,161,178
Transamerica Mid Cap Value (A)	650,543	9,693,091
Transamerica Select Equity (A)	3,309,636	42,396,433
Transamerica Small Cap Growth (A)	842,560	8,771,047
Transamerica Small Cap Value (A)	441,539	5,024,710
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F)	1,529	10,099

Total Investment Companies (cost $1,046,193,041)		1,175,905,163

Total Investment Securities (cost $1,046,193,041) (G)		1,175,905,163
Other Assets and Liabilities - Net		(1,695,286)

Net Assets		$ 1,174,209,877

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Investment in affiliated company of Transamerica Asset Management, Inc.
(D)	Illiquid. Total aggregate market value of illiquid securities is $10,099, or less than 0.01% of the fund’s net assets.
(E)	Restricted security. At April 30, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$15,291	$10,099	0.00	%(H)

(F)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $10,099, or less than 0.01% of the fund’s net assets.
(G)	Aggregate cost for federal income tax purposes is $1,046,193,041. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $134,719,541 and $5,007,419, respectively. Net unrealized appreciation for tax purposes is $129,712,122.
(H)	Percentage rounds to less than 0.01%.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY: (I)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Investment Companies
Fixed Income	$566,546,223	$—	$—	$566,546,223
Global/International Equity	70,356,976	—	—	70,356,976
Inflation-Protected Securities	66,556,041	—	—	66,556,041
Tactical and Specialty	169,458,602	—	—	169,458,602
U.S. Equity	302,977,222	—	10,099	302,987,321
Total Investment Securities	$1,175,895,064	$—	$10,099	$1,175,905,163

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (J)
Due to Custodian	$—	$(4,276)	$—	$(4,276)
Total Other Liabilities	$—	$(4,276)	$—	$(4,276)

(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(J)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales (K)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation (Depreciation) (L)	Transfers into Level 3	Transfer out of Level 3	Ending Balance at April 30, 2013 (M)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2013 (L)
Investment Companies	$208,417	$—	$(188,624)	$—	$(4,502)	$(5,192)	$—	$—	$10,099	$(5,192)

(K)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(L)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(M)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 0.0% (A)
Transamerica Money Market (B)	60,267	$ 60,267
Global/International Equity - 19.1%
Transamerica Developing Markets Equity (B)	6,684,825	76,140,158
Transamerica Emerging Markets Equity (B)	2,469,960	25,292,388
Transamerica International (B)	3,664,823	36,355,043
Transamerica International Equity (B)	2,305,703	38,297,722
Transamerica International Equity Opportunities (B)	1,221,822	9,676,831
Transamerica International Small Cap (B)	2,110,061	18,547,433
Transamerica International Value Opportunities (B)	2,284,178	21,608,319
Transamerica Value (B)	1,867,388	48,458,706
Tactical and Specialty - 7.9%
Transamerica Arbitrage Strategy (B)	256,909	2,533,122
Transamerica Commodity Strategy (B) (C)	1,906,066	17,249,894
Transamerica Global Allocation (B)	965,614	11,027,313
Transamerica Global Real Estate Securities (B)	2,864,300	40,844,925
Transamerica Managed Futures Strategy (B) (C)	3,986,678	42,019,587
U.S. Equity - 73.1%
Transamerica Capital Growth (B)	5,981,278	70,758,516

	Shares	Value
U.S. Equity (continued)
Transamerica Diversified Equity (B)	9,990,393	$ 153,252,632
Transamerica Dividend Focused (B)	12,432,782	136,760,597
Transamerica Growth (B)	9,616,488	130,014,914
Transamerica Growth Opportunities (B)	4,658,649	46,679,663
Transamerica Large Cap Growth (B)	959,877	10,443,462
Transamerica Large Cap Value (B)	17,067,256	220,850,289
Transamerica Mid Cap Value (B)	4,301,914	64,098,524
Transamerica Select Equity (B)	12,125,619	155,329,176
Transamerica Small Cap Growth (B)	2,816,265	29,317,324
Transamerica Small Cap Value (B)	2,820,363	32,095,727
Transamerica Small Company Growth Liquidating Trust (C) (D) (E) (F) (G)	5,111	33,755

Total Investment Companies (cost $1,128,748,724)		1,437,746,287

Total Investment Securities (cost $1,128,748,724) (H)		1,437,746,287
Other Assets and Liabilities - Net		(2,056,850)

Net Assets		$ 1,435,689,437

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1%.
(B)	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(C)	Non-income producing security.
(D)	Investment in affiliated company of Transamerica Asset Management, Inc.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $33,755, or less than 0.01% of the fund’s net assets.
(F)	Illiquid. Total aggregate market value of illiquid securities is $33,755, or less than 0.01% of the fund’s net assets.
(G)	Restricted security. At April 30, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$51,111	$33,755	0.00	%(I)

(H)	Aggregate cost for federal income tax purposes is $1,128,748,724. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $311,976,496 and $2,978,933, respectively. Net unrealized appreciation for tax purposes is $308,997,563.
(I)	Percentage rounds to less than 0.01%.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY: (J)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Investment Companies
Fixed Income	$60,267	$—	$—	$60,267
Global/International Equity	274,376,600	—	—	274,376,600
Tactical and Specialty	113,674,841	—	—	113,674,841
U.S. Equity	1,049,600,824	—	33,755	1,049,634,579
Total Investment Securities	$1,437,712,532	$—	$33,755	$1,437,746,287

(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales (K)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (L)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2013 (M)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2013 (L)
Investment Companies	$696,641	$—	$(630,483)	$—	$(15,047)	$(17,356)	$—	$—	$33,755	$(17,356)

(K)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(L)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(M)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 12.6%
Transamerica Core Bond (A)	10,272,150	$ 110,425,608
Transamerica Emerging Markets Debt (A)	1,480,881	17,400,355
Transamerica High Yield Bond (A)	4,143,584	41,767,325
Transamerica International Bond (A)	1,540,268	15,248,649
Transamerica Short-Term Bond (A)	6,556	67,723
Transamerica Total Return (A)	17,176,037	187,390,561
Global/International Equity - 13.6%
Transamerica Developing Markets Equity (A)	8,245,876	93,920,531
Transamerica Emerging Markets Equity (A)	3,111,404	31,860,773
Transamerica International (A)	6,922,013	68,666,373
Transamerica International Equity (A)	2,015,442	33,476,500
Transamerica International Equity Opportunities (A)	2,115,277	16,752,991
Transamerica International Small Cap (A)	3,360,466	29,538,499
Transamerica International Value Opportunities (A)	3,998,191	37,822,886
Transamerica Value (A)	3,374,559	87,569,817
Inflation-Protected Securities - 2.2%
Transamerica Real Return TIPS (A)	5,802,893	63,889,857
Tactical and Specialty - 11.8%
Transamerica Arbitrage Strategy (A)	2,657,160	26,199,596
Transamerica Bond (A)	4,182,103	46,212,239
Transamerica Commodity Strategy (A) (B)	5,240,589	47,427,334

	Shares	Value
Tactical and Specialty (continued)
Transamerica Global Allocation (A)	6,404,722	$ 73,141,922
Transamerica Global Real Estate Securities (A)	4,420,769	63,040,166
Transamerica Managed Futures Strategy (A) (B)	8,704,547	91,745,925
U.S. Equity - 59.9%
Transamerica Capital Growth (A)	8,212,623	97,155,333
Transamerica Diversified Equity (A)	16,361,458	250,984,761
Transamerica Dividend Focused (A)	23,316,538	256,481,914
Transamerica Growth (A)	17,710,337	239,443,755
Transamerica Growth Opportunities (A)	9,739,491	97,589,704
Transamerica Large Cap Growth (A)	1,489,200	16,202,498
Transamerica Large Cap Value (A)	28,567,500	369,663,452
Transamerica Mid Cap Value (A)	7,280,442	108,478,590
Transamerica Select Equity (A)	19,924,968	255,238,842
Transamerica Small Cap Growth (A)	2,603,343	27,100,800
Transamerica Small Cap Value (A)	3,726,598	42,408,682
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F)	4,660	30,776

Total Investment Companies (cost $2,418,109,015)		2,944,344,737

Total Investment Securities (cost $2,418,109,015) (G)		2,944,344,737
Other Assets and Liabilities - Net		(4,391,955)

Net Assets		$ 2,939,952,782

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Investment in affiliated company of Transamerica Asset Management, Inc.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $30,776, or less than 0.01% of the fund’s net assets.
(E)	Illiquid. Total aggregate market value of illiquid securities is $30,776, or less than 0.01% of the fund’s net assets.
(F)	Restricted security. At April 30, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$46,600	$30,776	0.00	%(H)

(G)	Aggregate cost for federal income tax purposes is $2,418,109,015. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $533,317,771 and $7,082,049, respectively. Net unrealized appreciation for tax purposes is $526,235,722.
(H)	Percentage rounds to less than 0.01%.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY: (I)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Investment Companies
Fixed Income	$372,300,221	$—	$—	$372,300,221
Global/International Equity	399,608,370	—	—	399,608,370
Inflation-Protected Securities	63,889,857	—	—	63,889,857
Tactical and Specialty	347,767,182	—	—	347,767,182
U.S. Equity	1,760,748,331	—	30,776	1,760,779,107
Total Investment Securities	$2,944,313,961	$—	$30,776	$2,944,344,737

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (J)
Due to Custodian	$—	$(8,561)	$—	$(8,561)
Total Other Liabilities	$—	$(8,561)	$—	$(8,561)

(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(J)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales (K)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (L)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2013 (M)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2013 (L)
Investment Companies	$635,151	$—	$(574,833)	$—	$(13,718)	$(15,824)	$—	$—	$30,776	$(15,824)

(K)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(L)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(M)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
Fixed Income - 30.6%
Transamerica Core Bond (A)	14,195,775	$ 152,604,580
Transamerica Emerging Markets Debt (A)	2,574,429	30,249,544
Transamerica Flexible Income (A)	4,273,449	41,110,578
Transamerica High Yield Bond (A)	3,440,753	34,682,788
Transamerica International Bond (A)	2,260,632	22,380,261
Transamerica Money Market (A)	3,408,896	3,408,896
Transamerica Short-Term Bond (A)	12,480,900	128,927,697
Transamerica Total Return (A)	22,645,408	247,061,399
Global/International Equity - 8.4%
Transamerica Developing Markets Equity (A)	3,485,006	39,694,221
Transamerica Emerging Markets Equity (A)	1,239,431	12,691,775
Transamerica International (A)	2,371,024	23,520,556
Transamerica International Equity (A)	723,929	12,024,466
Transamerica International Equity Opportunities (A)	2,174,846	17,224,779
Transamerica International Small Cap (A)	1,762,114	15,488,984
Transamerica International Value Opportunities (A)	1,868,197	17,673,148
Transamerica Value (A)	1,633,999	42,402,278
Inflation-Protected Securities - 3.2%
Transamerica Real Return TIPS (A)	6,355,385	69,972,789
Tactical and Specialty - 13.2%
Transamerica Arbitrage Strategy (A)	3,395,919	33,483,758
Transamerica Bond (A)	8,066,984	89,140,175
Transamerica Commodity Strategy (A) (B)	3,019,216	27,323,907
Transamerica Global Allocation (A)	3,966,904	45,302,047
Transamerica Global Macro (A) (B)	2,183,055	12,552,565
Transamerica Global Real Estate Securities (A)	1,242,348	17,715,886
Transamerica Long/Short Strategy (A) (B)	1,677,220	14,373,777

	Shares	Value
Tactical and Specialty (continued)
Transamerica Managed Futures Strategy (A) (B)	4,250,065	$ 44,795,686
U.S. Equity - 44.7%
Transamerica Capital Growth (A)	3,911,940	46,278,251
Transamerica Diversified Equity (A)	10,749,984	164,904,753
Transamerica Dividend Focused (A)	11,624,060	127,864,658
Transamerica Growth (A)	11,479,238	155,199,292
Transamerica Growth Opportunities (A)	5,206,466	52,168,785
Transamerica Large Cap Growth (A)	925,881	10,073,583
Transamerica Large Cap Value (A)	14,739,604	190,730,476
Transamerica Mid Cap Value (A)	3,322,164	49,500,246
Transamerica Select Equity (A)	9,983,994	127,894,959
Transamerica Small Cap Growth (A)	1,622,020	16,885,223
Transamerica Small Cap Value (A)	2,266,803	25,796,213
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E) (F)	2,887	19,065

Total Investment Companies (cost $1,844,843,781)		2,163,122,044

	Principal	Value
REPURCHASE AGREEMENT - 0.0% (G)
State Street Bank & Trust Co. 0.03% (H), dated 04/30/2013, to be repurchased at $ 6,000 on 05/1/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/1/2032, and with a value of $8,206.	$ 6,000	6,000

Total Repurchase Agreement (cost $6,000)		6,000

Total Investment Securities (cost $1,844,849,781) (I)		2,163,128,044
Other Assets and Liabilities - Net		(1,787,575)

Net Assets		$ 2,161,340,469

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Restricted security. At April 30, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	$28,869	$19,065	0.00	%(J)

(D)	Illiquid. Total aggregate market value of illiquid securities is $19,065, or less than 0.01% of the fund’s net assets.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $19,065, or less than 0.01% of the fund’s net assets.
(F)	Investment in affiliated company of Transamerica Asset Management, Inc.
(G)	Percentage rounds to less than 0.1%.
(H)	Rate shown reflects the yield at April 30, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(I)	Aggregate cost for federal income tax purposes is $1,844,849,781. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $331,603,203 and $13,324,940, respectively. Net unrealized appreciation for tax purposes is $318,278,263.
(J)	Percentage rounds to less than 0.01%.

VALUATION SUMMARY: (K)

	Level 1 — Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Investment Companies
Fixed Income	$660,425,743	$—	$—	$660,425,743
Global/International Equity	180,720,207	—	—	180,720,207
Inflation-Protected Securities	69,972,789	—	—	69,972,789
Tactical and Specialty	284,687,801	—	—	284,687,801
U.S. Equity	967,296,439	—	19,065	967,315,504
Repurchase Agreement	—	6,000	—	6,000
Total Investment Securities	$2,163,102,979	$6,000	$19,065	$2,163,128,044

(K)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales (L)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (M)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2013 (N)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2013 (M)
Investment Companies	$393,474	$—	$(356,107)	$—	$(8,499)	$(9,803)	$—	$—	$19,065	$(9,803)

(L)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(M)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(N)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.8%
Alternative Investments - 5.3%
Transamerica MLP & Energy Income (A)	3,000,000	$ 30,000,000
Fixed Income - 20.1%
Transamerica Emerging Markets Debt (A)	3,637,952	42,745,940
Transamerica Money Market (A)	1,721,131	1,721,131
Transamerica Short-Term Bond (A)	6,685,428	69,060,467
Global/International Equity - 5.4%
Transamerica Developing Markets Equity (A)	497,202	5,663,126
Transamerica International Equity (A)	485,860	8,070,141
Transamerica International Small Cap (A)	1,890,335	16,616,047
Tactical and Specialty - 69.0%
Transamerica Arbitrage Strategy (A)	2,030,511	20,020,837
Transamerica Bond (A)	5,863,920	64,796,321
Transamerica Commodity Strategy (A) (B)	2,347,789	21,247,493

	Shares	Value
Tactical and Specialty (continued)
Transamerica Global Macro (A) (B)	10,880,469	$ 62,562,697
Transamerica Global Real Estate Securities (A)	3,670,522	52,341,643
Transamerica Long/Short Strategy (A) (B)	10,962,626	93,949,701
Transamerica Managed Futures Strategy (A) (B)	7,130,512	75,155,593

Total Investment Companies (cost $538,108,943)		563,951,137

Total Investment Securities (cost $538,108,943) (C)		563,951,137
Other Assets and Liabilities - Net		920,177

Net Assets		$ 564,871,314

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $538,108,943. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $27,360,543 and $1,518,349, respectively. Net unrealized appreciation for tax purposes is $25,842,194.

VALUATION SUMMARY: (D)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Investment Companies	$563,951,137	$—	$—	$563,951,137
Total Investment Securities	$563,951,137	$—	$—	$563,951,137

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Value at April 30, 2013
Other Assets (E)
Cash	$501	$—	$—	$501
Total Other Assets	$501	$—	$—	$501

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Multi-Manager International Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.2%
Global/International Equity - 95.8%
Transamerica Developing Markets Equity (A)	2,878,083	$ 32,781,365
Transamerica Emerging Markets Equity (A)	1,027,881	10,525,500
Transamerica International (A)	4,363,792	43,288,821
Transamerica International Equity (A)	2,493,783	41,421,733
Transamerica International Equity Opportunities (A)	3,247,051	25,716,647
Transamerica International Small Cap (A)	1,723,944	15,153,469
Transamerica International Small Cap Value (A)	652,932	7,162,662
Transamerica International Value Opportunities (A)	3,401,974	32,182,672

	Shares	Value
Tactical and Specialty - 4.4%
Transamerica Global Real Estate Securities (A)	668,240	$ 9,529,109

Total Investment Companies (cost $201,785,883)		217,761,978

Total Investment Securities (cost $201,785,883) (B)		217,761,978
Other Assets and Liabilities - Net		(421,940)

Net Assets		$ 217,340,038

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	The fund invests its assets in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Aggregate cost for federal income tax purposes is $201,785,883. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $16,310,565 and $334,470, respectively. Net unrealized appreciation for tax purposes is $15,976,095.

VALUATION SUMMARY: (C)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Investment Companies	$217,761,978	$—	$—	$217,761,978
Total Investment Securities	$217,761,978	$—	$—	$217,761,978

(C)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2013

(unaudited)

	Transamerica Asset Allocation - Conservative Portfolio	Transamerica Asset Allocation - Growth Portfolio	Transamerica Asset Allocation - Moderate Growth Portfolio	Transamerica Asset Allocation - Moderate Portfolio	Transamerica Multi- Manager Alternative Strategies Portfolio	Transamerica Multi- Manager International Portfolio
Assets:
Investments in affiliated investment companies, at value	$1,175,905,163	$1,437,746,287	$2,944,344,737	$2,163,122,044	$563,951,137	$217,761,978
Repurchase agreements, at value	—	—	—	6,000	—	—
Cash	—	—	—	—	501	—
Receivables:
Shares of beneficial interest sold	2,159,921	1,616,666	2,041,944	2,132,047	4,046,404	72,419
Affiliated investment securities sold	3,666	308,399	1,330,418	708,202	30,000,000	99,179
Dividends	22,313	—	17	32,798	20,884	—
Prepaid expenses	4,104	5,151	10,467	7,653	1,986	812
Total assets	1,178,095,167	1,439,676,503	2,947,727,583	2,166,008,744	598,020,912	217,934,388
Liabilities:
Due to custodian	4,276	—	8,561	—	—	—
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	2,898,206	2,707,247	5,242,681	2,849,389	1,063,679	404,496
Affiliated investment securities purchased	—	—	—	—	31,720,726	—
Management and advisory fees	105,670	127,876	262,665	193,478	99,634	18,117
Distribution and service fees	717,683	858,421	1,808,542	1,333,177	190,814	111,904
Transfer agent fees	85,247	210,464	299,715	174,756	38,029	35,261
Trustees fees	2,898	3,371	6,958	5,160	1,104	544
Administration fees	18,492	22,378	45,966	33,859	8,760	3,382
Other	52,818	57,309	99,713	78,456	26,852	20,646
Total liabilities	3,885,290	3,987,066	7,774,801	4,668,275	33,149,598	594,350
Net assets	$1,174,209,877	$1,435,689,437	$2,939,952,782	$2,161,340,469	$564,871,314	$217,340,038

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$1,025,768,796	$1,261,080,610	$2,567,305,961	$1,833,273,464	$554,177,149	$299,090,538
Undistributed (accumulated) net investment income (loss)	373,224	(2,486,827)	(1,795,971)	1,962,316	639,189	(668,127)
Undistributed (accumulated) net realized gain (loss) from investments in affiliated investment companies	18,355,735	(131,901,909)	(151,792,930)	7,826,426	(15,787,218)	(97,058,468)
Net unrealized appreciation on investments in affiliated investment companies	129,712,122	308,997,563	526,235,722	318,278,263	25,842,194	15,976,095
Net assets	$1,174,209,877	$1,435,689,437	$2,939,952,782	$2,161,340,469	$564,871,314	$217,340,038
Net assets by class:
Class A	$492,616,856	$647,433,529	$1,247,410,335	$901,052,060	$211,091,893	$84,664,645
Class B	59,798,234	101,399,756	199,454,301	106,395,723	—	9,622,126
Class C	589,470,944	666,033,044	1,446,684,200	1,110,393,088	150,531,955	90,514,661
Class I	29,616,436	19,004,774	40,719,342	38,584,913	203,247,466	32,538,606
Class R	2,707,407	1,818,334	5,684,604	4,914,685	—	—
Shares outstanding:
Class A	40,553,006	46,765,597	92,980,226	69,389,319	20,625,246	8,341,244
Class B	4,948,799	7,466,214	14,820,527	8,150,775	—	950,467
Class C	48,876,641	49,178,456	108,179,005	85,865,293	14,804,992	8,956,960
Class I	2,432,930	1,372,949	3,037,588	2,973,465	19,851,994	3,213,843
Class R	221,376	132,044	425,388	379,962	—	—
Net asset value per share:
Class A	$12.15	$13.84	$13.42	$12.99	$10.23	$10.15
Class B	12.08	13.58	13.46	13.05	—	10.12
Class C	12.06	13.54	13.37	12.93	10.17	10.11
Class I	12.17	13.84	13.41	12.98	10.24	10.12
Class R	12.23	13.77	13.36	12.93	—	—
Maximum offering price per share: (A)
Class A	$12.86	$14.65	$14.20	$13.75	$10.83	$10.74

Investments in affiliated investment companies, at cost	$1,046,193,041	$1,128,748,724	$2,418,109,015	$1,844,843,781	$538,108,943	$201,785,883
Repurchase agreements, at cost	—	—	—	6,000	—	—

(A)	Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, I, and R shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF OPERATIONS

For the period ended April 30, 2013

(unaudited)

	Transamerica Asset Allocation - Conservative Portfolio	Transamerica Asset Allocation - Growth Portfolio	Transamerica Asset Allocation - Moderate Growth Portfolio	Transamerica Asset Allocation - Moderate Portfolio	Transamerica Multi- Manager Alternative Strategies Portfolio	Transamerica Multi- Manager International Portfolio
Investment Income:
Dividend income from affiliated investment companies	$22,033,308	$19,846,896	$46,497,631	$35,546,134	$9,281,470	$3,731,135

Expenses:
Management and advisory	582,692	686,105	1,416,789	1,045,933	516,474	107,475
Distribution and service:
Class A	741,909	920,265	1,795,935	1,307,153	282,356	126,046
Class B	309,756	513,141	1,015,913	545,616	—	48,356
Class C	2,897,097	3,182,869	6,954,189	5,348,050	722,635	453,681
Class R	6,942	4,249	12,617	11,905	—	—
Transfer agent:
Class A	303,031	539,072	802,365	500,755	117,687	80,047
Class B	43,465	127,326	203,422	115,119	—	18,599
Class C	221,963	503,137	821,809	470,576	114,821	103,846
Class I	13,816	9,450	19,528	19,298	97,738	16,219
Class R	2,222	1,551	3,123	2,492	—	—
Printing and shareholder reports	103,742	150,534	365,555	226,868	114,717	32,958
Custody	25,140	25,105	44,278	36,191	9,382	5,430
Administration	101,971	120,068	247,938	183,038	45,291	18,808
Legal	16,905	19,700	40,775	30,316	7,050	3,148
Audit and tax	8,266	8,465	9,407	8,862	8,202	8,202
Trustees	10,479	12,326	25,413	18,767	4,507	1,950
Registration	83,427	87,201	101,778	97,021	53,695	54,280
Other	10,413	11,983	21,954	16,871	5,110	3,025
Total expenses	5,483,236	6,922,547	13,902,788	9,984,831	2,099,665	1,082,070
Class expense recaptured or (reimbursed)/(waived):
Class B	—	—	—	—	—	(7,406)
Total expenses reimbursed/waived	—	—	—	—	—	(7,406)
Net expenses	5,483,236	6,922,547	13,902,788	9,984,831	2,099,665	1,074,664
Net investment income	16,550,072	12,924,349	32,594,843	25,561,303	7,181,805	2,656,471

Net realized and change in unrealized gain (loss) on investments in affiliated investment companies:
Realized gain (loss) from investments in affiliated investment companies	10,878,006	40,630,063	44,403,872	16,564,791	(6,162,774)	(557,299)
Realized gain distributions from investments in affiliated investment companies	13,307,212	31,504,156	51,820,447	31,917,782	1,364,777	4,460,562
Net realized gain (loss)	24,185,218	72,134,219	96,224,319	48,482,573	(4,797,997)	3,903,263
Net change in unrealized appreciation (depreciation) on investments in affiliated investment companies	21,763,655	84,244,699	154,608,223	87,521,087	23,993,365	16,023,732
Net realized and change in unrealized gain on investments in affiliated investment companies	45,948,873	156,378,918	250,832,542	136,003,660	19,195,368	19,926,995
Net increase in net assets resulting from operations	$62,498,945	$169,303,267	$283,427,385	$161,564,963	$26,377,173	$22,583,466

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica Asset Allocation - Conservative Portfolio		Transamerica Asset Allocation - Growth Portfolio		Transamerica Asset Allocation - Moderate Growth Portfolio
	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012
From operations:
Net investment income	$16,550,072	$23,978,047	$12,924,349	$2,871,755	$32,594,843	$26,951,333
Net realized gain from investments in affiliated investment companies	24,185,218	29,214,167	72,134,219	49,394,856	96,224,319	83,491,073
Net change in unrealized appreciation (depreciation) on investments in affiliated investment companies	21,763,655	28,221,822	84,244,699	63,300,632	154,608,223	113,225,779
Net increase in net assets resulting from operations	62,498,945	81,414,036	169,303,267	115,567,243	283,427,385	223,668,185

Distributions to shareholders:
From net investment income:
Class A	(7,983,974)	(11,562,149)	(6,676,923)	(6,829,991)	(20,502,073)	(16,912,213)
Class B	(784,510)	(1,278,729)	(252,676)	(369,215)	(1,743,926)	(1,425,070)
Class C	(7,471,095)	(10,475,698)	(2,834,256)	(3,103,458)	(14,453,079)	(10,879,679)
Class I	(449,647)	(474,796)	(261,662)	(225,278)	(750,571)	(422,389)
Class R	(47,595)	(47,615)	(13,135)	(28,446)	(78,630)	(63,798)
	(16,736,821)	(23,838,987)	(10,038,652)	(10,556,388)	(37,528,279)	(29,703,149)
From net realized gains:
Class A	(1,780,439)	—	—	—	—	—
Class B	(228,134)	—	—	—	—	—
Class C	(2,093,689)	—	—	—	—	—
Class I	(87,623)	—	—	—	—	—
Class R	(11,473)	—	—	—	—	—
	(4,201,358)	—	—	—	—	—
Total distributions to shareholders	(20,938,179)	(23,838,987)	(10,038,652)	(10,556,388)	(37,528,279)	(29,703,149)

Capital share transactions:
Proceeds from shares sold:
Class A	52,128,753	90,434,971	37,872,115	61,006,355	74,753,650	113,424,788
Class B	1,206,031	3,680,905	1,357,644	2,794,217	2,150,333	4,090,968
Class C	40,420,514	88,716,149	31,602,588	49,555,819	67,868,721	121,871,564
Class I	8,031,932	13,491,644	4,353,701	7,879,868	9,772,137	17,355,127
Class R	1,142,218	1,719,310	318,154	591,994	1,241,680	2,032,412
	102,929,448	198,042,979	75,504,202	121,828,253	155,786,521	258,774,859
Dividends and distributions reinvested:
Class A	9,298,642	10,842,329	6,440,691	6,504,505	19,620,838	16,008,560
Class B	845,281	1,043,351	238,114	341,774	1,660,391	1,327,043
Class C	7,693,050	8,162,157	2,457,504	2,625,163	12,193,074	8,888,570
Class I	385,967	298,421	196,618	149,548	588,056	270,136
Class R	46,253	36,408	12,453	23,908	70,645	52,760
	18,269,193	20,382,666	9,345,380	9,644,898	34,133,004	26,547,069
Cost of shares redeemed:
Class A	(83,329,071)	(129,089,709)	(72,591,132)	(144,551,586)	(137,442,008)	(261,039,760)
Class B	(8,557,913)	(13,890,678)	(14,923,347)	(24,640,324)	(28,519,366)	(45,905,855)
Class C	(63,569,369)	(119,270,765)	(71,917,913)	(154,675,795)	(135,471,365)	(314,988,064)
Class I	(4,090,587)	(5,496,899)	(4,799,675)	(6,627,803)	(6,930,724)	(8,631,969)
Class R	(1,165,089)	(1,710,759)	(372,204)	(2,904,575)	(1,023,997)	(2,767,386)
	(160,712,029)	(269,458,810)	(164,604,271)	(333,400,083)	(309,387,460)	(633,333,034)
Automatic conversions:
Class A	1,421,907	9,441,977	4,059,338	22,304,826	7,034,427	47,512,215
Class B	(1,421,907)	(9,441,977)	(4,059,338)	(22,304,826)	(7,034,427)	(47,512,215)
	—	—	—	—	—	—

Net decrease in net assets resulting from capital shares transactions
	(39,513,388)	(51,033,165)	(79,754,689)	(201,926,932)	(119,467,935)	(348,011,106)

Net increase (decrease) in net assets	2,047,378	6,541,884	79,509,926	(96,916,077)	126,431,171	(154,046,070)

Net assets:
Beginning of period	1,172,162,499	1,165,620,615	1,356,179,511	1,453,095,588	2,813,521,611	2,967,567,681
End of period	$1,174,209,877	$1,172,162,499	$1,435,689,437	$1,356,179,511	$2,939,952,782	$2,813,521,611
Undistributed (accumulated) net investment income (loss)	$373,224	$559,973	$(2,486,827)	$(5,372,525)	$(1,795,971)	$3,137,465

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation - Conservative Portfolio		Transamerica Asset Allocation - Growth Portfolio		Transamerica Asset Allocation - Moderate Growth Portfolio
	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012
Share activity:
Shares issued:
Class A	4,401,419	7,916,217	2,904,146	5,107,096	5,839,978	9,484,797
Class B	102,782	325,182	106,745	239,708	168,595	343,224
Class C	3,435,464	7,848,826	2,466,054	4,238,207	5,321,124	10,259,417
Class I	676,694	1,172,881	338,282	657,273	768,161	1,441,256
Class R	95,842	147,665	24,294	50,118	95,203	171,537
	8,712,201	17,410,771	5,839,521	10,292,402	12,193,061	21,700,231
Shares issued-reinvested from dividends and distributions:
Class A	794,549	973,487	515,668	608,466	1,590,019	1,471,372
Class B	72,691	94,705	19,390	32,550	133,795	121,413
Class C	662,497	740,538	200,613	250,493	988,895	817,716
Class I	32,874	26,479	15,768	14,016	47,770	24,874
Class R	3,930	3,247	1,001	2,251	5,744	4,868
	1,566,541	1,838,456	752,440	907,776	2,766,223	2,440,243
Shares redeemed:
Class A	(7,008,814)	(11,288,923)	(5,608,923)	(12,097,748)	(10,775,717)	(21,897,734)
Class B	(725,442)	(1,226,971)	(1,172,062)	(2,105,107)	(2,227,927)	(3,844,300)
Class C	(5,400,592)	(10,523,600)	(5,672,268)	(13,259,118)	(10,665,950)	(26,547,447)
Class I	(343,920)	(479,039)	(370,863)	(551,598)	(541,850)	(724,096)
Class R	(97,617)	(147,467)	(28,615)	(243,631)	(79,823)	(233,746)
	(13,576,385)	(23,666,000)	(12,852,731)	(28,257,202)	(24,291,267)	(53,247,323)
Automatic conversions:
Class A	120,123	830,466	311,818	1,875,598	553,224	4,002,146
Class B	(120,772)	(834,845)	(318,158)	(1,915,819)	(552,336)	(4,001,375)
	(649)	(4,379)	(6,340)	(40,221)	888	771

Net increase (decrease) in shares outstanding:
Class A	(1,692,723)	(1,568,753)	(1,877,291)	(4,506,588)	(2,792,496)	(6,939,419)
Class B	(670,741)	(1,641,929)	(1,364,085)	(3,748,668)	(2,477,873)	(7,381,038)
Class C	(1,302,631)	(1,934,236)	(3,005,601)	(8,770,418)	(4,355,931)	(15,470,314)
Class I	365,648	720,321	(16,813)	119,691	274,081	742,034
Class R	2,155	3,445	(3,320)	(191,262)	21,124	(57,341)
	(3,298,292)	(4,421,152)	(6,267,110)	(17,097,245)	(9,331,095)	(29,106,078)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation - Moderate Portfolio		Transamerica Multi-Manager Alternative Strategies Portfolio		Transamerica Multi-Manager International Portfolio
	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012
From operations:
Net investment income	$25,561,303	$33,248,619	$7,181,805	$9,221,047	$2,656,471	$3,515,690
Net realized gain (loss) from investments in affiliated investment companies	48,482,573	64,688,879	(4,797,997)	(919,948)	3,903,263	(6,761,746)
Net change in unrealized appreciation (depreciation) on investments in affiliated investment companies	87,521,087	56,230,392	23,993,365	13,546,714	16,023,732	11,888,788
Net increase in net assets resulting from operations	161,564,963	154,167,890	26,377,173	21,847,813	22,583,466	8,642,732

Distributions to shareholders:
From net investment income:
Class A	(18,056,123)	(17,705,148)	(3,457,203)	(3,927,564)	(850,005)	(3,129,095)
Class B	(1,323,522)	(1,545,909)	—	—	(18,249)	(240,789)
Class C	(15,176,949)	(14,760,116)	(1,781,814)	(2,403,229)	(272,364)	(2,299,476)
Class I	(879,053)	(617,860)	(4,098,091)	(3,397,670)	(453,501)	(853,157)
Class R	(87,075)	(82,664)	—	—	—	—
	(35,522,722)	(34,711,697)	(9,337,108)	(9,728,463)	(1,594,119)	(6,522,517)
Total distributions to shareholders	(35,522,722)	(34,711,697)	(9,337,108)	(9,728,463)	(1,594,119)	(6,522,517)

Capital share transactions:
Proceeds from shares sold:
Class A	65,588,350	112,834,972	57,085,113	79,008,585	7,325,780	13,296,736
Class B	1,508,549	2,780,737	—	—	86,018	207,812
Class C	65,929,545	126,028,685	19,208,532	31,435,817	2,460,320	5,925,186
Class I	7,776,954	17,785,360	51,378,938	109,256,646	5,580,190	15,564,327
Class R	752,816	2,805,682	—	—	—	—
	141,556,214	262,235,436	127,672,583	219,701,048	15,452,308	34,994,061
Dividends and distributions reinvested:
Class A	17,136,926	16,590,498	3,216,996	3,361,610	792,546	2,855,626
Class B	1,235,319	1,399,905	—	—	16,177	208,985
Class C	12,492,438	11,684,903	1,558,515	2,025,883	214,910	1,783,550
Class I	685,578	402,529	2,754,700	2,236,290	249,056	314,930
Class R	73,933	53,930	—	—	—	—
	31,624,194	30,131,765	7,530,211	7,623,783	1,272,689	5,163,091
Cost of shares redeemed:
Class A	(102,473,353)	(215,866,716)	(32,253,558)	(81,244,896)	(18,433,974)	(48,777,079)
Class B	(15,440,001)	(23,055,277)	—	—	(1,195,512)	(3,559,823)
Class C	(102,939,159)	(217,870,232)	(18,107,497)	(35,618,002)	(13,264,758)	(34,617,726)
Class I	(8,537,830)	(9,692,008)	(32,112,004)	(60,924,668)	(4,661,435)	(16,189,949)
Class R	(1,150,479)	(3,477,222)	—	—	—	—
	(230,540,822)	(469,961,455)	(82,473,059)	(177,787,566)	(37,555,679)	(103,144,577)
Automatic conversions:
Class A	3,359,730	25,725,170	—	—	114,411	475,994
Class B	(3,359,730)	(25,725,170)	—	—	(114,411)	(475,994)
	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from capital shares transactions
	(57,360,414)	(177,594,254)	52,729,735	49,537,265	(20,830,682)	(62,987,425)

Net increase (decrease) in net assets	68,681,827	(58,138,061)	69,769,800	61,656,615	158,665	(60,867,210)

Net assets:
Beginning of period	2,092,658,642	2,150,796,703	495,101,514	433,444,899	217,181,373	278,048,583
End of period	$2,161,340,469	$2,092,658,642	$564,871,314	$495,101,514	$217,340,038	$217,181,373
Undistributed (accumulated) net investment income (loss)	$1,962,316	$11,923,735	$639,189	$2,794,492	$(668,127)	$(1,730,479)

Share activity:
Shares issued:
Class A	5,239,187	9,514,256	5,693,680	8,164,076	747,408	1,489,198
Class B	120,053	234,866	—	—	8,897	23,577
Class C	5,284,572	10,684,797	1,927,837	3,260,642	253,446	678,076
Class I	622,431	1,496,497	5,126,325	11,313,683	584,729	1,729,711
Class R	60,239	237,173	—	—	—	—
	11,326,482	22,167,589	12,747,842	22,738,401	1,594,480	3,920,562

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Asset Allocation - Moderate Portfolio		Transamerica Multi-Manager Alternative Strategies Portfolio		Transamerica Multi-Manager International Portfolio
	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012
Shares issued-reinvested from dividends and distributions:
Class A	1,408,129	1,506,857	325,607	364,996	83,076	357,401
Class B	100,677	126,345	—	—	1,697	26,156
Class C	1,028,184	1,063,230	158,386	220,685	22,574	223,502
Class I	56,426	36,627	279,098	243,075	26,216	39,514
Class R	6,095	4,916	—	—	—	—
	2,599,511	2,737,975	763,091	828,756	133,563	646,573
Shares redeemed:
Class A	(8,197,573)	(18,178,499)	(3,218,108)	(8,434,154)	(1,916,585)	(5,466,984)
Class B	(1,228,551)	(1,939,352)	—	—	(123,713)	(405,633)
Class C	(8,287,609)	(18,457,412)	(1,819,276)	(3,694,489)	(1,379,381)	(3,926,174)
Class I	(684,598)	(818,979)	(3,206,907)	(6,322,189)	(480,874)	(1,841,270)
Class R	(92,556)	(296,319)	—	—	—	—
	(18,490,887)	(39,690,561)	(8,244,291)	(18,450,832)	(3,900,553)	(11,640,061)
Automatic conversions:
Class A	268,885	2,177,561	—	—	11,816	53,581
Class B	(267,799)	(2,172,255)	—	—	(11,860)	(53,785)
	1,086	5,306	—	—	(44)	(204)

Net increase (decrease) in shares outstanding:
Class A	(1,281,372)	(4,979,825)	2,801,179	94,918	(1,074,285)	(3,566,804)
Class B	(1,275,620)	(3,750,396)	—	—	(124,979)	(409,685)
Class C	(1,974,853)	(6,709,385)	266,947	(213,162)	(1,103,361)	(3,024,596)
Class I	(5,741)	714,145	2,198,516	5,234,569	130,071	(72,045)
Class R	(26,222)	(54,230)	—	—	—	—
	(4,563,808)	(14,779,691)	5,266,642	5,116,325	(2,172,554)	(7,073,130)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period	Transamerica Asset Allocation - Conservative Portfolio
	Class A
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$11.73		$11.17	$11.22	$10.42	$8.99	$12.40
Investment operations
Net investment income (A), (B)	0.19		0.28	0.30	0.35	0.40	0.36
Net realized and unrealized gain (loss) on affiliated investments	0.46		0.55	(0.06)	0.83	1.46	(3.21)
Total from investment operations	0.65		0.83	0.24	1.18	1.86	(2.85)
Distributions
Net investment income	(0.19)		(0.27)	(0.29)	(0.38)	(0.43)	(0.32)
Net realized gains on affiliated investments	(0.04)		—	—	—	—	(0.24)
Total distributions	(0.23)		(0.27)	(0.29)	(0.38)	(0.43)	(0.56)
Net asset value
End of period/year	$12.15		$11.73	$11.17	$11.22	$10.42	$8.99
Total return (C)	5.64	%(D)	7.55%	2.20%	11.59%	21.76%	(23.86)%
Net assets end of period/year (000’s)	$ 492,617		$ 495,444	$ 489,240	$ 485,473	$ 360,558	$ 268,516
Ratio and supplemental data
Expenses to average net assets: (E)
After reimbursement/waiver or recapture	0.58	%(F)	0.59%	0.62%	0.63%	0.65%	0.62%
Before reimbursement/waiver or recapture	0.58	%(F)	0.59%	0.62%	0.63%	0.65%	0.62%
Net investment income to average net assets (B)	3.20	%(F)	2.40%	2.63%	3.28%	4.27%	3.22%
Portfolio turnover rate (G)	5	%(D)	20%	31%	16%	27%	10%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying affiliated funds.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Asset Allocation - Conservative Portfolio
	Class B
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$11.66		$11.11	$11.17	$10.38	$8.97	$12.36
Investment operations
Net investment income (A), (B)	0.15		0.20	0.24	0.30	0.35	0.31
Net realized and unrealized gain (loss) on affiliated investments	0.46		0.55	(0.07)	0.80	1.45	(3.22)
Total from investment operations	0.61		0.75	0.17	1.10	1.80	(2.91)
Distributions
Net investment income	(0.15)		(0.20)	(0.23)	(0.31)	(0.39)	(0.24)
Net realized gains on affiliated investments	(0.04)		—	—	—	—	(0.24)
Total distributions	(0.19)		(0.20)	(0.23)	(0.31)	(0.39)	(0.48)
Net asset value
End of period/year	$12.08		$11.66	$11.11	$11.17	$10.38	$8.97
Total return (C)	5.28	%(D)	6.81%	1.50%	10.82%	21.01%	(24.36)%
Net assets end of period/year (000’s)	$ 59,798		$ 65,549	$ 80,696	$114,303	$111,706	$ 93,268
Ratio and supplemental data
Expenses to average net assets: (E)
After reimbursement/waiver or recapture	1.30	%(F)	1.28%	1.27%	1.26%	1.28%	1.24%
Before reimbursement/waiver or recapture	1.30	%(F)	1.28%	1.27%	1.26%	1.28%	1.24%
Net investment income to average net assets (B)	2.51	%(F)	1.78%	2.08%	2.81%	3.71%	2.72%
Portfolio turnover rate (G)	5	%(D)	20%	31%	16%	27%	10%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying affiliated funds.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Asset Allocation - Conservative Portfolio
	Class C
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$11.64		$11.09	$11.16	$10.37	$8.96	$12.35
Investment operations
Net investment income (A), (B)	0.15		0.20	0.23	0.29	0.34	0.29
Net realized and unrealized gain (loss) on affiliated investments	0.46		0.55	(0.06)	0.82	1.46	(3.19)
Total from investment operations	0.61		0.75	0.17	1.11	1.80	(2.90)
Distributions
Net investment income	(0.15)		(0.20)	(0.24)	(0.32)	(0.39)	(0.25)
Net realized gains on affiliated investments	(0.04)		—	—	—	—	(0.24)
Total distributions	(0.19)		(0.20)	(0.24)	(0.32)	(0.39)	(0.49)
Net asset value
End of period/year	$12.06		$11.64	$11.09	$11.16	$10.37	$8.96
Total return (C)	5.33	%(D)	6.90%	1.50%	10.92%	21.09%	(24.30)%
Net assets end of period/year (000’s)	$ 589,471		$ 584,283	$ 578,193	$ 601,625	$ 488,315	$ 364,153
Ratio and supplemental data
Expenses to average net assets: (E)
After reimbursement/waiver or recapture	1.24	%(F)	1.22%	1.21%	1.22%	1.23%	1.22%
Before reimbursement/waiver or recapture	1.24	%(F)	1.22%	1.21%	1.22%	1.23%	1.22%
Net investment income to average net assets (B)	2.54	%(F)	1.77%	2.04%	2.75%	3.69%	2.61%
Portfolio turnover rate (G)	5	%(D)	20%	31%	16%	27%	10%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying affiliated funds.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Asset Allocation - Conservative Portfolio
	Class I
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010 (A)
Net asset value
Beginning of period/year	$11.75		$11.19	$11.24	$10.69
Investment operations
Net investment income (B), (C)	0.20		0.30	0.32	0.22
Net realized and unrealized gain (loss) on affiliated investments	0.47		0.56	(0.04)	0.75
Total from investment operations	0.67		0.86	0.28	0.97
Distributions
Net investment income	(0.21)		(0.30)	(0.33)	(0.42)
Net realized gains on affiliated investments	(0.04)		—	—	—
Total distributions	(0.25)		(0.30)	(0.33)	(0.42)
Net asset value
End of period/year	$12.17		$11.75	$11.19	$11.24
Total return (D)	5.81	%(E)	7.87%	2.52%	9.39	%(E)
Net assets end of period/year (000’s)	$ 29,616		$ 24,297	$ 15,067	$ 10,813
Ratio and supplemental data
Expenses to average net assets: (F)
After reimbursement/waiver or recapture	0.27	%(G)	0.25%	0.26%	0.28	%(G)
Before reimbursement/waiver or recapture	0.27	%(G)	0.25%	0.26%	0.28	%(G)
Net investment income to average net assets (C)	3.35	%(G)	2.58%	2.83%	2.24	%(G)
Portfolio turnover rate (H)	5	%(E)	20%	31%	16	%(E)

(A)	Commenced operations November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the fund invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying affiliated funds.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Asset Allocation - Conservative Portfolio
	Class R
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$11.81		$11.24	$11.29	$10.49	$9.05	$12.47
Investment operations
Net investment income (A), (B)	0.19		0.26	0.28	0.27	0.37	0.35
Net realized and unrealized gain (loss) on affiliated investments	0.45		0.55	(0.07)	0.88	1.49	(3.23)
Total from investment operations	0.64		0.81	0.21	1.15	1.86	(2.88)
Distributions
Net investment income	(0.18)		(0.24)	(0.26)	(0.35)	(0.42)	(0.30)
Net realized gains on affiliated investments	(0.04)		—	—	—	—	(0.24)
Total distributions	(0.22)		(0.24)	(0.26)	(0.35)	(0.42)	(0.54)
Net asset value
End of period/year	$12.23		$11.81	$11.24	$11.29	$10.49	$9.05
Total return (C)	5.51	%(D)	7.30%	1.90%	11.23%	21.59%	(23.98)%
Net assets end of period/year (000’s)	$ 2,707		$ 2,589	$ 2,425	$ 3,061	$ 1,509	$ 1,089
Ratio and supplemental data
Expenses to average net assets: (E)
After reimbursement/waiver or recapture	0.82	%(F)	0.85%	0.90%	0.88%	0.89%	0.82%
Before reimbursement/waiver or recapture	0.82	%(F)	0.85%	0.90%	0.88%	0.89%	0.82%
Net investment income to average net assets (B)	3.21	%(F)	2.23%	2.50%	2.56%	3.97%	3.14%
Portfolio turnover rate (G)	5	%(D)	20%	31%	16%	27%	10%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying affiliated funds.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Asset Allocation - Growth Portfolio
	Class A
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$12.37		$11.49	$11.36	$9.92	$8.87	$15.46
Investment operations
Net investment income (A), (B)	0.14		0.07	0.07	0.05	0.12	0.15
Net realized and unrealized gain (loss) on affiliated investments	1.47		0.94	0.11	1.48	1.12	(6.29)
Total from investment operations	1.61		1.01	0.18	1.53	1.24	(6.14)
Distributions
Net investment income	(0.14)		(0.13)	(0.05)	(0.09)	(0.19)	(0.02)
Net realized gains on affiliated investments	—		—	—	—	—	(0.43)
Total distributions	(0.14)		(0.13)	(0.05)	(0.09)	(0.19)	(0.45)
Net asset value
End of period/year	$13.84		$12.37	$11.49	$11.36	$9.92	$8.87
Total return (C)	13.14	%(D)	8.96%	1.59%	15.55%	14.46%	(40.75)%
Net assets end of period/year (000’s)	$ 647,434		$ 601,498	$ 610,951	$ 645,459	$ 574,500	$ 495,257
Ratio and supplemental data
Expenses to average net assets: (E)
After reimbursement/waiver or recapture	0.64	%(F)	0.65%	0.67%	0.68%	0.73%	0.65%
Before reimbursement/waiver or recapture	0.64	%(F)	0.65%	0.67%	0.68%	0.73%	0.65%
Net investment income to average net assets (B)	2.25	%(F)	0.56%	0.58%	0.45%	1.41%	1.20%
Portfolio turnover rate (G)	13	%(D)	21%	30%	10%	47%	12%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying affiliated funds.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Asset Allocation - Growth Portfolio
	Class B
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011		October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$12.07		$11.20	$11.09		$9.70	$8.63	$15.13
Investment operations
Net investment income (loss) (A), (B)	0.10		(0.01)	—	(C)	(0.02)	0.07	0.08
Net realized and unrealized gain (loss) on affiliated investments	1.44		0.91	0.11		1.44	1.10	(6.15)
Total from investment operations	1.54		0.90	0.11		1.42	1.17	(6.07)
Distributions
Net investment income	(0.03)		(0.03)	—		(0.03)	(0.10)	—
Net realized gains on affiliated investments	—		—	—		—	—	(0.43)
Total distributions	(0.03)		(0.03)	—		(0.03)	(0.10)	(0.43)
Net asset value
End of period/year	$13.58		$12.07	$11.20		$11.09	$9.70	$8.63
Total return (D)	12.79	%(E)	8.08%	0.99%		14.65%	13.78%	(41.15)%
Net assets end of period/year (000’s)	$ 101,400		$ 106,594	$ 140,909		$ 184,263	$ 192,054	$ 196,817
Ratio and supplemental data
Expenses to average net assets: (F)
After reimbursement/waiver or recapture	1.41	%(G)	1.38%	1.36%		1.35%	1.40%	1.30%
Before reimbursement/waiver or recapture	1.41	%(G)	1.38%	1.36%		1.35%	1.40%	1.30%
Net investment income (loss) to average net assets (B)	1.52	%(G)	(0.12)%	(0.02)%		(0.18)%	0.84%	0.67%
Portfolio turnover rate (H)	13	%(E)	21%	30%		10%	47%	12%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the fund invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying affiliated funds.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Asset Allocation - Growth Portfolio
	Class C
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011		October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$12.06		$11.20	$11.09		$9.69	$8.64	$15.13
Investment operations
Net investment income (loss) (A), (B)	0.10		(0.01)	—	(C)	(0.01)	0.08	0.08
Net realized and unrealized gain (loss) on affiliated investments	1.44		0.92	0.11		1.45	1.08	(6.14)
Total from investment operations	1.54		0.91	0.11		1.44	1.16	(6.06)
Distributions
Net investment income	(0.06)		(0.05)	—		(0.04)	(0.11)	—
Net realized gains on affiliated investments	—		—	—		—	—	(0.43)
Total distributions	(0.06)		(0.05)	—		(0.04)	(0.11)	(0.43)
Net asset value
End of period/year	$13.54		$12.06	$11.20		$11.09	$9.69	$8.64
Total return (D)	12.79	%(E)	8.22%	0.99%		14.86%	13.72%	(41.08)%
Net assets end of period/year (000’s)	$ 666,033		$ 629,208	$ 682,872		$ 774,914	$ 763,086	$ 751,881
Ratio and supplemental data
Expenses to average net assets: (F)
After reimbursement/waiver or recapture	1.32	%(G)	1.29%	1.29%		1.29%	1.33%	1.26%
Before reimbursement/waiver or recapture	1.32	%(G)	1.29%	1.29%		1.29%	1.33%	1.26%
Net investment income (loss) to average net assets (B)	1.57	%(G)	(0.08)%	—	%(H)	(0.12)%	0.90%	0.62%
Portfolio turnover rate (I)	13	%(E)	21%	30%		10%	47%	12%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the fund invests.
(G)	Annualized.
(H)	Rounds to less than 0.01% or (0.01)%.
(I)	Does not include the portfolio activity of the underlying affiliated funds.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Asset Allocation - Growth Portfolio
	Class I
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010 (A)
Net asset value
Beginning of period/year	$12.39		$11.53	$11.39	$10.35
Investment operations
Net investment income (loss) (B), (C)	0.17		0.10	0.11	(0.02)
Net realized and unrealized gain on affiliated investments	1.47		0.94	0.13	1.20
Total from investment operations	1.64		1.04	0.24	1.18
Distributions
Net investment income	(0.19)		(0.18)	(0.10)	(0.14)
Total distributions	(0.19)		(0.18)	(0.10)	(0.14)
Net asset value
End of period/year	$13.84		$12.39	$11.53	$11.39
Total return (D)	13.41	%(E)	9.28%	2.10%	11.57	%(E)
Net assets end of period/year (000’s)	$ 19,005		$ 17,219	$ 14,642	$ 13,112
Ratio and supplemental data
Expenses to average net assets: (F)
After reimbursement/waiver or recapture	0.27	%(G)	0.25%	0.27%	0.30	%(G)
Before reimbursement/waiver or recapture	0.27	%(G)	0.25%	0.27%	0.30	%(G)
Net investment income (loss) to average net assets (C)	2.59	%(G)	0.86%	0.93%	(0.15	)%(G)
Portfolio turnover rate (H)	13	%(E)	21%	30%	10	%(E)

(A)	Commenced operations November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the fund invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying affiliated funds.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Asset Allocation - Growth Portfolio
	Class R
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$12.27		$11.39	$11.27	$9.85	$8.84	$15.40
Investment operations
Net investment income (A), (B)	0.13		0.06	0.05	0.01	0.10	0.07
Net realized and unrealized gain (loss) on affiliated investments	1.47		0.92	0.11	1.49	1.12	(6.20)
Total from investment operations	1.60		0.98	0.16	1.50	1.22	(6.13)
Distributions
Net investment income	(0.10)		(0.10)	(0.04)	(0.08)	(0.21)	—
Net realized gains on affiliated investments	—		—	—	—	—	(0.43)
Total distributions	(0.10)		(0.10)	(0.04)	(0.08)	(0.21)	(0.43)
Net asset value
End of period/year	$13.77		$12.27	$11.39	$11.27	$9.85	$8.84
Total return (C)	13.09	%(D)	8.76%	1.45%	15.35%	14.35%	(40.81)%
Net assets end of period/year (000’s)	$ 1,818		$ 1,661	$ 3,722	$ 3,762	$ 2,704	$ 1,570
Ratio and supplemental data
Expenses to average net assets: (E)
After reimbursement/waiver or recapture	0.85	%(F)	0.82%	0.82%	0.84%	0.85%	0.83%
Before reimbursement/waiver or recapture	0.85	%(F)	0.82%	0.82%	0.84%	0.85%	0.83%
Net investment income to average net assets (B)	2.10	%(F)	0.52%	0.44%	0.15%	1.09%	0.57%
Portfolio turnover rate (G)	13	%(D)	21%	30%	10%	47%	12%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying affiliated funds.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Asset Allocation - Moderate Growth Portfolio
	Class A
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$12.34		$11.55	$11.59	$10.39	$9.20	$14.58
Investment operations
Net investment income (A), (B)	0.17		0.16	0.19	0.19	0.28	0.26
Net realized and unrealized gain (loss) on affiliated investments	1.13		0.80	(0.06)	1.27	1.25	(5.04)
Total from investment operations	1.30		0.96	0.13	1.46	1.53	(4.78)
Distributions
Net investment income	(0.22)		(0.17)	(0.17)	(0.23)	(0.34)	(0.19)
Net realized gains on affiliated investments	—		—	—	—	—	(0.41)
Return of capital	—		—	—	(0.03)	—	—
Total distributions	(0.22)		(0.17)	(0.17)	(0.26)	(0.34)	(0.60)
Net asset value
End of period/year	$13.42		$12.34	$11.55	$11.59	$10.39	$9.20
Total return (C)	10.67	%(D)	8.48%	1.09%	14.35%	17.47%	(34.01)%
Net assets end of period/year (000’s)	$ 1,247,410		$ 1,181,926	$ 1,186,790	$ 1,202,885	$ 1,044,810	$ 901,766
Ratio and supplemental data
Expenses to average net assets: (E)
After reimbursement/waiver or recapture	0.59	%(F)	0.60%	0.62%	0.62%	0.66%	0.60%
Before reimbursement/waiver or recapture	0.59	%(F)	0.60%	0.62%	0.62%	0.66%	0.60%
Net investment income to average net assets (B)	2.68	%(F)	1.30%	1.58%	1.80%	2.99%	2.12%
Portfolio turnover rate (G)	11	%(D)	25%	35%	17%	37%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying affiliated funds.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Asset Allocation - Moderate Growth Portfolio
	Class B
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$12.32		$11.50	$11.53	$10.34	$9.12	$14.45
Investment operations
Net investment income (A), (B)	0.13		0.08	0.12	0.13	0.22	0.19
Net realized and unrealized gain (loss) on affiliated investments	1.12		0.80	(0.07)	1.25	1.24	(5.01)
Total from investment operations	1.25		0.88	0.05	1.38	1.46	(4.82)
Distributions
Net investment income	(0.11)		(0.06)	(0.08)	(0.16)	(0.24)	(0.10)
Net realized gains on affiliated investments	—		—	—	—	—	(0.41)
Return of capital	—		—	—	(0.03)	—	—
Total distributions	(0.11)		(0.06)	(0.08)	(0.19)	(0.24)	(0.51)
Net asset value
End of period/year	$13.46		$12.32	$11.50	$11.53	$10.34	$9.12
Total return (C)	10.19	%(D)	7.73%	0.43%	13.57%	16.69%	(34.44)%
Net assets end of period/year (000’s)	$ 199,454		$ 213,032	$ 283,905	$ 383,062	$ 394,275	$ 389,429
Ratio and supplemental data
Expenses to average net assets: (E)
After reimbursement/waiver or recapture	1.36	%(F)	1.33%	1.31%	1.30%	1.33%	1.27%
Before reimbursement/waiver or recapture	1.36	%(F)	1.33%	1.31%	1.30%	1.33%	1.27%
Net investment income to average net assets (B)	1.98	%(F)	0.65%	1.02%	1.19%	2.39%	1.54%
Portfolio turnover rate (G)	11	%(D)	25%	35%	17%	37%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying affiliated funds.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Asset Allocation - Moderate Growth Portfolio
	Class C
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$12.26		$11.47	$11.50	$10.32	$9.11	$14.45
Investment operations
Net investment income (A), (B)	0.13		0.08	0.12	0.13	0.22	0.18
Net realized and unrealized gain (loss) on affiliated investments	1.11		0.80	(0.05)	1.25	1.25	(5.00)
Total from investment operations	1.24		0.88	0.07	1.38	1.47	(4.82)
Distributions
Net investment income	(0.13)		(0.09)	(0.10)	(0.17)	(0.26)	(0.11)
Net realized gains on affiliated investments	—		—	—	—	—	(0.41)
Return of capital	—		—	—	(0.03)	—	—
Total distributions	(0.13)		(0.09)	(0.10)	(0.20)	(0.26)	(0.52)
Net asset value
End of period/year	$13.37		$12.26	$11.47	$11.50	$10.32	$9.11
Total return (C)	10.21	%(D)	7.74%	0.56%	13.58%	16.77%	(34.44)%
Net assets end of period/year (000’s)	$ 1,446,684		$ 1,379,454	$ 1,468,164	$ 1,606,227	$ 1,513,954	$ 1,455,012
Ratio and supplemental data
Expenses to average net assets: (E)
After reimbursement/waiver or recapture	1.28	%(F)	1.25%	1.25%	1.25%	1.28%	1.23%
Before reimbursement/waiver or recapture	1.28	%(F)	1.25%	1.25%	1.25%	1.28%	1.23%
Net investment income to average net assets (B)	2.00	%(F)	0.66%	0.99%	1.20%	2.43%	1.49%
Portfolio turnover rate (G)	11	%(D)	25%	35%	17%	37%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying affiliated funds.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Asset Allocation - Moderate Growth Portfolio
	Class I
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010 (A)
Net asset value
Beginning of period/year	$12.36		$11.58	$11.61	$10.76
Investment operations
Net investment income (B), (C)	0.19		0.18	0.21	0.09
Net realized and unrealized gain (loss) on affiliated investments	1.12		0.81	(0.03)	1.07
Total from investment operations	1.31		0.99	0.18	1.16
Distributions
Net investment income	(0.26)		(0.21)	(0.21)	(0.28)
Return of capital	—		—	—	(0.03)
Total distributions	(0.26)		(0.21)	(0.21)	(0.31)
Net asset value
End of period/year	$13.41		$12.36	$11.58	$11.61
Total return (D)	10.82	%(E)	8.82%	1.54%	11.07	%(E)
Net assets end of period/year (000’s)	$ 40,719		$ 34,145	$ 23,403	$ 16,293
Ratio and supplemental data
Expenses to average net assets: (F)
After reimbursement/waiver or recapture	0.27	%(G)	0.25%	0.26%	0.29	%(G)
Before reimbursement/waiver or recapture	0.27	%(G)	0.25%	0.26%	0.29	%(G)
Net investment income to average net assets (C)	2.95	%(G)	1.53%	1.74%	0.89	%(G)
Portfolio turnover rate (H)	11	%(E)	25%	35%	17	%(E)

(A)	Commenced operations November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the fund invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying affiliated funds.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Asset Allocation - Moderate Growth Portfolio
	Class R
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$12.28		$11.50	$11.53	$10.36	$9.18	$14.54
Investment operations
Net investment income (A), (B)	0.16		0.14	0.17	0.15	0.25	0.22
Net realized and unrealized gain (loss) on affiliated investments	1.11		0.79	(0.04)	1.28	1.26	(5.00)
Total from investment operations	1.27		0.93	0.13	1.43	1.51	(4.78)
Distributions
Net investment income	(0.19)		(0.15)	(0.16)	(0.23)	(0.33)	(0.17)
Net realized gains on affiliated investments	—		—	—	—	—	(0.41)
Return of capital	—		—	—	(0.03)	—	—
Total distributions	(0.19)		(0.15)	(0.16)	(0.26)	(0.33)	(0.58)
Net asset value
End of period/year	$13.36		$12.28	$11.50	$11.53	$10.36	$9.18
Total return (C)	10.52	%(D)	8.21%	1.06%	14.08%	17.29%	(34.08)%
Net assets end of period/year (000’s)	$ 5,685		$ 4,965	$ 5,306	$ 5,413	$ 2,873	$ 1,969
Ratio and supplemental data
Expenses to average net assets: (E)
After reimbursement/waiver or recapture	0.79	%(F)	0.77%	0.77%	0.79%	0.82%	0.76%
Before reimbursement/waiver or recapture	0.79	%(F)	0.77%	0.77%	0.79%	0.82%	0.76%
Net investment income to average net assets (B)	2.52	%(F)	1.14%	1.43%	1.43%	2.68%	1.74%
Portfolio turnover rate (G)	11	%(D)	25%	35%	17%	37%	13%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying affiliated funds.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Asset Allocation - Moderate Portfolio
	Class A
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$12.26		$11.60	$11.59	$10.62	$9.29	$13.69
Investment operations
Net investment income (A), (B)	0.18		0.23	0.26	0.30	0.36	0.33
Net realized and change in unrealized gain (loss) on affiliated investments	0.81		0.67	(0.02)	1.04	1.40	(4.05)
Total from investment operations	0.99		0.90	0.24	1.34	1.76	(3.72)
Distributions
Net investment income	(0.26)		(0.24)	(0.23)	(0.37)	(0.43)	(0.28)
Net realized gain on investments	—		—	—	—	—	(0.40)
Total distributions	(0.26)		(0.24)	(0.23)	(0.37)	(0.43)	(0.68)
Net asset value
End of period/year	$12.99		$12.26	$11.60	$11.59	$10.62	$9.29
Total return (C)	8.21	%(D)	7.95%	2.10%	12.95%	19.99%	(28.41)%
Net assets end of period/year (000’s)	$ 901,052		$ 866,505	$ 877,866	$ 857,469	$ 694,532	$ 545,646
Ratio and supplemental data
Expenses to average net assets: (E)
After reimbursement/waiver or recapture	0.57	%(F)	0.58%	0.61%	0.61%	0.63%	0.59%
Before reimbursement/waiver or recapture	0.57	%(F)	0.58%	0.61%	0.61%	0.63%	0.59%
Net investment income to average net assets (B)	2.82	%(F)	1.93%	2.23%	2.78%	3.76%	2.79%
Portfolio turnover rate (G)	8	%(D)	22%	30%	16%	30%	12%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying affiliated funds.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period and years ended:

For a share outstanding throughout each period	Transamerica Asset Allocation - Moderate Portfolio
	Class B
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$12.26		$11.58	$11.55	$10.59	$9.23	$13.59
Investment operations
Net investment income (A), (B)	0.13		0.15	0.20	0.24	0.30	0.27
Net realized and change in unrealized gain (loss) on affiliated investments	0.81		0.65	(0.03)	1.02	1.39	(4.05)
Total from investment operations	0.94		0.80	0.17	1.26	1.69	(3.78)
Distributions
Net investment income	(0.15)		(0.12)	(0.14)	(0.30)	(0.33)	(0.18)
Net realized gain on investments	—		—	—	—	—	(0.40)
Total distributions	(0.15)		(0.12)	(0.14)	(0.30)	(0.33)	(0.58)
Net asset value
End of period/year	$13.05		$12.26	$11.58	$11.55	$10.59	$9.23
Total return (C)	7.73	%(D)	7.06%	1.49%	12.13%	19.16%	(28.87)%
Net assets end of period/year (000’s)	$ 106,396		$ 115,595	$ 152,538	$ 220,658	$ 228,151	$ 223,209
Ratio and supplemental data
Expenses to average net assets: (E)
After reimbursement/waiver or recapture	1.37	%(F)	1.31%	1.28%	1.28%	1.30%	1.25%
Before reimbursement/waiver or recapture	1.37	%(F)	1.31%	1.28%	1.28%	1.30%	1.25%
Net investment income to average net assets (B)	2.07	%(F)	1.28%	1.69%	2.24%	3.23%	2.26%
Portfolio turnover rate (G)	8	%(D)	22%	30%	16%	30%	12%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying affiliated funds.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Asset Allocation - Moderate Portfolio
	Class C
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$12.17		$11.52	$11.50	$10.55	$9.21	$13.58
Investment operations
Net investment income (A), (B)	0.13		0.15	0.19	0.24	0.30	0.26
Net realized and change in unrealized gain (loss) on affiliated investments	0.81		0.66	(0.01)	1.02	1.39	(4.03)
Total from investment operations	0.94		0.81	0.18	1.26	1.69	(3.77)
Distributions
Net investment income	(0.18)		(0.16)	(0.16)	(0.31)	(0.35)	(0.20)
Net realized gain on investments	—		—	—	—	—	(0.40)
Total distributions	(0.18)		(0.16)	(0.16)	(0.31)	(0.35)	(0.60)
Net asset value
End of period/year	$12.93		$12.17	$11.52	$11.50	$10.55	$9.21
Total return (C)	7.79	%(D)	7.17%	1.50%	12.22%	19.24%	(28.87)%
Net assets end of period/year (000’s)	$ 1,110,393		$ 1,069,033	$ 1,088,747	$ 1,142,029	$ 997,766	$ 876,977
Ratio and supplemental data
Expenses to average net assets: (E)
After reimbursement/waiver or recapture	1.25	%(F)	1.23%	1.22%	1.22%	1.24%	1.21%
Before reimbursement/waiver or recapture	1.25	%(F)	1.23%	1.22%	1.22%	1.24%	1.21%
Net investment income to average net assets (B)	2.15	%(F)	1.28%	1.64%	2.21%	3.25%	2.21%
Portfolio turnover rate (G)	8	%(D)	22%	30%	16%	30%	12%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying affiliated funds.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period and years ended:

For a share outstanding throughout each period	Transamerica Asset Allocation - Moderate Portfolio
	Class I
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010 (A)
Net asset value
Beginning of period/year	$12.28		$11.63	$11.61	$10.94
Investment operations
Net investment income (B), (C)	0.19		0.25	0.28	0.17
Net realized and change in unrealized gain on affiliated investments	0.81		0.68	0.01	0.91
Total from investment operations	1.00		0.93	0.29	1.08
Distributions
Net investment income	(0.30)		(0.28)	(0.27)	(0.41)
Total distributions	(0.30)		(0.28)	(0.27)	(0.41)
Net asset value
End of period/year	$12.98		$12.28	$11.63	$11.61
Total return (D)	8.32	%(E)	8.26%	2.53%	10.27	%(E)
Net assets end of period/year (000’s)	$ 38,585		$ 36,572	$ 26,332	$ 17,853
Ratio and supplemental data
Expenses to average net assets: (F)
After reimbursement/waiver or recapture	0.26	%(G)	0.25%	0.26%	0.28	%(G)
Before reimbursement/waiver or recapture	0.26	%(G)	0.25%	0.26%	0.28	%(G)
Net investment income to average net assets (C)	3.12	%(G)	2.11%	2.42%	1.73	%(G)
Portfolio turnover rate (H)	8	%(E)	22%	30%	16	%(E)

(A)	Commenced operations November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the fund invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying affiliated funds.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Asset Allocation - Moderate Portfolio
Class R
April 30, 2013 (unaudited)	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$12.20	$11.54	$11.53	$10.58	$9.28	$13.65
Investment operations
Net investment income (A), (B)	0.16	0.20	0.23	0.24	0.32	0.28
Net realized and change in unrealized gain (loss) on affiliated investments	0.80	0.67	—	(C)	1.06	1.42	(4.02)
Total from investment operations	0.96	0.87	0.23	1.30	1.74	(3.74)
Distributions
Net investment income	(0.23)	(0.21)	(0.22)	(0.35)	(0.44)	(0.23)
From net realized gain on investments	—	—	—	—	—	(0.40)
Total distributions	(0.23)	(0.21)	(0.22)	(0.35)	(0.44)	(0.63)
Net asset value
End of period/year	$12.93	$12.20	$11.54	$11.53	$10.58	$9.28
Total return (D)	8.00	%(E)	7.72%	2.01%	12.60%	19.81%	(28.57)%
Net assets end of period/year (000’s)	$ 4,915	$ 4,954	$ 5,314	$ 4,278	$ 2,211	$ 959
Ratio and supplemental data
Expenses to average net assets: (F)
After reimbursement/waiver or recapture	0.76	%(G)	0.79%	0.82%	0.83%	0.86%	0.87%
Before reimbursement/waiver or recapture	0.76	%(G)	0.79%	0.82%	0.83%	0.86%	0.87%
Net investment income to average net assets (B)	2.58	%(G)	1.71%	2.00%	2.23%	3.38%	2.37%
Portfolio turnover rate (H)	8	%(E)	22%	30%	16%	30%	12%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the fund invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying affiliated funds.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period and years ended:

For a share outstanding throughout each period	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class A
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$9.92		$9.68	$9.82	$9.35	$8.30	$10.78
Investment operations
Net investment income (A), (B)	0.14		0.21	0.15	0.14	0.29	0.20
Net realized and unrealized gain (loss) on affiliated investments	0.36		0.25	(0.23)	0.58	1.08	(2.43)
Total from investment operations	0.50		0.46	(0.08)	0.72	1.37	(2.23)
Distributions
Net investment income	(0.19)		(0.22)	(0.06)	(0.15)	(0.32)	(0.25)
Return of capital	—		—	—	(0.10)	—	—
Total distributions	(0.19)		(0.22)	(0.06)	(0.25)	(0.32)	(0.25)
Net asset value
End of period/year	$10.23		$9.92	$9.68	$9.82	$9.35	$8.30
Total return (C)	5.15	%(D)	4.95%	(0.77)%	7.83%	17.21%	(21.08)%
Net assets end of period/year (000’s)	$ 211,092		$ 176,808	$ 171,567	$ 128,041	$ 119,693	$ 97,482
Ratio and supplemental data
Expenses to average net assets: (E)
After reimbursement/waiver or recapture	0.72	%(F)	0.74%	0.76%	0.80%	0.81%	0.84%
Before reimbursement/waiver or recapture	0.72	%(F)	0.74%	0.76%	0.80%	0.81%	0.77%
Net investment income to average net assets (B)	2.82	%(F)	2.19%	1.53%	1.51%	3.43%	1.98%
Portfolio turnover rate (G)	58	%(D)	62%	31%	35%	18%	5%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying affiliated funds.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class C
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$9.82		$9.59	$9.73	$9.27	$8.23	$10.72
Investment operations
Net investment income (A), (B)	0.11		0.14	0.09	0.08	0.24	0.15
Net realized and unrealized gain (loss) on affiliated investments	0.36		0.25	(0.22)	0.57	1.06	(2.42)
Total from investment operations	0.47		0.39	(0.13)	0.65	1.30	(2.27)
Distributions
Net investment income	(0.12)		(0.16)	(0.01)	(0.09)	(0.26)	(0.22)
Net realized gain on investments	—		—	—	(0.10)	—	—
Total distributions	(0.12)		(0.16)	(0.01)	(0.19)	(0.26)	(0.22)
Net asset value
End of period/year	$10.17		$9.82	$9.59	$9.73	$9.27	$8.23
Total return (C)	4.86	%(D)	4.21%	(1.35)%	7.12%	16.37%	(21.52)%
Net assets end of period/year (000’s)	$ 150,532		$ 142,788	$ 141,413	$ 114,662	$ 96,376	$ 89,701
Ratio and supplemental data
Expenses to average net assets: (E)
After reimbursement/waiver or recapture	1.45	%(F)	1.41%	1.42%	1.44%	1.45%	1.52%
Before reimbursement/waiver or recapture	1.45	%(F)	1.41%	1.42%	1.44%	1.45%	1.43%
Net investment income (loss) to average net assets (B)	2.17	%(F)	1.47%	0.91%	0.82%	2.92%	1.53%
Portfolio turnover rate (G)	58	%(D)	62%	31%	35%	18%	5%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying affiliated funds.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period and years ended:

For a share outstanding throughout each period	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class I
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010(A)
Net asset value
Beginning of period/year	$9.94		$9.70	$9.84	$9.49
Investment operations
Net investment income (B), (C)	0.16		0.23	0.15	0.07
Net realized and unrealized gain (loss) on affiliated investments	0.37		0.27	(0.19)	0.57
Total from investment operations	0.53		0.50	(0.04)	0.64
Distributions
Net investment income	(0.23)		(0.26)	(0.10)	(0.19)
Return of capital	—		—	—	(0.10)
Total distributions	(0.23)		(0.26)	(0.10)	(0.29)
Net asset value
End of period/year	$10.24		$9.94	$9.70	$9.84
Total return (D)	5.41	%(E)	5.34%	(0.47)%	6.90	%(E)
Net assets end of period/year (000’s)	$ 203,247		$ 175,506	$ 120,465	$ 34,131
Ratio and supplemental data
Expenses to average net assets: (F)
After reimbursement/waiver or recapture	0.40	%(G)	0.37%	0.40%	0.50	%(G)
Before reimbursement/waiver or recapture	0.40	%(G)	0.37%	0.40%	0.50	%(G)
Net investment income (loss) to average net assets (C)	3.20	%(G)	2.37%	1.56%	0.82	%(G)
Portfolio turnover rate (H)	58	%(E)	62%	31%	35	%(E)

(A)	Commenced operations November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the fund invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying affiliated funds.

For a share outstanding throughout each period	Transamerica Multi-Manager International Portfolio
	Class A
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$9.22		$9.09	$9.84	$8.53	$6.57	$13.24
Investment operations
Net investment income (A), (B)	0.13		0.16	0.08	0.09	0.17	0.27
Net realized and unrealized gain (loss) on affiliated investments	0.90		0.22	(0.75)	1.33	1.84	(6.53)
Total from investment operations	1.03		0.38	(0.67)	1.42	2.01	(6.26)
Distributions
Net investment income	(0.10)		(0.25)	(0.08)	(0.11)	(0.05)	(0.32)
Net realized gains on affiliated investments	—		—	—	—	—	(0.09)
Total distributions	(0.10)		(0.25)	(0.08)	(0.11)	(0.05)	(0.41)
Net asset value
End of period/year	$10.15		$9.22	$9.09	$9.84	$8.53	$6.57
Total return (C)	11.21	%(D)	4.65%	(6.90)%	16.80%	30.86%	(48.61)%
Net assets end of period/year (000’s)	$ 84,665		$ 86,834	$ 118,070	$ 135,479	$ 134,751	$ 103,077
Ratio and supplemental data
Expenses to average net assets: (E)
After reimbursement/waiver or recapture	0.71	%(F)	0.68%	0.67%	0.70%	0.74%	0.65%
Before reimbursement/waiver or recapture	0.71	%(F)	0.68%	0.67%	0.70%	0.74%	0.65%
Net investment income to average net assets (B)	2.75	%(F)	1.79%	0.77%	1.04%	2.35%	2.59%
Portfolio turnover rate (G)	14	%(D)	41%	13%	11%	32%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying affiliated funds.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Multi-Manager International Portfolio
	Class B
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011		October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$9.16		$9.00	$9.74		$8.45	$6.50	$13.13
Investment operations
Net investment income (A), (B)	0.10		0.09	0.01		0.02	0.01	0.21
Net realized and unrealized gain (loss) on affiliated investments	0.88		0.24	(0.75)		1.32	1.94	(6.50)
Total from investment operations	0.98		0.33	(0.74)		1.34	1.95	(6.29)
Distributions
Net investment income	(0.02)		(0.17)	—	(C)	(0.05)	—	(0.25)
Net realized gains on affiliated investments	—		—	—		—	—	(0.09)
Total distributions	(0.02)		(0.17)	—	(C)	(0.05)	—	(0.34)
Net asset value
End of period/year	$10.12		$9.16	$9.00		$9.74	$8.45	$6.50
Total return (D)	10.68	%(E)	3.92%	(7.59)%		15.95%	30.00%	(49.04)%
Net assets end of period/year (000’s)	$ 9,622		$ 9,847	$ 13,373		$ 18,432	$ 18,010	$ 15,781
Ratio and supplemental data
Expenses to average net assets: (F)
After reimbursement/waiver or recapture	1.45	%(G)	1.45%	1.45%		1.45%	1.45%	1.42%
Before reimbursement/waiver or recapture	1.60	%(G)	1.54%	1.48%		1.49%	1.57%	1.42%
Net investment income to average net assets (B)	2.06	%(G)	1.05%	0.11%		0.19%	0.08%	1.95%
Portfolio turnover rate (H)	14	%(E)	41%	13%		11%	32%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the fund invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying affiliated funds.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Multi-Manager International Portfolio
	Class C
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$9.15		$9.01	$9.75	$8.45	$6.50	$13.13
Investment operations
Net investment income (A), (B)	0.10		0.09	0.02	0.02	0.03	0.21
Net realized and unrealized gain (loss) on affiliated investments	0.89		0.23	(0.74)	1.33	1.92	(6.49)
Total from investment operations	0.99		0.32	(0.72)	1.35	1.95	(6.28)
Distributions
Net investment income	(0.03)		(0.18)	(0.02)	(0.05)	—	(0.26)
Net realized gains on affiliated investments	—		—	—	—	—	(0.09)
Total distributions	(0.03)		(0.18)	(0.02)	(0.05)	—	(0.35)
Net asset value
End of period/year	$10.11		$9.15	$9.01	$9.75	$8.45	$6.50
Total return (C)	10.82	%(D)	3.87%	(7.42)%	16.10%	30.00%	(48.98)%
Net assets end of period/year (000’s)	$ 90,515		$ 92,050	$ 117,858	$ 144,849	$ 132,777	$ 128,742
Ratio and supplemental data
Expenses to average net assets: (E)
After reimbursement/waiver or recapture	1.45	%(F)	1.38%	1.34%	1.36%	1.43%	1.31%
Before reimbursement/waiver or recapture	1.45	%(F)	1.38%	1.34%	1.36%	1.43%	1.31%
Net investment income to average net assets (B)	2.04	%(F)	1.07%	0.16%	0.27%	0.50%	2.01%
Portfolio turnover rate (G)	14	%(D)	41%	13%	11%	32%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Does not include expenses of the investment companies in which the fund invests.
(F)	Annualized.
(G)	Does not include the portfolio activity of the underlying affiliated funds.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Multi-Manager International Portfolio
	Class I
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010 (A)
Net asset value
Beginning of period/year	$9.23		$9.11	$9.86	$8.84
Investment operations
Net investment income (loss) (B), (C)	0.15		0.16	0.11	(0.02)
Net realized and unrealized gain (loss) on affiliated investments	0.88		0.25	(0.74)	1.19
Total from investment operations	1.03		0.41	(0.63)	1.17
Distributions
Net investment income	(0.14)		(0.29)	(0.12)	(0.15)
Total distributions	(0.14)		(0.29)	(0.12)	(0.15)
Net asset value
End of period/year	$10.12		$9.23	$9.11	$9.86
Total return (D)	11.29	%(E)	5.07%	(6.49)%	13.41	%(E)
Net assets end of period/year (000’s)	$ 32,539		$ 28,450	$ 28,748	$ 28,047
Ratio and supplemental data
Expenses to average net assets: (F)
After reimbursement/waiver or recapture	0.33	%(G)	0.28%	0.29%	0.34	%(G)
Before reimbursement/waiver or recapture	0.33	%(G)	0.28%	0.29%	0.34	%(G)
Net investment income (loss) to average net assets (C)	3.11	%(G)	1.87%	1.12%	(0.21	)%(G)
Portfolio turnover rate (H)	14	%(E)	41%	13%	11	%(E)

(A)	Commenced operations November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying affiliated investment companies in which the fund invests.
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Does not include expenses of the investment companies in which the fund invests.
(G)	Annualized.
(H)	Does not include the portfolio activity of the underlying affiliated funds.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS

At April 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Multi-Manager Alternative Strategies Portfolio, and Transamerica Multi-Manager International Portfolio (each, a “Fund” and collectively, the “Funds”) are series of the Trust.

The Funds, with the exception of Transamerica Multi-Manager Alternative Strategies Portfolio and Transamerica Multi-Manager International Portfolio, currently offer five classes of shares: Class A, Class B, Class C, Class I, and Class R. Transamerica Multi-Manager Alternative Strategies Portfolio currently offers three classes of shares: Class A, Class C, and Class I. Transamerica Multi-Manager International Portfolio currently offers four classes of shares: Class A, Class B, Class C, and Class I. Each class has a public offering price that reflects different sales charges, if any, and expense levels. Class B shares will convert to Class A shares eight years after purchase. Effective July 15, 2010, Class B shares were no longer offered for purchase.

Each Fund, a “fund of fund”, invests the majority of its assets among certain affiliated series of the Trust (hereafter referred to as “Underlying Funds”). The financial statements of the Underlying Funds, including the Schedules of Investments, should be read in conjunction with the Funds’ financial statements. The Underlying Funds’ shareholder reports are available without charge at www.transamericainvestments.com and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov, or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

This report should be read in conjunction with the Funds’ current prospectus, which contains additional information about the Funds, including investment objectives and strategies.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

In preparing the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated subcustodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Restricted and illiquid securities: The Funds may invest in unregulated or restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at April 30, 2013 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Cash overdraft: Throughout the period, the Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statements of Assets and Liabilities. Expenses from cash overdrafts are included in Other in the Statements of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income is accrued as earned. Dividend income and capital gain distributions from affiliated investment companies, if any, are recorded on the ex-dividend date. Dividends and net realized gain (loss) for the Funds are from investments in shares of affiliated investment companies.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 2. (continued)

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc.‘s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Funds’ Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized as Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the investment valuations as well as the fair valuation guidelines.

The availability of observable inputs may vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to the total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each Fund’s Schedule of Investments.

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 2. (continued)

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized as Level 2.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by TAM’s Valuation Committee under the supervision of the Funds’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Funds’ investments, at April 30, 2013, is disclosed in the Valuation Summary of each Fund’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TAM, the Funds’ investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Funds’ administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Funds are also officers and/or directors of TAM, TFS, and TCI. No interested trustee receives compensation from the Funds.

Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Fund expenses do not include expenses of the investment companies in which the Funds invest. The Funds have material ownership interests in the Underlying Funds.

Investment advisory fees: The Funds pay management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints and/or rates:

Fund Name/Breakpoint	Rate
Transamerica Asset Allocation - Conservative Portfolio
ANA	0.10%
Transamerica Asset Allocation - Growth Portfolio
ANA	0.10
Transamerica Asset Allocation - Moderate Growth Portfolio
ANA	0.10
Transamerica Asset Allocation - Moderate Portfolio
ANA	0.10

Fund Name/Breakpoint	Rate
Transamerica Multi-Manager Alternative Strategies Portfolio
First $500 million	0.20%
Over $500 million up to $1 billion	0.19
Over $1 billion	0.18
Transamerica Multi-Manager International Portfolio
ANA	0.10%

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 3. (continued)

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business, exceed the following stated annual limit:

Fund Name	Expense Limit	Maximum Operating Expense Limit Effective Through
Transamerica Asset Allocation - Conservative Portfolio	0.45%	March 1, 2014
Transamerica Asset Allocation - Growth Portfolio	0.45	March 1, 2014
Transamerica Asset Allocation - Moderate Growth Portfolio	0.45	March 1, 2014
Transamerica Asset Allocation - Moderate Portfolio	0.45	March 1, 2014
Transamerica Multi-Manager Alternative Strategies Portfolio	0.55	March 1, 2014
Transamerica Multi-Manager International Portfolio	0.45	March 1, 2014

TAM is entitled to reimbursement by the Fund of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Fund operating expenses are less than the stated annual limit.

There were no amounts recaptured for the period ended April 30, 2013.

The following amounts were available for recapture by the adviser as of April 30, 2013:

Fund Name/Class	Amount Available	Year Reimbursed	Available Through
Transamerica Multi-Manager International Portfolio
Class B	$5,507	2011	10/31/2013
	10,232	2012	10/31/2014

Distribution and service fees: The Funds have 12b-1 distribution plans under the 1940 Act pursuant to which an annual fee, based on ANA, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Funds. Pursuant to the distribution plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor. The Funds are authorized under the 12b-1 plans to pay fees on each available class up to the following limits: 0.30% for Class A; 1.00% for Class B; 1.00% for Class C; and 0.50% for Class R. 12b-1 fees are not applicable for Class I. Amounts paid are included in the Statements of Operations.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Class B, Class C, and certain Class A share redemptions. For the period ended April 30, 2013 the underwriter commissions were as follows:

Transamerica Asset Allocation - Conservative Portfolio
Received by Underwriter	$824,542
Retained by Underwriter	134,504
Contingent Deferred Sales Charge	53,573
Transamerica Asset Allocation - Growth Portfolio
Received by Underwriter	$818,515
Retained by Underwriter	123,328
Contingent Deferred Sales Charge	80,120
Transamerica Asset Allocation - Moderate Growth Portfolio
Received by Underwriter	$1,782,901
Retained by Underwriter	277,566
Contingent Deferred Sales Charge	107,579

Transamerica Asset Allocation - Moderate Portfolio
Received by Underwriter	$1,353,013
Retained by Underwriter	217,920
Contingent Deferred Sales Charge	78,495
Transamerica Asset Allocation - Multi-Manager Alternative Strategies Portfolio
Received by Underwriter	$263,124
Retained by Underwriter	42,479
Contingent Deferred Sales Charge	12,742
Transamerica Asset Allocation - Multi-Manager International Portfolio
Received by Underwriter	$33,382
Retained by Underwriter	5,395
Contingent Deferred Sales Charge	6,744

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 3. (continued)

Administrative services: The Funds have entered into an agreement with TFS for financial and legal fund administration services. The Funds pay TFS an annual fee of 0.0175% of ANA. The Legal fees in the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: Pursuant to a Transfer Agency Agreement, as amended, the Funds pay TFS a fee for providing transfer agent services as follows:

Class A, B, C & R*
Open Account	$21.00
Closed Account	1.50

Class I*
Open Direct Account	$21.00
Open Networked Account	8.00
Closed Account	1.50
Sub-Transfer Agent and Omnibus Intermediary Fees	10 bps
*	Applicable out-of pocket expenses, including, but not limited to, quarterly shareholder statements and postage, will be charged directly to the funds.

Fees paid and the amounts due to TFS for the period ended April 30, 2013 are as follows:

Fund Name	Fees Paid to TFS	Fees Due to TFS
Transamerica Asset Allocation - Conservative Portfolio	$548,842	$97,587
Transamerica Asset Allocation - Growth Portfolio	1,131,112	202,782
Transamerica Asset Allocation - Moderate Growth Portfolio	1,765,357	312,452
Transamerica Asset Allocation - Moderate Portfolio	1,050,104	198,667
Transamerica Multi-Manager Alternative Strategies Portfolio	225,485	25,670
Transamerica Multi-Manager International Portfolio	198,962	34,632

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of affiliated investments purchased and proceeds from affiliated investments sold (excluding short-term securities) for the period ended April 30, 2013 were as follows:

Fund Name	Purchases of affiliated investments	Proceeds from maturities and sales of affiliated investments
Transamerica Asset Allocation - Conservative Portfolio	$62,358,654	$127,864,845
Transamerica Asset Allocation - Growth Portfolio	181,716,577	278,330,431
Transamerica Asset Allocation - Moderate Growth Portfolio	319,224,451	489,649,703
Transamerica Asset Allocation - Moderate Portfolio	174,045,108	277,990,141
Transamerica Multi-Manager Alternative Strategies Portfolio	345,415,712	303,440,978
Transamerica Multi-Manager International Portfolio	29,698,479	53,401,458

There were no transactions of U.S. Government securities during the period ended April 30, 2013.

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 5. ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. In January 2013 the FASB issued further authoritative guidance clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This information will enable users of the Funds’ financial statements to evaluate the effect or potential effect of netting arrangements on the Funds’ financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual years beginning on or after January 1, 2013.

Management is currently evaluating the implication of the additional disclosure requirements and its impact on the remaining Funds’ financial statements.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Funds have not made any provision for federal income or excise taxes due to its policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Funds’ tax provisions taken or expected to be taken for all open tax years 2009-2012, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, net operating losses, and capital loss carryforwards.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ financial statements.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At a meeting of the Board of Trustees of Transamerica Funds (the “Board) held on August 2, 2012, the Board reviewed and considered the approval of a proposed investment advisory agreement (the “New Advisory Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and each of the funds listed below (each a “Fund,” and collectively, the “Funds”). Following their review and consideration the Board determined that the New Advisory Agreement will enable shareholders to continue to enjoy investment management services at a cost that is reasonable in light of the services rendered. The Board, including the Independent Board Members, approved the New Advisory Agreement for each Fund.

Transamerica Asset Allocation - Conservative Portfolio	Transamerica Asset Allocation - Moderate Portfolio
Transamerica Asset Allocation - Growth Portfolio	Transamerica Multi-Manager Alternative Strategies Portfolio
Transamerica Asset Allocation - Moderate Growth Portfolio	Transamerica Multi-Manager International Portfolio

In reaching their decisions, the Board Members requested and obtained from TAM information they deemed necessary to evaluate the New Advisory Agreement, and also considered information they had previously received from TAM in connection with the initial approval or annual consideration, as applicable, of a Fund’s current advisory agreement (a “Current Advisory Agreement”). In considering the New Advisory Agreement for each Fund, the Board Members evaluated a number of factors and considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.

Among other matters, the Board Members considered:

•	the terms and conditions of the New Advisory Agreement, including the differences from the Current Advisory Agreement;

•	the differences among the various Current Advisory Agreements, as well as differences with the advisory agreements of other funds in the Transamerica Fund complex and current industry practices;

•	the fact that each Fund’s advisory fees will remain the same under the New Advisory Agreement;

•	the nature, scope and quality of services that TAM as investment adviser is expected to continue to provide to the Funds;

•	the fact that the Board performed a full review of the Current Advisory Agreement for each Fund either in June 2012 or, if the Fund is relatively new, at the time of the Fund’s launch, as required by the Investment Company Act of 1940 Act and determined that TAM has the capabilities, resources and personnel necessary to provide the advisory services then being provided and anticipated to be provided to each Fund, and that the fees paid by each Fund represented reasonable compensation to TAM in light of the services provided.

In their deliberations, the Board Members did not identify any particular information that was all-important or controlling, and each Board Member may have attributed different weights to the various factors. The Board Members evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. The Board Members of each applicable Fund, including a majority of the Independent Board Members, concluded that the terms of the New Advisory Agreement are reasonable, and that the New Advisory Agreement should be approved and recommended to Fund shareholders.

Nature, Quality and Extent of Services Provided. In evaluating the nature, quality and extent of the services to be provided by TAM under each New Advisory Agreement, the Board Members considered, among other things, that the differences between the New Advisory Agreement and the Current Advisory Agreements are not expected to result in any diminution in the nature, quality and extent of services provided to each Fund and its shareholders and that it is expected that TAM will continue to provide high quality advisory services under the New Advisory Agreement. The Board considered the services provided by TAM for the advisory fee it will receive, after payment of a Fund’s sub-advisory fee, if applicable, including oversight of the services provided by the Funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the Funds, as well as the “manager of managers” services TAM will provide. The Board Members also considered that they recently had performed a full review of each Current Advisory Agreement and had determined that TAM can provide investment and related services that are appropriate in scope and extent in light of each Fund’s operations, the competitive landscape of the investment company business and investor needs.

Based on their review of the materials provided and the assurances they received from TAM, the Board Members of each Fund determined that if the New Advisory Agreement is adopted, TAM will continue to provide the advisory services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

Transamerica Funds	Semi-Annual Report 2013

Investment Performance. The Board Members considered the performance results of the Funds. The Board Members noted that they had recently considered the performance of the Funds over various time periods in connection with the consideration of the applicable Current Advisory Agreements in June 2012 or, for relatively new Funds, had considered certain performance information prior to the Fund’s launch. Based on this information, the Board Members determined that TAM continues to be capable of generating a level of investment performance that is appropriate in light of each Fund’s investment objectives, policies and strategies.

Advisory Fees and Total Expense Ratios. The Board Members noted that the advisory fees and total expense ratios of each Fund are expected to remain the same under the New Advisory Agreement. The Board considered that it had recently considered information provided by Lipper Inc. comparing the advisory fee and total expense ratio of each Fund to the management fees and total expense ratios of comparable investment companies. On the basis of these considerations, the Board Members determined that the advisory fees to be received by TAM under the New Advisory Agreement continue to be reasonable in light of the services provided.

Costs of Services Provided and Profitability. The Board Members considered information provided by TAM regarding the profitability of TAM with respect to the advisory services it provides to each Fund. The Board considered that it had recently reviewed profitability information about TAM’s costs of providing and/or procuring fund management services, as applicable, as well as the costs of providing administration, transfer agency and other services to the Funds. The Board Members determined that the profitability of TAM and its affiliates from their relationships with the Funds was not excessive.

Economies of Scale. The Board Members considered information on the advisory fees paid by each Fund, taking into account any applicable breakpoint fee structures to account for economies of scale, and concluded that each Fund’s fee structure reflected economies of scale to date. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether each Fund has achieved economies of scale and the appropriateness of advisory fees payable to TAM.

Fallout Benefits. The Board Members took into consideration the character of other incidental benefits to TAM from its relationship with each Fund. The Board Members noted that TAM is not expected to realize “soft dollar” benefits from its relationship with the Funds. The Board Members considered that the costs, nature, scope and quality of administrative and other services provided to the Funds by affiliates of TAM will not change as a result of approval of the New Advisory Agreement.

Other Considerations. The Board Members considered that the New Advisory Agreement would more closely align the Funds with current industry practice and standardize the terms of the advisory agreements across the Funds, allowing for more efficient monitoring and administration of their performance. In addition, the Board Members noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to continue to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders. In this regard, the Board Members favorably considered the procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the sub-advisers, if applicable.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

Transamerica Asset Allocation – Conservative Portfolio

RESULTS OF SHAREHOLDER PROXY

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$ 24,297,756,976.14	$ —	$ 233,375,784.56
Sandra N. Bane	$ 24,301,005,287.26	$ —	$ 230,127,473.44
Leo J. Hill	$ 24,303,864,648.88	$ —	$ 227,268,111.82
David W. Jennings	$ 24,305,514,957.51	$ —	$ 225,617,803.19
Russell A. Kimball, Jr.	$ 24,302,578,520.25	$ —	$ 228,554,240.45
Eugene M. Mannella	$ 24,302,290,685.74	$ —	$ 228,842,074.96
Norman R. Nielsen	$ 24,301,874,299.84	$ —	$ 229,258,460.86
Joyce G. Norden	$ 24,296,730,545.02	$ —	$ 234,402,215.68
Patricia L. Sawyer	$ 24,303,832,760.74	$ —	$ 227,299,999.96
John W. Waechter	$ 24,303,568,956.41	$ —	$ 227,563,804.29
Alan F. Warrick	$ 24,298,534,836.00	$ —	$ 232,597,924.70

At a special meeting of shareholders held on December 21, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 486,559,871.23	$ 15,866,131.97	$ 27,714,390.74 / $ 172,827,476.30

At a special meeting of shareholders held on December 21, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 478,370,985.79	$ 18,449,956.43	$ 33,319,451.71 / $ 172,827,476.30

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 477,544,204.41	$ 19,510,374.03	$ 33,085,815.49 / $ 172,827,476.30

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 476,860,923.35	$ 20,337,499.19	$ 32,941,971.40 / $ 172,827,476.30

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 482,728,063.68	$ 17,019,971.98	$ 30,392,358.28 / $ 172,827,476.30

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

Transamerica Asset Allocation – Growth Portfolio

RESULTS OF SHAREHOLDER PROXY

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$ 24,297,756,976.14	$ —	$ 233,375,784.56
Sandra N. Bane	$ 24,301,005,287.26	$ —	$ 230,127,473.44
Leo J. Hill	$ 24,303,864,648.88	$ —	$ 227,268,111.82
David W. Jennings	$ 24,305,514,957.51	$ —	$ 225,617,803.19
Russell A. Kimball, Jr.	$ 24,302,578,520.25	$ —	$ 228,554,240.45
Eugene M. Mannella	$ 24,302,290,685.74	$ —	$ 228,842,074.96
Norman R. Nielsen	$ 24,301,874,299.84	$ —	$ 229,258,460.86
Joyce G. Norden	$ 24,296,730,545.02	$ —	$ 234,402,215.68
Patricia L. Sawyer	$ 24,303,832,760.74	$ —	$ 227,299,999.96
John W. Waechter	$ 24,303,568,956.41	$ —	$ 227,563,804.29
Alan F. Warrick	$ 24,298,534,836.00	$ —	$ 232,597,924.70

At a special meeting of shareholders held on December 21, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 537,510,371.94	$ 20,830,777.78	$ 23,718,971.97 / $ 196,194,289.69

At a special meeting of shareholders held on December 21, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 523,290,039.61	$ 23,026,355.11	$ 35,743,726.97 / $ 196,194,289.69

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 526,302,738.95	$ 22,525,262.07	$ 33,232,120.67 / $ 196,194,289.69

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 526,199,980.99	$ 23,178,285.07	$ 32,681,855.64 / $ 196,194,289.69

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 531,589,944.46	$ 18,396,763.24	$ 32,073,413.99 / $ 196,194,289.69

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

Transamerica Asset Allocation – Moderate Growth Portfolio

RESULTS OF SHAREHOLDER PROXY

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$ 24,297,756,976.14	$ —	$ 233,375,784.56
Sandra N. Bane	$ 24,301,005,287.26	$ —	$ 230,127,473.44
Leo J. Hill	$ 24,303,864,648.88	$ —	$ 227,268,111.82
David W. Jennings	$ 24,305,514,957.51	$ —	$ 225,617,803.19
Russell A. Kimball, Jr.	$ 24,302,578,520.25	$ —	$ 228,554,240.45
Eugene M. Mannella	$ 24,302,290,685.74	$ —	$ 228,842,074.96
Norman R. Nielsen	$ 24,301,874,299.84	$ —	$ 229,258,460.86
Joyce G. Norden	$ 24,296,730,545.02	$ —	$ 234,402,215.68
Patricia L. Sawyer	$ 24,303,832,760.74	$ —	$ 227,299,999.96
John W. Waechter	$ 24,303,568,956.41	$ —	$ 227,563,804.29
Alan F. Warrick	$ 24,298,534,836.00	$ —	$ 232,597,924.70

At a special meeting of shareholders held on December 21, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 1,088,889,025.75	$ 44,424,746.22	$ 73,672,492.54 / $ 399,925,974.27

At a special meeting of shareholders held on January 18, 2013, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 1,098,372,333.09	$ 53,013,683.59	$ 98,640,673.82 / $ 382,206,791.07

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 1,098,580,848.21	$ 56,422,000.40	$ 95,023,841.89 / $ 382,206,791.07

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 1,102,156,498.08	$ 54,343,457.29	$ 93,526,735.13 / $ 382,206,791.07

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 1,113,238,806.26	$ 49,678,638.23	$ 87,109,246.01 / $ 382,206,791.07

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

Transamerica Asset Allocation – Moderate Portfolio

RESULTS OF SHAREHOLDER PROXY

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$ 24,297,756,976.14	$ —	$ 233,375,784.56
Sandra N. Bane	$ 24,301,005,287.26	$ —	$ 230,127,473.44
Leo J. Hill	$ 24,303,864,648.88	$ —	$ 227,268,111.82
David W. Jennings	$ 24,305,514,957.51	$ —	$ 225,617,803.19
Russell A. Kimball, Jr.	$ 24,302,578,520.25	$ —	$ 228,554,240.45
Eugene M. Mannella	$ 24,302,290,685.74	$ —	$ 228,842,074.96
Norman R. Nielsen	$ 24,301,874,299.84	$ —	$ 229,258,460.86
Joyce G. Norden	$ 24,296,730,545.02	$ —	$ 234,402,215.68
Patricia L. Sawyer	$ 24,303,832,760.74	$ —	$ 227,299,999.96
John W. Waechter	$ 24,303,568,956.41	$ —	$ 227,563,804.29
Alan F. Warrick	$ 24,298,534,836.00	$ —	$ 232,597,924.70

At a special meeting of shareholders held on December 21, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 897,007,487.88	$ 22,553,348.17	$ 39,700,092.26 / $ 320,287,912.41

At a special meeting of shareholders held on December 21, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 876,461,050.22	$ 24,787,370.64	$ 58,012,507.45 / $ 320,287,912.41

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 865,063,148.97	$ 17,243,584.70	$ 76,954,194.64 / $ 320,287,912.41

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

At a special meeting of shareholders held on January 18, 2013, the results of Proposal III were as follows:

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 873,341,823.92	$ 24,962,119.74	$ 80,409,332.54 / $ 313,044,280.81

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 870,656,791.88	$ 25,809,040.23	$ 82,247,444.09 / $ 313,044,280.81

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

Transamerica Multi-Manager Alternative Strategies Portfolio

RESULTS OF SHAREHOLDER PROXY

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$ 24,297,756,976.14	$ —	$ 233,375,784.56
Sandra N. Bane	$ 24,301,005,287.26	$ —	$ 230,127,473.44
Leo J. Hill	$ 24,303,864,648.88	$ —	$ 227,268,111.82
David W. Jennings	$ 24,305,514,957.51	$ —	$ 225,617,803.19
Russell A. Kimball, Jr.	$ 24,302,578,520.25	$ —	$ 228,554,240.45
Eugene M. Mannella	$ 24,302,290,685.74	$ —	$ 228,842,074.96
Norman R. Nielsen	$ 24,301,874,299.84	$ —	$ 229,258,460.86
Joyce G. Norden	$ 24,296,730,545.02	$ —	$ 234,402,215.68
Patricia L. Sawyer	$ 24,303,832,760.74	$ —	$ 227,299,999.96
John W. Waechter	$ 24,303,568,956.41	$ —	$ 227,563,804.29
Alan F. Warrick	$ 24,298,534,836.00	$ —	$ 232,597,924.70

At a special meeting of shareholders held on December 21, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 174,258,909.64	$ 3,746,799.36	$ 7,340,079.83 / $ 71,481,720.70

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 172,226,079.72	$ 4,260,277.72	$ 8,859,431.39 / $ 71,481,720.70

At a special meeting of shareholders held on January 18, 2013, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 175,920,033.36	$ 4,808,216.80	$ 9,450,265.50 / $ 69,261,367.46

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 175,097,045.58	$ 5,851,590.57	$ 9,229,880.35 / $ 69,261,367.46

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 175,906,622.80	$ 4,363,686.68	$ 9,908,206.52 / $ 69,261,367.46

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

Transamerica Multi-Manager International Portfolio

RESULTS OF SHAREHOLDER PROXY

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$ 24,297,756,976.14	$ —	$ 233,375,784.56
Sandra N. Bane	$ 24,301,005,287.26	$ —	$ 230,127,473.44
Leo J. Hill	$ 24,303,864,648.88	$ —	$ 227,268,111.82
David W. Jennings	$ 24,305,514,957.51	$ —	$ 225,617,803.19
Russell A. Kimball, Jr.	$ 24,302,578,520.25	$ —	$ 228,554,240.45
Eugene M. Mannella	$ 24,302,290,685.74	$ —	$ 228,842,074.96
Norman R. Nielsen	$ 24,301,874,299.84	$ —	$ 229,258,460.86
Joyce G. Norden	$ 24,296,730,545.02	$ —	$ 234,402,215.68
Patricia L. Sawyer	$ 24,303,832,760.74	$ —	$ 227,299,999.96
John W. Waechter	$ 24,303,568,956.41	$ —	$ 227,563,804.29
Alan F. Warrick	$ 24,298,534,836.00	$ —	$ 232,597,924.70

At a special meeting of shareholders held on December 21, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 77,875,641.15	$ 2,885,968.24	$ 4,053,168.86 / $ 29,683,794.30

At a special meeting of shareholders held on December 21, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 77,378,697.95	$ 3,184,421.68	$ 4,251,658.63 / $ 29,683,794.30

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 77,379,921.15	$ 3,226,285.35	$ 4,208,571.75 / $ 29,683,794.30

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 77,274,612.44	$ 3,257,493.05	$ 4,282,672.77 / $ 29,683,794.30

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 77,730,250.30	$ 3,045,444.74	$ 4,039,083.22 / $ 29,683,794.30

Transamerica Funds	Semi-Annual Report 2013

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamericainvestments.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds’ money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2013

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2013

P.O. Box 9012

Clearwater, FL 33758-9012

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Open Funds

Semi-Annual Report

April 30, 2013

www.transamericainvestments.com

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Dear Fellow Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to understand market conditions over the last six months in order to provide a context for reading this report. In November of 2012, financial markets were focused on the U.S. presidential elections and the impending U.S. fiscal cliff. Despite the Federal Reserve announcing targeted quantitative easing in December 2012, investor concern over the fiscal cliff held the U.S. markets down through the end of the year. During this time improving conditions in Europe and China drove international equities higher. On January 2, 2013 the U.S. Congress successfully resolved the fiscal cliff and as a result U.S. markets moved up strongly over the next three months. In February and March, slowing growth in China caused emerging markets to decline. At the same time, economic weakness in Europe reasserted itself pushing those markets down as well. The period ended in April with Japan announcing a massive new monetary easing program and at the same time, global exports improved, helping to boost both U.S. and international markets.

For the six month period ended April 30, 2013, the Standard & Poor’s 500® Index gained 13.13%, the Morgan Stanley Capital International - Europe, Australasia, Far East Index (“MSCI-EAFE”) gained 17.18% and the Barclays U.S. Aggregate Bond Index gained 0.90%. Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Thomas A. Swank

President & Chief Executive Officer

Transamerica Funds

Christopher A. Staples

Vice President & CIO-Advisory Services

Transamerica Funds

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2012 and held for the entire period until April 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses			Hypothetical Expenses(A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period		Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica Capital Growth
Class A	$1,000.00	$1,138.00	$7.95(B	)	$1,017.65	$7.50	1.50%
Class B	1,000.00	1,135.00	11.65(B	)	1,013.89	10.99	2.20
Class C	1,000.00	1,135.80	10.96(B	)	1,014.53	10.34	2.07
Class I	1,000.00	1,141.40	5.20(B	)	1,019.94	4.91	0.98
Class I2	1,000.00	1,142.00	4.46(B	)	1,020.63	4.21	0.84

Transamerica Diversified Equity
Class A	1,000.00	1,126.00	7.38(B	)	1,017.85	7.00	1.40
Class B	1,000.00	1,121.50	11.41(B	)	1,014.03	10.84	2.17
Class C	1,000.00	1,121.80	11.42(B	)	1,014.03	10.84	2.17
Class I	1,000.00	1,127.90	4.85(B	)	1,020.23	4.61	0.92
Class I2	1,000.00	1,128.80	4.17(B	)	1,020.88	3.96	0.79
Class T	1,000.00	1,128.30	4.91(B	)	1,020.18	4.66	0.93

Transamerica Funds	Semi-Annual Report 2013

Understanding Your Funds’ Expenses (continued)

(unaudited)

		Actual Expenses			Hypothetical Expenses(A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period		Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica Dividend Focused
Class A	$1,000.00	$1,103.50	$3.38(C	)	$1,019.69	$5.16	1.03%
Class C	1,000.00	1,100.80	5.68(C	)	1,016.22	8.65	1.73
Class I	1,000.00	1,104.00	2.73(C	)	1,020.68	4.16	0.83
Class I2	1,000.00	1,104.20	2.40(C	)	1,021.18	3.66	0.73

Transamerica Emerging Markets Debt
Class A	1,000.00	1,065.10	5.53(B	)	1,019.44	5.41	1.08
Class C	1,000.00	1,061.30	9.20(B	)	1,015.87	9.00	1.80
Class I	1,000.00	1,067.10	4.05(B	)	1,020.88	3.96	0.79
Class I2	1,000.00	1,066.70	3.48(B	)	1,021.42	3.41	0.68

Transamerica Emerging Markets Equity
Class A	1,000.00	1,087.60	8.75(B	)	1,016.41	8.45	1.69
Class C	1,000.00	1,084.10	11.68(B	)	1,013.59	11.28	2.26
Class I	1,000.00	1,090.10	6.89(B	)	1,018.20	6.66	1.33
Class I2	1,000.00	1,089.60	6.27(B	)	1,018.79	6.06	1.21

Transamerica Enhanced Muni
Class A	1,000.00	1,072.40	4.42(B	)	1,008.58	4.31	0.86
Class C	1,000.00	1,069.10	7.49(B	)	1,017.56	7.30	1.46
Class I	1,000.00	1,073.10	3.65(B	)	1,021.27	3.56	0.71

Transamerica Flexible Income
Class A	1,000.00	1,050.60	4.83(B	)	1,019.84	4.76	0.95
Class B	1,000.00	1,046.00	9.13(B	)	1,015.87	9.00	1.80
Class C	1,000.00	1,047.10	8.43(B	)	1,016.56	8.30	1.66
Class I	1,000.00	1,052.00	3.51(B	)	1,021.37	3.46	0.69
Class I2	1,000.00	1,052.40	3.00(B	)	1,021.87	2.96	0.59

Transamerica Growth Opportunities
Class A	1,000.00	1,174.00	8.14(B	)	1,017.31	7.55	1.51
Class B	1,000.00	1,169.50	12.69(B	)	1,013.09	11.78	2.36
Class C	1,000.00	1,169.90	12.48(B	)	1,013.29	11.58	2.32
Class I	1,000.00	1,176.70	5.45(B	)	1,019.79	5.06	1.01
Class I2	1,000.00	1,177.10	4.59(B	)	1,020.58	4.26	0.85

Transamerica High Yield Bond
Class A	1,000.00	1,073.40	5.40(B	)	1,019.59	5.26	1.05
Class B	1,000.00	1,069.00	9.44(B	)	1,015.67	9.20	1.84
Class C	1,000.00	1,069.70	9.03(B	)	1,016.07	8.80	1.76
Class I	1,000.00	1,074.40	4.01(B	)	1,020.93	3.91	0.78
Class I2	1,000.00	1,075.90	3.45(B	)	1,021.47	3.36	0.67

Transamerica Income & Growth
Class A	1,000.00	1,127.10	6.28(B	)	1,018.89	5.96	1.19
Class C	1,000.00	1,122.30	9.84(B	)	1,015.52	9.35	1.87
Class I	1,000.00	1,128.40	4.91(B	)	1,020.18	4.66	0.93
Class I2	1,000.00	1,128.70	4.43(B	)	1,020.63	4.21	0.84

Transamerica International Bond
Class A	1,000.00	951.90	5.08(B	)	1,018.84	5.26	1.05
Class C	1,000.00	948.40	8.45(B	)	1,016.12	8.75	1.75
Class I	1,000.00	952.50	3.63(B	)	1,021.08	3.76	0.75
Class I2	1,000.00	952.50	3.53(B	)	1,021.18	3.66	0.73

Transamerica International Equity
Class A	1,000.00	1,151.50	7.68(B	)	1,017.70	7.20	1.44
Class C	1,000.00	1,148.00	10.86(B	)	1,014.68	10.19	2.04
Class I	1,000.00	1,153.30	5.45(B	)	1,019.74	5.11	1.02
Class I2	1,000.00	1,154.30	4.91(B	)	1,020.23	4.61	0.92

Transamerica International Small Cap Value
Class I	1,000.00	1,097.00	4.00(C	)	1,018.75	6.11	1.22
Class I2	1,000.00	1,097.00	4.00(C	)	1,018.75	6.11	1.22

Transamerica Large Cap Growth
Class A	1,000.00	1,107.00	6.11(B	)	1,018.99	5.86	1.17
Class C	1,000.00	1,105.70	9.66(B	)	1,015.62	9.25	1.85
Class I	1,000.00	1,109.50	4.86(B	)	1,020.18	4.66	0.93
Class I2	1,000.00	1,109.90	4.19(B	)	1,020.83	4.01	0.80

Transamerica Funds	Semi-Annual Report 2013

Understanding Your Funds’ Expenses (continued)

(unaudited)

		Actual Expenses			Hypothetical Expenses(A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period		Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica Large Cap Value
Class A	$1,000.00	$1,166.00	$6.18(B	)	$1,019.09	$5.76	1.15%
Class C	1,000.00	1,162.50	9.60(B	)	1,015.92	8.95	1.79
Class I	1,000.00	1,168.10	4.25(B	)	1,020.88	3.96	0.79
Class I2	1,000.00	1,168.80	3.71(B	)	1,021.37	3.46	0.69

Transamerica Money Market
Class A	1,000.00	1,000.00	1.24(B	)	1,019.14	1.25	0.25
Class B	1,000.00	1,000.00	1.24(B	)	1,023.56	1.25	0.25
Class C	1,000.00	1,000.00	1.24(B	)	1,023.56	1.25	0.25
Class I	1,000.00	1,000.10	1.19(B	)	1,023.60	1.20	0.24
Class I2	1,000.00	1,000.10	1.09(B	)	1,023.70	1.10	0.22

Transamerica Multi-Managed Balanced
Class A	1,000.00	1,088.50	7.20(B	)	1,017.90	6.95	1.39
Class B	1,000.00	1,084.20	11.89(B	)	1,013.39	11.48	2.30
Class C	1,000.00	1,085.40	10.39(B	)	1,014.83	10.04	2.01
Class I	1,000.00	1,091.00	5.08(B	)	1,019.94	4.91	0.98

Transamerica Short-Term Bond
Class A	1,000.00	1,019.10	4.11(B	)	1,020.48	4.11	0.82
Class C	1,000.00	1,015.20	7.94(B	)	1,016.91	7.95	1.59
Class I	1,000.00	1,019.20	3.10(B	)	1,021.72	3.11	0.62
Class I2	1,000.00	1,020.70	2.66(B	)	1,022.17	2.66	0.53

Transamerica Small Cap Growth
Class A	1,000.00	1,108.90	6.69(B	)	1,018.50	6.41	1.28
Class C	1,000.00	1,104.60	10.18(B	)	1,015.13	9.74	1.95
Class I	1,000.00	1,108.70	5.59(B	)	1,019.49	5.36	1.07
Class I2	1,000.00	1,109.90	4.87(B	)	1,020.18	4.66	0.93

Transamerica Small Cap Value
Class A	1,000.00	1,163.40	7.78(B	)	1,013.04	7.25	1.45
Class C	1,000.00	1,161.10	10.66(B	)	1,014.93	9.94	1.99
Class I	1,000.00	1,166.00	5.64(B	)	1,019.59	5.26	1.05
Class I2	1,000.00	1,166.70	5.10(B	)	1,020.08	4.76	0.95

Transamerica Small/Mid Cap Value
Class A	1,000.00	1,162.00	7.40(B	)	1,017.95	6.90	1.38
Class B	1,000.00	1,157.70	11.23(B	)	1,014.38	10.49	2.10
Class C	1,000.00	1,157.90	11.02(B	)	1,014.58	10.29	2.06
Class I	1,000.00	1,164.50	5.31(B	)	1,019.89	4.96	0.99
Class I2	1,000.00	1,164.80	4.78(B	)	1,020.38	4.46	0.89

Transamerica Tactical Allocation
Class A	1,000.00	1,060.30	5.87(B	)	997.03	5.76	1.15
Class C	1,000.00	1,056.80	9.38(B	)	1,015.67	9.20	1.84
Class I	1,000.00	1,062.80	4.35(B	)	1,020.58	4.26	0.85

Transamerica Tactical Income
Class A	1,000.00	1,044.00	4.46(B	)	1,020.23	4.41	0.88
Class C	1,000.00	1,039.30	8.29(B	)	1,016.66	8.20	1.64
Class I	1,000.00	1,044.10	3.40(B	)	1,021.47	3.36	0.67

Transamerica Tactical Rotation
Class A	1,000.00	1,096.10	5.98(B	)	974.41	5.76	1.15
Class C	1,000.00	1,092.10	9.60(B	)	1,015.62	9.25	1.85
Class I	1,000.00	1,098.60	4.37(B	)	1,020.63	4.21	0.84

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Fund commenced operations on January 4, 2013. Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (114 days), and divided by the number of days in the year (365 days). For comparability purposes, hypothetical expenses assume that the fund was in operation for the entire six-month period ended April 30, 2013. Thus, the hypothetical expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Funds	Semi-Annual Report 2013

Schedules of Investments Composition

At April 30, 2013

(The following charts summarize the Schedule of Investments of each fund by asset type)

(unaudited)

Transamerica Capital Growth	% of Net Assets
Common Stocks	94.7%
Securities Lending Collateral	11.1
Repurchase Agreement	5.0
Preferred Stock	0.0
Other Assets and Liabilities - Net	(10.8)
Total	100.0%

Transamerica Diversified Equity	% of Net Assets
Common Stocks	98.1%
Securities Lending Collateral	4.3
Repurchase Agreement	1.0
Other Assets and Liabilities - Net	(3.4)
Total	100.0%

Transamerica Dividend Focused	% of Net Assets
Common Stocks	93.6%
Securities Lending Collateral	10.6
Repurchase Agreement	6.3
Other Assets and Liabilities - Net	(10.5)
Total	100.0%

Transamerica Emerging Markets Debt	% of Net Assets
Foreign Government Obligations	57.8%
Corporate Debt Securities	39.0
Securities Lending Collateral	10.1
Repurchase Agreement	1.8
Other Assets and Liabilities - Net(A)	(8.7)
Total	100.0%

Transamerica Emerging Markets Equity	% of Net Assets
Common Stocks	95.9%
Securities Lending Collateral	6.7
Preferred Stocks	1.6
Repurchase Agreement	1.6
Other Assets and Liabilities - Net	(5.8)
Total	100.0%

Transamerica Enhanced Muni	% of Net Assets
Illinois	14.3%
California	10.5
Florida	9.7
Michigan	9.3
Pennsylvania	9.0
Texas	7.3
Puerto Rico	3.8
Ohio	3.8
Colorado	3.5
Georgia	3.3
New Jersey	2.5
South Carolina	2.2
Oregon	2.1
Alaska	2.0
New York	1.5
Massachusetts	1.4
Idaho	1.3
Indiana	1.3
Missouri	1.2
Maryland	1.1
Connecticut	1.1
Mississippi	1.0
Arizona	0.9
Nevada	0.9
Utah	0.7
North Carolina	0.7
Minnesota	0.7
Rhode Island	0.4
Nebraska	0.2
District of Columbia	0.2
Washington	0.2
Wisconsin	0.2
New Mexico	0.2
Kentucky	0.2
Other Assets and Liabilities - Net	1.3
Total	100.0%

Transamerica Flexible Income	% of Net Assets
Corporate Debt Securities	64.1%
Securities Lending Collateral	10.8
U.S. Government Obligations	9.0
Mortgage-Backed Securities	7.0
Repurchase Agreement	5.8
Asset-Backed Securities	4.2
Foreign Government Obligations	3.7
Preferred Stocks	1.6
Preferred Corporate Debt Security	1.5
Municipal Government Obligations	1.3
Convertible Bonds	1.0
Common Stocks	0.9
Loan Assignments	0.6
Warrant	0.6
U.S. Government Agency Obligation	0.1
Other Assets and Liabilities - Net	(12.2)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2013

Schedules of Investments Composition (continued)

At April 30, 2013

(The following charts summarize the Schedule of Investments of each fund by asset type)

(unaudited)

Transamerica Growth Opportunities	% of Net Assets
Common Stocks	93.1%
Securities Lending Collateral	16.6
Repurchase Agreement	6.2
Preferred Stocks	0.2
Convertible Preferred Stocks	0.1
Other Assets and Liabilities - Net	(16.2)
Total	100.0%

Transamerica High Yield Bond	% of Net Assets
Corporate Debt Securities	88.9%
Securities Lending Collateral	15.3
Convertible Bonds	3.0
Preferred Stocks	2.4
Common Stocks	1.3
Preferred Corporate Debt Security	0.9
Loan Assignments	0.5
Repurchase Agreement	0.4
Warrants	0.0	(B)
Other Assets and Liabilities - Net	(12.7)
Total	100.0%

Transamerica Income & Growth	% of Net Assets
Common Stocks	98.2%
Securities Lending Collateral	14.8
Repurchase Agreement	5.9
Other Assets and Liabilities - Net	(18.9)
Total	100.0%

Transamerica International Bond	% of Net Assets
Foreign Government Obligations	71.8%
Corporate Debt Securities	22.6
Mortgage-Backed Securities	2.2
Securities Lending Collateral	1.7
Asset-Backed Securities	0.5
Repurchase Agreement	0.3
Other Assets and Liabilities - Net(A)	0.9
Total	100.0%

Transamerica International Equity	% of Net Assets
Common Stocks	97.2%
Securities Lending Collateral	4.9
Repurchase Agreement	2.3
Preferred Stock	0.7
Other Assets and Liabilities - Net	(5.1)
Total	100.0%

Transamerica International Small Cap Value	% of Net Assets
Common Stocks	96.5%
Securities Lending Collateral	5.3
Repurchase Agreement	1.8
Preferred Stock	1.2
Other Assets and Liabilities - Net	(4.8)
Total	100.0%

Transamerica Large Cap Growth	% of Net Assets
Common Stocks	98.5%
Securities Lending Collateral	16.5
Investment Companies	1.2
Repurchase Agreement	0.3
Other Assets and Liabilities - Net	(16.5)
Total	100.0%

Transamerica Large Cap Value	% of Net Assets
Common Stocks	99.3%
Securities Lending Collateral	2.1
Repurchase Agreement	1.7
Other Assets and Liabilities - Net	(3.1)
Total	100.0%

Transamerica Money Market	% of Net Assets
Commercial Paper	64.4%
Repurchase Agreements	27.4
Certificates of Deposit	3.7
Corporate Debt Securities	2.8
Demand Note	1.1
Asset-Backed Securities	0.5
Other Assets and Liabilities - Net	0.1
Total	100.0%

Transamerica Multi-Managed Balanced	% of Net Assets
Common Stocks	60.1%
U.S. Government Agency Obligations	15.9
Corporate Debt Securities	11.5
Mortgage-Backed Securities	5.8
Asset-Backed Securities	4.8
Securities Lending Collateral	4.7
Short-Term Investment Company	4.0
U.S. Government Obligations	1.4
Repurchase Agreement	1.2
Foreign Government Obligations	0.8
Structured Notes Debt	0.2
Preferred Corporate Debt Securities	0.1
Short-Term U.S. Government Obligation	0.1
Preferred Stocks	0.1
Purchased Options	0.0	(B)
Other Assets and Liabilities - Net(A)	(10.7)
Total	100.0%

Transamerica Short-Term Bond	% of Net Assets
Corporate Debt Securities	63.3%
Mortgage-Backed Securities	21.4
Asset-Backed Securities	8.7
Repurchase Agreement	3.1
Securities Lending Collateral	2.5
Loan Assignments	2.0
Municipal Government Obligation	0.5
U.S. Government Agency Obligation	0.0	(B)
Other Assets and Liabilities - Net	(1.5)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2013

Schedules of Investments Composition (continued)

At April 30, 2013

(The following charts summarize the Schedule of Investments of each fund by asset type)

(unaudited)

Transamerica Small Cap Growth	% of Net Assets
Common Stocks	95.9%
Securities Lending Collateral	23.5
Repurchase Agreement	7.8
Other Assets and Liabilities - Net	(27.2)
Total	100.0%

Transamerica Small Cap Value	% of Net Assets
Common Stocks	95.9%
Securities Lending Collateral	18.4
Repurchase Agreement	7.0
Other Assets and Liabilities - Net	(21.3)
Total	100.0%

Transamerica Small/Mid Cap Value	% of Net Assets
Common Stocks	97.7%
Securities Lending Collateral	8.2
Repurchase Agreement	2.7
Other Assets and Liabilities - Net	(8.6)
Total	100.0%

Transamerica Tactical Allocation	% of Net Assets
Investment Companies	98.7%
Securities Lending Collateral	2.3
Repurchase Agreement	2.0
Other Assets and Liabilities - Net	(3.0)
Total	100.0%

Transamerica Tactical Income	% of Net Assets
Investment Companies	99.1%
Securities Lending Collateral	20.5
Repurchase Agreement	0.5
Other Assets and Liabilities - Net	(20.1)
Total	100.0%

Transamerica Tactical Rotation	% of Net Assets
Investment Companies	96.1%
Securities Lending Collateral	24.8
Repurchase Agreement	5.5
Other Assets and Liabilities - Net	(26.4)
Total	100.0%

(A)	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

(B)	Amount rounds to less than 0.1%.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.0%
Automobiles - 0.0%
Better Place - Series C (A) (B) (C) (D)	1,099,962	$ —

Total Preferred Stock (cost $4,993,827)		—

COMMON STOCKS - 94.7%
Automobiles - 1.5%
Tesla Motors, Inc. (B) (E)	187,353	10,115,188
Capital Markets - 2.6%
BlackRock, Inc. - Class A	66,633	17,757,695
Chemicals - 3.1%
Monsanto Co.	193,401	20,659,095
Commercial Services & Supplies - 3.5%
Edenred	709,896	23,634,218
Communications Equipment - 3.5%
Motorola Solutions, Inc.	414,744	23,723,357
Computers & Peripherals - 4.2%
Apple, Inc.	64,742	28,664,520
Diversified Financial Services - 3.9%
CME Group, Inc. - Class A	156,456	9,521,912
McGraw-Hill Cos., Inc.	171,899	9,301,455
MSCI, Inc. - Class A (B)	226,463	7,722,388
Electrical Equipment - 1.7%
First Solar, Inc. (B) (E)	246,353	11,470,196
Food Products - 6.2%
DE Master Blenders 1753 NV (B)	490,042	7,770,147
Mead Johnson Nutrition Co. - Class A	136,803	11,093,355
Nestle SA - ADR	323,851	23,067,907
Health Care Equipment & Supplies - 2.9%
Intuitive Surgical, Inc. (B)	39,385	19,388,842
Hotels, Restaurants & Leisure - 2.6%
Starbucks Corp.	289,078	17,587,506
Insurance - 4.4%
American International Group, Inc. (B)	172,540	7,146,607
Arch Capital Group, Ltd. (B) (E)	111,385	5,910,088
Progressive Corp.	655,130	16,568,238
Internet & Catalog Retail - 11.8%
Amazon.com, Inc. (B)	194,507	49,367,822
Groupon, Inc. - Class A (B) (E)	1,386,384	8,456,942
priceline.com, Inc. (B)	31,693	22,058,011
Internet Software & Services - 18.6%
Baidu, Inc. - ADR (B)	153,720	13,196,862
Facebook, Inc. - Class A (B)	1,553,926	43,136,986
Google, Inc. - Class A (B)	60,827	50,156,119
LinkedIn Corp. - Class A (B)	60,638	11,647,954
Yandex NV - Class A (B)	276,668	7,121,434

	Shares	Value
IT Services - 7.2%
Mastercard, Inc. - Class A	42,895	$ 23,717,932
Visa, Inc. - Class A	145,941	24,585,221
Life Sciences Tools & Services - 2.9%
Illumina, Inc. (B) (E)	308,003	19,924,714
Media - 1.4%
Naspers, Ltd. - Class N	137,572	9,206,217
Oil, Gas & Consumable Fuels - 1.3%
Range Resources Corp.	123,168	9,055,311
Pharmaceuticals - 2.7%
Valeant Pharmaceuticals International, Inc. (B)	239,974	18,257,222
Professional Services - 3.0%
Intertek Group PLC	186,504	9,583,473
Verisk Analytics, Inc. - Class A (B)	173,187	10,614,631
Real Estate Management & Development - 1.5%
Brookfield Asset Management, Inc. - Class A	260,436	10,050,225
Software - 3.3%
Salesforce.com, Inc. (B) (E)	376,601	15,482,067
Workday, Inc. - Class A (B)	105,029	6,580,067
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc. - Class A (E)	101,463	5,972,112

Total Common Stocks (cost $514,039,962)		639,274,036

SECURITIES LENDING COLLATERAL - 11.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (F)	74,750,237	74,750,237

Total Securities Lending Collateral (cost $74,750,237)		74,750,237

	Principal	Value
REPURCHASE AGREEMENT - 5.0%
State Street Bank & Trust Co. 0.03% (F), dated 04/30/2013, to be repurchased at $33,578,411 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/01/2032, and with a value of $34,253,102.	$ 33,578,383	33,578,383

Total Repurchase Agreement (cost $33,578,383)		33,578,383

Total Investment Securities (cost $627,362,409) (G)		747,602,656
Other Assets and Liabilities - Net		(72,575,060)

Net Assets		$ 675,027,596

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Restricted security. At April 30, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Preferred Stock	Better Place - Series C	11/11/2011	$4,993,827	$—	0.00%

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Non-income producing security.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $0, or less than 0.01% of the fund’s net assets.
(D)	Illiquid. Total aggregate market value of illiquid securities is $0, or less than 0.01% of the fund’s net assets.
(E)	All or a portion of this security is on loan. The value of all securities on loan is $73,158,875. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Rate shown reflects the yield at April 30, 2013.
(G)	Aggregate cost for federal income tax purposes is $627,362,409. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $142,943,259 and $22,703,012, respectively. Net unrealized appreciation for tax purposes is $120,240,247.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Preferred Stock
Automobiles	$—	$—	$0	$0
Common Stocks	589,079,981	50,194,055	—	639,274,036
Securities Lending Collateral	74,750,237	—	—	74,750,237
Repurchase Agreement	—	33,578,383	—	33,578,383
Total Investment Securities	$663,830,218	$83,772,438	$0	$747,602,656

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (I)
Collateral for Securities on Loan	$—	$(74,750,237)	$—	$(74,750,237)
Total Other Liabilities	$—	$(74,750,237)	$—	$(74,750,237)

(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(I)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales (J)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (K)	Transfers into Level 3	Transfer out of Level 3	Ending Balance at April 30, 2013 (L)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2013 (K)
Common Stock	$15,877,995	$—	$(23,327,498)	$—	$—	$7,449,503	$—	$—	$—	$—
Preferred Stock	109,996	—	—	—	—	(109,996)	—	—	0	(109,996)
Total	$15,987,991	$—	$(23,327,498)	$—	$—	$7,339,507	$—	$—	$0	$(109,996)

(J)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(K)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(L)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Diversified Equity

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 4.9%
Boeing Co.	320,556	$ 29,302,024
Honeywell International, Inc.	314,394	23,120,535
United Technologies Corp.	241,295	22,027,820
Automobiles - 0.5%
Ford Motor Co.	523,246	7,173,703
Beverages - 2.4%
Anheuser-Busch InBev NV - ADR (A)	136,212	13,024,592
Coca-Cola Co.	546,043	23,114,000
Biotechnology - 6.2%
Amgen, Inc.	356,058	37,104,804
Biogen IDEC, Inc. (B)	82,414	18,042,897
Celgene Corp. (B)	166,589	19,669,163
Gilead Sciences, Inc. (B)	407,095	20,615,291
Chemicals - 2.3%
Monsanto Co.	236,386	25,250,752
Sherwin-Williams Co.	55,324	10,130,378
Commercial Services & Supplies - 0.7%
ADT Corp. (B)	136,600	5,961,224
Tyco International, Ltd.	156,362	5,022,347
Communications Equipment - 6.2%
Cisco Systems, Inc.	3,854,084	80,627,437
Emulex Corp. (A) (B)	424,595	2,547,570
F5 Networks, Inc. - Class B (B)	26,090	1,994,059
QUALCOMM, Inc.	162,652	10,022,616
Computers & Peripherals - 5.0%
Apple, Inc.	77,523	34,323,308
NetApp, Inc. (B)	635,888	22,186,132
QLogic Corp. (B)	193,908	2,105,841
SanDisk Corp. (B)	210,242	11,025,091
Western Digital Corp.	122,256	6,758,312
Consumer Finance - 1.4%
American Express Co.	307,216	21,016,647
Diversified Consumer Services - 0.1%
ITT Educational Services, Inc. (A) (B)	46,438	850,280
Diversified Financial Services - 2.2%
Bank of America Corp.	1,585,291	19,514,932
JPMorgan Chase & Co.	273,537	13,406,049
Diversified Telecommunication Services - 2.5%
Verizon Communications, Inc.	708,673	38,204,561
Energy Equipment & Services - 1.8%
Diamond Offshore Drilling, Inc.	76,796	5,306,604
Oceaneering International, Inc.	168,142	11,798,524
Transocean, Ltd. (B)	188,356	9,694,683
Food & Staples Retailing - 5.2%
Costco Wholesale Corp.	186,398	20,211,135
CVS Caremark Corp.	346,459	20,156,985
Wal-Mart Stores, Inc.	496,555	38,592,254
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. - Series C (A) (B)	187,734	10,775,932
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	576,182	21,272,640
Edwards Lifesciences Corp. (B)	83,662	5,336,799
Hologic, Inc. (B)	242,920	4,948,280
Medtronic, Inc.	298,406	13,929,592
Zimmer Holdings, Inc. - Class A	181,564	13,880,568

	Shares	Value
Health Care Providers & Services - 1.6%
Aetna, Inc.	176,244	$10,123,455
McKesson Corp.	141,458	14,969,086
Hotels, Restaurants & Leisure - 1.8%
Starwood Hotels & Resorts Worldwide, Inc.	188,800	12,181,376
Wyndham Worldwide Corp.	114,681	6,890,035
Wynn Resorts, Ltd.	56,554	7,764,864
Household Products - 0.3%
Colgate-Palmolive Co.	35,293	4,214,337
Industrial Conglomerates - 3.3%
3M Co.	216,548	22,674,741
Danaher Corp.	236,354	14,403,413
General Electric Co.	594,845	13,259,095
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (B)	65,438	16,608,819
priceline.com, Inc. (B)	11,171	7,774,904
Internet Software & Services - 6.3%
eBay, Inc. (B)	323,522	16,949,317
Google, Inc. - Class A (B)	56,882	46,903,191
IAC/InterActiveCorp	382,688	18,013,124
Yahoo! Inc. (B)	560,808	13,868,782
IT Services - 3.1%
International Business Machines Corp.	87,871	17,797,392
Paychex, Inc. (A)	201,931	7,352,308
Visa, Inc. - Class A	136,288	22,959,077
Life Sciences Tools & Services - 0.4%
Bruker Corp. (B)	373,760	6,641,715
Machinery - 1.4%
Dover Corp.	90,873	6,268,419
Illinois Tool Works, Inc. - Class A	66,153	4,270,838
Parker Hannifin Corp.	127,588	11,300,469
Media - 4.4%
Comcast Corp. - Class A	573,979	23,705,333
News Corp. - Class A	498,644	15,443,004
Omnicom Group, Inc. (A)	301,362	18,012,407
Sirius XM Radio, Inc.	3,198,412	10,394,839
Metals & Mining - 0.2%
Allied Nevada Gold Corp. (A) (B)	234,059	2,504,431
Multiline Retail - 0.7%
Dollar Tree, Inc. (B)	227,145	10,803,016
Oil, Gas & Consumable Fuels - 0.7%
Valero Energy Corp.	279,475	11,268,432
Pharmaceuticals - 4.6%
AbbVie, Inc. - Class G	326,600	15,039,930
Eli Lilly & Co.	406,306	22,501,226
Johnson & Johnson	228,991	19,516,903
Merck & Co., Inc.	288,887	13,577,689
Road & Rail - 0.6%
Hertz Global Holdings, Inc. (B)	397,898	9,581,384
Semiconductors & Semiconductor Equipment - 3.5%
Altera Corp.	506,020	16,197,700
Broadcom Corp. - Class A	321,945	11,590,020
Microchip Technology, Inc. (A)	304,488	11,089,453
Xilinx, Inc.	380,222	14,414,216
Software - 8.8%
BMC Software, Inc. (B)	163,947	7,456,310
Check Point Software Technologies, Ltd. (A) (B)	276,372	12,884,463
Intuit, Inc.	118,060	7,041,098
Microsoft Corp.	1,735,831	57,456,006

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Diversified Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Shares	Value
Software (continued)
NetSuite, Inc. (A) (B)	78,165	$ 6,875,393
Oracle Corp.	1,035,365	33,939,265
Red Hat, Inc. (B)	188,269	9,023,733
Specialty Retail - 7.0%
Buckle, Inc. (A)	197,749	9,600,714
Home Depot, Inc.	429,278	31,487,541
Lowe’s Cos., Inc.	720,299	27,673,888
O’Reilly Automotive, Inc. (B)	181,013	19,426,315
PetSmart, Inc. - Class A	102,992	7,028,174
TJX Cos., Inc.	249,804	12,182,941
Tobacco - 1.8%
Philip Morris International, Inc.	291,579	27,872,037

Total Common Stocks (cost $1,165,350,597)		1,498,822,979

SECURITIES LENDING COLLATERAL - 4.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	65,902,079	65,902,079

Total Securities Lending Collateral (cost $65,902,079)		65,902,079

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% (C), dated 04/30/2013, to be repurchased at $14,926,414 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/01/2032, and with a value of $15,226,792.	$14,926,402	$ 14,926,402

Total Repurchase Agreement (cost $14,926,402)		14,926,402

Total Investment Securities (cost $1,246,179,078) (D)		1,579,651,460
Other Assets and Liabilities - Net		(52,229,714)

Net Assets		$1,527,421,746

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $64,401,111. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at April 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $1,246,179,078. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $345,303,587 and $11,831,205, respectively. Net unrealized appreciation for tax purposes is $333,472,382.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Common Stocks	$1,498,822,979	$—	$—	$1,498,822,979
Securities Lending Collateral	65,902,079	—	—	65,902,079
Repurchase Agreement	—	14,926,402	—	14,926,402
Total Investment Securities	$1,564,725,058	$14,926,402	$—	$1,579,651,460

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(65,902,079)	$—	$(65,902,079)
Total Other Liabilities	$—	$(65,902,079)	$—	$(65,902,079)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 93.6%
Aerospace & Defense - 6.1%
Honeywell International, Inc.	424,700	$ 31,232,438
Raytheon Co.	495,900	30,438,342
Airlines - 1.1%
Southwest Airlines Co. (A)	828,500	11,350,450
Capital Markets - 3.2%
State Street Corp.	547,700	32,024,019
Chemicals - 2.1%
E.I. du Pont de Nemours & Co.	394,300	21,493,293
Commercial Banks - 6.5%
PNC Financial Services Group, Inc. (A)	448,600	30,450,968
Wells Fargo & Co.	924,000	35,093,520
Consumer Finance - 2.5%
American Express Co.	378,200	25,872,662
Diversified Financial Services - 7.3%
Bank of America Corp.	3,492,200	42,988,982
JPMorgan Chase & Co.	622,300	30,498,923
Diversified Telecommunication Services - 5.4%
AT&T, Inc.	767,900	28,765,534
Verizon Communications, Inc. (A)	484,500	26,119,395
Electric Utilities - 1.5%
Entergy Corp. - Class B (A)	214,800	15,300,204
Electrical Equipment - 0.8%
Emerson Electric Co. (A)	147,000	8,159,970
Food & Staples Retailing - 6.2%
Sysco Corp. (A)	849,400	29,610,084
Walgreen Co. (A)	676,900	33,513,319
Gas Utilities - 4.4%
ONEOK, Inc. (A)	860,600	44,200,416
Health Care Equipment & Supplies - 5.1%
Baxter International, Inc.	300,400	20,988,948
Medtronic, Inc.	657,300	30,682,764
Health Care Providers & Services - 2.5%
Cardinal Health, Inc.	571,300	25,262,886
Industrial Conglomerates - 2.9%
General Electric Co.	1,322,900	29,487,441
Insurance - 1.9%
Loews Corp.	442,697	19,775,275
IT Services - 2.8%
International Business Machines Corp.	139,400	28,234,076

	Shares	Value
Machinery - 3.6%
Illinois Tool Works, Inc. - Class A (A)	416,200	$ 26,869,872
Stanley Black & Decker, Inc. (A)	124,828	9,338,383
Multiline Retail - 3.1%
Target Corp. (A)	442,100	31,194,576
Oil, Gas & Consumable Fuels - 9.4%
BP PLC - ADR	339,400	14,797,840
ConocoPhillips (A)	450,700	27,244,815
Marathon Oil Corp.	862,000	28,161,540
Occidental Petroleum Corp.	275,000	24,546,500
Pharmaceuticals - 9.9%
Johnson & Johnson	378,100	32,225,463
Merck & Co., Inc.	638,100	29,990,700
Pfizer, Inc.	1,310,800	38,104,956
Road & Rail - 1.0%
Norfolk Southern Corp.	129,500	10,025,890
Tobacco - 4.3%
Altria Group, Inc.	382,400	13,961,424
Philip Morris International, Inc.	308,000	29,441,720

Total Common Stocks (cost $862,599,127)		947,447,588

SECURITIES LENDING COLLATERAL - 10.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (B)	106,819,320	106,819,320

Total Securities Lending Collateral (cost $106,819,320)		106,819,320

	Principal	Value
REPURCHASE AGREEMENT - 6.3%
State Street Bank & Trust Co. 0.03% (B), dated 04/30/2013, to be repurchased at $64,060,358 on 05/01/2013. Collateralized by U.S. Government Agency Obligations, 2.50%, due 11/01/2027-11/20/2027, and with a total value of $65,343,573.	$ 64,060,304	64,060,304

Total Repurchase Agreement (cost $64,060,304)		64,060,304

Total Investment Securities (cost $1,033,478,751) (C)		1,118,327,212
Other Assets and Liabilities - Net		(106,116,110)

Net Assets		$ 1,012,211,102

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $104,539,078. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at April 30, 2013.
(C)	Aggregate cost for federal income tax purposes is $1,033,478,751. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $84,867,687 and $19,226, respectively. Net unrealized appreciation for tax purposes is $84,848,461.

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Common Stocks	$947,447,588	$—	$—	$947,447,588
Securities Lending Collateral	106,819,320	—	—	106,819,320
Repurchase Agreement	—	64,060,304	—	64,060,304
Total Investment Securities	$1,054,266,908	$64,060,304	$—	$1,118,327,212

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$—	$(106,819,320)	$—	$(106,819,320)
Total Other Liabilities	$—	$(106,819,320)	$—	$(106,819,320)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 57.8%
Argentina - 1.8%
Argentina Republic Government International Bond
7.82%, 12/31/2033	EUR 16,659,634	$ 12,615,450
City of Buenos Aires Argentina
9.95%, 03/01/2017 - Reg S	$ 3,800,000	3,344,000
Belarus - 0.5%
Republic of Belarus
8.95%, 01/26/2018 - Reg S	4,400,000	4,774,000
Brazil - 1.7%
Brazilian Government International Bond
2.63%, 01/05/2023 (A)	11,000,000	10,967,000
10.25%, 01/10/2028	BRL 6,665,000	4,155,735
Cayman Islands - 2.7%
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/2028 - 144A (A)	$ 21,365,000	24,185,180
Chile - 1.3%
Republic of Chile
5.50%, 08/05/2020	CLP 5,156,000,000	11,586,357
Colombia - 2.7%
Colombia Government International Bond
2.63%, 03/15/2023	$ 10,800,000	10,708,200
4.38%, 03/21/2023	COP 15,159,000,000	8,388,143
Republic of Colombia
7.38%, 01/27/2017	$ 3,500,000	4,259,500
Costa Rica - 1.0%
Costa Rica Government International Bond
5.63%, 04/30/2043 - 144A	2,780,000	2,857,840
10.00%, 08/01/2020 - 144A	4,485,000	6,110,812
Cote d’Ivoire - 1.2%
Republic of The Ivory Coast
5.75%, 12/31/2032 - Reg S (B)	10,790,000	10,304,450
Croatia - 0.7%
Croatia Government International Bond
5.50%, 04/04/2023 - 144A	6,100,000	6,479,115
Dominican Republic - 1.1%
Dominican Republic International Bond
5.88%, 04/18/2024 - 144A (A)	9,050,000	9,276,250
Georgia - 0.5%
Georgia Government International Bond
6.88%, 04/12/2021 - 144A (A)	3,585,000	4,147,845
Guatemala - 0.9%
Guatemala Government Bond
4.88%, 02/13/2028 - 144A	8,200,000	8,323,000
Honduras - 0.8%
Honduras Government International Bond
7.50%, 03/15/2024 - 144A	6,740,000	6,807,400

	Principal	Value
Hungary - 1.5%
Hungary Government Bond
6.50%, 06/24/2019	HUF 1,000,000,000	$ 4,729,219
6.75%, 11/24/2017	1,857,000,000	8,772,681
Indonesia - 2.0%
Indonesia Government International Bond
3.38%, 04/15/2023 - 144A	$ 7,140,000	7,291,725
Indonesia Treasury Bond
6.13%, 05/15/2028	IDR 41,100,000,000	4,228,403
7.00%, 05/15/2022	53,107,000,000	6,061,058
Ireland - 1.1%
AHML Finance, Ltd.
7.75%, 02/13/2018 - 144A	RUB 284,000,000	9,220,576
Israel - 1.0%
Israel Government International Bond
4.50%, 01/30/2043	$ 8,940,000	8,973,525
Mexico - 3.5%
Mexican Bonos
6.50%, 06/10/2021	MXN 145,650,000	13,677,915
Mexican Udibonos
2.50%, 12/10/2020	97,093,864	8,878,175
Mexico Government International Bond, Series GMTN
4.75%, 03/08/2044	$ 7,360,000	8,143,840
Mongolia - 0.9%
Mongolia Government International Bond
5.13%, 12/05/2022 - 144A	8,780,000	8,297,100
Panama - 0.2%
Panama Government International Bond
4.30%, 04/29/2053	1,875,000	1,879,688
Peru - 1.4%
Peruvian Government International Bond
5.20%, 09/12/2023 - 144A	PEN 18,000,000	7,450,079
8.60%, 08/12/2017 - 144A	6,500,000	3,008,740
8.60%, 08/12/2017 - Reg S	3,690,000	1,708,039
Philippines - 2.9%
Philippine Government International Bond
3.90%, 11/26/2022	PHP 587,000,000	15,259,718
4.95%, 01/15/2021	100,000,000	2,721,089
6.25%, 01/14/2036	249,000,000	7,902,743
Poland - 2.7%
Poland Government Bond
4.75%, 04/25/2017	PLN 12,300,000	4,188,037
Poland Government International Bond
3.00%, 03/17/2023	$ 18,720,000	18,686,866
6.38%, 07/15/2019	1,000,000	1,239,600
Romania - 1.2%
Romanian Government International Bond
4.38%, 08/22/2023 - 144A	10,000,000	10,349,500

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Russian Federation - 2.5%
Russian Federal Bond - OFZ
7.05%, 01/19/2028	RUB 366,650,000	$ 12,088,495
8.15%, 02/03/2027	137,700,000	5,004,378
Russian Foreign Bond - Eurobond
4.50%, 04/04/2022 - 144A (A)	$ 4,270,000	4,788,805
South Africa - 1.0%
Republic of South Africa
7.00%, 02/28/2031	ZAR 82,000,000	8,864,882
Supranational - 2.6%
Eastern and Southern African Trade and Development Bank, Series EMTN
6.88%, 01/09/2016	$ 4,650,000	4,894,125
Eurasian Development Bank
4.77%, 09/20/2022 - 144A	6,423,000	6,575,546
Inter-American Development Bank, Series EMTN
5.00%, 07/24/2015	INR 630,000,000	11,583,815
Thailand - 2.0%
Thailand Government Bond
3.63%, 06/16/2023	THB 496,232,000	17,206,502
Turkey - 3.5%
Hazine Mustesarligi Varlik Kiralama AS
2.80%, 03/26/2018 - 144A	$ 4,000,000	4,010,000
Republic of Turkey
10.50%, 01/15/2020	TRY 6,250,000	4,335,169
Turkey Government Bond
6.30%, 02/14/2018	15,200,000	8,639,688
Turkey Government International Bond
3.25%, 03/23/2023 (A)	$ 6,500,000	6,410,625
5.13%, 03/25/2022 (A)	3,000,000	3,427,500
6.25%, 09/26/2022	3,500,000	4,313,750
Ukraine - 2.4%
Financing of Infrastrucural Projects State Enterprise
9.00%, 12/07/2017 - 144A	3,900,000	3,978,000
Ukraine Government International Bond
7.50%, 04/17/2023 - 144A (A)	9,040,000	8,723,600
9.25%, 07/24/2017 - 144A	7,520,000	8,027,600
Uruguay - 2.0%
Uruguay Government International Bond
5.00%, 09/14/2018	UYU 278,229,584	17,174,847
Venezuela - 6.5%
Venezuela Government International Bond
6.00%, 12/09/2020 - Reg S (A)	$ 13,770,000	11,566,800
7.65%, 04/21/2025	7,220,000	6,256,130
8.25%, 10/13/2024 - Reg S (A)	4,600,000	4,146,900
9.25%, 09/15/2027 (A)	7,350,000	7,221,375
11.75%, 10/21/2026 - Reg S (A)	13,405,000	14,631,557
11.95%, 08/05/2031 - Reg S	11,945,000	13,157,418

Total Foreign Government Obligations (cost $491,374,241)		508,986,100

	Principal	Value
CORPORATE DEBT SECURITIES - 39.0%
Barbados - 0.4%
Columbus International, Inc.
11.50%, 11/20/2014 - 144A (A)	$ 3,200,000	$ 3,560,000
Bermuda - 0.4%
Noble Group, Ltd.
6.63%, 08/05/2020 - 144A	3,670,000	3,956,260
Brazil - 3.6%
Banco BMG SA
8.00%, 04/15/2018 - 144A	5,025,000	4,798,875
Banco Santander Brasil SA/Cayman Islands
8.00%, 03/18/2016 - 144A (A)	BRL 13,800,000	7,002,254
Oi SA
5.75%, 02/10/2022 - 144A (A)	$ 3,040,000	3,207,200
Samarco Mineracao SA
4.13%, 11/01/2022 - 144A	3,600,000	3,532,500
Telemar Norte Leste SA
5.50%, 10/23/2020 - 144A	1,100,000	1,155,000
9.50%, 04/23/2019 - 144A	4,590,000	5,553,900
Vale SA
5.63%, 09/11/2042	6,010,000	6,278,497
Canada - 1.2%
PTTEP Canada International Finance, Ltd.
6.35%, 06/12/2042 - 144A	8,550,000	10,535,267
Cayman Islands - 6.1%
Dubai Holding Commercial Operations MTN, Ltd., Series EMTN
6.00%, 02/01/2017	GBP 2,750,000	4,362,486
Kaisa Group Holdings, Ltd.
10.25%, 01/08/2020 - Reg S (A)	$ 5,900,000	6,487,162
KWG Property Holding, Ltd.
12.75%, 03/30/2016 - Reg S	2,405,000	2,712,566
13.25%, 03/22/2017 - Reg S	900,000	1,073,973
Nord Anglia Education, Inc.
8.50%, 02/15/2018 - 144A (C)	5,685,000	5,812,912
Odebrecht Finance, Ltd.
7.13%, 06/26/2042 - 144A	5,480,000	6,274,600
8.25%, 04/25/2018 - 144A	BRL 12,370,000	6,368,162
Petrobras International Finance Co.
6.75%, 01/27/2041	$ 3,700,000	4,388,278
Saudi Electricity Global Sukuk Co. 2
5.06%, 04/08/2043 - 144A (A)	5,550,000	5,838,600
Vale Overseas, Ltd.
8.25%, 01/17/2034	5,180,000	6,902,107
Voto-Votorantim, Ltd.
6.75%, 04/05/2021 - 144A	3,350,000	3,932,062
Chile - 1.8%
Cencosud SA
4.88%, 01/20/2023 - 144A (A)	2,800,000	2,898,277
Corp. Nacional del Cobre de Chile
4.25%, 07/17/2042 - 144A (A)	6,300,000	6,122,907
SACI Falabella
3.75%, 04/30/2023 - 144A	3,400,000	3,406,800
6.50%, 04/30/2023 - 144A	CLP 1,563,000,000	3,318,824

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Colombia - 0.7%
Empresa de Telecomunicaciones de Bogota
7.00%, 01/17/2023 - 144A	COP 11,134,000,000	$ 6,469,620
Dominican Republic - 0.5%
Aeropuertos Dominicanos Siglo XXI SA
9.25%, 11/13/2019 - 144A	$ 4,000,000	4,340,000
Indonesia - 0.3%
Berau Coal Energy PT
7.25%, 03/13/2017 - 144A (A)	2,800,000	2,779,000
Ireland - 0.7%
ALFA Bank OJSC Via ALFA Bond Issuance PLC
7.75%, 04/28/2021 - 144A	50,000	56,635
7.75%, 04/28/2021 - Reg S (A)	2,200,000	2,491,940
Federal Grid Co. OJSC via Federal Grid Finance, Ltd., Series EMTN
8.45%, 03/13/2019 - Reg S	RUB 120,000,000	3,939,070
Isle of Man - 0.4%
Sasol Financing International PLC
4.50%, 11/14/2022	$ 3,730,000	3,828,845
Kazakhstan - 0.8%
Development Bank of Kazakhstan JSC
4.13%, 12/10/2022 - 144A	4,630,000	4,562,865
KazMunayGas National Co. JSC
5.75%, 04/30/2043 - 144A	2,400,000	2,439,000
Luxembourg - 4.0%
Cirsa Funding Luxembourg SA
8.75%, 05/15/2018 - Reg S	EUR 1,840,000	2,532,232
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/2022 - 144A	$ 4,550,000	4,555,688
MHP SA
8.25%, 04/02/2020 - 144A	6,580,000	6,479,171
TMK OAO Via TMK Capital SA
6.75%, 04/03/2020 - 144A	10,650,000	10,490,250
VTB Bank OJSC Via VTB Capital SA
6.95%, 10/17/2022 - 144A	4,600,000	4,876,000
Wind Acquisition Finance SA
11.75%, 07/15/2017 - 144A	3,610,000	3,871,725
Wind Acquisition Holdings Finance SA
12.25%, 07/15/2017 - 144A (C)	2,360,000	2,445,976
Mexico - 2.1%
America Movil SAB de CV
3.13%, 07/16/2022	5,540,000	5,637,654
6.45%, 12/05/2022	MXN 37,500,000	3,357,347
Bank of New York Mellon SA Institucion de Banca Multiple
9.63%, 05/02/2021 - 144A	$ 4,868,750	3,018,625
BBVA Bancomer SA
6.75%, 09/30/2022 - Reg S (A)	2,300,000	2,645,000
Petroleos Mexicanos
5.50%, 06/27/2044 - Reg S (A)	3,360,000	3,679,200

	Principal	Value
Netherlands - 4.1%
Aerospace Satellite Corp. Holding BV
12.75%, 11/16/2015 - 144A	$ 5,500,000	$ 6,056,600
Hyva Global BV
8.63%, 03/24/2016 - 144A (A)	3,175,000	3,123,565
Lukoil International Finance BV
4.56%, 04/24/2023 - 144A	8,300,000	8,403,750
Marfrig Holding Europe BV
8.38%, 05/09/2018 - 144A	2,030,000	1,806,700
9.88%, 07/24/2017 - 144A (A)	11,060,000	10,341,100
VimpelCom Holdings BV
9.00%, 02/13/2018 - 144A	RUB 188,300,000	6,327,722
Panama - 1.3%
ENA Norte Trust
4.95%, 04/25/2023 - 144A	$ 6,267,810	6,549,861
Global Bank Corp.
4.75%, 10/05/2017 - 144A	4,780,000	4,875,600
Peru - 1.0%
Banco de Credito del Peru
4.25%, 04/01/2023 - 144A	4,640,000	4,656,240
Corp. Lindley SA
4.63%, 04/12/2023 - 144A	3,680,000	3,735,200
Singapore - 0.5%
Berau Capital Resources Pte, Ltd.
12.50%, 07/08/2015 - 144A	2,700,000	2,875,500
Temasek Financial I, Ltd.
4.30%, 10/25/2019 - 144A	1,000,000	1,147,071
Sweden - 0.4%
PKO Finance AB
4.63%, 09/26/2022 - 144A	3,030,000	3,208,770
Thailand - 0.4%
Bangkok Bank PCL
3.88%, 09/27/2022 - 144A	3,450,000	3,573,786
Turkey - 2.5%
Finansbank AS
5.15%, 11/01/2017 - 144A (A)	6,600,000	6,913,500
KOC Holding AS
3.50%, 04/24/2020 - 144A (A)	4,500,000	4,471,875
Turkiye Vakiflar Bankasi Tao
3.75%, 04/15/2018 - 144A	6,450,000	6,482,250
6.00%, 11/01/2022 - 144A	4,001,000	4,226,056
United Arab Emirates - 1.4%
Abu Dhabi National Energy Co.
5.88%, 12/13/2021 - 144A	3,050,000	3,633,313
DP World, Ltd.
6.85%, 07/02/2037 - 144A (A)	7,480,000	8,985,350
United Kingdom - 1.7%
DTEK Finance PLC
7.88%, 04/04/2018 - 144A (A)	4,850,000	4,794,225
Nord Anglia Education UK Holdings PLC
10.25%, 04/01/2017 - 144A (A)	3,475,000	3,892,000
State Export-Import Bank of Ukraine JSC via Biz Finance PLC
8.75%, 01/22/2018 - Reg S (A)	6,580,000	6,464,850
United States - 0.9%
NII Capital Corp.
7.63%, 04/01/2021	8,700,000	7,699,500

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Venezuela - 1.2%
Petroleos de Venezuela SA
8.50%, 11/02/2017 - Reg S (A)	$ 9,705,000	$ 9,389,587
9.00%, 11/17/2021 - Reg S (A)	1,021,000	962,293
Virgin Islands, British - 0.6%
Yingde Gases Investment, Ltd.
8.13%, 04/22/2018 - 144A	4,800,000	4,980,000

Total Corporate Debt Securities (cost $337,356,868)		343,551,576

	Shares	Value
SECURITIES LENDING COLLATERAL - 10.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (D)	88,955,404	88,955,404

Total Securities Lending Collateral (cost $88,955,404)		88,955,404

Principal	Value
REPURCHASE AGREEMENT - 1.8%

State Street Bank & Trust Co.
0.03% (D), dated 04/30/2013, to be repurchased at $16,283,003 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $16,610,685.

$ 16,282,989	$ 16,282,989

Total Repurchase Agreement (cost $16,282,989)	16,282,989

Total Investment Securities (cost $933,969,502) (E)	957,776,069
Other Assets and Liabilities - Net	(76,618,277)

Net Assets	$ 881,157,792

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	HSBC	(15,628,931)	05/21/2013	$(20,368,092)	$(217,281)
EUR	RBS	4,346,350	05/21/2013	5,664,507	60,212
GBP	HSBC	(2,881,465)	05/21/2013	(4,391,843)	(83,415)
HUF	BCLY	430,875,968	05/21/2013	1,867,000	24,327
HUF	HSBC	(1,969,072,528)	05/21/2013	(8,671,272)	28,042
HUF	RBS	(1,190,000,000)	05/21/2013	(5,184,959)	(38,537)
NZD	BCLY	(129,387)	05/21/2013	(108,920)	(1,810)
PLN	BCLY	8,989,773	05/21/2013	2,836,929	3,503
PLN	RBS	584,250	05/21/2013	182,772	1,829
PLN	RBS	(23,000,000)	05/21/2013	(7,269,739)	2,600
RUB	RBS	(124,500,000)	05/23/2013	(3,915,956)	(66,429)

					$(286,959)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of April 30, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
BCLY	$26,020	$—	$26,020
HSBC	(272,654)	—	(272,654)
RBS	(40,325)	—	(40,325)
(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Foreign Government Obligations	53.1%	$508,986,100
Commercial Banks	7.0	66,834,621
Oil, Gas & Consumable Fuels	5.6	53,836,408
Wireless Telecommunication Services	2.4	23,022,223
Metals & Mining	2.4	22,836,011
Diversified Telecommunication Services	2.4	22,788,545
Transportation Infrastructure	2.1	19,875,211
Food Products	1.9	18,626,971
Construction & Engineering	1.3	12,642,762
Diversified Financial Services	1.2	11,751,920
Machinery	1.1	10,490,250
Real Estate Management & Development	1.1	10,273,701

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities	Value
Diversified Consumer Services	1.0%	$9,704,912
Media	1.0	9,616,600
Commercial Services & Supplies	0.9	8,294,548
Multiline Retail	0.7	6,725,624
Electric Utilities	0.6	5,838,600
Chemicals	0.5	4,980,000
Industrial Conglomerates	0.5	4,471,875
Trading Companies & Distributors	0.4	3,956,260
Beverages	0.4	3,735,200
Multi-Utilities	0.4	3,633,313
Auto Components	0.3	3,123,565
Food & Staples Retailing	0.3	2,898,277
Hotels, Restaurants & Leisure	0.3	2,532,232
Capital Markets	0.1	1,147,071

Investment Securities, at Value	89.0	852,622,800
Short-Term Investments	11.0	105,238,393

Total Investments	100.0%	$957,861,193

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $87,120,852. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of April 30, 2013. Maturity date disclosed is the ultimate maturity date.
(C)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(D)	Rate shown reflects the yield at April 30, 2013.
(E)	Aggregate cost for federal income tax purposes is $933,969,502. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $29,198,348 and $5,306,657, respectively. Net unrealized appreciation for tax purposes is $23,891,691.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, these securities aggregated $408,712,826 or 46.38% of the fund’s net assets.
BCLY	Barclays Bank PLC
EMTN	European Medium Term Note
GMTN	Global Medium Term Note
HSBC	HSBC Bank USA
JSC	Joint Stock Company
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
OFZ	Obligatsyi Federal’novo Zaima (Russian: Coupon-bearing Federal Loan Bonds)
OJSC	Open Joint Stock Company
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
UYU	Uruguayan Peso
ZAR	South African Rand

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Foreign Government Obligations	$—	$508,986,100	$—	$508,986,100
Corporate Debt Securities	—	343,551,576	—	343,551,576
Securities Lending Collateral	88,955,404	—	—	88,955,404
Repurchase Agreement	—	16,282,989	—	16,282,989
Total Investment Securities	$88,955,404	$868,820,665	$—	$957,776,069

Derivative Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$120,513	$—	$120,513
Total Derivative Financial Instruments	$—	$120,513	$—	$120,513

Other Assets (H)
Foreign Currency	$706,868	$—	$—	$706,868
Total Other Assets	$706,868	$—	$—	$706,868

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Derivative Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$(407,472)	$—	$(407,472)
Total Derivative Financial Instruments	$—	$(407,472)	$—	$(407,472)

Other Liabilities (H)
Collateral for Securities on Loan	$—	$(88,955,404)	$—	$(88,955,404)
Total Other Liabilities	$—	$(88,955,404)	$—	$(88,955,404)

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(G)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(H)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
PREFERRED STOCKS - 1.6%
Brazil - 1.6%
Cia Energetica de Sao Paulo - Class Preference, 5.48% (A)	64,900	$ 687,682
Investimentos Itau SA, 3.94% (A)	172,100	858,457
Klabin SA, 2.32% (A)	310,400	2,113,032

Total Preferred Stocks (cost $3,089,090)		3,659,171

COMMON STOCKS - 95.9%
Brazil - 12.7%
Arteris SA - Class A	167,730	1,869,489
BRF - Brasil Foods SA - ADR (B)	70,234	1,743,910
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (B)	221,334	3,165,076
Cielo SA	39,720	1,053,774
Cyrela Brazil Realty SA Empreendimentos e Participacoes - Class A	80,200	728,745
Duratex SA	152,790	1,155,423
Even Construtora e Incorporadora SA	284,400	1,343,286
Hypermarcas SA (C)	283,100	2,265,366
Itau Unibanco Holding SA - ADR	130,300	2,192,949
Kroton Educacional SA	86,900	1,216,144
M Dias Branco SA	16,300	725,078
Natura Cosmeticos SA	47,600	1,205,494
Petroleo Brasileiro SA - ADR	171,373	3,281,793
Petroleo Brasileiro SA - Class A ADR	61,953	1,237,201
Vale SA - Class B ADR	330,743	5,377,881
China - 2.3%
China Petroleum & Chemical Corp. - ADR	30,710	3,395,298
China Vanke Co., Ltd. - Class B	286,735	584,736
CNOOC, Ltd. - ADR	4,700	880,498
Luthai Textile Co., Ltd. - Class B	350,130	360,619
Hong Kong - 16.8%
Bank of China, Ltd. - Class H	13,273,000	6,208,771
BBMG Corp. - Class H	828,000	665,802
Beijing Capital International Airport Co., Ltd.	618,000	426,858
China Agri-Industries Holdings, Ltd.	2,318,000	1,135,081
China Citic Bank Corp., Ltd. - Class H	3,558,000	2,003,629
China Construction Bank Corp. - Class H	5,199,000	4,354,748
China Merchants Bank Co., Ltd. - Class H (B)	1,504,000	3,205,629
China Minsheng Banking Corp., Ltd. - Class H (B)	439,000	562,882
China Mobile, Ltd. - ADR (B)	16,518	912,454
China Resources Power Holdings Co., Ltd.	460,000	1,511,569
China Shanshui Cement Group, Ltd.	970,000	548,739
China Unicom Hong Kong, Ltd. - ADR (B)	101,100	1,458,873
CITIC Resources Holdings, Ltd. (C)	1,438,000	181,600
COSCO Pacific, Ltd.	662,000	876,962
Country Garden Holdings Co., Ltd.	1,838,000	1,044,513
Datang International Power Generation Co., Ltd. - Class H	3,932,000	1,722,750
Harbin Electric Co., Ltd. - Class H	558,000	428,559
Huadian Power International Co. - Class H	1,576,000	865,159
Industrial & Commercial Bank of China, Ltd. - Class H	3,202,000	2,252,910
Kingboard Chemical Holdings, Ltd.	451,500	1,230,546
KWG Property Holding, Ltd.	1,409,500	973,553
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	424,100	873,323

	Shares	Value
Hong Kong (continued)
Shiamo Property Holdings, Ltd.	505,000	$ 1,089,373
Sinofert Holdings, Ltd. (B)	3,808,000	824,396
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	1,536,000	528,485
Sinopharm Group Co., Ltd. - Class H	226,400	672,477
TPV Technology, Ltd.	1,050,000	271,966
Yuexiu Property Co., Ltd.	2,540,000	752,821
Hungary - 0.5%
Magyar Telekom	602,165	1,112,845
India - 5.1%
Dr. Reddy’s Laboratories, Ltd. - ADR (B)	53,469	2,025,406
HDFC Bank, Ltd. - ADR	30,361	1,288,521
Infosys, Ltd. - ADR (B)	66,035	2,756,301
Tata Motors, Ltd. - Series V ADR (B)	173,535	4,779,154
Wipro, Ltd. - ADR (B)	62,534	499,646
Indonesia - 1.8%
Charoen Pokphand Indonesia PT	1,923,000	998,832
Indofood CBP Sukses Makmur PT	1,413,000	1,664,063
Kalbe Farma PT	9,024,500	1,290,209
Korea, Republic of - 17.4%
Daeduck Electronics Co.	88,280	973,942
Daelim Industrial Co., Ltd.	10,501	734,202
Hana Financial Group, Inc.	134,770	4,307,549
Handsome Co., Ltd.	28,340	847,910
Hyundai Mobis	4,330	982,929
Hyundai Motor Co.	26,495	4,799,557
ISU Chemical Co., Ltd.	17,570	311,101
KIA Motors Corp.	71,444	3,555,009
KT&G Corp.	16,491	1,187,448
LG Corp.	19,073	1,136,102
LG International Corp.	17,980	579,579
LG Uplus Corp. (C)	175,490	1,657,220
Poongsan Corp.	34,580	836,790
Samsung Electronics Co., Ltd.	9,737	13,438,881
SK Corp.	16,071	2,312,951
Woori Finance Holdings Co., Ltd.	118,430	1,279,685
Malaysia - 3.7%
AirAsia Bhd	2,051,000	1,975,162
Genting Malaysia Bhd - Class B	361,200	446,380
Malayan Banking Bhd	998,378	3,156,745
Tenaga Nasional Bhd	396,500	1,023,015
UMW Holdings Bhd	363,400	1,708,010
Mexico - 3.1%
Grupo Financiero Banorte SAB de CV - Class O	794,900	5,990,080
OHL Mexico SAB de CV (C)	308,700	955,416
Poland - 1.1%
KGHM Polska Miedz SA	54,529	2,554,011
Russian Federation - 2.4%
Gazprom OAO - ADR	684,979	5,444,944
South Africa - 8.3%
AngloGold Ashanti, Ltd. - ADR	29,200	569,400
Aspen Pharmacare Holdings, Ltd.	125,992	2,736,484
AVI, Ltd.	142,210	855,780
Imperial Holdings, Ltd.	58,195	1,288,611
Liberty Holdings, Ltd.	65,610	873,728
Mediclinic International, Ltd.	461,002	3,341,860
MMI Holdings, Ltd.	262,862	670,813
Nedbank Group, Ltd.	100,644	2,138,159
Sappi, Ltd. (C)	426,032	1,281,870
Shoprite Holdings, Ltd.	174,053	3,299,122

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Shares	Value
South Africa (continued)
Telkom SA, Ltd. (C)	296,639	$ 423,133
Truworths International, Ltd.	111,795	1,111,160
Taiwan - 12.8%
Cathay Financial Holding Co., Ltd.	2,022,000	2,720,026
Delta Electronics, Inc.	667,000	3,198,038
E.Sun Financial Holding Co., Ltd.	1,266,400	763,822
Formosa Chemicals & Fibre Corp.	418,000	978,714
Highwealth Construction Corp.	401,400	896,322
Hon Hai Precision Industry Co., Ltd.	1,260,000	3,253,321
Huaku Development Co., Ltd.	526,980	1,514,228
Pegatron Corp. (C)	854,000	1,397,675
Phison Electronics Corp.	224,000	1,764,706
Pou Chen Corp.	616,000	726,376
SinoPac Financial Holdings Co., Ltd.	1,620,346	809,843
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	516,500	9,854,820
Vanguard International Semiconductor Corp.	730,000	795,253
Thailand - 3.5%
Advanced Info Service PCL	150,200	1,381,738
Airports of Thailand PCL	461,300	2,271,136
Asian Property Development PCL	2,094,100	670,683
Bangkok Expressway PCL	887,329	1,209,307
Home Product Center PCL	2,471,338	1,263,035
Krung Thai Bank PCL	1,232,400	1,041,346
Turkey - 3.3%
Aygaz AS	164,230	895,925
Turk Hava Yollari	1,258,726	5,237,817
Turkiye Is Bankasi - Class C	303,409	1,171,156

	Shares	Value
United Kingdom - 0.5%
NovaTek OAO - GDR, Reg S	12,155	$ 1,230,086
United States - 0.6%
Uralkali OJSC - GDR, Reg S	34,351	1,243,163

Total Common Stocks (cost $204,220,028)		214,855,439

SECURITIES LENDING COLLATERAL - 6.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (A)	14,977,908	14,977,908

Total Securities Lending Collateral (cost $14,977,908)		14,977,908

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co. 0.03% (A), dated 04/30/2013, to be repurchased at $3,488,925 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.00%, due 11/01/2027, and with a value of $3,559,856.	$ 3,488,922	3,488,922

Total Repurchase Agreement (cost $3,488,922)		3,488,922

Total Investment Securities (cost $225,775,948) (D)		236,981,440
Other Assets and Liabilities - Net		(12,922,594)

Net Assets		$ 224,058,846

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Commercial Banks	18.4%	$43,586,881
Semiconductors & Semiconductor Equipment	10.9	25,853,660
Oil, Gas & Consumable Fuels	6.5	15,469,820
Automobiles	6.3	14,841,730
Metals & Mining	3.9	9,338,082
Electronic Equipment & Instruments	3.7	8,655,847
Transportation Infrastructure	3.2	7,609,168
Real Estate Management & Development	3.2	7,526,229
Airlines	3.0	7,212,979
Food Products	3.0	7,122,744
Pharmaceuticals	2.6	6,052,099
Health Care Providers & Services	2.1	4,887,660
Independent Power Producers & Energy Traders	2.0	4,787,160
IT Services	1.8	4,309,721
Insurance	1.8	4,264,567
Wireless Telecommunication Services	1.7	3,951,412
Chemicals	1.6	3,885,859
Personal Products	1.5	3,470,860
Industrial Conglomerates	1.5	3,449,053
Food & Staples Retailing	1.4	3,299,122
Water Utilities	1.3	3,165,076
Diversified Telecommunication Services	1.3	2,994,851
Paper & Forest Products	1.0	2,437,293
Specialty Retail	1.0	2,374,195
Containers & Packaging	0.9	2,113,032
Household Durables	0.9	2,072,031
Textiles, Apparel & Luxury Goods	0.8	1,934,905

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities	Value
Computers & Peripherals	0.7%	$1,669,641
Distributors	0.5	1,288,611
Diversified Consumer Services	0.5	1,216,144
Construction Materials	0.5	1,214,541
Tobacco	0.5	1,187,448
Electric Utilities	0.4	1,023,015
Auto Components	0.4	982,929
Gas Utilities	0.4	895,925
Trading Companies & Distributors	0.3	761,179
Construction & Engineering	0.3	734,202
Hotels, Restaurants & Leisure	0.2	446,380
Electrical Equipment	0.2	428,559

Investment Securities, at Value	92.2	218,514,610
Short-Term Investments	7.8	18,466,830

Total Investments	100.0%	$236,981,440

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at April 30, 2013.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $14,531,520. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.
(D)	Aggregate cost for federal income tax purposes is $225,775,948. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $19,989,295 and $8,783,803, respectively. Net unrealized appreciation for tax purposes is $11,205,492.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
OJSC	Open Joint Stock Company
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Preferred Stocks	$3,659,171	$—	$—	$3,659,171
Common Stocks	71,845,669	143,009,770	—	214,855,439
Securities Lending Collateral	14,977,908	—	—	14,977,908
Repurchase Agreement	—	3,488,922	—	3,488,922
Total Investment Securities	$90,482,748	$146,498,692	$—	$236,981,440

Other Assets (F)
Foreign Currency	$2,066,659	$—	$—	$2,066,659
Total Other Assets	$2,066,659	$—	$—	$2,066,659

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(14,977,908)	$—	$(14,977,908)
Total Other Liabilities	$—	$(14,977,908)	$—	$(14,977,908)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 98.7%
Alaska - 2.0%
Alaska Housing Finance Corp. (Revenue Bonds) Series A 5.00%, 12/01/2027	$ 165,000	$ 195,563
City of Valdez, AK (Revenue Bonds) 5.00%, 01/01/2021	50,000	61,172
Arizona - 0.9%
City of Tucson, AZ (Certificate Participation) Series A, Insurer: NATL-RE 5.00%, 07/01/2019	75,000	84,703
Scottsdale Municipal Property Corp. (Revenue Bonds) 5.00%, 07/01/2025	25,000	31,961
California - 10.5%
Alhambra Unified School District (General Obligation Unlimited) 4.50%, 08/01/2019	50,000	58,570
Atwater Public Financing Authority (Revenue Bonds) Insurer: ASSURED GTY 4.00%, 05/01/2019	25,000	26,344
California Communities Local Measurer (Certificate Participation) Insurer: AGM 4.00%, 06/01/2015	125,000	132,621
County of Sacramento, CA Airport System Revenue (Revenue Bonds) Series A, Insurer: AGM 5.00%, 07/01/2026	25,000	28,866
El Dorado Irrigation District / El Dorado County Water Agency (Revenue Bonds) Insurer: AGM 4.25%, 03/01/2018	60,000	67,981
Elsinore Valley Municipal Water District (Certificate Participation) Series A, Insurer: NATL-RE 4.25%, 07/01/2015	55,000	59,110
Hemet Unified School District (General Obligation Unlimited) Insurer: AGM 3.00%, 08/01/2017	50,000	53,450
Hercules Public Financing Authority (Revenue Bonds) Insurer: AGM 4.25%, 08/01/2024	25,000	27,308
Merced Union High School District (General Obligation Unlimited) Insured: ASSURED GTY 5.00%, 08/01/2029	50,000	58,710
Mountain View School District School Facilities Improvement District No. 1 (General Obligation Unlimited) Insurer: AGM 4.00%, 08/01/2026	25,000	27,108
Oakland Unified School District/Alameda County (General Obligation Unlimited) Insurer: AGM FGIC 5.00%, 08/01/2021	25,000	27,722

	Principal	Value
California (continued)
Oxnard Union High School District (General Obligation Unlimited) 4.00%, 08/01/2020	$ 25,000	$ 28,725
San Bernardino Community College District (General Obligation Unlimited) 5.75%, 08/01/2020	20,000	25,017
San Bernardino Joint Powers Financing Authority (Tax Allocation) Series A, Insurer: AGM 5.75%, 10/01/2019	30,000	35,013
San Diego Unified School District (General Obligation Unlimited) Series C-2, Insurer: AGM 5.50%, 07/01/2025	85,000	110,520
San Juan Unified School District (General Obligation Unlimited) Insurer: AGM 3.63%, 08/01/2021	70,000	79,447
Santa Ana Unified School District (General Obligation Unlimited) Insurer: ASSURED GTY 4.25%, 08/01/2029	75,000	80,041
Vallejo City Unified School District (Special Tax) Insurer: AGM 5.00%, 09/01/2019	100,000	100,284
Wasco Union High School District (General Obligation Unlimited) Series B, Insurer: AGM 4.00%, 08/01/2024	150,000	162,403
Woodbridge Irrigation District (Certificate Participation) Insurer: AGM 4.00%, 07/01/2026	175,000	175,702
Colorado - 3.5%
City & County of Denver, CO Airport System Revenue (Revenue Bonds) Series A 5.00%, 11/15/2021	60,000	72,953
Colorado Educational & Cultural Facilities Authority (Revenue Bonds) Series A, Insurer: AGC 5.00%, 06/15/2023	200,000	208,336
County of Pueblo, CO (Certificate Participation) Insurer: ASSURED GTY 4.85%, 09/15/2017	150,000	173,212
Connecticut - 1.1%
Hartford New Public Housing Authority (Revenue Bonds) 5.00%, 09/01/2031	45,000	50,234
Town of East Haven, CT (General Obligation Unlimited) Insurer: AGC-ICC 4.25%, 08/01/2019	50,000	57,993
University of Connecticut (Revenue Bonds) 5.00%, 11/15/2023	25,000	30,150
District of Columbia - 0.2%
Metropolitan Washington Airports Authority (Revenue Bonds) Series A 5.00%, 10/01/2020	25,000	30,752

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Florida - 9.7%
Citizens Property Insurance Corp. (Revenue Bonds) Insurer: AGM 5.00%, 06/01/2016 Series A-1, Insurer: AGM 4.25%, 06/01/2017	$ 25,000 120,000	$ 28,241 135,346
City of Cape Coral, FL (Special Assessment) Insurer: NATL-RE 4.00%, 07/01/2016	85,000	91,745
City of Lakeland, FL Energy System Revenue (Revenue Bonds) Series B, Insurer: AGM 5.25%, 10/01/2027	100,000	123,462
City of Tampa, FL (Revenue Bonds) Series A 5.00%, 11/15/2025	25,000	29,372
County of Broward, FL Half-Cent Sales Tax Revenue (Revenue Bonds) Series A 4.00%, 10/01/2014	35,000	36,691
County of Manatee, FL Public Utilities Revenue (Revenue Bonds) 5.00%, 10/01/2021	25,000	30,839
County of Miami-Dade, FL Aviation Revenue (Revenue Bonds) Series A, Insurer: ASSURED GTY 4.00%, 10/01/2017	70,000	78,548
Escambia County Housing Finance Authority (Revenue Bonds) Insurer: AGM 3.50%, 06/01/2017	50,000	53,202
Florida Department of Environmental Protection (Revenue Bonds) Series A 5.00%, 07/01/2022	55,000	67,802
Florida Municipal Power Agency (Revenue Bonds) 5.00%, 10/01/2018	25,000	29,652
Florida State Department of Transportation (Revenue Bonds) 5.00%, 07/01/2024	25,000	28,891
Greater Orlando Aviation Authority (Revenue Bonds) 3.60%, 10/01/2018	40,000	44,577
Hillsborough County Industrial Development Authority (Revenue Bonds)
5.00%, 10/01/2016	100,000	112,316
Series A
5.00%, 10/01/2018	50,000	50,941
Kissimmee Utility Authority (Revenue Bonds) Insurer: AGM 5.25%, 10/01/2018	100,000	119,909
Manatee County Port Authority (Revenue Bonds) Series A 3.00%, 10/01/2019	50,000	54,341
Miami-Dade County School Board (Certificate Participation) Insured: ASSURED GTY 5.00%, 02/01/2020	45,000	52,455

	Principal	Value
Florida (continued)
Palm Beach County School District (Certificate Participation) Series C 4.00%, 08/01/2017	$ 50,000	$ 55,884
Sunshine State Governmental Financing Commission (Revenue Bonds) Series A, Insurer: AGM 4.38%, 09/01/2021	25,000	29,134
Georgia - 3.3%
City of Atlanta, GA Water & Wastewater Revenue (Revenue Bonds) Insurer: AGM 5.75%, 11/01/2029	100,000	134,651
City of Atlanta, GA (General Obligation Unlimited) Insured: ASSURED GTY 4.00%, 12/01/2021	25,000	28,322
City of Atlanta, GA Department of Aviation (Revenue Bonds) 5.00%, 01/01/2020	40,000	48,655
County of DeKalb, GA (General Obligation Unlimited) Series A 4.00%, 01/01/2016	100,000	100,221
Georgia Higher Education Facilities Authority (Revenue Bonds) Series A, Insurer: ASSURED GTY 5.00%, 06/15/2032	50,000	55,860
Georgia Housing & Finance Authority (Revenue Bonds) 4.50%, 12/01/2025	50,000	55,233
Idaho - 1.3%
Idaho Health Facilities Authority (Revenue Bonds) Series B 6.13%, 12/01/2028	100,000	119,849
Idaho Housing & Finance Association (Revenue Bonds) Insured: ASSURED GTY 4.13%, 07/15/2019	45,000	51,088
Illinois - 14.3%
Chicago Board of Education (General Obligation Unlimited)
Insurer: AMBAC
5.50%, 12/01/2019	25,000	30,526
Series A, Insurer: AGM
5.00%, 12/01/2017	70,000	80,963
City of Chicago, IL (General Obligation Unlimited)
Insurer: AGM
5.50%, 01/01/2017	50,000	57,423
Series A, Insurer: AGM
5.00%, 01/01/2026	95,000	107,322
City of Chicago, IL O’Hare International Airport Revenue (Revenue Bonds) 5.00%, 01/01/2021	150,000	182,559
County of Cook, IL (General Obligation Unlimited) 5.00%, 11/15/2021	225,000	264,802
County of Cook, IL (General Obligation Unlimited) 5.00%, 11/15/2019	25,000	30,379

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Illinois (continued)
Grundy & Will Counties Community Unit School District No. 1 Coal City (General Obligation Unlimited) Insured: XLCA 4.63%, 02/01/2015	$ 30,000	$ 32,096
Illinois Finance Authority (Revenue Bonds)
4.00%, 04/01/2019	25,000	28,558
Series D
6.25%, 11/01/2028	65,000	78,119
Illinois Municipal Electric Agency (Revenue Bonds) Insurer: FGIC NATL-RE 5.25%, 02/01/2026	75,000	85,199
Kankakee County Community Unit School District No. 53 (General Obligation Limited) 3.00%, 02/01/2019	50,000	53,675
Knox & Warren Counties Community Unit School District No. 205 Galesburg (General Obligation Unlimited) 5.75%, 01/01/2027	40,000	47,095
Lake County School District No. 33 5.30%, 12/01/2031 (A)	45,000	16,733
Macon & de Witt Counties Community Unit School District No. 2 Maroa-Forsyth (General Obligation Unlimited) Insurer: AGM 3.35%, 12/01/2018	185,000	196,061
Metropolitan Pier & Exposition Authority (Revenue Bonds) Series A, Insurer: AGM FGIC 5.50%, 12/15/2023	40,000	47,967
Peoria Metropolitan Airport Authority (General Obligation Unlimited) 5.60%, 12/01/2022	35,000	42,725
Railsplitter Tobacco Settlement Authority (Revenue Bonds)
5.00%, 06/01/2019	80,000	94,906
5.38%, 06/01/2021	25,000	30,805
6.00%, 06/01/2028	75,000	91,589
Regional Transportation Authority (Revenue Bonds) Series A, Insurer: AGM MBIA 6.00%, 07/01/2027	45,000	59,749
State of Illinois (General Obligation Unlimited) Insurer: AGM 4.00%, 01/01/2020	75,000	82,693
Will & Kendall Counties Community Consolidated School District 202 Plainfield (General Obligation Unlimited) Series A, Insurer: ASSURED GTY 4.50%, 01/01/2025	50,000	53,718
Will County Community Unit School District No. 365 Valley View (General Obligation Unlimited) Series A 5.63%, 11/01/2030	50,000	60,369

	Principal	Value
Indiana - 1.3%
Fort Wayne Redevelopment Authority (Revenue Bonds) 4.00%, 02/01/2022	$ 25,000	$ 28,562
Indiana Finance Authority (Revenue Bonds) 5.00%, 03/01/2024	75,000	86,386
Indianapolis Local Public Improvement Bond Bank (Revenue Bonds) Series A, Insurer: NATL-RE 5.50%, 07/01/2020	40,000	49,352
Kentucky - 0.2%
County of Warren, KY (Revenue Bonds) 4.00%, 04/01/2017	25,000	27,599
Maryland - 1.1%
Maryland Community Development Administration (Revenue Bonds) Series C 4.50%, 03/01/2027	50,000	53,899
Morgan State University (Revenue Bonds) 5.00%, 07/01/2021	75,000	92,134
Massachusetts - 1.4%
City of Chelsea, MA (General Obligation Limited) Insurer: AGM 4.00%, 09/01/2020	50,000	56,167
Massachusetts Bay Transportation Authority (Revenue Bonds) Series A 5.00%, 07/01/2030	100,000	126,680
Michigan - 9.3%
City of Detroit, MI (General Obligation Unlimited) Series A, Insurer: AGM 5.25%, 04/01/2014	25,000	25,048
City of Detroit, MI Sewage Disposal System Revenue (Revenue Bonds)
Insurer: CIFG
4.50%, 07/01/2027	75,000	78,987
Series A, Insurer: AGM
5.25%, 07/01/2024	50,000	60,004
5.50%, 07/01/2015	100,000	108,651
City of Detroit, MI Water Supply System Revenue (Revenue Bonds) Series D, Insurer: AGM 5.00%, 07/01/2025	100,000	104,336
City of Detroit, MI Water Supply System Revenue (Revenue Bonds) Insurer: CIFG 4.25%, 07/01/2018	100,000	112,331
Detroit City School District (General Obligation Unlimited)
Series A, Insurer: AGM
5.25%, 05/01/2027 - 05/01/2028	165,000	195,191
Series A, Insurer: FGIC
6.00%, 05/01/2020	110,000	139,389
Hazel Park School District (General Obligation Unlimited) Insurer: AGM 5.00%, 05/01/2021	50,000	59,671
Huron Valley School District (General Obligation Unlimited) 5.00%, 05/01/2022	25,000	29,923

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Michigan (continued)
L’Anse Creuse Public Schools (General Obligation Unlimited) 5.00%, 05/01/2022	$ 40,000	$ 48,923
Michigan State Hospital Finance Authority (Revenue Bonds)
6.00%, 12/01/2017	170,000	206,599
Series A, Insurer: AGM
5.00%, 08/15/2031	35,000	35,128
Minnesota - 0.7%
City of International Falls, MN (Revenue Bonds) 5.65%, 12/01/2022	55,000	54,997
City of Rochester, MN (Revenue Bonds) 4.50%, 11/15/2038 (B)	25,000	30,141
Mississippi - 1.0%
Mississippi Development Bank (Revenue Bonds) Series A 5.25%, 01/01/2025	85,000	106,569
Mississippi Home Corp. (Revenue Bonds) Series B 4.25%, 12/01/2018	25,000	27,764
Missouri - 1.2%
Missouri Development Finance Board (Revenue Bonds) Insurer: AGM 5.00%, 06/01/2025	50,000	58,001
Missouri State Health & Educational Facilities Authority (Revenue Bonds) Series B 5.00%, 06/01/2019	75,000	90,408
Nebraska - 0.2%
Nebraska Public Power District (Revenue Bonds) 5.00%, 01/01/2022	25,000	30,897
Nevada - 0.9%
County of Clark, NV Airport System Revenue (Revenue Bonds) Series D 5.00%, 07/01/2020	25,000	30,032
County of Clark, NV (Revenue Bonds) 5.00%, 07/01/2024	25,000	29,531
Nevada System of Higher Education (Revenue Bonds) Series A 4.50%, 07/01/2023	50,000	55,871
New Jersey - 2.5%
New Jersey Economic Development Authority (Revenue Bonds) Series A 5.25%, 09/01/2022	25,000	30,628
New Jersey Transportation Trust Fund Authority (Revenue Bonds)
4.38%, 12/15/2020	50,000	58,890
5.00%, 06/15/2020	25,000	30,369
Series A
5.25%, 12/15/2019	40,000	49,274
5.75%, 12/15/2031	105,000	123,549
Township of Toms River, NJ (General Obligation Unlimited) Insurer: NATL-RE 4.00%, 12/01/2019	25,000	27,914

	Principal	Value
New Mexico - 0.2%
New Mexico Educational Assistance Foundation (Revenue Bonds) 4.00%, 12/01/2020	$ 25,000	$ 29,395
New York - 1.5%
County of Nassau, NY (General Obligation Unlimited) Series A, Insurer: ASSURED GTY 5.00%, 05/01/2019	30,000	36,122
New York State Dormitory Authority (Revenue Bonds)
4.00%, 10/01/2018	40,000	45,454
Insurer: AGM
5.00%, 10/01/2022	30,000	37,017
Insurer: FGIC NATL-RE
5.50%, 05/15/2024	55,000	72,336
North Carolina - 0.7%
City of Wilson, NC (Certificate Participation) Insured: ASSURED GTY 4.13%, 05/01/2019	35,000	40,000
Johnston Memorial Hospital Authority (Revenue Bonds) Insurer: AGM 5.00%, 10/01/2017	40,000	46,331
Ohio - 3.8%
Buckeye Tobacco Settlement Financing Authority (Revenue Bonds) Series A-2 5.13%, 06/01/2024	330,000	305,332
County of Lorain, OH (Revenue Bonds) Insurer: AGM 5.00%, 02/01/2024	50,000	56,966
Ohio Higher Educational Facility Commission (Revenue Bonds) 5.25%, 01/01/2024	30,000	33,953
Ohio Housing Finance Agency (Revenue Bonds) Series 1 3.80%, 05/01/2021	35,000	38,531
State of Ohio (Revenue Bonds) 4.00%, 01/01/2019	50,000	57,207
Oregon - 2.1%
State of Oregon Housing & Community Services Department (Revenue Bonds)
5.00%, 07/01/2018	105,000	123,387
Series A
5.00%, 07/01/2019	120,000	141,814
Pennsylvania - 9.0%
City of Philadelphia, PA Gas Works Revenue (Revenue Bonds)
5.00%, 07/01/2015	25,000	26,877
Insurer: AGM
5.38%, 07/01/2017	100,000	115,386
City of Pittsburgh, PA (General Obligation Unlimited) Series B, Insurer: AGM 5.25%, 09/01/2016	50,000	56,790
Delaware County Regional Water Quality Control Authority (Revenue Bonds) Insurer: NATL-RE 5.25%, 05/01/2024	150,000	185,289

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority (Revenue Bonds) 5.00%, 05/15/2021	$ 50,000	$ 60,080
School District of Philadelphia (General Obligation Unlimited)
3.75%, 09/01/2021	50,000	54,643
5.00%, 09/01/2017 - 09/01/2019	150,000	174,498
Series B
3.13%, 09/01/2020	100,000	105,156
Series C
5.00%, 09/01/2016	35,000	39,730
Southwest Delaware County Municipal Authority (Revenue Bonds) Series A, Insurer: FSA 3.35%, 08/01/2019	25,000	26,012
State Public School Building Authority (Revenue Bonds)
Insurer: AGM
5.00%, 06/01/2017 - 06/01/2020	125,000	139,455
Series A, Insurer: ASSURED GTY
4.75%, 11/15/2029	125,000	135,351
Trinity Area School District (General Obligation Unlimited) Insurer: AGM 4.00%, 11/01/2020	40,000	45,962
Puerto Rico - 3.8%
Commonwealth of Puerto Rico (General Obligation Unlimited) 5.00%, 07/01/2013	100,000	100,533
Government Development Bank for Puerto Rico (Revenue Bonds) Series B 5.00%, 12/01/2013	35,000	35,611
Puerto Rico Highway & Transportation Authority (Revenue Bonds)
Insurer: NATL-RE
6.25%, 07/01/2013	100,000	100,706
Insurer: RADIAN
5.50%, 07/01/2013	45,000	45,277
Series A, Insurer: AMBAC
5.50%, 07/01/2014	125,000	129,359
Puerto Rico Municipal Finance Agency (Revenue Bonds) Series B, Insurer: AGC 5.25%, 07/01/2018	75,000	82,909
Rhode Island - 0.4%
Rhode Island Housing & Mortgage Finance Corp. (Revenue Bonds) Series A 4.20%, 04/01/2016	50,000	53,712
South Carolina - 2.2%
Greenville County School District (Revenue Bonds) Insured: ASSURED GTY 5.00%, 12/01/2025	25,000	28,165
South Carolina Jobs-Economic Development Authority (Revenue Bonds) Insurer: CIFG 5.00%, 11/01/2013	250,000	254,040

	Principal	Value
Texas - 7.3%
Brazos River Authority (Revenue Bonds) Insurer: NATL-RE 4.00%, 08/01/2015	$ 25,000	$ 25,401
City of Corpus Christi, TX Utility System Revenue (Revenue Bonds) 5.00%, 07/15/2019	60,000	72,679
City of San Antonio, TX (Revenue Bonds)
Insurer: AGM
3.50%, 07/01/2019	50,000	55,514
4.63%, 07/01/2027	50,000	55,614
County of Bexar, TX (Revenue Bonds) Insurer: AGM 5.00%, 08/15/2019	165,000	197,363
Gulf Coast Waste Disposal Authority (Revenue Bonds) Insurer: AMBAC 5.00%, 10/01/2022	50,000	50,194
Harris County Cultural Education Facilities Finance Corp. (Revenue Bonds) 4.38%, 11/15/2021	20,000	23,378
Harris County Municipal Utility District No. 391 (General Obligation Unlimited) Insurer: ASSURED GTY 5.00%, 09/01/2018	25,000	29,210
Lower Colorado River Authority (Revenue Bonds) 5.00%, 05/15/2020	35,000	42,956
Oakmont Public Utility District (General Obligation Unlimited) Insurer: AGM 4.00%, 03/01/2018	40,000	44,104
Parkway Utility District (General Obligation Unlimited) Insurer: AGM 4.00%, 03/01/2023	75,000	81,268
Tarrant County Cultural Education Facilities Finance Corp. (Revenue Bonds) Insured: ASSURED GTY 4.25%, 09/01/2017	100,000	112,202
Texas Public Finance Authority (Revenue Bonds) Insurer: AGM 4.38%, 10/15/2028	100,000	109,197
University of North Texas (Revenue Bonds) Insurer: AGM 5.50%, 04/15/2017	50,000	50,219
Utah - 0.7%
City of Riverton, UT (Revenue Bonds) 5.00%, 08/15/2018	75,000	89,649
Washington - 0.2%
Port of Seattle, WA (Revenue Bonds) 5.00%, 08/01/2018	25,000	29,874

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Enhanced Muni

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Wisconsin - 0.2%
Wisconsin Center District (Revenue Bonds) Insurer: AGM 5.25%, 12/15/2023	$ 25,000	$ 29,514

Total Municipal Government Obligations (cost $12,532,065)		12,782,746

Total Investment Securities (cost $12,532,065) (C)		12,782,746
Other Assets and Liabilities - Net		166,709

Net Assets		$ 12,949,455

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at April 30, 2013.
(B)	Floating or variable rate note. Rate is listed as of April 30, 2013.
(C)	Aggregate cost for federal income tax purposes is $12,532,065. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $253,718 and $3,037, respectively. Net unrealized appreciation for tax purposes is $250,681.

DEFINITIONS:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	AMBAC Financial Group, Inc.
ASSURED GTY	Assured Guaranty, Ltd.
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Company
FSA	Assured Guaranty Municipal Corporation (formerly Financial Security Assurance, Inc.)
ICC	Insured Custody Certificate
MBIA	National Public Finance Guarantee Corporation (formerly Municipal Bond Insurance Association)
NATL-RE	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance Inc.
XLCA	Syncora (formerly XL Capital Assurance, Inc.)

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Municipal Government Obligations	$—	$12,782,746	$—	$12,782,746
Total Investment Securities	$—	$12,782,746	$—	$12,782,746

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (E)
Due to Custodian	$—	$(456,409)	$—	$(456,409)
Total Other Liabilities	$—	$(456,409)	$—	$(456,409)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 9.0%
U.S. Treasury Inflation Indexed Bond 2.50%, 01/15/2029	$ 2,270,226	$ 3,223,367
U.S. Treasury Note
1.75%, 05/15/2022	6,280,000	6,392,355
2.00%, 11/15/2021 - 02/15/2022	7,940,000	8,281,658
2.13%, 02/29/2016	4,655,000	4,894,658
2.63%, 11/15/2020	2,565,000	2,827,913
3.50%, 05/15/2020	2,150,000	2,502,903

Total U.S. Government Obligations (cost $26,263,212)		28,122,854

U.S. GOVERNMENT AGENCY OBLIGATION - 0.1%
Freddie Mac STRIPS, IO 5.00%, 08/01/2035	3,407,501	417,127

Total U.S. Government Agency Obligation (cost $1,216,860)		417,127

FOREIGN GOVERNMENT OBLIGATIONS - 3.7%
Canada Housing Trust No. 1 3.15%, 06/15/2015 (A)	CAD 2,500,000	2,588,689
Chile Government International Bond 5.50%, 08/05/2020	CLP 994,500,000	2,234,801
Mexican Bonos
Series M
7.00%, 06/19/2014	MXN 18,000,000	1,532,598
7.25%, 12/15/2016	28,500,000	2,597,180
Philippine Government International Bond 4.95%, 01/15/2021	PHP 90,000,000	2,448,979

Total Foreign Government Obligations (cost $10,037,023)		11,402,247

MORTGAGE-BACKED SECURITIES - 7.0%
7 WTC Depositor LLC Trust Series 2012-7WTC, Class A 4.08%, 03/13/2031 - 144A	$ 649,991	684,679
American General Mortgage Loan Trust Series 2009-1, Class A6 5.75%, 09/25/2048 - 144A (A)	1,785,000	1,842,559
BCAP LLC Trust
Series 2009-RR10, Class 2A1
3.12%, 08/26/2035 - 144A (A)	532,591	524,339
Series 2009-RR14, Class 1A1
6.01%, 05/26/2037 - 144A (A)	1,005,414	1,073,439
Series 2009-RR3, Class 2A1
4.59%, 05/26/2037 - 144A (A)	43,349	43,425
Series 2009-RR6, Class 2A1
2.95%, 08/26/2035 - 144A (A)	794,233	726,436
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (A)	1,019,282	1,060,998
Countrywide Alternative Loan Trust
Series 2004-3T1, Class A3
5.00%, 05/25/2034	877,539	912,958
Series 2006-OC1, Class 2A3A
0.52%, 03/25/2036 (A)	2,892,443	1,614,865
Credit Suisse Mortgage Capital Certificates Series 2010-18R, Class 1A11 3.75%, 08/26/2035 - 144A (A)	498,362	496,525

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
2.88%, 12/26/2037 - 144A (A)	$ 314,761	$ 315,958
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	223,235	234,110
Series 2009-R7, Class 12A1
5.33%, 08/26/2036 - 144A (A)	243,237	238,925
Series 2009-R7, Class 1A1
2.53%, 02/26/2036 - 144A (A)	610,528	596,924
Series 2009-R7, Class 4A1
2.91%, 09/26/2034 - 144A (A)	460,091	446,288
Series 2009-R9, Class 1A1
2.67%, 08/26/2046 - 144A (A)	553,148	558,376
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class ASB 6.00%, 06/15/2049 (A)	908,474	990,024
JPMorgan Re-REMIC Series 2009-7, Class 8A1 5.36%, 01/27/2047 - 144A (A)	392,450	396,850
LSTAR Commercial Mortgage Trust Series 2011-1, Class A 3.91%, 06/25/2043 - 144A	517,814	535,812
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A
5.98%, 08/15/2045 - 144A (A)	1,740,000	2,005,362
Series 2010-R4, Class 3A
5.50%, 08/26/2047 - 144A	1,096,288	1,138,685
ORES NPL LLC Series 2012-LV1, Class A 4.00%, 09/25/2044 - 144A	728,329	728,438
RREF LLC Series 2013-LT2, Class A 2.83%, 05/22/2028	1,179,512	1,179,710
S2 Hospitality LLC Series 2012-LV1, Class A 4.50%, 04/15/2025 - 144A	375,268	375,179
Spirit Master Funding LLC Series 2007-1A, Class A 5.74%, 03/20/2025 - 144A	2,714,851	2,794,651
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 (A)	204,047	205,967
Series 2003-L, Class 1A2
4.51%, 11/25/2033 (A)	149,278	152,177

Total Mortgage-Backed Securities (cost $20,964,544)		21,873,659

ASSET-BACKED SECURITIES - 4.2%
Bayview Opportunity Master Fund Trust IIB, LP Series 2013-2RPL, Class A 3.72%, 03/28/2018 - 144A (B)	1,234,495	1,244,604
Countrywide Asset-Backed Certificates Series 2006-6, Class 2A3 0.48%, 09/25/2036 (A)	3,600,000	2,471,825
GSAA Trust Series 2006-1, Class A3 0.53%, 01/25/2036 (A)	2,174,172	1,547,293

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
GSAMP Trust Series 2006-HE1, Class A2D 0.51%, 01/25/2036 (A)	$ 2,270,000	$ 2,029,103
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class C1
3.22%, 10/15/2043 - 144A	518,000	522,377
Series 2013-T1, Class D1
2.49%, 01/15/2044 - 144A	850,000	852,507
HSBC Home Equity Loan Trust Series 2006-3, Class A4 0.44%, 03/20/2036 (A)	1,510,000	1,463,503
Lehman XS Trust Series 2005-8, Class 1A3 0.55%, 12/25/2035 (A)	2,588,514	1,676,956
Popular ABS Mortgage Pass-Through Trust Series 2006-A, Class A4 0.52%, 02/25/2036 (A)	1,450,375	1,372,944

Total Asset-Backed Securities (cost $10,262,231)		13,181,112

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.3%
Rhode Island Economic Development Corp. (Revenue Bonds) Insurer: AGM 6.00%, 11/01/2015 (C) (D)	1,545,000	1,607,063
State of California (General Obligation Unlimited) 7.95%, 03/01/2036	1,820,000	2,319,171

Total Municipal Government Obligations (cost $3,367,058)		3,926,234

PREFERRED CORPORATE DEBT SECURITY - 1.5%
Insurance - 1.5%
ZFS Finance USA Trust II 6.45%, 12/15/2065 - 144A (A)	4,300,000	4,644,000

Total Preferred Corporate Debt Security (cost $3,922,448)		4,644,000

CORPORATE DEBT SECURITIES - 64.1%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.13%, 01/15/2023 - 144A (E)	240,000	259,500
Airlines - 2.4%
America West Airlines Pass-Through Trust 8.06%, 01/02/2022	902,163	1,005,911
American Airlines Pass-Through Trust 4.00%, 07/15/2025 - 144A	2,305,000	2,313,644
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	1,200,055	1,278,059
7.46%, 10/01/2016	268,565	271,600
U.S. Airways Pass-Through Trust 3.95%, 05/15/2027	855,000	859,275
UAL Pass-Through Trust 10.40%, 05/01/2018	1,462,256	1,696,217
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc. 9.75%, 11/17/2015	BRL 2,200,000	1,191,403

	Principal	Value
Building Products - 1.0%
Owens Corning 4.20%, 12/15/2022	$ 2,960,000	$ 3,122,978
Capital Markets - 1.9%
Macquarie Group, Ltd. 6.25%, 01/14/2021 - 144A	1,275,000	1,448,731
Morgan Stanley
3.75%, 02/25/2023 (E)	2,000,000	2,075,688
5.75%, 01/25/2021	750,000	892,704
Prospect Capital Corp. 5.88%, 03/15/2023	1,625,000	1,630,899
Commercial Banks - 7.1%
Barclays Bank PLC 10.18%, 06/12/2021 - 144A	2,570,000	3,516,017
BBVA Bancomer SA 6.50%, 03/10/2021 - 144A (E)	1,400,000	1,596,000
CIT Group, Inc. 4.75%, 02/15/2015 - 144A (E)	570,000	599,925
FirstMerit Corp. 4.35%, 02/04/2023	865,000	908,829
Intesa Sanpaolo SpA 3.13%, 01/15/2016	1,930,000	1,929,299
M&I Marshall & Ilsley Bank 5.00%, 01/17/2017	1,550,000	1,697,903
Rabobank Nederland NV 11.00%, 06/30/2019 - 144A (A) (F)	1,695,000	2,275,537
Regions Bank 7.50%, 05/15/2018	1,660,000	2,059,261
Royal Bank of Scotland Group PLC 5.05%, 01/08/2015 (E)	1,000,000	1,041,659
UBS AG 7.63%, 08/17/2022 (E)	990,000	1,147,949
Wells Fargo & Co. 7.98%, 03/15/2018 (A) (E) (F)	2,400,000	2,781,000
Zions Bancorporation 7.75%, 09/23/2014	2,500,000	2,713,400
Commercial Services & Supplies - 0.6%
Hertz Corp. 5.88%, 10/15/2020	270,000	294,975
Steelcase, Inc. 6.38%, 02/15/2021	1,385,000	1,552,628
Construction Materials - 0.8%
Cemex Finance LLC 9.50%, 12/14/2016 - 144A	1,330,000	1,429,750
Voto-Votorantim Overseas Trading Operations NV 6.63%, 09/25/2019 - 144A	840,000	982,800
Consumer Finance - 1.2%
Ally Financial, Inc. 4.63%, 06/26/2015	600,000	632,250
SLM Corp., Series MTN 3.88%, 09/10/2015 (E)	650,000	674,650
Springleaf Finance Corp., Series MTN
6.50%, 09/15/2017	320,000	328,000
6.90%, 12/15/2017	2,070,000	2,154,094
Containers & Packaging - 0.9%
Exopack Holding Corp. 10.00%, 06/01/2018	1,280,000	1,292,800

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Containers & Packaging (continued)
Graphic Packaging International, Inc.
4.75%, 04/15/2021	$ 265,000	$ 275,600
9.50%, 06/15/2017	885,000	933,675
Sealed Air Corp. 8.13%, 09/15/2019 - 144A	195,000	223,275
Distributors - 0.7%
Glencore Funding LLC 6.00%, 04/15/2014 - 144A	2,000,000	2,088,234
Diversified Financial Services - 6.2%
Bank of America Corp. 6.50%, 08/01/2016	2,405,000	2,773,951
Citigroup, Inc. 5.95%, 01/30/2023 (A) (E) (F)	2,290,000	2,398,775
CNH Capital LLC 3.88%, 11/01/2015	340,000	351,900
Ford Motor Credit Co., LLC
3.88%, 01/15/2015	780,000	811,623
4.25%, 09/20/2022 (E)	775,000	819,522
General Electric Capital Corp. 7.13%, 06/15/2022 (A) (F)	1,300,000	1,521,825
Jefferies Group, Inc. 5.13%, 01/20/2023 (E)	810,000	878,966
JPMorgan Chase & Co. 5.15%, 05/01/2023 (A) (F)	2,090,000	2,123,962
Oaktree Capital Management, LP 6.75%, 12/02/2019 - 144A	1,950,000	2,266,304
Unison Ground Lease Funding LLC 6.39%, 04/15/2040 - 144A	2,615,000	3,026,494
Vesey Street Investment Trust I 4.40%, 09/01/2016 (A)	2,170,000	2,359,899
Diversified Telecommunication Services - 2.9%
CenturyLink, Inc. 5.80%, 03/15/2022	1,345,000	1,423,684
Frontier Communications Corp. 7.63%, 04/15/2024	1,500,000	1,563,750
GTP Towers Issuer LLC 4.44%, 02/15/2040 - 144A	2,295,000	2,397,176
Hughes Satellite Systems Corp. 6.50%, 06/15/2019	400,000	445,000
Level 3 Communications, Inc. 8.88%, 06/01/2019 - 144A (E)	180,000	198,900
Level 3 Financing, Inc. 8.13%, 07/01/2019	1,840,000	2,028,600
Wind Acquisition Finance SA
7.25%, 02/15/2018 - 144A	700,000	738,500
11.75%, 07/15/2017 - 144A	200,000	214,500
Electrical Equipment - 1.0%
Anixter, Inc. 5.95%, 03/01/2015 (E)	1,300,000	1,387,750
Polypore International, Inc. 7.50%, 11/15/2017 (E)	1,560,000	1,684,800
Energy Equipment & Services - 1.5%
Drill Rigs Holdings, Inc. 6.50%, 10/01/2017 - 144A	340,000	344,250
Enterprise Products Operating LLC 8.38%, 08/01/2066 (A)	1,150,000	1,321,062
Seadrill, Ltd. 5.63%, 09/15/2017 - 144A (E)	675,000	690,188

	Principal	Value
Energy Equipment & Services (continued)
Transocean, Inc. 6.38%, 12/15/2021	$ 935,000	$ 1,119,962
Weatherford International, Ltd. 9.63%, 03/01/2019	945,000	1,249,548
Food & Staples Retailing - 0.8%
C&S Group Enterprises LLC 8.38%, 05/01/2017 - 144A (E)	1,252,000	1,345,900
Ingles Markets, Inc. 8.88%, 05/15/2017	1,140,000	1,195,575
Stater Bros Holdings, Inc. 7.38%, 11/15/2018	65,000	69,712
Food Products - 1.1%
Arcor SAIC 7.25%, 11/09/2017 - 144A	1,285,000	1,365,312
Michael Foods Group, Inc. 9.75%, 07/15/2018	1,200,000	1,345,500
Post Holdings, Inc. 7.38%, 02/15/2022 (E)	618,000	685,980
Health Care Equipment & Supplies - 0.6%
Hologic, Inc. 6.25%, 08/01/2020	590,000	637,200
Mallinckrodt International Finance SA 3.50%, 04/15/2018 - 144A (E)	1,320,000	1,338,698
Health Care Providers & Services - 0.8%
CHS/Community Health Systems, Inc. 7.13%, 07/15/2020 (E)	1,000,000	1,117,500
Express Scripts Holding Co. 4.75%, 11/15/2021	1,220,000	1,409,974
Hotels, Restaurants & Leisure - 2.0%
CityCenter Holdings LLC / CityCenter Finance Corp. 10.75%, 01/15/2017 (E) (G)	1,500,000	1,659,375
GWR Operating Partnership LLP 10.88%, 04/01/2017	1,500,000	1,695,000
WMG Acquisition Corp. 6.00%, 01/15/2021 - 144A	1,348,000	1,442,360
Wyndham Worldwide Corp. 2.50%, 03/01/2018	1,400,000	1,411,369
Household Durables - 1.0%
Beazer Homes USA, Inc. 6.63%, 04/15/2018	1,340,000	1,460,600
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 - 144A	635,000	683,419
Meritage Homes Corp. 4.50%, 03/01/2018 - 144A	975,000	979,875
Household Products - 0.4%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/2020 (E)	1,360,000	1,424,600
Independent Power Producers & Energy Traders - 0.7%
NRG Energy, Inc.
7.63%, 05/15/2019 (E)	640,000	694,400
7.88%, 05/15/2021	1,280,000	1,449,600
Insurance - 6.1%
American Financial Group, Inc. 9.88%, 06/15/2019	1,100,000	1,498,443
Chubb Corp. 6.38%, 03/29/2067 (A) (E)	1,500,000	1,668,750

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Insurance (continued)
Fidelity National Financial, Inc. 6.60%, 05/15/2017	$ 2,580,000	$ 2,937,908
Hanover Insurance Group, Inc. 6.38%, 06/15/2021	1,515,000	1,765,061
ING US, Inc. 5.50%, 07/15/2022 - 144A	955,000	1,085,959
Liberty Mutual Group, Inc. 4.95%, 05/01/2022 - 144A	820,000	912,741
Oil Insurance, Ltd. 3.27%, 06/03/2013 - 144A (A) (F)	1,245,000	1,129,467
Reinsurance Group of America, Inc. 6.75%, 12/15/2065 (A) (E)	2,760,000	2,808,300
Sompo Japan Insurance, Inc. 5.33%, 03/28/2073 - 144A (A)	2,375,000	2,467,031
Stone Street Trust 5.90%, 12/15/2015 - 144A	2,450,000	2,659,306
IT Services - 0.7%
Cardtronics, Inc. 8.25%, 09/01/2018	1,890,000	2,071,913
Marine - 0.6%
Martin Midstream Partners LP / Martin Midstream Finance Corp. 8.88%, 04/01/2018	1,663,000	1,779,410
Media - 1.7%
CCO Holdings LLC / CCO Holdings Capital Corp. 5.75%, 01/15/2024 (H)	1,500,000	1,561,875
Clear Channel Worldwide Holdings, Inc. 7.63%, 03/15/2020	1,305,000	1,404,537
Lions Gate Entertainment, Inc. 10.25%, 11/01/2016 - 144A	1,010,000	1,099,638
Nara Cable Funding, Ltd. 8.88%, 12/01/2018 - 144A	1,100,000	1,177,000
Metals & Mining - 1.6%
Anglo American Capital PLC 9.38%, 04/08/2019 - 144A	890,000	1,185,944
ArcelorMittal 6.75%, 02/25/2022 (E)	1,965,000	2,155,351
FMG Resources August 2006 Pty, Ltd. 7.00%, 11/01/2015 - 144A	160,000	167,600
Rio Tinto Finance USA, Ltd. 9.00%, 05/01/2019	1,000,000	1,383,466
Multi-Utilities - 0.7%
Black Hills Corp.
5.88%, 07/15/2020	1,200,000	1,407,011
9.00%, 05/15/2014	690,000	743,186
Oil, Gas & Consumable Fuels - 4.8%
Chesapeake Energy Corp. 6.50%, 08/15/2017 (E)	1,325,000	1,484,000
Energy Transfer Equity, LP 7.50%, 10/15/2020 (E)	320,000	374,400
Gazprom OAO Via GAZ Capital SA 8.13%, 07/31/2014 - 144A	1,560,000	1,690,260
Linn Energy LLC / Linn Energy Finance Corp. 6.25%, 11/01/2019 - 144A (E)	1,305,000	1,363,725
Lukoil International Finance BV
3.42%, 04/24/2018 - 144A	1,050,000	1,068,900
6.38%, 11/05/2014 - 144A	1,180,000	1,267,438

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Petrobras International Finance Co. 5.38%, 01/27/2021	$ 1,040,000	$ 1,148,438
Petrohawk Energy Corp. 7.25%, 08/15/2018	1,050,000	1,162,087
Petroleum Co., of Trinidad & Tobago, Ltd. 9.75%, 08/14/2019 - 144A	876,000	1,121,280
Ras Laffan Liquefied Natural Gas Co., Ltd. III 6.75%, 09/30/2019 - 144A	1,545,000	1,927,387
Rosneft Oil Co. via Rosneft International Finance, Ltd. 3.15%, 03/06/2017 - 144A	970,000	979,652
TNK-BP Finance SA 6.25%, 02/02/2015 - 144A	1,250,000	1,337,750
Paper & Forest Products - 1.0%
Ainsworth Lumber Co., Ltd. 7.50%, 12/15/2017 - 144A (E)	650,000	708,500
Boise Cascade LLC/Boise Cascade Finance Corp. 6.38%, 11/01/2020 - 144A	1,020,000	1,091,400
Fibria Overseas Finance, Ltd. 6.75%, 03/03/2021 - 144A (E)	1,245,000	1,389,731
Personal Products - 0.1%
Revlon Consumer Products Corp. 5.75%, 02/15/2021 - 144A (E)	460,000	473,800
Pharmaceuticals - 0.2%
Watson Pharmaceuticals, Inc. 3.25%, 10/01/2022 (E)	715,000	712,401
Professional Services - 0.4%
Block Financial LLC 5.13%, 10/30/2014 (E)	1,300,000	1,368,050
Real Estate Investment Trusts - 1.8%
EPR Properties 7.75%, 07/15/2020	2,335,000	2,832,451
Kilroy Realty, LP 6.63%, 06/01/2020 (E)	2,440,000	2,974,970
Real Estate Management & Development - 0.5%
Algeco Scotsman Global Finance PLC 8.50%, 10/15/2018 - 144A (E)	1,370,000	1,479,600
Road & Rail - 1.1%
Aviation Capital Group Corp.
4.63%, 01/31/2018 - 144A	960,000	1,001,382
7.13%, 10/15/2020 - 144A	2,200,000	2,527,604
Software - 0.4%
First Data Corp.
6.75%, 11/01/2020 - 144A	650,000	697,125
7.38%, 06/15/2019 - 144A	630,000	685,125
Specialty Retail - 0.7%
Claire’s Stores, Inc. 9.00%, 03/15/2019 - 144A	815,000	934,194
Michaels Stores, Inc. 11.38%, 11/01/2016 (E)	1,196,000	1,252,822
Textiles, Apparel & Luxury Goods - 0.2%
Jones Group, Inc. / Apparel Group Hold / Apparel Group USA / Footwear Acc Retail 6.88%, 03/15/2019	510,000	552,075
Tobacco - 0.5%
Lorillard Tobacco Co. 8.13%, 06/23/2019 (E)	1,235,000	1,581,171

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Trading Companies & Distributors - 1.1%
International Lease Finance Corp.
6.25%, 05/15/2019	$ 1,310,000	$ 1,468,837
6.75%, 09/01/2016 - 144A	1,850,000	2,104,375
Wireless Telecommunication Services - 3.8%
Crown Castle Towers LLC
4.88%, 08/15/2020 - 144A	1,550,000	1,788,905
6.11%, 01/15/2020 - 144A	1,650,000	2,027,559
MetroPCS Wireless, Inc. 6.63%, 04/01/2023 - 144A (E)	991,000	1,065,325
SBA Tower Trust 5.10%, 04/17/2017 - 144A	2,365,000	2,642,218
Sprint Nextel Corp. 8.38%, 08/15/2017 (E)	1,300,000	1,514,500
WCP Wireless Site Funding / WCP Wireless Site RE Funding / WCP Wireless Site NON 6.83%, 11/15/2015 - 144A	2,570,000	2,764,223

Total Corporate Debt Securities (cost $182,684,951)		200,362,516

CONVERTIBLE BONDS - 1.0%
Automobiles - 0.4%
Ford Motor Co. Series 2012-D, Class A3 4.25%, 11/15/2016	730,000	1,201,762
Energy Equipment & Services - 0.6%
NuStar Logistics, LP 8.15%, 04/15/2018	1,775,000	2,036,012

Total Convertible Bonds (cost $2,752,253)		3,237,774

LOAN ASSIGNMENTS - 0.6%
Communications Equipment - 0.5%
Sorenson Communications, Inc. — , 10/31/2014 (C) (D) (I)	1,500,000	1,521,563
Food & Staples Retailing - 0.1%
Albertsons LLC 5.75%, 03/21/2016 (A) (C) (D)	500,000	505,469

Total Loan Assignments (cost $1,997,500)		2,027,032

	Shares	Value
PREFERRED STOCKS - 1.6%
Commercial Banks - 0.3%
CoBank ACB 144A, 6.25% (A)	9,770	$ 1,028,292
Consumer Finance - 0.6%
Ally Financial, Inc. - Series A, 8.50% (A)	75,200	2,013,104
Diversified Telecommunication Services - 0.7%
Centaur Funding Corp. - Series A, Class A 144A, 9.08%	1,661	2,091,039

Total Preferred Stocks (cost $5,009,824)		5,132,435

COMMON STOCKS - 0.9%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc. (E)	51,000	2,749,410

Total Common Stocks (cost $1,597,183)		2,749,410

WARRANT - 0.6%
Commercial Banks - 0.6%
Wells Fargo & Co. (J) Expiration: 10/28/2018 Exercise Price: $34.01	148,210	1,774,074

Total Warrant (cost $1,141,217)		1,774,074

SECURITIES LENDING COLLATERAL - 10.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (K)	33,724,272	33,724,272

Total Securities Lending Collateral (cost $33,724,272)		33,724,272

	Principal	Value
REPURCHASE AGREEMENT - 5.8%
State Street Bank & Trust Co. 0.03% (K), dated 04/30/2013, to be repurchased at $18,038,530 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $18,402,071.	$ 18,038,515	18,038,515

Total Repurchase Agreement (cost $18,038,515)		18,038,515

Total Investment Securities (cost $322,979,091) (L)		350,613,261
Other Assets and Liabilities - Net		(38,230,896)

Net Assets		$ 312,382,365

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of April 30, 2013.
(B)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of April 30, 2013. Maturity date disclosed is the ultimate maturity date.
(C)	Illiquid. Total aggregate market value of illiquid securities is $3,634,095, or 1.16% of the fund’s net assets.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted security. At April 30, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Municipal Government Obligations	Rhode Island Economic Development Corp. - Insurer: AGM	10/25/2010	$1,545,000	$1,607,063	0.51%

Loan Assignments	Sorenson Communications, Inc.	3/13/2013	1,500,000	1,521,563	0.49

Loan Assignments	Albertsons LLC	2/26/2013	497,500	505,469	0.16

			$3,542,500	$3,634,095	1.16%

(E)	All or a portion of this security is on loan. The value of all securities on loan is $33,030,179. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	The security has a perpetual maturity. The date shown is the next call date.
(G)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(H)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(I)	All or portion of this security represents unsettled loan commitment at April 30, 2013 where the rate will be determined at time of settlement.
(J)	Non-income producing security.
(K)	Rate shown reflects the yield at April 30, 2013.
(L)	Aggregate cost for federal income tax purposes is $322,979,091. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $28,792,330 and $1,158,160, respectively. Net unrealized appreciation for tax purposes is $27,634,170.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, these securities aggregated $106,988,210 or 34.25% of the fund’s net assets.
AGM	Assured Guaranty Municipal Corporation
IO	Interest Only
MTN	Medium Term Note
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
MXN	Mexican Peso
PHP	Philippine Peso

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY: (M)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$28,122,854	$—	$28,122,854
U.S. Government Agency Obligation	—	417,127	—	417,127
Foreign Government Obligations	—	11,402,247	—	11,402,247
Mortgage-Backed Securities	—	21,873,659	—	21,873,659
Asset-Backed Securities	—	13,181,112	—	13,181,112
Municipal Government Obligations	—	3,926,234	—	3,926,234
Preferred Corporate Debt Security	—	4,644,000	—	4,644,000
Corporate Debt Securities	—	200,362,516	—	200,362,516
Convertible Bonds	—	3,237,774	—	3,237,774
Loan Assignments	—	2,027,032	—	2,027,032
Preferred Stocks	5,132,435	—	—	5,132,435
Common Stocks	2,749,410	—	—	2,749,410
Warrant	1,774,074	—	—	1,774,074
Securities Lending Collateral	33,724,272	—	—	33,724,272
Repurchase Agreement	—	18,038,515	—	18,038,515
Total Investment Securities	$43,380,191	$307,233,070	$—	$350,613,261

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (N)
Collateral for Securities on Loan	$—	$(33,724,272)	$—	$(33,724,272)
Total Other Liabilities	$—	$(33,724,272)	$—	$(33,724,272)

(M)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(N)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%
Automobiles - 0.0%
Better Place (A) (B) (C) (D)	666,891	$ —
Internet Software & Services - 0.1%
Dropbox, Inc. (A) (B) (C) (D)	34,602	327,335

Total Convertible Preferred Stocks (cost $1,980,343)		327,335

PREFERRED STOCKS - 0.2%
Automobiles - 0.0%
Better Place - Series C (A) (B) (C) (D)	581,653	—
Internet Software & Services - 0.0% (E)
Peixe Urbano, Inc. (A) (B) (C) (D)	50,890	99,235
Software - 0.2%
Palantir Technologies, Inc. - Series G (A) (B) (C) (D)	355,382	1,087,469

Total Preferred Stocks (cost $5,403,518)		1,186,704

COMMON STOCKS - 93.1%
Automobiles - 1.5%
Tesla Motors, Inc. (D) (F)	178,497	9,637,053
Beverages - 1.6%
Monster Beverage Corp. (D)	188,348	10,622,827
Biotechnology - 0.9%
Ironwood Pharmaceuticals, Inc. - Class A (D) (F)	398,285	6,057,915
Capital Markets - 0.7%
Greenhill & Co., Inc. (F)	94,965	4,386,433
Chemicals - 2.4%
Rockwood Holdings, Inc.	245,479	15,929,132
Commercial Services & Supplies - 7.6%
Covanta Holding Corp.	501,274	10,025,480
Edenred	722,134	24,041,652
Stericycle, Inc. (D) (F)	152,905	16,562,670
Communications Equipment - 3.3%
Motorola Solutions, Inc.	388,828	22,240,962
Construction Materials - 2.3%
Martin Marietta Materials, Inc.	152,850	15,436,322
Diversified Consumer Services - 1.6%
New Oriental Education & Technology Group - ADR	389,244	7,446,238
Weight Watchers International, Inc. - Class A	68,360	2,882,741
Diversified Financial Services - 5.8%
IntercontinentalExchange, Inc. (D)	64,003	10,428,009
McGraw-Hill Cos., Inc.	217,764	11,783,210
MSCI, Inc. - Class A (D)	477,436	16,280,567
Electric Utilities - 2.3%
Brookfield Infrastructure Partners, LP	395,148	15,272,470
Electrical Equipment - 2.7%
First Solar, Inc. (D) (F)	250,049	11,642,282
Sensata Technologies Holding NV (D)	190,685	6,378,413
Electronic Equipment & Instruments - 0.9%
Trimble Navigation, Ltd. (D)	207,695	5,969,154
Food Products - 3.6%
DE Master Blenders 1753 NV (D)	399,995	6,342,354
McCormick & Co., Inc. (F)	91,803	6,604,308
Mead Johnson Nutrition Co. - Class A	132,985	10,783,754
Health Care Equipment & Supplies - 2.0%
Intuitive Surgical, Inc. (D)	26,321	12,957,565

	Shares	Value
Health Care Providers & Services - 1.5%
Qualicorp SA (D)	1,018,360	$ 9,925,288
Health Care Technology - 2.4%
athenahealth, Inc. (D) (F)	165,516	15,932,570
Hotels, Restaurants & Leisure - 3.8%
Dunkin’ Brands Group, Inc.	259,749	10,080,859
Panera Bread Co. - Class A (D) (F)	48,702	8,631,456
Wyndham Worldwide Corp.	106,279	6,385,242
Insurance - 4.3%
Arch Capital Group, Ltd. (D) (F)	242,731	12,879,307
Progressive Corp.	626,701	15,849,268
Internet & Catalog Retail - 2.3%
Groupon, Inc. - Class A (D) (F)	1,415,236	8,632,940
TripAdvisor, Inc. (D) (F)	126,037	6,627,025
Internet Software & Services - 11.7%
Akamai Technologies, Inc. (D) (F)	424,831	18,654,329
Dropbox, Inc. (A) (B) (C) (D)	327,298	3,096,239
LinkedIn Corp. - Class A (D)	86,546	16,624,621
MercadoLibre, Inc. (F)	80,714	8,119,021
Qihoo 360 Technology Co., Ltd. - ADR (D) (F)	152,755	5,239,497
SINA Corp. (D)	56,167	3,163,326
Yandex NV - Class A (D)	570,665	14,688,917
Youku Tudou, Inc. - ADR (D) (F)	390,612	7,913,799
IT Services - 2.7%
Gartner, Inc. (D)	315,283	18,239,122
Life Sciences Tools & Services - 3.6%
Illumina, Inc. (D) (F)	364,659	23,589,791
Machinery - 0.5%
3D Systems Corp. (D) (F)	94,630	3,618,651
Media - 0.6%
Aimia, Inc.	270,503	4,269,192
Multiline Retail - 2.4%
Dollar Tree, Inc. (D)	332,366	15,807,327
Oil, Gas & Consumable Fuels - 2.2%
Range Resources Corp.	199,595	14,674,224
Professional Services - 6.5%
IHS, Inc. - Class A (D)	149,709	14,586,148
Intertek Group PLC	183,248	9,416,164
Verisk Analytics, Inc. - Class A (D)	309,388	18,962,390
Software - 8.5%
Salesforce.com, Inc. (D)	393,932	16,194,545
ServiceNow, Inc. (D)	94,630	3,876,045
Solera Holdings, Inc.	381,269	21,953,469
Splunk, Inc. (D)	95,494	3,896,155
Workday, Inc. - Class A (D)	104,805	6,566,033
Zynga, Inc. - Class A (D) (F)	1,322,135	4,217,611
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc. - Class A	98,497	5,797,533

Total Common Stocks (cost $505,694,671)		617,819,615

SECURITIES LENDING COLLATERAL - 16.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (G)	110,425,615	110,425,615

Total Securities Lending Collateral (cost $110,425,615)		110,425,615

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 6.2%
State Street Bank & Trust Co. 0.03% (G), dated 04/30/2013, to be repurchased at $40,812,614 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/01/2032, and with a value of $41,630,567.	$40,812,580	$40,812,580

Total Repurchase Agreement (cost $40,812,580)		40,812,580

Total Investment Securities (cost $664,316,727) (H)		770,571,849
Other Assets and Liabilities - Net		(107,147,213)

Net Assets		$663,424,636

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $4,610,278, or 0.69% of the fund’s net assets.
(B)	Illiquid. Total aggregate market value of illiquid securities is $4,610,278, or 0.69% of the fund’s net assets.
(C)	Restricted security. At April 30, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Convertible Preferred Stocks	Better Place	01/25/2010	$1,667,226	$—	0.00%

Convertible Preferred Stocks	Dropbox, Inc.	05/25/2012	313,117	327,335	0.05

Preferred Stocks	Better Place - Series C	11/11/2011	2,640,705	—	0.00

Preferred Stocks	Peixe Urbano, Inc.	12/02/2011	1,675,344	99,235	0.01

Preferred Stocks	Palantir Technologies, Inc. - Series G	07/19/2012	1,087,469	1,087,469	0.16

Common Stocks	Dropbox, Inc.	05/01/2012	2,961,752	3,096,239	0.47

			$10,345,613	$4,610,278	0.69%

(D)	Non-income producing security.
(E)	Percentage rounds to less than 0.1%.
(F)	All or a portion of this security is on loan. The value of all securities on loan is $107,635,055. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Rate shown reflects yield at April 30, 2013.
(H)	Aggregate cost for federal income tax purposes is $664,316,727. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $145,604,377 and $39,349,255, respectively. Net unrealized appreciation for tax purposes is $106,255,122.

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY: (l)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Convertible Preferred Stocks
Automobiles	$—	$—	$0	$0
Internet Software & Services	—	—	327,335	327,335
Preferred Stocks
Automobiles	—	—	0	0
Internet Software & Services	—	—	99,235	99,235
Software	—	—	1,087,469	1,087,469
Common Stocks
Automobiles	9,637,053	—	—	9,637,053
Beverages	10,622,827	—	—	10,622,827
Biotechnology	6,057,915	—	—	6,057,915
Capital Markets	4,386,433	—	—	4,386,433
Chemicals	15,929,132	—	—	15,929,132
Commercial Services & Supplies	26,588,150	24,041,652	—	50,629,802
Communications Equipment	22,240,962	—	—	22,240,962
Construction Materials	15,436,322	—	—	15,436,322
Diversified Consumer Services	10,328,979	—	—	10,328,979
Diversified Financial Services	38,491,786	—	—	38,491,786
Electric Utilities	15,272,470	—	—	15,272,470
Electrical Equipment	18,020,695	—	—	18,020,695
Electronic Equipment & Instruments	5,969,154	—	—	5,969,154
Food Products	17,388,062	6,342,354	—	23,730,416
Health Care Equipment & Supplies	12,957,565	—	—	12,957,565
Health Care Providers & Services	9,925,288	—	—	9,925,288
Health Care Technology	15,932,570	—	—	15,932,570
Hotels, Restaurants & Leisure	25,097,557	—	—	25,097,557
Insurance	28,728,575	—	—	28,728,575
Internet & Catalog Retail	15,259,965	—	—	15,259,965
Internet Software & Services	74,403,510	—	3,096,239	77,499,749
IT Services	18,239,122	—	—	18,239,122
Life Sciences Tools & Services	23,589,791	—	—	23,589,791
Machinery	3,618,651	—	—	3,618,651
Media	4,269,192	—	—	4,269,192
Multiline Retail	15,807,327	—	—	15,807,327
Oil, Gas & Consumable Fuels	14,674,224	—	—	14,674,224
Professional Services	33,548,538	9,416,164	—	42,964,702
Software	56,703,858	—	—	56,703,858
Textiles, Apparel & Luxury Goods	5,797,533	—	—	5,797,533
Securities Lending Collateral	110,425,615	—	—	110,425,615
Repurchase Agreement	—	40,812,580	—	40,812,580
Total Investment Securities	$685,348,821	$80,612,750	$4,610,278	$770,571,849

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (J)
Collateral for Securities on Loan	$—	$(110,425,615)	$—	$(110,425,615)
Total Other Liabilities	$—	$(110,425,615)	$—	$(110,425,615)

(l)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

(J)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales (K)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (L)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2013 (M)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2013 (L)
Common Stocks	$2,961,752	$—	$—	$—	$—	$134,487	$—	$—	$3,096,239	$134,487
Convertible Preferred Stocks	379,806	—	—	—	—	(52,471)	—	—	327,335	(52,471)
Preferred Stocks	4,586,348	—	(937,005)	—	—	(2,462,639)	—	—	1,186,704	(315,160)
Total	$7,927,906	$—	$(937,005)	$—	$—	$(2,380,623)	$—	$—	$4,610,278	$(233,144)

(K)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(L)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(M)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Principal	Value
PREFERRED CORPORATE DEBT SECURITY - 0.9%
Commercial Banks - 0.9%
Goldman Sachs Capital II 4.00%, 06/01/2043 (A) (B)	$ 8,225,000	$ 7,015,925

Total Preferred Corporate Debt Security (cost $5,830,614)		7,015,925

CORPORATE DEBT SECURITIES - 88.9%
Aerospace & Defense - 1.2%
Bombardier, Inc.
6.13%, 01/15/2023 - 144A (A)	630,000	681,187
7.50%, 03/15/2018 - 144A	450,000	519,188
7.75%, 03/15/2020 - 144A	1,300,000	1,540,500
Spirit Aerosystems, Inc.
6.75%, 12/15/2020	920,000	991,300
7.50%, 10/01/2017	1,945,000	2,061,700
Triumph Group, Inc. 8.63%, 07/15/2018 (A)	2,965,000	3,291,150
Airlines - 1.9%
American Airlines Pass-Through Trust 5.63%, 01/15/2021 - 144A	1,150,000	1,171,562
Continental Airlines Pass-Through Certificates 6.13%, 04/29/2018 (A)	1,340,000	1,366,800
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	1,080,000	1,134,108
6.90%, 10/19/2023	3,143,491	3,347,818
Delta Air Lines, Inc., Pass-Through Trust
6.38%, 07/02/2017	1,180,000	1,230,150
6.75%, 05/23/2017	1,325,000	1,394,562
U.S. Airways Pass-Through Trust
5.38%, 05/15/2023	507,000	516,532
6.25%, 10/22/2024	1,741,767	1,955,134
6.75%, 12/03/2022	150,000	160,500
9.13%, 10/01/2015	1,841,602	1,998,138
Auto Components - 0.4%
Affinia Group, Inc. 7.75%, 05/01/2021 - 144A	190,000	195,463
Goodyear Tire & Rubber Co. 6.50%, 03/01/2021 (A)	2,481,000	2,595,746
Automobiles - 0.8%
Chrysler Group LLC / CG Co.-Issuer, Inc.
8.00%, 06/15/2019 (A)	2,518,000	2,820,160
8.25%, 06/15/2021 (A)	820,000	940,950
Jaguar Land Rover Automotive PLC
7.75%, 05/15/2018 - 144A	650,000	718,250
8.13%, 05/15/2021 - 144A (A)	1,660,000	1,900,700
Beverages - 1.9%
Constellation Brands, Inc.
3.75%, 05/01/2021	800,000	800,000
4.25%, 05/01/2023	1,750,000	1,750,000
7.25%, 09/01/2016 - 05/15/2017 (A)	5,700,000	6,570,750
Cott Beverages, Inc.
8.13%, 09/01/2018	2,520,000	2,765,700
8.38%, 11/15/2017	2,455,000	2,626,850
Building Products - 2.2%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017 - 144A	407,000	439,051
9.13%, 11/01/2017 (A)	4,661,000	5,028,054

	Principal	Value
Building Products (continued)
Euramax International, Inc. 9.50%, 04/01/2016 (A)	$ 4,404,000	$ 4,326,930
Ply Gem Industries, Inc.
8.25%, 02/15/2018	4,822,000	5,280,090
9.38%, 04/15/2017	1,330,000	1,467,987
Chemicals - 1.7%
Hexion US Finance Corp. 6.63%, 04/15/2020 - 144A	1,930,000	2,012,025
Huntsman International LLC 8.63%, 03/15/2020 - 03/15/2021	3,390,000	3,870,500
Momentive Performance Materials, Inc. 8.88%, 10/15/2020	3,850,000	4,196,500
NOVA Chemicals Corp. 8.63%, 11/01/2019	2,650,000	2,997,812
Commercial Banks - 0.7%
CIT Group, Inc.
4.25%, 08/15/2017	1,500,000	1,590,000
5.00%, 05/15/2017	450,000	490,500
5.25%, 03/15/2018	583,000	644,215
Royal Bank of Scotland Group PLC 6.13%, 12/15/2022 (A)	2,650,000	2,851,108
UBS AG (Escrow Shares) 5.75%, 08/15/2017	4,970,000	192,588
Commercial Services & Supplies - 2.4%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 8.25%, 01/15/2019	1,010,000	1,122,362
Ceridian Corp.
8.88%, 07/15/2019 - 144A	5,251,000	6,163,361
11.25%, 11/15/2015	2,756,000	2,855,905
12.25%, 11/15/2015 (C)	160,125	166,130
Hertz Corp.
5.88%, 10/15/2020	663,000	724,328
6.75%, 04/15/2019 (A)	2,110,000	2,336,825
7.50%, 10/15/2018	900,000	995,625
United Rentals North America, Inc.
6.13%, 06/15/2023	700,000	754,250
7.38%, 05/15/2020 (A)	1,884,000	2,133,630
8.25%, 02/01/2021	850,000	969,000
Computers & Peripherals - 0.4%
Seagate HDD Cayman 6.88%, 05/01/2020	3,010,000	3,269,613
Construction & Engineering - 1.0%
Ashton Woods USA LLC / Ashton Woods Finance Co. 6.88%, 02/15/2021 - 144A	1,449,000	1,499,715
K Hovnanian Enterprises, Inc.
7.25%, 10/15/2020 - 144A	1,240,000	1,385,700
7.50%, 05/15/2016	85,000	89,994
8.63%, 01/15/2017	1,146,000	1,226,220
9.13%, 11/15/2020 - 144A	2,811,000	3,190,485
Consumer Finance - 2.7%
Ally Financial, Inc.
4.63%, 06/26/2015 (A)	1,390,000	1,464,713
5.50%, 02/15/2017 (A)	1,928,000	2,101,375
6.75%, 12/01/2014	2,350,000	2,523,313
Springleaf Finance Corp., Series MTN
5.40%, 12/01/2015 (A)	1,040,000	1,085,500
6.50%, 09/15/2017	150,000	153,750
6.90%, 12/15/2017	12,765,000	13,283,578

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Containers & Packaging - 2.2%
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 4.88%, 11/15/2022 - 144A (A)	$ 405,000	$ 414,112
Graphic Packaging International, Inc.
4.75%, 04/15/2021	680,000	707,200
7.88%, 10/01/2018 (A)	3,150,000	3,496,500
9.50%, 06/15/2017	1,300,000	1,371,500
Packaging Dynamics Corp. 8.75%, 02/01/2016 - 144A	3,110,000	3,257,725
Sealed Air Corp.
5.25%, 04/01/2023 - 144A	1,100,000	1,138,500
8.13%, 09/15/2019 - 144A (A)	2,340,000	2,679,300
8.38%, 09/15/2021 - 144A	925,000	1,082,250
Tekni-Plex, Inc. 9.75%, 06/01/2019 - 144A	2,252,000	2,499,720
Diversified Consumer Services - 0.5%
Service Corp., International
6.75%, 04/01/2015 - 04/01/2016	860,000	946,650
7.00%, 06/15/2017 (A)	1,240,000	1,426,000
7.00%, 05/15/2019	1,560,000	1,706,250
Diversified Financial Services - 3.5%
Bank of America Corp. 8.00%, 01/30/2018 (A) (B) (D)	3,793,000	4,308,943
Citigroup, Inc.
5.90%, 02/15/2023 (A) (B) (D)	4,757,000	4,966,712
5.95%, 01/30/2023 (A) (B) (D)	3,450,000	3,613,875
General Motors Corp. (Escrow Shares) 7.20%, 01/15/2049 (E)	2,825,000	—
General Motors Financial Co., Inc. 4.75%, 08/15/2017 - 144A (A)	1,884,000	1,987,620
JPMorgan Chase & Co.
5.15%, 05/01/2023 (A) (B) (D)	3,912,000	3,975,570
7.90%, 04/30/2018 (B) (D)	3,650,000	4,251,002
Nuveen Investments, Inc.
9.13%, 10/15/2017 - 144A	985,000	1,051,487
9.50%, 10/15/2020 - 144A	2,880,000	3,103,200
Diversified Telecommunication Services - 7.9%
CenturyLink, Inc.
5.63%, 04/01/2020	1,775,000	1,895,070
7.65%, 03/15/2042 (A)	5,782,000	5,955,460
Cincinnati Bell, Inc. 8.38%, 10/15/2020 (A)	2,944,000	3,157,440
Frontier Communications Corp.
7.63%, 04/15/2024	936,000	975,780
9.00%, 08/15/2031	9,012,000	9,395,010
Hughes Satellite Systems Corp. 6.50%, 06/15/2019 (A)	3,028,000	3,368,650
Intelsat Jackson Holdings SA 8.50%, 11/01/2019	1,320,000	1,485,000
Koninklijke KPN NV 7.00%, 03/28/2073 - 144A (A) (B)	850,000	850,615
Level 3 Communications, Inc. 8.88%, 06/01/2019 - 144A (A) (F) (G)	300,000	331,500
Level 3 Financing, Inc. 8.13%, 07/01/2019	5,490,000	6,052,725
Lynx II Corp. 6.38%, 04/15/2023 - 144A (A)	1,575,000	1,704,938
Sprint Capital Corp. 8.75%, 03/15/2032	5,558,000	6,572,335

	Principal	Value
Diversified Telecommunication Services (continued)
Wind Acquisition Finance SA
7.25%, 02/15/2018 - 144A	$ 3,485,000	$ 3,676,675
11.75%, 07/15/2017 - 144A	500,000	536,250
Windstream Corp.
7.00%, 03/15/2019	6,947,000	7,111,991
7.50%, 04/01/2023	3,334,000	3,634,060
7.75%, 10/15/2020 (A)	441,000	483,998
8.13%, 08/01/2013	3,000,000	3,046,500
Electric Utilities - 2.4%
Elwood Energy LLC 8.16%, 07/05/2026	4,376,418	4,556,946
Homer City Generation, LP
8.14%, 10/01/2019 (C)	2,995,391	3,145,161
8.73%, 10/01/2026 (C)	5,109,595	5,390,623
LSP Energy, LP (Escrow Shares)
7.16%, 01/15/2014 (E)	7,150,000	50
8.16%, 07/15/2025 (E)	750,000	505
Red Oak Power LLC 9.20%, 11/30/2029	4,740,000	5,332,500
Electrical Equipment - 0.3%
Belden, Inc. 5.50%, 09/01/2022 - 144A	2,000,000	2,060,000
Energy Equipment & Services - 3.0%
Drill Rigs Holdings, Inc. 6.50%, 10/01/2017 - 144A	1,695,000	1,716,187
El Paso LLC 7.25%, 06/01/2018	7,206,000	8,424,398
Kinder Morgan Finance Co. LLC 5.70%, 01/05/2016	81,000	88,519
Regency Energy Partners, LP / Regency Energy Finance Corp.
4.50%, 11/01/2023 - 144A	256,000	264,960
6.88%, 12/01/2018 (A)	5,711,000	6,239,267
Stallion Oilfield Holdings, Ltd. 10.50%, 02/15/2015 (A)	5,655,000	5,966,025
Food & Staples Retailing - 0.9%
Rite Aid Corp.
7.50%, 03/01/2017 (A)	2,600,000	2,678,000
7.70%, 02/15/2027	2,355,000	2,460,975
10.25%, 10/15/2019	1,875,000	2,160,938
Food Products - 0.6%
ARAMARK Corp. 5.75%, 03/15/2020 - 144A (A)	1,705,000	1,785,988
Harmony Foods Corp. 10.00%, 05/01/2016 - 144A	514,000	556,405
Post Holdings, Inc. 7.38%, 02/15/2022	1,920,000	2,131,200
Gas Utilities - 0.1%
Star Gas Partners, LP / Star Gas Finance Co. 8.88%, 12/01/2017 (A)	1,046,000	1,082,610
Health Care Equipment & Supplies - 1.4%
Accellent, Inc. 10.00%, 11/01/2017 (A)	1,159,000	1,103,948
Biomet, Inc. 6.50%, 08/01/2020 - 144A (A)	3,253,000	3,545,770
Hologic, Inc. 6.25%, 08/01/2020	2,811,000	3,035,880
Mallinckrodt International Finance SA
3.50%, 04/15/2018 - 144A	635,000	643,995
4.75%, 04/15/2023 - 144A	2,542,000	2,618,153

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Health Care Providers & Services - 5.6%
CHS/Community Health Systems, Inc.
7.13%, 07/15/2020	$ 2,490,000	$ 2,782,575
8.00%, 11/15/2019	8,326,000	9,439,602
DaVita HealthCare Partners, Inc. 6.38%, 11/01/2018 (A)	4,500,000	4,809,375
Fresenius Medical Care U.S. Finance II, Inc.
5.63%, 07/31/2019 - 144A	2,525,000	2,821,688
5.88%, 01/31/2022 - 144A	700,000	801,500
HCA Holdings, Inc.
6.25%, 02/15/2021 (A)	2,064,000	2,260,080
7.75%, 05/15/2021 (A)	2,888,000	3,274,270
HCA, Inc.
6.50%, 02/15/2020 (A)	1,300,000	1,501,500
7.50%, 02/15/2022 (A)	3,074,000	3,673,430
7.88%, 02/15/2020	2,750,000	3,049,063
HealthSouth Corp. 7.75%, 09/15/2022	4,279,000	4,738,992
LifePoint Hospitals, Inc. 6.63%, 10/01/2020 (A)	3,660,000	3,984,825
Hotels, Restaurants & Leisure - 6.7%
Ameristar Casinos, Inc. 7.50%, 04/15/2021	4,647,000	5,181,405
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/2018	6,051,000	3,721,365
12.75%, 04/15/2018 (A)	6,500,000	4,615,000
Caesars Operating Escrow LLC / Caesars Escrow Corp. 9.00%, 02/15/2020 - 144A	1,112,000	1,095,320
CityCenter Holdings LLC / CityCenter Finance Corp. 10.75%, 01/15/2017 (A) (C)	3,325,974	3,679,359
GWR Operating Partnership LLP 10.88%, 04/01/2017	5,465,000	6,175,450
Mashantucket Western Pequot Tribe 8.50%, 11/15/2015 - 144A (H)	6,600,000	462,000
MGM Resorts International
6.63%, 12/15/2021	862,000	936,348
6.75%, 10/01/2020 - 144A	1,339,000	1,469,553
10.00%, 11/01/2016 (A)	3,575,000	4,334,687
11.38%, 03/01/2018 (A)	6,731,000	8,699,817
Royal Caribbean Cruises, Ltd. 7.25%, 06/15/2016 (A)	745,000	845,575
Seneca Gaming Corp. 8.25%, 12/01/2018 - 144A	1,000,000	1,080,000
Viking Cruises, Ltd. 8.50%, 10/15/2022 - 144A (A)	2,971,000	3,320,092
WMG Acquisition Corp. 6.00%, 01/15/2021 - 144A	2,343,000	2,507,010
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.75%, 08/15/2020 (A)	2,672,000	3,059,440
Household Durables - 4.2%
Beazer Homes USA, Inc.
6.63%, 04/15/2018	1,949,000	2,124,410
7.25%, 02/01/2023 - 144A (A)	2,411,000	2,519,495
9.13%, 06/15/2018	4,281,000	4,698,397

	Principal	Value
Household Durables (continued)
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 - 144A	$ 1,733,000	$ 1,865,141
DR Horton, Inc. 4.75%, 02/15/2023	2,869,000	2,955,070
Jarden Corp. 7.50%, 05/01/2017 - 01/15/2020	4,512,000	5,009,618
KB Home
7.25%, 06/15/2018	490,000	550,025
9.10%, 09/15/2017	3,666,000	4,380,870
Meritage Homes Corp. 7.15%, 04/15/2020	3,396,000	3,828,990
Standard Pacific Corp. 8.38%, 05/15/2018 - 01/15/2021	2,335,000	2,789,431
Tempur-Pedic International, Inc. 6.88%, 12/15/2020 - 144A (A)	1,310,000	1,429,538
Household Products - 1.6%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/2020 (A)	745,000	780,388
6.88%, 02/15/2021 (A)	300,000	327,000
7.13%, 04/15/2019	8,204,000	8,839,810
Sun Products Corp. 7.75%, 03/15/2021 - 144A	2,309,000	2,384,042
Independent Power Producers & Energy Traders - 2.0%
Calpine Corp.
7.25%, 10/15/2017 - 144A	7,663,000	8,113,201
7.88%, 07/31/2020 - 144A (A)	52,000	58,890
NRG Energy, Inc.
7.63%, 05/15/2019 (A)	2,833,000	3,073,805
7.88%, 05/15/2021	1,740,000	1,970,550
8.25%, 09/01/2020	1,900,000	2,161,250
Insurance - 1.3%
Genworth Financial, Inc. 6.15%, 11/15/2066 (A) (B)	3,584,000	3,382,400
Prudential Financial, Inc. 5.20%, 03/15/2044 (A) (B)	3,191,000	3,246,842
Sompo Japan Insurance, Inc. 5.33%, 03/28/2073 - 144A (B)	3,500,000	3,635,625
IT Services - 0.8%
SunGard Data Systems, Inc.
6.63%, 11/01/2019 - 144A	1,000,000	1,063,750
7.38%, 11/15/2018	2,363,000	2,552,040
7.63%, 11/15/2020	1,425,000	1,574,625
Unisys Corp. 6.25%, 08/15/2017 (A)	1,262,000	1,362,960
Media - 7.3%
Cablevision Systems Corp.
5.88%, 09/15/2022 (A)	1,350,000	1,366,875
7.75%, 04/15/2018 (A)	5,512,000	6,276,790
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 02/15/2023	1,900,000	1,919,000
5.75%, 09/01/2023 - 144A	2,776,000	2,880,100
5.75%, 01/15/2024	2,585,000	2,691,631
6.50%, 04/30/2021 (A)	800,000	868,000
7.25%, 10/30/2017 (A)	890,000	963,425
7.88%, 04/30/2018	450,000	478,575

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Media (continued)
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38%, 09/15/2020 - 144A	$ 1,280,000	$ 1,363,200
8.63%, 11/15/2017 - 144A	3,750,000	4,017,187
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022 - 144A	2,247,000	2,387,438
6.50%, 11/15/2022 - 144A (A)	2,956,000	3,170,310
7.63%, 03/15/2020	5,666,000	6,100,115
Cogeco Cable, Inc. 4.88%, 05/01/2020 - 144A	257,000	261,819
DISH DBS Corp.
4.63%, 07/15/2017	2,926,000	2,969,890
5.00%, 03/15/2023 - 144A (A)	1,889,000	1,832,330
5.88%, 07/15/2022	983,000	1,002,660
7.13%, 02/01/2016	1,000,000	1,105,000
7.75%, 05/31/2015	468,000	516,555
7.88%, 09/01/2019	1,700,000	1,938,000
Nara Cable Funding, Ltd. 8.88%, 12/01/2018 - 144A	1,510,000	1,615,700
ONO Finance II PLC 10.88%, 07/15/2019 - 144A (A)	1,600,000	1,696,000
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 7.50%, 03/15/2019 - 144A	2,275,000	2,496,812
Univision Communications, Inc.
6.88%, 05/15/2019 - 144A	1,750,000	1,911,875
7.88%, 11/01/2020 - 144A	3,605,000	4,055,625
Metals & Mining - 0.3%
AK Steel Corp. 8.75%, 12/01/2018 - 144A (A)	2,200,000	2,442,000
Multiline Retail - 0.5%
Brookstone Co., Inc. 13.00%, 10/15/2014 - 144A	1,769,000	1,687,184
JC Penney Corp., Inc. 7.40%, 04/01/2037 (A)	2,450,000	2,054,937
Oil, Gas & Consumable Fuels - 4.9%
Chesapeake Energy Corp.
6.13%, 02/15/2021 (A)	2,000,000	2,200,000
6.63%, 08/15/2020	2,035,000	2,302,094
CONSOL Energy, Inc.
6.38%, 03/01/2021 (A)	540,000	564,300
8.00%, 04/01/2017 (A)	750,000	811,875
8.25%, 04/01/2020 (A)	2,000,000	2,240,000
Continental Resources, Inc.
7.13%, 04/01/2021	650,000	749,125
8.25%, 10/01/2019 (A)	2,460,000	2,767,500
Energy Transfer Equity, LP 7.50%, 10/15/2020 (A)	5,414,000	6,334,380
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 - 144A (A)	2,300,000	2,403,500
7.75%, 02/01/2021 (A)	1,740,000	1,905,300
8.63%, 04/15/2020	2,340,000	2,614,950
Newfield Exploration Co.
5.63%, 07/01/2024 (A)	677,000	727,775
6.88%, 02/01/2020 (A)	1,238,000	1,349,420
7.13%, 05/15/2018	295,000	306,800

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Plains Exploration & Production Co.
6.13%, 06/15/2019	$ 1,960,000	$ 2,173,150
6.50%, 11/15/2020	2,118,000	2,361,570
6.75%, 02/01/2022	1,215,000	1,372,950
SM Energy Co.
6.50%, 11/15/2021 - 01/01/2023	2,890,000	3,181,600
6.63%, 02/15/2019	1,328,000	1,429,260
Paper & Forest Products - 0.4%
Boise Cascade LLC/Boise Cascade Finance Corp. 6.38%, 11/01/2020 - 144A	2,698,000	2,886,860
Personal Products - 0.2%
Revlon Consumer Products Corp. 5.75%, 02/15/2021 - 144A (A)	1,295,000	1,333,850
Pharmaceuticals - 0.6%
Valeant Pharmaceuticals International, Inc.
6.88%, 12/01/2018 - 144A	3,350,000	3,647,313
7.00%, 10/01/2020 - 144A	900,000	994,500
Real Estate Investment Trusts - 0.8%
Felcor Lodging, LP 5.63%, 03/01/2023 - 144A	1,515,000	1,569,919
Host Hotels & Resorts, LP
5.88%, 06/15/2019	700,000	774,375
6.00%, 10/01/2021	3,000,000	3,500,625
Real Estate Management & Development - 1.3%
Algeco Scotsman Global Finance PLC 8.50%, 10/15/2018 - 144A (A)	5,267,000	5,688,360
Mattamy Group Corp. 6.50%, 11/15/2020 - 144A	1,975,000	1,950,313
Realogy Corp. 11.50%, 04/15/2017 (F) (G)	2,415,000	2,568,956
Road & Rail - 1.2%
Aviation Capital Group Corp.
4.63%, 01/31/2018 - 144A	1,024,000	1,068,141
6.75%, 04/06/2021 - 144A	2,497,000	2,787,878
7.13%, 10/15/2020 - 144A	1,255,000	1,441,883
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 9.75%, 03/15/2020	3,605,000	4,285,444
Semiconductors & Semiconductor Equipment - 1.8%
Freescale Semiconductor, Inc.
9.25%, 04/15/2018 - 144A (A)	3,490,000	3,839,000
10.13%, 03/15/2018 - 144A	3,181,000	3,522,957
NXP BV / NXP Funding LLC
5.75%, 03/15/2023 - 144A	950,000	1,004,625
9.75%, 08/01/2018 - 144A	4,587,000	5,183,310
Software - 1.5%
First Data Corp.
6.75%, 11/01/2020 - 144A (A)	3,650,000	3,914,625
7.38%, 06/15/2019 - 144A	1,148,000	1,248,450
8.75%, 01/15/2022 - 144A (A) (C)	2,717,000	2,920,775
8.88%, 08/15/2020 - 144A (A)	2,160,000	2,462,400
Interface Security Systems Holdings, Inc. / Interface Security Systems LLC 9.25%, 01/15/2018 - 144A (A)	625,000	648,437

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Specialty Retail - 0.5%
Claire’s Stores, Inc.
6.13%, 03/15/2020 - 144A (A)	$ 746,000	$ 787,963
9.00%, 03/15/2019 - 144A	2,889,000	3,311,516
9.63%, 06/01/2015 (C)	429	430
CST Brands, Inc. 5.00%, 05/01/2023 - 144A	128,000	131,360
Textiles, Apparel & Luxury Goods - 1.5%
Jones Group, Inc. 6.13%, 11/15/2034	6,897,000	5,922,799
Levi Strauss & Co. 6.88%, 05/01/2022 (A)	3,985,000	4,448,256
PVH Corp. 7.38%, 05/15/2020	1,175,000	1,320,406
Trading Companies & Distributors - 0.7%
International Lease Finance Corp. 8.63%, 09/15/2015	4,665,000	5,318,100
Wireless Telecommunication Services - 3.1%
Cricket Communications, Inc.
7.75%, 05/15/2016	2,864,000	2,978,560
7.75%, 10/15/2020 (A)	2,307,000	2,347,372
MetroPCS Wireless, Inc. 6.63%, 04/01/2023 - 144A (A)	3,500,000	3,762,500
Softbank Corp. 4.50%, 04/15/2020 - 144A	6,250,000	6,474,650
Sprint Nextel Corp. 8.38%, 08/15/2017 (A)	6,830,000	7,956,950

Total Corporate Debt Securities (cost $645,229,052)		682,000,670

CONVERTIBLE BONDS - 3.0%
Diversified Financial Services - 0.1%
Rivers Pittsburgh Borrower, LP/Rivers Pittsburgh Finance Corp. 9.50%, 06/15/2019 - 144A	970,000	1,071,850
Energy Equipment & Services - 1.0%
NuStar Logistics, LP 8.15%, 04/15/2018	6,789,000	7,787,316
Hotels, Restaurants & Leisure - 0.6%
NCL Corp., Ltd. 5.00%, 02/15/2018 - 144A	579,000	601,436
Regal Cinemas Corp. 8.63%, 07/15/2019 (A)	3,225,000	3,579,750
Insurance - 1.3%
Lincoln National Corp. 7.00%, 05/17/2066 (B)	9,475,000	9,735,563

Total Convertible Bonds (cost $20,324,599)		22,775,915

LOAN ASSIGNMENTS - 0.5%
Diversified Telecommunication Services - 0.4%
Level 3 Financing, Inc., Tranche B 4.75%, 02/01/2016 (B)	2,587,000	2,613,517
Real Estate Management & Development - 0.1% Realogy Group LLC, Extended
4.45%, 10/10/2016 (B) (F) (G)	54,409	54,273
4.50%, 03/05/2020 (B) (F) (G)	834,687	844,077

Total Loan Assignments (cost $3,455,915)		3,511,867

	Shares	Value
PREFERRED STOCKS - 2.4%
Capital Markets - 0.2%
Goldman Sachs Group, Inc. - Series J, 5.50% (A) (B)	53,745	$ 1,381,784
Commercial Banks - 0.5%
GMAC Capital Trust I - Series 2, 8.13% (B)	144,225	3,950,323
Consumer Finance - 1.2%
Ally Financial, Inc. - 144A, 7.00%	4,053	3,999,678
Ally Financial, Inc. - Series A, 8.50% (A) (B)	211,700	5,667,209
Insurance - 0.5%
Hartford Financial Services Group, Inc., 7.88% (A) (B)	114,684	3,551,763

Total Preferred Stocks (cost $15,415,328)		18,550,757

COMMON STOCKS - 1.3%
Automobiles - 0.1%
General Motors Co. (A) (I)	11,558	356,449
Motors Liquidation Co. GUC Trust (A) (I)	2,901	88,625
Independent Power Producers & Energy Traders - 1.1%
Dynegy, Inc. (I)	341,178	8,430,509
IT Services - 0.1%
Unisys Corp. (A) (I)	61,972	1,185,524

Total Common Stocks (cost $13,044,691)		10,061,107

WARRANTS - 0.0% (J)
Automobiles - 0.0% (J)
General Motors Co., Class A (I) Expiration: 07/10/2016 Exercise Price: $10.00	203	4,344
General Motors Co., Class A (I) Expiration: 07/10/2019 Exercise Price: $18.33	203	2,852

Total Warrants (cost $ - )		7,196

SECURITIES LENDING COLLATERAL - 15.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (K)	117,124,875	117,124,875

Total Securities Lending Collateral (cost $117,124,875)		117,124,875

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.03% (K), dated 04/30/2013, to be repurchased at $3,142,542 on 05/01/2013. Collateralized by U.S. Government Agency Obligations, 3.50%, due 01/01/2032 - 02/01/2032, and with a value of $3,206,561.	$ 3,142,539	3,142,539

Total Repurchase Agreement (cost $3,142,539)		3,142,539

Total Investment Securities (cost $823,567,613) (L)		864,190,851
Other Assets and Liabilities - Net		(97,389,587)

Net Assets		$ 766,801,264

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $114,716,942. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of April 30, 2013.
(C)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(D)	The security has a perpetual maturity. The date shown is the next call date.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $555, or less than 0.01% of the fund’s net assets.
(F)	Illiquid. Total aggregate market value of illiquid securities is $3,798,806, or 0.50% of the fund’s net assets.
(G)	Restricted security. At April 30, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Corporate Debt Securities	Level 3 Communications, Inc.	7/18/2012	$300,000	$331,500	0.04%

Corporate Debt Securities	Realogy Corp.	2/8/2012-7/11/2012	2,290,482	2,568,956	0.34

Loan Assignments	Realogy Group LLC, Extended	9/4/2012-9/6/2012	53,096	54,273	0.01

Loan Assignments	Realogy Group LLC, Extended	2/8/2012-7/11/2012	813,223	844,077	0.11

			$3,456,801	$3,798,806	0.50%

(H)	In default.
(I)	Non-income producing security.
(J)	Percentage rounds to less than 0.1%.
(K)	Rate shown reflects the yield at April 30, 2013.
(L)	Aggregate cost for federal income tax purposes is $823,567,613. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $53,070,372 and $12,447,134, respectively. Net unrealized appreciation for tax purposes is $40,623,238.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, these securities aggregated $196,025,011 or 25.56% of the fund’s net assets.
MTN	Medium Term Note

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY: (M)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Preferred Corporate Debt Security	$—	$7,015,925	$—	$7,015,925
Corporate Debt Securities
Aerospace & Defense	—	9,085,025	—	9,085,025
Airlines	—	14,275,304	—	14,275,304
Auto Components	—	2,791,209	—	2,791,209
Automobiles	—	6,380,060	—	6,380,060
Beverages	—	14,513,300	—	14,513,300
Building Products	—	16,542,112	—	16,542,112
Chemicals	—	13,076,837	—	13,076,837
Commercial Banks	—	5,768,411	—	5,768,411
Commercial Services & Supplies	—	18,221,416	—	18,221,416
Computers & Peripherals	—	3,269,613	—	3,269,613
Construction & Engineering	—	7,392,114	—	7,392,114
Consumer Finance	—	20,612,229	—	20,612,229
Containers & Packaging	—	16,646,807	—	16,646,807
Diversified Consumer Services	—	4,078,900	—	4,078,900
Diversified Financial Services	—	27,258,409	0	27,258,409
Diversified Telecommunication Services	—	60,233,997	—	60,233,997
Electric Utilities	—	18,425,230	555	18,425,785
Electrical Equipment	—	2,060,000	—	2,060,000
Energy Equipment & Services	—	22,699,356	—	22,699,356
Food & Staples Retailing	—	7,299,913	—	7,299,913
Food Products	—	4,473,593	—	4,473,593
Gas Utilities	—	1,082,610	—	1,082,610
Health Care Equipment & Supplies	—	10,947,746	—	10,947,746
Health Care Providers & Services	—	43,136,900	—	43,136,900
Hotels, Restaurants & Leisure	—	51,182,421	—	51,182,421
Household Durables	—	32,150,985	—	32,150,985
Household Products	—	12,331,240	—	12,331,240
Independent Power Producers & Energy Traders	—	15,377,696	—	15,377,696
Insurance	—	10,264,867	—	10,264,867
IT Services	—	6,553,375	—	6,553,375
Media	—	55,884,912	—	55,884,912
Metals & Mining	—	2,442,000	—	2,442,000
Multiline Retail	—	3,742,121	—	3,742,121
Oil, Gas & Consumable Fuels	—	37,795,549	—	37,795,549
Paper & Forest Products	—	2,886,860	—	2,886,860
Personal Products	—	1,333,850	—	1,333,850
Pharmaceuticals	—	4,641,813	—	4,641,813
Real Estate Investment Trusts	—	5,844,919	—	5,844,919
Real Estate Management & Development	—	10,207,629	—	10,207,629
Road & Rail	—	9,583,346	—	9,583,346
Semiconductors & Semiconductor Equipment	—	13,549,892	—	13,549,892
Software	—	11,194,687	—	11,194,687
Specialty Retail	—	4,231,269	—	4,231,269
Textiles, Apparel & Luxury Goods	—	11,691,461	—	11,691,461
Trading Companies & Distributors	—	5,318,100	—	5,318,100
Wireless Telecommunication Services	—	23,520,032	—	23,520,032
Convertible Bonds	—	22,775,915	—	22,775,915
Loan Assignments	—	3,511,867	—	3,511,867

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY (continued):

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
Investment Securities (continued)
Preferred Stocks	$18,550,757	$—	$—	$18,550,757
Common Stocks	10,061,107	—	—	10,061,107
Warrants	7,196	—	—	7,196
Securities Lending Collateral	117,124,875	—	—	117,124,875
Repurchase Agreement	—	3,142,539	—	3,142,539
Total Investment Securities	$145,743,935	$718,446,361	$555	$864,190,851

Other Assets (N)
Cash	$109,810	$—	$—	$109,810
Total Other Assets	$109,810	$—	$—	$109,810

LIABILITIES	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
Other Liabilities (N)
Collateral for Securities on Loan	$—	$(117,124,875)	$—	$(117,124,875)
Total Other Liabilities	$—	$(117,124,875)	$—	$(117,124,875)

(M)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(N)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (O)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2013 (P)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2013 (O)
Corporate Debt Securities	$—	$—	$—	$—	$—	$555	$—	$—	$555	$555
Total	$—	$—	$—	$—	$—	$555	$—	$—	$555	$555

(O)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(P)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Income & Growth

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 2.7%
BAE Systems PLC	1,847,032	$ 10,773,421
Airlines - 1.6%
Japan Airlines Co., Ltd.	128,973	6,535,637
Automobiles - 2.4%
Daimler AG	176,799	9,782,585
Beverages - 6.5%
Coca-Cola Amatil, Ltd.	835,461	13,113,096
Thai Beverage PCL	27,373,104	13,445,423
Capital Markets - 3.2%
Federated Investors, Inc. - Class B (A)	341,683	7,845,042
Solar Capital, Ltd. (A)	211,420	5,059,280
Chemicals - 1.3%
BASF SE - Class R (A)	56,366	5,264,479
Commercial Banks - 1.7%
Commonwealth Bank of Australia	92,150	7,016,820
Commercial Services & Supplies - 0.2%
Homeserve PLC	185,430	603,151
Construction & Engineering - 1.0%
NRW Holdings, Ltd.	3,001,186	4,044,729
Diversified Financial Services - 2.2%
KKR Financial Holdings LLC	842,309	9,004,283
Diversified Telecommunication Services - 14.1%
AT&T, Inc. (A)	322,957	12,097,969
BCE, Inc. (A)	130,182	6,097,860
Belgacom SA (A)	287,240	6,619,915
Swisscom AG	24,414	11,495,428
Telstra Corp., Ltd.	2,402,594	12,404,033
Verizon Communications, Inc. (A)	157,891	8,511,904
Electric Utilities - 2.9%
Brookfield Infrastructure Partners, LP	150,508	5,817,134
Southern Co. (A)	119,828	5,779,305
Energy Equipment & Services - 2.1%
Diamond Offshore Drilling, Inc.	120,718	8,341,614
Food Products - 0.2%
Asian Citrus Holdings, Ltd.	2,341,551	995,743
Media - 2.6%
Regal Entertainment Group - Class A (A)	589,019	10,567,001
Oil, Gas & Consumable Fuels - 20.6%
Boardwalk Pipeline Partners, LP	270,250	8,169,658
Canadian Oil Sands, Ltd.	420,330	8,256,817
Cheniere Energy Partners, LP	143,344	3,913,291
Energy Transfer Equity, LP	66,318	3,891,540
Energy Transfer Partners, LP - Class B	201,796	10,047,423
Kinder Morgan Energy Partners, LP	145,565	12,875,224
Penn West Petroleum, Ltd. (A)	140,383	1,295,735
Plains All American Pipeline, LP	191,669	11,005,634
TC Pipelines, LP	122,588	5,761,636
Teekay LNG Partners, LP	187,743	7,827,006
Total SA	213,057	10,738,008
Pharmaceuticals - 4.4%
AstraZeneca PLC - ADR	155,220	8,059,022
Novartis AG - ADR	61,939	4,568,621
Sanofi	49,150	5,386,674
Real Estate Investment Trusts - 19.0%
Annaly Capital Management, Inc. (A)	737,538	11,756,356
Ascendas Real Estate Investment Trust (A)	3,435,524	7,670,448
CDL Hospitality Trusts (A)	2,279,753	3,701,799

	Shares	Value
Real Estate Investment Trusts (continued)
Cofinimmo (A)	45,507	$ 5,480,641
Health Care REIT, Inc.	124,447	9,329,792
National Retail Properties, Inc. (A)	253,788	10,070,308
PennyMac Mortgage Investment Trust	500,080	12,627,020
Realty Income Corp. (A)	155,610	7,931,442
Starwood Property Trust, Inc.	315,397	8,670,263
Tobacco - 5.4%
British American Tobacco PLC	143,876	7,969,645
Imperial Tobacco Group PLC	182,688	6,526,902
Philip Morris International, Inc.	77,252	7,384,519
Transportation Infrastructure - 1.8%
SATS, Ltd. (A)	2,824,500	7,223,492
Wireless Telecommunication Services - 2.3%
Vodafone Group PLC - ADR	308,116	9,425,268

Total Common Stocks (cost $375,495,322)		398,780,036

SECURITIES LENDING COLLATERAL - 14.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (B)	59,847,200	59,847,200

Total Securities Lending Collateral (cost $59,847,200)		59,847,200

	Principal	Value
REPURCHASE AGREEMENT - 5.9%
State Street Bank & Trust Co. 0.03% (B), dated 04/30/2013, to be repurchased at $23,992,162 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $24,473,798.	$23,992,143	23,992,143

Total Repurchase Agreement (cost $23,992,143)		23,992,143

Total Investment Securities (cost $459,334,665) (C)		482,619,379
Other Assets and Liabilities - Net		(76,663,595)

Net Assets		$405,955,784

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Income & Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $58,079,348. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at April 30, 2013.
(C)	Aggregate cost for federal income tax purposes is $459,334,665. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $28,548,832 and $5,264,118, respectively. Net unrealized appreciation for tax purposes is $23,284,714.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Common Stocks	$241,987,967	$156,792,069	$—	$398,780,036
Securities Lending Collateral	59,847,200	—	—	59,847,200
Repurchase Agreement	—	23,992,143	—	23,992,143
Total Investment Securities	$301,835,167	$180,784,212	$—	$482,619,379

Other Assets (E)
Foreign Currency	$43,493	$—	$—	$43,493
Total Other Assets	$43,493	$—	$—	$43,493

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$—	$(59,847,200)	$—	$(59,847,200)
Total Other Liabilities	$—	$(59,847,200)	$—	$(59,847,200)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International Bond

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 71.8%
Australia - 1.6%
New South Wales Treasury Corp.
5.50%, 03/01/2017	AUD 2,450,000	$ 2,763,489
Austria - 1.9%
Austria Government Bond
3.20%, 02/20/2017 - 144A, Reg S	EUR 2,330,000	3,394,982
Belgium - 2.2%
Belgium Government Bond
4.00%, 03/28/2018	970,000	1,478,665
4.25%, 09/28/2021 - 03/28/2041	1,050,000	1,690,301
5.00%, 03/28/2035	400,000	720,446
Canada - 4.8%
Canadian Government Bond
2.50%, 06/01/2015	CAD 900,000	922,030
3.25%, 06/01/2021	5,470,000	6,156,458
5.00%, 06/01/2037	590,000	865,320
5.75%, 06/01/2033	383,000	590,921
Denmark - 1.1%
Denmark Government Bond
4.00%, 11/15/2019	DKK 9,050,000	1,945,932
France - 8.5%
Caisse d’Amortissement de la Dette Sociale
3.75%, 10/25/2020	EUR 1,220,000	1,885,551
Caisse d’Amortissement de la Dette Sociale, Series EMTN
3.75%, 09/08/2014	GBP 1,000,000	1,617,711
France Government Bond OAT
3.00%, 04/25/2022	EUR 4,100,000	6,037,988
4.50%, 04/25/2041	1,600,000	2,785,192
5.75%, 10/25/2032	1,367,850	2,684,254
Germany - 6.6%
Bundesrepublik Deutschland
1.75%, 07/04/2022	5,500,000	7,660,293
4.00%, 01/04/2037	929,000	1,670,005
5.50%, 01/04/2031	1,170,000	2,366,921
Italy - 9.4%
Italy Buoni Poliennali del Tesoro
2.75%, 12/01/2015	1,300,000	1,753,553
4.00%, 09/01/2020 - 02/01/2037	9,125,000	12,144,811
5.25%, 08/01/2017	1,800,000	2,626,735
Japan - 17.8%
10-Year Japan Government Bond
1.10%, 06/20/2021	JPY 170,000,000	1,827,894
Japan Government Bond
1.30%, 03/20/2015	1,024,000,000	10,736,795
2.10%, 12/20/2026 - 09/20/2028	799,900,000	9,378,421
2.20%, 09/20/2039 - 03/20/2041	812,000,000	9,442,469
Mexico - 1.1%
United Mexican States
9.50%, 12/18/2014	MXN 22,000,000	1,969,107
Netherlands - 2.2%
Netherlands Government Bond
3.25%, 07/15/2021 - 144A, Reg S	EUR 1,210,000	1,849,189
3.75%, 01/15/2042 - 144A, Reg S	435,000	750,464
4.50%, 07/15/2017 - 144A, Reg S	560,000	861,969
5.50%, 01/15/2028 - 144A	175,000	333,741

	Principal	Value
Russian Federation - 1.5%
Russian Federal Bond - OFZ
7.60%, 07/20/2022	RUB 76,300,000	$ 2,671,238
Spain - 4.5%
Spain Government Bond
3.00%, 04/30/2015	EUR 1,300,000	1,753,296
3.15%, 01/31/2016	500,000	676,122
4.60%, 07/30/2019	360,000	508,901
4.90%, 07/30/2040	1,060,000	1,428,745
5.40%, 01/31/2023 - 144A, Reg S	1,640,000	2,372,431
5.50%, 07/30/2017	750,000	1,094,386
Supranational - 3.8%
European Investment Bank, Series EMTN
1.00%, 07/13/2018	3,000,000	4,030,058
2.63%, 03/15/2016	1,900,000	2,672,894
Sweden - 1.3%
Sweden Government Bond
4.50%, 08/12/2015	SEK 14,000,000	2,337,448
United Kingdom - 3.5%
U.K. Gilt
4.50%, 09/07/2034 - 12/07/2042	GBP 3,070,000	6,155,285

Total Foreign Government Obligations (cost $121,922,403)		126,612,411

MORTGAGE-BACKED SECURITIES - 2.2%

Italy - 0.3%
BPM Securitisation Srl Series 2, Class A2
0.35%, 01/15/2043 - Reg S (A) (B)	EUR 465,582	582,620
Spain - 1.9%
Union de Creditos Inmobiliarios Series 15, Class A
0.34%, 12/18/2048 - Reg S (A) (C)	3,310,070	3,301,569

Total Mortgage-Backed Securities (cost $5,070,889)		3,884,189

ASSET-BACKED SECURITIES - 0.5%
Italy - 0.5%
Leasimpresa Finance Srl Series 2, Class A
0.34%, 12/22/2025 - Reg S (A)	739,760	962,097

Total Asset-Backed Securities (cost $944,332)		962,097

CORPORATE DEBT SECURITIES - 22.6%
Australia - 2.3%
Commonwealth Bank of Australia, Series EMTN
2.63%, 01/12/2017 - Reg S	1,400,000	1,982,475
Suncorp-Metway, Ltd., Series EMTN
4.00%, 01/16/2014	GBP 1,290,000	2,053,208
Canada - 0.5%
Toronto-Dominion Bank, Series EMTN
5.38%, 05/14/2015 - Reg S	EUR 600,000	868,372
Finland - 1.2%
Nordea Bank Finland PLC
2.25%, 11/16/2015	1,600,000	2,204,107

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
France - 2.6%
BNP Paribas Home Loan SFH, Series EMTN
3.38%, 01/12/2017	EUR 1,600,000	$ 2,319,729
Cie de Financement Foncier SA, Series EMTN
4.75%, 06/25/2015	1,600,000	2,299,025
Germany - 3.8%
KFW
2.05%, 02/16/2026	JPY 99,000,000	1,168,783
2.60%, 06/20/2037 (D)	112,000,000	1,379,951
KFW, Series EMTN
5.50%, 12/07/2015	GBP 2,350,000	4,115,466
Netherlands - 2.6%
Fortis Bank Nederland NV, Series EMTN
3.38%, 05/19/2014	EUR 950,000	1,293,175
ING Bank NV, Series EMTN
3.38%, 03/23/2017	1,500,000	2,181,798
LeasePlan Corp. NV, Series EMTN
3.25%, 05/22/2014	810,000	1,100,631
Norway - 2.3%
Sparebank 1 Boligkreditt AS, Series EMTN
2.50%, 06/23/2015 (D)	1,500,000	2,064,260
Sparebanken Vest Boligkreditt AS, Series EMTN
2.50%, 06/09/2015	1,400,000	1,922,672
Sweden - 1.6%
Stadshypotek AB
2.75%, 04/30/2015	2,000,000	2,759,117
Switzerland - 2.0%
Credit Suisse AG, Series EMTN
2.63%, 12/01/2015	1,700,000	2,365,242
UBS AG
3.88%, 12/02/2019	800,000	1,243,148

	Principal	Value
United Kingdom - 3.7%
Abbey National Treasury Services PLC, Series EMTN
3.38%, 06/08/2015	EUR 1,250,000	$ 1,746,398
Barclays Bank PLC, Series EMTN
3.63%, 04/13/2016	1,400,000	2,014,711
Lloyds TSB Bank PLC, Series EMTN
4.00%, 06/25/2018	750,000	1,145,652
Royal Bank of Scotland PLC, Series EMTN
4.00%, 03/15/2016 - Reg S	1,150,000	1,663,531

Total Corporate Debt Securities (cost $39,148,258)		39,891,451

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (E)	2,959,114	2,959,114

Total Securities Lending Collateral (cost $2,959,114)		2,959,114

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
State Street Bank & Trust Co. 0.03% (E), dated 04/30/2013, to be repurchased at $487,005 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/01/2032, and with a value of $500,584.	$ 487,004	487,004

Total Repurchase Agreement (cost $487,004)		487,004

Total Investment Securities (cost $170,532,000) (F)		174,796,266
Other Assets and Liabilities - Net		1,517,041

Net Assets		$ 176,313,307

FUTURES CONTRACTS: (G)
Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation)
10-Year Australian Treasury Bond	Long	3	06/17/2013	$14,982
10-Year Government of Canada Bond	Short	(40)	06/19/2013	(157,427)
10-Year Japan Government Bond	Long	20	06/11/2013	(58,152)
10-Year Japan Government Bond Mini	Long	13	06/10/2013	(3,107)
3-Year Australian Treasury Bond	Long	4	06/17/2013	5,122
Euro-BTP Italian Government Bond	Long	12	06/06/2013	61,450
German Euro BOBL	Short	(77)	06/06/2013	(25,315)
German Euro Bund	Short	(68)	06/06/2013	(212,608)
German Euro Schatz	Short	(23)	06/06/2013	(1,104)
U.K. Long Gilt Bond	Long	41	06/26/2013	228,915

				$(147,244)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	BCLY	(2,660,390)	06/11/2013	$(2,770,102)	$20,855
BRL	CSFB	1,712,050	06/11/2013	841,840	9,534
BRL	UBS	(7,046,923)	06/11/2013	(3,474,471)	(29,848)
CAD	BCLY	(142,583)	06/11/2013	(139,664)	(1,723)
CAD	MSC	(979,302)	06/11/2013	(955,992)	(15,099)
CAD	SSB	(287,595)	06/11/2013	(282,521)	(2,663)
CLP	BCLY	434,629,982	06/11/2013	911,671	5,725
CLP	HSBC	(434,629,982)	06/11/2013	(910,315)	(7,081)
CNY	CITI	5,737,954	06/13/2013	914,691	13,984
CNY	HSBC	5,726,800	06/13/2013	912,281	14,588
DKK	BNP	(1,950,198)	06/11/2013	(339,414)	(5,234)
EUR	UBS	1,549,293	05/03/2013	2,040,263	119
EUR	BCLY	(30,712,954)	06/11/2013	(39,943,302)	(515,162)
EUR	GSC	1,186,965	06/11/2013	1,552,506	11,094
EUR	HSBC	156,916	06/11/2013	206,001	706
EUR	HSBC	694,078	06/11/2013	903,267	11,048
EUR	SSB	1,264,065	06/11/2013	1,624,627	40,538
EUR	SSB	1,315,263	06/11/2013	1,712,143	20,465
EUR	SSB	(1,369,046)	06/11/2013	(1,780,102)	(23,355)
EUR	SSB	(1,324,012)	06/11/2013	(1,720,991)	(23,143)
EUR	SSB	(253,221)	06/11/2013	(330,990)	(2,580)
EUR	TDB	539,567	06/11/2013	707,389	3,387
EUR	UBS	(1,549,293)	06/11/2013	(2,040,759)	(139)
GBP	CSFB	326,025	06/11/2013	504,145	2,147
GBP	DUB	2,466,366	06/11/2013	3,745,941	84,139
JPY	DUB	3,604,781,272	06/11/2013	38,085,783	(1,100,191)
JPY	GSC	(41,788,306)	06/11/2013	(441,407)	12,653
JPY	TDB	25,000,000	06/11/2013	251,993	4,511
JPY	UBS	179,081,450	06/11/2013	1,803,184	34,218
JPY	UBS	(167,611,785)	06/11/2013	(1,763,989)	44,267
KRW	CITI	975,585,150	06/11/2013	876,725	7,751
KRW	CSFB	(975,585,150)	06/11/2013	(869,986)	(14,490)
MXN	WBC	(3,314,605)	06/11/2013	(265,631)	(6,403)
MYR	BNP	2,786,850	06/11/2013	895,949	17,203
NZD	CITI	3,083	06/11/2013	2,623	11
NZD	GSC	1,597,299	06/11/2013	1,329,591	35,511
NZD	RBC	510,414	06/11/2013	421,606	14,610
NZD	SSB	(311,062)	06/11/2013	(260,259)	(5,584)
PHP	DUB	37,456,815	06/11/2013	917,272	(8,817)
RUB	CITI	(50,702,113)	06/11/2013	(1,588,820)	(27,769)
RUB	CSFB	26,757,585	06/11/2013	859,019	(5,878)
RUB	CSFB	(56,183,014)	06/11/2013	(1,768,207)	(23,136)
SEK	GSC	(15,440,687)	06/11/2013	(2,378,487)	(1,729)

					$(1,410,960)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
GBP	UBS	1,157,542	06/11/2013	$1,763,979	$33,597
EUR	UBS	(1,358,490)	06/11/2013	(1,763,979)	(25,573)
JPY	CSFB	60,386,439	06/11/2013	646,052	(26,478)
EUR	CSFB	(502,731)	06/11/2013	(646,052)	(16,200)
EUR	DUB	255,173	06/11/2013	327,999	8,143
JPY	DUB	(31,723,850)	06/11/2013	(327,999)	2,508
EUR	SSB	1,262,697	06/11/2013	1,657,921	5,442

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS (continued):
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
GBP	SSB	(1,089,546)	06/11/2013	$(1,657,921)	$(34,062)
CAD	SSB	298,147	06/11/2013	290,606	5,041
NZD	SSB	(344,210)	06/11/2013	(290,606)	(3,567)
NOK	UBS	5,398,660	06/11/2013	915,252	19,470
CAD	UBS	(934,968)	06/11/2013	(915,252)	(11,877)
GBP	DUB	798,199	06/11/2013	1,232,420	7,123
NZD	DUB	(1,455,524)	06/11/2013	(1,232,420)	(11,517)

					$(47,950)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of April 30, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
BCLY	$(490,305)	$—	$(490,305)
BNP	11,969	—	11,969
CITI	(6,023)	—	(6,023)
CSFB	(74,501)	—	(74,501)
DUB	(1,018,612)	—	(1,018,612)
GSC	57,529	—	57,529
HSBC	19,261	—	19,261
MSC	(15,099)	—	(15,099)
RBC	14,610	—	14,610
SSB	(23,468)	—	(23,468)
TDB	7,898	—	7,898
UBS	64,234	—	64,234
WBC	(6,403)	—	(6,403)
(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Foreign Government Obligations	72.4%	$126,612,411
Commercial Banks	17.2	30,129,969
Diversified Financial Services	4.4	7,708,274
Mortgage-Backed Securities	2.2	3,884,189
Insurance	1.2	2,053,208
Asset-Backed Securities	0.6	962,097

Investment Securities, at Value	98.0	171,350,148
Short-Term Investments	2.0	3,446,118

Total Investments	100.0%	$174,796,266

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of April 30, 2013.
(B)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(C)	Illiquid. Total aggregate market value of illiquid securities is $3,301,569, or 1.87% of the fund’s net assets.
(D)	All or a portion of this security is on loan. The value of all securities on loan is $2,899,387. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Rate shown reflects the yield at April 30, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(F)	Aggregate cost for federal income tax purposes is $170,532,000. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $8,583,827 and $4,319,561, respectively. Net unrealized appreciation for tax purposes is $4,264,266.
(G)	Cash in the amount of $838,113 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, these securities aggregated $9,562,776 or 5.42% of the fund’s net assets.
BCLY	Barclays Bank PLC
BNP	BNP Paribas
CITI	Citigroup, Inc.
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
EMTN	European Medium Term Note
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
MSC	Morgan Stanley
OAT	Obligations Assimilables du Tresor (French: Treasury Obligations)
OFZ	Obligatsyi Federal’novo Zaima (Russian: Coupon-bearing Federal Loan Bonds)
OTC	Over the Counter
RBC	Royal Bank of Canada
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SSB	State Street Bank & Trust Co.
TDB	Toronto Dominion Bank
UBS	UBS AG
WBC	Westpac Banking Corporation

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
RUB	Russian Ruble
SEK	Swedish Krona

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Foreign Government Obligations	$—	$126,612,411	$—	$126,612,411
Mortgage-Backed Securities	—	3,884,189	—	3,884,189
Asset-Backed Securities	—	962,097	—	962,097
Corporate Debt Securities	—	39,891,451	—	39,891,451
Securities Lending Collateral	2,959,114	—	—	2,959,114
Repurchase Agreement	—	487,004	—	487,004
Total Investment Securities	$2,959,114	$171,837,152	$—	$174,796,266

Derivative Financial Instruments
Forward Foreign Cross Currency Contracts (I)	$—	$81,324	$—	$81,324
Forward Foreign Currency Contracts (I)	—	409,064	—	409,064
Futures Contracts (I)	310,469	—	—	310,469
Total Derivative Financial Instruments	$310,469	$490,388	$—	$800,857

Other Assets (J)
Cash on Deposit with Broker	$838,113	$—	$—	$838,113
Foreign Currency	3,993,235	—	—	3,993,235
Total Other Assets	$4,831,348	$—	$—	$4,831,348

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Derivative Financial Instruments
Forward Foreign Cross Currency Contracts (I)	$—	$(129,274)	$—	$(129,274)
Forward Foreign Currency Contracts (I)	—	(1,820,024)	—	(1,820,024)
Futures Contracts (I)	(457,713)	—	—	(457,713)
Total Derivative Financial Instruments	$(457,713)	$(1,949,298)	$—	$(2,407,011)

Other Liabilities (J)
Collateral for Securities on Loan	$—	$(2,959,114)	$—	$(2,959,114)
Total Other Liabilities	$—	$(2,959,114)	$—	$(2,959,114)

(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(I)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(J)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International Equity

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.7%
Russian Federation - 0.7%
Sberbank of Russia, 4.56% (A)	1,721,800	$ 3,013,150

Total Preferred Stock (cost $3,931,309)		3,013,150

COMMON STOCKS - 97.2%
Australia - 2.3%
APA Group	629,100	4,245,745
Asciano, Ltd.	555,000	3,106,990
Challenger Financial Services Group, Ltd.	475,000	2,068,217
Canada - 0.8%
Barrick Gold Corp.	164,600	3,244,782
Denmark - 1.0%
Carlsberg AS - Class B	45,547	4,227,968
France - 9.0%
Arkema SA	53,294	4,993,001
Cie Generale des Etablissements Michelin - Class B	49,591	4,188,259
Etablissements Maurel et Prom	129,509	2,202,743
Euler Hermes SA	44,163	4,216,635
Lagardere SCA	127,900	4,753,319
Sanofi	57,800	6,334,685
Vinci SA	106,000	5,103,657
Vivendi SA	204,683	4,636,387
Germany - 5.6%
Adidas AG (B)	31,000	3,237,459
Allianz SE - Class A (B)	40,900	6,035,380
Bayer AG (B)	28,565	2,980,153
Siemens AG - Class A	71,700	7,487,930
TUI AG (C)	270,800	2,869,446
Hong Kong - 5.1%
First Pacific Co., Ltd.	3,584,100	4,969,610
Guangdong Investment, Ltd. (B)	5,686,600	5,481,307
HSBC Holdings PLC	599,824	6,531,462
SJM Holdings, Ltd.	1,440,000	3,648,177
Ireland - 2.7%
Ryanair Holdings PLC - ADR	124,600	5,400,164
Smurfit Kappa Group PLC	365,000	5,417,342
Israel - 1.1%
Teva Pharmaceutical Industries, Ltd. - ADR	121,300	4,644,577
Italy - 3.9%
ENI SpA - Class B	259,300	6,201,372
Exor SpA	126,300	3,825,610
Pirelli & C. SpA (B)	214,000	2,222,209
Prysmian SpA	176,394	3,561,192
Japan - 19.8%
Air Water, Inc. (B)	318,800	5,150,639
Aisin Seiki Co., Ltd.	142,900	5,152,521
Daito Trust Construction Co., Ltd.	28,400	2,750,126
Fukuoka Financial Group, Inc. - Class A	973,300	4,972,082
Hitachi, Ltd.	1,351,300	8,621,928
Kintetsu World Express, Inc.	101,100	3,634,975
Kirin Holdings Co., Ltd.	417,600	7,312,337
Komatsu, Ltd.	129,400	3,529,513
Kuraray Co., Ltd.	376,000	5,704,508
Mitsubishi Corp.	260,300	4,667,430
Nippon Telegraph & Telephone Corp.	131,500	6,508,566
Nitori Holdings Co., Ltd.	69,700	5,247,966
ORIX Corp. (B)	604,000	9,268,954
Sony Corp.	228,900	3,787,410

	Shares	Value
Japan (continued)
USS Co., Ltd. - REIT	30,680	$ 3,930,791
Korea, Republic of - 2.3%
Kangwon Land, Inc.	195,000	5,515,527
SK Telecom Co., Ltd.	22,500	3,953,283
Malaysia - 0.8%
UMW Holdings Bhd	718,700	3,377,949
Netherlands - 4.0%
Delta Lloyd NV	63,100	1,209,099
Heineken Holding NV - Class A (B)	42,200	2,537,568
Koninklijke Boskalis Westminster NV	87,300	3,635,919
Koninklijke Philips Electronics NV	208,800	5,766,315
Wolters Kluwer NV (B)	130,600	2,889,495
Singapore - 2.0%
Noble Group, Ltd.	4,293,000	3,921,105
SIA Engineering Co., Ltd.	1,021,400	4,196,057
Spain - 1.5%
Amadeus IT Holding SA - Class A (B)	200,800	5,927,505
Sweden - 5.8%
Investment AB Kinnevik - Class B	175,500	4,584,466
Investor AB - Class B	211,800	6,241,859
Saab AB - Class B	135,293	2,968,449
Svenska Cellulosa AB - Class B	188,830	4,903,540
Telefonaktiebolaget LM Ericsson - Class B	391,000	4,880,675
Switzerland - 6.6%
Aryzta AG (C)	74,700	4,635,610
GAM Holding AG	267,600	4,719,983
Lonza Group AG	17,913	1,247,437
Nestle SA	62,200	4,441,901
Novartis AG	106,800	7,931,318
Zurich Insurance Group AG (C)	13,900	3,880,878
Thailand - 0.7%
Bangkok Bank PCL	390,200	3,004,606
United Kingdom - 18.8%
AstraZeneca PLC	52,700	2,736,222
BHP Billiton PLC - ADR (B)	85,069	4,808,951
BP PLC - ADR (B)	117,000	5,101,200
British Sky Broadcasting Group PLC	343,300	4,500,756
Imperial Tobacco Group PLC	126,400	4,515,898
Inchcape PLC	639,600	4,977,548
Inmarsat PLC	189,400	2,125,627
Johnson Matthey PLC	135,545	5,103,703
Kingfisher PLC	1,088,100	5,292,016
National Grid PLC - Class B	429,600	5,468,680
Resolution, Ltd.	1,045,200	4,284,578
Rexam PLC	571,441	4,584,701
Royal Dutch Shell PLC - Class A	150,600	5,127,844
Unilever PLC	188,500	8,157,587
Vodafone Group PLC	2,403,600	7,325,385
WPP PLC - Class A	144,800	2,393,203
United States - 3.4%
Flextronics International, Ltd. (C)	586,605	4,194,226
Noble Corp.	177,500	6,656,250
Open Text Corp. (B) (C)	42,271	2,764,100

Total Common Stocks (cost $341,926,653)		394,564,543

SECURITIES LENDING COLLATERAL - 4.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (A)	19,889,908	19,889,908

Total Securities Lending Collateral (cost $19,889,908)		19,889,908

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.3%

State Street Bank & Trust Co.
0.03% (A), dated 04/30/2013, to be repurchased at $9,356,279 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 06/01/2032, and with a value of $9,545,151.

$ 9,356,271	$ 9,356,271

Total Repurchase Agreement (cost $9,356,271)	9,356,271

Total Investment Securities (cost $375,104,141) (D)	426,823,872
Other Assets and Liabilities - Net	(20,712,327)

Net Assets	$ 406,111,545

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Pharmaceuticals	5.8%	$24,626,955
Diversified Financial Services	5.1	21,689,762
Chemicals	4.9	20,951,851
Insurance	4.6	19,626,570
Media	4.5	19,173,160
Oil, Gas & Consumable Fuels	4.4	18,633,159
Commercial Banks	4.1	17,521,300
Food Products	4.0	17,235,098
Specialty Retail	3.4	14,470,773
Beverages	3.3	14,077,873
Industrial Conglomerates	3.1	13,254,245
Electronic Equipment & Instruments	3.0	12,816,154
Hotels, Restaurants & Leisure	2.8	12,033,150
Auto Components	2.7	11,562,989
Wireless Telecommunication Services	2.6	11,278,668
Containers & Packaging	2.3	10,002,043
Consumer Finance	2.2	9,268,954
Construction & Engineering	2.0	8,739,576
Diversified Telecommunication Services	2.0	8,634,193
Trading Companies & Distributors	2.0	8,588,535
Metals & Mining	1.9	8,053,733
Energy Equipment & Services	1.6	6,656,250
IT Services	1.4	5,927,505
Water Utilities	1.3	5,481,307
Multi-Utilities	1.3	5,468,680
Airlines	1.3	5,400,164
Distributors	1.2	4,977,548
Household Products	1.1	4,903,540
Communications Equipment	1.1	4,880,675
Capital Markets	1.1	4,719,983
Tobacco	1.1	4,515,898
Gas Utilities	1.0	4,245,745
Transportation Infrastructure	1.0	4,196,057
Household Durables	0.9	3,787,410
Air Freight & Logistics	0.9	3,634,975
Electrical Equipment	0.8	3,561,192
Machinery	0.8	3,529,513
Automobiles	0.8	3,377,949
Textiles, Apparel & Luxury Goods	0.8	3,237,459
Road & Rail	0.7	3,106,990

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities	Value
Aerospace & Defense	0.7%	$2,968,449
Internet Software & Services	0.6	2,764,100
Real Estate Management & Development	0.6	2,750,126
Life Sciences Tools & Services	0.3	1,247,437

Investment Securities, at Value	93.1	397,577,693
Short-Term Investments	6.9	29,246,179

Total Investments	100.0%	$426,823,872

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at April 30, 2013.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $18,904,970. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.
(D)	Aggregate cost for federal income tax purposes is $375,104,141. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $59,014,965 and $7,295,234, respectively. Net unrealized appreciation for tax purposes is $51,719,731.

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Preferred Stock	$3,013,150	$—	$—	$3,013,150
Common Stocks	36,814,250	357,750,293	—	394,564,543
Securities Lending Collateral	19,889,908	—	—	19,889,908
Repurchase Agreement	—	9,356,271	—	9,356,271
Total Investment Securities	$59,717,308	$367,106,564	$—	$426,823,872

Other Assets (F)
Foreign Currency	$1,338,698	$—	$—	$1,338,698
Total Other Assets	$1,338,698	$—	$—	$1,338,698

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(19,889,908)	$—	$(19,889,908)
Total Other Liabilities	$—	$(19,889,908)	$—	$(19,889,908)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
PREFERRED STOCK - 1.2%
Germany - 1.2%
Sartorius AG, 1.18% (A)	18,000	$ 1,931,255

Total Preferred Stock (cost $1,795,623)		1,931,255

COMMON STOCKS - 96.5%
Australia - 7.1%
APA Group	345,500	2,331,751
Ausdrill, Ltd.	273,700	429,874
FlexiGroup, Ltd.	411,900	1,793,471
Kathmandu Holdings, Ltd.	769,400	1,499,558
OrotonGroup, Ltd.	137,500	1,000,675
Programmed Maintenance Services, Ltd.	311,600	778,516
Reject Shop, Ltd. (B)	113,900	2,099,465
STW Communications Group, Ltd.	963,300	1,448,047
Austria - 1.8%
Kapsch TrafficCom AG	21,500	1,056,128
Lenzing AG (B)	22,300	1,844,604
Belgium - 1.6%
Barco NV	18,000	1,601,280
CIE d’Entreprises CFE	15,100	918,731
Canada - 3.3%
Ithaca Energy, Inc. (C)	1,143,000	1,872,004
Newalta Corp.	152,500	2,099,533
TransGlobe Energy Corp. (C)	167,200	1,324,389
Finland - 2.1%
Ramirent OYJ	192,881	1,910,191
Tieto OYJ (B)	66,900	1,432,571
France - 4.7%
Boiron SA	18,300	1,037,031
Cegid Group	30,000	610,406
Etablissements Maurel et Prom	106,900	1,818,200
Lagardere SCA	54,200	2,014,307
Societe BIC SA	9,900	1,056,454
Sopra Group SA	13,500	1,039,173
Germany - 4.3%
Bertrandt AG	13,800	1,587,310
Gerresheimer AG	46,900	2,677,820
Rheinmetall AG	23,000	1,089,375
TUI AG (C)	142,300	1,507,837
Hong Kong - 4.5%
AMVIG Holdings, Ltd.	1,684,000	651,018
First Pacific Co., Ltd.	2,916,000	4,043,241
Midland Holdings, Ltd.	2,674,000	1,233,600
Pacific Textile Holdings, Ltd.	1,005,000	1,240,685
Ireland - 2.6%
Dragon Oil PLC	149,800	1,472,939
Smurfit Kappa Group PLC	183,100	2,717,576
Israel - 0.8%
Israel Discount Bank, Ltd. - Class A (C)	747,100	1,253,086
Italy - 3.9%
Ansaldo STS SpA	162,700	1,678,789
Danieli & C Officine Meccaniche SpA - Class B	85,300	1,427,789
Pirelli & C. SpA (B)	153,100	1,589,814
Prysmian SpA	75,500	1,524,258
Japan - 24.3%
Air Water, Inc. (B)	130,500	2,108,401
Arcs Co., Ltd.	40,900	810,574
Avex Group Holdings, Inc.	59,200	1,690,040

	Shares	Value
Japan (continued)
Chugoku Marine Paints, Ltd.	275,000	$ 1,385,085
Daiichikosho Co., Ltd.	54,000	1,605,847
Fujimi, Inc.	113,700	1,519,732
HIS Co., Ltd.	37,900	1,632,867
Hoshizaki Electric Co., Ltd.	54,400	1,810,822
Kaken Pharmaceutical Co., Ltd. (B)	134,400	2,383,727
Kintetsu World Express, Inc. (B)	67,000	2,408,935
Miraca Holdings, Inc. (B)	31,100	1,550,454
Nakanishi, Inc.	11,800	1,510,632
Nitori Holdings Co., Ltd.	35,500	2,672,924
PanaHome Corp. (B)	185,500	1,459,491
Point, Inc. (B)	22,600	1,098,877
Rohto Pharmaceutical (B)	194,000	2,722,388
Ryohin Keikaku Co., Ltd. (B)	19,700	1,859,158
SKY Perfect JSAT Holdings, Inc. (B)	6,300	3,166,641
Sogo Medical Co., Ltd.	21,700	956,060
Toho Holdings Co., Ltd.	51,100	1,169,453
USS Co., Ltd. - REIT	24,600	3,151,808
Netherlands - 6.2%
BE Semiconductor Industries NV	147,200	1,376,371
BinckBank NV (B)	223,000	1,708,924
CSM	84,100	1,881,737
Delta Lloyd NV	141,100	2,703,706
Koninklijke Boskalis Westminster NV	54,600	2,274,011
Norway - 1.5%
ABG Sundal Collier Holding ASA	1,254,000	913,344
Norwegian Property ASA (B)	1,007,600	1,413,593
Philippines - 1.4%
Alliance Global Group, Inc.	3,838,000	2,209,927
Singapore - 2.2%
ARA Asset Management, Ltd. - 144A, Reg S	1,049,300	1,614,373
CWT, Ltd.	1,407,000	1,936,239
Sweden - 1.8%
Dios Fastigheter AB	226,039	1,391,589
Loomis AB - REIT	74,003	1,441,568
Switzerland - 4.9%
Aryzta AG (C)	22,500	1,396,268
GAM Holding AG (C)	263,390	4,645,726
Lonza Group AG (C)	13,900	967,977
PubliGroupe AG	5,100	740,482
United Kingdom - 16.0%
Beazley PLC	384,500	1,340,856
Berendsen PLC	156,700	1,882,776
Cape PLC	258,700	1,198,522
Catlin Group, Ltd.	195,000	1,591,756
Clarkson PLC	2,894	73,275
Consort Medical PLC	66,900	831,353
Dart Group PLC	204,000	513,351
Etalon Group, Ltd. - GDR, Reg S (C)	288,400	1,240,120
Greene King PLC	59,800	675,313
Inchcape PLC	410,700	3,196,183
Inmarsat PLC	134,000	1,503,876
International Personal Finance	367,600	2,912,158
Lancashire Holdings, Ltd.	99,800	1,312,281
Marston’s PLC	311,900	701,541
Northgate PLC	510,300	2,687,166
Rexam PLC	321,580	2,580,053
SDL PLC	69,800	394,554
Shanks Group PLC	750,000	952,398

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Shares	Value
United States - 1.5%
AerCap Holdings NV (C)	146,400	$ 2,323,368

Total Common Stocks (cost $145,204,179)		153,912,147

SECURITIES LENDING COLLATERAL - 5.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (A)	8,366,353	8,366,353

Total Securities Lending Collateral (cost $8,366,353)		8,366,353

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
State Street Bank & Trust Co. 0.03% (A), dated 04/30/2013, to be repurchased at $2,940,548 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027 and with a value of $2,999,922.	$ 2,940,545	2,940,545

Total Repurchase Agreement (cost $2,940,545)		2,940,545

Total Investment Securities (cost $158,306,700) (D)		167,150,300
Other Assets and Liabilities - Net		(7,705,121)

Net Assets		$ 159,445,179

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Media	6.4%	$10,665,364
Specialty Retail	5.6	9,423,842
Commercial Services & Supplies	5.6	9,409,767
Capital Markets	5.3	8,882,367
Insurance	4.2	6,948,599
Chemicals	4.1	6,857,822
Oil, Gas & Consumable Fuels	3.9	6,487,532
Pharmaceuticals	3.7	6,143,146
Containers & Packaging	3.6	5,948,647
Real Estate Management & Development	3.2	5,278,902
Consumer Finance	2.8	4,705,629
Hotels, Restaurants & Leisure	2.7	4,517,558
Air Freight & Logistics	2.6	4,345,174
Health Care Equipment & Supplies	2.6	4,273,240
Trading Companies & Distributors	2.5	4,233,559
Diversified Financial Services	2.4	4,043,241
Multiline Retail	2.4	3,958,623
Life Sciences Tools & Services	2.2	3,645,797
Construction & Engineering	2.2	3,622,616
Industrial Conglomerates	2.0	3,299,302
Food Products	2.0	3,278,005
Machinery	1.9	3,238,611
Distributors	1.9	3,196,183
Health Care Providers & Services	1.6	2,719,907
Road & Rail	1.6	2,687,166
Electronic Equipment & Instruments	1.6	2,657,408
IT Services	1.5	2,471,744
Gas Utilities	1.4	2,331,751
Food & Staples Retailing	1.1	1,766,634

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities		Value
Transportation Infrastructure	1.0%		$1,678,789
Auto Components	0.9		1,589,814
Professional Services	0.9		1,587,310
Electrical Equipment	0.9		1,524,258
Diversified Telecommunication Services	0.9		1,503,876
Household Durables	0.9		1,459,491
Semiconductors & Semiconductor Equipment	0.8		1,376,371
Commercial Banks	0.7		1,253,086
Textiles, Apparel & Luxury Goods	0.7		1,240,685
Software	0.6		1,004,960
Airlines	0.3		513,351
Marine	0.0	(E)	73,275

Investment Securities, at Value	93.2		155,843,402
Short-Term Investments	6.8		11,306,898

Total Investments	100.0%		$167,150,300

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at April 30, 2013.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $7,962,391. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.
(D)	Aggregate cost for federal income tax purposes is $158,306,700. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $13,208,022 and $4,364,422, respectively. Net unrealized appreciation for tax purposes is $8,843,600.
(E)	Percentage rounds to less than 0.1%.

DEFINITIONS :

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, these securities aggregated $1,614,373 or 1.01% of the fund’s net assets.
GDR	Global Depositary Receipt
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Preferred Stock	$—	$1,931,255	$—	$1,931,255
Common Stocks	8,859,414	145,052,733	—	153,912,147
Securities Lending Collateral	8,366,353	—	—	8,366,353
Repurchase Agreement	—	2,940,545	—	2,940,545
Total Investment Securities	$17,225,767	$149,924,533	$—	$167,150,300

Other Assets (G)
Foreign Currency	$45,522	$—	$—	$45,522
Total Other Assets	$45,522	$—	$—	$45,522

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (G)
Collateral for Securities on Loan	$—	$(8,366,353)	$—	$(8,366,353)
Total Other Liabilities	$—	$(8,366,353)	$—	$(8,366,353)

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(G)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Large Cap Growth

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 3.8%
Honeywell International, Inc.	51,034	$ 3,753,041
United Technologies Corp.	45,349	4,139,910
Airlines - 0.6%
Delta Air Lines, Inc. (A)	71,345	1,222,853
Beverages - 3.6%
Coca-Cola Co. (B)	178,839	7,570,255
Biotechnology - 4.2%
Biogen IDEC, Inc. (A)	20,385	4,462,888
Celgene Corp. (A)	36,159	4,269,293
Capital Markets - 1.4%
BlackRock, Inc. - Class A (B)	10,647	2,837,425
Chemicals - 3.2%
Eastman Chemical Co.	45,693	3,045,439
Monsanto Co.	33,170	3,543,219
Commercial Services & Supplies - 2.1%
ADT Corp. (A) (B)	14,540	634,526
Stericycle, Inc. (A) (B)	21,907	2,372,966
Tyco International, Ltd.	40,025	1,285,603
Communications Equipment - 1.7%
F5 Networks, Inc. - Class B (A) (B)	21,084	1,611,450
QUALCOMM, Inc.	31,200	1,922,544
Computers & Peripherals - 6.8%
Apple, Inc.	25,369	11,232,125
EMC Corp. (A)	130,899	2,936,064
Construction & Engineering - 0.8%
Fluor Corp.	28,237	1,608,944
Consumer Finance - 1.3%
American Express Co.	18,835	1,288,503
Discover Financial Services	35,095	1,535,055
Containers & Packaging - 1.5%
Ball Corp. (B)	70,030	3,089,724
Diversified Financial Services - 0.5%
NASDAQ OMX Group, Inc.	38,182	1,125,605
Diversified Telecommunication Services - 2.1%
Verizon Communications, Inc. (B)	80,254	4,326,493
Energy Equipment & Services - 3.4%
Cameron International Corp. (A) (B)	45,277	2,786,800
FMC Technologies, Inc. (A) (B)	19,854	1,078,072
Halliburton Co.	74,742	3,196,715
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	39,116	4,241,348
Food Products - 1.3%
ConAgra Foods, Inc.	76,035	2,689,358
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	101,437	3,745,054
Covidien PLC	47,561	3,036,294
Health Care Providers & Services - 2.4%
Express Scripts Holding Co. (A)	62,269	3,696,911
UnitedHealth Group, Inc.	20,983	1,257,511
Hotels, Restaurants & Leisure - 4.8%
Brinker International, Inc. (B)	73,039	2,841,217
Las Vegas Sands Corp.	76,810	4,320,563
Marriott International, Inc. - Class A (B)	63,754	2,745,247
Industrial Conglomerates - 1.5%
Danaher Corp. (B)	50,563	3,081,309
Insurance - 0.7%
ACE, Ltd.	15,848	1,412,691

	Shares	Value
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (A)	19,142	$ 4,858,431
Internet Software & Services - 3.7%
eBay, Inc. (A)	84,865	4,446,077
Google, Inc. - Class A (A)	4,050	3,339,509
IT Services - 6.6%
Accenture PLC - Class A	38,219	3,112,555
International Business Machines Corp.	18,812	3,810,182
Mastercard, Inc. - Class A	9,550	5,280,482
Teradata Corp. (A)	28,867	1,474,238
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	55,891	2,316,123
Machinery - 1.7%
Cummins, Inc.	28,110	2,990,623
Pentair, Ltd.	9,540	518,499
Media - 4.0%
Comcast Corp. - Class A	118,340	4,887,442
DIRECTV (A)	61,468	3,476,630
Oil, Gas & Consumable Fuels - 1.4%
Marathon Oil Corp.	45,074	1,472,567
Pioneer Natural Resources Co. (B)	11,947	1,460,282
Personal Products - 0.7%
Herbalife, Ltd. (B)	36,229	1,438,654
Pharmaceuticals - 1.7%
Allergan, Inc. (B)	30,806	3,498,021
Road & Rail - 2.4%
JB Hunt Transport Services, Inc. (B)	28,125	1,998,844
Union Pacific Corp.	20,025	2,962,899
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom Corp. - Class A	81,560	2,936,160
Software - 7.5%
Intuit, Inc. (B)	33,295	1,985,714
Microsoft Corp.	150,265	4,973,771
Oracle Corp.	211,833	6,943,886
VMware, Inc. - Class A (A) (B)	25,811	1,819,676
Specialty Retail - 6.0%
Dick’s Sporting Goods, Inc. (B)	62,736	3,017,602
Foot Locker, Inc.	83,652	2,916,945
Lowe’s Cos., Inc.	99,619	3,827,362
PetSmart, Inc. - Class A (B)	39,871	2,720,797
Tobacco - 5.0%
Altria Group, Inc.	109,327	3,991,529
Philip Morris International, Inc.	67,828	6,483,678

Total Common Stocks (cost $187,301,260)		204,902,193

INVESTMENT COMPANIES - 1.2%
Capital Markets - 1.2%
iShares Dow Jones US Real Estate Index Fund (B)	22,718	1,668,864
iShares Russell 1000 Growth Index Fund	10,577	770,852

Total Investment Companies (cost $2,145,989)		2,439,716

SECURITIES LENDING COLLATERAL - 16.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	34,385,443	34,385,443

Total Securities Lending Collateral (cost $34,385,443)		34,385,443

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Large Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.3%

State Street Bank & Trust Co.
0.03% (C), dated 04/30/2013, to be repurchased at $587,216 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 10/20/2027, and with a value of $599,068.

$ 587,215	$ 587,215

Total Repurchase Agreement (cost $587,215)	587,215

Total Investment Securities (cost $224,419,907) (D)	242,314,567
Other Assets and Liabilities - Net	(34,356,309)

Net Assets	$ 207,958,258

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $33,649,871. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at April 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $224,419,907. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $24,085,315 and $6,190,655, respectively. Net unrealized appreciation for tax purposes is $17,894,660.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Common Stocks	$204,902,193	$—	$—	$204,902,193
Investment Companies	2,439,716	—	—	2,439,716
Securities Lending Collateral	34,385,443	—	—	34,385,443
Repurchase Agreement	—	587,215	—	587,215
Total Investment Securities	$241,727,352	$587,215	$—	$242,314,567

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(34,385,443)	$—	$(34,385,443)
Total Other Liabilities	$—	$(34,385,443)	$—	$(34,385,443)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 0.9%
Exelis, Inc.	1,373,396	$ 15,340,833
Beverages - 3.7%
Molson Coors Brewing Co. - Class B	1,183,804	61,084,286
Chemicals - 3.5%
E.I. du Pont de Nemours & Co.	1,054,300	57,469,893
Commercial Banks - 8.6%
BankUnited, Inc.	1,023,705	25,950,922
CIT Group, Inc. (A)	1,295,673	55,079,059
Comerica, Inc. - Class A (B)	442,835	16,052,769
Wells Fargo & Co.	1,190,815	45,227,153
Communications Equipment - 2.2%
QUALCOMM, Inc.	590,819	36,406,267
Computers & Peripherals - 6.2%
Apple, Inc.	132,994	58,883,094
EMC Corp. (A)	1,998,005	44,815,252
Diversified Financial Services - 8.7%
Citigroup, Inc.	1,694,100	79,046,706
JPMorgan Chase & Co.	1,342,250	65,783,673
Diversified Telecommunication Services - 3.5%
Verizon Communications, Inc.	1,088,275	58,668,905
Electric Utilities - 2.8%
American Electric Power Co., Inc.	893,174	45,935,939
Electrical Equipment - 7.2%
Eaton Corp. PLC	1,561,074	95,865,554
Rockwell Automation, Inc. - Class B	287,530	24,376,794
Electronic Equipment & Instruments - 2.5%
Corning, Inc.	2,824,640	40,957,280
Food Products - 1.2%
Pinnacle Foods, Inc. (A) (B)	204,330	4,877,357
Smithfield Foods, Inc. (A)	597,947	15,307,443
Health Care Equipment & Supplies - 4.7%
Medtronic, Inc.	1,679,771	78,411,710
Household Products - 2.1%
Procter & Gamble Co.	466,198	35,790,020
Industrial Conglomerates - 4.4%
Danaher Corp.	256,400	15,625,016
General Electric Co.	2,562,229	57,112,084
Insurance - 3.5%
MetLife, Inc.	1,472,170	57,399,908
Life Sciences Tools & Services - 1.5%
Affymetrix, Inc. (A) (B)	2,742,645	9,983,228
Bio-Rad Laboratories, Inc. - Class A (A)	122,664	14,689,014
Metals & Mining - 2.8%
Cliffs Natural Resources, Inc. (B)	1,161,455	24,785,450
Freeport-McMoRan Copper & Gold, Inc.	690,330	21,006,742

	Shares	Value
Multi-Utilities - 2.9%
PG&E Corp.	988,300	$ 47,873,252
Multiline Retail - 6.2%
Macy’s, Inc.	1,171,050	52,228,830
Target Corp.	731,830	51,637,925
Oil, Gas & Consumable Fuels - 11.0%
Chevron Corp.	436,590	53,268,346
Exxon Mobil Corp.	417,843	37,183,849
Occidental Petroleum Corp.	573,385	51,180,345
Royal Dutch Shell PLC - Class A ADR	600,803	40,836,580
Pharmaceuticals - 9.2%
Merck & Co., Inc.	1,368,471	64,318,137
Pfizer, Inc.	3,063,095	89,044,172

Total Common Stocks (cost $1,440,498,917)		1,649,503,787

SECURITIES LENDING COLLATERAL - 2.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	35,840,776	35,840,776

Total Securities Lending Collateral (cost $35,840,776)		35,840,776

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co. 0.03% (C), dated 04/30/2013, to be repurchased at $27,697,419 on 05/01/2013. Collateralized by U.S. Government Agency Obligations, 2.00% - 2.50%, due 12/01/2027 - 12/15/2027, and with a total value of $28,251,969.	$ 27,697,396	27,697,396

Total Repurchase Agreement (cost $27,697,396)		27,697,396

Total Investment Securities (cost $1,504,037,089) (D)		1,713,041,959
Other Assets and Liabilities - Net		(52,186,213)

Net Assets		$ 1,660,855,746

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $34,781,393. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at April 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $1,504,037,089. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $218,025,820 and $9,020,950, respectively. Net unrealized appreciation for tax purposes is $209,004,870.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Common Stocks	$1,649,503,787	$—	$—	$1,649,503,787
Securities Lending Collateral	35,840,776	—	—	35,840,776
Repurchase Agreement	—	27,697,396	—	27,697,396
Total Investment Securities	$1,685,344,563	$27,697,396	$—	$1,713,041,959

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(35,840,776)	$—	$(35,840,776)
Total Other Liabilities	$—	$(35,840,776)	$—	$(35,840,776)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Money Market

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.5%
CCG Receivables Truste
Series 2013-1, Class A1
0.37%, 04/14/2014 - 144A	$ 2,200,000	$ 2,200,000

Total Asset-Backed Securities (cost $2,200,000)		2,200,000

CORPORATE DEBT SECURITIES - 2.8%
Commercial Banks - 2.2%
Deutsche Bank AG, Series GMTN
4.88%, 05/20/2013	5,000,000	5,011,692
Svenska Handelsbanken
0.83%, 09/25/2013 (A)	4,300,000	4,307,643
Diversified Financial Services - 0.6%
JPMorgan Chase & Co., Series MTN
1.03%, 09/30/2013 (A)	2,700,000	2,708,687

Total Corporate Debt Securities (cost $12,028,022)		12,028,022

CERTIFICATES OF DEPOSIT - 3.7%
Automobiles - 0.5%
Prestige Auto Receivables Trust
0.28%, 04/15/2014 (B)	2,000,000	2,000,000
Commercial Banks - 3.2%
Bank of Nova Scotia
0.29%, 04/09/2014 (B)	3,000,000	3,000,000
Barclays Bank PLC
0.58%, 10/02/2013 - 144A (B) (C)	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB
0.58%, 06/07/2013 (B)	6,000,000	6,000,000

Total Certificates of Deposit (cost $16,000,000)		16,000,000

COMMERCIAL PAPER - 64.4%
Capital Markets - 6.0%
Royal Park Investments Funding Corp.
0.43%, 05/21/2013 - 144A (B)	10,000,000	9,997,611
0.80%, 07/08/2013 - 144A (B)	16,000,000	15,975,823
Chemicals - 0.3%
Ecolab, Inc.
0.29%, 05/16/2013 - 144A (B)	1,250,000	1,249,849
Commercial Banks - 23.8%
DNB Bank ASA
0.26%, 07/22/2013 - 144A (B)	8,300,000	8,295,085
Hess Corp.
0.33%, 12/02/2013 (B)	3,500,000	3,500,019
HSBC USA, Inc.
0.24%, 05/23/2013 (B)	6,000,000	5,999,120
0.25%, 06/04/2013 (B)	5,000,000	4,998,819
Mizuho Funding LLC
0.33%, 07/08/2013 - 144A (B)	20,000,000	19,987,722
National Australia Funding Delaware, Inc.
0.24%, 08/05/2013 - 144A (B)	10,000,000	9,993,600
Skandinaviska Enskilda Banken AB
0.25%, 07/02/2013 - 144A (B)	10,000,000	9,995,694
0.29%, 08/26/2013 - 144A (B)	8,000,000	7,992,460
Straight-A Funding LLC
0.14%, 06/05/2013 (B)	5,000,000	4,999,320
Sumitomo Mitsui Banking Corp.
0.22%, 07/11/2013 - 144A (B)	8,000,000	7,996,529

	Principal	Value
Commercial Banks (continued)
Swedbank AB
0.27%, 06/28/2013 (B)	$ 1,500,000	$ 1,499,348
0.28%, 06/27/2013 (B)	5,000,000	4,997,823
0.32%, 05/02/2013 (B)	3,000,000	2,999,973
Westpac Banking Corp.
0.34%, 01/10/2014 - 144A (B)	4,500,000	4,500,000
Westpac Securities NZ, Ltd.
0.29%, 06/05/2013 - 144A (B)	5,000,000	4,998,590
Diversified Financial Services - 32.1%
CAFCO LLC
0.30%, 06/26/2013 - 144A (B)	5,000,000	4,997,667
0.31%, 05/31/2013 - 144A (B)	7,700,000	7,698,011
0.34%, 05/29/2013 - 144A (B)	10,000,000	9,997,355
CIESCO LLC
0.27%, 05/20/2013 - 144A (B)	5,000,000	4,999,287
0.28%, 05/02/2013 - 144A (B)	4,800,000	4,799,963
0.32%, 06/24/2013 - 144A (B)	5,000,000	4,997,600
Harley-Davidson Financial Services, Inc.
0.27%, 05/06/2013 - 144A (B)	2,000,000	1,999,925
ING US Funding LLC
0.27%, 05/03/2013 (B)	15,000,000	14,999,775
Kells Funding LLC
0.24%, 07/01/2013 - 144A (B)	10,000,000	9,995,933
0.27%, 05/07/2013 (B)	10,000,000	9,999,550
0.28%, 11/04/2013 - 144A (B)	4,000,000	3,999,197
0.31%, 05/02/2013 (B)	7,000,000	6,999,940
Mont Blanc Capital Corp.
0.29%, 05/03/2013 - 06/11/2013 - 144A (B)	17,750,000	17,747,201
0.30%, 05/03/2013 - 144A (B)	3,000,000	2,999,950
Natixis US Finance Co. LLC
0.15%, 05/02/2013 (B)	20,000,000	19,999,917
Nordea North America, Inc.
0.24%, 06/24/2013 (B)	2,000,000	1,999,280
Svenska Handelsbanken, Inc.
0.25%, 07/12/2013 - 144A (B)	10,000,000	9,995,000
Electric Utilities - 1.2%
American Electric Power Co., Inc.
0.30%, 05/03/2013 - 144A (B)	2,200,000	2,199,963
OGE Energy Corp.
0.30%, 05/08/2013 - 144A (B)	2,000,000	1,999,883
Westar Energy, Inc.
0.28%, 05/08/2013 - 144A (B)	1,000,000	999,946
Independent Power Producers & Energy Traders - 0.5%
Southern Power Co.
0.30%, 05/20/2013 - 144A (B)	2,000,000	1,999,683
Multi-Utilities - 0.5%
Dominion Resources, Inc.
0.29%, 05/28/2013 - 144A (B)	2,050,000	2,049,554

Total Commercial Paper (cost $277,451,965)		277,451,965

DEMAND NOTE - 1.1%
Capital Markets - 1.1%
Goldman Sachs Co. Promissory Note
0.48%, 07/19/2013 (B) (C)	4,500,000	4,500,000

Total Demand Note (cost $4,500,000)		4,500,000

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Money Market

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 27.4%

Goldman Sachs & Co.
0.16% (B), dated 04/30/2013, to be repurchased at $23,800,106 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 03/01/2032, and with a value of $24,276,000.

	$ 23,800,000	$ 23,800,000
JP Morgan Securities, Inc. 0.09% (B), dated 04/22/2013, to be repurchased at $94,001,567 on 05/01/2013. Collateralized by a U.S. Government Obligation, 0.38%, due 07/31/2013, and with a value of $94,004,720.	94,000,000	94,000,000
State Street Bank & Trust Co. 0.03% (B), dated 04/30/2013, to be repurchased at $289,565 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.05%, due 01/01/2042, and with a value of $297,572.	289,564	289,564

Total Repurchase Agreements (cost $118,089,564)		118,089,564

Total Investment Securities (cost $430,269,551) (D)		430,269,551
Other Assets and Liabilities - Net		421,582

Net Assets		$ 430,691,133

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of April 30, 2013.
(B)	Rate shown reflects the yield at April 30, 2013.
(C)	Illiquid. Total aggregate market value of illiquid securities is $9,500,000, or 2.21% of the fund’s net assets.
(D)	Aggregate cost for federal income tax purposes is $430,269,551.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, these securities aggregated $201,659,081 or 46.82% of the fund’s net assets.
GMTN	Global Medium Term Note
MTN	Medium Term Note

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Money Market

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Asset-Backed Securities	$—	$2,200,000	$—	$2,200,000
Corporate Debt Securities	—	12,028,022	—	12,028,022
Certificates of Deposit	—	16,000,000	—	16,000,000
Commercial Paper	—	277,451,965	—	277,451,965
Demand Note	—	4,500,000	—	4,500,000
Repurchase Agreements	—	118,089,564	—	118,089,564
Total Investment Securities	$—	$430,269,551	$—	$430,269,551

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 1.4%
U.S. Treasury Bond
2.75%, 08/15/2042 - 11/15/2042	$ 390,000	$ 378,710
3.13%, 02/15/2043 (A)	1,570,000	1,644,820
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042 (A)	503,318	546,100
U.S. Treasury Note
0.13%, 04/30/2015	150,000	149,742
0.25%, 04/15/2016 (B)	460,000	459,210
0.63%, 04/30/2018	370,000	369,046
1.63%, 11/15/2022	513,000	512,279
2.00%, 02/15/2023 (B)	1,429,000	1,470,754

Total U.S. Government Obligations (cost $5,416,412)		5,530,661

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.9%
Fannie Mae
Zero Coupon, 10/09/2019	435,000	387,499
2.10%, 02/01/2043 (C)	556,402	579,050
2.50%, 12/01/2027	97,300	102,020
3.00%, 02/01/2028 - 05/01/2043	5,675,264	5,949,790
3.33%, 06/01/2041 (C)	197,177	208,680
3.50%, 07/01/2027 - 03/01/2043	3,801,645	4,047,773
3.50%, 09/01/2041 (C)	145,414	153,764
4.00%, 02/01/2025 - 01/01/2043	3,349,195	3,594,061
4.50%, 02/01/2025 - 08/01/2042	3,485,377	3,755,861
5.00%, 05/01/2018 - 08/01/2041	1,614,468	1,758,628
5.50%, 07/01/2019 - 11/01/2038	3,277,393	3,618,609
6.00%, 08/01/2036 - 10/01/2040	1,272,218	1,399,837
6.50%, 05/01/2040	894,329	1,004,335
Fannie Mae, IO
2.40%, 01/25/2022 (C) (D)	580,000	85,006
Fannie Mae, TBA
3.00%	2,300,000	2,416,156
4.00%	200,000	213,812
4.50%	2,900,000	3,123,160
5.00%	100,000	108,281
6.00%	300,000	327,750
Freddie Mac
2.62%, 01/25/2023	530,000	539,538
3.00%, 03/01/2043 - 04/01/2043	3,292,329	3,439,117
3.97%, 01/25/2021 (C)	420,000	477,065
4.00%, 09/01/2040 - 06/01/2041	206,125	221,705
4.50%, 10/01/2041	1,382,059	1,480,059
5.00%, 04/01/2018 - 03/01/2038	157,535	169,083
5.50%, 09/01/2018 - 11/01/2018	45,437	48,679
Freddie Mac, IO
1.40%, 11/25/2019 (C)	6,190,000	463,049
1.44%, 08/25/2022 (C)	1,158,228	113,499
1.65%, 06/25/2022 (C)	1,771,220	196,109
1.69%, 12/25/2018 (C)	849,435	64,605
1.92%, 05/25/2019 (C)	717,992	66,187
Freddie Mac, TBA
3.00%	1,500,000	1,562,578
3.50%	4,250,000	4,518,283
4.00%	1,600,000	1,706,500
4.50%	300,000	321,187
5.00%	1,200,000	1,288,500
5.50%	900,000	971,859

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FREMF Mortgage Trust
1.00%, 12/25/2045 (D)	$ 210,000	$ 214,520
3.68%, 08/25/2045 - 144A (C)	160,000	166,412
3.78%, 10/25/2045 - 144A (C)	120,000	123,467
4.16%, 11/25/2044 - 144A (C)	55,000	56,566
Ginnie Mae
4.00%, 08/20/2042 - 09/15/2042	1,158,402	1,265,668
4.50%, 05/20/2041 - 02/15/2042	3,034,733	3,338,810
5.00%, 12/15/2038 - 12/15/2040	396,131	434,283
Ginnie Mae, IO
1.01%, 02/16/2053 (C)	996,228	85,874
Ginnie Mae, TBA
3.00%	1,460,000	1,553,531
3.50%	2,300,000	2,493,344
4.00%	900,000	978,047
4.50%	600,000	654,469
5.00%	1,100,000	1,201,406
5.50%	500,000	546,328

Total U.S. Government Agency Obligations (cost $63,002,128)		63,594,399

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Argentine Republic Government International Bond
2.50%, 12/31/2038 (B) (E)	25,000	8,313
2.50%, 12/31/2038 (E)	100,000	33,250
Brazilian Government International Bond
7.13%, 01/20/2037	100,000	146,750
Italy Buoni Poliennali del Tesoro
4.75%, 06/01/2017	EUR 125,000	178,563
5.25%, 08/01/2017	615,000	897,468
Mexico Government International Bond
5.13%, 01/15/2020	$ 340,000	406,300
Poland Government International Bond
6.38%, 07/15/2019	80,000	99,168
Republic of South Africa
5.50%, 03/09/2020	180,000	211,950
Russian Federation
7.50%, 03/31/2030 - Reg S (E)	476,800	599,814
Turkey Government International Bond
4.88%, 04/16/2043 (B)	200,000	205,500
5.63%, 03/30/2021	145,000	170,012
6.25%, 09/26/2022	200,000	246,500

Total Foreign Government Obligations (cost $2,932,505)		3,203,588

MORTGAGE-BACKED SECURITIES - 5.8%
American General Mortgage Loan Trust Series 2009-1, Class A6 5.75%, 09/25/2048 - 144A (C)	1,060,000	1,094,181
Banc of America Large Loan, Inc.
Series 2010-HLTN, Class HLTN
2.50%, 11/15/2015 - 144A (C)	594,385	598,980
Series 2010-UB4, Class A4A
5.03%, 12/20/2041 - 144A (C)	314,006	326,931
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-1, Class AMFX
5.48%, 01/15/2049 (C)	20,000	22,134

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Merrill Lynch Commercial Mortgage, Inc. (continued)
Series 2007-3, Class AM
5.80%, 06/10/2049 (C)	$ 170,000	$ 194,117
Banc of America Re-REMIC Trust
Series 2012-CLRN, Class A
1.35%, 08/15/2029 - 144A (C)	122,000	122,991
BB-UBS Trust, IO
Series 2012-SHOW, Class XA
0.73%, 11/05/2036 - 144A (C)	3,045,000	191,025
BCAP LLC Trust
Series 2009-RR10, Class 2A1
3.12%, 08/26/2035 - 144A (C)	437,651	430,870
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A (C)	136,963	137,835
Series 2009-RR14, Class 1A1
6.01%, 05/26/2037 - 144A (C)	452,436	483,048
Series 2009-RR3, Class 2A1
4.59%, 05/26/2037 - 144A (C)	36,328	36,391
Series 2009-RR6, Class 2A1
2.95%, 08/26/2035 - 144A (C)	314,822	287,949
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (C)	458,032	476,778
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A (C)	148,443	154,090
COMM Mortgage Trust
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 - 144A (C)	100,000	112,381
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class AM
5.35%, 12/10/2046	190,000	213,314
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 - 144A	380,000	391,037
Series 2013-GAM, Class A2
3.37%, 02/10/2028 - 144A	210,000	219,668
Commercial Mortgage Pass-Through Certificates, IO
Series 2012-CR1, Class XA
2.43%, 05/15/2045 (C)	1,832,659	253,054
Series 2013-CR7, Class XA
1.63%, 03/10/2046 (C)	3,054,500	311,177
Series 2013-LC6, Class XA
1.96%, 01/10/2046 (C)	3,109,704	345,441
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C3, Class AJ
4.77%, 07/15/2037	35,000	36,294
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, 09/15/2039	584,641	656,590
Series 2007-C4, Class A3
5.96%, 09/15/2039 (C)	765,000	800,139
Series 2007-TF2A, Class A3
0.47%, 04/15/2022 - 144A (C)	175,000	163,895
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	192,207	199,105
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 - 144A (C)	291,095	302,135

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 - 144A	$ 199,903	$ 203,959
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 - 144A (C)	585,000	679,269
DBRR Trust
Series 2011-C32, Class A3A
5.92%, 06/17/2049 - 144A (C)	150,000	173,824
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	636,029	637,423
Extended Stay America Trust
Series 2013-ESH7, Class A27
2.96%, 12/05/2031 - 144A	165,000	169,238
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4
5.74%, 12/10/2049	80,000	93,195
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (C)	140,000	160,630
Series 2007-GG9, Class AM
5.48%, 03/10/2039	220,000	247,691
GS Mortgage Securities Corp. II
Series 2013-KING, Class E
3.55%, 12/10/2027 - 144A (C)	320,000	292,083
GS Mortgage Securities Corp. II, IO
Series 2013-GC10, Class XA
1.93%, 02/10/2046 (C)	2,433,627	296,971
Series 2013-KYO, Class XB1
3.25%, 11/08/2029 - 144A (C)	1,271,000	86,906
GS Mortgage Securities Trust
Series 2006-GG8, Class AJ
5.62%, 11/10/2039	255,000	251,104
Series 2006-GG8, Class AM
5.59%, 11/10/2039	60,000	68,252
Series 2007-GG10, Class A4
5.98%, 08/10/2045 (C)	90,000	103,573
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
2.88%, 12/26/2037 - 144A (C)	281,525	282,596
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	197,063	206,662
Series 2009-R7, Class 12A1
5.33%, 08/26/2036 - 144A (C)	212,091	208,331
Series 2009-R7, Class 1A1
2.53%, 02/26/2036 - 144A (C)	497,292	486,211
Series 2009-R7, Class 4A1
2.91%, 09/26/2034 - 144A (C)	371,829	360,674
Series 2009-R9, Class 1A1
2.67%, 08/26/2046 - 144A (C)	297,686	300,500
Series 2010-R2, Class 1A1
6.00%, 05/26/2036 - 144A	346,507	359,631
Series 2010-R3, Class 1A1
3.02%, 03/21/2036 - 144A (C)	250,957	259,375
Series 2010-R6, Class 1A1
4.00%, 09/26/2037 - 144A	121,974	123,287
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	603,135	615,099

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. (continued)
Series 2006-CB14, Class AM
5.63%, 12/12/2044 (C)	$ 100,000	$ 107,859
Series 2007-CB20, Class AM
6.08%, 02/12/2051 (C)	360,000	426,107
Series 2008-C2, Class ASB
6.13%, 02/12/2051 (C)	184,936	200,651
Series 2010-C1, Class B
5.95%, 06/15/2043 - 144A	370,000	455,997
Series 2013-C10, Class C
4.30%, 12/15/2047 (C)	160,000	167,130
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2012-CBX, Class XA
2.21%, 06/15/2045 (C)	988,387	113,185
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.36%, 01/27/2047 - 144A (C)	187,306	189,406
Series 2010-4, Class 7A1
1.87%, 08/26/2035 - 144A (C)	279,119	276,215
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class C
4.93%, 12/15/2039 (C)	605,000	633,388
Series 2005-C2, Class AJ
5.21%, 04/15/2030 (C)	125,000	133,005
Series 2007-C7, Class A3
5.87%, 09/15/2045 (C)	154,056	177,824
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.45%, 11/12/2037 (C)	300,000	319,485
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049	720,000	835,089
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class A2FX
5.76%, 04/12/2049 (C)	222,218	228,720
Series 2007-HQ12, Class AM
5.76%, 04/12/2049 (C)	335,000	371,053
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	110,000	123,984
Series 2007-IQ15, Class AM
6.09%, 06/11/2049 (C)	190,000	215,266
Morgan Stanley Capital I Trust, IO
Series 2012-C4, Class XA
2.87%, 03/15/2045 - 144A (C)	1,581,029	226,093
Morgan Stanley Re-REMIC Trust
1.00%, 03/27/2051	100,000	97,105
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	53,008	53,489
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	207,415	210,073
Morgan Stanley Re-REMIC Trust, IO
Series 2012-C4, Class XA
1.00%, 03/27/2051 - 144A (C)	110,982	110,882
Motel 6 Trust
Series 2012-MTL6, Class B
2.74%, 10/05/2025 - 144A	350,000	356,330

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.59%, 01/11/2037 - 144A (C)	$ 410,000	$ 385,915
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025 - 144A	115,113	115,086
STRIPs, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 - 144A	352,713	348,833
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class B
5.42%, 07/15/2042 (C)	320,000	337,231
Series 2007-C33, Class A4
6.12%, 02/15/2051	230,000	264,209
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A	221,999	222,207
WF-RBS Commercial Mortgage Trust, IO
Series 2012-C10, Class XA
2.00%, 12/15/2045 - 144A (C)	1,930,315	240,065

Total Mortgage-Backed Securities (cost $22,356,916)		23,169,916

ASSET-BACKED SECURITIES - 4.8%
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017	200,000	209,094
Series 2012-2, Class C
2.64%, 10/10/2017	125,000	128,677
Series 2012-3, Class C
2.42%, 05/08/2018	120,000	123,369
Series 2012-4, Class B
1.31%, 11/08/2017	75,000	75,572
Series 2012-4, Class C
1.93%, 08/08/2018	125,000	126,949
Series 2012-5, Class C
1.69%, 11/08/2018	140,000	141,519
Series 2013-2, Class C
1.79%, 03/08/2019	320,000	321,117
AUTO Asset-Backed Securities Srl
Series 2012-2, Class A
2.80%, 04/27/2025 - Reg S	EUR 217,323	289,887
CarMax Auto Owner Trust
Series 2012-1, Class D
3.09%, 08/15/2018	$ 50,000	51,747
Chesapeake Funding LLC
Series 2012-1A, Class B
1.80%, 11/07/2023 - 144A (C)	200,000	201,673
Credit Acceptance Auto Loan Trust
Series 2012-2A, Class A
1.52%, 03/16/2020 - 144A	250,000	251,849
Series 2013-1A, Class A
1.21%, 10/15/2020 - 144A	250,000	249,967
DT Auto Owner Trust
Series 2012-1A, Class B
2.26%, 10/16/2017 - 144A	250,000	251,249

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
DT Auto Owner Trust (continued)
Series 2012-1A, Class C
3.38%, 10/16/2017 - 144A	$ 250,000	$ 253,085
Series 2012-1A, Class D
4.94%, 07/16/2018 - 144A	250,000	257,753
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class C
2.07%, 09/15/2015 - 144A	110,000	110,542
Series 2010-5, Class D
2.41%, 09/15/2015 - 144A	60,000	60,260
Series 2011-2, Class C
2.37%, 09/15/2015	140,000	140,663
Series 2011-2, Class D
2.86%, 09/15/2015	95,000	95,589
Series 2012-1, Class C
1.70%, 01/15/2016 (C)	160,000	160,921
Series 2012-1, Class D
2.30%, 01/15/2016 (C)	145,000	145,780
Series 2012-2, Class D
3.50%, 01/15/2019	100,000	105,667
Series 2012-4, Class C
1.39%, 09/15/2016	100,000	100,599
Series 2012-4, Class D
2.09%, 09/15/2016	155,000	155,932
Series 2012-5, Class C
2.14%, 09/15/2019	100,000	100,643
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class A1
1.34%, 10/15/2043 - 144A	100,000	100,260
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	200,000	203,812
Series 2012-T2, Class B2
2.48%, 10/15/2045 - 144A	160,000	163,200
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	460,000	463,726
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018	95,000	97,208
JGWPT XXIV LLC
Series 2011-2A, Class A
4.94%, 09/15/2056 - 144A	447,512	523,018
Nelnet Student Loan Trust
Series 2008-3, Class A4
1.94%, 11/25/2024 (C)	205,000	218,164
PFS Financing Corp.
Series 2012-AA, Class A
1.40%, 02/15/2016 - 144A (C)	160,000	160,943
Prestige Auto Receivables Trust
Series 2013-1A, Class A2
1.09%, 02/15/2018 - 144A	200,000	200,109
Series 2013-1A, Class A3
1.33%, 05/15/2019 - 144A	110,000	110,136
Santander Drive Auto Receivables Trust
Series 2011-S1A, Class B
1.48%, 07/15/2013 - 144A	274,362	275,404
Series 2012-1, Class B
2.72%, 05/16/2016	80,000	81,908

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2012-1, Class C
3.78%, 11/15/2017	$ 110,000	$ 115,059
Series 2012-2, Class C
3.20%, 02/15/2018	310,000	321,093
Series 2012-3, Class B
1.94%, 12/15/2016	255,000	259,031
Series 2012-3, Class C
3.01%, 04/16/2018	350,000	363,473
Series 2012-4, Class C
2.94%, 12/15/2017	230,000	239,137
Series 2012-5, Class B
1.56%, 08/15/2018	290,000	293,211
Series 2012-5, Class C
2.70%, 08/15/2018	140,000	144,045
Series 2012-6, Class B
1.33%, 05/15/2017	150,000	150,994
Series 2012-6, Class C
1.94%, 03/15/2018	105,000	106,536
Series 2012-AA, Class B
1.21%, 10/16/2017 - 144A	380,000	381,352
Series 2012-AA, Class C
1.78%, 11/15/2018 - 144A	700,000	707,157
Series 2013-2, Class B
1.33%, 03/15/2018	370,000	370,630
Series 2013-2, Class C
1.95%, 03/15/2019	610,000	611,822
Scholar Funding Trust
Series 2013-A, Class A
0.85%, 01/30/2045 - 144A (C)	687,348	684,237
SLM Student Loan Trust
Series 2004-B, Class A2
0.48%, 06/15/2021 (C)	486,467	479,178
Series 2005-B, Class A2
0.46%, 03/15/2023 (C)	318,936	313,526
Series 2011-B, Class A2
3.74%, 02/15/2029 - 144A	100,000	109,150
Series 2011-C, Class A2B
4.54%, 10/17/2044 - 144A	140,000	157,170
Series 2012-A, Class A1
1.60%, 08/15/2025 - 144A (C)	93,430	94,832
Series 2012-A, Class A2
3.83%, 01/17/2045 - 144A	120,000	131,799
Series 2012-B, Class A2
3.48%, 10/15/2030 - 144A	400,000	428,262
Series 2012-C, Class A1
1.30%, 08/15/2023 - 144A (C)	214,842	216,874
Series 2012-C, Class A2
3.31%, 10/15/2046 - 144A	430,000	460,490
Series 2012-D, Class A2
2.95%, 02/15/2046 - 144A	520,000	548,370
Series 2012-E, Class A1
0.95%, 10/16/2023 - 144A (C)	204,758	205,708
Series 2013-A, Class A2A
1.77%, 05/17/2027 - 144A	550,000	554,598
Series 2013-A, Class A2B
1.25%, 05/17/2027 - 144A (C)	470,000	469,999

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2013-B, Class A2A
1.86%, 05/15/2030 - 144A (F)	$ 705,000	$ 704,877
SpringCastle SPV
Series 2013-1A, Class A
3.75%, 04/03/2021 - 144A	820,000	825,330
TAL Advantage LLC
Series 2011-1A, Class A
4.60%, 01/20/2026 - 144A	887,375	913,585
World Financial Network Credit Card Master Trust
Series 2010-A, Class B
6.75%, 04/15/2019	170,000	189,437
Series 2012-C, Class A
2.23%, 08/15/2022	360,000	372,921
Series 2012-D, Class A
2.15%, 04/17/2023	455,000	466,123

Total Asset-Backed Securities (cost $18,779,731)		19,097,997

PREFERRED CORPORATE DEBT SECURITIES - 0.1%
Commercial Banks - 0.0% (G)
Fifth Third Capital Trust IV
6.50%, 04/15/2067 (C)	155,000	155,484
Insurance - 0.1%
MetLife Capital Trust IV
7.88%, 12/15/2037 - 144A	275,000	345,125

Total Preferred Corporate Debt Securities (cost $455,744)		500,609

CORPORATE DEBT SECURITIES - 11.5%
Biotechnology - 0.0% (G)
Amgen Inc	120,000	143,228
5.38%, 05/15/2043 (B)
Capital Markets - 0.3%
Goldman Sachs Group, Inc.
3.63%, 01/22/2023	565,000	586,100
5.75%, 01/24/2022	93,000	111,042
Morgan Stanley
2.13%, 04/25/2018	585,000	586,292
Chemicals - 0.3%
CF Industries, Inc.
7.13%, 05/01/2020	410,000	512,616
LyondellBasell Industries NV
5.00%, 04/15/2019	600,000	683,753
Commercial Banks - 0.3%
Caixa Economica Federal
2.38%, 11/06/2017 - 144A	150,000	146,475
3.50%, 11/07/2022 - 144A (B)	150,000	146,625
HSBC Bank Brasil SA - Banco Multiplo
4.00%, 05/11/2016 - 144A	610,000	629,825
Sberbank of Russia Via SB Capital SA
6.13%, 02/07/2022 - Reg S	200,000	228,250
Wells Fargo & Co.
3.45%, 02/13/2023	203,000	207,140
Commercial Services & Supplies - 0.1%
United Rentals North America, Inc.
7.63%, 04/15/2022	290,000	332,775

	Principal	Value
Communications Equipment - 0.0% (G)
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85%, 04/15/2023 - 144A	$ 152,000	$ 156,745
Computers & Peripherals - 0.1%
Apple, Inc.
2.40%, 05/03/2023	300,000	299,892
3.85%, 05/04/2043	80,000	80,412
Consumer Finance - 0.0% (G)
SLM Corp, Series MTN
4.63%, 09/25/2017	39,000	40,565
Containers & Packaging - 0.4%
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.
7.00%, 11/15/2020 - 144A	340,000	359,550
Rexam PLC
6.75%, 06/01/2013 - 144A	1,121,000	1,123,457
Rock Tenn Co.
3.50%, 03/01/2020	72,000	74,860
4.00%, 03/01/2023	219,000	227,573
Distributors - 0.1%
VWR Funding, Inc.
7.25%, 09/15/2017 - 144A (B)	411,000	437,715
Diversified Financial Services - 1.7%
Bank of America Corp.
2.00%, 01/11/2018 (B)	480,000	481,537
3.88%, 03/22/2017	123,000	132,690
5.70%, 01/24/2022	498,000	593,564
6.50%, 08/01/2016	95,000	109,574
Bank of America Corp., Series GMTN
5.65%, 05/01/2018	1,040,000	1,207,332
Bank of America Corp., Series MTN
3.30%, 01/11/2023 (B)	350,000	354,490
Citigroup, Inc.
4.45%, 01/10/2017	80,000	88,467
4.59%, 12/15/2015	1,449,000	1,578,919
5.35%, 05/15/2023 (C) (H)	190,000	190,524
Ford Motor Credit Co., LLC
4.25%, 09/20/2022 (B)	400,000	422,979
5.00%, 05/15/2018	400,000	446,054
6.63%, 08/15/2017	200,000	235,101
General Electric Capital Corp., Series GMTN
3.10%, 01/09/2023	285,000	289,172
JPMorgan Chase & Co.
3.20%, 01/25/2023	225,000	230,583
3.25%, 09/23/2022	120,000	122,881
5.15%, 05/01/2023 (C) (H)	115,000	116,869
Novus USA Trust
1.59%, 02/28/2014 - 144A (C)	280,000	280,000
Diversified Telecommunication Services - 0.5%
AT&T, Inc.
4.30%, 12/15/2042 - 144A	120,000	117,591
5.35%, 09/01/2040	175,000	197,590
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	170,000	187,000
Level 3 Financing, Inc.
8.13%, 07/01/2019	400,000	441,000

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Diversified Telecommunication Services (continued)
Sprint Capital Corp.
6.88%, 11/15/2028	$ 135,000	$ 138,038
Verizon Communications, Inc.
3.85%, 11/01/2042 (B)	550,000	504,376
Virgin Media Secured Finance PLC
6.50%, 01/15/2018	225,000	239,625
Electric Utilities - 1.1%
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	117,000	136,760
8.88%, 11/15/2018	25,000	33,405
Duke Energy Carolinas LLC
4.25%, 12/15/2041	125,000	133,126
Electricite de France SA
5.25%, 01/29/2023 - 144A (B) (C) (H)	125,000	125,734
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
10.00%, 12/01/2020	500,000	572,500
Florida Power & Light Co.
5.95%, 02/01/2038	150,000	201,363
Georgia Power Co.
3.00%, 04/15/2016 (B)	365,000	388,827
Hydro-Quebec
8.05%, 07/07/2024	1,900,000	2,815,779
Jersey Central Power & Light Co.
7.35%, 02/01/2019	105,000	133,648
Energy Equipment & Services - 0.5%
Enterprise Products Operating LLC
4.45%, 02/15/2043	100,000	101,275
Noble Holding International, Ltd.
5.25%, 03/15/2042	140,000	142,465
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021 - 144A	425,000	439,875
Transocean, Inc.
2.50%, 10/15/2017 (B)	350,000	356,544
5.05%, 12/15/2016	180,000	200,740
6.00%, 03/15/2018	787,000	909,797
Food & Staples Retailing - 0.1%
Wal-Mart Stores Inc
4.00%, 04/11/2043	484,000	499,136
Food Products - 0.1%
Kraft Foods Group, Inc.
5.00%, 06/04/2042 (B)	69,000	78,192
Mondelez International, Inc.
6.50%, 08/11/2017	125,000	150,893
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
6.00%, 01/15/2020	110,000	129,853
6.25%, 11/15/2015	433,000	484,615
Health Care Providers & Services - 0.2%
Coventry Health Care, Inc.
5.45%, 06/15/2021 (B)	164,000	195,419
HCA, Inc.
7.25%, 09/15/2020	150,000	166,313
Tenet Healthcare Corp.
6.25%, 11/01/2018 (B)	165,000	186,037
UnitedHealth Group, Inc.
3.38%, 11/15/2021	55,000	58,901
WellPoint, Inc.
3.70%, 08/15/2021	108,000	115,631

	Principal	Value
Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Operating Co., Inc.
11.25%, 06/01/2017	$ 410,000	$ 433,575
Insurance - 0.9%
Allianz Finance II BV, Series EMTN
5.75%, 07/08/2041 (C)	EUR 100,000	154,779
American International Group, Inc.
3.80%, 03/22/2017	$ 296,000	321,160
4.88%, 06/01/2022 (B)	315,000	362,840
8.18%, 05/15/2068 (C)	55,000	74,388
American International Group, Inc., Series GMTN
5.45%, 05/18/2017	165,000	188,873
AXA SA, Series EMTN
5.25%, 04/16/2040 (C)	EUR 100,000	139,660
Manulife Financial Corp.
3.40%, 09/17/2015	$ 145,000	153,133
Metropolitan Life Global Funding I
3.88%, 04/11/2022 - 144A	650,000	707,862
Muenchener Rueckversicherungs AG, Series EMTN
6.00%, 05/26/2041 - Reg S (C)	EUR 100,000	157,750
Prudential Financial, Inc.
5.20%, 03/15/2044 (C)	$ 10,000	10,175
5.88%, 09/15/2042 (B) (C)	143,000	154,529
Prudential Financial, Inc., Series MTN
4.50%, 11/15/2020	108,000	123,185
4.75%, 09/17/2015	263,000	286,509
5.38%, 06/21/2020 (B)	210,000	248,989
7.38%, 06/15/2019 (B)	175,000	225,538
XL Group PLC
6.50%, 04/15/2017 (B) (C) (H)	285,000	280,013
Marine - 0.1%
DP World Sukuk, Ltd.
6.25%, 07/02/2017 - Reg S	200,000	224,000
Media - 1.2%
CBS Corp.
4.63%, 05/15/2018 (B)	70,000	78,835
5.75%, 04/15/2020	116,000	138,809
8.88%, 05/15/2019	220,000	294,323
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022 - 144A	400,000	429,000
Comcast Corp.
4.65%, 07/15/2042 (B)	644,000	703,710
5.88%, 02/15/2018	291,000	352,271
COX Communications, Inc.
3.25%, 12/15/2022 - 144A	719,000	744,558
4.70%, 12/15/2042 - 144A (B)	89,000	90,833
8.38%, 03/01/2039 - 144A	200,000	305,102
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 - 144A (H)	200,000	201,909
NBCUniversal Media LLC
2.88%, 01/15/2023	289,000	297,145
4.38%, 04/01/2021	175,000	201,878
4.45%, 01/15/2043	298,000	315,696
5.15%, 04/30/2020	175,000	212,008

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Media (continued)
Time Warner Cable, Inc.
4.50%, 09/15/2042	$ 412,000	$ 391,877
Metals & Mining - 0.2%
Barrick Gold Corp.
2.50%, 05/01/2018	24,000	24,115
Freeport-McMoRan Copper & Gold, Inc.
3.10%, 03/15/2020 - 144A	255,000	256,596
5.45%, 03/15/2043 - 144A	212,000	215,060
Novelis, Inc.
8.75%, 12/15/2020	250,000	283,750
Multi-Utilities - 0.2%
Dominion Resources, Inc.
1.95%, 08/15/2016	235,000	242,516
MidAmerican Energy Holdings Co.
5.95%, 05/15/2037	435,000	553,983
Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023	225,000	223,096
7.45%, 07/15/2017	220,000	271,282
Oil, Gas & Consumable Fuels - 1.3%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	282,000	324,267
Energy Transfer Partners, LP
3.60%, 02/01/2023	370,000	377,615
6.50%, 02/01/2042	242,000	291,477
EOG Resources, Inc.
2.63%, 03/15/2023	140,000	140,848
Laredo Petroleum, Inc.
7.38%, 05/01/2022	180,000	198,000
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 - 144A	240,000	250,800
MEG Energy Corp.
6.38%, 01/30/2023 - 144A (B)	65,000	68,575
6.50%, 03/15/2021 - 144A	150,000	160,875
Murphy Oil Corp.
2.50%, 12/01/2017 (B)	230,000	234,014
3.70%, 12/01/2022	221,000	220,906
4.00%, 06/01/2022	50,000	51,406
5.13%, 12/01/2042 (B)	40,000	38,889
Nexen, Inc.
5.88%, 03/10/2035	10,000	12,181
6.40%, 05/15/2037	220,000	287,919
7.50%, 07/30/2039	175,000	259,579
Noble Energy Inc
4.15%, 12/15/2021	80,000	89,430
6.00%, 03/01/2041	140,000	176,210
Novatek OAO via Novatek Finance, Ltd.
4.42%, 12/13/2022 - 144A	200,000	201,250
Peabody Energy Corp.
6.25%, 11/15/2021 (B)	135,000	143,944
Range Resources Corp.
5.75%, 06/01/2021 (B)	40,000	43,700
7.25%, 05/01/2018	300,000	310,875
Rosneft Oil Co. via Rosneft International Finance, Ltd.
4.20%, 03/06/2022 - 144A	200,000	201,000
Sibur Securities, Ltd.
3.91%, 01/31/2018 - 144A (B)	200,000	196,550

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Western Gas Partners, LP
4.00%, 07/01/2022	$ 117,000	$ 123,509
5.38%, 06/01/2021	422,000	484,017
Williams Cos., Inc.
3.70%, 01/15/2023	150,000	151,517
7.88%, 09/01/2021	185,000	240,294
Paper & Forest Products - 0.2%
International Paper Co.
4.75%, 02/15/2022 (B)	537,000	611,402
6.00%, 11/15/2041 (B)	115,000	139,967
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Co., BV
2.95%, 12/18/2022 (B)	233,000	237,805
3.65%, 11/10/2021 (B)	70,000	75,723
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/2021	170,000	183,899
Real Estate Investment Trusts - 0.1%
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	55,000	55,891
4.75%, 06/01/2021	120,000	135,225
Vornado Realty, LP
5.00%, 01/15/2022	250,000	283,418
Real Estate Management & Development - 0.1%
Realogy Corp.
7.88%, 02/15/2019 - 144A	270,000	301,388
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023 (B)	243,000	249,657
Software - 0.1%
First Data Corp.
7.38%, 06/15/2019 - 144A	200,000	217,500
Specialty Retail - 0.1%
QVC, Inc.
4.38%, 03/15/2023 - 144A	10,000	10,241
5.95%, 03/15/2043 - 144A (B)	36,000	37,009
7.50%, 10/01/2019 - 144A	145,000	159,873
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV
2.38%, 09/08/2016	300,000	311,650
3.13%, 07/16/2022	200,000	203,525
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A	545,000	669,709
MetroPCS Wireless, Inc.
7.88%, 09/01/2018 (B)	12,000	13,215
SBA Tower Trust
5.10%, 04/17/2017 - 144A	650,000	726,191
Sprint Nextel Corp.
9.00%, 11/15/2018 - 144A	305,000	375,150

Total Corporate Debt Securities (cost $43,848,978)		45,931,069

STRUCTURED NOTES DEBT - 0.2%
Diversified Financial Services - 0.2%
Tiers Trust Series 2011-1A, Class A
2.04%, 05/12/2014 - 144A (C)	740,000	740,000

Total Structured Notes Debt (cost $740,115)		740,000

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
0.03%, 05/30/2013 (A) (F) (I)	$ 340,000	$ 339,952

Total Short-Term U.S. Government Obligation (cost $339,952)		339,952

	Shares	Value
PREFERRED STOCKS - 0.1%
Capital Markets - 0.0% (G)
Goldman Sachs Group, Inc. - Series J,
5.50% (B) (C)	4,748	122,071
Diversified Financial Services - 0.1%
Citigroup Capital XIII, 7.88% (C)	5,463	154,275
Insurance - 0.0% (G)
Allstate Corp., 5.10% (C)	1,620	42,946

Total Preferred Stocks (cost $303,052)		319,292

COMMON STOCKS - 60.1%
Aerospace & Defense - 1.7%
General Dynamics Corp.	5,521	408,333
Honeywell International, Inc.	33,618	2,472,268
Northrop Grumman Corp.	4,128	312,655
United Technologies Corp.	39,357	3,592,900
Air Freight & Logistics - 0.1%
FedEx Corp.	5,895	554,189
Airlines - 0.1%
Southwest Airlines Co.	22,096	302,715
Automobiles - 0.6%
General Motors Co. (B) (J)	71,711	2,211,567
Beverages - 1.9%
Beam, Inc.	8,382	542,399
Coca-Cola Co.	74,571	3,156,591
Coca-Cola Enterprises, Inc.	29,164	1,068,277
Dr. Pepper Snapple Group, Inc.	11,569	564,914
PepsiCo, Inc.	25,339	2,089,708
Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (J)	6,595	646,310
Biogen IDEC, Inc. (J)	13,833	3,028,459
Celgene Corp. (J)	21,959	2,592,699
Onyx Pharmaceuticals, Inc. (B) (J)	4,793	454,376
Vertex Pharmaceuticals, Inc. (J)	9,758	749,610
Building Products - 0.2%
Masco Corp.	52,004	1,010,958
Capital Markets - 1.5%
Franklin Resources, Inc.	7	1,083
Goldman Sachs Group, Inc.	13,560	1,980,709
Invesco, Ltd.	44,874	1,424,301
Morgan Stanley	36,383	805,883
State Street Corp.	32,029	1,872,736
Chemicals - 1.1%
Air Products & Chemicals, Inc.	13,338	1,159,873
Axiall Corp. (J)	11,052	579,677
CF Industries Holdings, Inc. - Class B	1,277	238,173
Dow Chemical Co.	44,525	1,509,843
E.I. du Pont de Nemours & Co.	19,600	1,068,396
Commercial Banks - 1.8%
BB&T Corp.	11,348	349,178
CIT Group, Inc. (J)	2,357	100,196
Comerica, Inc. - Class A (B)	9,766	354,018

	Shares	Value
Commercial Banks (continued)
Regions Financial Corp.	1,504	$ 12,769
SunTrust Banks, Inc.	24,882	727,798
Wells Fargo & Co.	144,000	5,469,120
Commercial Services & Supplies - 0.2%
Tyco International, Ltd.	25,888	831,522
Communications Equipment - 1.3%
Cisco Systems, Inc.	150,765	3,154,004
QUALCOMM, Inc.	31,145	1,919,155
Computers & Peripherals - 2.2%
Apple, Inc.	15,357	6,799,312
EMC Corp. (J)	59,013	1,323,661
Hewlett-Packard Co.	32,340	666,204
NetApp, Inc. (J)	6,099	212,794
Construction & Engineering - 0.5%
Fluor Corp.	32,332	1,842,277
Consumer Finance - 0.3%
Capital One Financial Corp.	23,714	1,370,195
Containers & Packaging - 0.2%
Crown Holdings, Inc. (J)	19,295	823,511
Diversified Financial Services - 2.0%
Bank of America Corp.	270,784	3,333,351
Citigroup, Inc.	82,982	3,871,940
CME Group, Inc. - Class A	5,102	310,508
IntercontinentalExchange, Inc. (B) (J)	4,036	657,585
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	61,726	2,312,256
Verizon Communications, Inc.	56,337	3,037,128
Electric Utilities - 1.4%
Edison International	25,352	1,363,938
Exelon Corp.	25,428	953,804
NextEra Energy, Inc.	28,913	2,371,733
NV Energy, Inc.	37,548	812,163
Electrical Equipment - 0.6%
Emerson Electric Co.	46,679	2,591,151
Electronic Equipment & Instruments - 0.0% (G)
Corning, Inc.	7,953	115,318
Energy Equipment & Services - 1.5%
Cameron International Corp. (J)	5,219	321,229
Ensco PLC - Class A	26,512	1,529,212
National Oilwell Varco, Inc.	18,314	1,194,439
Noble Corp.	17,336	650,100
Schlumberger, Ltd.	28,871	2,148,869
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	38,249	2,225,327
Kroger Co.	21,956	754,847
Wal-Mart Stores, Inc.	12,340	959,065
Food Products - 1.4%
Archer-Daniels-Midland Co.	49,755	1,688,685
General Mills, Inc.	33,092	1,668,498
Mondelez International, Inc. - Class A	69,177	2,175,617
Gas Utilities - 0.1%
Questar Corp.	8,090	205,405
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	14,877	1,039,456
Boston Scientific Corp. (J)	80,608	603,754
CareFusion Corp. - Class A (J)	31,202	1,043,395
Covidien PLC	29,344	1,873,321
Intuitive Surgical, Inc. (J)	1,799	885,629
St. Jude Medical, Inc.	5,064	208,738

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Shares	Value
Health Care Providers & Services - 1.1%
DaVita HealthCare Partners, Inc. (J)	6,569	$ 779,412
Humana, Inc. - Class A	17,798	1,319,010
UnitedHealth Group, Inc.	39,735	2,381,318
Health Care Technology - 0.2%
athenahealth, Inc. (B) (J)	5,288	509,023
Cerner Corp. (B) (J)	3,681	356,210
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp.	10,972	378,644
Royal Caribbean Cruises, Ltd. - Class A	20,633	753,723
Wynn Resorts, Ltd.	352	48,330
Yum! Brands, Inc.	10,884	741,418
Household Durables - 0.3%
Lennar Corp. - Class A (B)	6,652	274,196
NVR, Inc. (J)	96	98,880
PulteGroup, Inc. (B) (J)	35,263	740,170
Household Products - 1.3%
Kimberly-Clark Corp.	13,230	1,365,204
Procter & Gamble Co.	47,946	3,680,814
Industrial Conglomerates - 0.8%
3M Co.	8,940	936,107
General Electric Co.	96,034	2,140,598
Insurance - 2.2%
ACE, Ltd.	16,391	1,461,094
Aflac, Inc.	5,539	301,543
American International Group, Inc. (J)	18,740	776,211
AON PLC	8,291	500,362
Berkshire Hathaway, Inc. - Class B (J)	19,527	2,076,111
Everest RE Group, Ltd.	2,550	344,224
Hartford Financial Services Group, Inc.	25,515	716,716
MetLife, Inc.	48,594	1,894,680
Prudential Financial, Inc.	14,161	855,608
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (J)	6,535	1,658,648
Expedia, Inc.	4,109	229,447
priceline.com, Inc. (J)	511	355,651
Internet Software & Services - 1.6%
eBay, Inc. (J)	15,613	817,965
Google, Inc. - Class A (J)	6,979	5,754,674
IT Services - 1.9%
Accenture PLC - Class A	7,711	627,984
Cognizant Technology Solutions Corp. - Class A (J)	12,110	784,728
International Business Machines Corp.	16,487	3,339,277
Jack Henry & Associates, Inc.	5,326	247,126
Visa, Inc. - Class A	14,412	2,427,846
Life Sciences Tools & Services - 0.2%
Mettler-Toledo International, Inc. (B) (J)	2,953	617,059
Thermo Fisher Scientific, Inc.	2,216	178,787
Machinery - 0.7%
Cummins, Inc.	1,780	189,374
Deere & Co.	8,953	799,503
PACCAR, Inc.	30,655	1,526,006
SPX Corp.	2,900	216,079
Media - 2.4%
CBS Corp. - Class B	32,039	1,466,745
Comcast Corp. - Class A	68,609	2,833,552
DIRECTV (J)	5,599	316,679
DISH Network Corp. - Class A	5,867	229,928
Time Warner Cable, Inc.	10,046	943,219

	Shares	Value
Media (continued)
Time Warner, Inc.	50,266	$ 3,004,902
Walt Disney Co. - Class A	9,824	617,340
Metals & Mining - 0.3%
Alcoa, Inc. (B)	89,568	761,328
Freeport-McMoRan Copper & Gold, Inc.	5,291	161,005
Nucor Corp.	2,562	111,755
Walter Energy, Inc. (B)	5,749	103,022
Multi-Utilities - 0.8%
NiSource, Inc. - Class B	37,107	1,140,298
Sempra Energy	23,687	1,962,468
Multiline Retail - 0.8%
Macy’s, Inc.	12,254	546,528
Nordstrom, Inc.	2,538	143,626
Target Corp.	37,205	2,625,185
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp. - Class A	13,600	1,152,736
Apache Corp.	6,982	515,830
Cheniere Energy, Inc. (J)	14,711	418,969
Chevron Corp.	28,563	3,484,972
ConocoPhillips	36,840	2,226,978
EOG Resources, Inc.	11,716	1,419,510
Exxon Mobil Corp.	70,721	6,293,462
Marathon Petroleum Corp.	9,386	735,487
Occidental Petroleum Corp.	13,709	1,223,665
Phillips 66	10,439	636,257
Range Resources Corp.	2,853	209,753
Williams Cos., Inc.	35,628	1,358,496
Pharmaceuticals - 3.0%
Allergan, Inc.	11,499	1,305,711
Bristol-Myers Squibb Co.	38,618	1,533,907
Johnson & Johnson (B)	60,091	5,121,556
Merck & Co., Inc.	59,449	2,794,103
Pfizer, Inc.	41,396	1,203,382
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc.	3,323	241,815
American Campus Communities, Inc. - Class A	5,390	240,610
Apartment Investment & Management Co. - Class A	3,796	118,093
Boston Properties, Inc.	1,081	118,294
CBL & Associates Properties, Inc.	26,810	647,193
DiamondRock Hospitality Co.	23,758	237,105
Equity Residential	11,334	658,052
Host Hotels & Resorts, Inc. (B)	27,644	505,056
LaSalle Hotel Properties	24,571	637,126
Plum Creek Timber Co., Inc. (B)	7,976	411,083
Post Properties, Inc.	4,598	227,279
ProLogis, Inc. - Class A	2,834	118,886
Simon Property Group, Inc.	6,615	1,177,933
Weyerhaeuser Co.	51	1,556
Real Estate Management & Development - 0.0% (G)
St. Joe Co. (B) (J)	9,421	184,369
Road & Rail - 1.3%
CSX Corp.	85,478	2,101,904
Union Pacific Corp.	20,235	2,993,971
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc. - Class A	17,886	259,526
Broadcom Corp. - Class A	55,634	2,002,824
KLA-Tencor Corp.	16,511	895,722

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
LAM Research Corp. (J)	17,086	$ 789,715
Micron Technology, Inc. (J)	27,619	260,171
Texas Instruments, Inc.	25,503	923,464
Xilinx, Inc.	7,273	275,719
Software - 2.3%
Adobe Systems, Inc. (J)	20,653	931,037
Citrix Systems, Inc. (J)	13,051	811,381
Microsoft Corp.	140,735	4,658,328
Oracle Corp.	86,741	2,843,370
VMware, Inc. - Class A (J)	1,938	136,629
Specialty Retail - 2.1%
AutoZone, Inc. (J)	3,886	1,589,725
Bed Bath & Beyond, Inc. (B) (J)	250	17,200
Home Depot, Inc.	37,142	2,724,366
Lowe’s Cos., Inc.	53,517	2,056,123
O’Reilly Automotive, Inc. (J)	1,182	126,852
Ross Stores, Inc.	8,120	536,488
TJX Cos., Inc.	29,440	1,435,789
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc. - Class A (B)	4,412	259,690
V.F. Corp.	10,181	1,814,458
Tobacco - 1.1%
Philip Morris International, Inc.	44,818	4,284,153
Trading Companies & Distributors - 0.2%
WW Grainger, Inc.	3,409	840,216
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp. (J)	51,396	362,342

Total Common Stocks (cost $193,795,474)		240,519,504

	Contracts	Value
PURCHASED OPTIONS - 0.0% (G)
Put Options - 0.0% (G)
Eurodollar, Mid-Curve 2-Year Future Exercise Price $98.75 Expires 09/13/2013	121	3,025
Eurodollar, Mid-Curve 2-Year Future Exercise Price $99.25 Expires 09/13/2013	41	6,663

Total Purchased Options (cost $30,618)		9,688

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 4.0%
BlackRock Provident TempFund 24 (K)	15,854,165	15,854,165

Total Short-Term Investment Company (cost $15,854,165)		15,854,165

SECURITIES LENDING COLLATERAL - 4.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (I)	19,024,926	19,024,926

Total Securities Lending Collateral (cost $19,024,926)		19,024,926

	Principal	Value
REPURCHASE AGREEMENT - 1.2%

State Street Bank & Trust Co.
0.03% (I), dated 04/30/2013, to be repurchased at $4,801,159 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 06/01/2032, and with a value of $4,898,808.

	$ 4,801,155	$ 4,801,155

Total Repurchase Agreement (cost $4,801,155)		4,801,155

Total Investment Securities (cost $391,681,871) (L)		442,636,921
Other Assets and Liabilities - Net		(42,862,336)

Net Assets		$ 399,774,585

	Principal	Value
TBA SHORT COMMITMENTS - (3.8%)
U.S. GOVERNMENT AGENCY OBLIGATIONS - (3.8%)
Fannie Mae, TBA
3.00%	$ (1,000,000)	$ (1,045,938)
3.50%	(2,400,000)	(2,553,558)
4.00%	(1,000,000)	(1,068,750)
4.50%	(2,000,000)	(2,156,094)
5.50%	(2,000,000)	(2,174,688)
Freddie Mac, TBA
3.00%	(3,700,000)	(3,845,641)
Ginnie Mae, TBA
4.00%	(600,000)	(656,110)
4.50%	(1,500,000)	(1,642,734)

Total U.S. Government Agency Obligations (proceeds $(15,082,606))		(15,143,513)

Total TBA Short Commitments (proceeds $(15,082,606))		(15,143,513)

	Contracts	Value
WRITTEN OPTIONS - (0.0%) (G)
Put Option - (0.0%) (G)
Eurodollar, Mid-Curve 3-Year Future Exercise Price $98.13 Expires 09/13/2013	60	(3,000)

Total Written Options (premiums $(14,911))		(3,000)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

FUTURES CONTRACTS:
Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(92)	06/19/2013	$(98,282)
2-Year U.S. Treasury Note	Long	40	06/28/2013	6,625
30-Year U.S. Treasury Bond	Long	8	06/19/2013	32,254
5-Year U.S. Treasury Note	Long	132	06/28/2013	136,001
S&P 500 E-Mini Index	Long	64	06/21/2013	125,825
Ultra Long U.S. Treasury Bond	Long	27	06/19/2013	157,713

				$360,136

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Counterparty	Contracts (Sold)	Settlement Date	Amount in U.S. Dollars (Sold)	Net Unrealized (Depreciation)
EUR	CITI	(280,000)	06/19/2013	$(358,109)	$(10,758)
EUR	CITI	(1,003,996)	07/23/2013	(1,318,247)	(4,737)

					$(15,495)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of April 30, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
CITI	$(15,495)	$—	$(15,495)

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $506,302.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $18,620,692. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate note. Rate is listed as of April 30, 2013.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $299,526, or 0.07% of the fund’s net assets.
(E)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of April 30, 2013. Maturity date disclosed is the ultimate maturity date.
(F)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(G)	Percentage rounds to less than 0.1%.
(H)	The security has a perpetual maturity. The date shown is the next call date.
(I)	Rate shown reflects the yield at April 30, 2013.
(J)	Non-income producing security.
(K)	The investment issuer is affiliated with the sub-adviser of the fund.
(L)	Aggregate cost for federal income tax purposes is $391,681,871. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $52,292,282 and $1,337,232, respectively. Net unrealized appreciation for tax purposes is $50,955,050.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, these securities aggregated $37,717,918 or 9.43% of the fund’s net assets.
CITI	Citigroup, Inc.
EMTN	European Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
OTC	Over the Counter
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced

CURRENCY ABBREVIATION:

EUR	Euro

VALUATION SUMMARY: (M)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$5,530,661	$—	$5,530,661
U.S. Government Agency Obligations	—	63,594,399	—	63,594,399
Foreign Government Obligations	—	3,203,588	—	3,203,588
Mortgage-Backed Securities	—	23,169,916	—	23,169,916
Asset-Backed Securities	—	19,097,997	—	19,097,997
Preferred Corporate Debt Securities	—	500,609	—	500,609
Corporate Debt Securities	—	45,931,069	—	45,931,069
Structured Notes Debt	—	740,000	—	740,000
Short-Term U.S. Government Obligation	—	339,952	—	339,952
Preferred Stocks	319,292	—	—	319,292
Common Stocks	240,519,504	—	—	240,519,504
Purchased Options	9,688	—	—	9,688
Short-Term Investment Company	15,854,165	—	—	15,854,165
Securities Lending Collateral	19,024,926	—	—	19,024,926
Repurchase Agreement	—	4,801,155	—	4,801,155
Total Investment Securities	$275,727,575	$166,909,346	$—	$442,636,921

Derivative Financial Instruments
Futures Contracts (N)	$458,418	$—	$—	$458,418
Total Derivative Financial Instruments	$458,418	$—	$—	$458,418

Other Assets (O)
Foreign Currency	$13,643	$—	$—	$13,643
Total Other Assets	$13,643	$—	$—	$13,643

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY (continued): (M)
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
TBA Short Commitments
U.S. Government Agency Obligations	$—	$(15,143,513)	$—	$(15,143,513)
Total TBA Short Commitments	$—	$(15,143,513)	$—	$(15,143,513)

Derivative Financial Instruments
Forward Foreign Currency Contracts (N)	$—	$(15,495)	$—	$(15,495)
Futures Contracts (N)	(98,282)	—	—	(98,282)
Written Options	(3,000)	—	—	(3,000)
Total Derivative Financial Instruments	$(101,282)	$(15,495)	$—	$(116,777)

Other Liabilities (O)
Collateral for Securities on Loan	$—	$(19,024,926)	$—	$(19,024,926)
Total Other Liabilities	$—	$(19,024,926)	$—	$(19,024,926)

(M)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(N)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(O)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (A)
Freddie Mac
2.89%, 08/01/2037 (B)	$ 653,713	$ 702,554

Total U.S. Government Agency Obligation (cost $662,880)		702,554

MORTGAGE-BACKED SECURITIES - 21.4%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 - 144A	10,454,029	11,011,918
American General Mortgage Loan Trust
Series 2009-1, Class A5
5.75%, 09/25/2048 - 144A (B)	12,527,583	12,643,476
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A (B)	20,610,912	21,275,531
Banc of America Funding Corp.
Series 2010-R4, Class 1A1
5.50%, 07/26/2036 - 144A	3,836,815	3,991,530
Series 2010-R6, Class 3A1
6.25%, 09/26/2037 - 144A	3,524,710	3,679,628
Series 2010-R6, Class 4A1
3.02%, 07/26/2035 - 144A (B)	1,848,592	1,836,978
Series 2011-R1, Class A1
4.00%, 08/26/2036 - 144A (B)	562,785	564,896
Banc of America Large Loan Trust
Series 2007-BMB1, Class D
1.40%, 08/15/2029 - 144A (B)	7,017,000	6,818,229
Banc of America Large Loan, Inc.
Series 2007-BMB1, Class A2
0.95%, 08/15/2029 - 144A (B)	4,581,758	4,517,535
Series 2007-BMB1, Class B
1.15%, 08/15/2029 - 144A (B)	20,163,000	19,793,473
BCAP LLC Trust
Series 2006-RR1, Class PD
5.00%, 11/25/2036	5,902,206	5,944,708
Series 2009-RR10, Class 2A1
3.12%, 08/26/2035 - 144A (B)	2,778,736	2,735,682
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A (B)	3,256,484	3,277,215
Series 2009-RR13, Class 14A1
5.25%, 03/26/2037 - 144A (B)	1,795,075	1,820,154
Series 2009-RR13, Class 2A3
5.53%, 02/26/2036 - 144A (B)	3,888,351	4,008,672
Series 2009-RR13, Class 3A3
5.29%, 05/26/2036 - 144A (B)	7,552,397	7,715,182
Series 2009-RR14, Class 1A1
6.01%, 05/26/2037 - 144A (B)	10,485,028	11,194,435
Series 2009-RR3, Class 1A2
6.00%, 11/26/2036 - 144A (B)	1,049,774	1,068,658
Series 2009-RR3, Class 2A1
4.59%, 05/26/2037 - 144A (B)	1,141,490	1,143,485
Series 2009-RR6, Class 2A1
2.95%, 08/26/2035 - 144A (B)	7,439,952	6,804,871
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (B)	6,156,549	6,408,518
Series 2010-RR6, Class 15A5
5.50%, 12/26/2036 - 144A (B)	2,437,214	2,477,673
Series 2010-RR6, Class 16A5
5.50%, 04/26/2036 - 144A (B)	1,919,233	1,991,440
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A (B)	5,418,873	5,625,023

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
Series 2010-RR6, Class 20A1
4.50%, 11/26/2035 - 144A (B)	$ 1,697,663	$ 1,699,549
Series 2010-RR7, Class 5A6
5.50%, 10/26/2036 - 144A	7,922,749	8,228,115
Series 2012-RR2, Class 7A3
2.61%, 09/26/2035 - 144A (B)	7,773,168	7,913,288
Series 2012-RR4, Class 2A5
2.16%, 04/26/2037 - 144A (B)	10,791,841	10,816,835
Series 2012-RR5, Class 6A1
3.12%, 10/26/2035 (B)	10,084,676	10,141,767
Bear Stearns Commercial Mortgage Securities
Series 2007-PW17, Class AAB
5.70%, 06/11/2050	8,228,823	8,610,229
BNPP Mortgage Securities LLC
Series 2009-1, Class A1
6.00%, 08/27/2037 - 144A	7,481,148	7,873,018
Capmark Military Housing Trust
Series 2008-AMCW, Class A2
5.91%, 03/10/2015 - 144A	2,221,896	2,264,251
Citigroup Mortgage Loan Trust, Inc.
Series 2003-HE3, Class A
0.58%, 12/25/2033 (B)	5,907,741	5,409,807
Series 2009-10, Class 6A1
5.42%, 09/25/2034 - 144A (B)	4,171,824	4,289,223
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	14,354,767	14,880,697
Series 2010-8, Class 6A6
4.50%, 12/25/2036 - 144A	12,334,633	13,025,903
Series 2010-8, Class 6A62
3.50%, 12/25/2036 - 144A	7,611,137	7,866,597
Commercial Mortgage Pass-Through Certificates
Series 2012-MVP, Class A
2.14%, 11/17/2026 - 144A (B)	21,337,320	21,628,511
Series 2012-MVP, Class B
1.80%, 11/17/2026 - 144A (B)	9,900,000	9,904,495
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-35, Class 1A3
5.00%, 02/25/2018	4,945,508	5,049,695
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C6, Class AJ
5.23%, 12/15/2040 (B)	20,842,000	22,467,301
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class B
0.40%, 10/15/2021 - 144A (B)	8,010,805	7,736,876
Series 2007-C1, Class A3
5.38%, 02/15/2040	13,700,000	15,039,216
Series 2007-C1, Class AAB
5.34%, 02/15/2040	11,109,005	11,564,041
Series 2007-C4, Class AAB
5.96%, 09/15/2039 (B)	10,009,055	10,821,961
Series 2007-C5, Class A4
5.70%, 09/15/2040 (B)	16,730,000	19,448,290
Series 2009-12R, Class 36A1
5.05%, 06/27/2036 - 144A (B)	4,337,153	4,352,433

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	$ 3,337,013	$ 3,456,772
Series 2010-12R, Class 10A1
4.50%, 11/26/2036 - 144A (B)	1,625,435	1,629,606
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 - 144A (B)	8,081,216	8,387,688
Series 2010-15R, Class 4A1
3.50%, 04/26/2035 - 144A (B)	10,915,451	11,019,683
Series 2010-15R, Class 6A1
3.50%, 10/26/2046 - 144A (B)	5,476,835	5,525,891
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 - 144A (B)	5,563,193	5,542,692
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 - 144A	5,527,331	5,639,458
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 - 144A	14,582,267	14,585,155
Series 2010-1R, Class 40A1
5.00%, 04/27/2036 - 144A	524,441	524,642
Series 2010-RR4, Class 2B
5.47%, 09/18/2039 - 144A (B)	8,250,000	9,241,072
Del Coronado Trust
Series 2013-HDC, Class C
1.80%, 03/15/2026 - 144A (B)	10,000,000	10,000,740
Series 2013-HDC, Class D
2.15%, 03/15/2026 - 144A (B)	8,500,000	8,500,629
Extended Stay America Trust
Series 2013-ESH5, Class A15
1.28%, 12/05/2031 - 144A	17,900,000	17,851,670
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A3
1.46%, 03/06/2020 - 144A (B)	5,780,000	5,791,768
Series 2007-EOP, Class B
1.73%, 03/06/2020 - 144A (B)	11,300,000	11,329,290
Series 2007-EOP, Class E
2.48%, 03/06/2020 - 144A (B)	31,300,000	31,460,444
Impac CMB Trust
Series 2007-A, Class A
0.45%, 05/25/2037 (B)	17,013,076	16,713,459
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
2.88%, 12/26/2037 - 144A (B)	3,341,157	3,353,860
Series 2009-R2, Class 3A
2.83%, 01/26/2047 - 144A (B)	1,923,116	1,924,307
Series 2009-R7, Class 11A1
2.65%, 03/26/2037 - 144A (B)	3,023,894	2,953,319
Series 2009-R7, Class 12A1
5.33%, 08/26/2036 - 144A (B)	1,471,288	1,445,202
Series 2009-R7, Class 4A1
2.91%, 09/26/2034 - 144A (B)	1,931,644	1,873,695
Series 2009-R9, Class 1A1
2.67%, 08/26/2046 - 144A (B)	8,723,690	8,806,146
Series 2010-R2, Class 1A1
6.00%, 05/26/2036 - 144A	6,232,858	6,468,934
Series 2010-R3, Class 1A1
3.02%, 03/21/2036 - 144A (B)	5,226,515	5,401,833
Series 2010-R6, Class 1A1
4.00%, 09/26/2037 - 144A	3,828,769	3,869,982

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Jefferies & Co., Inc. (continued)
Series 2010-R8, Class 2A1
5.00%, 10/26/2036 - 144A	$ 4,226,573	$ 4,226,759
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-PLSD, Class C
5.14%, 11/13/2044 - 144A	4,450,000	4,917,254
JPMorgan Re-REMIC
Series 2009-11, Class 1A1
2.91%, 02/26/2037 - 144A (B)	6,223,982	6,128,587
Series 2009-7, Class 8A1
5.36%, 01/27/2047 - 144A (B)	2,216,452	2,241,300
Series 2010-4, Class 7A1
1.87%, 08/26/2035 - 144A (B)	7,345,677	7,269,252
Series 2010-5, Class 2A2
4.50%, 07/26/2035 - 144A (B)	9,386,153	9,759,956
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class B
4.91%, 12/15/2039 (B)	12,585,000	13,231,177
LSTAR Commercial Mortgage Trust
Series 2011-1, Class A
3.91%, 06/25/2043 - 144A	5,663,594	5,860,438
Morgan Stanley Re-REMIC Trust
Series 2010-R4, Class 3A
5.50%, 08/26/2047 - 144A	19,775,098	20,539,860
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A
4.00%, 07/25/2060 - 144A	14,086,463	13,663,869
Motel 6 Trust
Series 2012-MTL6, Class A1
1.50%, 10/05/2025 - 144A	11,000,000	11,107,921
ORES NPL LLC
Series 2012-LV1, Class A
4.00%, 09/25/2044 - 144A	8,863,121	8,864,442
RBSCF Trust
Series 2010-RR3, Class CSCA
5.47%, 09/16/2039 - 144A (B)	12,536,141	14,110,868
RBSSP Resecuritization Trust
Series 2009-1, Class 10A1
6.50%, 07/26/2037 - 144A	8,141,389	8,533,641
Series 2013-2, Class 2A1
0.39%, 12/20/2036 - 144A (B)	19,960,625	19,023,194
RREF LLC
Series 2013-LT2, Class A
2.83%, 05/22/2028	17,456,779	17,459,711
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025 - 144A	4,040,458	4,039,504
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ
5.54%, 08/15/2039 (B)	4,859,000	5,357,106
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A2
0.32%, 09/15/2021 - 144A (B)	7,366,366	7,269,115
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 (B)	1,051,060	1,060,950

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Loan Trust
Series 2010-RR2, Class 1A1
3.08%, 09/27/2035 - 144A (B)	$ 6,040,466	$ 6,057,500
Series 2010-RR4, Class 1A1
5.05%, 12/27/2046 - 144A (B)	5,684,958	5,708,727
Series 2011-RR3, Class A1
2.85%, 03/27/2037 - 144A (B)	15,019,023	14,895,597
WFDB Commercial Mortgage Trust
Series 2011-BXR, Class A
3.66%, 07/05/2024 - 144A	15,000,000	15,155,160

Total Mortgage-Backed Securities (cost $798,227,763)		809,160,833

ASSET-BACKED SECURITIES - 8.7%
AmeriCredit Automobile Receivables Trust
Series 2012-2, Class C
2.64%, 10/10/2017	7,500,000	7,720,620
ARES CLO, Ltd.
Series 2007-3RA, Class A2
0.50%, 04/16/2021 - 144A (B)	16,642,692	16,204,556
ARES XII CLO, Ltd.
Series 2007-12A, Class A
0.92%, 11/25/2020 - 144A (B)	19,389,416	19,283,376
Bayview Opportunity Master Fund Trust IIB, LP
Series 2013-2RPL, Class A
3.72%, 03/28/2018 - 144A (C)	8,641,462	8,712,231
BXG Receivables Note Trust
Series 2012-A, Class A
2.66%, 12/02/2027 - 144A	17,204,702	17,243,240
Castle Garden Funding
Series 2005-1A, Class A2
0.55%, 10/27/2020 - 144A (B)	15,451,079	15,325,601
ColumbusNova CLO Ltd Series 2007-I 0.54%, 05/16/2019 - 144A (B)	4,870,247	4,797,646
Diamond Resorts Owner Trust
Series 2013-1, Class A
1.95%, 01/20/2025 - 144A	11,587,398	11,603,018
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	20,000,000	20,381,200
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.44%, 03/20/2036 (B)	23,721,000	22,990,559
Series 2007-1, Class A4
0.56%, 03/20/2036 (B)	9,352,000	8,991,312
Marriott Vacation Club Owner Trust
Series 2012-1A, Class A
2.51%, 05/20/2030 - 144A	15,569,445	15,918,278
Mountain View Funding CLO
Series 2007-3A, Class A1
0.49%, 04/16/2021 - 144A (B)	4,931,024	4,818,350
Ocean Trails CLO I
Series 2006-1A, Class A1
0.53%, 10/12/2020 - 144A (B)	6,201,570	6,060,559

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Orange Lake Timeshare Trust
Series 2012-AA, Class A
3.45%, 03/10/2027 - 144A	$ 5,178,936	$ 5,399,461
Prestige Auto Receivables Trust
Series 2012-1A, Class C
3.25%, 07/15/2019 - 144A	5,000,000	5,122,900
Sierra Receivables Funding Co., LLC
Series 2011-2A, Class A
3.26%, 05/20/2028 - 144A	4,142,902	4,258,899
Series 2011-3A, Class A
3.37%, 07/20/2028 - 144A	5,613,079	5,819,551
Series 2012-2A, Class A
2.38%, 03/20/2029 - 144A	8,587,029	8,710,356
Series 2012-3A, Class A
1.87%, 08/20/2029 - 144A	15,335,887	15,452,164
Silverleaf Finance LLC
Series 2012-D, Class A
3.00%, 03/17/2025 - 144A	12,193,482	12,393,699
Station Place Securitization Trust
2.45%, 11/25/2014	30,000,000	30,000,000
SVO VOI Mortgage Corp.
Series 2012-AA, Class A
2.00%, 09/20/2029 - 144A	20,102,129	20,337,505
TAL Advantage LLC
Series 2011-1A, Class A
4.60%, 01/20/2026 - 144A	16,220,750	16,699,846
Trafigura Securitisation Finance PLC
Series 2012-1A, Class A
2.60%, 10/15/2015 - 144A (B)	25,520,000	26,034,387

Total Asset-Backed Securities (cost $322,475,065)		330,279,314

MUNICIPAL GOVERNMENT OBLIGATION - 0.5%
Rhode Island Economic Development Corp. (Revenue Bonds) Insurer: AGM
6.00%, 11/01/2015 (D) (E)	16,950,000	17,630,881

Total Municipal Government Obligation (cost $16,950,000)		17,630,881

CORPORATE DEBT SECURITIES - 63.3%
Aerospace & Defense - 0.8%
Exelis, Inc.
4.25%, 10/01/2016 (F)	27,920,000	29,973,376
Airlines - 3.0%
AirTran Airways Pass-Through Trust
10.41%, 04/01/2017 - 144A	20,929,198	24,120,901
America West Airlines Pass-Through Trust
7.93%, 01/02/2020	3,241,291	3,565,420
8.06%, 01/02/2022	10,818,018	12,062,089
Continental Airlines Pass-Through Trust
7.46%, 10/01/2016 (F)	3,509,583	3,549,241
Delta Air Lines, Inc., Pass-Through Trust
6.20%, 01/02/2020 (F)	29,909,402	34,096,718
Northwest Airlines Pass-Through Trust
1.04%, 05/20/2014 (B) (F)	623,862	611,384
6.26%, 11/20/2021	2,107,336	2,268,126
UAL Pass-Through Trust
10.40%, 05/01/2018	27,219,087	31,574,141

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL 21,570,000	$ 11,681,167
Coca-Cola Bottling Co. Consolidated
5.00%, 06/15/2016	$ 7,650,000	8,362,261
Capital Markets - 2.3%
Macquarie Group, Ltd.
7.30%, 08/01/2014 - 144A	25,590,000	27,325,002
Morgan Stanley
3.80%, 04/29/2016	13,860,000	14,747,276
Morgan Stanley, Series GMTN
6.00%, 04/28/2015	40,000,000	43,590,800
Morgan Stanley, Series MTN
3.00%, 08/31/2017 (B) (F)	1,500,000	1,549,522
Chemicals - 0.3%
Ashland, Inc.
3.00%, 03/15/2016 - 144A (F)	10,000,000	10,225,000
Commercial Banks - 8.8%
Bank of America NA
6.00%, 06/15/2016	10,000,000	11,241,910
Barclays Bank PLC
6.05%, 12/04/2017 - 144A	29,900,000	33,850,538
BBVA US Senior SAU
2.42%, 05/16/2014 (B)	5,990,000	6,020,268
3.25%, 05/16/2014 (F)	21,548,000	21,759,364
BNP Paribas / BNP Paribas US Medium-Term Note Program LLC
5.13%, 01/15/2015 - 144A	9,960,000	10,462,980
Export-Import Bank of Korea
4.00%, 01/11/2017 (F)	13,900,000	15,127,662
First Horizon National Corp.
5.38%, 12/15/2015	19,628,000	21,381,153
First Tennessee Bank NA
5.05%, 01/15/2015	21,185,000	22,164,234
ING Bank NV
5.13%, 05/01/2015 - 144A	5,000,000	5,242,200
Intesa Sanpaolo SpA
3.13%, 01/15/2016 (F)	9,617,000	9,613,509
3.88%, 01/16/2018	10,000,000	10,006,800
JPMorgan Chase Bank NA
5.88%, 06/13/2016	28,428,000	32,335,628
6.00%, 10/01/2017	15,000,000	17,745,090
Korea Development Bank
8.00%, 01/23/2014	3,000,000	3,146,397
Regions Bank
7.50%, 05/15/2018	2,550,000	3,163,323
Regions Financial Corp.
5.75%, 06/15/2015 (F)	19,250,000	20,965,695
7.75%, 11/10/2014	13,000,000	14,361,503
Royal Bank of Scotland Group PLC
5.00%, 10/01/2014 (F)	9,820,000	10,144,060
5.05%, 01/08/2015 (F)	6,310,000	6,572,868
US Bancorp
3.44%, 02/01/2016	25,000,000	26,614,700
Zions Bancorporation
4.00%, 06/20/2016	10,000,000	10,497,420
7.75%, 09/23/2014	20,759,000	22,530,988

	Principal	Value
Commercial Services & Supplies - 0.7%
ADOP CO
6.63%, 10/01/2017 - 144A	$ 15,000,000	$ 17,211,750
Hutchison Whampoa International 11, Ltd.
3.50%, 01/13/2017 - 144A (F)	9,600,000	10,188,403
Communications Equipment - 0.2%
CC Holdings GS V LLC / Crown Castle GS III Corp.
2.38%, 12/15/2017 - 144A	6,950,000	7,026,860
Construction Materials - 1.0%
CRH America, Inc.
6.00%, 09/30/2016 (F)	33,015,000	37,698,541
Vulcan Materials Co.
6.30%, 06/15/2013	2,000	2,000
Containers & Packaging - 0.3%
Rexam PLC
6.75%, 06/01/2013 - 144A	11,424,000	11,449,041
Distributors - 0.8%
Glencore Funding LLC
6.00%, 04/15/2014 - 144A	29,555,000	30,858,878
Diversified Financial Services - 4.8%
Bank of America Corp.
5.42%, 03/15/2017	20,206,000	22,400,149
Citigroup, Inc.
5.30%, 01/07/2016 (F)	25,694,000	28,383,931
CNH Capital LLC
3.88%, 11/01/2015	18,000,000	18,630,000
Ford Motor Credit Co., LLC
7.00%, 04/15/2015	7,900,000	8,703,825
8.00%, 12/15/2016 (F)	23,033,000	27,725,168
Lazard Group LLC
7.13%, 05/15/2015	5,974,000	6,592,249
Merrill Lynch & Co., Inc.
6.05%, 05/16/2016 (F)	6,300,000	7,006,948
Murray Street Investment Trust I
4.65%, 03/09/2017 (C)	44,866,000	49,144,915
NASDAQ OMX Group, Inc.
4.00%, 01/15/2015 (F)	5,000,000	5,220,000
PTTEP Australia International Finance Pty, Ltd.
4.15%, 07/19/2015 - 144A	6,000,000	6,310,200
Diversified Telecommunication Services - 3.0%
GTP Towers Issuer LLC
4.44%, 02/15/2040 - 144A	25,765,000	26,912,084
Qwest Corp.
8.38%, 05/01/2016	11,007,000	13,016,185
Telecom Italia Capital SA
4.95%, 09/30/2014 (F)	5,238,000	5,465,528
5.25%, 11/15/2013 (F)	5,000,000	5,102,500
6.18%, 06/18/2014 (F)	26,189,000	27,503,583
Telefonica Emisiones SAU
3.73%, 04/27/2015	31,930,000	33,117,700
3.99%, 02/16/2016 (F)	4,000,000	4,208,332
Electric Utilities - 0.7%
Iberdrola Finance Ireland, Ltd.
3.80%, 09/11/2014 - 144A	24,822,000	25,615,559

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Electronic Equipment & Instruments - 1.0%
Avnet, Inc.
6.00%, 09/01/2015	$ 18,943,000	$ 20,562,077
6.63%, 09/15/2016 (F)	15,199,000	17,259,209
Energy Equipment & Services - 2.5%
Boardwalk Pipelines, LP
5.88%, 11/15/2016	11,075,000	12,528,660
DCP Midstream Operating, LP
3.25%, 10/01/2015	24,545,000	25,611,137
Korea National Oil Corp.
5.38%, 07/30/2014 - 144A	15,830,000	16,609,358
NuStar Pipeline Operating Partnership, LP
5.88%, 06/01/2013 (F)	3,000,000	3,008,406
Sunoco Logistics Partners Operations, LP
6.13%, 05/15/2016	17,646,000	19,580,725
Transocean, Inc.
5.05%, 12/15/2016	14,975,000	16,700,420
Food & Staples Retailing - 0.1%
Delhaize Group SA
6.50%, 06/15/2017 (F)	2,800,000	3,232,132
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp.
6.25%, 11/15/2015 (F)	15,638,000	17,502,097
Health Care Providers & Services - 0.8%
Owens & Minor, Inc.
6.35%, 04/15/2016	27,220,000	29,761,042
Hotels, Restaurants & Leisure - 1.0%
CityCenter Holdings LLC / CityCenter Finance Corp.
10.75%, 01/15/2017 (F) (G)	15,000,000	16,593,750
MGM Resorts International
10.00%, 11/01/2016 (F)	18,460,000	22,382,750
Household Durables - 0.7%
Meritage Homes Corp.
4.50%, 03/01/2018 - 144A	9,500,000	9,547,500
Whirlpool Corp.
7.75%, 07/15/2016	12,970,000	15,332,940
Independent Power Producers & Energy Traders - 1.0%
TransAlta Corp.
4.75%, 01/15/2015	35,701,000	37,676,693
Insurance - 6.4%
21st Century Insurance Group
5.90%, 12/15/2013	6,570,000	6,749,748
American International Group, Inc.
2.38%, 08/24/2015 (F)	7,540,000	7,725,228
Aspen Insurance Holdings, Ltd.
6.00%, 08/15/2014	15,291,000	16,196,074
Genworth Financial, Inc., Series GMTN
6.52%, 05/22/2018 (F)	12,677,000	14,733,425
Genworth Holdings, Inc.
4.95%, 10/01/2015	6,358,000	6,818,872
8.63%, 12/15/2016 (F)	6,000,000	7,338,078
ING US, Inc.
2.90%, 02/15/2018 - 144A (F)	28,165,000	28,825,385
Liberty Mutual Group, Inc.
5.75%, 03/15/2014 - 144A	19,200,000	19,869,773
Prudential Covered Trust
3.00%, 09/30/2015 - 144A	1,080,000	1,127,031

	Principal	Value
Insurance (continued)
State Auto Financial Corp.
6.25%, 11/15/2013	$ 12,695,000	$ 12,869,582
Stone Street Trust
5.90%, 12/15/2015 - 144A	29,415,000	31,927,953
Transatlantic Holdings, Inc.
5.75%, 12/14/2015	25,760,000	28,477,860
Willis North America, Inc.
6.20%, 03/28/2017	18,081,000	20,685,224
WR Berkley Corp.
5.60%, 05/15/2015	35,260,000	37,988,560
IT Services - 1.2%
Affiliated Computer Services, Inc.
5.20%, 06/01/2015 (F)	16,300,000	17,455,800
Computer Sciences Corp.
2.50%, 09/15/2015	25,615,000	26,304,095
Metals & Mining - 2.3%
Anglo American Capital PLC
9.38%, 04/08/2014 - 144A	12,156,000	13,089,435
Kinross Gold Corp.
3.63%, 09/01/2016	13,160,000	13,456,850
Vale Overseas, Ltd.
6.25%, 01/11/2016	27,000,000	30,437,019
Xstrata Finance Canada, Ltd.
2.85%, 11/10/2014 - 144A	9,960,000	10,203,502
5.80%, 11/15/2016 - 144A	18,163,000	20,647,208
Multi-Utilities - 0.4%
Black Hills Corp.
9.00%, 05/15/2014	12,521,000	13,486,144
Oil, Gas & Consumable Fuels - 7.3%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	17,450,000	20,065,476
Chesapeake Energy Corp.
9.50%, 02/15/2015	14,465,000	16,345,450
Empresa Nacional del Petroleo
4.88%, 03/15/2014 - 144A	3,681,000	3,767,831
Energy Transfer Partners, LP
8.50%, 04/15/2014	9,428,000	10,095,663
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014 - 144A	34,395,000	37,266,982
KazMunayGas National Co.
8.38%, 07/02/2013 - 144A	23,000,000	23,197,800
Lukoil International Finance BV
3.42%, 04/24/2018 - 144A (F)	13,425,000	13,666,650
6.38%, 11/05/2014 - 144A	21,650,000	23,254,265
Petrobras International Finance Co.
2.88%, 02/06/2015 (F)	11,930,000	12,180,411
3.50%, 02/06/2017 (F)	17,000,000	17,712,589
Petrohawk Energy Corp.
7.25%, 08/15/2018	29,270,000	32,394,572
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.83%, 09/30/2016 - 144A	23,070,222	24,915,840
Rosneft Oil Co. via Rosneft International Finance, Ltd.
3.15%, 03/06/2017 - 144A (F)	5,000,000	5,049,750
Tengizchevoil Finance Co., SARL
6.12%, 11/15/2014 - 144A	10,697,113	10,929,454
TNK-BP Finance SA
6.25%, 02/02/2015 - 144A	25,000,000	26,755,000

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Paper & Forest Products - 0.2%
Celulosa Arauco y Constitucion SA
5.13%, 07/09/2013 (F)	$ 9,400,000	$ 9,449,049
Pharmaceuticals - 0.4%
Hospira, Inc., Series GMTN
6.40%, 05/15/2015 (F)	15,244,000	16,682,393
Real Estate Investment Trusts - 3.1%
Digital Realty Trust, LP
4.50%, 07/15/2015	14,200,000	15,146,629
Hospitality Properties Trust
7.88%, 08/15/2014	10,000,000	10,505,520
Kilroy Realty, LP
5.00%, 11/03/2015 (F)	14,130,000	15,335,035
National Retail Properties, Inc.
6.15%, 12/15/2015	14,850,000	16,569,986
6.25%, 06/15/2014	9,958,000	10,501,259
PPF Funding, Inc.
5.50%, 01/15/2014 - 144A	5,070,000	5,195,878
UDR, Inc.
5.50%, 04/01/2014	5,500,000	5,716,881
WCI Finance LLC / WEA Finance LLC
5.70%, 10/01/2016 - 144A	17,000,000	19,390,965
WEA Finance LLC / WT Finance AUST Pty, Ltd.
5.75%, 09/02/2015 - 144A	17,115,000	18,957,276
Real Estate Management & Development - 0.5%
First Industrial, LP
5.75%, 01/15/2016	16,570,000	17,716,727
6.42%, 06/01/2014	2,691,000	2,799,749
Road & Rail - 1.1%
Aviation Capital Group Corp.
4.63%, 01/31/2018 - 144A (F)	19,555,000	20,397,938
GATX Financial Corp.
5.80%, 03/01/2016	19,000,000	21,114,567
Trading Companies & Distributors - 1.5%
International Lease Finance Corp.
6.75%, 09/01/2016 - 144A	30,280,000	34,443,500
Noble Group, Ltd.
8.50%, 05/30/2013 - 144A	24,175,000	24,283,788
Transportation Infrastructure - 1.0%
Penske Truck Leasing Co., LP / PTL Finance Corp.
2.50%, 07/11/2014 - 03/15/2016 - 144A	8,000,000	8,228,699
3.13%, 05/11/2015 - 144A	30,070,000	31,265,373
Wireless Telecommunication Services - 3.1%
Crown Castle Towers LLC
3.21%, 08/15/2015 - 144A	12,000,000	12,510,936
4.52%, 01/15/2015 - 144A	15,870,000	16,822,803
Richland Towers Funding LLC / Management Funding / RTM Boston / Seattle Funding
4.61%, 03/15/2016 - 144A	11,144,487	11,881,472
SBA Tower Trust
4.25%, 04/15/2015 - 144A (F)	29,090,000	30,277,134
Sprint Nextel Corp.
8.38%, 08/15/2017	18,000,000	20,970,000

	Principal	Value
Wireless Telecommunication Services (continued)
WCP Wireless Site Funding / WCP Wireless Site RE Funding / WCP Wireless Site NON
4.14%, 11/15/2015 - 144A	$ 24,132,609	$ 25,089,129

Total Corporate Debt Securities (cost $2,342,852,288)		2,398,897,204

LOAN ASSIGNMENTS - 2.0%
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc., Tranche B
3.75%, 05/19/2017 (B) (D) (E)	4,095,995	4,143,357
Food & Staples Retailing - 0.1%
Albertsons LLC
5.75%, 03/21/2016 (B) (D) (E)	3,400,000	3,437,189
Food Products - 0.4%
Michael Foods Group, Inc.
4.25%, 02/23/2018 (B) (D) (E)	13,638,638	13,834,694
Health Care Providers & Services - 0.4%
HCA, Inc.
3.53%, 03/31/2017 (B) (D) (E)	13,500,000	13,516,780
Hotels, Restaurants & Leisure - 0.7%
Dunkin’ Brands, Inc., Tranche B3
3.75%, 02/14/2020 (B) (D) (E)	15,871,084	16,026,954
Scientific Games International, Inc., Tranche B1
3.20%, 06/30/2015 (B) (D) (E)	11,833,572	11,842,447
Media - 0.1%
Nielsen Finance LLC, Tranche E - , 05/02/2016 (B) (D) (E) (H)	5,000,000	5,058,750
Personal Products - 0.2%
Revlon Inc., Tranche B
4.00%, 11/20/2017 (B) (D) (E)	8,479,900	8,599,152

Total Loan Assignments (cost $74,988,342)		76,459,323

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (I)	96,347,115	96,347,115

Total Securities Lending Collateral (cost $96,347,115)		96,347,115

	Principal	Value
REPURCHASE AGREEMENT - 3.1%
State Street Bank & Trust Co. 0.03% (I), dated 04/30/2013, to be repurchased at $118,114,524 on 05/01/2013. Collateralized by U.S. Government Agency Obligations, 3.00% - 4.00%, due 09/25/2039 -01/01/2042, and with a total value of $120,478,594.	$ 118,114,426	118,114,426

Total Repurchase Agreement (cost $118,114,426)		118,114,426

Total Investment Securities (cost $3,770,617,879) (J)		3,847,591,650
Other Assets and Liabilities - Net		(58,695,131)

Net Assets		$ 3,788,896,519

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1%.
(B)	Floating or variable rate note. Rate is listed as of April 30, 2013.
(C)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of April 30, 2013. Maturity date disclosed is the ultimate maturity date.
(D)	Illiquid. Total aggregate market value of illiquid securities is $94,090,204, or 2.48% of the fund’s net assets.
(E)	Restricted security. At April 30, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Municipal Government Obligation	Rhode Island Economic Development Corp. - Insurer: AGM	10/25/2010	$16,950,000	$17,630,881	0.47%
Loan Assignments	KAR Auction Services, Inc., Tranche B	3/8/2013	4,095,995	4,143,357	0.11
Loan Assignments	Albertsons LLC	2/27/2013	3,383,000	3,437,189	0.09
Loan Assignments	Michael Foods Group, Inc.	8/30/2011 - 5/16/2012	13,200,346	13,834,694	0.36
Loan Assignments	HCA, Inc.	1/25/2012 - 3/8/2012	13,341,988	13,516,780	0.36
Loan Assignments	Dunkin’ Brands, Inc., Tranche B3	2/14/2013	15,742,500	16,026,954	0.42
Loan Assignments	Scientific Games International, Inc., Tranche B1	1/25/2012	11,742,174	11,842,447	0.31
Loan Assignments	Nielsen Finance LLC, Tranche E	2/25/2013	5,000,000	5,058,750	0.13
Loan Assignments	Revlon Inc., Tranche B	2/21/2013	8,482,339	8,599,152	0.23

			$91,938,342	$94,090,204	2.48%

(F)	All or a portion of this security is on loan. The value of all securities on loan is $94,378,408. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(H)	All or portion of this security represents unsettled loan commitment at April 30, 2013 where the rate will be determined at time of settlement.
(I)	Rate shown reflects the yield at April 30, 2013.
(J)	Aggregate cost for federal income tax purposes is $3,770,617,879. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $80,747,440 and $3,773,669, respectively. Net unrealized appreciation for tax purposes is $76,973,771.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, these securities aggregated $1,727,613,242 or 45.60% of the fund’s net assets.
AGM	Assured Guaranty Municipal Corporation
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
MTN	Medium Term Note
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

CURRENCY ABBREVIATION:

BRL	Brazilian Real

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY: (K)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
U.S. Government Agency Obligation	$—	$702,554	$—	$702,554
Mortgage-Backed Securities	—	809,160,833	—	809,160,833
Asset-Backed Securities	—	330,279,314	—	330,279,314
Municipal Government Obligation	—	17,630,881	—	17,630,881
Corporate Debt Securities	—	2,398,897,204	—	2,398,897,204
Loan Assignments	—	76,459,323	—	76,459,323
Securities Lending Collateral	96,347,115	—	—	96,347,115
Repurchase Agreement	—	118,114,426	—	118,114,426
Total Investment Securities	$96,347,115	$3,751,244,535	$—	$3,847,591,650

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (L)
Collateral for Securities on Loan	$—	$(96,347,115)	$—	$(96,347,115)
Total Other Liabilities	$—	$(96,347,115)	$—	$(96,347,115)

(K)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(L)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Aerospace & Defense - 2.6%
Triumph Group, Inc.	141,560	$ 11,310,644
Air Freight & Logistics - 1.2%
Hub Group, Inc. - Class A (A) (B)	138,935	5,091,968
Chemicals - 1.0%
Kraton Performance Polymers, Inc. (A)	203,390	4,618,987
Commercial Banks - 10.3%
Bank of the Ozarks, Inc. (B)	206,050	8,433,626
Home Bancshares, Inc. (B)	177,740	7,059,833
PrivateBancorp, Inc. - Class A (B)	606,820	11,638,808
Signature Bank (A) (B)	75,070	5,375,763
SVB Financial Group (A) (B)	106,640	7,583,170
Texas Capital Bancshares, Inc. (A) (B)	130,790	5,448,711
Commercial Services & Supplies - 2.7%
Healthcare Services Group Inc. (B)	531,460	11,846,243
Communications Equipment - 1.6%
Ixia (A) (B)	201,060	3,311,458
Procera Networks, Inc. (A) (B)	324,388	3,597,463
Diversified Consumer Services - 0.5%
Coinstar, Inc. (A) (B)	39,343	2,077,704
Diversified Financial Services - 1.4%
MarketAxess Holdings, Inc.	141,295	5,979,604
Electrical Equipment - 2.0%
EnerSys, Inc. (A) (B)	192,480	8,823,283
Energy Equipment & Services - 1.3%
Pacific Drilling SA (A)	582,770	5,816,045
Food Products - 2.5%
Annie’s, Inc. (A)	109,990	4,156,522
TreeHouse Foods, Inc. (A)	107,510	6,849,462
Health Care Equipment & Supplies - 1.7%
Cantel Medical Corp.	140,136	4,429,699
Neogen Corp. (A)	62,141	3,158,627
Health Care Providers & Services - 4.6%
Air Methods Corp. (B)	337,530	12,350,223
Centene Corp. (A)	167,450	7,736,190
Health Care Technology - 6.9%
athenahealth, Inc. (A) (B)	107,800	10,376,828
HMS Holdings Corp. (A) (B)	245,720	6,194,601
Medidata Solutions, Inc. (A) (B)	134,920	8,953,291
Vocera Communications, Inc. - Class A (A)	240,048	4,752,951
Hotels, Restaurants & Leisure - 3.2%
Buffalo Wild Wings, Inc. (A) (B)	51,770	4,659,300
Red Robin Gourmet Burgers, Inc. (A) (B)	96,025	4,644,729
Sonic Corp. (A)	384,810	4,821,670
Household Durables - 2.6%
Meritage Homes Corp. (A)	234,970	11,464,186
Insurance - 1.3%
Hilltop Holdings, Inc. (A)	444,600	5,953,194
Internet Software & Services - 3.0%
LivePerson, Inc. (A) (B)	415,109	5,321,697
SPS Commerce, Inc. (A) (B)	169,460	7,986,650
IT Services - 2.0%
MAXIMUS, Inc. - Class A (B)	108,095	8,614,091
Life Sciences Tools & Services - 2.7%
ICON PLC (A)	88,149	2,831,346
PAREXEL International Corp. (A) (B)	216,470	8,864,446
Machinery - 4.7%
Chart Industries, Inc. (A) (B)	68,520	5,811,181
Wabtec Corp.	143,450	15,053,643

	Shares	Value
Oil, Gas & Consumable Fuels - 6.2%
Approach Resources, Inc. (A) (B)	457,110	$ 10,842,649
Callon Petroleum Co. (A) (B)	429,540	1,537,753
Gulfport Energy Corp. (A)	282,680	14,753,070
Personal Products - 3.1%
Inter Parfums, Inc.	197,130	5,710,856
Prestige Brands Holdings, Inc. (A)	296,060	7,978,817
Pharmaceuticals - 2.6%
Akorn, Inc. - Class A (A) (B)	756,665	11,387,808
Professional Services - 3.2%
Advisory Board Co. (A) (B)	284,625	13,989,319
Semiconductors & Semiconductor Equipment - 2.2%
Applied Micro Circuits Corp. (A) (B)	831,160	6,200,453
Inphi Corp. (A) (B)	391,870	3,687,497
Software - 5.9%
AVG Technologies NV (A) (B)	396,780	6,475,450
QLIK Technologies, Inc. (A) (B)	175,600	4,567,356
Sourcefire, Inc. (A)	79,000	3,773,040
Synchronoss Technologies, Inc. (A) (B)	394,075	11,168,085
Specialty Retail - 8.6%
Asbury Automotive Group, Inc. (A) (B)	246,310	9,874,568
Express, Inc. (A)	246,160	4,482,574
Francesca’s Holdings Corp. (A) (B)	162,650	4,645,284
Group 1 Automotive, Inc. (B)	145,490	8,799,235
Pier 1 Imports, Inc. (B)	435,990	10,119,328
Textiles, Apparel & Luxury Goods - 2.4%
Deckers Outdoor Corp. (A) (B)	81,020	4,465,822
Steven Madden, Ltd. - Class B (A)	125,700	6,112,791
Trading Companies & Distributors - 1.9%
Beacon Roofing Supply, Inc. (A) (B)	222,300	8,476,299

Total Common Stocks (cost $386,427,519)		422,045,891

SECURITIES LENDING COLLATERAL - 23.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	103,636,963	103,636,963

Total Securities Lending Collateral (cost $103,636,963)		103,636,963

	Principal	Value
REPURCHASE AGREEMENT - 7.8%
State Street Bank & Trust Co. 0.03% (C), dated 04/30/2013, to be repurchased at $34,256,767 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $34,943,643.	$ 34,256,738	34,256,738

Total Repurchase Agreement (cost $34,256,738)		34,256,738

Total Investment Securities (cost $524,321,220) (D)		559,939,592
Other Assets and Liabilities - Net		(119,641,498)

Net Assets		$ 440,298,094

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $101,248,771. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at April 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $524,321,220. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $44,415,271 and $8,796,899, respectively. Net unrealized appreciation for tax purposes is $35,618,372.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Common Stocks	$422,045,891	$—	$—	$422,045,891
Securities Lending Collateral	103,636,963	—	—	103,636,963
Repurchase Agreement	—	34,256,738	—	34,256,738
Total Investment Securities	$525,682,854	$34,256,738	$—	$559,939,592

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(103,636,963)	$—	$(103,636,963)
Total Other Liabilities	$—	$(103,636,963)	$—	$(103,636,963)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Aerospace & Defense - 0.0% (A)
AAR Corp.	14,246	$ 254,434
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (B) (C)	783,661	4,521,724
Airlines - 0.2%
SkyWest, Inc.	72,213	1,033,368
Automobiles - 1.6%
Thor Industries, Inc. (C)	258,292	9,580,050
Capital Markets - 4.1%
Ares Capital Corp.	753,565	13,684,740
Investment Technology Group, Inc. (B) (C)	89,387	973,424
Waddell & Reed Financial, Inc. - Class A	200,902	8,612,669
Walter Investment Management Corp. (B) (C)	48,044	1,612,357
Chemicals - 1.8%
RPM International, Inc.	109,052	3,533,285
Sensient Technologies Corp.	186,164	7,325,553
Commercial Banks - 10.7%
BancorpSouth, Inc. (C)	178,899	2,862,384
Bank of Hawaii Corp. (C)	118,286	5,641,059
BBCN Bancorp, Inc.	667,909	8,602,668
Community Bank System, Inc. (C)	63,492	1,818,411
East-West Bancorp, Inc.	431,027	10,486,887
First Niagara Financial Group, Inc. (C)	1,054,397	10,027,315
FirstMerit Corp.	314,768	5,391,976
FNB Corp. (C)	588,882	6,707,366
Hancock Holding Co. (C)	260,547	7,105,117
Trustmark Corp. - Class A (C)	255,111	6,262,975
Commercial Services & Supplies - 3.2%
ACCO Brands Corp. (B) (C)	744,514	5,025,470
ARC Document Solutions, Inc. (B)	380,255	1,220,619
Deluxe Corp. (C)	245,525	9,364,323
Ennis, Inc.	225,747	3,469,731
Communications Equipment - 2.9%
Black Box Corp.	274,495	5,962,032
Oplink Communications, Inc. (B)	437,150	7,178,003
Plantronics, Inc. (C)	94,398	4,136,520
Computers & Peripherals - 0.5%
QLogic Corp. (B) (C)	261,474	2,839,608
Construction & Engineering - 0.6%
Aegion Corp. - Class A (B) (C)	121,284	2,554,241
Tutor Perini Corp. (B) (C)	65,907	1,083,511
Consumer Finance - 1.8%
World Acceptance Corp. (B) (C)	123,987	11,017,485
Containers & Packaging - 2.0%
Greif, Inc. - Class A	129,276	6,227,225
Sonoco Products Co.	167,765	5,878,485
Diversified Financial Services - 0.9%
Fifth Street Finance Corp. (C)	493,479	5,448,008
Electric Utilities - 2.7%
Empire District Electric Co.	287,473	6,632,002
Portland General Electric Co.	300,269	9,683,675
Electrical Equipment - 2.6%
EnerSys, Inc. (B) (C)	143,019	6,555,991
Franklin Electric Co., Inc.	127,197	4,117,367
GrafTech International, Ltd. (B) (C)	732,591	5,260,003
Electronic Equipment & Instruments - 4.6%
Anixter International, Inc. (C)	80,082	5,745,083
Benchmark Electronics, Inc. (B)	174,818	3,118,753
CTS Corp.	457,690	4,874,398

	Shares	Value
Electronic Equipment & Instruments (continued)
Park Electrochemical Corp. (C)	255,083	$ 6,088,831
Plexus Corp. (B)	88,415	2,384,553
ScanSource, Inc. (B)	188,683	5,466,147
Energy Equipment & Services - 3.1%
Atwood Oceanics, Inc. (B) (C)	61,367	3,010,052
Gulfmark Offshore, Inc. - Class A (C)	94,736	3,942,912
Tidewater, Inc. (C)	227,042	11,908,353
Food & Staples Retailing - 0.8%
Nash Finch Co.	225,691	4,637,950
Gas Utilities - 1.1%
Atmos Energy Corp. (C)	151,352	6,715,488
Health Care Equipment & Supplies - 2.4%
Hill-Rom Holdings, Inc. (C)	299,851	10,215,924
Symmetry Medical, Inc. (B)	334,250	3,984,260
Health Care Providers & Services - 2.6%
Amsurg Corp. - Class A (B)	201,000	6,745,560
Kindred Healthcare, Inc. (B) (C)	870,190	9,128,293
Hotels, Restaurants & Leisure - 1.6%
Cracker Barrel Old Country Store, Inc.	77,703	6,429,146
Ruth’s Hospitality Group, Inc. (B) (C)	338,586	3,355,387
Household Durables - 0.4%
Harman International Industries, Inc. (C)	52,365	2,341,239
Insurance - 7.5%
American Equity Investment Life Holding Co. (C)	577,917	8,807,455
Donegal Group, Inc. - Class A (C)	45,128	660,674
FBL Financial Group, Inc. - Class A (C)	93,680	3,682,561
Hanover Insurance Group, Inc. (C)	131,641	6,638,656
HCC Insurance Holdings, Inc. (C)	230,941	9,838,086
Tower Group International, Ltd.	493,992	9,346,329
Validus Holdings, Ltd. (C)	168,230	6,495,360
IT Services - 2.7%
CACI International, Inc. - Class A (B)	278,169	16,270,105
Metals & Mining - 1.6%
Kaiser Aluminum Corp. (C)	154,773	9,750,699
Office Electronics - 1.2%
Zebra Technologies Corp. - Class A (B)	161,732	7,544,798
Oil, Gas & Consumable Fuels - 2.0%
Berry Petroleum Co. - Class A	42,801	2,050,596
Callon Petroleum Co. (B)	440,541	1,577,137
Kodiak Oil & Gas Corp. (B)	370,145	2,898,235
Stone Energy Corp. (B) (C)	277,042	5,466,039
Paper & Forest Products - 0.6%
P.H. Glatfelter Co.	162,419	3,898,056
Personal Products - 3.0%
Nu Skin Enterprises, Inc. - Class A (C)	358,463	18,184,828
Professional Services - 4.0%
CBIZ, Inc. (B) (C)	936,224	6,076,094
FTI Consulting, Inc. (B) (C)	245,694	8,137,385
Korn/Ferry International (B)	607,478	10,053,761
Real Estate Investment Trusts - 7.7%
First Potomac Realty Trust (C)	214,373	3,429,968
Hersha Hospitality Trust - Class A	1,669,434	9,983,215
LaSalle Hotel Properties (C)	90,817	2,354,885
Medical Properties Trust, Inc. (C)	710,125	11,425,911
Omega Healthcare Investors, Inc. (C)	422,806	13,897,633
Ramco-Gershenson Properties Trust (C)	297,116	5,190,617
Road & Rail - 0.9%
Werner Enterprises, Inc. (C)	240,668	5,525,737

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Shares	Value
Semiconductors & Semiconductor Equipment - 0.5%
Integrated Silicon Solution, Inc. (B) (C)	341,429	$ 3,130,904
Software - 0.8%
American Software, Inc. - Class A (C)	588,714	4,892,213
Specialty Retail - 8.9%
Ascena Retail Group, Inc. - Class B (B) (C)	534,687	9,891,710
Finish Line, Inc. - Class A (C)	173,762	3,369,245
Genesco, Inc. (B)	174,663	10,750,508
JOS A. Bank Clothiers, Inc. (B) (C)	94,933	4,146,673
Rent-A-Center, Inc. (C)	404,957	14,145,148
Select Comfort Corp. (B)	207,785	4,409,198
Sonic Automotive, Inc. - Class A	315,978	6,948,356
Textiles, Apparel & Luxury Goods - 1.6%
Iconix Brand Group, Inc. (B) (C)	330,334	9,464,069

Total Common Stocks (cost $525,635,984)		580,117,234

SECURITIES LENDING COLLATERAL - 18.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (D)	111,382,852	111,382,852

Total Securities Lending Collateral (cost $111,382,852)		111,382,852

Principal	Value
REPURCHASE AGREEMENT - 7.0%

State Street Bank & Trust Co.
0.03% (D), dated 04/30/2013, to be repurchased at $42,221,806 on 05/01/2013. Collateralized by U.S. Government Agency Obligations, at 2.00% - 2.50% due 11/01/2027, and with a total value of $43,068,799.

$ 42,221,771	$ 42,221,771

Total Repurchase Agreement (cost $42,221,771)	42,221,771

Total Investment Securities (cost $679,240,607) (E)	733,721,857
Other Assets and Liabilities - Net	(128,849,866)

Net Assets	$ 604,871,991

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1%.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $108,571,818. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rate shown reflects the yield at April 30, 2013.
(E)	Aggregate cost for federal income tax purposes is $679,240,607. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $61,946,205 and $7,464,955, respectively. Net unrealized appreciation for tax purposes is $54,481,250.

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Common Stocks	$580,117,234	$—	$—	$580,117,234
Securities Lending Collateral	111,382,852	—	—	111,382,852
Repurchase Agreement	—	42,221,771	—	42,221,771
Total Investment Securities	$691,500,086	$42,221,771	$—	$733,721,857

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (G)
Collateral for Securities on Loan	$—	$(111,382,852)	$—	$(111,382,852)
Total Other Liabilities	$—	$(111,382,852)	$—	$(111,382,852)

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(G)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 1.1%
American Science & Engineering, Inc.	17,300	$ 1,115,504
Curtiss-Wright Corp.	36,500	1,198,660
Orbital Sciences Corp. (A)	97,400	1,755,148
Triumph Group, Inc.	62,325	4,979,767
Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings, Inc. (A)	53,840	2,013,616
Airlines - 0.8%
Delta Air Lines, Inc. (A)	354,875	6,082,558
Auto Components - 0.8%
Magna International, Inc. - Class A	106,200	6,390,054
Building Products - 0.9%
A.O. Smith Corp.	42,400	3,198,232
American Woodmark Corp. (A) (B)	14,398	484,493
Fortune Brands Home & Security, Inc. (A)	40,800	1,484,712
Gibraltar Industries, Inc. (A) (B)	122,519	2,291,105
Capital Markets - 2.2%
Evercore Partners, Inc. - Class A	115,175	4,347,856
LPL Financial Holdings, Inc.	24,900	860,544
Piper Jaffray Cos. (A)	34,600	1,168,096
Raymond James Financial, Inc.	141,475	5,859,895
Stifel Financial Corp. (A)	70,000	2,255,400
Waddell & Reed Financial, Inc. - Class A	78,400	3,361,008
Chemicals - 1.8%
Axiall Corp.	107,350	5,630,507
Huntsman Corp.	256,750	4,842,305
OM Group, Inc. (A) (B)	74,200	1,815,674
Tronox, Ltd. - Class A (B)	126,500	2,598,310
Commercial Banks - 6.7%
Fifth Third Bancorp	513,600	8,746,608
First Citizens BancShares, Inc. - Class A	24,463	4,560,392
First Community Bancshares, Inc.	177,440	2,752,094
First Niagara Financial Group, Inc.	236,370	2,247,879
First Republic Bank - Class A	62,600	2,377,548
KeyCorp	488,900	4,874,333
Lakeland Bancorp, Inc. - Class A (B)	145,736	1,393,236
Regions Financial Corp.	1,498,775	12,724,600
Sandy Spring Bancorp, Inc. (B)	118,000	2,416,640
Texas Capital Bancshares, Inc. (A)	44,000	1,833,040
Umpqua Holdings Corp. (B)	190,000	2,280,000
Union First Market Bankshares Corp. (B)	86,594	1,637,493
Washington Trust Bancorp, Inc. (B)	55,921	1,495,887
Webster Financial Corp.	138,400	3,234,408
Wilshire Bancorp, Inc. (A)	303,600	1,940,004
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	46,250	1,917,063
HNI Corp. (B)	72,200	2,485,846
Communications Equipment - 0.4%
KVH Industries, Inc. (A) (B)	157,983	2,086,955
Polycom, Inc. (A)	121,700	1,277,850
Construction & Engineering - 1.4%
Chicago Bridge & Iron Co. NV - Class Y	23,800	1,280,202
Comfort Systems USA, Inc. - Class A	148,800	1,909,104
EMCOR Group, Inc.	179,625	6,717,975
Foster Wheeler AG (A)	57,200	1,206,920
Construction Materials - 0.7%
Caesar Stone Sdot Yam, Ltd. (A)	239,700	5,623,362
Consumer Finance - 0.6%
Discover Financial Services	114,675	5,015,885

	Shares	Value
Containers & Packaging - 0.3%
Bemis Co., Inc.	68,375	$ 2,690,556
Electric Utilities - 1.4%
Cleco Corp.	196,350	9,723,252
MGE Energy, Inc. (B)	27,800	1,552,630
Electrical Equipment - 1.4%
Eaton Corp. PLC	70,750	4,344,757
PowerSecure International, Inc. (A) (B)	338,061	4,631,436
Regal Beloit Corp.	33,300	2,618,046
Electronic Equipment & Instruments - 1.6%
Avnet, Inc. (A)	192,350	6,299,462
Orbotech, Ltd. (A)	177,600	1,820,400
Rofin-Sinar Technologies, Inc. (A) (B)	54,800	1,364,520
Universal Display Corp. - Class A (A) (B)	34,200	1,075,248
Vishay Intertechnology, Inc. (A) (B)	194,800	2,734,992
Energy Equipment & Services - 1.5%
Dresser-Rand Group, Inc. (A)	35,600	1,979,716
Helix Energy Solutions Group, Inc. - Class A (A)	77,000	1,774,080
Patterson-UTI Energy, Inc. (B)	395,400	8,338,986
Food & Staples Retailing - 0.7%
Kroger Co.	160,000	5,500,800
Food Products - 2.5%
Ingredion, Inc.	49,025	3,530,290
J&J Snack Foods Corp.	25,145	1,886,378
JM Smucker Co.	46,325	4,782,130
Sanderson Farms, Inc.	38,600	2,364,636
Tyson Foods, Inc. - Class A	302,725	7,456,117
Health Care Equipment & Supplies - 3.0%
AngioDynamics, Inc. (A)	123,500	1,251,055
Becton Dickinson and Co.	66,025	6,226,157
Boston Scientific Corp. (A)	524,550	3,928,880
CareFusion Corp. - Class A (A)	139,525	4,665,716
Greatbatch, Inc. (A) (B)	102,957	2,876,619
Sirona Dental Systems, Inc. (A)	78,025	5,737,958
Health Care Providers & Services - 2.5%
Aetna, Inc.	63,925	3,671,852
Coventry Health Care, Inc.	45,800	2,269,390
Health Net, Inc. (A)	60,000	1,764,000
HealthSouth Corp. (A)	106,900	2,939,750
Omnicare, Inc. (B)	162,350	7,106,059
WellCare Health Plans, Inc. (A)	41,600	2,425,696
Health Care Technology - 0.4%
Omnicell, Inc. (A)	176,800	3,185,936
Hotels, Restaurants & Leisure - 0.6%
Churchill Downs, Inc.	58,800	4,495,848
Household Durables - 4.0%
Harman International Industries, Inc.	40,800	1,824,168
Helen of Troy, Ltd. (A)	43,400	1,513,792
La-Z-Boy, Inc.	139,400	2,517,564
MDC Holdings, Inc. (B)	39,925	1,501,180
Mohawk Industries, Inc. (A)	33,475	3,711,708
Newell Rubbermaid, Inc.	283,000	7,454,220
Ryland Group, Inc. (B)	186,471	8,402,383
Whirlpool Corp.	48,035	5,489,440
Household Products - 0.7%
Spectrum Brands Holdings, Inc. - Class A	97,300	5,448,800
Independent Power Producers & Energy Traders - 2.1%
AES Corp.	498,725	6,912,329
NRG Energy, Inc.	372,075	10,369,730

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Shares	Value
Insurance - 7.7%
Alleghany Corp. (A)	9,000	$ 3,543,660
Allstate Corp.	56,675	2,791,811
Aspen Insurance Holdings, Ltd.	92,500	3,532,575
eHealth, Inc. (A) (B)	45,300	948,582
Fidelity National Financial, Inc. - Class A	115,625	3,104,531
HCC Insurance Holdings, Inc.	114,000	4,856,400
Lincoln National Corp.	379,175	12,895,742
Selective Insurance Group, Inc. (B)	234,400	5,491,992
United Fire Group, Inc.	242,943	6,792,686
Unum Group	181,400	5,059,246
Validus Holdings, Ltd.	357,250	13,793,422
Internet Software & Services - 1.6%
AOL, Inc. (A)	89,900	3,473,736
Blucora, Inc. (A) (B)	58,500	864,045
IAC/InterActiveCorp	62,000	2,918,340
ValueClick, Inc. (A) (B)	117,616	3,629,630
XO Group, Inc. (A)	180,200	2,029,052
IT Services - 1.6%
CoreLogic, Inc. (A)	144,875	3,952,190
Fidelity National Information Services, Inc.	138,900	5,840,745
Global Payments, Inc. (B)	48,000	2,227,200
Sykes Enterprises, Inc. (A)	65,500	1,008,045
Life Sciences Tools & Services - 0.2%
ICON PLC (A)	49,550	1,591,546
Machinery - 4.2%
AGCO Corp.	102,997	5,484,590
Altra Holdings, Inc.	135,400	3,608,410
CIRCOR International, Inc.	89,500	4,236,035
Columbus McKinnon Corp. (A)	50,500	948,390
Crane Co.	32,000	1,722,560
Mueller Industries, Inc.	75,000	3,883,500
NN, Inc. (A)	182,770	1,646,758
Oshkosh Corp. (A)	42,800	1,680,328
Terex Corp. (A)	202,800	5,800,080
Trinity Industries, Inc.	78,523	3,314,456
Wabash National Corp. (A) (B)	161,600	1,523,888
Media - 0.7%
Gannett Co., Inc. (B)	291,950	5,885,712
Metals & Mining - 1.0%
Kaiser Aluminum Corp. (B)	23,500	1,480,500
Nucor Corp.	152,900	6,669,498
Multi-Utilities - 2.5%
CMS Energy Corp.	284,500	8,517,930
NiSource, Inc. - Class B	193,425	5,943,950
NorthWestern Corp.	135,000	5,807,700
Office Electronics - 0.7%
Xerox Corp.	624,175	5,355,422
Oil, Gas & Consumable Fuels - 5.1%
Energen Corp.	158,675	7,524,368
Gulfport Energy Corp. (A)	22,600	1,179,494
Hess Corp.	69,950	5,048,991
HollyFrontier Corp.	86,750	4,289,788
Peabody Energy Corp.	291,675	5,851,000
SM Energy Co.	54,500	3,324,500
Valero Energy Corp.	77,450	3,122,784
W&T Offshore, Inc. (B)	137,575	1,606,876
Western Refining, Inc. (B)	71,100	2,197,701
Whiting Petroleum Corp. (A)	169,400	7,538,300

	Shares	Value
Paper & Forest Products - 1.9%
Domtar Corp.	35,400	$ 2,460,654
International Paper Co.	192,600	9,048,348
P.H. Glatfelter Co.	150,300	3,607,200
Pharmaceuticals - 1.1%
Jazz Pharmaceuticals PLC (A)	94,990	5,542,666
Nektar Therapeutics (A) (B)	333,333	3,613,330
Professional Services - 1.6%
FTI Consulting, Inc. (A) (B)	50,200	1,662,624
On Assignment, Inc. (A) (B)	133,200	3,232,764
Towers Watson & Co. - Class A	107,300	7,824,316
Real Estate Investment Trusts - 8.9%
BioMed Realty Trust, Inc. - Basis B	360,675	8,118,794
Brandywine Realty Trust (B)	986,650	14,730,685
CBL & Associates Properties, Inc.	156,500	3,777,910
Corrections Corp. of America	167,325	6,057,165
DiamondRock Hospitality Co.	265,800	2,652,684
Equity One, Inc.	127,100	3,239,779
Excel Trust, Inc. (B)	328,219	4,998,776
Home Properties, Inc.	32,700	2,107,842
Kilroy Realty Corp. (B)	201,975	11,429,765
Liberty Property Trust - Series C	173,875	7,474,886
National Retail Properties, Inc. (B)	107,700	4,273,536
Weingarten Realty Investors (B)	91,800	3,127,626
Real Estate Management & Development - 0.8%
CBRE Group, Inc. - Class A (A)	269,575	6,529,106
Road & Rail - 1.3%
AMERCO	16,300	2,619,410
Ryder System, Inc. - Class A	140,779	8,175,037
Semiconductors & Semiconductor Equipment - 5.8%
Broadcom Corp. - Class A	70,825	2,549,700
Brooks Automation, Inc. - Class A (B)	247,900	2,409,588
Entegris, Inc. (A)	284,600	2,698,008
LAM Research Corp. (A)	105,175	4,861,189
LTX-Credence Corp. (A)	410,500	2,421,950
Micron Technology, Inc. (A)	541,725	5,103,049
MKS Instruments, Inc.	67,600	1,816,412
NXP Semiconductor NV (A)	292,229	8,050,909
OmniVision Technologies, Inc. (A) (B)	270,000	3,620,700
RF Micro Devices, Inc. (A)	230,000	1,290,300
Silicon Motion Technology Corp. - ADR (B)	194,200	2,116,780
Skyworks Solutions, Inc. (A)	318,350	7,025,984
Teradyne, Inc. (A)	70,100	1,152,444
Veeco Instruments, Inc. (A) (B)	48,200	1,834,974
Software - 2.0%
AVG Technologies NV (A) (B)	127,000	2,072,640
Electronic Arts, Inc. (A)	174,000	3,064,140
Progress Software Corp. (A)	63,700	1,437,709
Seachange International, Inc. (A)	97,000	1,053,420
Symantec Corp. (A)	244,950	5,952,285
Websense, Inc. (A)	170,000	3,032,800
Specialty Retail - 4.7%
Abercrombie & Fitch Co. - Class A	201,950	10,008,642
American Eagle Outfitters, Inc.	128,500	2,499,325
ANN, Inc. (A)	91,001	2,688,170
Express, Inc. (A)	115,000	2,094,150
Finish Line, Inc. - Class A (B)	149,400	2,896,866
Foot Locker, Inc.	178,975	6,240,858
GameStop Corp. - Class A (B)	79,100	2,760,590

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Shares	Value
Specialty Retail (continued)
GNC Holdings, Inc. - Class A	134,500	$ 6,096,885
Staples, Inc.	242,575	3,211,693
Textiles, Apparel & Luxury Goods - 0.3%
Steven Madden, Ltd. - Class B (A)	53,000	2,577,390
Thrifts & Mortgage Finance - 2.2%
Berkshire Hills Bancorp, Inc.	139,231	3,600,514
Dime Community Bancshares, Inc.	155,000	2,211,850
Oritani Financial Corp.	63,000	974,610
Provident Financial Services, Inc.	116,500	1,785,945
Provident New York Bancorp (B)	282,100	2,550,184
TrustCo Bank Corp. (B)	224,000	1,200,640
United Financial Bancorp, Inc.	140,685	2,083,545
Washington Federal, Inc.	201,000	3,451,170
Trading Companies & Distributors - 0.9%
United Rentals, Inc. (A) (B)	133,225	7,008,967

Total Common Stocks (cost $682,097,622)		793,277,993

SECURITIES LENDING COLLATERAL - 8.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	67,001,683	67,001,683

Total Securities Lending Collateral (cost $67,001,683)		67,001,683

Principal	Value
REPURCHASE AGREEMENT - 2.7%

State Street Bank & Trust Co.
0.03% (C), dated 04/30/2013, to be repurchased at $21,932,360 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/01/2032, and with a value of $22,374,481.

$ 21,932,342	$ 21,932,342

Total Repurchase Agreement (cost $21,932,342)	21,932,342

Total Investment Securities (cost $771,031,647) (D)	882,212,018
Other Assets and Liabilities - Net	(70,078,437)

Net Assets	$ 812,133,581

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $65,322,981. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at April 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $771,031,647. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $128,952,669 and $17,772,298, respectively. Net unrealized appreciation for tax purposes is $111,180,371.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Common Stocks	$793,277,993	$—	$—	$793,277,993
Securities Lending Collateral	67,001,683	—	—	67,001,683
Repurchase Agreement	—	21,932,342	—	21,932,342
Total Investment Securities	$860,279,676	$21,932,342	$—	$882,212,018

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(67,001,683)	$—	$(67,001,683)
Total Other Liabilities	$—	$(67,001,683)	$—	$(67,001,683)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Tactical Allocation

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.7%
Capital Markets - 98.7%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	30	$ 815
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	6,550	177,309
iShares Barclays TIPS Bond Fund	650	79,398
iShares BofA Merrill Lynch Global ex-US Diversified Inflation-Linked Index	1,670	85,588
iShares Floating Rate Note Fund	2,020	102,333
iShares JPMorgan USD Emerging Markets Bond Fund (A)	2,190	265,866
iShares MSCI All Country World Minimum Volatility Index Fund	4,207	268,701
iShares MSCI EAFE Minimum Volatility Index Fund	2,782	172,960
iShares MSCI Emerging Markets Minimum Volatility Index Fund	13,490	844,069
iShares MSCI USA Minimum Volatility Index Fund	12,180	410,101
PowerShares DB Agriculture Fund (B)	2,640	69,221
PowerShares DB Commodity Index Tracking Fund (B)	2,620	68,827
PowerShares DB Energy Fund (B)	2,460	68,093
PowerShares DB Oil Fund (A) (B)	2,670	68,886
PowerShares DB Precious Metals Fund (B)	1,420	69,566
ProShares UltraShort 20+ Year Treasury	1,510	90,192
ProShares VIX Mid-Term Futures ETF (B)	5,650	138,708
SPDR Barclays Convertible Securities ETF	3,450	148,385
SPDR Dow Jones International Real Estate ETF	14,320	660,295
SPDR Nuveen Barclays Municipal Bond ETF (A)	3,820	92,559
Vanguard Intermediate-Term Bond ETF	8,452	749,861

	Shares	Value
Capital Markets (continued)
Vanguard Long-Term Bond ETF	3,998	$ 378,810
Vanguard MSCI European ETF	2,740	140,726
Vanguard MSCI Pacific ETF	1,530	93,605
Vanguard S&P 500 ETF	23,610	1,726,835
Vanguard Short-Term Bond ETF	2,890	234,350
Vanguard Total Bond Market ETF	11,690	984,064

Total Investment Companies (cost $7,889,808)		8,190,123

SECURITIES LENDING COLLATERAL - 2.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	185,052	185,052

Total Securities Lending Collateral (cost $185,052)		185,052

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
State Street Bank & Trust Co. 0.03% (C), dated 04/30/2013, to be repurchased at $166,908 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 06/01/2032, and with a value of $174,784.	$ 166,908	166,908

Total Repurchase Agreement (cost $166,908)		166,908

Total Investment Securities (cost $8,241,768) (D)		8,542,083
Other Assets and Liabilities - Net		(245,037)

Net Assets		$ 8,297,046

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $180,956. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at April 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $8,241,768. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $318,086 and $17,771, respectively. Net unrealized appreciation for tax purposes is $300,315.

DEFINITIONS:

ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Investment Companies	$8,190,123	$—	$—	$8,190,123
Securities Lending Collateral	185,052	—	—	185,052
Repurchase Agreement	—	166,908	—	166,908
Total Investment Securities	$8,375,175	$166,908	$—	$8,542,083

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Tactical Allocation

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY (continued): (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(185,052)	$—	$(185,052)
Total Other Liabilities	$—	$(185,052)	$—	$(185,052)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Tactical Income

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.1%
Capital Markets - 99.1%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	83,903	$ 2,279,477
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	386,330	10,512,039
iShares Barclays 0-5 Year TIPS Bond Fund	328,400	33,762,804
iShares Barclays 20+ Year Treasury Bond Fund (A)	171,753	21,127,337
iShares Barclays 7-10 Year Treasury Bond Fund (A)	204,180	22,220,909
iShares Barclays Short Treasury Bond Fund	395,290	43,580,722
iShares Barclays TIPS Bond Fund	26,610	3,250,411
iShares Floating Rate Note Fund	305,060	15,454,340
iShares iBoxx $ High Yield Corporate Bond Fund (A)	1,185,783	113,657,301
iShares iBoxx Investment Grade Corporate Bond Fund	164,169	20,049,960
iShares JPMorgan USD Emerging Markets Bond Fund (A)	587,014	71,263,500
iShares MSCI Emerging Markets Minimum Volatility Index Fund	631,230	39,496,061
iShares MSCI USA Minimum Volatility Index Fund	2,425,452	81,664,969
iShares S&P U.S. Preferred Stock Index Fund (A)	1,588,568	64,765,917
ProShares UltraShort 20+ Year Treasury (B)	131,739	7,868,770
ProShares VIX Mid-Term Futures ETF (B)	383,597	9,417,306
SPDR Barclays Convertible Securities ETF	979,110	42,111,521
SPDR Barclays High Yield Bond ETF (A)	5,234,952	218,559,246
SPDR Barclays TIPS ETF	70,863	4,320,517
SPDR Dow Jones International Real Estate ETF (A)	1,032,001	47,585,566
SPDR Nuveen Barclays Municipal Bond ETF (A)	932,716	22,599,709
SPDR S&P International Dividend ETF (A)	968,511	48,551,456

	Shares	Value
Capital Markets (continued)
SPDR Wells Fargo Preferred Stock ETF (A)	579,435	$ 26,717,748
Vanguard Intermediate-Term Bond ETF (A)	487,568	43,257,033
Vanguard Long-Term Bond ETF (A)	314,228	29,773,103
Vanguard REIT ETF	187,084	14,083,684
Vanguard S&P 500 ETF (A)	608,930	44,537,140
Vanguard Short-Term Bond ETF (A)	620,900	50,348,781

Total Investment Companies (cost $1,128,957,439)		1,152,817,327

SECURITIES LENDING COLLATERAL - 20.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	238,594,039	238,594,039

Total Securities Lending Collateral (cost $238,594,039)		238,594,039

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.03% (C), dated 04/30/2013, to be repurchased at $5,439,785 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 11/01/2027, and with a value of $5,552,860.	$ 5,439,781	5,439,781

Total Repurchase Agreement (cost $5,439,781)		5,439,781

Total Investment Securities (cost $1,372,991,259) (D)		1,396,851,147
Other Assets and Liabilities - Net		(234,209,643)

Net Assets		$ 1,162,641,504

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $233,359,455. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at April 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $1,372,991,259. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $28,509,210 and $4,649,322, respectively. Net unrealized appreciation for tax purposes is $23,859,888.

DEFINITIONS:

ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Tactical Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Investment Companies	$1,152,817,327	$—	$—	$1,152,817,327
Securities Lending Collateral	238,594,039	—	—	238,594,039
Repurchase Agreement	—	5,439,781	—	5,439,781
Total Investment Securities	$1,391,411,366	$5,439,781	$—	$1,396,851,147

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(238,594,039)	$—	$(238,594,039)
Total Other Liabilities	$—	$(238,594,039)	$—	$(238,594,039)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Tactical Rotation

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.1%
Capital Markets - 96.1%
Consumer Discretionary Select Sector SPDR Fund (A)	3,350	$ 182,943
Consumer Staples Select Sector SPDR Fund (A)	4,450	182,183
Energy Select Sector SPDR Fund (A)	2,630	205,850
Health Care Select Sector SPDR Fund (A)	4,130	195,473
Industrial Select Sector SPDR Fund (A)	4,070	168,702
iShares Barclays 0-5 Year TIPS Bond Fund	1,360	139,822
iShares Barclays Short Treasury Bond Fund	1,370	151,043
iShares Floating Rate Note Fund	2,880	145,901
iShares MSCI Australia Index Fund (A)	4,180	117,458
iShares MSCI Brazil Index Fund (A)	1,600	88,240
iShares MSCI EAFE Minimum Volatility Index Fund	3,480	216,355
iShares MSCI Germany Index Fund (A)	4,530	115,379
iShares MSCI Japan Index Fund (A)	17,310	202,527
iShares MSCI South Africa Index Fund (A)	400	25,680
iShares MSCI South Korea Index Fund (A)	1,260	73,609
iShares MSCI Turkey Index Fund	290	21,231
iShares MSCI U.K. Index Fund	11,370	213,642
iShares MSCI USA Minimum Volatility Index Fund	6,550	220,538
iShares S&P India Nifty 50 Index Fund	820	20,894
Market Vectors Russia ETF (A)	4,320	115,517
Materials Select Sector SPDR Fund (A)	2,770	109,554
SPDR S&P China ETF	520	36,998

	Shares	Value
Capital Markets (continued)
SPDR S&P Regional Banking ETF (A)	7,050	$ 218,902
Technology Select Sector SPDR Fund (A)	22,700	699,386
Utilities Select Sector SPDR Fund (A)	1,480	61,316
Vanguard Short-Term Bond ETF	1,660	134,609

Total Investment Companies (cost $3,882,715)		4,063,752

SECURITIES LENDING COLLATERAL - 24.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (B)	1,047,580	1,047,580

Total Securities Lending Collateral (cost $1,047,580)		1,047,580

	Principal	Value
REPURCHASE AGREEMENT - 5.5%
State Street Bank & Trust Co. 0.03% (B), dated 04/30/2013, to be repurchased at $233,778 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 06/01/2032, and with a value of $242,756.	$ 233,778	233,778

Total Repurchase Agreement (cost $233,778)		233,778

Total Investment Securities (cost $5,164,073) (C)		5,345,110
Other Assets and Liabilities - Net		(1,117,457)

Net Assets		$ 4,227,653

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $1,023,042. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at April 30, 2013.
(C)	Aggregate cost for federal income tax purposes is $5,164,073. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $182,064 and $1,027, respectively. Net unrealized appreciation for tax purposes is $181,037.

DEFINITIONS:

ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Investment Companies	$4,063,752	$—	$—	$4,063,752
Securities Lending Collateral	1,047,580	—	—	1,047,580
Repurchase Agreement	—	233,778	—	233,778
Total Investment Securities	$5,111,332	$233,778	$—	$5,345,110

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Tactical Rotation

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY (continued): (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (E)
Collateral for Securities on Loan	$—	$(1,047,580)	$—	$(1,047,580)
Total Other Liabilities	$—	$(1,047,580)	$—	$(1,047,580)

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(E)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2013

(unaudited)

	Transamerica Capital Growth	Transamerica Diversified Equity	Transamerica Dividend Focused	Transamerica Emerging Markets Debt	Transamerica Emerging Markets Equity
Assets:
Investment securities, at value	$714,024,273	$1,564,725,058	$1,054,266,908	$941,493,080	$233,492,518
Repurchase agreements, at value	33,578,383	14,926,402	64,060,304	16,282,989	3,488,922
Foreign currency, at value	—	—	—	706,868	2,066,659
Unrealized appreciation on forward foreign currency contracts	—	—	—	120,513	—
Receivables:
Shares of beneficial interest sold	62,294	44,655	5,286	3,103,409	719
Investment securities sold	3,814,579	20,823,632	—	45,712,016	—
Interest	28	12	54	11,885,824	3
Dividends	587,034	1,075,383	1,410,453	281	617,630
Dividend reclaims	161,394	542,397	—	188	769
Securities lending income (net)	230,682	66,424	8,344	16,029	6,262
Prepaid expenses	3,233	6,526	2,929	1,996	594
Total assets	752,461,900	1,602,210,489	1,119,754,278	1,019,323,193	239,674,076
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	925,292	1,077,217	71,870	364,315	8,739
Investment securities purchased	1,059,110	6,242,337	—	47,788,752	59,651
Management and advisory fees	547,527	980,770	568,397	459,519	187,489
Distribution and service fees	40,983	178,287	374	63,369	422
Transfer agent fees	44,067	252,436	6,667	22,305	1,604
Trustees fees	1,802	3,778	2,278	1,184	101
Administration fees	17,025	34,316	21,988	19,495	4,934
Capital gains tax	—	—	—	26,944	319,026
Other	48,261	117,523	52,282	56,642	55,356
Collateral for securities on loan	74,750,237	65,902,079	106,819,320	88,955,404	14,977,908
Unrealized depreciation on forward foreign currency contracts	—	—	—	407,472	—
Total liabilities	77,434,304	74,788,743	107,543,176	138,165,401	15,615,230
Net assets	$675,027,596	$1,527,421,746	$1,012,211,102	$881,157,792	$224,058,846
Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$562,339,699	$1,514,140,275	$923,507,740	$837,377,282	$216,599,957
Undistributed net investment income	583,505	14,319,803	1,443,142	2,487,186	371,129
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(8,153,758)	(334,637,510)	2,411,759	17,891,802	(3,822,416)
Net unrealized appreciation (depreciation) on:
Investment securities	120,240,247	333,472,382	84,848,461	23,779,623	10,886,564
Translation of assets and liabilities denominated in foreign currencies	17,903	126,796	—	(378,101)	23,612
Net assets	$675,027,596	$1,527,421,746	$1,012,211,102	$881,157,792	$224,058,846
Net assets by class:
Class A	$68,598,504	$447,872,782	$308,673	$143,560,555	$450,537
Class B	5,512,891	20,204,459	—	—	—
Class C	20,090,286	44,027,105	346,807	30,601,808	346,235
Class I	82,757,512	285,656,647	1,253,615	118,712,081	625,345
Class I2	498,068,403	641,937,209	1,010,302,007	588,283,348	222,636,729
Class T	—	87,723,544	—	—	—
Shares outstanding:
Class A	4,019,884	29,667,643	28,071	12,252,218	44,087
Class B	356,850	1,359,625	—	—	—
Class C	1,299,644	2,968,754	31,558	2,619,145	34,010
Class I	4,776,287	18,620,602	113,972	10,107,224	61,092
Class I2	42,102,954	41,849,649	91,845,482	50,089,679	21,744,700
Class T	—	2,710,152	—	—	—
Net asset value per share:
Class A	$17.06	$15.10	$11.00	$11.72	$10.22
Class B	15.45	14.86	—	—	—
Class C	15.46	14.83	10.99	11.68	10.18
Class I	17.33	15.34	11.00	11.75	10.24
Class I2	11.83	15.34	11.00	11.74	10.24
Class T	—	32.37	—	—	—
Maximum offering price per share: (A)
Class A	$18.05	$15.98	$11.64	$12.30	$10.81
Class T	$—	$35.38	$—	$—	$—

Investment securities, at cost	$593,784,026	$1,231,252,676	$969,418,447	$917,686,513	$222,287,026
Repurchase agreement, at cost	$33,578,383	$14,926,402	$64,060,304	$16,282,989	$3,488,922
Foreign currency, at cost	$—	$—	$—	$709,405	$2,042,632
Securities loaned, at value:	$73,158,875	$64,401,111	$104,539,078	$87,120,852	$14,531,520

(A)	Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, I and I2 shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2013

(unaudited)

	Transamerica Enhanced Muni	Transamerica Flexible Income	Transamerica Growth Opportunities	Transamerica High Yield Bond	Transamerica Income & Growth
Assets:
Investment securities, at value	$12,782,746	$332,574,746	$729,759,269	$861,048,312	$458,627,236
Repurchase agreements, at value	—	18,038,515	40,812,580	3,142,539	23,992,143
Cash	—	—	—	109,810	—
Foreign currency, at value	—	—	—	—	43,493
Receivables:
Shares of beneficial interest sold	320,586	2,139,195	104,048	38,762,032	1,467,123
Due from Advisor	49,540	—	—	—	—
Investment securities sold	108,117	—	5,815,583	677,860	4,328
Interest	176,956	3,851,970	34	12,005,880	20
Dividends	—	66,212	—	183,393	1,382,809
Dividend reclaims	—	—	67,322	—	158,232
Securities lending income (net)	—	10,027	284,083	23,007	147,219
12b-1 waiver	727	3,897	—	—	—
Prepaid expenses	40	938	2,573	2,758	1,033
Total assets	13,438,712	356,685,500	776,845,492	915,955,591	485,823,636
Liabilities:
Due to custodian	456,409	—	—	—	—
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	—	700,279	1,008,109	1,007,811	19,590
Investment securities purchased	16,733	8,084,841	1,401,586	30,381,763	19,748,129
When-issued securities purchased	—	1,500,000	—	—	—
Management and advisory fees	—	124,759	433,726	376,686	212,791
Distribution and service fees	1,966	112,260	41,440	168,027	8,192
Transfer agent fees	702	14,854	62,844	22,057	3,578
Trustees fees	9	804	1,465	1,671	208
Administration fees	292	6,674	14,280	16,142	7,951
Other	13,146	34,392	31,791	55,295	20,213
Collateral for securities on loan	—	33,724,272	110,425,615	117,124,875	59,847,200
Total liabilities	489,257	44,303,135	113,420,856	149,154,327	79,867,852
Net assets	$12,949,455	$312,382,365	$663,424,636	$766,801,264	$405,955,784
Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$12,647,503	$362,599,569	$562,849,547	$718,493,852	$379,893,707
Undistributed (accumulated) net investment income (loss)	(1,789)	167,209	(193,301)	(5,985)	2,632,312
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	53,060	(78,022,264)	(5,484,320)	7,690,159	149,822
Net unrealized appreciation (depreciation) on:
Investment securities	250,681	27,634,170	106,255,122	40,623,238	23,284,714
Translation of assets and liabilities denominated in foreign currencies	—	3,681	(2,412)	—	(4,771)
Net assets	$12,949,455	$312,382,365	$663,424,636	$766,801,264	$405,955,784
Net assets by class:
Class A	$3,484,073	$94,711,056	$99,120,164	$344,082,189	$6,707,114
Class B	—	6,355,632	5,643,153	9,698,135	—
Class C	1,150,314	92,025,736	11,663,486	90,162,434	8,863,653
Class I	8,315,068	61,082,693	76,688,347	111,184,202	20,079,721
Class I2	—	58,207,248	470,309,486	211,674,304	370,305,296
Shares outstanding:
Class A	328,241	9,860,144	10,489,831	34,426,696	603,319
Class B	—	661,604	677,033	969,921	—
Class C	108,472	9,640,005	1,390,992	9,054,113	799,095
Class I	780,242	6,352,529	7,708,695	11,053,082	1,804,154
Class I2	—	6,049,156	46,945,325	21,003,660	33,271,274
Net asset value per share:
Class A	$10.61	$9.61	$9.45	$9.99	$11.12
Class B	—	9.61	8.34	10.00	—
Class C	10.60	9.55	8.39	9.96	11.09
Class I	10.66	9.62	9.95	10.06	11.13
Class I2	—	9.62	10.02	10.08	11.13
Maximum offering price per share: (A)
Class A	$10.97	$10.09	$10.00	$10.49	$11.77

Investment securities, at cost	$12,532,065	$304,940,576	$623,504,147	$820,425,074	$435,342,522
Repurchase agreement, at cost	$—	$18,038,515	$40,812,580	$3,142,539	$23,992,143
Foreign currency, at cost	$—	$—	$—	$—	$43,263
Securities loaned, at value:	$—	$33,030,179	$107,635,055	$114,716,942	$58,079,348

(A)	Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, I and I2 shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2013

(unaudited)

	Transamerica International Bond	Transamerica International Equity	Transamerica International Small Cap Value		Transamerica Large Cap Growth	Transamerica Large Cap Value
Assets:
Investment securities, at value	$174,309,262	$417,467,601		$164,209,755	$241,727,352	$1,685,344,563
Repurchase agreements, at value	487,004	9,356,271		2,940,545	587,215	27,697,396
Cash on deposit with broker	838,113	—		—	—	—
Foreign currency, at value	3,993,235	1,338,698		45,522	—	—
Unrealized appreciation on forward foreign currency contracts	490,388	—		—	—	—
Receivables:
Shares of beneficial interest sold	278	1,047,007		—	20,107	139,340
Investment securities sold	1,246,179	—		—	1,818	—
Interest	1,834,918	8		2	—	23
Dividends	—	1,603,170		713,034	165,619	991,441
Dividend reclaims	—	206,579		28,247	3,478	45,454
Securities lending income (net)	362	14,119		21,612	9,553	20,007
Variation margin	40,144	—		—	—	—
Other	28,741	—		—	—	—
Prepaid expenses	632	1,211		506	517	7,417
Total assets	183,269,256	431,034,664		167,959,223	242,515,659	1,714,245,641
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	72,160	48,314		—	—	71,901
Investment securities purchased	1,838,813	4,528,162		89	—	16,460,805
Management and advisory fees	84,766	275,649		117,059	125,705	914,049
Distribution and service fees	281	10,672		—	960	3,354
Transfer agent fees	1,256	11,204		1,123	1,490	12,413
Trustees fees	512	417		49	274	2,989
Administration fees	3,947	8,794		3,457	4,653	36,484
Capital gains tax	—	119,787		—	—	—
Other	45,802	30,212		25,914	38,876	47,124
Collateral for securities on loan	2,959,114	19,889,908		8,366,353	34,385,443	35,840,776
Unrealized depreciation on forward foreign currency contracts	1,949,298	—		—	—	—
Total liabilities	6,955,949	24,923,119		8,514,044	34,557,401	53,389,895
Net assets	$176,313,307	$406,111,545		$159,445,179	$207,958,258	$1,660,855,746
Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$186,572,341	$350,889,058		$148,596,654	$191,961,323	$1,360,518,843
Undistributed (accumulated) net investment income (loss)	(3,586,180)	2,305,091		1,316,956	404,886	925,736
Undistributed (accumulated) net realized gain (loss) from investment securities, futures and foreign currency transactions	(9,377,319)	1,317,805		692,626	(2,302,611)	90,406,297
Net unrealized appreciation (depreciation) on:
Investment securities	4,264,266	51,599,944		8,843,600	17,894,660	209,004,870
Futures contracts	(147,244)	—		—	—	—
Translation of assets and liabilities denominated in foreign currencies	(1,412,557)	(353)		(4,657)	—	—
Net assets	$176,313,307	$406,111,545		$159,445,179	$207,958,258	$1,660,855,746
Net assets by class:
Class A	$361,598	$7,710,658	$		$591,670	$3,773,614
Class C	239,875	10,302,369		—	394,212	2,255,007
Class I	97,866	125,428,115		1,464,485	309,113	4,491,915
Class I2	175,613,968	262,670,403		157,980,694	206,663,263	1,650,335,210
Shares outstanding:
Class A	36,573	467,130		—	54,569	292,260
Class C	24,361	630,100		—	36,510	174,917
Class I	9,886	7,551,031		133,464	28,442	346,923
Class I2	17,734,829	15,816,316		14,397,047	18,994,655	127,525,353
Net asset value per share:
Class A	$9.89	$16.51	$		$10.84	$12.91
Class C	9.85	16.35		—	10.80	12.89
Class I	9.90	16.61		10.97	10.87	12.95
Class I2	9.90	16.61		10.97	10.88	12.94
Maximum offering price per share: (A)
Class A	$10.38	$17.47		$—	$11.47	$13.66

Investment securities, at cost	$170,044,996	$365,747,870		$155,366,155	$223,832,692	$1,476,339,693
Repurchase agreement, at cost	$487,004	$9,356,271		$2,940,545	$587,215	$27,697,396
Foreign currency, at cost	$3,961,553	$1,328,252		$45,281	$—	$—
Securities loaned, at value:	$2,899,387	$18,904,970		$7,962,391	$33,649,871	$34,781,393

(A)	Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, I and I2 shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2013

(unaudited)

	Transamerica MLP & Energy Income	Transamerica Money Market	Transamerica Multi-Managed Balanced	Transamerica Short-Term Bond	Transamerica Small Cap Growth
Assets:
Investment securities, at value	$—	$312,179,987	$437,835,766	$3,729,477,224	$525,682,854
Repurchase agreements, at value	—	118,089,564	4,801,155	118,114,426	34,256,738
Foreign currency, at value	—	—	13,643	—	—
Receivables:
Shares of beneficial interest sold	30,750,013	897,975	572,690	13,935,641	21,250
Investment securities sold	—	—	62,846,633	23,336,716	6,317,918
Interest	—	127,012	1,006,579	37,239,336	29
Dividends	—	—	177,650	—	20,481
Dividend reclaims	—	—	828	—	—
Securities lending income (net)	—	—	3,065	14,103	114,729
Variation margin	—	—	7,923	—	—
12b-1 waiver	—	81,483	—	38,125	—
Prepaid expenses	—	821	1,348	12,174	1,208
Total assets	30,750,013	431,376,842	507,267,280	3,922,167,745	566,415,207
Liabilities:
Shares of beneficial interest redeemed	—	427,722	532,958	19,850,316	10,376
Investment securities purchased	—	—	71,570,283	13,045,956	22,118,773
When-issued securities purchased	—	—	704,877	—	—
Management and advisory fees	—	5,010	267,170	1,600,170	321,715
Distribution and service fees	—	151,760	112,957	1,023,749	339
Distributions to shareholders	—	412	—	1,114,759	—
Interest from TBA short commitments	—	—	21,238	—	—
Transfer agent fees	—	57,792	45,075	86,969	2,778
Trustees fees	—	424	886	7,425	178
Administration fees	—	9,856	8,906	86,387	9,175
Other	—	32,733	41,411	108,380	16,816
Collateral for securities on loan	—	—	19,024,926	96,347,115	103,636,963
Written options and swaptions, at value	—	—	3,000	—	—
TBA short commitments, at value	—	—	15,143,513	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	15,495	—	—
Total liabilities	—	685,709	107,492,695	133,271,226	126,117,113
Net assets	$30,750,013	$430,691,133	$399,774,585	$3,788,896,519	$440,298,094

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$30,750,013	$430,691,447	$342,237,380	$3,699,268,438	$421,396,193
Undistributed (accumulated) net investment income (loss)	—	(314)	27,038	(3,699,105)	(400,820)
Undistributed (accumulated) net realized gain (loss) from investment securities, futures, written option contracts and foreign currency transactions	—	—	6,259,034	16,348,971	(16,315,651)
Net unrealized appreciation (depreciation) on:
Investment securities	—	—	50,955,050	76,973,771	35,618,372
Futures contracts	—	—	360,136	—	—
Options written	—	—	11,911	—	—
Translation of assets and liabilities denominated in foreign currencies	—	—	(15,057)	4,444	—
Net unrealized appreciation (depreciation) on TBA short commitments	—	—	(60,907)	—	—
Net assets	$30,750,013	$430,691,133	$399,774,585	$3,788,896,519	$440,298,094
Net assets by class:
Class A	$250,001	$90,236,194	$138,357,240	$859,629,226	$319,325
Class B	—	7,668,131	8,777,401	—	—
Class C	250,001	27,055,792	77,656,604	882,944,669	305,599
Class I	250,001	24,450,188	174,983,340	400,069,647	301,286
Class I2	30,000,010	281,280,828	—	1,646,252,977	439,371,884
Shares outstanding:
Class A	25,000	90,236,075	5,984,817	81,748,846	30,716
Class B	—	7,667,792	382,037	—	—
Class C	25,000	27,051,241	3,406,660	84,124,631	29,522
Class I	25,000	24,450,269	7,542,874	38,713,428	28,960
Class I2	3,000,001	281,281,254	—	159,394,113	42,204,059
Net asset value per share:
Class A	$10.00	$1.00	$23.12	$10.52	$10.40
Class B	—	1.00	22.98	—	—
Class C	10.00	1.00	22.80	10.50	10.35
Class I	10.00	1.00	23.20	10.33	10.40
Class I2	10.00	1.00	—	10.33	10.41
Maximum offering price per share: (A)
Class A	$10.58	$1.00	$24.47	$10.79	$11.01

Investment securities, at cost	$—	$312,179,987	$386,880,716	$3,652,503,453	$490,064,482
Repurchase agreement, at cost	$—	$118,089,564	$4,801,155	$118,114,426	$34,256,738
Foreign currency, at cost	$—	$—	$13,570	$—	$—
Securities loaned, at value:	$—	$—	$18,620,692	$94,378,408	$101,248,771
Premium received on written option and swaption contracts:	$—	$—	$14,911	$—	$—
Proceeds received from TBA short commitments	$—	$—	$15,082,606	$—	$—

(A)	Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, I and I2 shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2013

(unaudited)

	Transamerica Small Cap Value	Transamerica Small/Mid Cap Value	Transamerica Tactical Allocation	Transamerica Tactical Income	Transamerica Tactical Rotation
Assets:
Investment securities, at value	$691,500,086	$860,279,676	$8,375,175	$1,391,411,366	$5,111,332
Repurchase agreements, at value	42,221,771	21,932,342	166,908	5,439,781	233,778
Receivables:
Shares of beneficial interest sold	2,710	3,009,136	91,494	12,034,123	149,348
Due from Advisor	—	—	43,948	—	39,723
Investment securities sold	3,931,074	9,048,310	1,252,352	53,918,757	1,026,566
Interest	35	18	—	5	—
Dividends	454,591	998,324	—	—	—
Securities lending income (net)	16,915	14,770	194	132,631	542
12b-1 waiver	—	—	—	16,565	—
Transfer agent	—	—	—	35	—
Prepaid expenses	1,402	2,925	22	2,451	11
Total assets	738,128,584	895,285,501	9,930,093	1,462,955,714	6,561,300
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	19,807	1,237,884	9,445	1,474,939	6,296
Investment securities purchased	21,375,101	13,888,776	1,415,653	59,093,375	1,264,100
Management and advisory fees	411,750	560,839	—	523,480	—
Distribution and service fees	397	336,603	2,368	501,529	1,360
Transfer agent fees	3,730	70,139	463	56,014	208
Trustees fees	248	1,531	3	1,097	1
Administration fees	12,157	17,941	171	25,313	81
Other	50,551	36,524	19,892	44,424	14,021
Collateral for securities on loan	111,382,852	67,001,683	185,052	238,594,039	1,047,580
Total liabilities	133,256,593	83,151,920	1,633,047	300,314,210	2,333,647
Net assets	$604,871,991	$812,133,581	$8,297,046	$1,162,641,504	$4,227,653

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$542,831,021	$673,815,211	$8,049,147	$1,145,402,431	$4,097,554
Undistributed accumulated net investment income (loss)	1,747,136	2,185,391	(36,000)	(11,804,567)	(50,453)
Undistributed (accumulated) net realized gain (loss) from investment securities and investments in investment companies	5,812,584	24,952,608	(16,416)	5,183,752	(485)
Net unrealized appreciation (depreciation) on:
Investment securities	54,481,250	111,180,371	300,315	23,859,888	181,037
Net assets	$604,871,991	$812,133,581	$8,297,046	$1,162,641,504	$4,227,653
Net assets by class:
Class A	$326,246	$391,698,776	$2,515,529	$376,017,004	$2,021,638
Class B	—	30,869,264	—	—	—
Class C	382,964	231,250,182	2,517,064	467,670,251	1,266,071
Class I	446,722	139,541,465	3,264,453	318,954,249	939,944
Class I2	603,716,059	18,773,894	—	—	—
Shares outstanding:
Class A	28,715	15,488,124	245,343	36,333,157	193,770
Class B	—	1,297,587	—	—	—
Class C	33,765	9,823,311	247,203	45,342,190	121,687
Class I	39,253	5,400,641	320,383	30,811,192	90,476
Class I2	53,028,117	726,002	—	—	—
Net asset value per share:
Class A	$11.36	$25.29	$10.25	$10.35	$10.43
Class B	—	23.79	—	—	—
Class C	11.34	23.54	10.18	10.31	10.40
Class I	11.38	25.84	10.19	10.35	10.39
Class I2	11.38	25.86	—	—	—
Maximum offering price per share: (A)
Class A	$12.02	$26.76	$10.85	$10.87	$11.04

Investment securities, at cost	$637,018,836	$749,099,305	$8,074,860	$1,367,551,478	$4,930,295
Repurchase agreement, at cost	$42,221,771	$21,932,342	$166,908	$5,439,781	$233,778
Securities loaned, at value:	$108,571,818	$65,322,981	$180,956	$233,359,455	$1,023,042

(A)	Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, I and I2 shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF OPERATIONS

For the period ended April 30, 2013

(unaudited)

	Transamerica Capital Growth	Transamerica Diversified Equity	Transamerica Dividend Focused (A)	Transamerica Emerging Markets Debt		Transamerica Emerging Markets Equity
Investment Income:
Dividend income	$5,182,893	$15,214,971	$7,181,985	$—		$1,677,332
Interest income	3,836	1,961	6,916	22,875,774		914
Withholding taxes on foreign income	(141,554)	(51,412)	—	(78,253)		(176,729)
Securities lending income (net)	607,319	423,755	25,226	96,329		19,473
Total investment income	5,652,494	15,589,275	7,214,127	22,893,850		1,520,990

Expenses:
Management and advisory	2,806,220	5,225,719	1,877,316	2,274,927		847,492
Distribution and service:
Class A	100,114	645,840	257	174,740		560
Class B	27,415	100,754	—	—		—
Class C	99,280	212,818	901	97,485		1,503
Transfer agent:
Class A	102,057	671,354	8	60,607		349
Class B	13,999	47,224	—	—		—
Class C	22,972	89,846	8	10,856		92
Class I	57,552	200,441	177	41,992		252
Class I2	21,233	22,484	21,699	20,760		6,649
Class T	—	61,559	—	—		—
Printing and shareholder reports	40,927	99,288	27,473	41,408		8,417
Custody	66,363	104,579	42,532	137,050		134,943
Administration	92,455	183,976	72,417	96,347		22,302
Legal	10,500	23,916	13,011	8,735		1,537
Audit and tax	7,851	30,556	5,939	12,553		8,446
Trustees	6,655	13,281	5,018	6,304		1,366
Registration	51,114	70,049	51,345	22,180		43,555
Other	7,655	14,081	6,077	6,170		1,953
Total expenses	3,534,362	7,817,765	2,124,178	3,012,114		1,079,416
Class expense recaptured or (reimbursed)/(waived):
Class A	18,884	—	—	—		—
Class B	(4,046)	(8,223)	—	—		—
Class C	—	(7,538)	—	—		—
Class I	—	—	—	—		5
Total expenses recaptured or (reimbursed)/(waived)	14,838	(15,761)	—	—		5
Net expenses	3,549,200	7,802,004	2,124,178	3,012,114		1,079,421
Net investment income	2,103,294	7,787,271	5,089,949	19,881,736		441,569

Net realized gain (loss) on transactions from:
Investment securities	(7,196,046)	69,974,894	2,411,759	18,049,717		1,469,110	(C)
Foreign currency transactions	5,863	—	—	591,327		(58,279)
Total realized gain (loss)	(7,190,183)	69,974,894	2,411,759	18,641,044		1,410,831
Net change in unrealized appreciation (depreciation) on:
Investment securities	101,109,515	100,541,212	84,848,461	10,277,613	(B)	8,886,596	(D)
Translation of assets and liabilities denominated in foreign currencies	17,771	956	—	(774,510)		53,348
Net change in unrealized appreciation (depreciation)	101,127,286	100,542,168	84,848,461	9,503,103		8,939,944
Net realized and change in unrealized gain	93,937,103	170,517,062	87,260,220	28,144,147		10,350,775
Net increase in net assets resulting from operations	$96,040,397	$178,304,333	$92,350,169	$48,025,883		$10,792,344

(A)	Commenced operations January 4, 2013.

(B)	Net of foreign capital gains tax of $26,944.

(C)	Net of foreign capital gains tax of $134,823.

(D)	Net of foreign capital gains tax of $318,928.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2013

(unaudited)

	Transamerica Enhanced Muni (A)	Transamerica Flexible Income	Transamerica Growth Opportunities	Transamerica High Yield Bond	Transamerica Income & Growth (A)
Investment Income:
Dividend income	$—	$237,862	$3,608,169	$611,169	$7,221,176
Interest income	109,170	6,998,672	3,185	22,629,073	1,290
Withholding taxes on foreign income	—	(2,305)	(6,320)	—	(365,629)
Securities lending income (net)	—	55,749	1,014,535	183,516	233,849
Total investment income	109,170	7,289,978	4,619,569	23,423,758	7,090,686

Expenses:
Management and advisory	17,418	644,084	2,297,424	2,020,370	682,459
Distribution and service:
Class A	2,853	118,429	140,856	400,398	2,948
Class B	—	32,859	27,657	46,667	—
Class C	3,742	440,634	55,226	414,787	11,887
Transfer agent:
Class A	259	45,942	173,279	106,241	595
Class B	—	6,995	14,254	8,066	—
Class C	159	33,823	26,277	39,965	508
Class I	2,664	19,901	65,140	56,576	5,557
Class I2	—	2,313	15,596	8,603	7,075
Printing and shareholder reports	19,723	18,793	36,981	51,121	25,183
Custody	12,671	32,840	65,071	53,809	39,781
Administration	990	34,241	75,409	86,548	25,465
Legal	14	4,462	8,523	9,956	229
Audit and tax	7,624	8,565	7,964	9,384	7,674
Trustees	70	2,587	5,396	6,235	1,802
Registration	55,918	48,180	49,604	66,705	62,006
Other	1,989	3,974	6,679	6,959	3,273
Total expenses	126,094	1,498,622	3,071,336	3,392,390	876,442
Fund expenses recaptured or (reimbursed)/(waived)	(88,850)	—	—	—	—
Class expense recaptured or (reimbursed)/(waived):
Class A	(1,536)	(19,738)	—	—	—
Class C	(1,045)	—	—	—	—
Class I	(2,304)	—	—	—	(287)
Total expenses recaptured or (reimbursed)/(waived)	(93,735)	(19,738)	—	—	(287)
Net expenses	32,359	1,478,884	3,071,336	3,392,390	876,155
Net investment income	76,811	5,811,094	1,548,233	20,031,368	6,214,531

Net realized gain (loss) on transactions from:
Investment securities	53,060	1,745,316	(4,956,543)	9,542,580	241,000
Foreign currency transactions	—	4,074	178	—	(91,178)
Total realized gain (loss)	53,060	1,749,390	(4,956,365)	9,542,580	149,822

Net change in unrealized appreciation (depreciation) on:
Investment securities	250,681	5,951,461	102,859,217	20,010,163	23,284,714
Translation of assets and liabilities denominated in foreign currencies	—	3,252	(745)	—	(4,771)
Net change in unrealized appreciation (depreciation)	250,681	5,954,713	102,858,472	20,010,163	23,279,943
Net realized and change in unrealized gain	303,741	7,704,103	97,902,107	29,552,743	23,429,765
Net increase in net assets resulting from operations	$380,552	$13,515,197	$99,450,340	$49,584,111	$29,644,296

(A)	Commenced operations October 31, 2012.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2013

(unaudited)

	Transamerica International Bond	Transamerica International Equity		Transamerica International Small Cap Value (A)	Transamerica Large Cap Growth	Transamerica Large Cap Value
Investment Income:
Dividend income	$—	$6,097,090		$1,875,803	$1,828,802	$18,190,479
Interest income	2,126,917	762		623	400	8,000
Withholding taxes on foreign income	—	(494,085)		(128,997)	(1,064)	(95,661)
Securities lending income (net)	459	74,916		33,859	39,220	73,880
Total investment income	2,127,376	5,678,683		1,781,288	1,867,358	18,176,698

Expenses:
Management and advisory	485,589	1,308,777		352,055	615,935	4,623,287
Distribution and service:
Class A	382	9,131		—	1,459	4,629
Class C	987	37,656		—	4,007	11,863
Transfer agent:
Class A	212	6,359		—	396	2,491
Class C	140	4,792		—	233	1,273
Class I	76	52,789		177	315	2,032
Class I2	6,768	8,184		2,842	6,756	54,810
Printing and shareholder reports	10,222	15,008		2,678	13,501	73,621
Custody	76,212	104,735		77,544	10,779	66,020
Administration	22,630	41,560		9,515	22,813	183,856
Legal	2,792	3,735		915	1,999	21,397
Audit and tax	8,654	8,845		5,939	8,395	9,048
Trustees	1,671	2,732		472	1,551	12,621
Registration	47,102	34,432		21,698	44,980	35,041
Other	2,890	3,210		1,346	2,417	13,614
Total expenses	666,327	1,641,945		475,181	735,536	5,115,603
Class expense recaptured or (reimbursed)/(waived):
Class A	(186)	514		—	12	—
Class C	(117)	—		—	—	—
Class I	(66)	—		(211)	70	—
Class I2	—	—		(10,638)	—	—
Total expenses recaptured or (reimbursed)/(waived)	(369)	514		(10,849)	82	—
Net expenses	665,958	1,642,459		464,332	735,618	5,115,603
Net investment income	1,461,418	4,036,224		1,316,956	1,131,740	13,061,095

Net realized gain (loss) on transactions from:
Investment securities	(548,372)	3,198,466		661,337	(756,620)	91,379,645
Futures contracts	(152,485)	—		—	—	—
Foreign currency transactions	(8,735,461)	(71,393)		31,289	—	—
Total realized gain (loss)	(9,436,318)	3,127,073		692,626	(756,620)	91,379,645

Net change in unrealized appreciation (depreciation) on:
Investment securities	(765,136)	40,310,856	(B)	8,843,600	18,857,345	130,434,591
Futures contracts	(216,152)	—		—	—	—
Translation of assets and liabilities denominated in foreign currencies	(67,453)	14,779		(4,657)	—	—
Net change in unrealized appreciation (depreciation)	(1,048,741)	40,325,635		8,838,943	18,857,345	130,434,591
Net realized and change in unrealized gain (loss)	(10,485,059)	43,452,708		9,531,569	18,100,725	221,814,236
Net increase (decrease) in net assets resulting from operations	$(9,023,641)	$47,488,932		$10,848,525	$19,232,465	$234,875,331

(A)	Commenced operations January 4, 2013.

(B)	Net of foreign capital gains tax of $119,787.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2013

(unaudited)

	Transamerica MLP & Energy Income (A)	Transamerica Money Market	Transamerica Multi-Managed Balanced	Transamerica Short-Term Bond	Transamerica Small Cap Growth
Investment Income:
Dividend income	$—	$—	$2,507,066	$—	$1,142,644
Interest income	—	1,065,154	2,114,622	64,260,545	2,287
Withholding taxes on foreign income	—	—	(3,726)	—	—
Securities lending income (net)	—	—	23,280	128,938	337,661
Total investment income	—	1,065,154	4,641,242	64,389,483	1,482,592

Expenses:
Management and advisory	—	1,720,363	1,407,461	8,740,680	1,250,947
Distribution and service:
Class A	—	141,385	193,177	1,213,972	396
Class B	—	42,243	43,494	—	—
Class C	—	141,047	344,245	4,304,794	1,286
Transfer agent:
Class A	—	165,384	141,410	221,156	83
Class B	—	16,332	18,406	—	—
Class C	—	24,723	45,074	306,341	39
Class I	—	29,323	92,532	198,243	152
Class I2	—	26,427	—	64,766	11,186
Printing and shareholder reports	—	43,166	28,234	181,238	19,337
Custody	—	68,109	89,247	190,741	22,666
Administration	—	107,523	46,915	471,818	37,386
Legal	—	9,994	5,366	50,544	3,101
Audit and tax	—	7,625	8,116	10,736	7,674
Trustees	—	6,651	3,337	32,286	2,484
Registration	—	54,327	45,902	67,780	14,596
Other	—	5,148	4,578	25,368	1,750
Total expenses	—	2,609,770	2,517,494	16,080,463	1,373,083
Fund expenses recaptured or (reimbursed)/(waived)	—	(1,067,414)	—	—	15,175
Class expense recaptured or (reimbursed)/(waived):
Class A	—	(301,131)	—	(202,329)	7
Class B	—	(58,089)	—	—	—
Class C	—	(164,280)	—	—	4
Class I	—	(29,323)	—	—	41
Class I2	—	(26,427)	—	—	2,031
Total expenses recaptured or (reimbursed)/(waived)	—	(1,646,664)	—	(202,329)	17,258
Net expenses	—	963,106	2,517,494	15,878,134	1,390,341
Net investment income	—	102,048	2,123,748	48,511,349	92,251

Net realized gain (loss) on transactions from:
Investment securities	—	—	12,209,794	16,385,439	(14,080,132)
Futures contracts	—	—	72,209	—	—
Written option and swaption contracts	—	—	(24,027)	—	—
Foreign currency transactions	—	—	33,126	(7,552)	—
Total realized gain (loss)	—	—	12,291,102	16,377,887	(14,080,132)

Net change in unrealized appreciation (depreciation) on:
Investment securities	—	—	17,635,691	4,795,408	44,497,424
Futures contracts	—	—	471,427	—	—
Written option and swaption contracts	—	—	11,911	—	—
Translation of assets and liabilities denominated in foreign currencies	—	—	(82,281)	4,644	—
TBA Short Commitments	—	—	(88,302)	—	—
Net change in unrealized appreciation (depreciation)	—	—	17,948,446	4,800,052	44,497,424
Net realized and change in unrealized gain	—	—	30,239,548	21,177,939	30,417,292
Net increase in net assets resulting from operations	$—	$102,048	$32,363,296	$69,689,288	$30,509,543

(A)	Commenced operations April 30, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2013

(unaudited)

	Transamerica Small Cap Value	Transamerica Small/Mid Cap Value	Transamerica Tactical Allocation (A)	Transamerica Tactical Income	Transamerica Tactical Rotation (A)
Investment Income:
Dividend income	$4,937,067	$7,889,791	$41,910	$20,708,671	$13,229
Interest income	3,335	2,502	34	1,489	16
Withholding taxes on foreign income	—	(3,346)	—	—	—
Securities lending income (net)	78,720	90,614	788	499,276	1,001
Total investment income	5,019,122	7,979,561	42,732	21,209,436	14,246

Expenses:
Management and advisory	1,675,010	2,864,766	11,338	2,245,182	5,315
Distribution and service:
Class A	429	528,257	1,736	475,611	1,370
Class B	—	150,113	—	—	—
Class C	1,459	1,049,924	4,975	1,826,836	2,627
Transfer agent:
Class A	1,627	351,661	640	122,973	451
Class B	—	33,920	—	—	—
Class C	78	187,917	413	156,583	267
Class I	222	65,294	1,018	145,544	279
Class I2	14,697	622	—	—	—
Printing and shareholder reports	24,365	104,595	9,302	104,908	9,237
Custody	36,053	49,904	10,754	29,654	10,333
Administration	49,114	91,360	515	119,590	242
Legal	4,161	9,780	13	10,748	12
Audit and tax	7,674	10,366	9,843	30,861	10,389
Trustees	3,084	6,344	32	7,628	18
Registration	43,696	71,758	62,351	49,800	55,879
Other	3,542	7,624	2,929	6,898	3,051
Total expenses	1,865,211	5,584,205	115,859	5,332,816	99,470
Fund expenses recaptured or (reimbursed)/(waived)	—	—	(91,074)	—	(86,274)
Class expense recaptured or (reimbursed)/(waived):
Class A	(1,314)	—	(185)	(69,161)	(451)
Class C	—	—	36	13,363	(267)
Class I	—	—	(404)	26,301	(279)
Total expenses recaptured or (reimbursed)/(waived)	(1,314)	—	(91,627)	(29,497)	(87,271)
Net expenses	1,863,897	5,584,205	24,232	5,303,319	12,199
Net investment income	3,155,225	2,395,356	18,500	15,906,117	2,047

Net realized gain (loss) on transactions from:
Investment securities	6,757,153	38,902,893	(16,416)	—	(485)
Investments in investment companies	—	—	—	3,292,033	—
Distributions from investments in investment companies	—	—	—	1,167,538	—
Total realized gain (loss)	6,757,153	38,902,893	(16,416)	4,459,571	(485)

Net change in unrealized appreciation (depreciation) on:
Investment securities	51,644,276	68,142,150	300,315	22,723,092	181,037
Net change in unrealized appreciation (depreciation)	51,644,276	68,142,150	300,315	22,723,092	181,037
Net realized and change in unrealized gain	58,401,429	107,045,043	283,899	27,182,663	180,552
Net increase in net assets resulting from operations	$61,556,654	$109,440,399	$302,399	$43,088,780	$182,599

(A)	Commenced operations October 31, 2012.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

Transamerica Capital Growth	Transamerica Diversified Equity	Transamerica Dividend Focused
April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited) (A)
From operations:
Net investment income	$2,103,294	$3,863,969	$7,787,271	$6,117,142	$5,089,949
Net realized gain (loss) from investment securities and foreign currency transactions	(7,190,183)	21,099,681	69,974,894	43,581,787	2,411,759
Net change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	101,127,286	(5,524,153)	100,542,168	(8,338,540)	84,848,461
Net increase in net assets resulting from operations	96,040,397	19,439,497	178,304,333	41,360,389	92,350,169

Distributions to shareholders:
From net investment income:
Class A	—	—	—	—	(917)
Class B	—	—	(B)	—	—	(B)	—
Class C	—	—	(B)	—	—	(B)	(472)
Class I	(414,609)	(8,831)	—	—	(1,572)
Class I2	(4,858,470)	(19,118)	—	(359,094)	(3,643,846)
Class P	—	—	(B)	—	—	(B)	—
(5,273,079)	(27,949)	—	(359,094)	(3,646,807)
From net realized gains:
Class A	(1,530,417)	(1,846,794)	—	(10,445,335)	—
Class B	(139,179)	(231,580)	—	(711,300)	—
Class C	(494,636)	(510,389)	—	(1,806,126)	—
Class I	(1,819,062)	(349,551)	—	(145,147)	—
Class I2	(18,146,877)	(19,815,931)	—	(36,687,461)	—
Class P	—	(1,887,565)	—	(23,251,081)	—
(22,130,171)	(24,641,810)	—	(73,046,450)	—
Total distributions to shareholders	(27,403,250)	(24,669,759)	—	(73,405,544)	(3,646,807)

Capital share transactions:
Proceeds from shares sold:
Class A	4,340,424	21,613,934	7,294,458	11,280,555	286,353
Class B	222,174	659,807	662,007	1,166,938	—
Class C	1,188,345	7,541,767	800,743	1,558,853	319,430
Class I	4,616,714	33,443,112	4,767,718	167,679,914	1,489,198
Class I2	3,830,421	169,765,244	9,910,599	19,674,746	938,642,789
Class P	—	4,374,502	—	1,546,498	—
Class T	—	—	397,455	551,538	—
14,198,078	237,398,366	23,832,980	203,459,042	940,737,770
Issued from fund acquisition:
Class A	—	—	—	387,425,221	—
Class B	—	—	—	21,028,002	—
Class C	—	—	—	33,858,937	—
Class I	—	—	—	174,605,682	—
Class I2	—	—	—	371,097,411	—
Class T	—	—	—	89,250,628	—
—	—	—	1,077,265,881	—
Dividends and distributions reinvested:
Class A	1,494,049	1,768,216	—	10,117,116	917
Class B	134,512	222,880	—	698,146	—
Class C	444,699	467,417	—	1,685,015	472
Class I	1,856,212	138,127	—	142,154	1,572
Class I2	23,005,346	19,835,049	—	37,046,554	3,643,846
Class P	—	1,863,143	—	23,224,123	—
26,934,818	24,294,832	—	72,913,108	3,646,807
Cost of shares redeemed:
Class A	(10,683,417)	(24,775,288)	(33,171,604)	(64,947,926)	(4,721)
Class B	(520,934)	(1,040,168)	(1,739,212)	(2,554,722)	—
Class C	(3,379,240)	(4,091,362)	(4,329,964)	(6,581,307)	—
Class I	(12,397,064)	(16,598,979)	(64,973,648)	(80,332,816)	(289,082)
Class I2	(124,667,063)	(47,639,645)	(19,126,235)	(127,460,797)	(20,583,034)
Class P	—	(21,301,345)	—	(142,180,744)	—
Class T	—	—	(4,869,886)	(7,920,571)	—
(151,647,718)	(115,446,787)	(128,210,549)	(431,978,883)	(20,876,837)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Capital Growth		Transamerica Diversified Equity		Transamerica Dividend Focused
	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited) (A)
Automatic conversions:
Class A	482,700	1,945,222	1,718,366	4,566,979	—
Class B	(482,700)	(1,945,222)	(1,718,366)	(4,566,979)	—
	—	—	—	—	—
Class level conversions:
Class I	—	52,090,212	—	46,485,850	—
Class P	—	(52,090,212)	—	(46,485,850)	—
	—	—	—	—	—
Fair fund settlement:
Class A	—	—	—	112,850	—
Class B	—	—	—	7,659	—
Class C	—	—	—	19,184	—
Class I	—	—	—	1,583	—
Class I2	—	—	—	400,991	—
Class P	—	—	—	253,188	—
	—	—	—	795,455	—
Net increase (decrease) in net assets resulting from capital shares transactions	(110,514,822)	146,246,411	(104,377,569)	922,454,603	923,507,740

Net increase (decrease) in net assets	(41,877,675)	141,016,149	73,926,764	890,409,448	1,012,211,102

Net assets:
Beginning of period	716,905,271	575,889,122	1,453,494,982	563,085,534	—
End of period	$675,027,596	$716,905,271	$1,527,421,746	$1,453,494,982	$1,012,211,102
Undistributed net investment income	$583,505	$3,753,290	$14,319,803	$6,532,532	$1,443,142

Share activity:
Shares issued:
Class A	267,525	1,372,571	518,870	829,004	28,426
Class B	15,129	46,647	47,398	86,496	—
Class C	80,960	526,526	56,968	115,664	31,514
Class I	281,450	2,120,107	332,920	12,267,159	140,680
Class I2	338,725	15,630,006	705,016	1,412,499	93,485,103
Class T	—	—	13,003	18,744	—
Class P	—	293,046	—	116,179	—
	983,789	19,988,903	1,674,175	14,845,745	93,685,723
Shares issued on fund acquisition:
Class A	—	—	—	28,762,080	—
Class B	—	—	—	1,571,600	—
Class C	—	—	—	2,536,250	—
Class I	—	—	—	12,838,653	—
Class I2	—	—	—	27,326,761	—
Class T	—	—	—	3,110,020	—
	—	—	—	76,145,364	—
Shares issued-reinvested from dividends and distributions:
Class A	95,102	128,748	—	853,045	86
Class B	9,433	17,690	—	59,215	—
Class C	31,185	37,215	—	143,162	44
Class I	116,596	9,937	—	11,886	147
Class I2	2,118,356	2,064,001	—	3,102,726	341,184
Class P	—	135,304	—	1,949,968	—
	2,370,672	2,392,895	—	6,120,002	341,461
Shares redeemed:
Class A	(662,179)	(1,608,349)	(2,328,084)	(4,702,537)	(441)
Class B	(35,557)	(74,121)	(124,487)	(188,556)	—
Class C	(231,210)	(289,235)	(312,231)	(491,461)	—
Class I	(753,589)	(1,044,572)	(4,525,702)	(5,798,881)	(26,855)
Class I2	(10,890,102)	(4,311,157)	(1,366,672)	(9,119,321)	(1,980,805)
Class T	—	—	(160,360)	(271,255)	—
Class P	—	(1,402,789)	—	(10,523,115)	—
	(12,572,637)	(8,730,223)	(8,817,536)	(31,095,126)	(2,008,101)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Capital Growth		Transamerica Diversified Equity		Transamerica Dividend Focused
	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited) (A)
Automatic conversions:
Class A	29,889	125,322	121,235	338,131	—
Class B	(32,928)	(137,013)	(122,898)	(341,053)	—
	(3,039)	(11,691)	(1,663)	(2,922)	—
Class level conversions:
Class I	—	3,294,764	—	3,418,077	—
Class P	—	(3,328,044)	—	(3,434,720)	—
	—	(33,280)	—	(16,643)	—

Net increase (decrease) in shares outstanding:
Class A	(269,663)	18,292	(1,687,979)	26,079,723	28,071
Class B	(43,923)	(146,797)	(199,987)	1,187,702	—
Class C	(119,065)	274,506	(255,263)	2,303,615	31,558
Class I	(355,543)	4,380,236	(4,192,782)	22,736,894	113,972
Class I2	(8,433,021)	13,382,850	(661,656)	22,722,665	91,845,482
Class T	—	—	(147,357)	2,857,509	—
Class P	—	(4,302,483)	—	(11,891,688)	—
	(9,221,215)	13,606,604	(7,145,024)	65,996,420	92,019,083

(A)	Commenced operations January 4, 2013.

(B)	Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Emerging Markets Debt		Transamerica Emerging Markets Equity		Transamerica Enhanced Muni
	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012 (B)	April 30, 2013 (unaudited) (A)
From operations:
Net investment income	$19,881,736	$12,008,317	$441,569	$730,667	$76,811
Net realized gain (loss) from investment securities and foreign currency transactions	18,641,044	14,666,783	1,410,831	(5,280,264)	53,060
Net change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	9,503,103	14,521,638	8,939,944	1,970,232	250,681
Net increase (decrease) in net assets resulting from operations	48,025,883	41,196,738	10,792,344	(2,579,365)	380,552

Distributions to shareholders:
From net investment income:
Class A	(3,195,592)	(883,242)	(836)	—	(22,320)
Class C	(476,612)	(179,255)	—	—	(6,521)
Class I	(2,081,848)	(427,524)	(1,251)	—	(49,759)
Class I2	(15,588,590)	(7,884,719)	(777,953)	—	—
	(21,342,642)	(9,374,740)	(780,040)	—	(78,600)
From net realized gains:
Class A	(2,255,450)	—	—	—	—
Class C	(280,946)	—	—	—	—
Class I	(1,051,779)	—	—	—	—
Class I2	(11,406,660)	—	—	—	—
	(14,994,835)	—	—	—	—
Total distributions to shareholders	(36,337,477)	(9,374,740)	(780,040)	—	(78,600)

Capital share transactions:
Proceeds from shares sold:
Class A	128,980,152	60,495,482	138,334	317,479	3,935,607
Class C	20,610,521	9,144,349	83,353	268,877	1,143,304
Class I	120,426,722	44,858,033	302,241	316,870	9,264,308
Class I2	79,900,443	404,841,889	112,069,273	110,539,611	—
	349,917,838	519,339,753	112,593,201	111,442,837	14,343,219
Dividends and distributions reinvested:
Class A	5,199,058	756,150	836	—	20,442
Class C	596,876	148,705	—	—	6,142
Class I	2,015,302	362,106	1,251	—	48,763
Class I2	26,995,250	7,884,719	777,953	—	—
	34,806,486	9,151,680	780,040	—	75,347
Cost of shares redeemed:
Class A	(52,698,147)	(6,621,195)	(17,090)	(3,557)	(543,013)
Class C	(1,420,497)	(630,711)	(11,720)	—	(30,648)
Class I	(51,522,264)	(2,967,161)	(4,490)	—	(1,197,402)
Class I2	(32,730,136)	(27,547,054)	(7,333,535)	(819,779)	—
	(138,371,044)	(37,766,121)	(7,366,835)	(823,336)	(1,771,063)
Net increase in net assets resulting from capital shares transactions	246,353,280	490,725,312	106,006,406	110,619,501	12,647,503

Net increase in net assets	258,041,686	522,547,310	116,018,710	108,040,136	12,949,455

Net assets:
Beginning of period	623,116,106	100,568,796	108,040,136	—	—
End of period	$881,157,792	$623,116,106	$224,058,846	$108,040,136	$12,949,455
Undistributed (accumulated) net investment income (loss)	$2,487,186	$3,948,092	$371,129	$709,600	$(1,789)

Share activity:
Shares issued:
Class A	11,082,038	5,571,798	13,635	32,393	377,707
Class C	1,774,178	857,601	8,211	26,977	110,804
Class I	10,328,372	4,030,089	29,355	32,050	888,932
Class I2	6,828,611	36,093,880	11,024,087	11,448,300	—
	30,013,199	46,553,368	11,075,288	11,539,720	1,377,443

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Emerging Markets Debt		Transamerica Emerging Markets Equity		Transamerica Enhanced Muni
	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012 (B)	April 30, 2013 (unaudited) (A)
Shares issued-reinvested from dividends and distributions:
Class A	452,464	71,137	84	—	1,950
Class C	52,048	14,187	—	—	589
Class I	175,089	33,717	126	—	4,613
Class I2	2,345,129	744,990	78,187	—	—
	3,024,730	864,031	78,397	—	7,152
Shares redeemed:
Class A	(4,546,306)	(603,472)	(1,649)	(376)	(51,416)
Class C	(122,723)	(58,765)	(1,178)	—	(2,921)
Class I	(4,390,924)	(275,254)	(439)	—	(113,303)
Class I2	(2,813,180)	(2,624,896)	(715,588)	(90,286)	—
	(11,873,133)	(3,562,387)	(718,854)	(90,662)	(167,640)

Net increase (decrease) in shares outstanding:
Class A	6,988,196	5,039,463	12,070	32,017	328,241
Class C	1,703,503	813,023	7,033	26,977	108,472
Class I	6,112,537	3,788,552	29,042	32,050	780,242
Class I2	6,360,560	34,213,974	10,386,686	11,358,014	—
	21,164,796	43,855,012	10,434,831	11,449,058	1,216,955

(A)	Commenced operations October 31, 2012.

(B)	Commenced operations April 30, 2012.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Flexible Income		Transamerica Growth Opportunities		Transamerica High Yield Bond
	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012
From operations:
Net investment income	$5,811,094	$13,779,643	$1,548,233	$3,885,551	$20,031,368	$45,463,452
Net realized gain (loss) from investment securities and foreign currency transactions	1,749,390	1,977,553	(4,956,365)	5,406,597	9,542,580	22,752,011
Net change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	5,954,713	14,829,221	102,858,472	(43,451,903)	20,010,163	24,399,502
Net increase (decrease) in net assets resulting from operations	13,515,197	30,586,417	99,450,340	(34,159,755)	49,584,111	92,614,965

Distributions to shareholders:
From net investment income:
Class A	(1,943,761)	(3,528,286)	(257,012)	(2,158)	(8,072,806)	(15,588,955)
Class B	(130,916)	(278,694)	—	—	(243,533)	(535,898)
Class C	(1,823,666)	(2,683,572)	—	—	(2,219,543)	(3,731,777)
Class I	(1,023,978)	(1,385,259)	(675,466)	(17,907)	(3,251,916)	(5,331,170)
Class I2	(1,534,762)	(6,246,218)	(4,186,161)	(251,448)	(7,262,233)	(21,623,534)
Class P	—	—	—	—	—	(255,076)
	(6,457,083)	(14,122,029)	(5,118,639)	(271,513)	(21,050,031)	(47,066,410)
From net realized gains:
Class A	—	—	(901,789)	(21,107,697)	—	—
Class B	—	—	(60,750)	(2,052,683)	—	—
Class C	—	—	(118,782)	(3,163,826)	—	—
Class I	—	—	(704,338)	(1,977,019)	—	—
Class I2	—	—	(3,690,555)	(21,955,739)	—	—
Class P	—	—	—	(20,068,508)	—	—
	—	—	(5,476,214)	(70,325,472)	—	—
Total distributions to shareholders	(6,457,083)	(14,122,029)	(10,594,853)	(70,596,985)	(21,050,031)	(47,066,410)

Capital share transactions:
Proceeds from shares sold:
Class A	24,076,722	25,018,408	1,631,486	10,256,642	153,053,545	217,329,555
Class B	681,868	1,286,234	187,287	446,202	741,252	1,151,723
Class C	35,858,439	48,106,343	406,165	1,066,125	17,047,967	36,683,708
Class I	37,485,872	19,263,089	2,471,032	54,794,058	46,173,681	96,649,557
Class I2	308,283	16,945,180	21,089,479	87,359,373	4,699,293	27,611,681
Class P	—	—	—	2,657,869	—	15,312,982
	98,411,184	110,619,254	25,785,449	156,580,269	221,715,738	394,739,206
Issued from fund acquisition:
Class I2	—	—	—	274,997,568	—	—
	—	—	—	274,997,568	—	—
Dividends and distributions reinvested:
Class A	1,717,925	2,990,538	1,148,525	20,745,805	7,490,234	13,362,486
Class B	117,431	237,332	59,946	2,005,882	223,748	461,730
Class C	945,483	1,514,122	115,797	2,974,135	1,866,474	2,808,258
Class I	589,856	707,397	1,372,506	1,687,038	2,654,432	4,105,858
Class I2	1,534,762	6,246,218	7,876,716	22,207,188	7,262,233	21,623,534
Class P	—	—	—	19,936,423	—	246,783
	4,905,457	11,695,607	10,573,490	69,556,471	19,497,121	42,608,649
Cost of shares redeemed:
Class A	(10,569,422)	(21,493,833)	(9,353,626)	(21,694,632)	(83,952,587)	(219,318,295)
Class B	(1,089,719)	(1,125,300)	(421,203)	(1,132,523)	(707,141)	(1,219,359)
Class C	(28,915,215)	(21,718,196)	(1,420,839)	(3,648,616)	(9,194,677)	(15,609,418)
Class I	(9,513,241)	(10,012,163)	(18,590,389)	(28,552,291)	(44,885,161)	(109,608,378)
Class I2	(73,474,761)	(10,677,231)	(17,942,569)	(50,946,632)	(60,629,102)	(208,758,316)
Class P	—	—	—	(53,917,154)	—	(9,723,844)
	(123,562,358)	(65,026,723)	(47,728,626)	(159,891,848)	(199,368,668)	(564,237,610)
Automatic conversions:
Class A	160,383	1,208,343	572,367	2,959,267	184,726	1,219,233
Class B	(160,383)	(1,208,343)	(572,367)	(2,959,267)	(184,726)	(1,219,233)
	—	—	—	—	—	—
Class level conversions:
Class I	—	—	—	50,879,546	—	25,615,165
Class P	—	—	—	(50,879,546)	—	(25,615,165)
	—	—	—	—	—	—

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Flexible Income		Transamerica Growth Opportunities		Transamerica High Yield Bond
	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012
Fair fund settlement:
Class A	—	—	—	8,476	—	745
Class B	—	—	—	751	—	34
Class C	—	—	—	1,157	—	187
Class I	—	—	—	819	—	150
Class I2	—	—	—	9,257	—	1,410
Class P	—	—	—	8,112	—	50
	—	—	—	28,572	—	2,576
Net increase (decrease) in net assets resulting from capital shares transactions	(20,245,717)	57,288,138	(11,369,687)	341,271,032	41,844,191	(126,887,179)

Net increase (decrease) in net assets	(13,187,603)	73,752,526	77,485,800	236,514,292	70,378,271	(81,338,624)

Net assets:
Beginning of period	325,569,968	251,817,442	585,938,836	349,424,544	696,422,993	777,761,617
End of period	$312,382,365	$325,569,968	$663,424,636	$585,938,836	$766,801,264	$696,422,993
Undistributed (accumulated) net investment income (loss)	$167,209	$813,198	$(193,301)	$3,377,105	$(5,985)	$1,012,679

Share activity:
Shares issued:
Class A	2,530,253	2,761,028	185,435	1,192,439	15,587,061	23,582,645
Class B	72,317	141,731	24,404	57,909	75,956	124,236
Class C	3,824,305	5,308,862	52,714	136,258	1,751,359	3,984,713
Class I	3,938,163	2,120,940	268,092	5,948,923	4,688,737	10,432,723
Class I2	32,593	1,842,360	2,216,980	9,112,718	478,076	2,962,611
Class P	—	—	—	298,679	—	1,704,433
	10,397,631	12,174,921	2,747,625	16,746,926	22,581,189	42,791,361
Shares issued on fund acquisition:
Class I2	—	—	—	29,633,359	—	—
	—	—	—	29,633,359	—	—
Shares issued-reinvested from dividends and distributions:
Class A	181,881	331,518	136,405	2,690,766	765,524	1,451,629
Class B	12,445	26,337	8,046	292,403	22,873	50,202
Class C	100,735	168,665	15,440	431,034	191,478	305,264
Class I	62,232	78,329	155,085	208,276	269,502	441,609
Class I2	162,249	691,019	884,031	2,724,808	737,331	2,345,315
Class P	—	—	—	2,562,522	—	28,013
	519,542	1,295,868	1,199,007	8,909,809	1,986,708	4,622,032
Shares redeemed:
Class A	(1,119,473)	(2,379,156)	(1,070,636)	(2,495,976)	(8,636,347)	(24,047,986)
Class B	(115,164)	(125,119)	(54,968)	(147,122)	(72,335)	(132,269)
Class C	(3,078,903)	(2,409,939)	(185,759)	(480,977)	(943,219)	(1,705,004)
Class I	(1,004,759)	(1,101,400)	(2,045,955)	(3,219,364)	(4,591,094)	(12,140,731)
Class I2	(7,815,108)	(1,177,644)	(2,010,754)	(5,503,416)	(6,150,668)	(22,452,882)
Class P	—	—	—	(6,139,753)	—	(1,107,291)
	(13,133,407)	(7,193,258)	(5,368,072)	(17,986,608)	(20,393,663)	(61,586,163)
Automatic conversions:
Class A	16,964	133,809	65,752	349,188	18,956	133,433
Class B	(16,967)	(133,809)	(74,423)	(392,271)	(18,954)	(133,440)
	(3)	—	(8,671)	(43,083)	2	(7)
Class level conversions:
Class I	—	—	—	5,518,389	—	2,760,255
Class P	—	—	—	(5,748,127)	—	(2,774,877)
	—	—	—	(229,738)	—	(14,622)

Net increase (decrease) in shares outstanding:
Class A	1,609,625	847,199	(683,044)	1,736,417	7,735,194	1,119,721
Class B	(47,369)	(90,860)	(96,941)	(189,081)	7,540	(91,271)
Class C	846,137	3,067,588	(117,605)	86,315	999,618	2,584,973
Class I	2,995,636	1,097,869	(1,622,778)	8,456,224	367,145	1,493,856
Class I2	(7,620,266)	1,355,735	1,090,257	35,967,469	(4,935,261)	(17,144,956)
Class P	—	—	—	(9,026,679)	—	(2,149,722)
	(2,216,237)	6,277,531	(1,430,111)	37,030,665	4,174,236	(14,187,399)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Income & Growth	Transamerica International Bond		Transamerica International Equity
	April 30, 2013 (unaudited) (A)	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012
From operations:
Net investment income	$6,214,531	$1,461,418	$4,698,126	$4,036,224	$4,379,261
Net realized gain (loss) from investment securities, futures and foreign currency transactions	149,822	(9,436,318)	921,779	3,127,073	732,691
Net change in unrealized appreciation (depreciation) on investment securities, futures and foreign currency translations	23,279,943	(1,048,741)	(1,463,211)	40,325,635	14,710,738
Net increase (decrease) in net assets resulting from operations	29,644,296	(9,023,641)	4,156,694	47,488,932	19,822,690

Distributions to shareholders:
From net investment income:
Class A	(43,911)	(620)	(408)	(61,664)	(12,440)
Class C	(47,099)	(59)	(403)	(90,894)	(5,003)
Class I	(184,061)	(541)	(407)	(1,600,664)	(2,012,635)
Class I2	(3,307,148)	(988,861)	(31,208,242)	(3,903,807)	(1,247,304)
	(3,582,219)	(990,081)	(31,209,460)	(5,657,029)	(3,277,382)
From net realized gains:
Class A	—	(1,278)	—	—	—
Class C	—	(1,543)	—	—	—
Class I	—	(782)	—	—	—
Class I2	—	(1,445,577)	(2,783,860)	—	—
	—	(1,449,180)	(2,783,860)	—	—
Total distributions to shareholders	(3,582,219)	(2,439,261)	(33,993,320)	(5,657,029)	(3,277,382)

Capital share transactions:
Proceeds from shares sold:
Class A	6,753,711	307,932	192,561	6,736,525	2,573,264
Class C	8,880,535	50,742	194,713	4,637,684	4,565,686
Class I	20,158,437	12,500	100,000	26,567,054	10,862,772
Class I2	342,977,866	783,493	31,859,976	71,600,776	128,848,858
	378,770,549	1,154,667	32,347,250	109,542,039	146,850,580
Dividends and distributions reinvested:
Class A	41,194	1,898	408	59,628	11,029
Class C	44,749	1,559	403	14,908	5,003
Class I	183,880	1,322	407	1,505,165	1,883,087
Class I2	3,307,148	2,434,438	33,992,102	3,903,807	1,247,304
	3,576,971	2,439,217	33,993,320	5,483,508	3,146,423
Cost of shares redeemed:
Class A	(326,638)	(98,273)	(31,214)	(2,869,707)	(218,736)
Class C	(370,861)	—	—	(206,954)	(64,552)
Class I	(1,756,304)	(12,357)	—	(5,697,460)	(8,532,781)
Class I2	(10)	(9,487,312)	(317,984,100)	(5,953,975)	(19,398,152)
	(2,453,813)	(9,597,942)	(318,015,314)	(14,728,096)	(28,214,221)
Net increase (decrease) in net assets resulting from capital shares transactions	379,893,707	(6,004,058)	(251,674,744)	100,297,451	121,782,782

Net increase (decrease) in net assets	405,955,784	(17,466,960)	(281,511,370)	142,129,354	138,328,090

Net assets:
Beginning of period	—	193,780,267	475,291,637	263,982,191	125,654,101
End of period	$405,955,784	$176,313,307	$193,780,267	$406,111,545	$263,982,191
Undistributed net investment income	$2,632,312	$(3,586,180)	$(4,057,517)	$2,305,091	$3,925,896

Share activity:
Shares issued:
Class A	629,142	30,787	18,717	439,135	184,272
Class C	828,758	5,216	18,953	304,682	333,732
Class I	1,950,731	1,189	9,718	1,678,339	782,114
Class I2	32,959,193	78,203	3,057,240	4,605,315	9,234,491
	36,367,824	115,395	3,104,628	7,027,471	10,534,609

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Income & Growth	Transamerica International Bond		Transamerica International Equity
	April 30, 2013 (unaudited) (A)	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012
Shares issued-reinvested from dividends and distributions:
Class A	3,830	184	40	3,970	897
Class C	4,164	152	40	1,000	408
Class I	17,409	128	40	99,746	152,848
Class I2	312,082	236,124	3,364,564	258,873	101,325
	337,485	236,588	3,364,684	363,589	255,478
Shares redeemed:
Class A	(29,653)	(10,101)	(3,054)	(181,786)	(15,704)
Class C	(33,827)	—	—	(13,671)	(4,516)
Class I	(163,986)	(1,189)	—	(372,809)	(622,536)
Class I2	(1)	(939,066)	(30,348,036)	(385,109)	(1,427,782)
	(227,467)	(950,356)	(30,351,090)	(953,375)	(2,070,538)

Net increase (decrease) in shares outstanding:
Class A	603,319	20,870	15,703	261,319	169,465
Class C	799,095	5,368	18,993	292,011	329,624
Class I	1,804,154	128	9,758	1,405,276	312,426
Class I2	33,271,274	(624,739)	(23,926,232)	4,479,079	7,908,034
	36,477,842	(598,373)	(23,881,778)	6,437,685	8,719,549

(A)	Commenced operations October 31, 2012.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica International Small Cap Value	Transamerica Large Cap Growth		Transamerica Large Cap Value
	April 30, 2013 (unaudited) (A)	April 30, 2013 (unaudited)	October 31, 2012 (B)	April 30, 2013 (unaudited)	October 31, 2012
From operations:
Net investment income	$1,316,956	$1,131,740	$724,702	$13,061,095	$29,115,282
Net realized gain (loss) from investment securities and foreign currency transactions	692,626	(756,620)	(1,546,619)	91,379,645	89,723,517
Net change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	8,838,943	18,857,345	(962,685)	130,434,591	76,147,279
Net increase (decrease) in net assets resulting from operations	10,848,525	19,232,465	(1,784,602)	234,875,331	194,986,078

Distributions to shareholders:
From net investment income:
Class A	—	(7,452)	—	(20,527)	(29,423)
Class C	—	(4,831)	—	(10,461)	(20,620)
Class I	—	(5,987)	—	(32,611)	(173,861)
Class I2	—	(1,458,766)	—	(13,522,912)	(29,943,812)
	—	(1,477,036)	—	(13,586,511)	(30,167,716)
From net realized gains:
Class A	—	—	—	(146,611)	—
Class C	—	—	—	(126,430)	—
Class I	—	—	—	(190,103)	—
Class I2	—	—	—	(73,116,044)	—
	—	—	—	(73,579,188)	—
Total distributions to shareholders	—	(1,477,036)	—	(87,165,699)	(30,167,716)

Capital share transactions:
Proceeds from shares sold:
Class A	—	812,629	421,615	2,725,363	1,416,036
Class C	—	698,785	286,021	918,457	401,754
Class I	1,607,848	33,200	801,987	695,754	4,171,842
Class I2	147,199,321	53,452,150	140,049,681	153,170,999	259,850,074
	148,807,169	54,996,764	141,559,304	157,510,573	265,839,706
Dividends and distributions reinvested:
Class A	—	7,452	—	167,067	29,241
Class C	—	4,831	—	128,216	15,696
Class I	—	5,839	—	222,714	173,503
Class I2	—	1,458,766	—	86,638,956	29,943,812
	—	1,476,888	—	87,156,953	30,162,252
Cost of shares redeemed:
Class A	—	(738,488)	—	(1,400,913)	(718,191)
Class C	—	(663,931)	—	(740,721)	(689,596)
Class I	(210,504)	(579,711)	(9,936)	(352,905)	(9,170,768)
Class I2	(11)	(1,079,126)	(2,974,333)	(56,252,687)	(462,112,392)
	(210,515)	(3,061,256)	(2,984,269)	(58,747,226)	(472,690,947)
Net increase (decrease) in net assets resulting from capital shares transactions	148,596,654	53,412,396	138,575,035	185,920,300	(176,688,989)

Net increase (decrease) in net assets	159,445,179	71,167,825	136,790,433	333,629,932	(11,870,627)

Net assets:
Beginning of period	—	136,790,433	—	1,327,225,814	1,339,096,441
End of period	$159,445,179	$207,958,258	$136,790,433	$1,660,855,746	$1,327,225,814
Undistributed net investment income	$1,316,956	$404,886	$750,182	$925,736	$1,451,152

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica International Small Cap Value	Transamerica Large Cap Growth		Transamerica Large Cap Value
	April 30, 2013 (unaudited) (A)	April 30, 2013 (unaudited)	October 31, 2012 (B)	April 30, 2013 (unaudited)	October 31, 2012
Share activity:
Shares issued:
Class A	—	80,197	42,533	223,525	125,579
Class C	—	69,534	28,546	76,847	36,210
Class I	153,156	3,256	80,588	55,755	367,558
Class I2	14,397,048	5,256,091	14,005,045	12,773,776	23,895,899
	14,550,204	5,409,078	14,156,712	13,129,903	24,425,246
Shares issued-reinvested from dividends and distributions:
Class A	—	747	—	14,657	2,656
Class C	—	486	—	11,299	1,448
Class I	—	585	—	19,485	16,138
Class I2	—	146,169	—	7,581,863	2,750,137
	—	147,987	—	7,627,304	2,770,379
Shares redeemed:
Class A	—	(68,908)	—	(111,400)	(61,899)
Class C	—	(62,057)	—	(59,120)	(61,993)
Class I	(19,692)	(55,019)	(968)	(28,951)	(844,693)
Class I2	(1)	(107,665)	(304,984)	(4,657,140)	(43,604,869)
	(19,693)	(293,649)	(305,952)	(4,856,611)	(44,573,454)

Net increase (decrease) in shares outstanding:
Class A	—	12,036	42,533	126,782	66,336
Class C	—	7,963	28,546	29,026	(24,335)
Class I	133,464	(51,178)	79,620	46,289	(460,997)
Class I2	14,397,047	5,294,595	13,700,061	15,698,499	(16,958,833)
	14,530,511	5,263,416	13,850,760	15,900,596	(17,377,829)

(A)	Commenced operations January 4, 2013.

(B)	Commenced operations April 30, 2012.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica MLP & Energy Income	Transamerica Money Market		Transamerica Multi-Managed Balanced
	April 30, 2013 (unaudited) (A)	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012
From operations:
Net investment income	$—	$102,048	$34,753	$2,123,748	$4,675,549
Net realized gain from investment securities, futures, written option contracts and foreign currency transactions	—	—	—	12,291,102	12,722,445
Net change in unrealized appreciation (depreciation) on investment securities, futures, written option contracts and foreign currency translations	—	—	—	17,948,446	20,141,300
Net increase in net assets resulting from operations	—	102,048	34,753	32,363,296	37,539,294

Distributions to shareholders:
From net investment income:
Class A	—	(1,511)	(3,283)	(778,663)	(1,653,456)
Class B	—	(154)	(417)	(14,624)	(61,428)
Class C	—	(586)	(1,341)	(207,769)	(484,219)
Class I	—	(1,880)	(3,038)	(1,386,514)	(2,453,870)
Class I2	—	(98,000)	(21,910)	—	—
Class P	—	—	(5,170)	—	(657,407)
	—	(102,131)	(35,159)	(2,387,570)	(5,310,380)
From net realized gains:
Class A	—	—	—	(4,393,440)	(14,336,019)
Class B	—	—	—	(314,260)	(1,301,227)
Class C	—	—	—	(2,364,203)	(5,406,426)
Class I	—	—	—	(5,851,179)	(1,676,853)
Class P	—	—	—	—	(21,640,447)
	—	—	—	(12,923,082)	(44,360,972)
Total distributions to shareholders	—	(102,131)	(35,159)	(15,310,652)	(49,671,352)

Capital share transactions:
Proceeds from shares sold:
Class A	250,001	39,537,434	83,735,487	13,420,055	24,777,965
Class B	—	1,494,523	3,377,013	613,003	2,416,033
Class C	250,001	11,325,350	22,812,867	15,505,756	28,526,512
Class I	250,001	3,914,468	22,048,721	8,703,481	89,462,207
Class I2	30,000,010	853,926,956	829,533,478	—	—
Class P	—	—	1,488,390	—	3,611,903
	30,750,013	910,198,731	962,995,956	38,242,295	148,794,620
Dividends and distributions reinvested:
Class A	—	1,490	3,229	4,989,651	15,186,112
Class B	—	145	403	317,946	1,315,379
Class C	—	572	1,319	2,347,633	5,149,380
Class I	—	1,880	2,817	6,870,557	2,682,373
Class I2	—	98,297	21,298	—	—
Class P	—	—	5,113	—	22,142,260
	—	102,384	34,179	14,525,787	46,475,504
Cost of shares redeemed:
Class A	—	(45,757,455)	(102,998,554)	(12,011,096)	(21,284,736)
Class B	—	(2,461,695)	(6,835,862)	(831,719)	(1,196,722)
Class C	—	(15,661,617)	(27,500,922)	(6,214,554)	(8,690,407)
Class I	—	(4,925,790)	(21,963,776)	(24,905,371)	(21,459,738)
Class I2	—	(1,225,209,274)	(194,700,954)	—	—
Class P	—	—	(3,463,981)	—	(93,138,368)
	—	(1,294,015,831)	(357,464,049)	(43,962,740)	(145,769,971)
Automatic conversions:
Class A	—	654,223	2,570,448	771,228	3,038,885
Class B	—	(654,223)	(2,570,448)	(771,228)	(3,038,885)
	—	—	—	—	—
Class level conversions:
Class I	—	—	25,316,693	—	86,887,749
Class P	—	—	(25,316,693)	—	(86,887,749)
	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital shares transactions	30,750,013	(383,714,716)	605,566,086	8,805,342	49,500,153

Net increase (decrease) in net assets	30,750,013	(383,714,799)	605,565,680	25,857,986	37,368,095

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica MLP & Energy Income	Transamerica Money Market		Transamerica Multi-Managed Balanced
	April 30, 2013 (unaudited) (A)	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012

Net assets:
Beginning of period	—	814,405,932	208,840,252	373,916,599	336,548,504
End of period	$30,750,013	$430,691,133	$814,405,932	$399,774,585	$373,916,599
Undistributed (accumulated) net investment income (loss)	$—	$(314)	$(231)	$27,038	$290,860

Share activity:
Shares issued:
Class A	25,000	39,537,434	83,735,487	601,376	1,144,747
Class B	—	1,494,523	3,377,013	27,541	112,860
Class C	25,000	11,325,350	22,812,867	704,324	1,338,906
Class I	25,000	3,914,468	22,048,783	389,502	4,199,332
Class I2	3,000,001	853,926,956	829,533,478	—	—
Class P	—	—	1,488,328	—	169,890
	3,075,001	910,198,731	962,995,956	1,722,743	6,965,735
Shares issued-reinvested from dividends and distributions:
Class A	—	1,490	3,229	231,481	763,613
Class B	—	145	403	14,864	66,623
Class C	—	572	1,319	110,600	262,061
Class I	—	1,880	2,817	317,538	125,661
Class I2	—	98,297	21,298	—	—
Class P	—	—	5,113	—	1,122,264
	—	102,384	34,179	674,483	2,340,222
Shares redeemed:
Class A	—	(45,757,455)	(102,998,554)	(539,089)	(984,833)
Class B	—	(2,461,695)	(6,835,862)	(37,614)	(55,465)
Class C	—	(15,661,617)	(27,500,922)	(282,133)	(410,724)
Class I	—	(4,925,790)	(21,963,776)	(1,119,157)	(983,134)
Class I2	—	(1,225,209,274)	(194,700,954)	—	—
Class P	—	—	(3,463,981)	—	(4,403,489)
	—	(1,294,015,831)	(357,464,049)	(1,977,993)	(6,837,645)
Automatic conversions:
Class A	—	654,223	2,570,448	34,704	141,348
Class B	—	(654,223)	(2,570,448)	(34,913)	(142,106)
	—	—	—	(209)	(758)
Class level conversions:
Class I	—	—	25,316,693	—	4,096,546
Class P	—	—	(25,316,693)	—	(4,107,100)
	—	—	—	—	(10,554)

Net increase (decrease) in shares outstanding:
Class A	25,000	(5,564,308)	(16,689,390)	328,472	1,064,875
Class B	—	(1,621,250)	(6,028,894)	(30,122)	(18,088)
Class C	25,000	(4,335,695)	(4,686,736)	532,791	1,190,243
Class I	25,000	(1,009,442)	25,404,517	(412,117)	7,438,405
Class I2	3,000,001	(371,184,021)	634,853,822	—	—
Class P	—	—	(27,287,233)	—	(7,218,435)
	3,075,001	(383,714,716)	605,566,086	419,024	2,457,000

(A)	Commenced operations April 30, 2013.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Short-Term Bond		Transamerica Small Cap Growth		Transamerica Small Cap Value
	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012 (A)	April 30, 2013 (unaudited)	October 31, 2012 (B)
From operations:
Net investment income (loss)	$48,511,349	$94,532,059	$92,251	$(236,549)	$3,155,225	$1,630,908
Net realized gain (loss) from investment securities and foreign currency transactions	16,377,887	21,700,342	(14,080,132)	(2,235,519)	6,757,153	(944,569)
Net change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	4,800,052	59,079,171	44,497,424	(8,879,052)	51,644,276	2,836,974
Net increase (decrease) in net assets resulting from operations	69,689,288	175,311,572	30,509,543	(11,351,120)	61,556,654	3,523,313

Distributions to shareholders:
From net investment income:
Class A	(10,992,008)	(25,260,292)	(36)	—	(1,818)	—
Class C	(8,400,120)	(21,623,622)	—	—	(626)	—
Class I	(5,496,689)	(11,280,454)	(236)	—	(3,120)	—
Class I2	(26,048,951)	(39,813,904)	(310,438)	—	(3,059,606)	—
	(50,937,768)	(97,978,272)	(310,710)	—	(3,065,170)	—
From net realized gains:
Class A	(3,551,210)	(5,501,610)	—	—	—	—
Class C	(3,839,661)	(6,008,755)	—	—	—	—
Class I	(1,692,537)	(1,936,001)	—	—	—	—
Class I2	(7,974,540)	(6,846,650)	—	—	—	—
	(17,057,948)	(20,293,016)	—	—	—	—
Total distributions to shareholders	(67,995,716)	(118,271,288)	(310,710)	—	(3,065,170)	—

Capital share transactions:
Proceeds from shares sold:
Class A	241,787,058	307,910,378	56,611	251,547	20,120	271,868
Class C	123,436,881	194,376,513	45,356	250,000	92,073	256,673
Class I	137,249,707	253,606,422	39,450	250,000	14,121	368,750
Class I2	407,793,718	763,722,130	169,712,186	250,746,972	257,979,905	293,480,488
	910,267,364	1,519,615,443	169,853,603	251,498,519	258,106,219	294,377,779
Dividends and distributions reinvested:
Class A	13,099,314	26,298,697	36	—	1,818	—
Class C	10,179,964	22,189,160	—	—	626	—
Class I	5,058,027	8,680,411	236	—	3,120	—
Class I2	34,006,910	47,637,717	310,438	—	3,059,606	—
	62,344,215	104,805,985	310,710	—	3,065,170	—
Cost of shares redeemed:
Class A	(189,265,226)	(332,998,208)	—	—	(5,337)	—
Class C	(108,588,004)	(220,416,503)	—	—	(4,169)	—
Class I	(110,750,360)	(170,842,978)	—	—	(459)	(3,000)
Class I2	(317,832,974)	(237,264,647)	(164,753)	(47,698)	(4,335,081)	(8,343,928)
	(726,436,564)	(961,522,336)	(164,753)	(47,698)	(4,345,046)	(8,346,928)
Net increase in net assets resulting from capital shares transactions	246,175,015	662,899,092	169,999,560	251,450,821	256,826,343	286,030,851

Net increase in net assets	247,868,587	719,939,376	200,198,393	240,099,701	315,317,827	289,554,164

Net assets:
Beginning of period	3,541,027,932	2,821,088,556	240,099,701	—	289,554,164	—
End of period	$3,788,896,519	$3,541,027,932	$440,298,094	$240,099,701	$604,871,991	$289,554,164
Undistributed net investment income	$(3,699,105)	$(1,272,686)	$(400,820)	$(182,361)	$1,747,136	$1,657,081

Share activity:
Shares issued:
Class A	23,035,069	29,711,020	5,559	25,153	1,825	27,247
Class C	11,780,934	18,798,401	4,522	25,000	8,424	25,651
Class I	13,306,071	24,915,883	3,935	25,000	1,316	37,988
Class I2	39,495,456	74,830,755	16,688,103	25,504,366	23,817,382	30,201,187
	87,617,530	148,256,059	16,702,119	25,579,519	23,828,947	30,292,073

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Short-Term Bond		Transamerica Small Cap Growth		Transamerica Small Cap Value
	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012 (A)	April 30, 2013 (unaudited)	October 31, 2012 (B)
Shares issued-reinvested from dividends and distributions:
Class A	1,248,954	2,548,518	4	—	180	—
Class C	972,625	2,155,927	—	—	62	—
Class I	490,666	854,595	25	—	310	—
Class I2	3,301,324	4,693,196	33,131	—	303,231	—
	6,013,569	10,252,236	33,160	—	303,783	—
Shares redeemed:
Class A	(18,031,574)	(32,204,077)	—	—	(537)	—
Class C	(10,363,653)	(21,344,776)	—	—	(372)	—
Class I	(10,736,214)	(16,780,931)	—	—	(46)	(315)
Class I2	(30,815,107)	(23,289,128)	(16,720)	(4,821)	(424,087)	(869,596)
	(69,946,548)	(93,618,912)	(16,720)	(4,821)	(425,042)	(869,911)

Net increase (decrease) in shares outstanding:
Class A	6,252,449	55,461	5,563	25,153	1,468	27,247
Class C	2,389,906	(390,448)	4,522	25,000	8,114	25,651
Class I	3,060,523	8,989,547	3,960	25,000	1,580	37,673
Class I2	11,981,673	56,234,823	16,704,514	25,499,545	23,696,526	29,331,591
	23,684,551	64,889,383	16,718,559	25,574,698	23,707,688	29,422,162

(A)	Commenced operations August 31, 2012.

(B)	Commenced operations April 30, 2012.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Small/Mid Cap Value		Transamerica Tactical Allocation	Transamerica Tactical Income
	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited) (B)	April 30, 2013 (unaudited)	October 31, 2012 (A)
From operations:
Net investment income	$2,395,356	$2,351,657	$18,500	$15,906,117	$8,206,386
Net realized gain (loss) from investment securities and investments in investment companies	38,902,893	(11,851,849)	(16,416)	4,459,571	8,875,774
Net change in unrealized appreciation (depreciation) on investment securities and investments in investment companies	68,142,150	82,859,950	300,315	22,723,092	1,136,796
Net increase in net assets resulting from operations	109,440,399	73,359,758	302,399	43,088,780	18,218,956

Distributions to shareholders:
From net investment income:
Class A	(1,447,118)	(12)	(27,751)	(9,508,816)	(4,419,080)
Class C	—	—	(14,663)	(9,652,507)	(3,695,950)
Class I	(965,696)	—	(12,086)	(8,518,200)	(4,819,993)
Class I2	(149,218)	—	—	—	—
	(2,562,032)	(12)	(54,500)	(27,679,523)	(12,935,023)
From net realized gains:
Class A	—	(17,683,447)	—	(1,145,016)	—
Class B	—	(1,903,904)	—	—	—
Class C	—	(10,529,922)	—	(1,298,064)	—
Class I	—	(3,749,612)	—	(1,027,731)	—
Class I2	—	(699,048)	—	—	—
	—	(34,565,933)	—	(3,470,811)	—
Total distributions to shareholders	(2,562,032)	(34,565,945)	(54,500)	(31,150,334)	(12,935,023)

Capital share transactions:
Proceeds from shares sold:
Class A	62,790,088	81,626,637	2,533,526	170,851,091	264,641,029
Class B	335,336	1,053,528	—	—	—
Class C	22,469,345	34,234,046	2,445,676	193,688,242	281,913,481
Class I	34,199,734	64,607,438	3,567,558	146,187,712	265,933,761
Class I2	1,474,840	2,230,036	—	—	—
	121,269,343	183,751,685	8,546,760	510,727,045	812,488,271
Dividends and distributions reinvested:
Class A	1,399,157	16,432,439	25,414	9,753,531	3,871,084
Class B	—	1,625,289	—	—	—
Class C	—	8,583,461	14,663	9,631,199	3,147,999
Class I	664,877	2,088,879	12,086	7,626,007	4,119,506
Class I2	149,218	699,048	—	—	—
	2,213,252	29,429,116	52,163	27,010,737	11,138,589
Cost of shares redeemed:
Class A	(56,530,986)	(112,260,440)	(101,808)	(63,290,634)	(15,687,509)
Class B	(2,903,934)	(5,810,239)	—	—	—
Class C	(20,383,175)	(36,170,011)	(68)	(20,193,954)	(7,215,078)
Class I	(18,865,731)	(35,288,108)	(447,900)	(78,380,481)	(31,177,861)
Class I2	(808,230)	(1,357,234)	—	—	—
	(99,492,056)	(190,886,032)	(549,776)	(161,865,069)	(54,080,448)
Automatic conversions:
Class A	606,859	2,738,860	—	—	—
Class B	(606,859)	(2,738,860)	—	—	—
	—	—	—	—	—
Net increase in net assets resulting from capital shares transactions	23,990,539	22,294,769	8,049,147	375,872,713	769,546,412

Net increase in net assets	130,868,906	61,088,582	8,297,046	387,811,159	774,830,345

Net assets:
Beginning of period	681,264,675	620,176,093	—	774,830,345	—
End of period	$812,133,581	$681,264,675	$8,297,046	$1,162,641,504	$774,830,345
Undistributed (accumulated) net investment income (loss)	$2,185,391	$2,352,067	$(36,000)	$(11,804,567)	$(31,161)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Small/Mid Cap Value		Transamerica Tactical Allocation	Transamerica Tactical Income
	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited) (B)	April 30, 2013 (unaudited)	October 31, 2012 (A)

Share activity:
Shares issued:
Class A	2,664,693	3,856,023	252,902	16,720,580	26,003,834
Class B	15,040	54,380	—	—	—
Class C	1,010,357	1,742,483	245,698	19,011,107	27,764,291
Class I	1,444,325	2,987,372	363,733	14,305,748	26,091,533
Class I2	58,428	105,062	—	—	—
	5,192,843	8,745,320	862,333	50,037,435	79,859,658
Shares issued-reinvested from dividends and distributions:
Class A	62,518	877,333	2,601	955,781	381,836
Class B	—	91,772	—	—	—
Class C	—	490,204	1,509	947,075	311,210
Class I	29,123	109,308	1,247	747,083	407,089
Class I2	6,533	36,580	—	—	—
	98,174	1,605,197	5,357	2,649,939	1,100,135
Shares redeemed:
Class A	(2,454,576)	(5,324,259)	(10,160)	(6,187,570)	(1,541,305)
Class B	(131,565)	(292,180)	—	—	—
Class C	(944,252)	(1,845,189)	(4)	(1,983,036)	(708,457)
Class I	(793,205)	(1,634,162)	(44,597)	(7,671,499)	(3,068,762)
Class I2	(32,576)	(63,151)	—	—	—
	(4,356,174)	(9,158,941)	(54,761)	(15,842,105)	(5,318,524)
Automatic conversions:
Class A	25,439	130,868	—	—	—
Class B	(27,024)	(138,577)	—	—	—
	(1,585)	(7,709)	—	—	—

Net increase (decrease) in shares outstanding:
Class A	298,074	(460,035)	245,343	11,488,791	24,844,365
Class B	(143,549)	(284,605)	—	—	—
Class C	66,105	387,498	247,203	17,975,146	27,367,044
Class I	680,243	1,462,518	320,383	7,381,332	23,429,860
Class I2	32,385	78,491	—	—	—
	933,258	1,183,867	812,929	36,845,269	75,641,269

(A)	Includes information from inception date of October 31, 2011 through period end.

(B)	Commenced operations October 31, 2012.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

Transamerica Tactical Rotation
April 30, 2013 (unaudited) (A)
From operations:
Net investment income	$2,047
Net realized gain (loss) from investment securities	(485)
Net change in unrealized appreciation (depreciation) on investment securities	181,037
Net increase in net assets resulting from operations	182,599

Distributions to shareholders:
From net investment income:
Class A	(20,490)
Class C	(17,020)
Class I	(14,990)
(52,500)
Total distributions to shareholders	(52,500)

Capital share transactions:
Proceeds from shares sold:
Class A	1,973,545
Class C	1,215,201
Class I	911,032
4,099,778
Dividends and distributions reinvested:
Class A	20,490
Class C	17,020
Class I	14,990
52,500
Cost of shares redeemed:
Class A	(38,096)
Class I	(16,628)
(54,724)
Net increase in net assets resulting from capital shares transactions	4,097,554

Net increase in net assets	4,227,653

Net assets:
Beginning of period	—
End of period	$4,227,653
Undistributed (accumulated) net investment income (loss)	$(50,453)

Share activity:
Shares issued:
Class A	195,262
Class C	119,925
Class I	90,553
405,740
Shares issued-reinvested from dividends and distributions:
Class A	2,119
Class C	1,762
Class I	1,560
5,441
Shares redeemed:
Class A	(3,611)
Class I	(1,637)
(5,248)

Net increase (decrease) in shares oustanding:
Class A	193,770
Class C	121,687
Class I	90,476
405,933

(A)	Commenced operations October 31, 2012.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS

For the period and years ended:

For a share outstanding throughout each period	Transamerica Capital Growth
Class A
April 30, 2013 (unaudited)	October 31, 2012	October 31, 2011	October 31, 2010(A)
Net asset value
Beginning of period/year	$15.34	$15.47	$13.78	$11.77
Investment operations
Net investment income (loss)(B)	—	(C)	—	(C)	(0.12)	(0.09)
Net realized and unrealized gain	2.08	0.32	1.81	2.12
Total from investment operations	2.08	0.32	1.69	2.03
Distributions
Net investment income	—	—	—	(0.02)
Net realized gain on investments	(0.36)	(0.45)	—	—
Total distributions	(0.36)	(0.45)	—	(0.02)
Net asset value
End of period/year	$17.06	$15.34	$15.47	$13.78
Total return(D)	13.80	%(E)	2.38%	12.34%	17.24	%(E)
Net assets end of period/year (000’s)	$68,599	$65,782	$66,058	$48,547
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.50	%(F)	1.52%	1.55%	1.55	%(F)
Before reimbursement/waiver or recapture	1.44	%(F)	1.47%	1.63%	1.78	%(F)
Net investment income (loss) to average net assets	0.03	%(F)	0.01%	(0.76)%	(0.75	)%(F)
Portfolio turnover rate	13	%(E)	52%	90%	57	%(E)

(A)	Commenced operations November 13, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding throughout each period	Transamerica Capital Growth
Class B
April 30, 2013 (unaudited)	October 31, 2012	October 31, 2011	October 31, 2010(A)
Net asset value
Beginning of period/year	$13.96	$14.22	$12.75	$10.95
Investment operations
Net investment loss(B)	(0.05)	(0.10)	(0.20)	(0.15)
Net realized and unrealized gain	1.90	0.29	1.67	1.96
Total from investment operations	1.85	0.19	1.47	1.81
Distributions
Net investment income	—	—	(C)	—	(0.01)
Net realized gain on investments	(0.36)	(0.45)	—	—
Total distributions	(0.36)	(0.45)	—	(0.01)
Net asset value
End of period/year	$15.45	$13.96	$14.22	$12.75
Total return(D)	13.50	%(E)	1.65%	11.61%	16.51	%(E)
Net assets at end of period/year (000’s)	$5,513	$5,596	$7,786	$9,916
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	2.20	%(F)	2.20%	2.20%	2.20	%(F)
Before reimbursement/waiver or recapture	2.35	%(F)	2.33%	2.45%	2.51	%(F)
Net investment income (loss) to average net assets	(0.67	)%(F)	(0.73)%	(1.41)%	(1.36	)%(F)
Portfolio turnover rate	13	%(E)	52%	90%	57	%(E)

(A)	Commenced operations November 13, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period and years ended:

For a share outstanding throughout each period	Transamerica Capital Growth
Class C
April 30, 2013 (unaudited)	October 31, 2012	October 31, 2011	October 31, 2010(A)
Net asset value
Beginning of period/year	$13.96	$14.20	$12.74	$10.94
Investment operations
Net investment loss(B)	(0.04)	(0.08)	(0.20)	(0.15)
Net realized and unrealized gain	1.90	0.29	1.66	1.96
Total from investment operations	1.86	0.21	1.46	1.81
Distributions
Net investment income	—	—	(C)	—	(0.01)
Net realized gain on investments	(0.36)	(0.45)	—	—
Total distributions	(0.36)	(0.45)	—	(0.01)
Net asset value
End of period/year	$15.46	$13.96	$14.20	$12.74
Total return(D)	13.58	%(E)	1.80%	11.62%	16.53	%(E)
Net assets at end of period/year (000’s)	$20,090	$19,809	$16,252	$12,814
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	2.07	%(F)	2.08%	2.20%	2.20	%(F)
Before reimbursement/waiver or recapture	2.07	%(F)	2.06%	2.18%	2.26	%(F)
Net investment income (loss) to average net assets	(0.54	)%(F)	(0.54)%	(1.41)%	(1.39	)%(F)
Portfolio turnover rate	13	%(E)	52%	90%	57	%(E)

(A)	Commenced operations November 13, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding throughout each period	Transamerica Capital Growth
	Class I
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010(A)
Net asset value
Beginning of period/year	$15.61		$15.66	$13.89	$11.64
Investment operations
Net investment income (loss)(B)	0.05		0.11	(0.06)	(0.06)
Net realized and unrealized gain	2.11		0.30	1.83	2.33
Total from investment operations	2.16		0.41	1.77	2.27
Distributions
Net investment income	(0.08)		(0.01)	—	(0.02)
Net realized gain on investments	(0.36)		(0.45)	—	—
Total distributions	(0.44)		(0.46)	—	(0.02)
Net asset value
End of period/year	$17.33		$15.61	$15.66	$13.89
Total return(D)	14.14	%(C)	2.96%	12.81%	19.58	%(C)
Net assets at end of period/year (000’s)	$82,758		$80,083	$11,767	$434
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.98	%(E)	0.94%	1.13%	1.20	%(E)
Before reimbursement/waiver or recapture	0.98	%(E)	0.94%	1.10%	1.85	%(E)
Net investment income (loss) to average net assets	0.55	%(E)	0.66%	(0.37)%	(0.51	)%(E)
Portfolio turnover rate	13	%(C)	52%	90%	57	%(C)

(A)	Commenced operations November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period and years ended:

For a share outstanding throughout each period	Transamerica Capital Growth
Class I2
April 30, 2013 (unaudited)	October 31, 2012	October 31, 2011(A)
Net asset value
Beginning of period/year	$10.80	$10.96	$10.00
Investment operations
Net investment income(B)	0.04	0.07	—	(C)
Net realized and unrealized gain	1.45	0.22	0.96
Total from investment operations	1.49	0.29	0.96
Distributions
Net investment income	(0.10)	—	(C)	—
Net realized gain on investments	(0.36)	(0.45)	—
Total distributions	(0.46)	(0.45)	—
Net asset value
End of period/year	$11.83	$10.80	$10.96
Total return(D)	14.20	%(E)	3.11%	9.70	%(E)
Net assets at end of period/year (000’s)	$498,068	$545,635	$407,302
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.84	%(F)	0.84%	1.09	%(F)
Before reimbursement/waiver or recapture	0.84	%(F)	0.84%	1.09	%(F)
Net investment income (loss) to average net assets	0.68	%(F)	0.67%	(0.48	)%(F)
Portfolio turnover rate	13	%(E)	52%	90	%(E)

(A)	Commenced operations September 30, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding throughout each period	Transamerica Diversified Equity
	Class A
	April 30, 2013 (unaudited)		October 31, 2012		October 31, 2011	October 31, 2010(A)
Net asset value
Beginning of period/year	$13.41		$14.63		$14.29	$12.85
Investment operations
Net investment income (loss)(B)	0.05		0.01		(0.06)	0.15
Net realized and unrealized gain	1.64		0.76	(C)	0.56	1.31
Total from investment operations	1.69		0.77		0.50	1.46
Distributions
Net investment income	—		—		(0.16)	(0.02)
Net realized gains on investments	—		(1.99)		—	—
Total distributions	—		(1.99)		(0.16)	(0.02)
Net asset value
End of period/year	$15.10		$13.41		$14.63	$14.29
Total return(D)	12.60	%(E)	7.04	%(C)	3.44%	11.32	%(E)
Net assets end of period/year (000’s)	$447,873		$420,504		$77,197	$83,766
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.40	%(F)	1.47%		1.52%	1.52	%(F)
Before reimbursement/waiver or recapture	1.40	%(F)	1.39%		1.66%	1.72	%(F)
Net investment income (loss) to average net assets	0.72	%(F)	0.08%		(0.42)%	1.14	%(F)
Portfolio turnover rate	29	%(E)	80%		141%	79	%(E)

(A)	Commenced operations November 13, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Includes fair fund settlement. The impacts were $0.01 to Net realized and change in unrealized gain on investments and 0.08% to Total return.
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Diversified Equity
	Class B
	April 30, 2013 (unaudited)		October 31, 2012		October 31, 2011	October 31, 2010(A)
Net asset value
Beginning of period/year	$13.25		$14.57		$14.22	$12.85
Investment operations
Net investment income (loss)(B)	—	(C)	(0.09)		(0.16)	0.06
Net realized and unrealized gain	1.61		0.76	(D)	0.55	1.32
Total from investment operations	1.61		0.67		0.39	1.38
Distributions
Net investment income	—		—	(C)	(0.04)	(0.01)
Net realized gains on investments	—		(1.99)		—	—
Total distributions	—		(1.99)		(0.04)	(0.01)
Net asset value
End of period/year	$14.86		$13.25		$14.57	$14.22
Total return(E)	12.15	%(F)	6.29	%(D)	2.71%	10.68	%(F)
Net assets at end of period/year (000’s)	$20,204		$20,668		$5,420	$7,375
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	2.17	%(G)	2.17%		2.17%	2.17	%(G)
Before reimbursement/waiver or recapture	2.25	%(G)	2.19%		2.30%	2.44	%(G)
Net investment income (loss) to average net assets	(0.04	)%(G)	(0.63)%		(1.07)%	0.40	%(G)
Portfolio turnover rate	29	%(F)	80%		141%	79	%(F)

(A)	Commenced operations November 13, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Includes fair fund settlement. The impacts were $0.01 to Net realized and change in unrealized gain on investments and 0.08% to Total return.
(E)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(F)	Not annualized.
(G)	Annualized.

For a share outstanding throughout each period	Transamerica Diversified Equity
	Class C
	April 30, 2013 (unaudited)		October 31, 2012		October 31, 2011	October 31, 2010(A)
Net asset value
Beginning of period/year	$13.22		$14.55		$14.22	$12.85
Investment operations
Net investment income (loss)(B)	—	(C)	(0.08)		(0.16)	0.06
Net realized and unrealized gain	1.61		0.74	(D)	0.55	1.32
Total from investment operations	1.61		0.66		0.39	1.38
Distributions
Net investment income	—		—	(C)	(0.06)	(0.01)
Net realized gains on investments	—		(1.99)		—	—
Total distributions	—		(1.99)		(0.06)	(0.01)
Net asset value
End of period/year	$14.83		$13.22		$14.55	$14.22
Total return(E)	12.18	%(F)	6.22	%(D)	2.72%	10.68	%(F)
Net assets at end of period/year (000’s)	$44,027		$42,637		$13,393	$15,013
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	2.17	%(G)	2.17%		2.17%	2.17	%(G)
Before reimbursement/waiver or recapture	2.21	%(G)	2.16%		2.25%	2.31	%(G)
Net investment income (loss) to average net assets	(0.05	)%(G)	(0.63)%		(1.07)%	0.48	%(G)
Portfolio turnover rate	29	%(F)	80%		141%	79	%(F)

(A)	Commenced operations November 13, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Includes fair fund settlement. The impacts were $0.01 to Net realized and change in unrealized gain on investments and 0.08% to Total return.
(E)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(F)	Not annualized.
(G)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Diversified Equity
Class I
April 30, 2013 (unaudited)	October 31, 2012	October 31, 2011	October 31, 2010(A)
Net asset value
Beginning of period/year	$13.60	$14.74	$14.41	$12.65
Investment operations
Net investment income(B)	0.09	0.09	—	(C)	0.26
Net realized and unrealized gain	1.65	0.76	(D)	0.56	1.53
Total from investment operations	1.74	0.85	0.56	1.79
Distributions
Net investment income	—	—	(0.23)	(0.03)
Net realized gains on investments	—	(1.99)	—	—
Total distributions	—	(1.99)	(0.23)	(0.03)
Net asset value
End of period/year	$15.34	$13.60	$14.74	$14.41
Total return(E)	12.79	%(F)	7.62	%(D)	3.82%	14.16	%(F)
Net assets at end of period/year (000’s)	$285,657	$310,170	$1,127	$421
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.92	%(G)	0.90%	1.17%	1.17	%(G)
Before reimbursement/waiver or recapture	0.92	%(G)	0.90%	1.15%	1.81	%(G)
Net investment income to average net assets	1.23	%(G)	0.67%	0.01%	2.14	%(G)
Portfolio turnover rate	29	%(F)	80%	141%	79	%(F)

(A)	Commenced operations November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Includes fair fund settlement. The impacts were $0.01 to Net realized and change in unrealized gain on investments and 0.08% to Total return.
(E)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(F)	Not annualized.
(G)	Annualized.

For a share outstanding throughout each period	Transamerica Diversified Equity
	Class I2(A)
	April 30, 2013 (unaudited)		October 31, 2012		October 31, 2011	October 31, 2010(B)
Net asset value
Beginning of period/year	$13.59		$14.73		$14.38	$12.85
Investment operations
Net investment income(C)	0.09		0.10		0.04	0.26
Net realized and unrealized gain	1.66		0.77	(D)	0.57	1.30
Total from investment operations	1.75		0.87		0.61	1.56
Distributions
Net investment income	—		(0.02)		(0.26)	(0.03)
Net realized gains on investments	—		(1.99)		—	—
Total distributions	—		(2.01)		(0.26)	(0.03)
Net asset value
End of period/year	$15.34		$13.59		$14.73	$14.38
Total return(F)	12.88	%(E)	7.79	%(D)	4.19%	12.12	%(E)
Net assets at end of period/year (000’s)	$641,937		$577,540		$291,409	$358,714
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.79	%(G)	0.78%		0.80%	0.81	%(G)
Before reimbursement/waiver or recapture	0.79	%(G)	0.78%		0.80%	0.81	%(G)
Net investment income to average net assets	1.31	%(G)	0.75%		0.30%	2.02	%(G)
Portfolio turnover rate	29	%(E)	80%		141%	79	%(E)

(A)	Effective November 30, 2009, all previously existing Class I shares were re-designated as Class I2 Shares.
(B)	Commenced operations November 13, 2009.
(C)	Calculated based on average number of shares outstanding.
(D)	Includes fair fund settlement. The impacts were $0.01 to Net realized and change in unrealized gain on investments and 0.08% to Total return.
(E)	Not annualized.
(F)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(G)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Diversified Equity
	Class T
	April 30, 2013 (unaudited)		October 31, 2012(A)
Net asset value
Beginning of period/year	$28.69		$28.70
Income (loss) from investment operations:
Net investment income(B)	0.18		0.14
Net realized and unrealized gain (loss)	3.50		(0.15	)(C)
Total from investment operations	3.68		(0.01)
Net asset value
End of period/year	$32.37		$28.69
Total return(D)	12.83	%(E)	(0.04	)%(E),(C)
Net assets at end of period/year (000’s)	$87,724		$81,976
Ratios and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.93	%(F)	0.90	%(F)
Before reimbursement/waiver or recapture	0.93	%(F)	0.90	%(F)
Net investment income to average net assets	1.19	%(F)	0.65	%(F)
Portfolio turnover rate	29	%(E)	80	%(E)

(A)	Commenced operations February 10, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Includes fair fund settlement. The impacts were $0.01 to Net realized and change in unrealized gain on investments and 0.08% to Total return.
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding throughout each period	Transamerica Dividend Focused
	Class A		Class C		Class I		Class I2
	April 30, 2013 (unaudited)(A)		April 30, 2013 (unaudited)(A)		April 30, 2013 (unaudited)(A)		April 30, 2013 (unaudited)(A)
Net asset value
Beginning of period/year	$10.00		$10.00		$10.00		$10.00
Investment operations
Net investment income(B)	0.05		0.02		0.05		0.06
Net realized and unrealized gain	0.98		0.99		0.99		0.98
Total from investment operations	1.03		1.01		1.04		1.04
Distributions
Net investment income	(0.03)		(0.02)		(0.04)		(0.04)
Total distributions	(0.03)		(0.02)		(0.04)		(0.04)
Net asset value
End of period/year	$11.00		$10.99		$11.00		$11.00
Total return(C)	10.35	%(D)	10.08	%(D)	10.40	%(D)	10.42	%(D)
Net assets end of period/year (000’s)	$309		$347		$1,254		$1,010,302
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.03	%(E)	1.73	%(E)	0.83	%(E)	0.73	%(E)
Before reimbursement/waiver or recapture	1.03	%(E)	1.73	%(E)	0.83	%(E)	0.73	%(E)
Net investment income to average net assets	1.43	%(E)	0.71	%(E)	1.63	%(E)	1.76	%(E)
Portfolio turnover rate	5	%(D)	5	%(D)	5	%(D)	5	%(D)

(A)	Commenced operations January 4, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Emerging Markets Debt
	Class A
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011(A)
Net asset value
Beginning of period/year	$11.54		$10.00	$10.00
Investment operations
Net investment income(B)	0.28		0.59	0.08
Net realized and unrealized gain (loss)	0.46		1.45	(0.08)
Total from investment operations	0.74		2.04	—
Distributions
Net investment income	(0.31)		(0.50)	—	(C)
Net realized gains on investments	(0.25)		—	—
Total distributions	(0.56)		(0.50)	—	(C)
Net asset value
End of period/year	$11.72		$11.54	$10.00
Total return(D)	6.51	%(E)	21.07%	0.04	%(E)
Net assets end of period/year (000’s)	$143,561		$60,754	$2,247
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.08	%(F)	1.21%	1.35	%(F)
Before reimbursement/waiver or recapture	1.08	%(F)	1.19%	1.65	%(F)
Net investment income to average net assets	4.87	%(F)	5.47%	5.24	%(F)
Portfolio turnover rate	159	%(E)	305%	31	%(E)

(A)	Commenced operations August 31, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding throughout each period	Transamerica Emerging Markets Debt
	Class C
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011(A)
Net asset value
Beginning of period/year	$11.51		$9.99	$10.00
Investment operations
Net investment income(B)	0.24		0.52	0.07
Net realized and unrealized gain (loss)	0.45		1.44	(0.08)
Total from investment operations	0.69		1.96	(0.01)
Distributions
Net investment income	(0.27)		(0.44)	—	(C)
Net realized gains on investments	(0.25)		—	—
Total distributions	(0.52)		(0.44)	—	(C)
Net asset value
End of period/year	$11.68		$11.51	$9.99
Total return(D)	6.13	%(E)	20.24%	(0.08	)%(E)
Net assets at end of period/year (000’s)	$30,602		$10,543	$1,025
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.80	%(F)	1.87%	2.00	%(F)
Before reimbursement/waiver or recapture	1.80	%(F)	1.86%	2.29	%(F)
Net investment income to average net assets	4.19	%(F)	4.87%	4.35	%(F)
Portfolio turnover rate	159	%(E)	305%	31	%(E)

(A)	Commenced operations August 31, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Emerging Markets Debt
	Class I
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011(A)
Net asset value
Beginning of period/year	$11.56		$10.01	$10.00
Investment operations
Net investment income(B)	0.30		0.63	0.09
Net realized and unrealized gain (loss)	0.46		1.44	(0.08)
Total from investment operations	0.76		2.07	0.01
Distributions
Net investment income	(0.32)		(0.52)	—	(C)
Net realized gains on investments	(0.25)		—	—
Total distributions	(0.57)		(0.52)	—	(C)
Net asset value
End of period/year	$11.75		$11.56	$10.01
Total return(D)	6.71	%(E)	21.40%	0.14	%(E)
Net assets at end of period/year (000’s)	$118,712		$46,190	$2,064
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.79	%(F)	0.86%	1.00	%(F)
Before reimbursement/waiver or recapture	0.79	%(F)	0.84%	1.34	%(F)
Net investment income to average net assets	5.18	%(F)	5.68%	5.46	%(F)
Portfolio turnover rate	159	%(E)	305%	31	%(E)

(A)	Commenced operations August 31, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding throughout each period	Transamerica Emerging Markets Debt
	Class I2
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011(A)
Net asset value
Beginning of period/year	$11.56		$10.01	$10.00
Investment operations
Net investment income(B)	0.30		0.63	0.07
Net realized and unrealized gain (loss)	0.46		1.45	(0.06)
Total from investment operations	0.76		2.08	0.01
Distributions
Net investment income	(0.33)		(0.53)	—	(C)
Net realized gains on investments	(0.25)		—	—
Total distributions	(0.58)		(0.53)	—	(C)
Net asset value
End of period/year	$11.74		$11.56	$10.01
Total return(D)	6.67	%(E)	21.50%	0.14	%(E)
Net assets at end of period/year (000’s)	$588,283		$505,629	$95,233
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.68	%(F)	0.76%	1.00	%(F)
Before reimbursement/waiver or recapture	0.68	%(F)	0.74%	1.23	%(F)
Net investment income to average net assets	5.25	%(F)	5.82%	4.63	%(F)
Portfolio turnover rate	159	%(E)	305%	31	%(E)

(A)	Commenced operations August 31, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Emerging Markets Equity
	Class A
	April 30, 2013 (unaudited)		October 31, 2012(A)
Net asset value
Beginning of period/year	$9.42		$10.00
Investment operations
Net investment income(B)	—		0.09
Net realized and unrealized gain (loss)	0.82		(0.67)
Total from investment operations	0.82		(0.58)
Distributions
Net investment income	(0.02)		—
Total distributions	(0.02)		—
Net asset value
End of period/year	$10.22		$9.42
Total return(C)	8.76	%(D)	(5.80	)%(D)
Net assets end of period/year (000’s)	$451		$302
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.69	%(E)	1.85	%(E)
Before reimbursement/waiver or recapture	1.69	%(E)	1.85	%(E)
Net investment income (loss) to average net assets	(0.06	)%(E)	1.97	%(E)
Portfolio turnover rate	32	%(D)	76	%(D)

(A)	Commenced operations April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period	Transamerica Emerging Markets Equity
	Class C
	April 30, 2013 (unaudited)		October 31, 2012(A)
Net asset value
Beginning of period/year	$9.39		$10.00
Investment operations
Net investment income (loss)(B)	(0.03)		0.07
Net realized and unrealized gain (loss)	0.82		(0.68)
Total from investment operations	0.79		(0.61)
Net asset value
End of period/year	$10.18		$9.39
Total return(C)	8.41	%(D)	(6.10	)%(D)
Net assets at end of period/year (000’s)	$346		$253
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	2.26	%(E)	2.52	%(E)
Before reimbursement/waiver or recapture	2.26	%(E)	2.52	%(E)
Net investment income (loss) to average net assets	(0.65	)%(E)	1.43	%(E)
Portfolio turnover rate	32	%(D)	76	%(D)

(A)	Commenced operations April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Emerging Markets Equity
	Class I
	April 30, 2013 (unaudited)		October 31, 2012(A)
Net asset value
Beginning of period/year	$9.43		$10.00
Investment operations
Net investment income(B)	0.02		0.11
Net realized and unrealized gain (loss)	0.83		(0.68)
Total from investment operations	0.85		(0.57)
Distributions
Net investment income	(0.04)		—
Total distributions	(0.04)		—
Net asset value
End of period/year	$10.24		$9.43
Total return(C)	9.01	%(D)	(5.70	)%(D)
Net assets at end of period/year (000’s)	$625		$302
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.33	%(E)	1.60	%(E)
Before reimbursement/waiver or recapture	1.33	%(E)	1.60	%(E)
Net investment income to average net assets	0.49	%(E)	2.26	%(E)
Portfolio turnover rate	32	%(D)	76	%(D)

(A)	Commenced operations April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period	Transamerica Emerging Markets Equity
	Class I2
	April 30, 2013 (unaudited)		October 31, 2012(A)
Net asset value
Beginning of period/year	$9.44		$10.00
Investment operations
Net investment income(B)	0.02		0.10
Net realized and unrealized gain (loss)	0.82		(0.66)
Total from investment operations	0.84		(0.56)
Distributions
Net investment income	(0.04)		—
Total distributions	(0.04)		—
Net asset value
End of period/year	$10.24		$9.44
Total return(C)	8.96	%(D)	(5.60	)%(D)
Net assets at end of period/year (000’s)	$222,637		$107,183
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.21	%(E)	1.49	%(E)
Before reimbursement/waiver or recapture	1.21	%(E)	1.49	%(E)
Net investment income to average net assets	0.50	%(E)	2.06	%(E)
Portfolio turnover rate	32	%(D)	76	%(D)

(A)	Commenced operations April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Enhanced Muni
	Class A		Class C		Class I
	April 30, 2013 (unaudited)(A)		April 30, 2013 (unaudited)(A)		April 30, 2013 (unaudited)(A)
Net asset value
Beginning of period/year	$10.00		$10.00		$10.00
Investment operations
Net investment income(B)	0.10		0.06		0.11
Net realized and unrealized gain	0.62		0.63		0.62
Total from investment operations	0.72		0.69		0.73
Distributions
Net investment income	(0.11)		(0.09)		(0.07)
Total distributions	(0.11)		(0.09)		(0.07)
Net asset value
End of period/year	$10.61		$10.60		$10.66
Total return(C)	7.24	%(D)	6.91	%(D)	7.31	%(D)
Net assets end of period/year (000’s)	$3,484		$1,150		$8,315
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.86	%(E)	1.46	%(E)	0.71	%(E)
Before reimbursement/waiver or recapture	3.27	%(E)	3.98	%(E)	3.04	%(E)
Net investment income to average net assets	1.90	%(E)	1.22	%(E)	2.06	%(E)
Portfolio turnover rate	29	%(D)	29	%(D)	29	%(D)

(A)	Commenced operations October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period	Transamerica Flexible Income
	Class A
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010		October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$9.37		$8.83	$8.99	$8.33		$7.22	$9.14
Investment operations
Net investment income(A)	0.21		0.45	0.51	0.50		0.46	0.44
Net realized and unrealized gain (loss)	0.26		0.55	(0.16)	0.70		1.08	(1.89)
Total from investment operations	0.47		1.00	0.35	1.20		1.54	(1.45)
Distributions
Net investment income	(0.23)		(0.46)	(0.51)	(0.54)		(0.43)	(0.47)
Total distributions	(0.23)		(0.46)	(0.51)	(0.54)		(0.43)	(0.47)
Net asset value
End of period/year	$9.61		$9.37	$8.83	$8.99		$8.33	$7.22
Total return(B)	5.06	%(C)	11.60%	3.93%	14.89%		22.30%	(16.57)%
Net assets end of period/year (000’s)	$94,711		$77,291	$65,393	$55,103		$24,173	$13,360
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.95	%(D)	0.95%	0.97%	1.07	%(E)	1.47%	1.39%
Before reimbursement/waiver or recapture	1.00	%(D)	1.01%	1.07%	1.15	%(E)	1.47%	1.39%
Net investment income to average net assets	4.39	%(D)	4.95%	5.70%	5.79%		6.03%	5.12%
Portfolio turnover rate	21	%(C)	35%	42%	120%		169%	98%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes extraordinary expenses. The impact of the extraordinary expenses was 0.01%.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Flexible Income
	Class B
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010		October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$9.37		$8.83	$9.00	$8.34		$7.23	$9.14
Investment operations
Net investment income(A)	0.17		0.37	0.44	0.43		0.40	0.38
Net realized and unrealized gain (loss)	0.26		0.55	(0.18)	0.71		1.09	(1.88)
Total from investment operations	0.43		0.92	0.26	1.14		1.49	(1.50)
Distributions
Net investment income	(0.19)		(0.38)	(0.43)	(0.48)		(0.38)	(0.41)
Total distributions	(0.19)		(0.38)	(0.43)	(0.48)		(0.38)	(0.41)
Net asset value
End of period/year	$9.61		$9.37	$8.83	$9.00		$8.34	$7.23
Total return(B)	4.60	%(C)	10.69%	2.96%	14.02%		21.39%	(17.03)%
Net assets at end of period/year (000’s)	$6,356		$6,641	$7,066	$10,614		$8,161	$8,628
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.80	%(E)	1.79%	1.82%	1.88	%(D)	2.16%	2.05%
Before reimbursement/waiver or recapture	1.80	%(E)	1.79%	1.82%	1.88	%(D)	2.16%	2.05%
Net investment income to average net assets	3.53	%(E)	4.13%	4.87%	4.97%		5.36%	4.42%
Portfolio turnover rate	21	%(C)	35%	42%	120%		169%	98%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Includes extraordinary expenses. The impact of the extraordinary expenses was 0.01%.
(E)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Flexible Income
	Class C
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010		October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$9.31		$8.79	$8.96	$8.31		$7.21	$9.12
Investment operations
Net investment income(A)	0.17		0.38	0.45	0.44		0.41	0.39
Net realized and unrealized gain (loss)	0.26		0.54	(0.17)	0.70		1.08	(1.88)
Total from investment operations	0.43		0.92	0.28	1.14		1.49	(1.49)
Distributions
Net investment income	(0.19)		(0.40)	(0.45)	(0.49)		(0.39)	(0.42)
Total distributions	(0.19)		(0.40)	(0.45)	(0.49)		(0.39)	(0.42)
Net asset value
End of period/year	$9.55		$9.31	$8.79	$8.96		$8.31	$7.21
Total return(B)	4.71	%(C)	10.71%	3.21%	14.15%		21.50%	(16.98)%
Net assets at end of period/year (000’s)	$92,026		$81,874	$50,314	$36,264		$12,978	$5,981
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.66	%(D)	1.65%	1.68%	1.74	%(E)	2.06%	1.97%
Before reimbursement/waiver or recapture	1.66	%(D)	1.65%	1.68%	1.74	%(E)	2.06%	1.97%
Net investment income to average net assets	3.68	%(D)	4.22%	4.98%	5.14%		5.43%	4.52%
Portfolio turnover rate	21	%(C)	35%	42%	120%		169%	98%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes extraordinary expenses. The impact of the extraordinary expenses was 0.01%.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Flexible Income
	Class I
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010(A)
Net asset value
Beginning of period/year	$9.38		$8.85	$9.02	$8.48
Investment operations
Net investment income(B)	0.22		0.47	0.53	0.50
Net realized and unrealized gain (loss)	0.26		0.55	(0.16)	0.57
Total from investment operations	0.48		1.02	0.37	1.07
Distributions
Net investment income	(0.24)		(0.49)	(0.54)	(0.53)
Total distributions	(0.24)		(0.49)	(0.54)	(0.53)
Net asset value
End of period/year	$9.62		$9.38	$8.85	$9.02
Total return(C)	5.20	%(D)	11.87%	4.19%	13.10	%(D)
Net assets at end of period/year (000’s)	$61,083		$31,480	$19,992	$9,787
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.69	%(E)	0.67%	0.69%	0.76	%(E),(F)
Before reimbursement/waiver or recapture	0.69	%(E)	0.67%	0.69%	0.76	%(E),(F)
Net investment income to average net assets	4.69	%(E)	5.20%	5.93%	6.25	%(E)
Portfolio turnover rate	21	%(D)	35%	42%	120	%(D)

(A)	Commenced operations November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes extraordinary expenses. The impact of the extraordinary expenses was 0.01%.

For a share outstanding throughout each period	Transamerica Flexible Income
	Class I2(A)
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010		October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$9.38		$8.86	$9.03	$8.37		$7.25	$9.17
Investment operations
Net investment income(B)	0.22		0.48	0.55	0.53		0.50	0.50
Net realized and unrealized gain (loss)	0.27		0.54	(0.17)	0.71		1.10	(1.90)
Total from investment operations	0.49		1.02	0.38	1.24		1.60	(1.40)
Distributions
Net investment income	(0.25)		(0.50)	(0.55)	(0.58)		(0.48)	(0.52)
Total distributions	(0.25)		(0.50)	(0.55)	(0.58)		(0.48)	(0.52)
Net asset value
End of period/year	$9.62		$9.38	$8.86	$9.03		$8.37	$7.25
Total return(C)	5.24	%(D)	11.85%	4.31%	15.39%		23.16%	(16.02)%
Net assets at end of period/year (000’s)	$58,207		$128,284	$109,052	$146,631		$132,177	$128,108
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.59	%(E)	0.57%	0.58%	0.64	%(F)	0.85%	0.77%
Before reimbursement/waiver or recapture	0.59	%(E)	0.57%	0.58%	0.64	%(F)	0.85%	0.77%
Net investment income to average net assets	4.66	%(E)	5.32%	6.10%	6.18%		6.64%	5.67%
Portfolio turnover rate	21	%(D)	35%	42%	120%		169%	98%

(A)	Effective November 30, 2009, all previously existing Class I shares were re-designated as Class I2 Shares.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes extraordinary expenses. The impact of the extraordinary expenses was 0.01%.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Growth Opportunities
Class A
April 30, 2013 (unaudited)	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$8.15	$10.93	$9.82	$7.54	$6.57	$11.40
Investment operations
Net investment income (loss)(A)	—	0.01	(0.10)	(0.05)	(0.05)	(0.06)
Net realized and unrealized gain (loss)	1.40	(0.55)	1.21	2.33	1.02	(4.77)
Total from investment operations	1.40	(0.54)	1.11	2.28	0.97	(4.83)
Distributions
Net investment income	(0.02)	—	(B)	—	—	—	—
Net realized gains on investments	(0.08)	(2.24)	—	—	—	—
Total distributions	(0.10)	(2.24)	—	—	—	—
Net asset value
End of period/year	$9.45	$8.15	$10.93	$9.82	$7.54	$6.57
Total return(C)	17.40	%(D)	(3.79)%	11.30%	30.41%	14.76%	(42.37)%
Net assets end of period/year (000’s)	$99,120	$91,110	$103,177	$59,685	$48,788	$41,005
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.51	%(E)	1.67%	1.75%	1.75%	1.75%	1.75%
Before reimbursement/waiver or recapture	1.51	%(E)	1.54%	1.64%	1.98%	2.23%	1.81%
Net investment income (loss) to average net assets	0.02	%(E)	0.10%	(0.83)%	(0.56)%	(0.68)%	(0.69)%
Portfolio turnover rate	23	%(D)	38%	125%	63%	71%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Growth Opportunities
Class B
April 30, 2013 (unaudited)	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$7.21	$10.01	$9.05	$6.99	$6.13	$10.72
Investment operations
Net investment loss(A)	(0.03)	(0.04)	(0.15)	(0.10)	(0.08)	(0.12)
Net realized and unrealized gain (loss)	1.24	(0.52)	1.11	2.16	0.94	(4.47)
Total from investment operations	1.21	(0.56)	0.96	2.06	0.86	(4.59)
Distributions
Net investment income	—	—	(B)	—	—	—	—
Net realized gains on investments	(0.08)	(2.24)	—	—	—	—
Total distributions	(0.08)	(2.24)	—	—	—	—
Net asset value
End of period/year	$8.34	$7.21	$10.01	$9.05	$6.99	$6.13
Total return(C)	16.95	%(D)	(4.47)%	10.61%	29.47%	14.03%	(42.82)%
Net assets at end of period/year (000’s)	$5,643	$5,582	$9,636	$12,406	$14,067	$20,823
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	2.36	%(E)	2.32%	2.40%	2.40%	2.40%	2.40%
Before reimbursement/waiver or recapture	2.36	%(E)	2.31%	2.29%	2.41%	2.71%	2.46%
Net investment loss to average net assets	(0.81	)%(E)	(0.56)%	(1.40)%	(1.21)%	(1.25)%	(1.39)%
Portfolio turnover rate	23	%(D)	38%	125%	63%	71%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Growth Opportunities
	Class C
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$7.25		$10.05	$9.08	$7.01	$6.16	$10.74
Investment operations
Net investment loss(A)	(0.03)		(0.04)	(0.15)	(0.10)	(0.08)	(0.11)
Net realized and unrealized gain (loss)	1.25		(0.52)	1.12	2.17	0.93	(4.47)
Total from investment operations	1.22		(0.56)	0.97	2.07	0.85	(4.58)
Distributions
Net realized gains on investments	(0.08)		(2.24)	—	—	—	—
Total distributions	(0.08)		(2.24)	—	—	—	—
Net asset value
End of period/year	$8.39		$7.25	$10.05	$9.08	$7.01	$6.16
Total return(B)	16.99	%(C)	(4.46)%	10.68%	29.53%	13.80%	(42.64)%
Net assets at end of period/year (000’s)	$11,663		$10,943	$14,288	$12,781	$10,774	$10,619
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	2.32	%(D)	2.28%	2.40%	2.40%	2.40%	2.34%
Before reimbursement/waiver or recapture	2.32	%(D)	2.28%	2.28%	2.41%	2.62%	2.34%
Net investment loss to average net assets	(0.78	)%(D)	(0.51)%	(1.43)%	(1.21)%	(1.31)%	(1.29)%
Portfolio turnover rate	23	%(C)	38%	125%	63%	71%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Growth Opportunities
	Class I
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010(A)
Net asset value
Beginning of period/year	$8.61		$11.37	$10.19	$8.04
Investment operations
Net investment income (loss)(B)	0.02		0.08	(0.02)	(0.02)
Net realized and unrealized gain (loss)	1.48		(0.58)	1.24	2.17
Total from investment operations	1.50		(0.50)	1.22	2.15
Distributions
Net investment income	(0.08)		(0.02)	(0.04)	—
Net realized gains on investments	(0.08)		(2.24)	—	—
Total distributions	(0.16)		(2.26)	(0.04)	—
Net asset value
End of period/year	$9.95		$8.61	$11.37	$10.19
Total return(C)	17.67	%(D)	(3.16)%	12.01%	26.74	%(D)
Net assets at end of period/year (000’s)	$76,688		$80,359	$9,954	$815
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.01	%(E)	0.99%	1.08%	1.40	%(E)
Before reimbursement/waiver or recapture	1.01	%(E)	0.99%	1.08%	1.48	%(E)
Net investment income (loss) to average net assets	0.54	%(E)	0.90%	(0.20)%	(0.23	)%(E)
Portfolio turnover rate	23	%(D)	38%	125%	63	%(D)

(A)	Commenced operations November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Growth Opportunities
	Class I2(A)
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$8.68		$11.43	$10.23	$7.78	$6.74	$11.59
Investment operations
Net investment income(B)	0.03		0.09	0.01	0.03	0.01	0.01
Net realized and unrealized gain (loss)	1.48		(0.58)	1.25	2.42	1.03	(4.86)
Total from investment operations	1.51		(0.49)	1.26	2.45	1.04	(4.85)
Distributions
Net investment income	(0.09)		(0.02)	(0.06)	—	—	—
Net realized gains on investments	(0.08)		(2.24)	—	—	—	—
Total distributions	(0.17)		(2.26)	(0.06)	—	—	—
Net asset value
End of period/year	$10.02		$8.68	$11.43	$10.23	$7.78	$6.74
Total return(C)	17.71	%(D)	(2.97)%	12.28%	31.49%	15.43%	(41.85)%
Net assets at end of period/year (000’s)	$470,309		$397,945	$113,057	$106,970	$111,402	$86,425
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.85	%(E)	0.85%	0.89%	0.88%	0.91%	0.86%
Before reimbursement/waiver or recapture	0.85	%(E)	0.85%	0.89%	0.88%	0.91%	0.86%
Net investment income to average net assets	0.67	%(E)	0.99%	0.09%	0.32%	0.15%	0.15%
Portfolio turnover rate	23	%(D)	38%	125%	63%	71%	45%

(A)	Effective November 30, 2009, all previously existing Class I shares were re-designated as Class I2 Shares.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica High Yield Bond
	Class A
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$9.59		$8.95	$9.16	$8.45	$6.31	$9.12
Investment operations
Net investment income(A)	0.28		0.59	0.61	0.66	0.65	0.64
Net realized and unrealized gain (loss)	0.41		0.67	(0.21)	0.73	2.14	(2.83)
Total from investment operations	0.69		1.26	0.40	1.39	2.79	(2.19)
Distributions
Net investment income	(0.29)		(0.62)	(0.61)	(0.68)	(0.66)	(0.62)
Total distributions	(0.29)		(0.62)	(0.61)	(0.68)	(0.66)	(0.62)
Net asset value
End of period/year	$9.99		$9.59	$8.95	$9.16	$8.45	$6.31
Total return(B)	7.34	%(C)	14.57%	4.41%	17.21%	47.58%	(25.46)%
Net assets end of period/year (000’s)	$344,082		$256,099	$228,920	$193,332	$67,290	$24,506
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.05	%(D)	1.06%	1.17%	1.15%	1.19%	1.16%
Before reimbursement/waiver or recapture	1.05	%(D)	1.06%	1.17%	1.15%	1.19%	1.16%
Net investment income to average net assets	5.73	%(D)	6.44%	6.65%	7.52%	9.08%	7.65%
Portfolio turnover rate	31	%(C)	78%	93%	91%	58%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica High Yield Bond
	Class B
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$9.60		$8.95	$9.15	$8.44	$6.30	$9.11
Investment operations
Net investment income(A)	0.24		0.52	0.55	0.61	0.60	0.58
Net realized and unrealized gain (loss)	0.41		0.67	(0.21)	0.72	2.15	(2.83)
Total from investment operations	0.65		1.19	0.34	1.33	2.75	(2.25)
Distributions
Net investment income	(0.25)		(0.54)	(0.54)	(0.62)	(0.61)	(0.56)
Total distributions	(0.25)		(0.54)	(0.54)	(0.62)	(0.61)	(0.56)
Net asset value
End of period/year	$10.00		$9.60	$8.95	$9.15	$8.44	$6.30
Total return(B)	6.90	%(C)	13.77%	3.81%	16.38%	46.69%	(26.04)%
Net assets at end of period/year (000’s)	$9,698		$9,236	$9,431	$13,887	$11,898	$9,091
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.84	%(D)	1.84%	1.83%	1.83%	1.91%	1.85%
Before reimbursement/waiver or recapture	1.84	%(D)	1.83%	1.84%	1.83%	1.91%	1.85%
Net investment income to average net assets	4.92	%(D)	5.69%	5.99%	6.93%	8.56%	6.83%
Portfolio turnover rate	31	%(C)	78%	93%	91%	58%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica High Yield Bond
	Class C
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$9.56		$8.92	$9.13	$8.42	$6.30	$9.10
Investment operations
Net investment income(A)	0.24		0.53	0.55	0.61	0.60	0.58
Net realized and unrealized gain (loss)	0.42		0.66	(0.21)	0.73	2.14	(2.82)
Total from investment operations	0.66		1.19	0.34	1.34	2.74	(2.24)
Distributions
Net investment income	(0.26)		(0.55)	(0.55)	(0.63)	(0.62)	(0.56)
Total distributions	(0.26)		(0.55)	(0.55)	(0.63)	(0.62)	(0.56)
Net asset value
End of period/year	$9.96		$9.56	$8.92	$9.13	$8.42	$6.30
Total return(B)	6.97	%(C)	13.81%	3.84%	16.54%	46.63%	(25.89)%
Net assets at end of period/year (000’s)	$90,162		$76,995	$48,789	$41,810	$19,548	$5,429
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.76	%(D)	1.77%	1.76%	1.77%	1.81%	1.80%
Before reimbursement/waiver or recapture	1.76	%(D)	1.77%	1.76%	1.77%	1.81%	1.80%
Net investment income to average net assets	5.01	%(D)	5.73%	6.07%	6.96%	8.23%	6.93%
Portfolio turnover rate	31	%(C)	78%	93%	91%	58%	38%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica High Yield Bond
	Class I
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010(A)
Net asset value
Beginning of period/year	$9.66		$9.00	$9.20	$8.55
Investment operations
Net investment income(B)	0.29		0.62	0.65	0.63
Net realized and unrealized gain (loss)	0.42		0.68	(0.21)	0.68
Total from investment operations	0.71		1.30	0.44	1.31
Distributions
Net investment income	(0.31)		(0.64)	(0.64)	(0.66)
Total distributions	(0.31)		(0.64)	(0.64)	(0.66)
Net asset value
End of period/year	$10.06		$9.66	$9.00	$9.20
Total return(C)	7.44	%(D)	15.05%	4.95%	15.92	%(D)
Net assets at end of period/year (000’s)	$111,184		$103,181	$82,736	$27,057
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.78	%(E)	0.78%	0.77%	0.83	%(E)
Before reimbursement/waiver or recapture	0.78	%(E)	0.78%	0.78%	0.83	%(E)
Net investment income to average net assets	6.01	%(E)	6.64%	7.09%	7.71	%(E)
Portfolio turnover rate	31	%(D)	78%	93%	91	%(D)

(A)	Commenced operations November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period	Transamerica High Yield Bond
	Class I2(A)
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$9.67		$9.02	$9.22	$8.50	$6.35	$9.17
Investment operations
Net investment income(B)	0.30		0.64	0.66	0.71	0.69	0.69
Net realized and unrealized gain (loss)	0.42		0.66	(0.21)	0.73	2.16	(2.85)
Total from investment operations	0.72		1.30	0.45	1.44	2.85	(2.16)
Distributions
Net investment income	(0.31)		(0.65)	(0.65)	(0.72)	(0.70)	(0.66)
Total distributions	(0.31)		(0.65)	(0.65)	(0.72)	(0.70)	(0.66)
Net asset value
End of period/year	$10.08		$9.67	$9.02	$9.22	$8.50	$6.35
Total return(C)	7.59	%(D)	15.01%	5.06%	17.74%	48.39%	(25.05)%
Net assets at end of period/year (000’s)	$211,674		$250,912	$388,633	$408,505	$472,936	$418,923
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.67	%(E)	0.67%	0.66%	0.66%	0.67%	0.65%
Before reimbursement/waiver or recapture	0.67	%(E)	0.67%	0.66%	0.66%	0.67%	0.65%
Net investment income to average net assets	6.06	%(E)	6.88%	7.16%	8.11%	9.96%	8.34%
Portfolio turnover rate	31	%(D)	78%	93%	91%	58%	38%

(A)	Effective November 30, 2009, all previously existing Class I shares were re-designated as Class I2 Shares.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Income & Growth
	Class A		Class C		Class I		Class I2
	April 30, 2013 (unaudited)(A)		April 30, 2013 (unaudited)(A)		April 30, 2013 (unaudited)(A)		April 30, 2013 (unaudited)(A)
Net asset value
Beginning of period/year	$10.00		$10.00		$10.00		$10.00
Investment operations
Net investment income(B)	0.33		0.30		0.31		0.32
Net realized and unrealized gain	0.93		0.92		0.97		0.96
Total from investment operations	1.26		1.22		1.28		1.28
Distributions
Net investment income	(0.14)		(0.13)		(0.15)		(0.15)
Total distributions	(0.14)		(0.13)		(0.15)		(0.15)
Net asset value
End of period/year	$11.12		$11.09		$11.13		$11.13
Total return(C)	12.71	%(D)	12.23	%(D)	12.84	%(D)	12.87	%(D)
Net assets end of period/year (000’s)	$6,707		$8,864		$20,080		$370,305
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.19	%(E)	1.87	%(E)	0.93	%(E)	0.84	%(E)
Before reimbursement/waiver or recapture	1.19	%(E)	1.87	%(E)	0.94	%(E)	0.84	%(E)
Net investment income to average net assets	6.31	%(E)	5.77	%(E)	6.01	%(E)	6.11	%(E)
Portfolio turnover rate	7	%(D)	7	%(D)	7	%(D)	7	%(D)

(A)	Commenced operations October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period	Transamerica International Bond
	Class A
	April 30, 2013 (unaudited)		October 31, 2012(A)
Net asset value
Beginning of period/year	$10.51		$10.29
Investment operations
Net investment income(B)	0.07		0.09
Net realized and unrealized gain (loss)	(0.57)		0.17
Total from investment operations	(0.50)		0.26
Distributions
Net investment income	(0.04)		(0.04)
Net realized gains on investments	(0.08)		—
Total distributions	(0.12)		(0.04)
Net asset value
End of period/year	$9.89		$10.51
Total return(C)	(4.81	)%(D)	2.52	%(D)
Net assets end of period/year (000’s)	$362		$165
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.05	%(E)	1.05	%(E)
Before reimbursement/waiver or recapture	1.20	%(E)	1.18	%(E)
Net investment income to average net assets	1.37	%(E)	1.34	%(E)
Portfolio turnover rate	15	%(D)	47	%(D)

(A)	Commenced operations March 1, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica International Bond
	Class C
	April 30, 2013 (unaudited)		October 31, 2012(A)
Net asset value
Beginning of period/year	$10.47		$10.29
Investment operations
Net investment income(B)	0.03		0.05
Net realized and unrealized gain (loss)	(0.57)		0.16
Total from investment operations	(0.54)		0.21
Distributions
Net investment income	—	(C)	(0.03)
Net realized gains on investments	(0.08)		—
Total distributions	(0.08)		(0.03)
Net asset value
End of period/year	$9.85		$10.47
Total return(D)	(5.16	)%(E)	2.03	%(E)
Net assets at end of period/year (000’s)	$240		$199
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.75	%(F)	1.75	%(F)
Before reimbursement/waiver or recapture	1.87	%(F)	1.83	%(F)
Net investment income to average net assets	0.65	%(F)	0.65	%(F)
Portfolio turnover rate	15	%(E)	47	%(E)

(A)	Commenced operations March 1, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding throughout each period	Transamerica International Bond
	Class I
	April 30, 2013 (unaudited)		October 31, 2012(A)
Net asset value
Beginning of period/year	$10.53		$10.29
Investment operations
Net investment income(B)	0.08		0.11
Net realized and unrealized gain (loss)	(0.57)		0.17
Total from investment operations	(0.49)		0.28
Distributions
Net investment income	(0.06)		(0.04)
Net realized gains on investments	(0.08)		—
Total distributions	(0.14)		(0.04)
Net asset value
End of period/year	$9.90		$10.53
Total return(C)	(4.75	)%(D)	2.75	%(D)
Net assets at end of period/year (000’s)	$98		$103
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.75	%(E)	0.75	%(E)
Before reimbursement/waiver or recapture	0.88	%(E)	0.87	%(E)
Net investment income to average net assets	1.63	%(E)	1.65	%(E)
Portfolio turnover rate	15	%(D)	47	%(D)

(A)	Commenced operations March 1, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica International Bond
Class I2(A)
April 30, 2013 (unaudited)	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$10.53	$11.24	$12.08	$11.64	$10.56	$11.00
Investment operations
Net investment income(B)	0.08	0.19	0.23	0.24	0.26	0.29
Net realized and unrealized gain (loss)	(0.58)	0.07	(0.05)	0.71	1.59	(0.29)
Total from investment operations	(0.50)	0.26	0.18	0.95	1.85	—	(C)
Distributions
Net investment income	(0.05)	(0.89)	(0.93)	(0.39)	(0.68)	(0.44)
Net realized gains on investments	(0.08)	(0.08)	(0.09)	(0.12)	(0.09)	—
Total distributions	(0.13)	(0.97)	(1.02)	(0.51)	(0.77)	(0.44)
Net asset value
End of period/year	$9.90	$10.53	$11.24	$12.08	$11.64	$10.56
Total return(D)	(4.75	)%(E)	2.71%	2.20%	8.54%	17.90%	(0.14)%
Net assets at end of period/year (000’s)	$175,614	$193,313	$475,292	$447,141	$732,964	$699,078
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.73	%(F)	0.68%	0.63%	0.61%	0.60%	0.61%
Before reimbursement/waiver or recapture	0.73	%(F)	0.68%	0.63%	0.61%	0.60%	0.61%
Net investment income to average net assets	1.62	%(F)	1.77%	2.09%	2.16%	2.38%	2.55%
Portfolio turnover rate	15	%(E)	47%	98%	61%	53%	74%

(A)	Effective November 30, 2009, all previously existing Class I shares were re-designated as Class I2 Shares.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica International Equity
	Class A
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011(A)
Net asset value
Beginning of period/year	$14.57		$13.47	$15.03
Investment operations
Net investment income(B)	0.16		0.24	0.15
Net realized and unrealized gain (loss)	2.02		1.19	(1.71)
Total from investment operations	2.18		1.43	(1.56)
Distributions
Net investment income	(0.24)		(0.33)	—
Total distributions	(0.24)		(0.33)	—
Net asset value
End of period/year	$16.51		$14.57	$13.47
Total return(C)	15.15	%(D)	11.10%	(10.38	)%(D)
Net assets end of period/year (000’s)	$7,711		$2,999	$490
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.44	%(E)	1.46%	1.50	%(E)
Before reimbursement/waiver or recapture	1.43	%(E)	1.51%	1.52	%(E)
Net investment income to average net assets	2.06	%(E)	1.76%	1.56	%(E),(F)
Portfolio turnover rate	13	%(D)	33%	16	%(D)

(A)	Commenced operations March 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes Redemption Fees, if any. The impact of Redemption Fees is less than 0.01%.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica International Equity
	Class C
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011(A)
Net asset value
Beginning of period/year	$14.45		$13.40	$15.03
Investment operations
Net investment income(B)	0.11		0.11	0.16
Net realized and unrealized gain (loss)	2.01		1.24	(1.79)
Total from investment operations	2.12		1.35	(1.63)
Distributions
Net investment income	(0.22)		(0.30)	—
Total distributions	(0.22)		(0.30)	—
Net asset value
End of period/year	$16.35		$14.45	$13.40
Total return(C)	14.80	%(D)	10.49%	(10.84	)%(D)
Net assets at end of period/year (000’s)	$10,302		$4,886	$113
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	2.04	%(E)	2.04%	2.14	%(E)
Before reimbursement/waiver or recapture	2.04	%(E)	2.04%	2.14	%(E)
Net investment income to average net assets	1.51	%(E)	0.82%	1.64	%(E),(F)
Portfolio turnover rate	13	%(D)	33%	16	%(D)

(A)	Commenced operations March 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes Redemption Fees, if any. The impact of Redemption Fees is less than 0.01%.

For a share outstanding throughout each period	Transamerica International Equity
	Class I(A)
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$14.65		$13.50	$13.97	$12.55	$9.94	$21.16
Investment operations
Net investment income(B)	0.18		0.33	0.40	0.22	0.19	0.26
Net realized and unrealized gain (loss)	2.04		1.17	(0.68)	1.36	2.61	(8.99)
Total from investment operations	2.22		1.50	(0.28)	1.58	2.80	(8.73)
Distributions
Net investment income	(0.26)		(0.35)	(0.19)	(0.16)	(0.19)	(0.20)
Net realized gains on investments	—		—	—	—	—	(2.29)
Total distributions	(0.26)		(0.35)	(0.19)	(0.16)	(0.19)	(2.49)
Net asset value
End of period/year	$16.61		$14.65	$13.50	$13.97	$12.55	$9.94
Total return(C)	15.33	%(D)	11.58%	(2.05)%	12.73%	28.58%	(46.36)%
Net assets at end of period/year (000’s)	$125,428		$90,012	$78,738	$75,271	$64,600	$51,529
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.02	%(E)	1.05%	1.16%	1.43%	1.67%	1.52%
Before reimbursement/waiver or recapture	1.02	%(E)	1.05%	1.16%	1.43%	1.67%	1.53%
Net investment income to average net assets	2.38	%(E)	2.39%	2.79%	1.76%	1.87%	1.67%
Portfolio turnover rate	13	%(D)	33%	16%	43%	42%	40%

(A)	Prior to March 1, 2011, information provided in previous periods reflects TS&W International Equity Portfolio, which is the accounting survivor pursuant to a Plan of Reorganization. Prior to November 1, 2010, the financial highlights were audited by another independent registered public accounting firm.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica International Equity
	Class I2
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011(A)
Net asset value
Beginning of period/year	$14.65		$13.51	$15.03
Investment operations
Net investment income(B)	0.19		0.36	0.29
Net realized and unrealized gain (loss)	2.04		1.14	(1.81)
Total from investment operations	2.23		1.50	(1.52)
Distributions
Net investment income	(0.27)		(0.36)	—
Total distributions	(0.27)		(0.36)	—
Net asset value
End of period/year	$16.61		$14.65	$13.51
Total return(C)	15.43	%(D)	11.64%	(10.11	)%(D)
Net assets at end of period/year (000’s)	$262,670		$166,085	$46,313
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.92	%(E)	0.95%	1.02	%(E)
Before reimbursement/waiver or recapture	0.92	%(E)	0.95%	1.02	%(E)
Net investment income to average net assets	2.49	%(E)	2.62%	3.07	%(E),(F)
Portfolio turnover rate	13	%(D)	33%	16	%(D)

(A)	Commenced operations March 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes Redemption Fees, if any. The impact of Redemption Fees is less than 0.01%.

For a share outstanding throughout each period	Transamerica International Small Cap Value
	Class I		Class I2
	April 30, 2013 (unaudited)(A)		April 30, 2013 (unaudited)(A)
Net asset value
Beginning of period/year	$10.00		$10.00
Investment operations
Net investment income(B)	0.16		0.12
Net realized and unrealized gain	0.81		0.85
Total from investment operations	0.97		0.97
Net asset value
End of period/year	$10.97		$10.97
Total return(C)	9.70	%(D)	9.70	%(D)
Net assets at end of period/year (000’s)	$1,464		$157,981
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.22	%(E)	1.22	%(E)
Before reimbursement/waiver or recapture	1.35	%(E)	1.25	%(E)
Net investment income to average net assets	4.80	%(E)	3.45	%(E)
Portfolio turnover rate	4	%(D)	4	%(D)

(A)	Commenced operations January 4, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Large Cap Growth
	Class A
	April 30, 2013 (unaudited)		October 31, 2012(A)
Net asset value
Beginning of period/year	$9.86		$10.00
Investment operations
Net investment income(B)	0.05		0.03
Net realized and unrealized gain (loss)	1.00		(0.17)
Total from investment operations	1.05		(0.14)
Distributions
Net investment income	(0.07)		—
Total distributions	(0.07)		—
Net asset value
End of period/year	$10.84		$9.86
Total return(C)	10.70	%(D)	(1.40	)%(D)
Net assets end of period/year (000’s)	$592		$419
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.17	%(E)	1.25	%(E)
Before reimbursement/waiver or recapture	1.17	%(E)	1.26	%(E)
Net investment income to average net assets	1.04	%(E)	0.65	%(E)
Portfolio turnover rate	9	%(D)	24	%(D)

(A)	Commenced operations April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period	Transamerica Large Cap Growth
	Class C
	April 30, 2013 (unaudited)		October 31, 2012(A)
Net asset value
Beginning of period/year	$9.82		$10.00
Investment operations
Net investment income(B)	0.02		—	(C)
Net realized and unrealized gain (loss)	1.01		(0.18)
Total from investment operations	1.03		(0.18)
Distributions
Net investment income	(0.05)		—
Total distributions	(0.05)		—
Net asset value
End of period/year	$10.80		$9.82
Total return(D)	10.57	%(E)	(1.80	)%(E)
Net assets at end of period/year (000’s)	$394		$280
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.85	%(F)	1.92	%(F)
Before reimbursement/waiver or recapture	1.85	%(F)	1.92	%(F)
Net investment income to average net assets	0.41	%(F)	—	%(F),(G)
Portfolio turnover rate	9	%(E)	24	%(E)

(A)	Commenced operations April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.
(G)	Rounds to less than 0.01% or (0.01)%.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Large Cap Growth
	Class I
	April 30, 2013 (unaudited)		October 31, 2012(A)
Net asset value
Beginning of period/year	$9.87		$10.00
Investment operations
Net investment income(B)	0.08		0.04
Net realized and unrealized gain (loss)	0.99		(0.17)
Total from investment operations	1.07		(0.13)
Distributions
Net investment income	(0.07)		—
Total distributions	(0.07)		—
Net asset value
End of period/year	$10.87		$9.87
Total return(C)	10.95	%(D)	(1.30	)%(D)
Net assets at end of period/year (000’s)	$309		$786
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.93	%(E)	0.95	%(E)
Before reimbursement/waiver or recapture	0.90	%(E)	0.98	%(E)
Net investment income to average net assets	1.56	%(E)	0.75	%(E)
Portfolio turnover rate	9	%(D)	24	%(D)

(A)	Commenced operations April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period	Transamerica Large Cap Growth
	Class I2
	April 30, 2013 (unaudited)		October 31, 2012(A)
Net asset value
Beginning of period/year	$9.88		$10.00
Investment operations
Net investment income(B)	0.06		0.05
Net realized and unrealized gain (loss)	1.02		(0.17)
Total from investment operations	1.08		(0.12)
Distributions
Net investment income	(0.08)		—
Total distributions	(0.08)		—
Net asset value
End of period/year	$10.88		$9.88
Total return(C)	10.99	%(D)	(1.20	)%(D)
Net assets at end of period/year (000’s)	$206,663		$135,305
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.80	%(E)	0.87	%(E)
Before reimbursement/waiver or recapture	0.80	%(E)	0.87	%(E)
Net investment income to average net assets	1.24	%(E)	1.07	%(E)
Portfolio turnover rate	9	%(D)	24	%(D)

(A)	Commenced operations April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Large Cap Value
	Class A
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011(A)
Net asset value
Beginning of period/year	$11.77		$10.30	$10.00
Investment operations
Net investment income(B)	0.07		0.16	0.11
Net realized and unrealized gain	1.79		1.51	0.28
Total from investment operations	1.86		1.67	0.39
Distributions
Net investment income	(0.08)		(0.20)	(0.09)
Net realized gains on investments	(0.64)		—	—
Total distributions	(0.72)		(0.20)	(0.09)
Net asset value
End of period/year	$12.91		$11.77	$10.30
Total return(C)	16.60	%(D)	16.40%	3.94	%(D)
Net assets end of period/year (000’s)	$3,774		$1,949	$1,021
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.15	%(E)	1.26%	1.32	%(E)
Before reimbursement/waiver or recapture	1.15	%(E)	1.26%	1.32	%(E)
Net investment income to average net assets	1.22	%(E)	1.45%	1.09	%(E)
Portfolio turnover rate	61	%(D)	117%	35	%(D)

(A)	Commenced operations November 15, 2010.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period	Transamerica Large Cap Value
	Class C
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011(A)
Net asset value
Beginning of period/year	$11.76		$10.29	$10.00
Investment operations
Net investment income(B)	0.04		0.10	0.06
Net realized and unrealized gain	1.78		1.50	0.28
Total from investment operations	1.82		1.60	0.34
Distributions
Net investment income	(0.05)		(0.13)	(0.05)
Net realized gains on investments	(0.64)		—	—
Total distributions	(0.69)		(0.13)	(0.05)
Net asset value
End of period/year	$12.89		$11.76	$10.29
Total return(C)	16.25	%(D)	15.64%	3.38	%(D)
Net assets at end of period/year (000’s)	$2,255		$1,716	$1,752
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.79	%(E)	1.87%	1.91	%(E)
Before reimbursement/waiver or recapture	1.79	%(E)	1.87%	1.91	%(E)
Net investment income to average net assets	0.65	%(E)	0.90%	0.49	%(E)
Portfolio turnover rate	61	%(D)	117%	35	%(D)

(A)	Commenced operations November 15, 2010.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Large Cap Value
	Class I
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011(A)
Net asset value
Beginning of period/year	$11.81		$10.31	$10.00
Investment operations
Net investment income(B)	0.10		0.22	0.13
Net realized and unrealized gain	1.79		1.51	0.30
Total from investment operations	1.89		1.73	0.43
Distributions
Net investment income	(0.11)		(0.23)	(0.12)
Net realized gains on investments	(0.64)		—	—
Total distributions	(0.75)		(0.23)	(0.12)
Net asset value
End of period/year	$12.95		$11.81	$10.31
Total return(C)	16.81	%(D)	17.00%	4.31	%(D)
Net assets at end of period/year (000’s)	$4,492		$3,550	$7,855
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.79	%(E)	0.83%	0.95	%(E)
Before reimbursement/waiver or recapture	0.79	%(E)	0.83%	0.95	%(E)
Net investment income to average net assets	1.69	%(E)	2.01%	1.38	%(E)
Portfolio turnover rate	61	%(D)	117%	35	%(D)

(A)	Commenced operations November 15, 2010.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period	Transamerica Large Cap Value
	Class I2
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011(A)
Net asset value
Beginning of period/year	$11.80		$10.32	$10.00
Investment operations
Net investment income(B)	0.11		0.23	0.16
Net realized and unrealized gain	1.78		1.49	0.30
Total from investment operations	1.89		1.72	0.46
Distributions
Net investment income	(0.11)		(0.24)	(0.14)
Net realized gains on investments	(0.64)		—	—
Total distributions	(0.75)		(0.24)	(0.14)
Net asset value
End of period/year	$12.94		$11.80	$10.32
Total return(C)	16.88	%(D)	16.90%	4.60	%(D)
Net assets at end of period/year (000’s)	$1,650,335		$1,320,011	$1,328,468
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.69	%(E)	0.73%	0.76	%(E)
Before reimbursement/waiver or recapture	0.69	%(E)	0.73%	0.76	%(E)
Net investment income to average net assets	1.78	%(E)	2.04%	1.61	%(E)
Portfolio turnover rate	61	%(D)	117%	35	%(D)

(A)	Commenced operations November 15, 2010.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica MLP & Energy Income
	Class A		Class C		Class I		Class I2
	April 30, 2013 (unaudited)(A)		April 30, 2013 (unaudited)(A)		April 30, 2013 (unaudited)(A)		April 30, 2013 (unaudited)(A)
Net asset value
Beginning of period/year	$10.00		$10.00		$10.00		$10.00
Investment operations
Net investment income(B)	—		—		—		—
Net realized and unrealized gain (loss)	—		—		—		—
Total from investment operations	—		—		—		—
Net asset value
End of period/year	$10.00		$10.00		$10.00		$10.00
Total return(C)	—	%(D)	—	%(D)	—	%(D)	—	%(D)
Net assets end of period/year (000’s)	$250		$250		$250		$30,000
Ratios and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	—	%(E)	—	%(E)	—	%(E)	—	%(E)
Before reimbursement/waiver or recapture	—	%(E)	—	%(E)	—	%(E)	—	%(E)
Net investment income to average net assets	—	%(E)	—	%(E)	—	%(E)	—	%(E)
Portfolio turnover rate	—	%(D)	—	%(D)	—	%(D)	—	%(D)

(A)	Commenced operations on April 30, 2013.
(B)	Calculated based on average number of shares outstanding.
(C)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period	Transamerica Money Market
Class A
April 30, 2013 (unaudited)	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations
Net investment income(A)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	0.02
Net realized and unrealized gain	—	—	—	—	(B)	—	(B)	—	(B)
Total from investment operations	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	0.02
Net equalization credits and charges	—	—	—	—	(B)	—	—
Distributions
Net investment income	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	(0.02)
Total distributions	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	(0.02)
Net asset value
End of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return(C)	—	%(D),(E)	0.01%	—	%(D)	0.01%	0.21%	2.52%
Net assets end of period/year (000’s)	$90,236	$95,801	$112,490	$119,744	$146,598	$142,456
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.25	%(F),(G)	0.27	%(G)	0.20	%(G)	0.22	%(G)	0.60	%(G)	0.83%
Before reimbursement/waiver or recapture	1.14	%(F)	1.17%	1.26%	1.19%	1.11%	1.08%
Net investment income to average net assets	—	%(D),(F)	—	%(D)	—	%(D)	—	%(D)	0.20%	2.40%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Rounds to less than 0.01% or (0.01)%.
(E)	Not annualized.
(F)	Annualized.
(G)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the notes to the financial statements for details.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Money Market
Class B
April 30, 2013 (unaudited)	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations
Net investment income(A)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	0.02
Net realized and unrealized gain	—	—	—	—	(B)	—	(B)	—	(B)
Total from investment operations	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	0.02
Net equalization credits and charges	—	—	—	—	(B)	—	—
Distributions
Net investment income	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	(0.02)
Total distributions	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	(0.02)
Net asset value
End of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return(C)	—	%(D),(E)	0.01%	—	%(D)	0.01%	0.08%	1.83%
Net assets at end of period/year (000’s)	$7,668	$9,289	$15,318	$19,442	$35,612	$40,110
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.25	%(F),(G)	0.27	%(G)	0.20	%(G)	0.21	%(G)	0.73	%(G)	1.48%
Before reimbursement/waiver or recapture	1.88	%(F)	1.84%	1.89%	1.81%	1.75%	1.75%
Net investment income to average net assets	—	%(D),(F)	—	%(D)	—	%(D)	—	%(D)	0.08%	1.75%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Rounds to less than 0.01% or (0.01)%.
(E)	Not annualized.
(F)	Annualized.
(G)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the notes to the financial statements for details.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Money Market
Class C
April 30, 2013 (unaudited)	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations
Net investment income(A)	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	0.02
Net realized and unrealized gain	—	—	—	—	(B)	—	(B)	—	(B)
Total from investment operations	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	0.02
Net equalization credits and charges	—	—	—	—	(B)	—	—
Distributions
Net investment income	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	(0.02)
Total distributions	—	(B)	—	(B)	—	(B)	—	(B)	—	(B)	(0.02)
Net asset value
End of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return(C)	—	%(D),(E)	—	%(D)	—	%(D)	0.01%	0.07%	1.86%
Net assets at end of period/year (000’s)	$27,056	$31,391	$36,078	$33,800	$46,177	$59,991
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.25	%(F),(G)	0.27	%(G)	0.20	%(G)	0.22	%(G)	0.76	%(G)	1.48%
Before reimbursement/waiver or recapture	1.67	%(F)	1.67%	1.73%	1.66%	1.64%	1.67%
Net investment income to average net assets	—	%(D),(F)	—	%(D)	—	%(D)	—	%(D)	0.07%	1.65%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Rounds to less than 0.01% or (0.01)%.
(E)	Not annualized.
(F)	Annualized.
(G)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the notes to the financial statements for details.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Money Market
	Class I
	April 30, 2013 (unaudited)		October 31, 2012		October 31, 2011		October 31, 2010(A)
Net asset value
Beginning of period/year	$1.00		$1.00		$1.00		$1.00
Investment operations
Net investment income(B)	—	(C)	—	(C)	—	(C)	—	(C)
Net realized and unrealized gain	—		—		—		—	(C)
Total from investment operations	—	(C)	—	(C)	—	(C)	—	(C)
Net equalization credits and charges	—		—		—		—	(C)
Distributions
Net investment income	—	(C)	—	(C)	—	(C)	—	(C)
Total distributions	—	(C)	—	(C)	—	(C)	—	(C)
Net asset value
End of period/year	$1.00		$1.00		$1.00		$1.00
Total return(D)	0.01	%(E)	0.02%		0.01%		0.01	%(E)
Net assets at end of period/year (000’s)	$24,450		$25,460		$55		$55
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.24	%(F),(G)	0.26	%(F)	0.19	%(F)	0.22	%(F),(G)
Before reimbursement/waiver or recapture	0.73	%(G)	0.72%		3.60%		3.17	%(G)
Net investment income to average net assets	0.02	%(G)	0.02%		0.02	%(G)	0.01	%(G)

(A)	Commenced operations November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the notes to the financial statements for details.
(G)	Annualized.

For a share outstanding throughout each period	Transamerica Money Market
Class I2(A)
April 30, 2013 (unaudited)	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations
Net investment income(B)	—	(C)	—	(C)	—	(C)	—	(C)	—	(C)	0.03
Net realized and unrealized gain	—	—	—	—	(C)	—	(C)	—
Total from investment operations	—	(C)	—	(C)	—	(C)	—	(C)	—	(C)	0.03
Net equalization credits and charges	—	—	—	—	(C)	—	—	(C)
Distributions
Net investment income	—	(C)	—	(C)	—	(C)	—	(C)	—	(C)	(0.03)
Total distributions	—	(C)	—	(C)	—	(C)	—	(C)	—	(C)	(0.03)
Net asset value
End of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return(D)	0.01	%(E)	0.03%	0.01%	0.01%	0.35%	2.84%
Net assets at end of period/year (000’s)	$281,281	$652,465	$17,612	$21,773	$34,119	$29,327
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.22	%(F),(G)	0.25	%(G)	0.19	%(G)	0.21	%(G)	0.45	%(G)	0.48%
Before reimbursement/waiver or recapture	0.47	%(F)	0.50%	0.55%	0.50%	0.53%	0.49%
Net investment income to average net assets	0.03	%(F)	0.03%	0.02%	0.01%	0.36%	2.89%

(A)	Effective November 30, 2009, all previously existing Class I shares were re-designated as Class I2 Shares.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.
(G)	Transamerica Asset Management, Inc. or any of its affiliates waive fees or reimburse expenses in order to avoid a negative yield. Refer to the notes to the financial statements for details.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Multi-Managed Balanced
	Class A
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010		October 31, 2009		October 31, 2008
Net asset value
Beginning of period/year	$22.15		$23.34	$21.40	$17.85		$16.44		$25.70
Investment operations
Net investment income(A)	0.12		0.26	0.25	0.52		0.28		0.28
Net realized and unrealized gain (loss)	1.77		1.94	1.94	3.55		2.47		(8.64)
Total from investment operations	1.89		2.20	2.19	4.07		2.75		(8.36)
Distributions
Net investment income	(0.14)		(0.31)	(0.25)	(0.52)		(0.31)		(0.24)
Net realized gains on investments	(0.78)		(3.08)	—	—		(1.03)		(0.66)
Total distributions	(0.92)		(3.39)	(0.25)	(0.52)		(1.34)		(0.90)
Net asset value
End of period/year	$23.12		$22.15	$23.34	$21.40		$17.85		$16.44
Total return(B)	8.85	%(C)	11.27%	10.26%	23.08%		18.43%		(33.55)%
Net assets end of period/year (000’s)	$138,357		$125,266	$107,146	$95,258		$60,279		$49,917
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.39	%(E)	1.47%	1.46%	1.56	%(D)	1.73	%(D)	1.52%
Before reimbursement/waiver or recapture	1.39	%(E)	1.43%	1.49%	1.56	%(D)	1.73	%(D)	1.52%
Net investment income to average net assets	1.08	%(E)	1.20%	1.09%	2.67%		1.72%		1.27%
Portfolio turnover rate	213	%(C)	153%	263%	99%		100%		52%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Includes extraordinary expenses. The impact of the extraordinary expenses was 0.01% and 0.02% for 2010 and 2009, respectively.
(E)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Multi-Managed Balanced
	Class B
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010		October 31, 2009		October 31, 2008
Net asset value
Beginning of period/year	$22.01		$23.23	$21.34	$17.79		$16.37		$25.58
Investment operations
Net investment income(A)	0.02		0.08	0.06	0.33		0.16		0.13
Net realized and unrealized gain (loss)	1.77		1.92	1.92	3.58		2.45		(8.58)
Total from investment operations	1.79		2.00	1.98	3.91		2.61		(8.45)
Distributions
Net investment income	(0.04)		(0.14)	(0.09)	(0.36)		(0.17)		(0.10)
Net realized gains on investments	(0.78)		(3.08)	—	—		(1.03)		(0.66)
Total distributions	(0.82)		(3.22)	(0.09)	(0.36)		(1.20)		(0.76)
Net asset value
End of period/year	$22.98		$22.01	$23.23	$21.34		$17.79		$16.37
Total return(B)	8.42	%(C)	10.30%	9.33%	22.15%		17.50%		(33.95)%
Net assets at end of period/year (000’s)	$8,777		$9,074	$9,996	$14,658		$17,787		$32,469
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	2.30	%(E)	2.33%	2.29%	2.34	%(D)	2.46	%(D)	2.15%
Before reimbursement/waiver or recapture	2.30	%(E)	2.29%	2.32%	2.34	%(D)	2.46	%(D)	2.15%
Net investment income to average net assets	0.20	%(E)	0.36%	0.25%	1.73%		1.02%		0.59%
Portfolio turnover rate	213	%(C)	153%	263%	99%		100%		52%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Includes extraordinary expenses. The impact of the extraordinary expenses was 0.01%.
(E)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Multi-Managed Balanced
	Class C
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010		October 31, 2009		October 31, 2008
Net asset value
Beginning of period/year	$21.85		$23.09	$21.20	$17.69		$16.30		$25.50
Investment operations
Net investment income(A)	0.05		0.13	0.13	0.40		0.18		0.15
Net realized and unrealized gain (loss)	1.75		1.92	1.91	3.53		2.46		(8.56)
Total from investment operations	1.80		2.05	2.04	3.93		2.64		(8.41)
Distributions
Net investment income	(0.07)		(0.21)	(0.15)	(0.42)		(0.22)		(0.13)
Net realized gains on investments	(0.78)		(3.08)	—	—		(1.03)		(0.66)
Total distributions	(0.85)		(3.29)	(0.15)	(0.42)		(1.25)		(0.79)
Net asset value
End of period/year	$22.80		$21.85	$23.09	$21.20		$17.69		$16.30
Total return(C)	8.54	%(B)	10.63%	9.63%	22.43%		17.80%		(33.92)%
Net assets at end of period/year (000’s)	$77,657		$62,789	$38,868	$24,194		$16,933		$17,719
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	2.01	%(D)	2.04%	2.03%	2.11	%(E)	2.27	%(E)	2.08%
Before reimbursement/waiver or recapture	2.01	%(D)	2.01%	2.05%	2.11	%(E)	2.27	%(E)	2.08%
Net investment income to average net assets	0.45	%(D)	0.61%	0.55%	2.09%		1.15%		0.69%
Portfolio turnover rate	213	%(B)	153%	263%	99%		100%		52%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Annualized.
(E)	Includes extraordinary expenses. The impact of the extraordinary expenses was 0.01% and 0.02% for 2010 and 2009, respectively.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Multi-Managed Balanced
	Class I
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010(A)
Net asset value
Beginning of period/year	$22.22		$23.40	$21.46	$18.49
Investment operations
Net investment income(B)	0.17		0.36	0.38	0.57
Net realized and unrealized gain	1.77		1.94	1.91	2.98
Total from investment operations	1.94		2.30	2.29	3.55
Distributions
Net investment income	(0.18)		(0.40)	(0.35)	(0.58)
Net realized gains on investments	(0.78)		(3.08)	—	—
Total distributions	(0.96)		(3.48)	(0.35)	(0.58)
Net asset value
End of period/year	$23.20		$22.22	$23.40	$21.46
Total return(C)	9.10	%(D)	11.76%	10.70%	19.52	%(D)
Net assets at end of period/year (000’s)	$174,983		$176,788	$12,086	$265
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.98	%(E)	0.99%	1.00%	1.46	%(E),(F)
Before reimbursement/waiver or recapture	0.98	%(E)	0.96%	1.01%	2.01	%(E),(F)
Net investment income to average net assets	1.50	%(E)	1.63%	1.61%	3.15	%(E)
Portfolio turnover rate	213	%(D)	153%	263%	99	%(D)

(A)	Commenced operations November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes extraordinary expenses. The impact of the extraordinary expenses was 0.01% and 0.02% for 2010 and 2009, respectively.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Short-Term Bond
	Class A
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008(A)
Net asset value
Beginning of period/year	$10.51		$10.33	$10.53	$10.26	$9.44	$10.00
Investment operations
Net investment income(B)	0.13		0.33	0.37	0.43	0.51	0.38
Net realized and unrealized gain (loss)	0.07		0.27	(0.16)	0.29	0.78	(0.54)
Total from investment operations	0.20		0.60	0.21	0.72	1.29	(0.16)
Distributions
Net investment income	(0.14)		(0.35)	(0.39)	(0.45)	(0.47)	(0.40)
Net realized gains on investments	(0.05)		(0.07)	(0.02)	—	—	—
Total distributions	(0.19)		(0.42)	(0.41)	(0.45)	(0.47)	(0.40)
Net asset value
End of period/year	$10.52		$10.51	$10.33	$10.53	$10.26	$9.44
Total return(C)	1.91	%(D)	5.95%	2.01%	7.15%	13.40%	(1.70	)%(D)
Net assets end of period/year (000’s)	$859,629		$793,493	$779,041	$856,959	$289,879	$5,663
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.82	%(E)	0.83%	0.82%	0.83%	0.91%	1.11	%(E)
Before reimbursement/waiver or recapture	0.87	%(E)	0.89%	0.92%	0.97%	1.09%	1.11	%(E)
Net investment income to average net assets	2.59	%(E)	3.22%	3.58%	4.16%	5.14%	3.92	%(E)
Portfolio turnover rate	39	%(D)	61%	51%	54%	77%	67	%(D)

(A)	Commenced operations November 1, 2007.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Short-Term Bond
	Class C
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008(A)
Net asset value
Beginning of period/year	$10.49		$10.31	$10.51	$10.24	$9.42	$10.00
Investment operations
Net investment income(B)	0.09		0.25	0.29	0.36	0.43	0.32
Net realized and unrealized gain (loss)	0.07		0.27	(0.17)	0.28	0.80	(0.55)
Total from investment operations	0.16		0.52	0.12	0.64	1.23	(0.23)
Distributions
Net investment income	(0.10)		(0.27)	(0.30)	(0.37)	(0.41)	(0.35)
Net realized gains on investments	(0.05)		(0.07)	(0.02)	—	—	—
Total distributions	(0.15)		(0.34)	(0.32)	(0.37)	(0.41)	(0.35)
Net asset value
End of period/year	$10.50		$10.49	$10.31	$10.51	$10.24	$9.42
Total return(C)	1.52	%(D)	5.15%	1.23%	6.32%	12.74%	(2.43	)%(D)
Net assets at end of period/year (000’s)	$882,945		$837,435	$846,464	$834,859	$317,130	$7,263
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.59	%(E)	1.59%	1.59%	1.59%	1.65%	1.76	%(E)
Before reimbursement/waiver or recapture	1.59	%(E)	1.59%	1.59%	1.63%	1.74%	1.76	%(E)
Net investment income to average net assets	1.82	%(E)	2.46%	2.81%	3.40%	4.38%	3.28	%(E)
Portfolio turnover rate	39	%(D)	61%	51%	54%	77%	67	%(D)

(A)	Commenced operations November 1, 2007.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Short-Term Bond
	Class I
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010(A)
Net asset value
Beginning of period/year	$10.33		$10.15	$10.35	$10.14
Investment operations
Net investment income(B)	0.14		0.35	0.38	0.39
Net realized and unrealized gain (loss)	0.06		0.26	(0.16)	0.24
Total from investment operations	0.20		0.61	0.22	0.63
Distributions
Net investment income	(0.15)		(0.36)	(0.40)	(0.42)
Net realized gains on investments	(0.05)		(0.07)	(0.02)	—
Total distributions	(0.20)		(0.43)	(0.42)	(0.42)
Net asset value
End of period/year	$10.33		$10.33	$10.15	$10.35
Total return(C)	1.92	%(D)	6.21%	2.16%	6.34	%(D)
Net assets at end of period/year (000’s)	$400,070		$368,296	$270,667	$198,461
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.62	%(E)	0.63%	0.64%	0.65	%(E)
Before reimbursement/waiver or recapture	0.62	%(E)	0.63%	0.64%	0.67	%(E)
Net investment income to average net assets	2.78	%(E)	3.40%	3.75%	4.17	%(E)
Portfolio turnover rate	39	%(D)	61%	51%	54	%(D)

(A)	Commenced operations November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period	Transamerica Short-Term Bond
	Class I2(A)
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$10.32		$10.14	$10.34	$10.08	$9.28	$9.82
Investment operations
Net investment income(B)	0.15		0.36	0.40	0.46	0.50	0.43
Net realized and unrealized gain (loss)	0.06		0.26	(0.17)	0.27	0.80	(0.54)
Total from investment operations	0.21		0.62	0.23	0.73	1.30	(0.11)
Distributions
Net investment income	(0.15)		(0.37)	(0.41)	(0.47)	(0.50)	(0.43)
Net realized gains on investments	(0.05)		(0.07)	(0.02)	—	—	—
Total distributions	(0.20)		(0.44)	(0.43)	(0.47)	(0.50)	(0.43)
Net asset value
End of period/year	$10.33		$10.32	$10.14	$10.34	$10.08	$9.28
Total return(C)	2.07	%(D)	6.31%	2.28%	7.37%	14.44%	(1.22)%
Net assets at end of period/year (000’s)	$1,646,253		$1,521,804	$924,917	$999,064	$710,660	$492,333
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.53	%(E)	0.53%	0.53%	0.53%	0.63%	0.68%
Before reimbursement/waiver or recapture	0.53	%(E)	0.53%	0.53%	0.58%	0.69%	0.68%
Net investment income to average net assets	2.89	%(E)	3.50%	3.87%	4.52%	5.14%	4.38%
Portfolio turnover rate	39	%(D)	61%	51%	54%	77%	67%

(A)	Effective November 30, 2009, all previously existing Class I shares were re-designated as Class I2 Shares.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Small Cap Growth
	Class A
	April 30, 2013 (unaudited)		October 31, 2012(A)
Net asset value
Beginning of period/year	$9.38		$10.00
Investment operations
Net investment loss(B)	(0.01)		(0.02)
Net realized and unrealized gain (loss)	1.03		(0.60)
Total from investment operations	1.02		(0.62)
Distributions
Net investment income	—	(C)	—
Total distributions	—	(C)	—
Net asset value
End of period/year	$10.40		$9.38
Total return(D)	10.89	%(E)	(6.20	)%(E)
Net assets end of period/year (000’s)	$319		$236
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.28	%(F)	1.45	%(F)
Before reimbursement/waiver or recapture	1.28	%(F)	1.52	%(F)
Net investment loss to average net assets	(0.24	)%(F)	(1.17	)%(F)
Portfolio turnover rate	41	%(E)	11	%(E)

(A)	Commenced operations August 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

For a share outstanding throughout each period	Transamerica Small Cap Growth
	Class C
	April 30, 2013 (unaudited)		October 31, 2012(A)
Net asset value
Beginning of period/year	$9.37		$10.00
Investment operations
Net investment loss(B)	(0.04)		(0.03)
Net realized and unrealized gain (loss)	1.02		(0.60)
Total from investment operations	0.98		(0.63)
Distributions
Net investment income	—	(C)	—
Total distributions	—	(C)	—
Net asset value
End of period/year	$10.35		$9.37
Total return(D)	10.46	%(E)	(6.30	)%(E)
Net assets at end of period/year (000’s)	$306		$234
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.95	%(F)	2.15	%(F)
Before reimbursement/waiver or recapture	1.95	%(F)	2.21	%(F)
Net investment loss to average net assets	(0.90	)%(F)	(1.89	)%(F)
Portfolio turnover rate	41	%(E)	11	%(E)

(A)	Commenced operations August 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Small Cap Growth
	Class I
	April 30, 2013 (unaudited)		October 31, 2012(A)
Net asset value
Beginning of period/year	$9.39		$10.00
Investment operations
Net investment income (loss)(B)	—	(C)	(0.01)
Net realized and unrealized gain (loss)	1.02		(0.60)
Total from investment operations	1.02		(0.61)
Distributions
Net investment income	(0.01)		—
Total distributions	(0.01)		—
Net asset value
End of period/year	$10.40		$9.39
Total return(E)	10.87	%(D)	(6.10	)%(D)
Net assets at end of period/year (000’s)	$301		$235
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.07	%(F)	1.15	%(F)
Before reimbursement/waiver or recapture	1.04	%(F)	1.31	%(F)
Net investment loss to average net assets	(0.02	)%(F)	(0.89	)%(F)
Portfolio turnover rate	41	%(D)	11	%(D)

(A)	Commenced operations August 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Not annualized.
(E)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(F)	Annualized.

For a share outstanding throughout each period	Transamerica Small Cap Growth
	Class I2
	April 30, 2013 (unaudited)		October 31, 2012(A)
Net asset value
Beginning of period/year	$9.39		$10.00
Investment operations
Net investment income (loss)(C)	—	(B)	(0.01)
Net realized and unrealized gain (loss)	1.03		(0.60)
Total from investment operations	1.03		(0.61)
Distributions
Net investment income	(0.01)		—
Total distributions	(0.01)		—
Net asset value
End of period/year	$10.41		$9.39
Total return(D)	10.99	%(E)	(6.10	)%(E)
Net assets at end of period/year (000’s)	$439,372		$239,395
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.93	%(F)	1.15	%(F)
Before reimbursement/waiver or recapture	0.93	%(F)	1.21	%(F)
Net investment income (loss) to average net assets	0.06	%(F)	(0.87	)%(F)
Portfolio turnover rate	41	%(E)	11	%(E)

(A)	Commenced operations August 31, 2012.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Calculated based on average number of shares outstanding.
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Small Cap Value
	Class A
	April 30, 2013 (unaudited)		October 31, 2012(A)
Net asset value
Beginning of period/year	$9.83		$10.00
Investment operations
Net investment income(B)	0.06		0.04
Net realized and unrealized gain (loss)	1.54		(0.21)
Total from investment operations	1.60		(0.17)
Distributions
Net investment income	(0.07)		—
Total distributions	(0.07)		—
Net asset value
End of period/year	$11.36		$9.83
Total return(C)	16.34	%(D)	(1.70	)%(D)
Net assets end of period/year (000’s)	$326		$268
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.45	%(E)	1.36	%(E)
Before reimbursement/waiver or recapture	2.37	%(E)	1.36	%(E)
Net investment income to average net assets	1.22	%(E)	0.91	%(E)
Portfolio turnover rate	23	%(D)	22	%(D)

(A)	Commenced operations April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period	Transamerica Small Cap Value
	Class C
	April 30, 2013 (unaudited)		October 31, 2012(A)
Net asset value
Beginning of period/year	$9.79		$10.00
Investment operations
Net investment income(B)	0.03		0.01
Net realized and unrealized gain (loss)	1.54		(0.22)
Total from investment operations	1.57		(0.21)
Distributions
Net investment income	(0.02)		—
Total distributions	(0.02)		—
Net asset value
End of period/year	$11.34		$9.79
Total return(C)	16.11	%(D)	(2.10	)%(D)
Net assets at end of period/year (000’s)	$383		$251
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.99	%(E)	2.04	%(E)
Before reimbursement/waiver or recapture	1.99	%(E)	2.04	%(E)
Net investment income to average net assets	0.66	%(E)	0.24	%(E)
Portfolio turnover rate	23	%(D)	22	%(D)

(A)	Commenced operations April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Small Cap Value
	Class I
	April 30, 2013 (unaudited)		October 31, 2012(A)
Net asset value
Beginning of period/year	$9.84		$10.00
Investment operations
Net investment income(B)	0.09		0.06
Net realized and unrealized gain (loss)	1.53		(0.22)
Total from investment operations	1.62		(0.16)
Distributions
Net investment income	(0.08)		—
Total distributions	(0.08)		—
Net asset value
End of period/year	$11.38		$9.84
Total return(C)	16.60	%(D)	(1.60	)%(D)
Net assets at end of period/year (000’s)	$447		$371
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.05	%(E)	1.12	%(E)
Before reimbursement/waiver or recapture	1.05	%(E)	1.12	%(E)
Net investment income to average net assets	1.63	%(E)	1.17	%(E)
Portfolio turnover rate	23	%(D)	22	%(D)

(A)	Commenced operations April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period	Transamerica Small Cap Value
	Class I2
	April 30, 2013 (unaudited)		October 31, 2012(A)
Net asset value
Beginning of period/year	$9.84		$10.00
Investment operations
Net investment income(B)	0.08		0.06
Net realized and unrealized gain (loss)	1.55		(0.22)
Total from investment operations	1.63		(0.16)
Distributions
Net investment income	(0.09)		—
Total distributions	(0.09)		—
Net asset value
End of period/year	$11.38		$9.84
Total return(C)	16.67	%(D)	(1.60	)%(D)
Net assets at end of period/year (000’s)	$603,716		$288,664
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.95	%(E)	1.01	%(E)
Before reimbursement/waiver or recapture	0.95	%(E)	1.01	%(E)
Net investment income to average net assets	1.61	%(E)	1.30	%(E)
Portfolio turnover rate	23	%(D)	22	%(D)

(A)	Commenced operations April 30, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Small/Mid Cap Value
Class A
April 30, 2013 (unaudited)	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$21.86	$20.65	$18.89	$14.72	$12.70	$23.78
Investment operations
Net investment income (loss)(A)	0.09	0.11	(0.06)	(0.02)	—	(B)	0.21
Net realized and unrealized gain (loss)	3.44	2.24	1.82	4.19	2.33	(8.64)
Total from investment operations	3.53	2.35	1.76	4.17	2.33	(8.43)
Distributions
Net investment income	(0.10)	—	(B)	—	—	(0.31)	(0.16)
Net realized gains on investments	—	(1.14)	—	—	—	(2.49)
Total distributions	(0.10)	(1.14)	—	—	(0.31)	(2.65)
Net asset value
End of period/year	$25.29	$21.86	$20.65	$18.89	$14.72	$12.70
Total return(C)	16.20	%(D)	12.28%	9.32%	28.33%	19.12%	(39.47)%
Net assets end of period/year (000’s)	$391,699	$332,085	$323,147	$283,240	$201,569	$199,210
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.38	%(E)	1.41%	1.43%	1.47%	1.59%	1.41%
Before reimbursement/waiver or recapture	1.38	%(E)	1.41%	1.43%	1.47%	1.59%	1.41%
Net investment income (loss) to average net asset	0.81	%(E)	0.50%	(0.27)%	(0.12)%	—	%(F)	1.18%
Portfolio turnover rate	49	%(D)	74%	174%	57%	101%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.
(F)	Rounds to less than 0.01% or (0.01)%.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Small/Mid Cap Value
Class B
April 30, 2013 (unaudited)	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$20.55	$19.60	$18.05	$14.16	$12.19	$22.89
Investment operations
Net investment income (loss)(A)	0.01	(0.03)	(0.20)	(0.12)	(0.08)	0.06
Net realized and unrealized gain (loss)	3.23	2.12	1.75	4.01	2.26	(8.27)
Total from investment operations	3.24	2.09	1.55	3.89	2.18	(8.21)
Distributions
Net investment income	—	—	(B)	—	—	(0.21)	—
Net realized gains on investments	—	(1.14)	—	—	—	(2.49)
Total distributions	—	(1.14)	—	—	(0.21)	(2.49)
Net asset value
End of period/year	$23.79	$20.55	$19.60	$18.05	$14.16	$12.19
Total return(C)	15.77	%(D)	11.58%	8.59%	27.47%	18.37%	(39.85)%
Net assets at end of period/year (000’s)	$30,869	$29,615	$33,830	$38,355	$34,573	$31,716
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	2.10	%(E)	2.08%	2.09%	2.12%	2.24%	2.07%
Before reimbursement/waiver or recapture	2.10	%(E)	2.08%	2.09%	2.12%	2.24%	2.07%
Net investment income (loss) to average net assets	0.10	%(E)	(0.16)%	(0.95)%	(0.74)%	(0.66)%	0.34%
Portfolio turnover rate	49	%(D)	74%	174%	57%	101%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Small/Mid Cap Value
Class C
April 30, 2013 (unaudited)	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$20.33	$19.40	$17.86	$14.00	$12.10	$22.81
Investment operations
Net investment income (loss)(A)	0.01	(0.02)	(0.18)	(0.12)	(0.08)	0.09
Net realized and unrealized gain (loss)	3.20	2.09	1.72	3.98	2.23	(8.24)
Total from investment operations	3.21	2.07	1.54	3.86	2.15	(8.15)
Distributions
Net investment income	—	—	(B)	—	—	(0.25)	(0.07)
Net realized gains on investments	—	(1.14)	—	—	—	(2.49)
Total distributions	—	(1.14)	—	—	(0.25)	(2.56)
Net asset value
End of period/year	$23.54	$20.33	$19.40	$17.86	$14.00	$12.10
Total return(C)	15.79	%(D)	11.60%	8.62%	27.57%	18.42%	(39.84)%
Net assets at end of period/year (000’s)	$231,250	$198,356	$181,765	$169,903	$115,960	$95,729
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	2.06	%(E)	2.04%	2.05%	2.07%	2.20%	2.04%
Before reimbursement/waiver or recapture	2.06	%(E)	2.04%	2.05%	2.07%	2.20%	2.04%
Net investment income (loss) to average net assets	0.13	%(E)	(0.13)%	(0.89)%	(0.73)%	(0.63)%	0.52%
Portfolio turnover rate	49	%(D)	74%	174%	57%	101%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Small/Mid Cap Value
Class I
April 30, 2013 (unaudited)	October 31, 2012	October 31, 2011	October 31, 2010(A)
Net asset value
Beginning of period/year	$22.38	$21.03	$19.15	$15.44
Investment operations
Net investment income (loss)(B)	0.14	0.20	0.05	(0.02)
Net realized and unrealized gain	3.52	2.29	1.83	3.73
Total from investment operations	3.66	2.49	1.88	3.71
Distributions
Net investment income	(0.20)	—	(C)	—	—
Net realized gains on investments	—	(1.14)	—	—
Total distributions	(0.20)	(1.14)	—	—
Net asset value
End of period/year	$25.84	$22.38	$21.03	$19.15
Total return(D)	16.45	%(E)	12.75%	9.82%	24.03	%(E)
Net assets at end of period/year (000’s)	$139,541	$105,664	$68,499	$40,346
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.99	%(F)	0.97%	1.00%	1.04	%(F)
Before reimbursement/waiver or recapture	0.99	%(F)	0.97%	1.00%	1.04	%(F)
Net investment income (loss) to average net assets	1.18	%(F)	0.93%	0.24%	(0.11	)%(F)
Portfolio turnover rate	49	%(E)	74%	174%	57	%(E)

(A)	Commenced operations November 30, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Small/Mid Cap Value
Class I2(A)
April 30, 2013 (unaudited)	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$22.41	$21.03	$19.13	$14.82	$12.81	$23.91
Investment operations
Net investment income(B)	0.15	0.22	0.06	0.08	0.11	0.30
Net realized and unrealized gain (loss)	3.52	2.30	1.84	4.23	2.31	(8.67)
Total from investment operations	3.67	2.52	1.90	4.31	2.42	(8.37)
Distributions
Net investment income	(0.22)	—	(C)	—	—	(0.41)	(0.24)
Net realized gains on investments	—	(1.14)	—	—	—	(2.49)
Total distributions	(0.22)	(1.14)	—	—	(0.41)	(2.73)
Net asset value
End of period/year	$25.86	$22.41	$21.03	$19.13	$14.82	$12.81
Total return(D)	16.48	%(E)	12.90%	9.93%	29.00%	19.85%	(39.11)%
Net assets at end of period/year (000’s)	$18,774	$15,545	$12,935	$15,893	$10,746	$214,351
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.89	%(F)	0.87%	0.88%	0.88%	0.91%	0.85%
Before reimbursement/waiver or recapture	0.89	%(F)	0.87%	0.88%	0.88%	0.91%	0.85%
Net investment income to average net assets	1.29	%(F)	1.03%	0.26%	0.47%	0.89%	1.58%
Portfolio turnover rate	49	%(E)	74%	174%	57%	101%	48%

(A)	Effective November 30, 2009, all previously existing Class I shares were re-designated as Class I2 Shares.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Tactical Allocation
	Class A		Class C		Class I
	April 30, 2013 (unaudited)(A)		April 30, 2013 (unaudited)(A)		April 30, 2013 (unaudited)(A)
Net asset value
Beginning of period/year	$10.00		$10.00		$10.00
Investment operations
Net investment income(B)	0.07		0.01		0.04
Net realized and unrealized gain	0.52		0.54		0.57
Total from investment operations	0.59		0.55		0.61
Distributions
Net investment income	(0.34)		(0.37)		(0.42)
Total distributions	(0.34)		(0.37)		(0.42)
Net asset value
End of period/year	$10.25		$10.18		$10.19
Total return(C)	6.03	%(D)	5.68	%(D)	6.28	%(D)
Net assets end of period/year (000’s)	$2,516		$2,517		$3,264
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.15	%(E)	1.84	%(E)	0.85	%(E)
Before reimbursement/waiver or recapture	5.60	%(E)	6.27	%(E)	5.30	%(E)
Net investment income to average net assets	1.50	%(E)	0.23	%(E)	0.88	%(E)
Portfolio turnover rate	192	%(D)	192	%(D)	192	%(D)

(A)	Commenced operations October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period and years ended:

For a share outstanding throughout each period	Transamerica Tactical Income
	Class A
	April 30, 2013 (unaudited)		October 31, 2012(A)
Net asset value
Beginning of period/year	$10.25		$10.00
Investment operations
Net investment income(B)	0.18		0.33
Net realized and unrealized gain	0.26		0.45
Total from investment operations	0.44		0.78
Distributions
Net investment income	(0.30)		(0.53)
Net realized gains on investments	(0.04)		—
Total distributions	(0.34)		(0.53)
Net asset value
End of period/year	$10.35		$10.25
Total return(C)	4.40	%(D)	8.02%
Net assets end of period/year (000’s)	$376,017		$254,763
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.88	%(E)	0.92%
Before reimbursement/waiver or recapture	0.92	%(E)	0.98%
Net investment income to average net assets	3.56	%(E)	3.27%
Portfolio turnover rate	89	%(D)	142%

(A)	Commenced operations October 31, 2011. Includes information from inception date of October 31, 2011 through period end.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period	Transamerica Tactical Income
	Class C
	April 30, 2013 (unaudited)		October 31, 2012(A)
Net asset value
Beginning of period/year	$10.22		$10.00
Investment operations
Net investment income(B)	0.14		0.25
Net realized and unrealized gain	0.25		0.46
Total from investment operations	0.39		0.71
Distributions
Net investment income	(0.26)		(0.49)
Net realized gains on investments	(0.04)		—
Total distributions	(0.30)		(0.49)
Net asset value
End of period/year	$10.31		$10.22
Total return(C)	3.93	%(D)	7.26%
Net assets at end of period/year (000’s)	$467,670		$279,728
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.64	%(E)	1.67%
Before reimbursement/waiver or recapture	1.63	%(E)	1.68%
Net investment income to average net assets	2.76	%(E)	2.48%
Portfolio turnover rate	89	%(D)	142%

(A)	Commenced operations October 31, 2011. Includes information from inception date of October 31, 2011 through period end.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period and years ended:

For a share outstanding throughout each period	Transamerica Tactical Income
	Class I
	April 30, 2013 (unaudited)		October 31, 2012(A)
Net asset value
Beginning of period/year	$10.26		$10.00
Investment operations
Net investment income(B)	0.19		0.37
Net realized and unrealized gain	0.25		0.44
Total from investment operations	0.44		0.81
Distributions
Net investment income	(0.31)		(0.55)
Net realized gains on investments	(0.04)		—
Total distributions	(0.35)		(0.55)
Net asset value
End of period/year	$10.35		$10.26
Total return(C)	4.41	%(D)	8.35%
Net assets at end of period/year (000’s)	$318,954		$240,339
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.67	%(E)	0.67%
Before reimbursement/waiver or recapture	0.65	%(E)	0.72%
Net investment income to average net assets	3.81	%(E)	3.61%
Portfolio turnover rate	89	%(D)	142%

(A)	Commenced operations October 31, 2011. Includes information from inception date of October 31, 2011 through period end.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

For a share outstanding throughout each period	Transamerica Tactical Rotation
	Class A		Class C		Class I
	April 30, 2013 (unaudited)(A)		April 30, 2013 (unaudited)(A)		April 30, 2013 (unaudited)(A)
Net asset value
Beginning of period/year	$10.00		$10.00		$10.00
Investment operations
Net investment income (loss)(B)	0.01		(0.02)		0.03
Net realized and unrealized gain	0.91		0.90		0.91
Total from investment operations	0.92		0.88		0.94
Distributions
Net investment income	(0.49)		(0.48)		(0.55)
Total distributions	(0.49)		(0.48)		(0.55)
Net asset value
End of period/year	$10.43		$10.40		$10.39
Total return(C)	9.61	%(D)	9.21	%(D)	9.86	%(D)
Net assets end of period/year (000’s)	$2,022		$1,266		$940
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.15	%(E)	1.85	%(E)	0.84	%(E)
Before reimbursement/waiver or recapture	10.18	%(E)	10.88	%(E)	9.89	%(E)
Net investment income to average net assets	0.29	%(E)	(0.37	)%(E)	0.69	%(E)
Portfolio turnover rate	189	%(D)	189	%(D)	189	%(D)

(A)	Commenced operations October 31, 2012.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS

At April 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Transamerica Enhanced Muni, Transamerica Income & Growth, Transamerica Tactical Allocation, and Transamerica Tactical Rotation commenced operations on October 31, 2012. Transamerica Dividend Focused and Transamerica International Small Cap Value commenced operations on January 4, 2013. Transamerica MLP & Energy Income commenced operations on April 30, 2013.

Transamerica Capital Growth, Transamerica Diversified Equity, Transamerica Dividend Focused, Transamerica Emerging Markets Debt, Transamerica Emerging Markets Equity, Transamerica Enhanced Muni, Transamerica Flexible Income, Transamerica Growth Opportunities, Transamerica High Yield Bond, Transamerica Income & Growth, Transamerica International Bond, Transamerica International Equity, Transamerica International Small Cap Value, Transamerica Large Cap Growth, Transamerica Large Cap Value, Transamerica MLP & Energy Income, Transamerica Money Market, Transamerica Multi-Managed Balanced, Transamerica Short-Term Bond, Transamerica Small Cap Growth, Transamerica Small Cap Value, Transamerica Small/Mid Cap Value, Transamerica Tactical Allocation, Transamerica Tactical Income and Transamerica Tactical Rotation (each, a “Fund” and collectively, the “Funds”) are series of the Trust.

Transamerica Emerging Markets Debt, Transamerica MLP & Energy Income and Transamerica International Bond are “non-diversified” funds, as defined under the 1940 Act.

Effective February 10, 2012, Class P shares of the following funds were converted into Class I shares: Transamerica High Yield Bond, Transamerica Money Market, Transamerica Capital Growth, Transamerica Growth Opportunities, Transamerica Multi-Managed Balanced, and Transamerica Diversified Equity. Effective March 1, 2012, Transamerica International Bond began offering three new classes of shares: Class A, Class C, and Class I.

Transamerica Diversified Equity has six classes of shares: Class A, Class B, Class C, Class I, Class I2, and Class T. Transamerica Capital Growth, Transamerica Flexible Income, Transamerica Growth Opportunities, Transamerica High Yield Bond, Transamerica Money Market, and Transamerica Small/Mid Cap Value currently have five classes of shares: Class A, Class B, Class C, Class I, and Class I2. Transamerica Multi-Managed Balanced currently has four classes of shares: Class A, Class B, Class C, and Class I. Transamerica Dividend Focused, Transamerica Income & Growth, Transamerica Emerging Markets Debt, Transamerica Emerging Markets Equity, Transamerica International Bond, Transamerica International Equity, Transamerica Large Cap Growth, Transamerica Large Cap Value, Transamerica MLP & Energy Income, Transamerica Short-Term Bond, Transamerica Small Cap Growth, and Transamerica Small Cap Value currently have four classes of shares: Class A, Class C, Class I, and Class I2. Transamerica Enhanced Muni, Transamerica Tactical Allocation, Transamerica Tactical Income, and Transamerica Tactical Rotation currently have three classes of shares: Class A, Class C, and Class I. Transamerica International Small Cap Value currently has two classes of shares: Class I and Class I2. Each of the above classes has a public offering price that reflects different sales charges, if any, and expense levels. Class B shares will convert to Class A shares eight years after purchase. Effective July 15, 2010, Class B shares of each Fund were no longer offered for purchase.

This report should be read in conjunction with the Funds’ current prospectuses, which contain additional information about the Funds including investment objectives and strategies.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

In preparing the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Funds to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of April 30, 2013. No individual fund has a significant holding in the Navigator.

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 1. (continued)

By lending securities, a Fund seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statements of Operations. Income from loaned securities in the Statements of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at April 30, 2013 are shown in the Schedules of Investments and Statements of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Foreign taxes: The Funds may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable when the related income or capital gains are earned, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds, with the exception of Transamerica Money Market (“Money Market”), enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at April 30, 2013 are listed in the Schedules of Investments.

Option contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. Funds purchase or write put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. Premiums paid for purchasing options or premiums received from writing options which expire are treated as realized losses or realized gains, respectively. Realized gains or losses are reflected in the realized gains or losses of investment securities in the Statements of Operations. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses.

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 1. (continued)

Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When a Fund writes a covered call or put option, the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in a Fund selling or buying a security or currency at a price different from the current market value.

Inflation-capped options: A Fund purchases or writes inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

Straddle swaption contracts: The Funds enter into straddle swaption contracts. A straddle swaption is an investment strategy that consists of two swaptions, each with a different underlying swap, wherein the holder buys both a payer and receiver option on the same floating rate. If the floating rate falls, the holder receives the fixed rate, and if the floating rate rises, the holder pays the fixed rate.

The underlying face amounts of open option and swaption contracts at April 30, 2013 are listed in the Schedules of Investments.

Transactions in written options were as follows:

Transamerica Multi Managed Balanced	Premiums	Contracts
Balance at October 31, 2012	$—	—
Sales	57,187	217
Closing Buys	(42,276)	(157)
Expirations	—	—
Exercised	—	—

Balance at April 30, 2013	$14,911	60

There were no transactions in written swaptions during the period ended April 30, 2013.

Futures contracts: The Funds are subject to equity and commodity price risks, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at April 30, 2013 are listed in the Schedules of Investments. The variation margin receivable or payable, as applicable, is included in the Statements of Assets and Liabilities.

Cash overdraft: Throughout the period, the Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statements of Assets and Liabilities. Expenses from cash overdrafts are included in Other in the Statements of Operations.

To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations. Open balances are included in the payable or receivable for investments purchase or sold in the Statement of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 1. (continued)

When-Issued, forward delivery securities and Delayed Delivery Settlements: The Funds may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed Delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian cash, U.S. Government securities or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into which may result in a realized gain or loss. When the Funds sell a security on a delayed delivery basis, the Funds do not participate in future gains and losses on the security.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from unrealized appreciation or depreciation on investments to interest receivable in the Statements of Assets and Liabilities.

The PIKs at April 30, 2013 are listed in the Schedules of Investments.

Restricted and illiquid securities: The Funds may invest in unregulated or otherwise restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at April 30, 2013 are listed in the Schedules of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Funds with broker/dealers with which Transamerica Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions paid by the Funds be used to pay expenses that would otherwise be borne by any other funds within Transamerica Funds, or by any other party.

Commissions recaptured for the period ended April 30, 2013, are included in net realized gain (loss) in the Statements of Operations and are summarized as follows:

Fund Name	Commissions
Transamerica Capital Growth	$39,231
Transamerica Diversified Equity	24
Transamerica Growth Opportunities	22,723
Transamerica International Equity	761
Transamerica International Small Cap Value	1,486
Transamerica Large Cap Growth	422
Transamerica Large Cap Value	37,682
Transamerica Multi-Managed Balanced	9,645
Transamerica Small Cap Growth	11,228
Transamerica Small Cap Value	121,696
Transamerica Small/Mid Cap Value	73,641

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 1. (continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trust (“REITs”): Dividend income related to a Real Estate Investment Trust is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class, based upon net assets. Each class bears its own specific expenses in addition to the non-class specific expenses.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Fair funds settlement: The Securities and Exchange Commission (“SEC”) had investigated several companies and found that there were some companies that conducted rapid in and out trading of mutual funds, known as market timing, through deceptive means. Through a SEC order the companies found to be market timing against mutual funds were required to pay amounts to compensate for the market timing activity. Amounts received as a result of the SEC order are included in the Statements of Changes in Net Assets.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc.‘s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Funds’ Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of portfolio investments. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 2. (continued)

that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities using significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each respective Fund’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized as Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 2. (continued)

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by TAM’s Valuation Committee under the supervision of the Funds’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models.

Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Funds’ investments, at April 30, 2013, is disclosed in the Valuation Summary of each Fund’s Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TAM, the Funds’ investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

AEGON USA Investment Management, LLC (“AUIM”) is both an affiliate and sub-adviser of Transamerica Flexible Income, Transamerica High Yield Bond, Transamerica Money Market, Transamerica Short-Term Bond, Transamerica Tactical Allocation, Transamerica Tactical Income, and Transamerica Tactical Rotation.

Transamerica Fund Services, Inc. (“TFS”) is the Funds’ administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee receives compensation from the Funds.

At the commencement of operations, TAM invested in the Funds. As of April 30, 2013, TAM had investments in the Funds as follows:

Fund Name	Market Value	% of Fund’s Net Assets
Transamerica Tactical Rotation
Class A	$274,031	6.48%
Class C	273,014	6.46
Class I	274,651	6.50

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 3. (continued)

The following schedule reflects the percentage of each Fund’s assets owned by affiliated investment companies at April 30, 2013:

Transamerica Capital Growth	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$14,250,934	2.11%
Transamerica Asset Allocation-Growth Portfolio	70,758,516	10.48
Transamerica Asset Allocation-Moderate Growth Portfolio	97,155,333	14.39
Transamerica Asset Allocation-Moderate Portfolio	46,278,251	6.86
Transamerica Asset Allocation-Conservative VP	37,342,376	5.53
Transamerica Asset Allocation-Growth VP	26,926,281	3.99
Transamerica Asset Allocation-Moderate Growth VP	137,186,093	20.33
Transamerica Asset Allocation-Moderate VP	60,417,239	8.95
Total	$490,315,023	72.64%
Transamerica Diversified Equity	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$49,663,709	3.25%
Transamerica Asset Allocation-Growth Portfolio	153,252,632	10.03
Transamerica Asset Allocation-Moderate Growth Portfolio	250,984,761	16.43
Transamerica Asset Allocation-Moderate Portfolio	164,904,753	10.80
Total	$618,805,855	40.51%
Transamerica Dividend Focused	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$42,620,921	4.21%
Transamerica Asset Allocation-Growth Portfolio	136,760,597	13.51
Transamerica Asset Allocation-Moderate Growth Portfolio	256,481,914	25.34
Transamerica Asset Allocation-Moderate Portfolio	127,864,658	12.63
Transamerica Asset Allocation-Conservative VP	10,753,821	1.06
Transamerica Asset Allocation-Growth VP	32,819,706	3.24
Transamerica Asset Allocation-Moderate Growth VP	224,722,187	22.20
Transamerica Asset Allocation-Moderate VP	161,390,353	15.95
Total	$993,414,157	98.14%

Transamerica Emerging Markets Debt	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$19,876,151	2.26%
Transamerica Asset Allocation-Moderate Growth Portfolio	17,400,355	1.97
Transamerica Asset Allocation-Moderate Portfolio	30,249,544	3.43
Transamerica Asset Allocation-Conservative VP	80,897,551	9.18
Transamerica Asset Allocation-Moderate Growth VP	171,682,442	19.48
Transamerica Asset Allocation-Moderate VP	213,045,741	24.18
Transamerica International Moderate Growth VP	8,868,282	1.01
Transamerica Multi-Manager Alternative Strategies Portfolio	42,745,940	4.85
Total	$584,766,006	66.36%
Transamerica Emerging Markets Equity	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$4,721,808	2.11%
Transamerica Asset Allocation-Growth Portfolio	25,292,388	11.29
Transamerica Asset Allocation-Moderate Growth Portfolio	31,860,773	14.22
Transamerica Asset Allocation-Moderate Portfolio	12,691,775	5.66
Transamerica Asset Allocation-Growth VP	25,715,367	11.48
Transamerica Asset Allocation-Moderate Growth VP	79,639,755	35.54
Transamerica Asset Allocation-Moderate VP	29,814,784	13.31
Transamerica Multi-Manager International Portfolio	10,525,500	4.70
Total	$220,262,150	98.31%
Transamerica Flexible Income	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$16,930,873	5.42%
Transamerica Asset Allocation-Moderate Portfolio	41,110,578	13.16
Total	$58,041,451	18.58%

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 3. (continued)

Transamerica Growth Opportunities	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$17,838,753	2.69%
Transamerica Asset Allocation-Growth Portfolio	46,679,663	7.04
Transamerica Asset Allocation-Moderate Growth Portfolio	97,589,704	14.71
Transamerica Asset Allocation-Moderate Portfolio	52,168,785	7.86
Transamerica Asset Allocation-Conservative VP	23,302,602	3.51
Transamerica Asset Allocation-Growth VP	14,510,881	2.19
Transamerica Asset Allocation-Moderate Growth VP	135,746,707	20.46
Transamerica Asset Allocation-Moderate VP	78,090,015	11.77
Total	$465,927,110	70.23%
Transamerica High Yield Bond	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$29,804,831	3.89%
Transamerica Asset Allocation-Moderate Growth Portfolio	41,767,324	5.45
Transamerica Asset Allocation-Moderate Portfolio	34,682,788	4.52
Transamerica Asset Allocation-Conservative VP	800,184	0.11
Transamerica Asset Allocation-Moderate Growth VP	25,229,482	3.29
Transamerica Asset Allocation-Moderate VP	24,954,052	3.25
Total	$157,238,661	20.51%
Transamerica Income & Growth	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative VP	$62,313,149	15.35%
Transamerica Asset Allocation-Moderate Growth VP	150,352,950	37.04
Transamerica Asset Allocation-Moderate VP	136,710,224	33.67
Transamerica International Moderate Growth VP	20,932,960	5.16
Total	$370,309,283	91.22%

Transamerica International Bond	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$9,932,990	5.63%
Transamerica Asset Allocation-Moderate Growth Portfolio	15,248,649	8.65
Transamerica Asset Allocation-Moderate Portfolio	22,380,261	12.69
Transamerica Asset Allocation-Conservative VP	23,564,529	13.37
Transamerica Asset Allocation-Moderate Growth VP	59,097,018	33.52
Transamerica Asset Allocation-Moderate VP	42,453,471	24.08
Total	$172,676,918	97.94%
Transamerica International Equity	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$2,656,937	0.65%
Transamerica Asset Allocation-Growth Portfolio	38,297,722	9.43
Transamerica Asset Allocation-Moderate Growth Portfolio	33,476,500	8.24
Transamerica Asset Allocation-Moderate Portfolio	12,024,466	2.96
Transamerica Asset Allocation-Conservative VP	1,054,603	0.26
Transamerica Asset Allocation-Growth VP	3,126,098	0.77
Transamerica Asset Allocation-Moderate Growth VP	51,676,542	12.73
Transamerica International Moderate Growth VP	68,788,010	16.94
Transamerica Multi-Manager Alternative Strategies Portfolio	8,070,141	1.99
Transamerica Multi-Manager International Portfolio	41,421,733	10.20
Total	$260,592,752	64.17%
Transamerica International Small Cap Value	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative VP	$6,241,857	3.91%
Transamerica Asset Allocation-Growth VP	4,094,586	2.57
Transamerica Asset Allocation-Moderate Growth VP	51,395,229	32.24
Transamerica Asset Allocation-Moderate VP	57,613,797	36.14
Transamerica International Moderate Growth VP	31,427,471	19.71
Transamerica Multi-Manager International Portfolio	7,162,662	4.49
Total	$157,935,602	99.06%

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 3. (continued)

Transamerica Large Cap Growth	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$3,310,531	1.59%
Transamerica Asset Allocation-Growth Portfolio	10,443,462	5.02
Transamerica Asset Allocation-Moderate Growth Portfolio	16,202,498	7.79
Transamerica Asset Allocation-Moderate Portfolio	10,073,583	4.85
Transamerica Asset Allocation-Conservative VP	37,718,785	18.14
Transamerica Asset Allocation-Growth VP	18,347,827	8.82
Transamerica Asset Allocation-Moderate Growth VP	110,565,163	53.17
Total	$206,661,849	99.38%
Transamerica Large Cap Value	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$61,161,178	3.68%
Transamerica Asset Allocation-Growth Portfolio	220,850,289	13.30
Transamerica Asset Allocation-Moderate Growth Portfolio	369,663,452	22.26
Transamerica Asset Allocation-Moderate Portfolio	190,730,476	11.48
Transamerica Asset Allocation-Conservative VP	46,092,603	2.77
Transamerica Asset Allocation-Growth VP	118,964,617	7.16
Transamerica Asset Allocation-Moderate Growth VP	382,446,009	23.03
Transamerica Asset Allocation-Moderate VP	236,262,822	14.23
Total	$1,626,171,446	97.91%
Transamerica MLP Energy & Income	Market Value	% of Net Assets
Transamerica Multi-Manager Alternative Strategies Portfolio	$30,000,000	97.56%
Total	$30,000,000	97.56%

Transamerica Money Market	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$4,780,347	1.11%
Transamerica Asset Allocation-Growth Portfolio	60,267	0.01
Transamerica Asset Allocation-Moderate Portfolio	3,408,896	0.79
Transamerica Asset Allocation-Conservative VP	205,947,108	47.82
Transamerica Asset Allocation-Growth VP	3,911	0.00	(A)
Transamerica Asset Allocation-Moderate Growth VP	1,031,784	0.24
Transamerica Asset Allocation-Moderate VP	60,533,126	14.05
Transamerica International Moderate Growth VP	21,062	0.01
Transamerica Multi-Manager Alternative Strategies Portfolio	1,721,131	0.40
Total	$277,507,632	64.43%

(A)	Percentage rounds to less than 0.01%

Transamerica Short-Term Bond	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$87,618,100	2.31%
Transamerica Asset Allocation-Moderate Growth Portfolio	67,723	0.00	(A)
Transamerica Asset Allocation-Moderate Portfolio	128,927,697	3.40
Transamerica Asset Allocation-Conservative VP	361,400,290	9.54
Transamerica Asset Allocation-Moderate Growth VP	200,265,219	5.29
Transamerica Asset Allocation-Moderate VP	739,519,722	19.52
Transamerica International Moderate Growth VP	44,723,507	1.18
Transamerica Multi-Manager Alternative Strategies Portfolio	69,060,467	1.82
Total	$1,631,582,725	43.06%

(A)	Percentage rounds to less than 0.01%

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 3. (continued)

Transamerica Small Cap Growth	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$8,771,047	1.99%
Transamerica Asset Allocation-Growth Portfolio	29,317,324	6.66
Transamerica Asset Allocation-Moderate Growth Portfolio	27,100,800	6.16
Transamerica Asset Allocation-Moderate Portfolio	16,885,223	3.83
Transamerica Asset Allocation-Conservative VP	50,650,788	11.50
Transamerica Asset Allocation-Growth VP	35,887,583	8.15
Transamerica Asset Allocation-Moderate Growth VP	112,880,741	25.64
Transamerica Asset Allocation-Moderate VP	152,642,759	34.67
Total	$434,136,265	98.60%

Transamerica Small Cap Value	Market Value	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$5,024,710	0.83%
Transamerica Asset Allocation-Growth Portfolio	32,095,727	5.31
Transamerica Asset Allocation-Moderate Growth Portfolio	42,408,682	7.01
Transamerica Asset Allocation-Moderate Portfolio	25,796,213	4.26
Transamerica Asset Allocation-Conservative VP	80,779,577	13.35
Transamerica Asset Allocation-Growth VP	41,115,725	6.80
Transamerica Asset Allocation-Moderate Growth VP	161,417,501	26.69
Transamerica Asset Allocation-Moderate VP	209,046,013	34.56
Total	$597,684,148	98.81%

Investment advisory fees: The Funds pay management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints and/or rates:

Fund Name/Breakpoint	Rate
Transamerica Capital Growth
First $500 million	0.800%
Over $500 million	0.675
Transamerica Diversified Equity
First $500 million	0.730%
Over $500 million up to $2.5 billion	0.700
Over $2.5 billion	0.650
Transamerica Dividend Focused
First $200 million	0.750%
Over $200 million up to $500 million	0.650
Over $500 million	0.600
Transamerica Emerging Markets Debt
First $400 million	0.600%
Over $400 million	0.580
Transamerica Emerging Markets Equity
First $250 million	0.950%
Over $250 million up to $500 million	0.930
Over $500 million	0.900
Transamerica Enhanced Muni
First $150 million	0.440%
Over $150 million up to $350 million	0.420
Over $350 million up to $650 million	0.410
Over $650 million up to $1 billion	0.390
Over $1 billion	0.360
Transamerica Flexible Income
First $250 million	0.475%
Over $250 million up to $350 million	0.425
Over $350 million	0.400
Transamerica Growth Opportunities
First $250 million	0.800%
Over $250 million up to $500 million	0.750
Over $500 million	0.700

Fund Name/Breakpoint	Rate
Transamerica High Yield Bond
First $400 million	0.590%
Over $400 million up to $750 million	0.575
Over $750 million	0.550
Transamerica Income & Growth
First $500 million	0.670%
Over $500 million up to $1 billion	0.650
Over $1 billion up to $1.5 billion	0.630
Over $1.5 billion	0.600
Transamerica International Bond
First $100 million	0.550%
Over $100 million up to $250 million	0.520
Over $250 million up to $500 million	0.510
Over $500 million up to $1 billion	0.500
Over $1 billion	0.470
Transamerica International Equity
First $250 million	0.800%
Over $250 million up to $500 million	0.750
Over $500 million up to $1 billion	0.725
Over $1 billion	0.700
Transamerica International Small Cap Value
First $300 million	0.925%
Over $300 million up to $750 million	0.900
Over $750 million	0.850
Transamerica Large Cap Growth
First $250 million	0.675%
Over $250 million up to $1 billion	0.650
Over $1 billion	0.600
Transamerica Large Cap Value
First $750 million	0.650%
Over $750 million up to $1 billion	0.620
Over $1 billion	0.600

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 3. (continued)

Fund Name/Breakpoint	Rate
Transamerica MLP & Energy Income
First $250 million	1.100%
Over $250 million up to $500 million	1.050
Over $500 million up to $1 billion	0.980
Over $1 billion up to $2 billion	0.880
Over $2 billion	0.820
Transamerica Money Market
ANA	0.400%
Transamerica Multi-Managed Balanced
First $500 million	0.750%
Over $500 million up to $1 billion	0.650
Over $1 billion	0.600
Transamerica Short-Term Bond
First $250 million	0.550%
Over $250 million up to $500 million	0.500
Over $500 million up to $1 billion	0.475
Over $1 billion	0.450
Transamerica Small Cap Growth
First $300 million	0.840%
Over $300 million	0.800
Transamerica Small Cap Value
First $250 million	0.860%
Over $250 million	0.840

Fund Name/Breakpoint	Rate
Transamerica Small/Mid Cap Value
First $500 million	0.800%
Over $500 million	0.750
Transamerica Tactical Allocation
First $250 million	0.550%
Over $250 million up to $500 million	0.540
Over $500 million up to $1.5 billion	0.530
Over $1.5 billion up to $2.5 billion	0.520
Over $2.5 billion	0.510
Transamerica Tactical Income
First $1 billion	0.470%
Over $1 billion up to $2 billion	0.450
Over $2 billion	0.430
Transamerica Tactical Rotation
First $250 million	0.550%
Over $250 million up to $500 million	0.540
Over $500 million up to $1.5 billion	0.530
Over $1.5 billion up to $2.5 billion	0.520
Over $2.5 billion	0.510

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual limit:

Fund Name	Expense Limit	Maximum Operating Expense Limit Effective Through
Transamerica Capital Growth	1.20%	March 1, 2014
Transamerica Diversified Equity	1.17	March 1, 2014
Transamerica Dividend Focused	0.90	March 1, 2014
Transamerica Emerging Markets Debt	1.00	March 1, 2014
Transamerica Emerging Markets Equity	1.60	March 1, 2014
Transamerica Enhanced Muni	0.71	March 1, 2014
Transamerica Flexible Income	1.00	March 1, 2014
Transamerica Growth Opportunities	1.40	March 1, 2014
Transamerica High Yield Bond	0.95	March 1, 2014
Transamerica Income & Growth	0.93	March 1, 2014
Transamerica International Bond	0.75	March 1, 2014
Transamerica International Equity	1.15	March 1, 2014
Transamerica International Small Cap Value	1.22	March 1, 2014
Transamerica Large Cap Growth	0.95	March 1, 2014
Transamerica Large Cap Value	1.00	March 1, 2014
Transamerica MLP & Energy Income	1.35	April 30, 2014
Transamerica Money Market	0.48	March 1, 2014
Transamerica Multi-Managed Balanced	1.45	March 1, 2014
Transamerica Short Term Bond	0.85	March 1, 2014
Transamerica Small Cap Growth	1.15	March 1, 2014
Transamerica Small Cap Value	1.15	March 1, 2014
Transamerica Small/Mid Cap Value	1.25	March 1, 2014
Transamerica Tactical Allocation	0.85	March 1, 2014
Transamerica Tactical Income	0.67	March 1, 2014
Transamerica Tactical Rotation	0.85	March 1, 2014

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 3. (continued)

TAM is entitled to reimbursement by the Fund of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Fund operating expenses are less than the stated annual limit.

Amounts recaptured by TAM during the period ended April 30, 2013 were as follows:

Fund Name	Recaptured Amount
Transamerica Capital Growth
Class A	$18,884
Transamerica Emerging Markets Equity
Class I	5
Transamerica International Equity
Class A	514
Transamerica Large Cap Growth
Class A	12
Class I	70
Transamerica Small Cap Growth
Fund Level	15,175
Class A	7
Class C	4
Class I	41
Class I2	2,031
Transamerica Tactical Income
Class A	10,108
Class C	13,363
Class I	26,301

The following amounts were available for recapture as of April 30, 2013:

Fund Name/Class	Amount Available	Year Reimbursed	Available Through
Transamerica Capital Growth
Class A	$32,173	2011	10/31/2013
Class B	23,422	2011	10/31/2013
	8,848	2012	10/31/2014
Transamerica Diversified Equity
Class B	9,089	2011	10/31/2013
	3,964	2012	10/31/2014
Class C	11,342	2011	10/31/2013
Transamerica International Bond
Class A	101	2012	10/31/2014
Class C	80	2012	10/31/2014
Class I	79	2012	10/31/2014
Transamerica Money Market
Core	749,438	2011	10/31/2013
	660,711	2012	10/31/2014
Class A	783,122	2011	10/31/2013
	644,410	2012	10/31/2014
Class B	212,544	2011	10/31/2013
	154,330	2012	10/31/2014
Class C	375,988	2011	10/31/2013
	366,795	2012	10/31/2014
Class I	1,685	2011	10/31/2013
	41,647	2012	10/31/2014
Class I2	1,468	2011	10/31/2013
	1,218	2012	10/31/2014
Transamerica Tactical Income
Class I	17,847	2012	10/31/2014

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 3. (continued)

In addition to the advisory fee waiver for Transamerica Money Market, TAM or any of its affiliates waive fees or reimburse expenses of one or more classes of Transamerica Money Market in order to avoid a negative yield. At any point in which Transamerica Money Market, or any classes thereof, achieves a positive yield, the expenses previously waived or reimbursed within the succeeding 36 months pursuant to this paragraph may be reimbursed to TAM, to the extent that such reimbursement does not cause classes of Transamerica Money Market to experience a negative yield. Waived expenses related to the maintenance of the yield are included in the Statements of Operations, within the class expense (reimbursed). As of the period ended April 30, 2013 and the year ended October 31, 2012, the amounts waived were as follows:

Fund/Class	2013 Amount Waived ($)	2013 Amount Waived (Basis Point)	2012 Amount Waived ($)	2012 Amount Waived (Basis Point)
Fund Level	$1,067,414	25	$577,116	23
Class A	135,747	29	294,159	29
Class B	41,757	99	115,464	97
Class C	139,557	99	315,371	97

Distribution and service fees: The Funds have 12b-1 distribution plans under the 1940 Act pursuant to which an annual fee, based on ANA, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Funds. Pursuant to the distribution plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor. The Funds are authorized under the 12b-1 plans to pay fees on each class up to the following limits: 0.30% for Class A, 1.00% for Class B, and 1.00% for Class C. 12b-1 fees are not applicable for Class I, Class I2, and Class T. TAM has contractually agreed to waive 0.05% of 12b-1 fees on Class A shares of Transamerica Flexible Income, Transamerica Short-Term Bond, and Transamerica Tactical Income through March 1, 2014. TAM has contractually agreed to waive 0.15% and 0.25% of 12b-1 fees on Class A shares and Class C shares, respectively, of Transamerica Enhanced Muni through March 1, 2014.

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Class B, Class C, and certain Class A share redemptions. For the period ended April 30, 2013, the underwriter commissions were as follows:

Transamerica Capital Growth
Received by Underwriter	$85,683
Retained by Underwriter	13,047
Contingent Deferred Sales Charge	24,686
Transamerica Diversified Equity
Received by Underwriter	$101,608
Retained by Underwriter	15,241
Contingent Deferred Sales Charge	13,358
Transamerica Dividend Focused
Received by Underwriter	$398
Retained by Underwriter	58
Contingent Deferred Sales Charge	—
Transamerica Emerging Markets Debt
Received by Underwriter	$273,270
Retained by Underwriter	47,419
Contingent Deferred Sales Charge	12,067
Transamerica Emerging Markets Equity
Received by Underwriter	$322
Retained by Underwriter	45
Contingent Deferred Sales Charge	117
Transamerica Enhanced Muni
Received by Underwriter	$32,759
Retained by Underwriter	8,682
Contingent Deferred Sales Charge	—
Transamerica Flexible Income
Received by Underwriter	$126,653
Retained by Underwriter	23,378
Contingent Deferred Sales Charge	25,728

Transamerica Growth Opportunities
Received by Underwriter	$20,434
Retained by Underwriter	3,071
Contingent Deferred Sales Charge	2,329
Transamerica High Yield Bond
Received by Underwriter	$266,256
Retained by Underwriter	49,555
Contingent Deferred Sales Charge	28,230
Transamerica Income & Growth
Received by Underwriter	$76,011
Retained by Underwriter	11,658
Contingent Deferred Sales Charge	186
Transamerica International Bond
Received by Underwriter	$687
Retained by Underwriter	122
Contingent Deferred Sales Charge	—
Transamerica International Equity
Received by Underwriter	$22,251
Retained by Underwriter	3,404
Contingent Deferred Sales Charge	895
Transamerica Large Cap Growth
Received by Underwriter	$2,805
Retained by Underwriter	414
Contingent Deferred Sales Charge	—
Transamerica Large Cap Value
Received by Underwriter	$5,412
Retained by Underwriter	847
Contingent Deferred Sales Charge	3,000

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 3. (continued)

Transamerica Money Market
Received by Underwriter	$—
Retained by Underwriter	—
Contingent Deferred Sales Charge	13,095
Transamerica Multi-Managed Balanced
Received by Underwriter	$244,917
Retained by Underwriter	37,250
Contingent Deferred Sales Charge	10,203
Transamerica Short-Term Bond
Received by Underwriter	$394,935
Retained by Underwriter	80,151
Contingent Deferred Sales Charge	123,740
Transamerica Small Cap Growth
Received by Underwriter	$296
Retained by Underwriter	48
Contingent Deferred Sales Charge	—
Transamerica Small Cap Value
Received by Underwriter	$145
Retained by Underwriter	22
Contingent Deferred Sales Charge	38

Transamerica Small/Mid Cap Value
Received by Underwriter	$278,488
Retained by Underwriter	41,855
Contingent Deferred Sales Charge	17,128
Transamerica Tactical Allocation
Received by Underwriter	$62,878
Retained by Underwriter	9,689
Contingent Deferred Sales Charge	—
Transamerica Tactical Income
Received by Underwriter	$2,481,197
Retained by Underwriter	459,206
Contingent Deferred Sales Charge	65,960
Transamerica Tactical Rotation
Received by Underwriter	$32,180
Retained by Underwriter	4,753
Contingent Deferred Sales Charge	—

Administrative services: The Funds have entered into an agreement with TFS for financial and legal fund administration services. The Funds pay TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are for fees paid to external legal counsel.

Transfer agent fees: Pursuant to a Transfer Agency Agreement, as amended, the Funds pay TFS a fee for providing transfer agent services as follows:

Class A, B, C & T*
Open Account	$21.00
Closed Account	1.50

Class I*
Open Direct Account	$21.00
Open Networked Account	8.00
Closed Account	1.50
Sub-Transfer Agent and Omnibus Intermediary Fees	10 bps

Class I2
Open Account	0.75 bps
Closed Account	N/A

*	Applicable out-of pocket expenses, including, but not limited to, quarterly shareholder statements and postage, will be charged directly to the Funds.

bps	- Basis Points. A basis point is a unit equal to 1/100th of 1%, and is commonly used to denote the change in a financial instrument.

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 3. (continued)

Fees paid and the amounts due to TFS for the period ended April 30, 2013 are as follows:

Fund Name	Fees Paid to TFS	Fees Due to TFS
Transamerica Capital Growth	$148,272	$27,964
Transamerica Diversified Equity	856,890	153,639
Transamerica Dividend Focused	11	(7)
Transamerica Emerging Markets Debt	71,433	12,981
Transamerica Emerging Markets Equity	461	92
Transamerica Enhanced Muni	417	76
Transamerica Flexible Income	80,773	9,269
Transamerica Growth Opportunities	227,772	40,628
Transamerica High Yield Bond	151,622	18,697
Transamerica Income & Growth	1,274	(41)
Transamerica International Bond	361	62
Transamerica International Equity	12,394	1,365
Transamerica International Small Cap Value	9	(2)
Transamerica Large Cap Growth	624	111
Transamerica Large Cap Value	3,741	991
Transamerica Money Market	208,921	37,091
Transamerica Multi-Managed Balanced	200,348	25,377
Transamerica Short-Term Bond	484,142	59,281
Transamerica Small Cap Growth	130	18
Transamerica Small Cap Value	1,710	66
Transamerica Small/Mid Cap Value	567,470	71,021
Transamerica Tactical Allocation	1,057	212
Transamerica Tactical Income	279,251	50,832
Transamerica Tactical Rotation	720	147

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

Brokerage commissions: The Funds incurred brokerage commissions on security transactions placed with affiliates of the adviser or sub-adviser for the period ended April 30, 2013 as follows:

Fund Name	Commissions
Transamerica Capital Growth	$769
Transamerica Growth Opportunities	1,160

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2013 were as follows:

	Purchases of securities:		Proceeds from maturities and sales of securities:
Fund Name	Long-term	U.S. Government	Long-term	U.S. Government
Transamerica Capital Growth	$94,640,099	$—	$237,888,956	$—
Transamerica Diversified Equity	424,688,440	—	506,364,493	—
Transamerica Dividend Focused	905,866,675	—	45,679,308	—
Transamerica Emerging Markets Debt	1,410,811,075	—	1,156,868,337	—
Transamerica Emerging Markets Equity	157,854,978	—	56,037,244	—
Transamerica Enhanced Muni	14,451,393	—	2,465,113	—
Transamerica Flexible Income	53,227,658	5,869,334	38,762,391	46,807,344
Transamerica Growth Opportunities	133,548,432	—	177,652,143	—

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 4. (continued)

	Purchases of securities:		Proceeds from maturities and sales of securities:
Fund Name	Long-term	U.S. Government	Long-term	U.S. Government
Transamerica High Yield Bond	$263,178,085	$—	$211,910,487	$—
Transamerica Income & Growth	390,757,243	—	15,512,285	—
Transamerica International Bond	26,483,320	—	39,673,777	—
Transamerica International Equity	138,848,855	—	42,434,179	—
Transamerica International Small Cap Value	151,793,331	—	5,339,434	—
Transamerica Large Cap Growth	68,207,655	—	15,542,749	—
Transamerica Large Cap Value	1,033,732,742	—	880,925,926	—
Transamerica Multi-Managed Balanced	146,600,506	648,473,832	148,447,359	650,899,511
Transamerica Short-Term Bond	1,608,738,607	—	1,442,900,623	8,848
Transamerica Small Cap Growth	293,796,766	—	122,638,661	—
Transamerica Small Cap Value	331,726,593	—	88,450,691	—
Transamerica Small/Mid Cap Value	377,022,936	—	357,219,127	—
Transamerica Tactical Allocation	16,905,357	—	8,999,133	—
Transamerica Tactical Income	1,217,301,577	—	852,084,656	—
Transamerica Tactical Rotation	8,051,190	—	4,167,990	—

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

Transamerica Emerging Markets Debt:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of forward foreign currency contracts held averaged 16 throughout the period, with an overall decrease from 17 contracts at the beginning of the period to 11 contracts at the end of period. The tables below highlight the types of risks associated with the Fund and how the aforementioned derivative instruments are used to mitigate such risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of April 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts
Asset Derivatives
Unrealized appreciation on forward foreign currency contracts	$120,513
Liability Derivatives
Unrealized depreciation on forward foreign currency contracts	(407,472)
Total	$(286,959)

Effect of Derivative Instruments in the Statement of Operations for the period ended April 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain on forward foreign currency contracts(A)	$631,869
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions(B)	(687,866)
Total	$(55,997)

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 5. (continued)

(A)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(B)	Included within Net change in unrealized appreciation (depreciation) on Translation of the assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica International Bond:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of futures contracts held increased during the period, starting at 7 contracts and ending at 10 contracts. The volume of forward foreign currency contracts held averaged 105 throughout the period, with an overall increase from 38 contracts at the beginning of the period to 57 contracts at the end of the period. The tables below highlight the types of risks associated with the Fund and how the aforementioned derivative instruments are used to mitigate such risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of April 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Total
Asset Derivatives
Unrealized appreciation on futures contracts(A)	$310,469	$—	$310,469
Unrealized appreciation on forward foreign currency contracts	—	490,388	490,388
Liability Derivatives
Unrealized depreciation on futures contracts(A)	(457,713)	—	(457,713)
Unrealized depreciation on forward foreign currency contracts	—	(1,949,298)	(1,949,298)
Total	$(147,244)	$(1,458,910)	$(1,606,154)

(A)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the period ended April 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized loss on futures contracts	$(152,485)	$—	$(152,485)
Net realized loss on forward foreign currency contracts(B)	—	(8,769,279)	(8,769,279)
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	(216,152)	—	(216,152)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions(C)	—	(87,340)	(87,340)
Total	$(368,637)	$(8,856,619)	$(9,225,256)

(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(C)	Included within Net change in unrealized appreciation (depreciation) on Translation of the assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 5. (continued)

Transamerica Multi-Managed Balanced:

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of futures contracts held throughout the period decreased, starting with 9 contracts and ending with 6 contracts. The volume of forward foreign currency contracts held averaged 4 contracts throughout the period with no change from the previous period, starting with 2 contracts and ending with 2 contracts. The volume of purchased and written options held increased during the period, both starting at 0 contracts and ending at 2 and 1 contracts, respectively, at the end of the period. The tables below highlight the types of risks associated with the Fund and how the aforementioned derivative instruments are used to mitigate such risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of April 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Total
Asset Derivatives
Unrealized appreciation on futures contracts (A)	$458,418	$—	$458,418
Unrealized appreciation on purchased options	9,688	—	9,688
Liability Derivatives
Unrealized depreciation on futures contracts(A)	(98,282)	—	(98,282)
Unrealized appreciation on written options	(3,000)	—	(3,000)
Unrealized depreciation on forward foreign currency contracts	—	(15,495)	(15,495)
Total	$366,824	$(15,495)	$351,329

(A)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the period ended April 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain on futures contracts	$72,209	$—	$72,209
Net realized gain on purchased options(B)	3,623	—	3,623
Net realized loss on written options	(24,027)	—	(24,027)
Net realized gain on forward foreign currency contracts(C)	—	17,662	17,662
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	471,427	—	471,427
Net change in unrealized appreciation (depreciation) on purchased options(D)	(20,931)	—	(20,931)
Net change in unrealized appreciation (depreciation) on written options	11,911	—	11,911
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions(E)	—	(81,889)	(81,889)
Total	$514,212	$(64,227)	$449,985

(B)	Included within Net realized gain (loss) on transactions from Investment securities.
(C)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(D)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(E)	Included within Net change in unrealized appreciation (depreciation) on Translation of the assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts.

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 5. (continued)

Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Funds have not made any provision for federal income or excise taxes due to its policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Funds’ tax provisions taken or expected to be taken for all open tax years 2009-2012, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, and capital loss carryforwards.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. In January 2013, the FASB issued further authoritative guidance clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This information will enable users of the Funds’ financial statements to evaluate the effect or potential effect of netting arrangements on the Funds’ financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual years beginning on or after January 1, 2013.

Transamerica Dividend Focused and Transamerica International Small Cap Value adopted the enhanced disclosures related to financial instruments and derivative instruments effective with their commencement of operations on January 4, 2013.

Management is currently evaluating the implication of the additional disclosure requirements and its impact on the remaining Funds’ financial statements.

NOTE 8. REORGANIZATION

Transamerica Diversified Equity:

On February 10, 2012, Transamerica Diversified Equity (formerly, Transamerica WMC Diversified Equity) acquired all of the net assets of Transamerica WMC Diversified Growth pursuant to a Plan of Reorganization. Transamerica Diversified Equity is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 76,146 shares of Transamerica Diversified Equity for 100,301 shares of Transamerica WMC Diversified Growth outstanding on February 10, 2012. Transamerica WMC Diversified Growth’s net assets at that date, $1,077,266, including $208,961 unrealized appreciation, were combined with those of Transamerica Diversified Equity. The aggregate net assets of Transamerica Diversified Equity immediately before the acquisition were $592,948; the combine net assets of Transamerica Diversified Equity immediately after the acquisition were $1,670,214. Shares issued with the acquisition were as follows:

Transamerica WMC Diversified Growth

Class	Shares	Amount
A	28,762	$387,425
B	1,572	21,028
C	2,536	33,859
I	12,839	174,606
I2	27,327	371,097
T	3,110	89,251

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 8. (continued)

The exchange ratios of the reorganization for the Fund is as follows (Transamerica Diversified Equity shares issuable/Transamerica WMC Diversified Growth):

Transamerica WMC Diversified Growth

Classes	Exchange Ratio
A	0.75
B	0.69
C	0.70
I	0.74
I2	0.77
T	1.00

Assuming the reorganization had been completed on November 1, 2011, the beginning of the annual reporting period of the Fund, the Fund’s pro forma result of operations for the year ended October 31, 2012 are as follows:

Net investment income	$6,820
Net realized and unrealized gain	111,077
Net increase in net assets resulting from operations	117,897

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of Transamerica WMC Diversified Growth that have been included on the Fund’s Statement of Operations since February 10, 2012.

Transamerica Growth Opportunities:

On February 10, 2012, Transamerica Growth Opportunities (formerly, Transamerica Morgan Stanley Growth Opportunities) acquired all of the net assets of Transamerica Morgan Stanley Mid-Cap Growth pursuant to a Plan of Reorganization. Transamerica Growth Opportunities is the accounting survivor. The purpose of the transaction was to achieve a more cohesive, focused, and streamlined fund complex. The acquisition was accomplished by a tax-free exchange of 29,633 shares of Transamerica Growth Opportunities for 24,617 shares of Transamerica Morgan Stanley Mid-Cap Growth outstanding on February 10, 2012. Transamerica Morgan Stanley Mid-Cap Growth’s net assets at that date, $274,998, including $54,483 unrealized appreciation, were combined with those of Transamerica Growth Opportunities. The aggregate net assets of Transamerica Growth Opportunities immediately before the acquisition were $348,798; the combined net assets of Transamerica Growth Opportunities immediately after the acquisition were $623,796. Shares issued with the acquisition were as follows:

Transamerica Morgan Stanley Mid-Cap Growth

Class	Shares	Amount
I2	29,633	$274,998

The exchange ratio of the reorganization for the Fund is as follows (Transamerica Growth Opportunities shares issuable/ Transamerica Morgan Stanley Mid-Cap Growth):

Transamerica Morgan Stanley Mid-Cap Growth

Class	Exchange Ratio
I2	1.20

Assuming the reorganization had been completed on November 1, 2011, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended October 31, 2012 are as follows:

Net investment income	$4,124
Net realized and unrealized loss	(27,328)
Net decrease in net assets resulting from operations	(23,204)

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 8. (continued)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of Transamerica Morgan Stanley Mid-Cap Growth that have been included in the Fund’s Statement of Operations since February 10, 2012.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ financial statements.

Transamerica Funds	Semi-Annual Report 2013

TRANSAMERICA FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Board) held on August 2, 2012, the Board reviewed and considered the approval of a proposed investment advisory agreement (the “New Advisory Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and each of the funds listed below (each a “Fund,” and collectively, the “Funds”). Following their review and consideration the Board determined that the New Advisory Agreement will enable shareholders to continue to enjoy investment management services at a cost that is reasonable in light of the services rendered. The Board, including the Independent Board Members, approved the New Advisory Agreement for each Fund.

Transamerica Capital Growth	Transamerica Large Cap Growth
Transamerica Diversified Equity	Transamerica Large Cap Value
Transamerica Emerging Markets Debt	Transamerica Money Market
Transamerica Emerging Markets Equity	Transamerica Multi-Managed Balanced
Transamerica Flexible Income	Transamerica Short-Term Bond
Transamerica Growth Opportunities	Transamerica Small Cap Value
Transamerica High Yield Bond	Transamerica Small/Mid Cap Value
Transamerica International Bond	Transamerica Tactical Income
Transamerica International Equity

In reaching their decisions, the Board Members requested and obtained from TAM information they deemed necessary to evaluate the New Advisory Agreement, and also considered information they had previously received from TAM in connection with the initial approval or annual consideration, as applicable, of a Fund’s current advisory agreement (a “Current Advisory Agreement”). In considering the New Advisory Agreement for each Fund, the Board Members evaluated a number of factors and considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.

Among other matters, the Board Members considered:

•	the terms and conditions of the New Advisory Agreement, including the differences from the Current Advisory Agreement;

•	the differences among the various Current Advisory Agreements, as well as differences with the advisory agreements of other funds in the Transamerica Fund complex and current industry practices;

•	the fact that each Fund’s advisory fees will remain the same under the New Advisory Agreement;

•	the nature, scope and quality of services that TAM as investment adviser is expected to continue to provide to the Funds;

•	the fact that the Board performed a full review of the Current Advisory Agreement for each Fund either in June 2012 or, if the Fund is relatively new, at the time of the Fund’s launch, as required by the Investment Company Act of 1940 Act and determined that TAM has the capabilities, resources and personnel necessary to provide the advisory services then being provided and anticipated to be provided to each Fund, and that the fees paid by each Fund represented reasonable compensation to TAM in light of the services provided.

In their deliberations, the Board Members did not identify any particular information that was all-important or controlling, and each Board Member may have attributed different weights to the various factors. The Board Members evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. The Board Members of each applicable Fund, including a majority of the Independent Board Members, concluded that the terms of the New Advisory Agreement are reasonable, and that the New Advisory Agreement should be approved and recommended to Fund shareholders.

Nature, Quality and Extent of Services Provided. In evaluating the nature, quality and extent of the services to be provided by TAM under each New Advisory Agreement, the Board Members considered, among other things, that the differences between the New Advisory Agreement and the Current Advisory Agreements are not expected to result in any diminution in the nature, quality and extent of services provided to each Fund and its shareholders and that it is expected that TAM will continue to provide high quality advisory services under the New Advisory Agreement. The Board considered the services provided by TAM for the advisory fee it will receive, after payment of a Fund’s sub-advisory fee, if applicable, including oversight of the services provided by the Funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the Funds, as well as the “manager of managers” services TAM will provide. The Board Members also considered that they recently had performed a full review of each Current Advisory Agreement and had determined that TAM can

Transamerica Funds	Semi-Annual Report 2013

TRANSAMERICA FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (continued)

(unaudited)

provide investment and related services that are appropriate in scope and extent in light of each Fund’s operations, the competitive landscape of the investment company business and investor needs.

Based on their review of the materials provided and the assurances they received from TAM, the Board Members of each Fund determined that if the New Advisory Agreement is adopted, TAM will continue to provide the advisory services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance. The Board Members considered the performance results of the Funds. The Board Members noted that they had recently considered the performance of the Funds over various time periods in connection with the consideration of the applicable Current Advisory Agreements in June 2012 or, for relatively new Funds, had considered certain performance information prior to the Fund’s launch. Based on this information, the Board Members determined that TAM continues to be capable of generating a level of investment performance that is appropriate in light of each Fund’s investment objectives, policies and strategies.

Advisory Fees and Total Expense Ratios. The Board Members noted that the advisory fees and total expense ratios of each Fund are expected to remain the same under the New Advisory Agreement. The Board considered that it had recently considered information provided by Lipper Inc. comparing the advisory fee and total expense ratio of each Fund to the management fees and total expense ratios of comparable investment companies. On the basis of these considerations, the Board Members determined that the advisory fees to be received by TAM under the New Advisory Agreement continue to be reasonable in light of the services provided.

Costs of Services Provided and Profitability. The Board Members considered information provided by TAM regarding the profitability of TAM with respect to the advisory services it provides to each Fund. The Board considered that it had recently reviewed profitability information about TAM’s costs of providing and/or procuring fund management services, as applicable, as well as the costs of providing administration, transfer agency and other services to the Funds. The Board Members determined that the profitability of TAM and its affiliates from their relationships with the Funds was not excessive.

Economies of Scale. The Board Members considered information on the advisory fees paid by each Fund, taking into account any applicable breakpoint fee structures to account for economies of scale, and concluded that each Fund’s fee structure reflected economies of scale to date. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether each Fund has achieved economies of scale and the appropriateness of advisory fees payable to TAM.

Fallout Benefits. The Board Members took into consideration the character of other incidental benefits to TAM from its relationship with each Fund. The Board Members noted that TAM is not expected to realize “soft dollar” benefits from its relationship with the Funds. The Board Members considered that the costs, nature, scope and quality of administrative and other services provided to the Funds by affiliates of TAM will not change as a result of approval of the New Advisory Agreement.

Other Considerations. The Board Members considered that the New Advisory Agreement would more closely align the Funds with current industry practice and standardize the terms of the advisory agreements across the Funds, allowing for more efficient monitoring and administration of their performance. In addition, the Board Members noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to continue to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders. In this regard, the Board Members favorably considered the procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the sub-advisers, if applicable.

Transamerica Funds	Semi-Annual Report 2013

TRANSAMERICA ENHANCED MUNI

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Board”) held on August 2, 2012, the Board reviewed and considered the approval of a proposed mandate to establish Transamerica Enhanced Muni as a new series of Transamerica Funds (the “Trust”). The Board reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Enhanced Muni (the “Fund” or “New Series”) and Transamerica Asset Management, Inc. (“TAM”), as well as the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Belle Haven Investments, L.P. (“Belle Haven”), to determine whether the agreements should be approved for an initial two-year period.

Following their review and consideration, the Board determined that the proposed Investment Advisory Agreement and the proposed Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Sub-Advisory Agreement.

In reaching their decision, the Board Members requested and obtained from TAM and Belle Haven such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the Investment Advisory and Sub-Advisory Agreements, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and Belle Haven. The Board considered the proposed investment approach for the New Series; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and Belle Haven; TAM’s management oversight process; and the professional qualifications of the portfolio management team of Belle Haven. The Board also considered the services to be provided by TAM for the portion of the management fee it will retain after payment of the sub-advisory fee for the New Series. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s). Based on these considerations, the Board Members determined that TAM and Belle Haven can provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the New Series. The New Series is not yet in existence and therefore had no historical performance for the Board to review. However, the Board Members were provided with return, risk and risk-adjusted composite performance data for the Belle Haven Ladder Plus strategy and Muni Plus strategy against the eVestment U.S. Municipal Fixed Income peer group and the New Series’ proposed benchmark. The Board Members noted that the annualized performance of each of these strategies, which would be combined to create the new Fund Series’ strategy, generally compared favorably to the benchmark and peer group for the 3-, 5- and 7-year periods, as applicable, ended March 31, 2012. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and Belle Haven, the Board Members concluded that TAM and Belle Haven are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.

Management fees and total expense ratios. The Board considered the proposed management fee and anticipated total expense ratio of the New Series, including information comparing the management fee and total expense ratio of the New Series to the management fees and total expense ratios of other investment companies in a Lipper peer universe. The Board also considered the fee to be charged by Belle Haven for sub-advisory services as well as the portion of the New Series’ management fee to be retained by TAM following payment of the sub-advisory fee. The Board Members noted that the proposed management fee for the New Series was slightly above its Lipper category median. The Board Members also noted that the anticipated total expense ratio of Class A shares of the New Series was higher than the Lipper category median. The Board also noted that TAM proposed to enter into an expense limitation arrangement with the New Series, which may result in TAM waiving fees for the benefit of shareholders. The Board took note of Transamerica Capital, Inc.’s commitment to waive 0.15% of the 0.30% Rule 12b-1 fee for Class A shares and 0.25% of the 1.00% Rule 12b-1 fee for Class C shares. Additionally, the Board Members noted the proposed Class A sales charge quantity discounts that would be available to shareholders. On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and Belle Haven under the investment advisory and sub-advisory agreements are reasonable in light of the services to be provided.

Transamerica Funds	Semi-Annual Report 2013

TRANSAMERICA ENHANCED MUNI

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

(unaudited)

The cost of advisory services provided and the level of profitability. The New Series was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency and other services to the New Series by TAM and its affiliates. The Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and Belle Haven. As a result, the Board considered profitability information for TAM and its affiliates with respect to the New Series. Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the New Series was not anticipated to be excessive.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grows. In evaluating the extent to which the management fees payable under the new Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and Belle Haven’s pricing schedules and the proposed advisory and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by the New Series. The Board concluded that the proposed fees and breakpoints may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the New Series. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether the New Series has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to Belle Haven.

Benefits to TAM, its affiliates, or Belle Haven from their relationship with the New Series. The Board considered any other benefits derived by TAM, its affiliates, and Belle Haven from their relationships with the New Series. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with the New Series, and that Belle Haven may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Other considerations. The Board considered the investment objective of the New Series and its investment strategy and noted that TAM believes that the New Series would provide an additional retail investment offering currently not available in the Transamerica Funds’ lineup. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the New Series in a professional manner that is consistent with the best interests of the New Series and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of Belle Haven. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of the New Series.

Transamerica Funds	Semi-Annual Report 2013

TRANSAMERICA INCOME & GROWTH

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Board”) held on August 2, 2012, the Board reviewed and considered the approval of a proposed mandate to establish Transamerica Income & Growth as a new series of Transamerica Funds (the “Trust”). The Board reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Income & Growth (the “Fund” or “New Series”) and Transamerica Asset Management, Inc. (“TAM”), as well as the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Ranger International Management, LP (“Ranger International”), to determine whether the agreements should be approved for an initial two-year period.

Following their review and consideration, the Board determined that the proposed Investment Advisory Agreement and the proposed Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Sub-Advisory Agreement.

In reaching their decision, the Board Members requested and obtained from TAM and Ranger International such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the Investment Advisory and Sub-Advisory Agreements, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and Ranger International. The Board considered the proposed investment approach for the New Series; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and Ranger International; TAM’s management oversight process; and the professional qualifications of the portfolio management team of Ranger International. The Board also considered the services to be provided by TAM for the portion of the management fee it will retain after payment of the sub-advisory fee for the New Series. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s). Based on these considerations, the Board Members determined that TAM and Ranger International can provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the New Series. The New Series is not yet in existence and therefore had no historical performance for the Board to review. However, the Board Members were provided with return, risk and risk-adjusted composite performance data for the Ranger International global income and growth strategy against the eVestment Global Equity peer group and the New Series’ proposed primary and secondary benchmarks. The Board Members noted that the annualized performance of this strategy was higher than the peer group and benchmarks for the 1-, 3-, 5-year and since inception periods ended June 30, 2012. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and Ranger International, the Board Members concluded that TAM and Ranger International are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.

Management fees and total expense ratios. The Board considered the proposed management fee and anticipated total expense ratio of the New Series, including information comparing the management fee and total expense ratio of the New Series to the management fees and total expense ratios of other investment companies in a Lipper peer universe. The Board also considered the fee to be charged by Ranger International for sub-advisory services as well as the portion of the New Series’ management fee to be retained by TAM following payment of the sub-advisory fee. The Board Members noted that the proposed management fee for the New Series was lower than its Lipper category median. The Board Members also noted that the anticipated total expense ratio of Class A shares of the New Series was lower than the Lipper category median. The Board also noted that TAM proposed to enter into an expense limitation arrangement with the New Series, which may result in TAM waiving fees for the benefit of shareholders. On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and Ranger under the investment advisory and sub-advisory agreements are reasonable in light of the services to be provided.

The cost of advisory services provided and the level of profitability. The New Series was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency and other services to the New Series by TAM and its affiliates. The Board noted that the sub-advisory fee is the product of arm’s-length

Transamerica Funds	Semi-Annual Report 2013

TRANSAMERICA INCOME & GROWTH

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

(unaudited)

negotiation between TAM and Ranger International. As a result, the Board considered profitability information for TAM and its affiliates with respect to the New Series. Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the New Series was not anticipated to be excessive.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grows. In evaluating the extent to which the management fees payable under the new Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and Ranger International’s pricing schedules and the proposed advisory and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by the New Series. The Board concluded that the proposed fees and breakpoints may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the New Series. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether the New Series has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to Ranger International.

Benefits to TAM, its affiliates, or Ranger International from their relationship with the New Series. The Board considered any other benefits derived by TAM, its affiliates, and Ranger International from their relationships with the New Series. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with the New Series, and that Ranger International may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Other considerations. The Board considered the investment objective of the New Series and its investment strategy and noted that TAM believes that the New Series would provide an additional retail investment offering currently not available in the Transamerica Funds’ lineup. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the New Series in a professional manner that is consistent with the best interests of the New Series and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of Ranger International. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of the New Series.

Transamerica Funds	Semi-Annual Report 2013

TRANSAMERICA DIVIDEND FOCUSED

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Board”) held on October 17 & 18, 2012, the Board reviewed and considered the approval of a proposed mandate to establish Transamerica Dividend Focused as a new series of Transamerica Funds (the “Trust”). The Board reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Dividend Focused (the “Fund” or “New Series”) and Transamerica Asset Management, Inc. (“TAM”), as well as the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Barrow, Hanley, Mewhinney, and Strauss, LLC (“BHMS”), to determine whether the agreements should be approved for an initial two-year period.

Following their review and consideration, the Board determined that the proposed Investment Advisory Agreement and the proposed Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Sub-Advisory Agreement.

In reaching their decision, the Board Members requested and obtained from TAM and BHMS such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the Investment Advisory and Sub-Advisory Agreements, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each Board Member may have attributed different weights to the various factors.

The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and BHMS. The Board considered the proposed investment approach for the New Series; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and BHMS; TAM’s management oversight process; and the professional qualifications of the portfolio management team of BHMS. The Board also considered the services to be provided by TAM for the portion of the management fee it will retain after payment of the sub-advisory fee for the New Series. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s). Based on these considerations, the Board Members determined that TAM and BHMS can provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the New Series. The New Series is not yet in existence and therefore had no historical performance for the Board to review. However, the Board Members considered historical performance of certain discretionary accounts managed by BHMS since June 2002 with substantially similar investment objectives and strategies as the New Series. The historical performance contained one-, three-, five- and ten-year performance periods of the strategy, and as compared to its peers and benchmark. The Board Members noted that the historical performance of the accounts compared favorably to that of the benchmark and peer group for the periods shown. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and BHMS, the Board Members concluded that TAM and BHMS are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.

Management fees and total expense ratios. The Board considered the proposed management fee and anticipated total expense ratio of the New Series, including information comparing the management fee and total expense ratio of the New Series to the management fees and total expense ratios of other investment companies in a Lipper peer universe. The Board also considered the fee to be charged by BHMS for sub-advisory services as well as the portion of the New Series’ management fee to be retained by TAM following payment of the sub-advisory fee. The Board Members noted that the proposed management fee for the New Series was expected to be lower than the Lipper category median on an asset-weighted basis. The Board Members also noted that the anticipated total expense ratio of Class A shares of the New Series was lower than the Lipper category median. The Board also noted that TAM proposed to enter into an expense limitation arrangement with the New Series, which may result in TAM waiving fees for the benefit of shareholders. On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and BHMS under the investment advisory and sub-advisory agreements are reasonable in light of the services to be provided.

The cost of advisory services provided and the level of profitability. The New Series was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency and other services to the New Series by TAM and its affiliates. The Board noted that the sub-advisory fee is the product of arm’s-length

Transamerica Funds	Semi-Annual Report 2013

TRANSAMERICA DIVIDEND FOCUSED

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

(unaudited)

negotiation between TAM and BHMS. As a result, the Board considered profitability information for TAM and its affiliates with respect to the New Series. Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the New Series was not anticipated to be excessive.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grows. In evaluating the extent to which the management fees payable under the new Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and BHMS’ pricing schedules and the proposed advisory and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by the New Series. The Board concluded that the proposed fees and breakpoints may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the New Series. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether the New Series has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to BHMS.

Benefits to TAM, its affiliates, or BHMS from their relationship with the New Series. The Board considered any other benefits derived by TAM, its affiliates, and BHMS from their relationships with the New Series. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with the New Series, and that BHMS may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Other considerations. The Board considered the investment objective of the New Series and its investment strategy and noted that TAM believes that the New Series would enhance the Transamerica Funds’ retail product line-up as well as the investment options for the asset allocation funds. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the New Series in a professional manner that is consistent with the best interests of the New Series and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of BHMS. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of the New Series.

Transamerica Funds	Semi-Annual Report 2013

TRANSAMERICA INTERNATIONAL SMALL CAP VALUE

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Board”) held on October 17 & 18, 2012, the Board reviewed and considered the approval of a proposed mandate to establish Transamerica International Small Cap Value as a new series of Transamerica Funds (the “Trust”). The Board reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica International Small Cap Value (the “Fund” or “New Series”) and Transamerica Asset Management, Inc. (“TAM”), as well as the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Thompson, Siegel & Walmsley, LLC (“TS&W”), to determine whether the agreements should be approved for an initial two-year period.

Following their review and consideration, the Board determined that the proposed Investment Advisory Agreement and the proposed Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Sub-Advisory Agreement.

In reaching their decision, the Board Members requested and obtained from TAM and TS&W such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the Investment Advisory and Sub-Advisory Agreements, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each Board Member may have attributed different weights to the various factors.

The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and TS&W. The Board considered the proposed investment approach for the New Series; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and TS&W; TAM’s management oversight process; and the professional qualifications of the portfolio management team of TS&W. The Board also considered the services to be provided by TAM for the portion of the management fee it will retain after payment of the sub-advisory fee for the New Series. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s). Based on these considerations, the Board Members determined that TAM and TS&W can provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the New Series. The New Series is not yet in existence and therefore had no historical performance for the Board to review. However, the Board Members considered historical performance of the TS&W composite on which the New Series will be based. The historical performance contained one-, three-, and since inception performance periods of the composite, and as compared to its peers and benchmark. The Board Members noted that the historical performance of the composite compared favorably to that of the benchmark and peer group for the periods shown. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and TS&W, the Board Members concluded that TAM and TS&W are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.

Management fees and total expense ratios. The Board considered the proposed management fee and anticipated total expense ratio of the New Series, including information comparing the management fee and total expense ratio of the New Series to the management fees and total expense ratios of other investment companies in a Lipper peer universe. The Board also considered the fee to be charged by TS&W for sub-advisory services as well as the portion of the New Series’ management fee to be retained by TAM following payment of the sub-advisory fee. The Board Members noted that the proposed management fee for the New Series was lower than its Lipper category median. The Board Members also noted that the anticipated total expense ratio of Class I shares of the New Series was higher than the Lipper category median. The Board also noted that TAM proposed to enter into an expense limitation arrangement with the New Series, which may result in TAM waiving fees for the benefit of shareholders. On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and TS&W under the investment advisory and sub-advisory agreements are reasonable in light of the services to be provided.

The cost of advisory services provided and the level of profitability. The New Series was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency and other services to the New Series by TAM and its affiliates. The Board noted that the sub-advisory fee is the product of arm’s-length

Transamerica Funds	Semi-Annual Report 2013

TRANSAMERICA INTERNATIONAL SMALL CAP VALUE

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

(unaudited)

negotiation between TAM and TS&W. As a result, the Board considered profitability information for TAM and its affiliates with respect to the New Series. Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the New Series was not anticipated to be excessive.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grows. In evaluating the extent to which the management fees payable under the new Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and TS&W’s pricing schedules and the proposed advisory and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by the New Series. The Board concluded that the proposed fees and breakpoints may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the New Series. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether the New Series has achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to TS&W.

Benefits to TAM, its affiliates, or TS&W from their relationship with the New Series. The Board considered any other benefits derived by TAM, its affiliates, and TS&W from their relationships with the New Series. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with the New Series, and that TS&W may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Other considerations. The Board considered the investment objective of the New Series and its investment strategy and noted that TAM believes that investment in the New Series would enhance the investment options for the TST Asset Allocation Portfolios. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the New Series in a professional manner that is consistent with the best interests of the New Series and its shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of TS&W. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of the New Series.

Transamerica Funds	Semi-Annual Report 2013

TRANSAMERICA EMERGING MARKETS EQUITY

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Board”) held on December 21, 2012, the Board reviewed and considered the approval of a new investment sub-advisory agreement (the “New Sub-Advisory Agreement”) between ClariVest Asset Management, LLC (“ClariVest”), sub-adviser to Transamerica Emerging Markets Equity (the “Fund”), and Transamerica Asset Management, Inc. (“TAM”), the Fund’s investment adviser, in light of a transaction which resulted in a change of control of ClariVest, thereby automatically terminating the existing sub-advisory agreement with ClariVest.

To assist the Board in its consideration of the New Sub-Advisory Agreement, the Board received in advance of the Meeting certain materials and information. In addition, the Independent Board Members consulted with their independent legal counsel, discussing, among other things, the legal standards and certain other considerations relevant to the Board’s deliberations. Following the presentation by TAM and a discussion amongst the Board Members and Management, the Board approved the New Sub-Advisory Agreement for an initial two-year period on behalf of the Fund.

Among other things, the Board considered:

•	that the Board had, prior to the Fund’s recent launch, performed a full review of the sub-advisory agreement with ClariVest and had determined that ClariVest had the capabilities, resources and personnel necessary to provide the sub-advisory services to the Fund;

•	assurances received from ClariVest that the change of control is not expected to result in any diminution in the nature, quality and extent of services provided to the Fund and its shareholders, including compliance services;

•	assurances received from ClariVest as to the consistency of the portfolio management team that would be primarily responsible for the day-to-day management of the Fund; and

•	that the sub-advisory fee schedule under the New Sub-Advisory Agreement would not differ from the schedule under the prior sub-advisory agreement.

The Board determined that the information the Board had considered with respect to the following factors in connection with its initial approval of the sub-advisory agreement with ClariVest and its conclusions regarding those factors were applicable to its decision to approve the New Sub-Advisory Agreement: (i) the nature, extent and quality of the advisory services to be provided; (ii) investment performance; (iii) cost of advisory services provided and level of profitability; (iv) whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows; and (v) benefits to ClariVest from its relationship with the Fund.

Based upon its review and the representations made to it and after consideration of the above factors, and such other factors and information as it deemed relevant, the Board approved the New Sub-Advisory Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the New Sub-Advisory Agreement and each Board Member may have attributed different weights to the various factors considered.

Transamerica Funds	Semi-Annual Report 2013

TRANSAMERICA TACTICAL ALLOCATION

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Board”) held on May 24, 2012, the Board reviewed and considered the approval of a proposed mandate to establish Transamerica Tactical Allocation as a new series of Transamerica Funds (the “Trust”). The Board reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Tactical Allocation (the “Fund” or “New Series”) and Transamerica Asset Management, Inc. (“TAM”), as well as the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and AEGON USA Investment Management, LLC (“AUIM”), to determine whether the agreements should be approved for an initial two-year period.

Following their review and consideration, the Board determined that the proposed Investment Advisory Agreement and the proposed Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Sub-Advisory Agreement.

In reaching their decision, the Board Members requested and obtained from TAM and AUIM such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the investment advisory and sub-advisory agreements, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each Board Member may have attributed different weights to the various factors.

The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and AUIM. The Board considered the proposed investment approach for the New Series; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and AUIM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of AUIM. The Board also considered the services to be provided by TAM for the portion of the management fee it will retain after payment of the sub-advisory fee for the New Series. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s). Based on these considerations, the Board Members determined that TAM and AUIM can provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the New Series to invest in ETFs offered by Vanguard, iShares, ProShares, Guggenheim, Van Eck, WisdomTree, Invesco and State Street Global Advisors, as proposed, the Board was required to consider whether the fees to be charged by TAM and AUIM are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM will render “manager of managers” services to the New Series by, among other things, closely monitoring AUIM’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the New Series’ performance. It also was noted that AUIM has developed an asset allocation model which they will utilize to select a basket of investments for the New Series in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees to be charged by TAM and AUIM are based on services that are in addition to, rather than duplicative of, the services provided by the investment advisers to the underlying ETFs in which the New Series may invest.

The investment performance of the New Series. The New Series is not yet in existence and therefore had no historical performance for the Board to review. However, the Board Members were provided with model performance data based on back testing against the proposed primary and composite benchmark and a peer universe for the New Series for the 1-, 3-, 5- and 10-year periods ended December 31, 2011 (annualized). The Board Members noted that based on this model performance, the performance of the New Series compared favorably to that of the primary, secondary and composite benchmarks and peer universe for the 5- and 10-year periods ended December 31, 2011. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and AUIM, the Board Members concluded that TAM and AUIM are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.

Management fees and total expense ratios. The Board considered the proposed management fee and anticipated total expense ratio of the New Series, including information comparing the management fee and total expense ratio of the New Series to the management fees and total expense ratios of other investment companies in a Lipper peer universe. The Board also considered the fee to be charged by AUIM for sub-advisory services as well as the portion of the New Series’ management fee to be retained by TAM following

Transamerica Funds	Semi-Annual Report 2013

TRANSAMERICA TACTICAL ALLOCATION

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

(unaudited)

payment of the sub-advisory fee. The Board Members noted that the proposed management fee for the New Series was lower than its Lipper category median, but noted that Lipper does not currently have a category devoted to tactical allocation funds and, as a result, the peer group information reflected fees for a variety of funds with certain similar attributes. The Board Members also noted that the anticipated total expense ratio of Class A shares of the New Series was lower than the Lipper category median. The Board also noted that TAM proposed to enter into an expense limitation arrangement with the New Series, which may result in TAM waiving fees for the benefit of shareholders. On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and AUIM under the investment advisory and sub-advisory agreements are reasonable in light of the services to be provided.

The cost of advisory services provided and the level of profitability. The New Series was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency and other services to the New Series by TAM and its affiliates. The Board noted that information about AUIM’s projected revenues and expenses was incorporated into TAM’s profitability analysis for the New Series. As a result, the Board considered profitability information for TAM and AUIM in the aggregate. Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the New Series was not anticipated to be excessive.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grow. In evaluating the extent to which the management fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and AUIM’s pricing schedules and the proposed advisory and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by the New Series. The Board concluded that the proposed fees and breakpoints may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the New Series. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether the New Series have achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to AUIM.

Benefits to TAM, its affiliates, or AUIM from their relationship with the New Series. The Board considered any other benefits derived by TAM, its affiliates, and AUIM from their relationships with the New Series. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with the New Series, and that AUIM may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Other considerations. The Board considered the investment objectives of the New Series and the New Series’ investment strategy and noted that TAM believes that the New Series would enhance the retail product line-up of the Trust. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the New Series in a professional manner that is consistent with the best interests of the New Series and their shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of AUIM. The Board Members also noted and favorably considered the procedures and policies created for investing in ETFs pursuant to the exemptive orders of the respective ETF providers. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of the New Series.

Transamerica Funds	Semi-Annual Report 2013

TRANSAMERICA TACTICAL ROTATION

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Board”) held on May 24, 2012, the Board reviewed and considered the approval of a proposed mandate to establish Transamerica Tactical Rotation as a new series of Transamerica Funds (the “Trust”). The Board reviewed and considered the proposed investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Tactical Allocation (the “Fund” or “New Series”) and Transamerica Asset Management, Inc. (“TAM”), as well as the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and AEGON USA Investment Management, LLC (“AUIM”), to determine whether the agreements should be approved for an initial two-year period.

Following their review and consideration, the Board determined that the proposed Investment Advisory Agreement and the proposed Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the proposed Investment Advisory Agreement and Sub-Advisory Agreement.

In reaching their decision, the Board Members requested and obtained from TAM and AUIM such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed approval of the investment advisory and sub-advisory agreements, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The Board Members based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions and each Board Member may have attributed different weights to the various factors.

The nature, extent and quality of the advisory services to be provided. The Board considered the nature, extent and quality of the services expected to be provided by TAM and AUIM. The Board considered the proposed investment approach for the New Series; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and AUIM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of AUIM. The Board also considered the services to be provided by TAM for the portion of the management fee it will retain after payment of the sub-advisory fee for the New Series. The Board noted that these services include not only the services TAM provides to all Transamerica funds in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds, but also the “manager of managers” services TAM provides to sub-advised funds in the form of selection and oversight of the sub-adviser(s). Based on these considerations, the Board Members determined that TAM and AUIM can provide investment and related services that are appropriate in scope and extent in light of the New Series’ operations, the competitive landscape of the investment company business and investor needs.

It was noted that in order for the New Series to invest in ETFs offered by Vanguard, iShares, ProShares, Guggenheim, Van Eck, WisdomTree, Invesco and State Street Global Advisors, as proposed, the Board was required to consider whether the fees to be charged by TAM and AUIM are for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying ETFs. It was noted that TAM will render “manager of managers” services to the New Series by, among other things, closely monitoring AUIM’s performance and by adding additional sub-advisers or altering the composition of sub-advisers as necessary to adapt to market conditions or the New Series’ performance. It also was noted that AUIM has developed an asset allocation model which they will utilize to select a basket of investments for the New Series in an attempt to match or exceed the return of an unmanaged benchmark. On these bases, the Board determined that the fees to be charged by TAM and AUIM are based on services that are in addition to, rather than duplicative of, the services provided by the investment advisers to the underlying ETFs in which the New Series may invest.

The investment performance of the New Series. The New Series is not yet in existence and therefore had no historical performance for the Board to review. However, the Board Members were provided with model performance data based on back testing against the proposed primary and composite benchmark and a peer universe for the New Series for the 1-, 3-, 5- and 10-year periods ended December 31, 2011 (annualized). The Board Members noted that based on this model performance, the performance of the New Series compared favorably to that of the primary and secondary benchmarks and peer universe for the 3-, 5- and 10-year periods ended December 31, 2011. On the basis of this information and the Board Members’ assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and AUIM, the Board Members concluded that TAM and AUIM are capable of generating a level of investment performance that is appropriate in light of the New Series’ proposed investment objectives, policies and strategies.

Management fees and total expense ratios. The Board considered the proposed management fee and anticipated total expense ratio of the New Series, including information comparing the management fee and total expense ratio of the New Series to the management fees and total expense ratios of other investment companies in a Lipper peer universe. The Board also considered the fee to be charged by AUIM for sub-advisory services as well as the portion of the New Series’ management fee to be retained by TAM following

Transamerica Funds	Semi-Annual Report 2013

TRANSAMERICA TACTICAL ROTATION

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

(unaudited)

payment of the sub-advisory fee. The Board Members noted that the proposed management fee for the New Series was lower than its Lipper category median, but noted that Lipper does not currently have a category devoted to tactical allocation funds and, as a result, the peer group information reflected fees for a variety of funds with certain similar attributes. The Board Members also noted that the anticipated total expense ratio of Class A shares of the New Series was lower than the Lipper category median. The Board also noted that TAM proposed to enter into an expense limitation arrangement with the New Series, which may result in TAM waiving fees for the benefit of shareholders. On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and AUIM under the investment advisory and sub-advisory agreements are reasonable in light of the services to be provided.

The cost of advisory services provided and the level of profitability. The New Series was not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Board reviewed projected profitability information regarding TAM’s costs of procuring portfolio management services as well as the costs of providing administration, transfer agency and other services to the New Series by TAM and its affiliates. The Board noted that information about AUIM’s projected revenues and expenses was incorporated into TAM’s profitability analysis for the New Series. As a result, the Board considered profitability information for TAM and AUIM in the aggregate. Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the New Series was not anticipated to be excessive.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the New Series grow. In evaluating the extent to which the management fees payable under the new investment advisory and sub-advisory agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board took note of TAM’s and AUIM’s pricing schedules and the proposed advisory and sub-advisory fee breakpoints, as detailed in the materials provided to the Board, and noted each fee breakpoint with respect to the various asset levels to be achieved by the New Series. The Board concluded that the proposed fees and breakpoints may benefit investors by permitting economies of scale in the form of lower management fees as the level of assets grows for the New Series. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether the New Series have achieved economies of scale and the appropriateness of management fees payable to TAM and fees payable by TAM to AUIM.

Benefits to TAM, its affiliates, or AUIM from their relationship with the New Series. The Board considered any other benefits derived by TAM, its affiliates, and AUIM from their relationships with the New Series. The Board Members noted that TAM would not realize soft dollar benefits from its relationship with the New Series, and that AUIM may engage in soft dollar arrangements consistent with applicable law and “best execution” requirements.

Other considerations. The Board considered the investment objectives of the New Series and the New Series’ investment strategy and noted that TAM believes that the New Series would enhance the retail product line-up of the Trust. The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the New Series in a professional manner that is consistent with the best interests of the New Series and their shareholders. In this regard, the Board Members favorably considered TAM’s procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of AUIM. The Board Members also noted and favorably considered the procedures and policies created for investing in ETFs pursuant to the exemptive orders of the respective ETF providers. The Board Members also noted that TAM has made a significant entrepreneurial commitment to the management and success of the New Series.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

TRANSAMERICA CAPITAL GROWTH

RESULTS OF SHAREHOLDER PROXY

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$ 24,297,756,976.14	$ —	$ 233,375,784.56
Sandra N. Bane	$ 24,301,005,287.26	$ —	$ 230,127,473.44
Leo J. Hill	$ 24,303,864,648.88	$ —	$ 227,268,111.82
David W. Jennings	$ 24,305,514,957.51	$ —	$ 225,617,803.19
Russell A. Kimball, Jr.	$ 24,302,578,520.25	$ —	$ 228,554,240.45
Eugene M. Mannella	$ 24,302,290,685.74	$ —	$ 228,842,074.96
Norman R. Nielsen	$ 24,301,874,299.84	$ —	$ 229,258,460.86
Joyce G. Norden	$ 24,296,730,545.02	$ —	$ 234,402,215.68
Patricia L. Sawyer	$ 24,303,832,760.74	$ —	$ 227,299,999.96
John W. Waechter	$ 24,303,568,956.41	$ —	$ 227,563,804.29
Alan F. Warrick	$ 24,298,534,836.00	$ —	$ 232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 551,398,438.80	$ 352,215.60	$ 461,877.85 / $ 63,790,652.66

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 551,332,379.00	$ 375,737.93	$ 504,400.23 / $ 63,790,667.74

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 551,269,383.05	$ 387,356.60	$ 555,777.51 / $ 63,790,667.74

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 551,262,826.02	$ 460,183.52	$ 489,507.62 / $ 63,790,667.74

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 551,362,891.27	$ 354,440.35	$ 495,185.55 / $ 63,790,667.74

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

TRANSAMERICA DIVERSIFIED EQUITY

RESULTS OF SHAREHOLDER PROXY

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$ 24,297,756,976.14	$ —	$ 233,375,784.56
Sandra N. Bane	$ 24,301,005,287.26	$ —	$ 230,127,473.44
Leo J. Hill	$ 24,303,864,648.88	$ —	$ 227,268,111.82
David W. Jennings	$ 24,305,514,957.51	$ —	$ 225,617,803.19
Russell A. Kimball, Jr.	$ 24,302,578,520.25	$ —	$ 228,554,240.45
Eugene M. Mannella	$ 24,302,290,685.74	$ —	$ 228,842,074.96
Norman R. Nielsen	$ 24,301,874,299.84	$ —	$ 229,258,460.86
Joyce G. Norden	$ 24,296,730,545.02	$ —	$ 234,402,215.68
Patricia L. Sawyer	$ 24,303,832,760.74	$ —	$ 227,299,999.96
John W. Waechter	$ 24,303,568,956.41	$ —	$ 227,563,804.29
Alan F. Warrick	$ 24,298,534,836.00	$ —	$ 232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 820,358,254.50	$ 8,858,032.29	$ 15,521,841.85 / $ 164,733,866.20

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 816,024,005.28	$ 11,566,326.69	$ 17,147,783.39 / $ 164,733,879.48

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 814,618,628.45	$ 13,553,978.01	$ 16,565,522.02 / $ 164,733,866.36

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 813,304,892.03	$ 13,167,565.09	$ 18,265,671.35 / $ 164,733,866.36

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 822,017,722.70	$ 6,062,652.70	$ 16,657,753.08 / $ 164,733,866.36

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

TRANSAMERICA EMERGING MARKETS DEBT

RESULTS OF SHAREHOLDER PROXY

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$ 24,297,756,976.14	$ —	$ 233,375,784.56
Sandra N. Bane	$ 24,301,005,287.26	$ —	$ 230,127,473.44
Leo J. Hill	$ 24,303,864,648.88	$ —	$ 227,268,111.82
David W. Jennings	$ 24,305,514,957.51	$ —	$ 225,617,803.19
Russell A. Kimball, Jr.	$ 24,302,578,520.25	$ —	$ 228,554,240.45
Eugene M. Mannella	$ 24,302,290,685.74	$ —	$ 228,842,074.96
Norman R. Nielsen	$ 24,301,874,299.84	$ —	$ 229,258,460.86
Joyce G. Norden	$ 24,296,730,545.02	$ —	$ 234,402,215.68
Patricia L. Sawyer	$ 24,303,832,760.74	$ —	$ 227,299,999.96
John W. Waechter	$ 24,303,568,956.41	$ —	$ 227,563,804.29
Alan F. Warrick	$ 24,298,534,836.00	$ —	$ 232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 203,663,620.53	$ 184,966.42	$ 138,102.82 / $ 33,524,647.96

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 202,633,991.75	$ 1,253,450.88	$ 99,258.18 / $ 33,524,636.92

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 203,642,376.85	$ 196,365.40	$ 147,958.54 / $ 33,524,636.94

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 203,679,484.19	$ 199,506.10	$ 107,710.52 / $ 33,524,636.92

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 203,587,497.25	$ 251,233.98	$ 147,958.54 / $ 33,524,647.96

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

TRANSAMERICA EMERGING MARKETS EQUITY

RESULTS OF SHAREHOLDER PROXY

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$ 24,297,756,976.14	$ —	$ 233,375,784.56
Sandra N. Bane	$ 24,301,005,287.26	$ —	$ 230,127,473.44
Leo J. Hill	$ 24,303,864,648.88	$ —	$ 227,268,111.82
David W. Jennings	$ 24,305,514,957.51	$ —	$ 225,617,803.19
Russell A. Kimball, Jr.	$ 24,302,578,520.25	$ —	$ 228,554,240.45
Eugene M. Mannella	$ 24,302,290,685.74	$ —	$ 228,842,074.96
Norman R. Nielsen	$ 24,301,874,299.84	$ —	$ 229,258,460.86
Joyce G. Norden	$ 24,296,730,545.02	$ —	$ 234,402,215.68
Patricia L. Sawyer	$ 24,303,832,760.74	$ —	$ 227,299,999.96
John W. Waechter	$ 24,303,568,956.41	$ —	$ 227,563,804.29
Alan F. Warrick	$ 24,298,534,836.00	$ —	$ 232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 54,142,730.07	$ —	$ — / $ —

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 54,142,730.07	$ —	$ — / $ —

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 54,142,730.07	$ —	$ — / $ —

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 54,142,730.07	$ —	$ — / $ —

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 54,142,730.07	$ —	$ — / $ —

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

TRANSAMERICA FLEXIBLE INCOME

RESULTS OF SHAREHOLDER PROXY

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$ 24,297,756,976.14	$ —	$ 233,375,784.56
Sandra N. Bane	$ 24,301,005,287.26	$ —	$ 230,127,473.44
Leo J. Hill	$ 24,303,864,648.88	$ —	$ 227,268,111.82
David W. Jennings	$ 24,305,514,957.51	$ —	$ 225,617,803.19
Russell A. Kimball, Jr.	$ 24,302,578,520.25	$ —	$ 228,554,240.45
Eugene M. Mannella	$ 24,302,290,685.74	$ —	$ 228,842,074.96
Norman R. Nielsen	$ 24,301,874,299.84	$ —	$ 229,258,460.86
Joyce G. Norden	$ 24,296,730,545.02	$ —	$ 234,402,215.68
Patricia L. Sawyer	$ 24,303,832,760.74	$ —	$ 227,299,999.96
John W. Waechter	$ 24,303,568,956.41	$ —	$ 227,563,804.29
Alan F. Warrick	$ 24,298,534,836.00	$ —	$ 232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 152,164,461.99	$ 421,808.44	$ 1,147,107.56 / $ 80,969,813.91

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 152,006,313.53	$ 378,121.59	$ 1,348,933.69 / $ 80,969,823.09

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 151,832,941.39	$ 551,493.73	$ 1,348,933.69 / $ 80,969,823.09

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 151,848,887.05	$ 560,563.57	$ 1,323,918.19 / $ 80,969,823.09

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 152,098,305.24	$ 322,427.60	$ 1,312,645.15 / $ 80,969,813.91

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

TRANSAMERICA GROWTH OPPORTUNITIES

RESULTS OF SHAREHOLDER PROXY

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$ 24,297,756,976.14	$ —	$ 233,375,784.56
Sandra N. Bane	$ 24,301,005,287.26	$ —	$ 230,127,473.44
Leo J. Hill	$ 24,303,864,648.88	$ —	$ 227,268,111.82
David W. Jennings	$ 24,305,514,957.51	$ —	$ 225,617,803.19
Russell A. Kimball, Jr.	$ 24,302,578,520.25	$ —	$ 228,554,240.45
Eugene M. Mannella	$ 24,302,290,685.74	$ —	$ 228,842,074.96
Norman R. Nielsen	$ 24,301,874,299.84	$ —	$ 229,258,460.86
Joyce G. Norden	$ 24,296,730,545.02	$ —	$ 234,402,215.68
Patricia L. Sawyer	$ 24,303,832,760.74	$ —	$ 227,299,999.96
John W. Waechter	$ 24,303,568,956.41	$ —	$ 227,563,804.29
Alan F. Warrick	$ 24,298,534,836.00	$ —	$ 232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 390,651,358.66	$ 738,722.48	$ 457,675.05 / $ 39,176,150.62

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 390,745,923.74	$ 605,715.90	$ 496,116.55 / $ 39,176,150.62

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 390,745,622.44	$ 614,125.97	$ 487,999.97 / $ 39,176,158.43

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 390,707,468.83	$ 648,668.94	$ 491,618.42 / $ 39,176,150.62

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 390,995,814.24	$ 372,880.65	$ 479,061.30 / $ 39,176,150.62

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

TRANSAMERICA HIGH YIELD BOND

RESULTS OF SHAREHOLDER PROXY

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$ 24,297,756,976.14	$ —	$ 233,375,784.56
Sandra N. Bane	$ 24,301,005,287.26	$ —	$ 230,127,473.44
Leo J. Hill	$ 24,303,864,648.88	$ —	$ 227,268,111.82
David W. Jennings	$ 24,305,514,957.51	$ —	$ 225,617,803.19
Russell A. Kimball, Jr.	$ 24,302,578,520.25	$ —	$ 228,554,240.45
Eugene M. Mannella	$ 24,302,290,685.74	$ —	$ 228,842,074.96
Norman R. Nielsen	$ 24,301,874,299.84	$ —	$ 229,258,460.86
Joyce G. Norden	$ 24,296,730,545.02	$ —	$ 234,402,215.68
Patricia L. Sawyer	$ 24,303,832,760.74	$ —	$ 227,299,999.96
John W. Waechter	$ 24,303,568,956.41	$ —	$ 227,563,804.29
Alan F. Warrick	$ 24,298,534,836.00	$ —	$ 232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 372,115,586.36	$ 2,936,607.14	$ 6,710,323.87 / $ 225,606,228.02

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 371,742,397.31	$ 3,083,917.33	$ 6,936,174.31 / $ 225,606,256.44

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 371,301,678.75	$ 3,394,380.92	$ 7,066,382.29 / $ 225,606,303.42

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 371,734,670.77	$ 3,039,807.91	$ 6,987,991.50 / $ 225,606,275.20

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 372,473,300.87	$ 2,478,279.92	$ 6,810,908.30 / $ 225,606,256.30

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

TRANSAMERICA INTERNATIONAL BOND

RESULTS OF SHAREHOLDER PROXY

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$ 24,297,756,976.14	$ —	$ 233,375,784.56
Sandra N. Bane	$ 24,301,005,287.26	$ —	$ 230,127,473.44
Leo J. Hill	$ 24,303,864,648.88	$ —	$ 227,268,111.82
David W. Jennings	$ 24,305,514,957.51	$ —	$ 225,617,803.19
Russell A. Kimball, Jr.	$ 24,302,578,520.25	$ —	$ 228,554,240.45
Eugene M. Mannella	$ 24,302,290,685.74	$ —	$ 228,842,074.96
Norman R. Nielsen	$ 24,301,874,299.84	$ —	$ 229,258,460.86
Joyce G. Norden	$ 24,296,730,545.02	$ —	$ 234,402,215.68
Patricia L. Sawyer	$ 24,303,832,760.74	$ —	$ 227,299,999.96
John W. Waechter	$ 24,303,568,956.41	$ —	$ 227,563,804.29
Alan F. Warrick	$ 24,298,534,836.00	$ —	$ 232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 169,855,105.34	$ —	$ — / $ 15,324.54

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 169,855,105.34	$ —	$ — / $ 15,324.54

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 169,855,105.34	$ —	$ — / $ 15,324.54

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 169,855,105.34	$ —	$ — / $ 15,324.54

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 169,855,105.34	$ —	$ — / $ 15,324.54

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

TRANSAMERICA INTERNATIONAL EQUITY

RESULTS OF SHAREHOLDER PROXY

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$ 24,297,756,976.14	$ —	$ 233,375,784.56
Sandra N. Bane	$ 24,301,005,287.26	$ —	$ 230,127,473.44
Leo J. Hill	$ 24,303,864,648.88	$ —	$ 227,268,111.82
David W. Jennings	$ 24,305,514,957.51	$ —	$ 225,617,803.19
Russell A. Kimball, Jr.	$ 24,302,578,520.25	$ —	$ 228,554,240.45
Eugene M. Mannella	$ 24,302,290,685.74	$ —	$ 228,842,074.96
Norman R. Nielsen	$ 24,301,874,299.84	$ —	$ 229,258,460.86
Joyce G. Norden	$ 24,296,730,545.02	$ —	$ 234,402,215.68
Patricia L. Sawyer	$ 24,303,832,760.74	$ —	$ 227,299,999.96
John W. Waechter	$ 24,303,568,956.41	$ —	$ 227,563,804.29
Alan F. Warrick	$ 24,298,534,836.00	$ —	$ 232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 167,905,841.35	$ —	$ 27,069.85 / $ 9,417,912.67

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 167,905,841.35	$ —	$ 27,069.85 / $ 9,417,912.67

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 167,905,841.35	$ —	$ 27,069.85 / $ 9,417,912.67

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 167,905,841.35	$ —	$ 27,069.85 / $ 9,417,912.67

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 167,905,841.35	$ —	$ 27,069.85 / $ 9,417,912.67

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

TRANSAMERICA LARGE CAP GROWTH

RESULTS OF SHAREHOLDER PROXY

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$ 24,297,756,976.14	$ —	$ 233,375,784.56
Sandra N. Bane	$ 24,301,005,287.26	$ —	$ 230,127,473.44
Leo J. Hill	$ 24,303,864,648.88	$ —	$ 227,268,111.82
David W. Jennings	$ 24,305,514,957.51	$ —	$ 225,617,803.19
Russell A. Kimball, Jr.	$ 24,302,578,520.25	$ —	$ 228,554,240.45
Eugene M. Mannella	$ 24,302,290,685.74	$ —	$ 228,842,074.96
Norman R. Nielsen	$ 24,301,874,299.84	$ —	$ 229,258,460.86
Joyce G. Norden	$ 24,296,730,545.02	$ —	$ 234,402,215.68
Patricia L. Sawyer	$ 24,303,832,760.74	$ —	$ 227,299,999.96
John W. Waechter	$ 24,303,568,956.41	$ —	$ 227,563,804.29
Alan F. Warrick	$ 24,298,534,836.00	$ —	$ 232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 133,023,503.67	$ —	$ — / $ 56,350.84

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 133,023,503.67	$ —	$ — / $ 56,350.84

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 133,023,503.67	$ —	$ — / $ 56,350.84

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 133,023,503.67	$ —	$ — / $ 56,350.84

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 133,023,503.67	$ —	$ — / $ 56,350.84

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

TRANSAMERICA LARGE CAP VALUE

RESULTS OF SHAREHOLDER PROXY (unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$ 24,297,756,976.14	$ —	$ 233,375,784.56
Sandra N. Bane	$ 24,301,005,287.26	$ —	$ 230,127,473.44
Leo J. Hill	$ 24,303,864,648.88	$ —	$ 227,268,111.82
David W. Jennings	$ 24,305,514,957.51	$ —	$ 225,617,803.19
Russell A. Kimball, Jr.	$ 24,302,578,520.25	$ —	$ 228,554,240.45
Eugene M. Mannella	$ 24,302,290,685.74	$ —	$ 228,842,074.96
Norman R. Nielsen	$ 24,301,874,299.84	$ —	$ 229,258,460.86
Joyce G. Norden	$ 24,296,730,545.02	$ —	$ 234,402,215.68
Patricia L. Sawyer	$ 24,303,832,760.74	$ —	$ 227,299,999.96
John W. Waechter	$ 24,303,568,956.41	$ —	$ 227,563,804.29
Alan F. Warrick	$ 24,298,534,836.00	$ —	$ 232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 1,227,508,407.73	$ —	$ 60,923.60 / $ 4,099,370.46

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 1,227,508,407.73	$ —	$ 60,923.60 / $ 4,099,370.46

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 1,227,508,407.73	$ —	$ 60,923.60 / $ 4,099,370.46

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 1,227,508,407.73	$ —	$ 60,923.60 / $ 4,099,370.46

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 1,227,508,407.73	$ —	$ 60,923.60 / $ 4,099,370.46

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

TRANSAMERICA MONEY MARKET

RESULTS OF SHAREHOLDER PROXY (unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$ 24,297,756,976.14	$ —	$ 233,375,784.56
Sandra N. Bane	$ 24,301,005,287.26	$ —	$ 230,127,473.44
Leo J. Hill	$ 24,303,864,648.88	$ —	$ 227,268,111.82
David W. Jennings	$ 24,305,514,957.51	$ —	$ 225,617,803.19
Russell A. Kimball, Jr.	$ 24,302,578,520.25	$ —	$ 228,554,240.45
Eugene M. Mannella	$ 24,302,290,685.74	$ —	$ 228,842,074.96
Norman R. Nielsen	$ 24,301,874,299.84	$ —	$ 229,258,460.86
Joyce G. Norden	$ 24,296,730,545.02	$ —	$ 234,402,215.68
Patricia L. Sawyer	$ 24,303,832,760.74	$ —	$ 227,299,999.96
John W. Waechter	$ 24,303,568,956.41	$ —	$ 227,563,804.29
Alan F. Warrick	$ 24,298,534,836.00	$ —	$ 232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 204,316,909.73	$ 1,970,395.27	$ 5,187,389.57 / $ 23,228,270.00

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 203,083,662.68	$ 1,964,925.00	$ 6,426,106.89 / $ 23,228,270.00
Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 203,454,492.80	$ 1,361,229.61	$ 6,658,972.16 / $ 23,228,270.00

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 201,757,767.45	$ 2,027,112.31	$ 7,689,814.81 / $ 23,228,270.00

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 203,518,881.50	$ 1,268,218.57	$ 6,687,594.50 / $ 23,228,270.00

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

TRANSAMERICA MULTI-MANAGED BALANCED

RESULTS OF SHAREHOLDER PROXY

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$ 24,297,756,976.14	$ —	$ 233,375,784.56
Sandra N. Bane	$ 24,301,005,287.26	$ —	$ 230,127,473.44
Leo J. Hill	$ 24,303,864,648.88	$ —	$ 227,268,111.82
David W. Jennings	$ 24,305,514,957.51	$ —	$ 225,617,803.19
Russell A. Kimball, Jr.	$ 24,302,578,520.25	$ —	$ 228,554,240.45
Eugene M. Mannella	$ 24,302,290,685.74	$ —	$ 228,842,074.96
Norman R. Nielsen	$ 24,301,874,299.84	$ —	$ 229,258,460.86
Joyce G. Norden	$ 24,296,730,545.02	$ —	$ 234,402,215.68
Patricia L. Sawyer	$ 24,303,832,760.74	$ —	$ 227,299,999.96
John W. Waechter	$ 24,303,568,956.41	$ —	$ 227,563,804.29
Alan F. Warrick	$ 24,298,534,836.00	$ —	$ 232,597,924.70

At a special meeting of shareholders held on December 21, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 147,716,215.05	$ 6,584,379.55	$ 9,649,173.97 / $ 51,964,866.56

At a special meeting of shareholders held on December 21, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 145,810,640.60	$ 8,161,129.78	$ 9,977,998.19 / $ 51,964,866.56

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 145,643,309.24	$ 8,245,904.49	$ 10,060,554.84 / $ 51,964,866.56

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 145,449,833.42	$ 8,223,644.51	$ 10,276,290.65 / $ 51,964,866.56

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 147,660,384.92	$ 6,013,158.00	$ 10,276,225.65 / $ 51,964,866.56

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

TRANSAMERICA SHORT-TERM BOND

RESULTS OF SHAREHOLDER PROXY

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$ 24,297,756,976.14	$ —	$ 233,375,784.56
Sandra N. Bane	$ 24,301,005,287.26	$ —	$ 230,127,473.44
Leo J. Hill	$ 24,303,864,648.88	$ —	$ 227,268,111.82
David W. Jennings	$ 24,305,514,957.51	$ —	$ 225,617,803.19
Russell A. Kimball, Jr.	$ 24,302,578,520.25	$ —	$ 228,554,240.45
Eugene M. Mannella	$ 24,302,290,685.74	$ —	$ 228,842,074.96
Norman R. Nielsen	$ 24,301,874,299.84	$ —	$ 229,258,460.86
Joyce G. Norden	$ 24,296,730,545.02	$ —	$ 234,402,215.68
Patricia L. Sawyer	$ 24,303,832,760.74	$ —	$ 227,299,999.96
John W. Waechter	$ 24,303,568,956.41	$ —	$ 227,563,804.29
Alan F. Warrick	$ 24,298,534,836.00	$ —	$ 232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 1,640,845,640.03	$ 8,714,889.55	$ 21,815,840.99 / $ 1,208,035,058.87

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 1,638,785,616.80	$ 10,002,518.21	$ 22,588,173.70 / $ 1,208,035,120.73

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 1,639,138,991.20	$ 11,289,032.73	$ 20,948,305.27 / $ 1,208,035,100.25

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 1,637,558,509.42	$ 10,152,190.42	$ 23,665,618.63 / $ 1,208,035,110.98

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 1,641,360,497.52	$ 9,853,118.46	$ 20,162,723.45 / $ 1,208,035,090.02

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

TRANSAMERICA SMALL CAP VALUE

RESULTS OF SHAREHOLDER PROXY

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$ 24,297,756,976.14	$ —	$ 233,375,784.56
Sandra N. Bane	$ 24,301,005,287.26	$ —	$ 230,127,473.44
Leo J. Hill	$ 24,303,864,648.88	$ —	$ 227,268,111.82
David W. Jennings	$ 24,305,514,957.51	$ —	$ 225,617,803.19
Russell A. Kimball, Jr.	$ 24,302,578,520.25	$ —	$ 228,554,240.45
Eugene M. Mannella	$ 24,302,290,685.74	$ —	$ 228,842,074.96
Norman R. Nielsen	$ 24,301,874,299.84	$ —	$ 229,258,460.86
Joyce G. Norden	$ 24,296,730,545.02	$ —	$ 234,402,215.68
Patricia L. Sawyer	$ 24,303,832,760.74	$ —	$ 227,299,999.96
John W. Waechter	$ 24,303,568,956.41	$ —	$ 227,563,804.29
Alan F. Warrick	$ 24,298,534,836.00	$ —	$ 232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 237,547,799.01	$ —	$ — / $ 114,233.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 237,547,799.01	$ —	$ — / $ 114,233.70

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 237,547,799.01	$ —	$ — / $ 114,233.70

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 237,547,799.01	$ —	$ — / $ 114,233.70

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 237,547,799.01	$ —	$ — / $ 114,233.70

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

TRANSAMERICA SMALL/MID CAP VALUE

RESULTS OF SHAREHOLDER PROXY (unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$ 24,297,756,976.14	$ —	$ 233,375,784.56
Sandra N. Bane	$ 24,301,005,287.26	$ —	$ 230,127,473.44
Leo J. Hill	$ 24,303,864,648.88	$ —	$ 227,268,111.82
David W. Jennings	$ 24,305,514,957.51	$ —	$ 225,617,803.19
Russell A. Kimball, Jr.	$ 24,302,578,520.25	$ —	$ 228,554,240.45
Eugene M. Mannella	$ 24,302,290,685.74	$ —	$ 228,842,074.96
Norman R. Nielsen	$ 24,301,874,299.84	$ —	$ 229,258,460.86
Joyce G. Norden	$ 24,296,730,545.02	$ —	$ 234,402,215.68
Patricia L. Sawyer	$ 24,303,832,760.74	$ —	$ 227,299,999.96
John W. Waechter	$ 24,303,568,956.41	$ —	$ 227,563,804.29
Alan F. Warrick	$ 24,298,534,836.00	$ —	$ 232,597,924.70

At a special meeting of shareholders held on December 21, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset

Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 248,460,669.87	$ 7,358,495.52	$ 14,150,817.29 / $ 93,618,052.55

At a special meeting of shareholders on December 21, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 244,361,524.32	$ 7,473,316.34	$ 18,135,142.02 / $ 93,618,052.55

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 245,767,811.14	$ 6,619,665.44	$ 17,582,506.10 / $ 93,618,052.55

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

At a special meeting of shareholders held on January 18, 2013, the results of Proposal III were as follows:

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 246,482,103.55	$ 7,530,488.57	$ 18,295,874.04 / $ 93,083,037.34

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 245,899,499.20	$ 7,638,056.77	$ 18,770,910.19 / $ 93,083,037.34

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

TRANSAMERICA TACTICAL INCOME

RESULTS OF SHAREHOLDER PROXY

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$ 24,297,756,976.14	$ —	$ 233,375,784.56
Sandra N. Bane	$ 24,301,005,287.26	$ —	$ 230,127,473.44
Leo J. Hill	$ 24,303,864,648.88	$ —	$ 227,268,111.82
David W. Jennings	$ 24,305,514,957.51	$ —	$ 225,617,803.19
Russell A. Kimball, Jr.	$ 24,302,578,520.25	$ —	$ 228,554,240.45
Eugene M. Mannella	$ 24,302,290,685.74	$ —	$ 228,842,074.96
Norman R. Nielsen	$ 24,301,874,299.84	$ —	$ 229,258,460.86
Joyce G. Norden	$ 24,296,730,545.02	$ —	$ 234,402,215.68
Patricia L. Sawyer	$ 24,303,832,760.74	$ —	$ 227,299,999.96
John W. Waechter	$ 24,303,568,956.41	$ —	$ 227,563,804.29
Alan F. Warrick	$ 24,298,534,836.00	$ —	$ 232,597,924.70

At a special meeting of shareholders held on December 21, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 192,312,474.00	$ 3,474,727.38	$ 10,458,833.98 / $ 74,953,811.12

At a special meeting of shareholders held on December 21, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 189,763,119.63	$ 4,720,294.22	$ 11,762,621.51 / $ 74,953,811.12

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 190,703,551.90	$ 5,187,519.12	$ 10,354,964.34 / $ 74,953,811.12

Transamerica Funds	Semi-Annual Report 2013

Transamerica Funds

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 190,653,183.82	$ 4,726,475.88	$ 10,866,375.65 / $ 74,953,811.12

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 192,422,438.99	$ 3,634,513.98	$ 10,189,082.39 / $ 74,953,811.12

Transamerica Funds	Semi-Annual Report 2013

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamericainvestments.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Fund money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday–Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2013

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2013

P.O. Box 9012

Clearwater, FL 33758-9012

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

I2 Funds

Semi-Annual Report

April 30, 2013

www.transamericainvestments.com

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Dear Fellow Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to understand market conditions over the last six months in order to provide a context for reading this report. In November of 2012, financial markets were focused on the U.S. presidential elections and the impending U.S. fiscal cliff. Despite the Federal Reserve announcing targeted quantitative easing in December 2012, investor concern over the fiscal cliff held the U.S. markets down through the end of the year. During this time improving conditions in Europe and China drove international equities higher. On January 2, 2013 the U.S. Congress successfully resolved the fiscal cliff and as a result U.S. markets moved up strongly over the next three months. In February and March, slowing growth in China caused emerging markets to decline. At the same time, economic weakness in Europe reasserted itself pushing those markets down as well. The period ended in April with Japan announcing a massive new monetary easing program and at the same time, global exports improved, helping to boost both U.S. and international markets.

For the six month period ended April 30, 2013, the Standard & Poor’s 500® Index gained 13.13%, the Morgan Stanley Capital International - Europe, Australasia, Far East Index (“MSCI-EAFE”) gained 17.18% and the Barclays U.S. Aggregate Bond Index gained 0.90%. Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Thomas A. Swank

President & Chief Executive Officer

Transamerica Funds

Christopher A. Staples

Vice President & CIO-Advisory Services

Transamerica Funds

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, and other fund expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the funds and to compare these costs with the ongoing costs of investing in other funds.

The example are based on an investment of $1,000 invested at November 1, 2012 and held for the entire period until April 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica Arbitrage Strategy	$1,000.00	$1,020.50	$7.97	$1,016.91	$7.95	1.59	%(c)
Transamerica Bond	1,000.00	1,069.50	3.59	1,021.32	3.51	0.70
Transamerica Core Bond	1,000.00	1,014.50	2.50	1,022.32	2.51	0.50
Transamerica Developing Markets Equity	1,000.00	1,046.00	7.00	1,017.95	6.90	1.38
Transamerica Global Real Estate Securities	1,000.00	1,179.50	5.19	1,020.03	4.81	0.96
Transamerica Growth	1,000.00	1,126.40	4.48	1,020.58	4.26	0.85
Transamerica International	1,000.00	1,114.00	5.61	1,019.49	5.36	1.07
Transamerica International Equity Opportunities	1,000.00	1,132.80	5.55	1,019.59	5.26	1.05
Transamerica International Small Cap	1,000.00	1,135.80	6.35	1,018.84	6.01	1.20
Transamerica International Value Opportunities	1,000.00	1,104.90	6.26	1,018.84	6.01	1.20
Transamerica Long/Short Strategy	1,000.00	1,050.20	18.96	1,006.30	18.55	3.73	(D)
Transamerica Mid Cap Value	1,000.00	1,156.60	4.76	1,020.38	4.46	0.89
Transamerica Real Return TIPS	1,000.00	1,012.00	3.89	1,020.93	3.91	0.78
Transamerica Select Equity	1,000.00	1,157.80	4.12	1,020.98	3.86	0.77
Transamerica Total Return	1,000.00	1,019.00	3.75	1,021.08	3.76	0.75
Transamerica Value	1,000.00	1,153.10	4.64	1,020.48	4.36	0.87

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Includes dividends and interest on securities sold short (representing 0.34% of average net assets).

(D)	Includes dividends and interest on securities sold short (representing 2.29% of average net assets).

Transamerica Funds	Semi-Annual Report 2013

Schedules of Investments Composition

At April 30, 2013

(The following charts summarize the Schedule of Investments of each fund by asset type)

(unaudited)

Transamerica Arbitrage Strategy	% of Net Assets
Common Stocks	87.7%
Repurchase Agreement	12.3
Purchased Options	0.2
Other Assets and Liabilities - Net(A)	(0.2)
Total	100.0%

Transamerica Bond	% of Net Assets
Corporate Debt Securities	51.9%
Foreign Government Obligations	15.0
Securities Lending Collateral	11.8
Convertible Bonds	6.9
Mortgage-Backed Securities	6.6
U.S. Government Agency Obligations	5.2
U.S. Government Obligations	4.7
Repurchase Agreement	3.5
Convertible Preferred Stocks	2.8
Preferred Stocks	1.5
Common Stocks	1.1
Asset-Backed Securities	0.4
Preferred Corporate Debt Security	0.1
Other Assets and Liabilities - Net	(11.5)
Total	100.0%

Transamerica Core Bond	% of Net Assets
U.S. Government Agency Obligations	43.9%
Corporate Debt Securities	18.4
Mortgage-Backed Securities	13.6
U.S. Government Obligations	12.2
Securities Lending Collateral	6.0
Asset-Backed Securities	2.9
Foreign Government Obligations	2.9
Repurchase Agreement	1.4
Municipal Government Obligations	0.4
Convertible Bonds	0.0	(B)
Other Assets and Liabilities - Net	(1.7)
Total	100.0%

Transamerica Developing Markets Equity	% of Net Assets
Common Stocks	94.3%
Securities Lending Collateral	7.8
Repurchase Agreement	4.0
Preferred Stocks	1.8
Other Assets and Liabilities - Net	(7.9)
Total	100.0%

Transamerica Global Real Estate Securities	% of Net Assets
Common Stocks	99.1%
Securities Lending Collateral	7.4
Repurchase Agreement	1.0
Other Assets and Liabilities - Net	(7.5)
Total	100.0%

Transamerica Growth	% of Net Assets
Common Stocks	99.2%
Securities Lending Collateral	7.0
Repurchase Agreement	0.9
Other Assets and Liabilities - Net	(7.1)
Total	100.0%

Transamerica International	% of Net Assets
Common Stocks	95.5%
Securities Lending Collateral	14.8
Repurchase Agreement	4.0
Convertible Preferred Stock	0.6
Other Assets and Liabilities - Net	(14.9)
Total	100.0%

Transamerica International Equity Opportunities	% of Net Assets
Common Stocks	98.1%
Securities Lending Collateral	10.6
Repurchase Agreement	1.3
Other Assets and Liabilities - Net	(10.0)
Total	100.0%

Transamerica International Small Cap	% of Net Assets
Common Stocks	96.4%
Securities Lending Collateral	5.6
Repurchase Agreement	2.9
Preferred Stocks	0.4
Other Assets and Liabilities - Net(A)	(5.3)
Total	100.0%

Transamerica International Value Opportunities	% of Net Assets
Common Stocks	96.3%
Securities Lending Collateral	9.3
Repurchase Agreement	2.9
Other Assets and Liabilities - Net(A)	(8.5)
Total	100.0%

Transamerica Long/Short Strategy	% of Net Assets
Common Stocks	102.8%
Repurchase Agreement	0.0	(B)
Other Assets and Liabilities - Net(A)	(2.8)
Total	100.0%

Transamerica Mid Cap Value	% of Net Assets
Common Stocks	96.7%
Securities Lending Collateral	8.1
Repurchase Agreement	3.7
Other Assets and Liabilities - Net	(8.5)
Total	100.0%

Transamerica Funds	Semi-Annual Report 2013

Schedules of Investments Composition (continued)

At April 30, 2013

(The following charts summarize the Schedule of Investments of each fund by asset type)

(unaudited)

Transamerica Real Return TIPS	% of Net Assets
U.S. Government Obligations	107.3%
Corporate Debt Securities	6.6
Foreign Government Obligations	6.4
Securities Lending Collateral	4.9
Mortgage-Backed Securities	3.1
Asset-Backed Securities	0.7
U.S. Government Agency Obligations	0.5
Municipal Government Obligations	0.1
Short-Term U.S. Government Obligation	0.1
Repurchase Agreement	0.1
Purchased Foreign Exchange Options	0.0	(B)
Purchased Swaption	0.0	(B)
Other Assets and Liabilities - Net(A)	(29.8)
Total	100.0%

Transamerica Select Equity	% of Net Assets
Common Stocks	96.7%
Repurchase Agreement	3.1
Securities Lending Collateral	0.9
Other Assets and Liabilities - Net	(0.7)
Total	100.0%

Transamerica Total Return	% of Net Assets
U.S. Government Obligations	35.9%
U.S. Government Agency Obligations	28.4
Corporate Debt Securities	16.5
Mortgage-Backed Securities	9.0
Foreign Government Obligations	9.0
Municipal Government Obligations	6.8
Asset-Backed Securities	4.9
Repurchase Agreements	2.9
Commercial Paper	2.5
Securities Lending Collateral	1.3
Convertible Preferred Stock	0.3
Loan Assignments	0.3
Short-Term U.S. Government Obligations	0.2
Preferred Stock	0.1
Purchased Swaption	0.1
Other Assets and Liabilities - Net(A)	(18.2)
Total	100.0%

Transamerica Value	% of Net Assets
Common Stocks	86.0%
Repurchase Agreement	12.0
Securities Lending Collateral	2.8
Short-Term U.S. Government Obligation	2.5
Other Assets and Liabilities - Net	(3.3)
Total	100.0%

(A)	The Other Assets and Liabilities - Net category may include, but is not limited to, Reverse Repurchase Agreements, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, Securities Sold Short, TBA Short Commitments, and Cash Collateral.

(B)	Amount rounds to less than 0.1%

Transamerica Funds	Semi-Annual Report 2013

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 87.7%
Capital Markets - 0.0% (A)
Stifel Financial Corp. (B)	1	$ 32
Chemicals - 0.3%
Ferro Corp. (B)	48,297	340,011
Commercial Banks - 0.3%
FirstMerit Corp.	1	17
Sterling Bancorp	29,204	329,421
Commercial Services & Supplies - 0.9%
EnergySolutions, Inc. (B)	227,690	940,360
Consumer Finance - 2.0%
Asset Acceptance Capital Corp. (B)	7,886	51,022
Netspend Holdings, Inc. (B)	125,154	1,997,458
Diversified Financial Services - 4.8%
NYSE Euronext (C)	126,938	4,926,464
Electronic Equipment & Instruments - 1.8%
Power-One, Inc. (B)	229,952	1,453,297
Softchoice Corp.	20,178	400,776
Energy Equipment & Services - 4.0%
Lufkin Industries, Inc.	45,691	4,034,058
Food Products - 10.0%
Copeinca ASA	28,984	304,089
DE Master Blenders 1753 NV (B)	240,830	3,818,621
GrainCorp, Ltd. - Class A	78,822	1,047,584
HJ Heinz Co. (C)	69,760	5,052,019
Health Care Equipment & Supplies - 1.6%
Conceptus, Inc. (B)	37,913	1,175,682
Palomar Medical Technologies, Inc. (B)	31,121	421,690
Health Care Providers & Services - 6.4%
Coventry Health Care, Inc. (C)	131,532	6,517,411
Household Durables - 0.6%
American Greetings Corp. - Class A	34,761	640,993
Insurance - 8.9%
Alterra Capital Holdings, Ltd. (C)	191,087	6,219,882
Great-West Lifeco, Inc. (B)	56,535	1,526,380
National Financial Partners Corp. (B)	52,296	1,325,181
Life Sciences Tools & Services - 4.1%
Life Technologies Corp. (B)	57,007	4,200,846
Machinery - 5.0%
Gardner Denver, Inc.	67,794	5,090,651
Media - 10.9%
Astral Media, Inc. - Class A	88,425	4,300,784
Fisher Communications, Inc.	7,911	327,674
Liberty Global, Inc. - Series A (B)	11,460	829,360
Virgin Media, Inc. (C)	115,233	5,621,066
Metals & Mining - 2.2%
Aurizon Mines, Ltd. (B)	309,229	1,325,991
Flinders Mines, Ltd. (B)	3,058,100	152,176
Sundance Resources, Ltd. (B)	4,464,001	485,922
Yancoal Australia, Ltd. - Class CVR (B)	82,736	222,150
Oil, Gas & Consumable Fuels - 5.9%
McMoRan Exploration Co. (B)	121,833	2,016,336
Plains Exploration & Production Co. (B) (C)	80,406	3,634,351
Whitehaven Coal, Ltd. - Class B	167,156	337,917
Paper & Forest Products - 1.0%
Buckeye Technologies, Inc.	26,678	1,002,826
Real Estate Investment Trusts - 0.3%
MPG Office Trust, Inc. (B)	106,954	333,697

	Shares	Value
Semiconductors & Semiconductor Equipment - 5.1%
Cymer, Inc. (B)	49,979	$ 5,235,800
Specialty Retail - 3.4%
Hot Topic, Inc.	110,503	1,541,517
OfficeMax, Inc.	168,771	1,942,554
Textiles, Apparel & Luxury Goods - 0.8%
K-Swiss, Inc. - Class A (B)	170,664	808,947
Thrifts & Mortgage Finance - 4.1%
Hudson City Bancorp, Inc. (C)	501,271	4,165,562
Wireless Telecommunication Services - 3.3%
Clearwire Corp. - Class A (B)	264,629	889,153
MetroPCS Communications, Inc. (B) (C)	113,500	1,343,840
Sprint Nextel Corp. (B)	160,489	1,131,448

Total Common Stocks (cost $87,912,781)		89,463,016

	Contracts	Value
PURCHASED OPTIONS - 0.2%
Call Options - 0.0% (A)
Cymer, Inc. Strike Price $100.00 Expires 05/18/2013	3	1,635
Freeport-McMoRan Copper & Gold, Inc. Strike Price $35.00 Expires 05/18/2013	23	92
Freeport-McMoRan Copper & Gold, Inc. Strike Price $36.00 Expires 05/18/2013	41	164
Sprint Nextel Corp. Strike Price $7.00 Expires 08/17/2013	405	15,390
Put Options - 0.2%
Cymer, Inc. Strike Price $85.00 Expires 05/18/2013	126	2,520
Liberty Global, Inc. Strike Price $80.00 Expires 07/20/2013	111	95,460
Liberty Global, Inc. Strike Price $85.00 Expires 07/20/2013	35	44,275
MetroPCS Communications, Inc. Strike Price $10.00 Expires 05/18/2013	1,798	3,596
SPDR S&P 500 ETF Trust Strike Price $155.00 Expires 05/18/2013	30	1,440
SPDR S&P 500 ETF Trust Strike Price $156.00 Expires 05/18/2013	54	3,348
SPDR S&P 500 ETF Trust Strike Price $157.00 Expires 05/18/2013	48	3,744
SPDR S&P 500 ETF Trust Strike Price $158.00 Expires 05/18/2013	51	5,151
Sprint Nextel Corp. Strike Price $7.00 Expires 08/17/2013	68	3,196

Total Purchased Options (cost $512,999)		180,011

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 12.3%

State Street Bank & Trust Co.
0.03% (D), dated 04/30/2013, to be repurchased at $12,584,178 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 06/01/2032, and with a value of $12,836,917.

	$ 12,584,167	$ 12,584,167

Total Repurchase Agreement (cost $12,584,167)		12,584,167

Total Investment Securities (cost $101,009,947) (E)		102,227,194
Other Assets and Liabilities - Net		(235,995)

Net Assets		$ 101,991,199

	Shares	Value
SECURITIES SOLD SHORT - (27.6%)

COMMON STOCKS - (26.3%)
Commercial Banks - (4.2%)
M&T Bank Corp.	(42,139)	$ (4,222,328)
Diversified Financial Services - (3.5%)
IntercontinentalExchange, Inc. (B)	(21,617)	(3,522,058)
Health Care Equipment & Supplies - (0.1%)
Cynosure, Inc. - Class A (B)	(5,383)	(139,204)
Health Care Providers & Services - (2.9%)
Aetna, Inc.	(51,062)	(2,933,001)
Insurance - (5.8%)
Great-West Lifeco, Inc. - Class Common Subscription Receipt	(56,535)	(1,535,359)
Markel Corp. (B)	(8,235)	(4,416,019)
Media - (3.5%)
DISH Network Corp. - Class A	(3,240)	(126,976)
Liberty Global, Inc. - Series A (B)	(33,477)	(2,422,730)
Liberty Global, Inc. - Series C (B)	(15,352)	(1,038,563)
Metals & Mining - (1.6%)
Freeport-McMoRan Copper & Gold, Inc.	(42,572)	(1,295,466)
Hecla Mining Co.	(106,559)	(362,300)
Semiconductors & Semiconductor Equipment - (3.5%)
ASML Holding NV - Class G	(47,479)	(3,531,013)
Specialty Retail - (0.7%)
Office Depot, Inc. (B)	(186,531)	(720,010)
Thrifts & Mortgage Finance - (0.3%)
Provident New York Bancorp	(36,868)	(333,287)
Wireless Telecommunication Services - (0.2%)
Sprint Nextel Corp. (B)	(25,700)	(181,185)

Total Common Stocks (proceeds $(24,590,943))		(26,779,499)

INVESTMENT COMPANY - (1.3%)
United States - (1.3%)
SPDR S&P 500 ETF Trust	(8,441)	(1,347,859)

Total Investment Company (cost $(1,299,914))		(1,347,859)

Total Securities Sold Short (proceeds $(25,890,857))		$ (28,127,358)

	Contracts	Value
WRITTEN OPTIONS - (0.2%)
Call Options - (0.2%)
Clearwire Corp. Strike Price $3.00 Expires 06/22/2013	28	$ (1,260)
Clearwire Corp. Strike Price $3.50 Expires 05/18/2013	107	(1,070)
Clearwire Corp. Strike Price $3.50 Expires 06/22/2013	62	(930)
Clearwire Corp. Strike Price $4.00 Expires 06/22/2013	16	(160)
Cymer, Inc. Strike Price $95.00 Expires 05/18/2013	66	(66,000)
Cymer, Inc. Strike Price $100.00 Expires 05/18/2013	24	(13,080)
Cymer, Inc. Strike Price $105.00 Expires 05/18/2013	9	(1,755)
DISH Network Corp. Strike Price $40.00 Expires 05/18/2013	20	(2,000)
Gardner Denver, Inc. Strike Price $75.00 Expires 05/18/2013	91	(1,365)
HJ Heinz Co. Strike Price $75.00 Expires 06/22/2013	173	(865)
HJ Heinz Co. Strike Price $75.00 Expires 09/21/2013	280	(1,400)
Hot Topic, Inc. (F) Strike Price $14.00 Expires 05/18/2013	5	(90)
Hot Topic, Inc. Strike Price $14.00 Expires 08/17/2013	31	(310)
Lufkin Industries, Inc. Strike Price $90.00 Expires 05/18/2013	49	(490)
Lufkin Industries, Inc. Strike Price $90.00 Expires 06/22/2013	42	(630)
McMoRan Exploration Co. Strike Price $16.00 Expires 05/18/2013	42	(3,024)
MetroPCS Communications, Inc. Strike Price $11.00 Expires 05/18/2013	496	(44,144)
MetroPCS Communications, Inc. Strike Price $12.00 Expires 05/18/2013	639	(12,780)
Office Depot, Inc. Strike Price $4.00 Expires 05/18/2013	16	(160)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Contracts	Value
Call Options (continued)
OfficeMax, Inc. Strike Price $12.00 Expires 05/18/2013	57	$ (1,140)
Sprint Nextel Corp. Strike Price $8.00 Expires 08/17/2013	654	(6,540)
Put Options - (0.0%) (A)
ASML Holding NV (F) Strike Price $60.00 Expires 05/18/2013	10	(250)
ASML Holding NV Strike Price $62.50 Expires 05/18/2013	23	(230)
ASML Holding NV Strike Price $65.00 Expires 05/18/2013	24	(240)
HJ Heinz Co. Strike Price $70.00 Expires 06/22/2013	86	(860)
HJ Heinz Co. Strike Price $75.00 Expires 06/22/2013	9	(2,268)
Lufkin Industries, Inc. Strike Price $85.00 Expires 05/18/2013	8	(40)
Lufkin Industries, Inc. Strike Price $85.00 Expires 06/22/2013	4	(60)
McMoRan Exploration Co. Strike Price $16.00 Expires 05/18/2013	33	(363)

	Contracts	Value
Put Options (continued)
MetroPCS Communications, Inc. (F) Strike Price $8.00 Expires 05/18/2013	1,237	$ (1,237)
MetroPCS Communications, Inc. Strike Price $11.00 Expires 05/18/2013	157	(628)
SPDR S&P 500 ETF Trust Strike Price $145.00 Expires 05/18/2013	77	(539)
SPDR S&P 500 ETF Trust Strike Price $157.00 Expires 05/03/2013	6	(90)
SPDR S&P 500 ETF Trust Strike Price $157.50 Expires 05/03/2013	6	(126)
SPDR S&P 500 ETF Trust Strike Price $158.00 Expires 05/03/2013	3	(81)
SPDR S&P 500 ETF Trust Strike Price $158.50 Expires 05/03/2013	9	(342)
SPDR S&P 500 ETF Trust Strike Price $159.00 Expires 05/03/2013	9	(1,170)
Sprint Nextel Corp. Strike Price $7.00 Expires 05/18/2013	171	(1,881)

Total Written Options (premiums $(172,565))		$ (169,598)

OVER THE COUNTER SWAP AGREEMENTS: (G)

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (H)
Reference Entity	Floating Rate	Termination Date	Counterparty	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Flinders Mines, Ltd. (F)	AUD-1M-LIBOR-BBA	01/31/2018	UBS	$2,343,223	$(504)	$—	$(504)
Mikuni Coca-Cola Bottling Co., Ltd. (F)	JPY-1M-LIBOR-BBA	12/04/2017	UBS	44,920	12,238	—	12,238
Xstrata PLC (F)	GBP-1M-LIBOR-BBA	11/01/2017	UBS	190,404	(125,172)	—	(125,172)
Yancoal Australia, Ltd. (F)	AUD-1M-LIBOR-BBA	01/31/2018	UBS	383,895	2,854	—	2,854
Yancoal Australia, Ltd. - CVR (F)	AUD-1M-LIBOR-BBA	01/31/2018	UBS	450,199	14,656	—	14,656

					$(95,928)	$—	$(95,928)

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE: (H)
Reference Entity	Floating Rate	Termination Date	Counterparty	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Coca-Cola Central Japan Co., Ltd. (F)	JPY-1M-LIBOR-BBA	12/04/2017	UBS	$35,632	$(9,093)	$—	$(9,093)
Glencore Xstrata PLC (F)	GBP-1M-LIBOR-BBA	11/01/2017	UBS	580,730	125,919	—	125,919

					$116,826	$—	$116,826

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (G)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	GSC	(1,178,000)	05/15/2013	$(1,239,539)	$19,780
AUD	GSC	(30,000)	05/15/2013	(31,574)	510
AUD	GSC	(56,000)	05/15/2013	(58,673)	688
AUD	GSC	(10,000)	05/15/2013	(10,264)	(91)
AUD	GSC	(19,000)	05/15/2013	(19,527)	(147)
AUD	GSC	(8,000)	05/15/2013	(8,200)	(84)
AUD	GSC	(24,000)	05/15/2013	(24,655)	(196)
AUD	GSC	(960,000)	05/15/2013	(992,420)	(1,611)
AUD	GSC	(16,000)	05/15/2013	(16,561)	(6)
AUD	GSC	48,000	05/15/2013	50,471	(769)
AUD	GSC	60,000	05/15/2013	62,124	3
AUD	GSC	20,000	05/15/2013	20,545	163
AUD	GSC	17,000	05/15/2013	17,418	185
AUD	GSC	20,000	05/15/2013	20,546	163
CAD	GSC	(4,824,200)	05/15/2013	(4,749,930)	(36,790)
CAD	GSC	(7,000)	05/15/2013	(6,891)	(54)
CAD	GSC	(20,000)	05/15/2013	(19,714)	(131)
CAD	GSC	(2,000)	05/15/2013	(1,956)	(29)
CAD	GSC	(56,000)	05/15/2013	(54,789)	(776)
CAD	GSC	(25,000)	05/15/2013	(24,326)	(479)
CAD	GSC	(40,000)	05/15/2013	(38,929)	(760)
CAD	GSC	(20,000)	05/15/2013	(19,477)	(367)
CAD	GSC	(23,000)	05/15/2013	(22,398)	(423)
CAD	GSC	(190,000)	05/15/2013	(185,072)	(3,452)
CAD	GSC	(410,000)	05/15/2013	(399,783)	(7,031)
CAD	GSC	(23,000)	05/15/2013	(22,554)	(268)
CAD	GSC	(60,000)	05/15/2013	(58,983)	(551)
CAD	GSC	12,000	05/15/2013	11,865	42
CAD	GSC	6,000	05/15/2013	5,928	26
EUR	GSC	(692,000)	05/15/2013	(905,160)	(6,260)
EUR	GSC	(1,220,000)	05/15/2013	(1,594,667)	(12,171)
EUR	GSC	(80,000)	05/15/2013	(105,584)	218
EUR	GSC	(94,000)	05/15/2013	(122,396)	(1,409)
EUR	GSC	(186,000)	05/15/2013	(242,710)	(2,267)
EUR	GSC	(77,000)	05/15/2013	(100,534)	(881)
EUR	GSC	(800,000)	05/15/2013	(1,040,062)	(13,602)
EUR	GSC	(230,000)	05/15/2013	(299,599)	(3,329)
EUR	GSC	(125,000)	05/15/2013	(162,746)	(1,889)
EUR	GSC	(7,000)	05/15/2013	(9,166)	(53)
EUR	GSC	609,000	05/15/2013	796,570	5,532
JPY	GSC	(257,986,000)	05/15/2013	(2,593,684)	(52,931)
JPY	GSC	(2,600,000)	05/15/2013	(26,295)	(378)
JPY	GSC	5,400,000	05/15/2013	54,153	1,244
JPY	GSC	255,186,000	05/15/2013	2,610,617	7,273
NOK	GSC	(70,000)	05/15/2013	(12,159)	27
NOK	GSC	(1,198,000)	05/15/2013	(208,578)	950
NOK	GSC	(26,000)	05/15/2013	(4,551)	45
NOK	GSC	(640,000)	05/15/2013	(111,788)	867
NOK	GSC	(82,000)	05/15/2013	(14,110)	(102)
NOK	GSC	70,000	05/15/2013	12,187	(55)
NOK	GSC	185,000	05/15/2013	31,746	316

					$(111,310)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of April 30, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures (1)
GSC	$(111,310)	$—	$(111,310)
UBS	20,898	3,977,559	3,998,457
(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1%.
(B)	Non-income producing security.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open options and securities sold short transactions. Total value of securities segregated as collateral for open options and securities sold short transactions is $21,813,450.
(D)	Rate shown reflects the yield at April 30, 2013.
(E)	Aggregate cost for federal income tax purposes is $101,009,947. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $3,704,128 and $2,486,881, respectively. Net unrealized appreciation for tax purposes is $1,217,247.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued derivatives is $19,321, or 0.02% of the fund’s net assets.
(G)	Cash in the amount of $3,977,559 has been segregated by the custodian with the broker as collateral for open swap and/or forward foreign currency contracts.
(H)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

DEFINITIONS:

BBA	British Bankers’ Association
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
GSC	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
OTC	Over the Counter
SPDR	Standard & Poor’s Depositary Receipt
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Arbitrage Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Common Stocks	$83,094,557	$6,368,459	$—	$89,463,016
Purchased Options	180,011	—	—	180,011
Repurchase Agreement	—	12,584,167	—	12,584,167
Total Investment Securities	$83,274,568	$18,952,626	$—	$102,227,194

Derivative Financial Instruments
Forward Foreign Currency Contracts (J)	$—	$38,032	$—	$38,032
Total Return Swap Agreements (J)	—	155,667	—	155,667
Total Derivative Financial Instruments	$—	$193,699	$—	$193,699

Other Assets (K)
Cash	$97,872	$—	$—	$97,872
Cash on Deposit with Broker	31,226,938	—	—	31,226,938
Foreign Currency	25	—	—	25
Total Other Assets	$31,324,835	$—	$—	$31,324,835

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Securities Sold Short
Common Stocks	$(26,779,499)	$—	$—	$(26,779,499)
Investment Company	(1,347,859)	—	—	(1,347,859)
Total Securities Sold Short	$(28,127,358)	$—	$—	$(28,127,358)

Derivative Financial Instruments
Forward Foreign Currency Contracts (J)	$—	$(149,342)	$—	$(149,342)
Total Return Swap Agreements (J)	—	(134,769)	—	(134,769)
Written Options	(168,021)	(1,577)	—	(169,598)
Total Derivative Financial Instruments	$(168,021)	$(285,688)	$—	$(453,709)

(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(J)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(K)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Bond

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 4.7%
United States - 4.7%
U.S. Treasury Note
0.25%, 10/15/2015	$ 17,990,000	$ 17,984,387
0.88%, 01/31/2017	19,905,000	20,220,674

Total U.S. Government Obligations (cost $37,920,741)		38,205,061

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.2%
United States - 5.2%
Freddie Mac 3.50%, 07/01/2042 - 05/01/2043	39,752,983	42,309,729

Total U.S. Government Agency Obligations (cost $41,898,865)		42,309,729

FOREIGN GOVERNMENT OBLIGATIONS - 15.0%
Australia - 0.2%
Queensland Treasury Corp., Series MTN 7.13%, 09/18/2017 - 144A	NZD 1,640,000	1,604,936
Brazil - 1.6%
Brazilian Government International Bond
8.50%, 01/05/2024	BRL 9,100,000	5,062,252
10.25%, 01/10/2028	12,250,000	7,638,073
Canada - 7.1%
Canada Housing Trust No. 1 3.60%, 06/15/2013 - 144A	CAD 19,980,000	19,893,135
Canadian Government Bond
3.00%, 12/01/2015	9,060,000	9,449,846
4.25%, 06/01/2018	1,600,000	1,827,203
Province of Ontario Canada
2.95%, 02/05/2015 (A)	$ 15,610,000	16,311,061
4.20%, 03/08/2018 - 06/02/2020	CAD 6,965,000	7,838,716
Province of Quebec Canada 6.75%, 11/09/2015	NZD 2,825,000	2,614,586
Ireland - 0.4%
Ireland Government Bond
5.00%, 10/18/2020	EUR 285,000	419,057
5.40%, 03/13/2025	2,060,000	3,109,709
Italy - 0.1%
Italy Buoni Poliennali del Tesoro 5.75%, 02/01/2033	560,000	849,886
Malaysia - 0.9%
Malaysia Government Bond 3.31%, 10/31/2017	MYR 23,625,000	7,804,877
Mexico - 2.0%
United Mexican States 8.00%, 12/07/2023	MXN 150,800,000	15,988,131
Philippines - 0.4%
Philippine Government International Bond
3.90%, 11/26/2022	PHP 70,000,000	1,819,728
4.95%, 01/15/2021	50,000,000	1,360,544
Portugal - 0.1%
Portugal Obrigacoes do Tesouro OT 4.95%, 10/25/2023 - Reg S (A)	EUR 910,000	1,127,742
Spain - 1.5%
Spain Government Bond 4.65%, 07/30/2025	8,860,000	12,019,393

	Principal	Value
Supranational - 0.4%
Asian Development Bank, Series GMTN 2.50%, 03/15/2016 (A)	$ 2,845,000	$ 3,013,993
Uruguay - 0.3%
Uruguay Government International Bond 4.38%, 12/15/2028	UYU 32,041,802	2,145,804

Total Foreign Government Obligations (cost $108,517,851)		121,898,672

MORTGAGE-BACKED SECURITIES - 6.6%
United States - 6.6%
Banc of America Funding Corp. Series 2006-I, Class 1A1 2.64%, 12/20/2036 (B)	$ 171,434	172,257
Banc of America Funding Trust Series 2005-4, Class 1A3 5.50%, 08/25/2035	800,000	828,444
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2007-2, Class A4 5.80%, 04/10/2049 (B)	500,000	578,713
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 11A1
3.00%, 01/25/2035 (B)	68,231	64,853
Series 2004-3, Class 2A
2.84%, 07/25/2034 (B)	206,652	200,931
Citicorp Mortgage Securities, Inc. Series 2006-5, Class 1A2 6.00%, 10/25/2036	102,660	102,604
Countrywide Alternative Loan Trust Series 2004-J9, Class 1A5 4.80%, 10/25/2034 (B)	489,232	495,851
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-HYB4, Class 2A1
2.70%, 09/20/2034 (B)	531,566	506,862
Series 2005-11, Class 4A1
0.47%, 04/25/2035 (B)	783,286	595,125
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR5, Class 3A1
2.70%, 06/25/2034 (B)	893,726	880,734
Series 2005-1, Class 3A4
5.25%, 05/25/2028	290,131	299,065
Credit Suisse Mortgage Capital Certificates
Series 2007-C3, Class A4
5.87%, 06/15/2039 (B)	2,410,000	2,773,389
Series 2007-C4, Class A4
5.96%, 09/15/2039 (B)	1,200,000	1,379,171
Series 2007-C5, Class A4
5.70%, 09/15/2040 (B)	4,785,000	5,562,467
Series 2008-C1, Class A3
6.25%, 02/15/2041 (B)	1,540,000	1,817,251
CW Capital Cobalt, Ltd. Series 2006-C1, Class AM 5.25%, 08/15/2048	950,000	1,027,296

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
United States (continued)
Extended Stay America Trust Series 2013-ESH7, Class D7 4.04%, 12/05/2031 - 144A (B)	$ 5,130,000	$ 5,372,977
GMAC Mortgage Corp., Loan Trust
Series 2003-J7, Class A7
5.00%, 11/25/2033	367,966	374,478
Series 2005-AR4, Class 3A1
3.59%, 07/19/2035 (B)	1,536,859	1,424,383
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4 5.74%, 12/10/2049	3,100,000	3,611,320
GS Mortgage Securities Trust Series 2007-GG10, Class AM 5.98%, 08/10/2045 (B)	3,110,000	3,206,957
GSR Mortgage Loan Trust Series 2004-14, Class 3A1 3.13%, 12/25/2034 (B)	1,157,177	1,049,294
IndyMac Index Mortgage Loan Trust Series 2005-16IP, Class A1 0.52%, 07/25/2045 (B)	312,550	272,470
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-LDPX, Class AM 5.46%, 01/15/2049 (B)	400,000	431,664
JPMorgan Mortgage Trust
Series 2007-A1, Class 4A2
2.99%, 07/25/2035 (B)	235,060	238,449
Series 2007-A1, Class 5A1
3.00%, 07/25/2035 (B)	787,892	780,531
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-9, Class AM 5.86%, 09/12/2049 (B)	650,000	746,691
Morgan Stanley Capital I Trust Series 2007-HQ12, Class AM 5.76%, 04/12/2049 (B)	875,000	969,167
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 7A5 5.50%, 11/25/2035	1,575,000	1,599,611
Morgan Stanley Re-REMIC Trust Series 2009-GG10, Class A4B 5.98%, 08/12/2045 - 144A (B)	2,900,000	3,318,450
Motel 6 Trust Series 2012-MTL6, Class D 3.78%, 10/05/2025 - 144A	1,400,000	1,407,549
RALI Trust Series 2003-QS17, Class CB5 5.50%, 09/25/2033	1,095,000	1,124,241
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2004-21XS, Class 1A5 5.00%, 12/25/2034 (B)	937,911	963,008
Wachovia Bank Commercial Mortgage Trust Series 2006-C28, Class AM 5.60%, 10/15/2048 (B)	2,200,000	2,481,450
WaMu Mortgage Pass-Through Certificates
Series 2004-AR1, Class A
2.57%, 03/25/2034 (B)	641,401	651,772

	Principal	Value
United States (continued)
WaMu Mortgage Pass-Through Certificates (continued)
Series 2006-AR17, Class 1A1A
0.99%, 12/25/2046 (B)	$ 287,795	$ 264,833
Series 2007-OA3, Class 2A1A
0.94%, 04/25/2047 (B)	543,474	481,847
Wells Fargo Mortgage Backed Securities Trust
Series 2003-M, Class A1
4.69%, 12/25/2033 (B)	1,049,603	1,077,306
Series 2003-N, Class 1A2
4.59%, 12/25/2033 (B)	875,320	881,678
Series 2005-12, Class 1A2
5.50%, 11/25/2035	876,378	907,463
Series 2005-AR2, Class 2A2
2.68%, 03/25/2035 (B)	752,375	757,879
Series 2005-AR4, Class 2A2
2.73%, 04/25/2035 (B)	1,770,551	1,801,397

Total Mortgage-Backed Securities (cost $45,585,972)		53,481,878

ASSET-BACKED SECURITIES - 0.4%
United States - 0.4%
Chesapeake Funding LLC
Series 2009-2A, Class B
1.95%, 09/15/2021 - 144A (B)	1,000,000	1,006,151
Series 2009-2A, Class C
1.95%, 09/15/2021 - 144A (B)	1,200,000	1,205,542
Countrywide Asset-Backed Certificates Series 2004-13, Class AF5B 5.10%, 05/25/2035 (B)	625,000	597,341
DSC Floorplan Master Owner Trust Series 2011-1, Class B 8.11%, 03/15/2016 - 144A	850,000	854,831

Total Asset-Backed Securities (cost $3,205,268)		3,663,865

PREFERRED CORPORATE DEBT SECURITY - 0.1%
United States - 0.1%
Hercules, Inc. 6.50%, 06/30/2029	1,260,000	1,171,800

Total Preferred Corporate Debt Security (cost $1,074,572)		1,171,800

CORPORATE DEBT SECURITIES - 51.9%
Australia - 0.6%
Newcrest Finance Pty, Ltd. 4.20%, 10/01/2022 - 144A	4,795,000	4,878,874
Austria - 0.5%
OGX Austria GmbH
8.38%, 04/01/2022 - 144A	6,100,000	3,721,000
8.50%, 06/01/2018 - 144A (A)	800,000	502,000
Belgium - 0.1%
Delhaize Group SA 5.70%, 10/01/2040 (A)	500,000	524,841
Canada - 0.6%
Bell Canada 6.10%, 03/16/2035 - 144A	CAD 475,000	577,685
Bombardier, Inc. 7.45%, 05/01/2034 - 144A	$ 800,000	827,000
Connacher Oil and Gas, Ltd. 8.50%, 08/01/2019 - 144A (A)	2,325,000	1,482,188

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Canada (continued)
Methanex Corp.
3.25%, 12/15/2019	$ 1,050,000	$ 1,075,271
5.25%, 03/01/2022	350,000	398,004
Cayman Islands - 0.3%
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.35%, 06/30/2021 - 144A	1,045,000	1,159,950
Schahin II Finance Co. SPV, Ltd. 5.88%, 09/25/2022 - 144A (A)	1,373,867	1,440,499
Chile - 0.0% (C)
Banco Santander Chile 6.50%, 09/22/2020 - 144A	CLP 100,000,000	210,213
France - 0.0% (C)
Societe Generale SA 5.20%, 04/15/2021 - 144A (A)	$ 200,000	227,852
Isle of Man - 0.3%
AngloGold Ashanti Holdings PLC 5.13%, 08/01/2022 (A)	2,450,000	2,467,745
Korea, Republic of - 1.3%
Export-Import Bank of Korea 4.00%, 11/26/2015 - 144A	PHP 386,300,000	9,842,391
Hyundai Capital Services, Inc. 3.50%, 09/13/2017 - 144A	$ 800,000	853,039
Luxembourg - 3.1%
ArcelorMittal
6.00%, 03/01/2021 (A)	1,490,000	1,578,655
6.75%, 02/25/2022 (A)	175,000	191,953
7.25%, 03/01/2041 (A)	4,715,000	4,821,658
7.50%, 10/15/2039	6,975,000	7,338,195
Telecom Italia Capital SA
6.00%, 09/30/2034	7,270,000	7,046,578
6.38%, 11/15/2033	4,240,000	4,275,247
Mexico - 0.7%
America Movil SAB de CV 8.46%, 12/18/2036	MXN 50,000,000	5,016,138
Mexichem SAB de CV 4.88%, 09/19/2022 - 144A (A)	$ 800,000	870,000
Netherlands - 2.4%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017 (A)	1,030,000	1,109,207
3.88%, 02/08/2022 (A)	1,810,000	1,965,823
EDP Finance BV
4.90%, 10/01/2019 - 144A	3,200,000	3,251,200
6.00%, 02/02/2018 - 144A (A)	200,000	213,600
Enel Finance International NV
5.13%, 10/07/2019 - 144A (A)	800,000	870,304
6.00%, 10/07/2039 - 144A	11,290,000	11,451,740
6.80%, 09/15/2037 - 144A	100,000	109,459
Spain - 1.3%
Telefonica Emisiones SAU 7.05%, 06/20/2036	8,925,000	10,389,985
United Kingdom - 1.3%
Barclays Bank PLC, Series EMTN 6.00%, 01/14/2021 - Reg S	EUR 2,950,000	4,541,275
HBOS PLC
6.00%, 11/01/2033 - 144A (A)	$ 200,000	197,558
6.75%, 05/21/2018 - 144A	3,600,000	4,017,535

	Principal	Value
United Kingdom (continued)
Lloyds TSB Bank PLC, Series EMTN 6.50%, 03/24/2020	EUR 1,300,000	$ 2,015,220
United States - 39.4%
Alcatel-Lucent USA, Inc.
6.45%, 03/15/2029	$ 3,050,000	2,379,000
6.50%, 01/15/2028	1,275,000	981,750
Ally Financial, Inc. 4.63%, 06/26/2015 (A)	7,195,000	7,581,731
American International Group, Inc.
6.25%, 03/15/2037	4,900,000	5,469,625
8.18%, 05/15/2068 (B)	5,210,000	7,046,525
American Tower Corp. 4.70%, 03/15/2022	3,330,000	3,665,561
Arch Coal, Inc. 7.25%, 06/15/2021 (A)	2,215,000	2,026,725
Arrow Electronics, Inc. 3.00%, 03/01/2018	1,640,000	1,678,681
Aviation Capital Group Corp. 6.75%, 04/06/2021 - 144A (A)	1,055,000	1,177,898
Avon Products, Inc. 5.00%, 03/15/2023 (A)	2,295,000	2,497,059
Bank of America Corp. 8.00%, 01/30/2018 (B) (D)	215,000	244,245
Beazer Homes USA, Inc. 9.13%, 05/15/2019 (A)	1,890,000	2,069,550
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.38%, 02/15/2018 - 144A	830,000	896,400
Braskem America Finance Co. 7.13%, 07/22/2041 - 144A	2,765,000	2,937,812
Bruce Mansfield Unit 6.85%, 06/01/2034	2,599,244	2,889,839
CCO Holdings LLC / CCO Holdings Capital Corp. 7.38%, 06/01/2020 (A)	350,000	392,875
CenturyLink, Inc.
7.20%, 12/01/2025	595,000	627,464
7.60%, 09/15/2039	6,120,000	6,303,600
7.65%, 03/15/2042	1,540,000	1,586,200
Chesapeake Energy Corp.
6.63%, 08/15/2020	75,000	84,844
6.88%, 11/15/2020	490,000	559,825
CHS/Community Health Systems, Inc. 8.00%, 11/15/2019	2,675,000	3,032,781
Citigroup, Inc. 6.00%, 10/31/2033	11,785,000	13,314,540
CommScope, Inc. 8.25%, 01/15/2019 - 144A	635,000	693,738
ConAgra Foods, Inc. 6.63%, 08/15/2039 - 144A	3,060,000	3,969,909
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	840,000	882,084
6.25%, 10/22/2021	300,000	315,000
6.70%, 12/15/2022	688,166	744,940
CVS Pass-Through Trust 6.94%, 01/10/2030	1,163,377	1,457,413

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
United States (continued)
DDR Corp. 7.88%, 09/01/2020 (A)	$ 1,585,000	$ 2,056,474
Delta Air Lines, Inc., Pass-Through Trust
6.82%, 02/10/2024	2,067,657	2,400,963
8.02%, 02/10/2024	1,713,017	1,884,318
Dillard’s, Inc. 7.13%, 08/01/2018	990,000	1,149,638
Dynegy Holdings, LLC 7.63%, 10/15/2026 (E)	450,000	—
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 11.25%, 12/01/2018 - 144A (F)	5,513,000	5,209,785
Energy Transfer Partners, LP 5.20%, 02/01/2022 (A)	1,095,000	1,251,937
First Data Corp.
6.75%, 11/01/2020 - 144A	1,275,000	1,367,438
7.38%, 06/15/2019 - 144A	1,285,000	1,397,438
Ford Motor Co. 7.50%, 08/01/2026	115,000	142,909
Forethought Financial Group, Inc. 8.63%, 04/15/2021 - 144A	1,430,000	1,753,397
Frontier Communications Corp. 7.88%, 01/15/2027	2,160,000	2,203,200
General Electric Capital Corp. 7.13%, 06/15/2022 (B) (D)	6,600,000	7,726,191
General Electric Capital Corp., Series GMTN
5.50%, 02/01/2017	NZD 230,000	208,226
7.63%, 12/10/2014	320,000	291,286
Goldman Sachs Group, Inc. 6.45%, 05/01/2036	$ 4,950,000	5,468,458
Goodyear Tire & Rubber Co. 7.00%, 05/15/2022 (A)	620,000	670,375
HCA, Inc.
7.05%, 12/01/2027	105,000	106,313
7.50%, 12/15/2023 - 11/06/2033	3,655,000	3,831,475
7.69%, 06/15/2025	1,545,000	1,672,462
8.36%, 04/15/2024	190,000	214,700
HCA, Inc., Series MTN
7.58%, 09/15/2025	1,020,000	1,088,850
7.75%, 07/15/2036 (A)	125,000	130,000
IFM US Colonial Pipeline 2 LLC 6.45%, 05/01/2021 - 144A	2,300,000	2,619,042
International Lease Finance Corp.
5.88%, 04/01/2019 (A)	4,345,000	4,768,160
6.25%, 05/15/2019 (A)	610,000	683,963
8.25%, 12/15/2020 (A)	710,000	887,500
8.63%, 01/15/2022 (A)	3,555,000	4,621,500
JC Penney Corp., Inc.
6.38%, 10/15/2036 (A)	2,232,000	1,788,390
7.40%, 04/01/2037 (A)	1,355,000	1,136,506
7.63%, 03/01/2097 (A)	430,000	340,775
Jefferies Group, Inc.
5.13%, 01/20/2023 (A)	965,000	1,047,163
6.25%, 01/15/2036	3,210,000	3,418,650
6.45%, 06/08/2027	275,000	308,312
6.50%, 01/20/2043 (A)	1,945,000	2,138,940
6.88%, 04/15/2021	1,385,000	1,652,758

	Principal	Value
United States (continued)
KB Home
7.25%, 06/15/2018	$ 945,000	$ 1,060,763
7.50%, 09/15/2022 (A)	2,210,000	2,519,400
8.00%, 03/15/2020	1,280,000	1,507,200
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 7.38%, 10/01/2017 - 144A	1,020,000	1,059,525
Level 3 Financing, Inc. 9.38%, 04/01/2019 (A)	100,000	112,750
Mackinaw Power LLC 6.30%, 10/31/2023 - 144A (G) (H)	1,250,348	1,326,242
Macy’s Retail Holdings, Inc. 6.79%, 07/15/2027	1,065,000	1,321,963
Masco Corp.
5.85%, 03/15/2017	2,440,000	2,694,060
6.50%, 08/15/2032	895,000	933,915
7.13%, 03/15/2020	1,505,000	1,752,941
7.75%, 08/01/2029	360,000	414,473
Meccanica Holdings USA, Inc.
6.25%, 07/15/2019 - 01/15/2040 - 144A	2,700,000	2,502,208
7.38%, 07/15/2039 - 144A	5,400,000	5,179,918
Merrill Lynch & Co., Inc.
6.05%, 05/16/2016 (A)	100,000	111,221
6.11%, 01/29/2037	8,010,000	9,113,185
Merrill Lynch & Co., Inc., Series MTN 6.05%, 06/01/2034	820,000	942,802
MGM Resorts International
6.75%, 10/01/2020 - 144A (A)	2,180,000	2,392,550
7.50%, 06/01/2016	1,095,000	1,234,613
8.63%, 02/01/2019 (A)	620,000	734,700
Morgan Stanley 5.75%, 01/25/2021 (A)	6,000,000	7,141,632
Morgan Stanley, Series GMTN
5.50%, 01/26/2020 - 07/24/2020	4,460,000	5,200,738
7.60%, 08/08/2017	NZD 1,350,000	1,249,189
8.00%, 05/09/2017	AUD 2,470,000	2,866,309
New Albertsons, Inc.
7.45%, 08/01/2029 (A)	$ 1,305,000	1,019,531
7.75%, 06/15/2026	680,000	543,150
8.00%, 05/01/2031 (A)	905,000	722,869
New Albertsons, Inc., Series MTN 6.63%, 06/01/2028	4,210,000	3,031,200
NGC Corp Capital Trust I 8.32%, 06/01/2027 (E)	200,000	—
NLV Financial Corp. 7.50%, 08/15/2033 - 144A	190,000	214,652
Northwest Airlines Pass-Through Trust 7.03%, 11/01/2019	5,883,094	6,589,065
Owens Corning, Inc. 7.00%, 12/01/2036	4,585,000	5,285,620
PulteGroup, Inc.
6.00%, 02/15/2035	305,000	290,513
6.38%, 05/15/2033	1,850,000	1,877,750
7.88%, 06/15/2032	3,500,000	3,889,375
Qwest Capital Funding, Inc.
6.88%, 07/15/2028 (A)	1,510,000	1,507,791
7.63%, 08/03/2021	1,000,000	1,141,142

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
United States (continued)
Qwest Corp.
6.88%, 09/15/2033	$ 2,770,000	$ 2,790,775
7.20%, 11/10/2026 (A)	895,000	905,069
7.25%, 10/15/2035	290,000	303,050
Reliance Holdings USA, Inc. 5.40%, 02/14/2022 - 144A	500,000	563,550
Residential Capital LLC 9.63%, 05/15/2015 (I)	685,000	750,075
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
8.25%, 02/15/2021	4,400,000	4,669,500
9.00%, 04/15/2019 (A)	500,000	540,000
9.88%, 08/15/2019	400,000	449,000
SandRidge Energy, Inc.
7.50%, 02/15/2023 (A)	415,000	427,450
8.13%, 10/15/2022 (A)	1,370,000	1,459,050
SLM Corp., Series MTN
5.63%, 08/01/2033	3,904,000	3,708,800
7.25%, 01/25/2022 (A)	6,665,000	7,414,812
Southwestern Energy Co. 4.10%, 03/15/2022 (A)	1,570,000	1,694,013
Springleaf Finance Corp., Series MTN 6.90%, 12/15/2017	7,760,000	8,075,250
Sprint Capital Corp.
6.88%, 11/15/2028	9,420,000	9,631,950
6.90%, 05/01/2019	70,000	76,038
8.75%, 03/15/2032	165,000	195,113
Sprint Nextel Corp. 9.00%, 11/15/2018 - 144A	1,090,000	1,340,700
Toys “R” Us, Inc. 7.38%, 10/15/2018	3,880,000	3,710,250
U.S. Airways Pass-Through Trust
4.63%, 12/03/2026	1,750,000	1,837,500
5.90%, 04/01/2026 (A)	1,831,694	2,056,076
8.00%, 04/01/2021	1,638,818	1,819,088
U.S. Steel Corp. 6.65%, 06/01/2037	6,345,000	5,821,537
UAL Pass-Through Trust 6.64%, 01/02/2024	5,749,215	6,288,204
USG Corp. 6.30%, 11/15/2016 (A)	3,795,000	4,041,675
Valeant Pharmaceuticals International, Inc.
6.75%, 08/15/2021 - 144A	1,670,000	1,845,350
7.25%, 07/15/2022 - 144A	1,395,000	1,579,837
VPI Escrow Corp. 6.38%, 10/15/2020 - 144A	7,245,000	8,023,837
Westvaco Corp.
7.95%, 02/15/2031	850,000	1,067,215
8.20%, 01/15/2030	2,910,000	3,693,244
Weyerhaeuser Co.
6.88%, 12/15/2033	4,740,000	6,149,486
6.95%, 10/01/2027 (A)	130,000	168,764
7.38%, 03/15/2032 (A)	1,530,000	2,089,510

Total Corporate Debt Securities (cost $372,870,805)		421,275,711

	Principal	Value
CONVERTIBLE BONDS - 6.9%
United States - 6.9%
Chesapeake Energy Corp.
2.50%, 05/15/2037 (A)	$ 935,000	$ 902,859
Series 2006-1, Class A5
2.75%, 11/15/2035	145,000	146,631
Ciena Corp.
0.88%, 06/15/2017 (A)	4,510,000	4,115,375
3.75%, 10/15/2018 - 144A	4,125,000	4,581,328
Ford Motor Co. Series 2012-D, Class A3 4.25%, 11/15/2016 (A)	3,715,000	6,115,819
Gilead Sciences, Inc. Series D 1.63%, 05/01/2016	1,160,000	2,604,200
Intel Corp.
2.95%, 12/15/2035 (A)	1,645,000	1,835,203
3.25%, 08/01/2039	5,700,000	7,310,250
Jefferies Group, Inc. 3.88%, 11/01/2029	3,445,000	3,595,719
LAM Research Corp. 1.25%, 05/15/2018 (A)	655,000	746,700
Lennar Corp.
Series 2005-8, Class 1A3
2.00%, 12/01/2020 - 144A	65,000	97,988
2.75%, 12/15/2020 - 144A	75,000	144,609
Level 3 Communications, Inc. 7.00%, 03/15/2015 - 144A (G) (H)	2,110,000	2,438,369
Level 3 Financing, Inc. 8.63%, 07/15/2020 (A)	985,000	1,113,050
Liberty Interactive LLC 3.50%, 01/15/2031	91,865	47,425
Micron Technology, Inc.
Series B
1.88%, 08/01/2031	1,300,000	1,467,375
Series C
2.38%, 05/01/2032 - 144A	2,260,000	2,721,887
Series D
3.13%, 05/01/2032 - 144A	175,000	211,859
Mylan, Inc. 3.75%, 09/15/2015	925,000	2,062,750
Old Republic International Corp. 3.75%, 03/15/2018 (A)	1,790,000	2,042,838
Peabody Energy Corp. 4.75%, 12/15/2066 (A)	2,079,000	1,678,793
Ryland Group, Inc. 1.63%, 05/15/2018	1,715,000	2,697,909
Standard Pacific Corp. 1.25%, 08/01/2032 (A)	1,140,000	1,524,038
Steel Dynamics, Inc. 5.13%, 06/15/2014	355,000	392,497
Trinity Industries, Inc. 3.88%, 06/01/2036 (A)	3,050,000	3,619,969
Xilinx, Inc. 2.63%, 06/15/2017 (A)	1,180,000	1,680,025

Total Convertible Bonds (cost $44,772,173)		55,895,465

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 2.8%
United States - 2.8%
AES Trust III, 6.75% (A)	10,950	$ 550,676
Bank of America Corp. - Series L, 7.25%	960	1,194,893
Cliffs Natural Resources, Inc., 7.00% (A)	31,420	643,167
El Paso Energy Capital Trust I, 4.75%	6,300	377,370
General Motors Co. - Series B, 4.75% (A)	229,000	10,643,920
Goodyear Tire & Rubber Co., 5.88% (A)	28,250	1,231,135
Health Care REIT, Inc. - Series I, 6.50%	19,300	1,306,610
Lucent Technologies Capital Trust I, 7.75% (A)	4,900	4,630,500
Wells Fargo & Co. - Series L, 7.50%	1,340	1,768,465

Total Convertible Preferred Stocks (cost $21,974,267)		22,346,736

PREFERRED STOCKS - 1.5%
United States - 1.5%
Ally Financial, Inc. 144A, 7.00%	5,495	5,422,707
Ally Financial, Inc. - Series A, 8.50% (B)	93,825	2,511,695
Countrywide Capital IV, 6.75%	88,375	2,237,655
SLM Corp., 6.00%	78,825	1,954,072

Total Preferred Stocks (cost $9,155,634)		12,126,129

COMMON STOCKS - 1.1%
United States - 1.1%
Ford Motor Co.	7,110	97,478
KB Home (A)	181,675	4,094,954
National Fuel Gas Co. (A)	69,815	4,378,797
Owens-Illinois, Inc. (A) (J)	10,796	283,719
United Rentals, Inc. (A) (J)	3,951	207,862

Total Common Stocks (cost $5,323,779)		9,062,810

	Shares	Value
SECURITIES LENDING COLLATERAL - 11.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (K)	95,689,384	$ 95,689,384

Total Securities Lending Collateral (cost $95,689,384)		95,689,384

	Principal	Value
REPURCHASE AGREEMENT - 3.5%
State Street Bank & Trust Co. 0.03% (K), dated 04/30/2013, to be repurchased at $28,553,148 on 05/01/2013. Collateralized by U.S. Government Agency Obligations, 2.30% - 3.50%, due 06/01/2032 - 04/01/2034, and with a total value of $29,126,689.	$ 28,553,125	28,553,125

Total Repurchase Agreement (cost $28,553,125)		28,553,125

Total Investment Securities (cost $816,542,436) (L)		905,680,365
Other Assets and Liabilities - Net		(93,636,924)

Net Assets		$ 812,043,441

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Foreign Government Obligations	13.5%	$121,898,672
Mortgage-Backed Securities	5.9	53,481,878
Diversified Telecommunication Services	5.9	53,225,056
Diversified Financial Services	4.7	42,673,485
U.S. Government Agency Obligations	4.7	42,309,729
U.S. Government Obligations	4.2	38,205,061
Consumer Finance	4.1	36,669,067
Capital Markets	3.4	30,901,765
Metals & Mining	3.1	28,134,281
Commercial Banks	2.9	25,895,539
Airlines	2.7	24,817,238
Electric Utilities	2.5	22,432,330
Household Durables	2.4	21,774,049
Oil, Gas & Consumable Fuels	2.2	19,497,277
Automobiles	1.9	17,000,126
Insurance	1.8	16,527,037
Semiconductors & Semiconductor Equipment	1.8	15,973,299
Real Estate Investment Trusts	1.7	15,436,405
Building Products	1.7	15,122,684
Pharmaceuticals	1.5	13,511,774
Communications Equipment	1.4	12,751,191
Trading Companies & Distributors	1.2	11,168,985
Health Care Providers & Services	1.1	10,076,581
Aerospace & Defense	0.9	8,509,126
Food & Staples Retailing	0.8	7,299,004

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities		Value
Chemicals	0.7%		$6,452,887
Wireless Telecommunication Services	0.7		6,356,838
Electronic Equipment & Instruments	0.7		6,309,181
Multiline Retail	0.6		5,737,272
Household Products	0.6		5,658,500
Hotels, Restaurants & Leisure	0.6		5,258,263
Paper & Forest Products	0.5		4,760,459
Gas Utilities	0.5		4,378,797
Food Products	0.4		3,969,909
Specialty Retail	0.4		3,710,250
Asset-Backed Securities	0.4		3,663,865
Machinery	0.4		3,619,969
Independent Power Producers & Energy Traders	0.4		3,440,515
Software	0.3		2,764,876
Biotechnology	0.3		2,604,200
Personal Products	0.3		2,497,059
Auto Components	0.2		1,901,510
Road & Rail	0.1		1,177,898
Energy Equipment & Services	0.1		1,159,950
Media	0.1		440,300
Containers & Packaging	0.0	(C)	283,719

Investment Securities, at Value	86.3		781,437,856
Short-Term Investments	13.7		124,242,509

Total Investments	100.0%		$905,680,365

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $93,731,997. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of April 30, 2013.
(C)	Percentage rounds to less than 0.1%.
(D)	The security has a perpetual maturity. The date shown is the next call date.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $0, or less than 0.01% of the fund’s net assets.
(F)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	Illiquid. Total aggregate market value of illiquid securities is $3,764,611, or 0.46% of the fund’s net assets.
(H)	Restricted security. At April 30, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Corporate Debt Securities	Mackinaw Power LLC	06/15/2007	$1,250,348	$1,326,242	0.16%

Convertible Bonds	Level 3 Communications, Inc.	06/22/2009	2,094,226	2,438,369	0.30

			$3,344,574	$3,764,611	0.46%

(I)	In default.
(J)	Non-income producing security.
(K)	Rate shown reflects the yield at April 30, 2013.
(L)	Aggregate cost for federal income tax purposes is $816,542,436. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $98,174,792 and $9,036,863, respectively. Net unrealized appreciation for tax purposes is $89,137,929.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, these securities aggregated $145,037,631 or 17.86% of the fund’s net assets.
EMTN	European Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
UYU	Uruguayan Peso

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY: (M)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$38,205,061	$—	$38,205,061
U.S. Government Agency Obligations	—	42,309,729	—	42,309,729
Foreign Government Obligations	—	121,898,672	—	121,898,672
Mortgage-Backed Securities	—	53,481,878	—	53,481,878
Asset-Backed Securities	—	3,663,865	—	3,663,865
Preferred Corporate Debt Security	—	1,171,800	—	1,171,800
Corporate Debt Securities
Australia	—	4,878,874	—	4,878,874
Austria	—	4,223,000	—	4,223,000
Belgium	—	524,841	—	524,841
Canada	—	4,360,148	—	4,360,148
Cayman Islands	—	2,600,449	—	2,600,449
Chile	—	210,213	—	210,213
France	—	227,852	—	227,852
Isle of Man	—	2,467,745	—	2,467,745
Korea, Republic of	—	10,695,430	—	10,695,430
Luxembourg	—	25,252,286	—	25,252,286
Mexico	—	5,886,138	—	5,886,138
Netherlands	—	18,971,333	—	18,971,333
Spain	—	10,389,985	—	10,389,985
United Kingdom	—	10,771,588	—	10,771,588
United States	—	319,815,829	0	319,815,829
Convertible Bonds	—	55,895,465	—	55,895,465
Convertible Preferred Stocks	22,346,736	—	—	22,346,736
Preferred Stocks	12,126,129	—	—	12,126,129
Common Stocks	9,062,810	—	—	9,062,810
Securities Lending Collateral	95,689,384	—	—	95,689,384
Repurchase Agreement	—	28,553,125	—	28,553,125
Total Investment Securities	$139,225,059	$766,455,306	$0	$905,680,365

Other Assets (N)
Cash	$19,680	$—	$—	$19,680
Foreign Currency	128,666	—	—	128,666
Total Other Assets	$148,346	$—	$—	$148,346

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (N)
Collateral for Securities on Loan	$—	$(95,689,384)	$—	$(95,689,384)
Total Other Liabilities	$—	$(95,689,384)	$—	$(95,689,384)

(M)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(N)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY (continued): (M)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2013 (O)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2013
Corporate Debt Securities	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—

(O)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 12.2%
U.S. Treasury Bond
4.50%, 02/15/2036	$ 5,900,000	$ 7,765,875
4.75%, 02/15/2037	1,850,000	2,524,961
5.50%, 08/15/2028	800,000	1,135,250
6.00%, 02/15/2026	200,000	289,969
6.13%, 11/15/2027	350,000	521,719
6.38%, 08/15/2027	50,000	75,961
6.63%, 02/15/2027 (A)	150,000	231,258
6.75%, 08/15/2026 (A)	250,000	386,797
8.50%, 02/15/2020	50,000	74,703
U.S. Treasury Inflation Indexed Bond 2.50%, 01/15/2029	2,702,650	3,837,341
U.S. Treasury Inflation Indexed Note 1.13%, 01/15/2021	2,122,060	2,493,089
U.S. Treasury Note
3.13%, 05/15/2021	1,100,000	1,252,453
3.25%, 03/31/2017	400,000	443,281
3.63%, 02/15/2021	300,000	352,969
U.S. Treasury STRIPS
0.34%, 05/15/2016 (A) (B)	200,000	197,850
0.43%, 11/15/2016 (A) (B)	1,150,000	1,131,871
0.47%, 02/15/2017 (B)	1,660,000	1,629,164
0.54%, 08/15/2017 (B)	300,000	292,765
0.58%, 11/15/2017 (A) (B)	3,625,000	3,525,200
0.62%, 02/15/2018 (A) (B)	2,500,000	2,422,692
0.71%, 08/15/2018 (B)	550,000	528,719
0.87%, 05/15/2019 (A) (B)	3,090,000	2,924,348
0.93%, 08/15/2019 (A) (B)	2,550,000	2,399,298
1.05%, 02/15/2020 (A) (B)	2,000,000	1,856,214
1.11%, 05/15/2020 (B)	28,223,000	26,002,612
1.17%, 08/15/2020 (A) (B)	26,550,000	24,288,736
1.23%, 11/15/2020 (A) (B)	2,745,000	2,492,419
1.30%, 02/15/2021 (B)	4,455,000	4,010,676
1.35%, 05/15/2021 (A) (B)	10,300,000	9,200,269
1.41%, 08/15/2021 (A) (B)	9,900,000	8,765,331
1.54%, 02/15/2022 (B)	400,000	347,873
1.79%, 05/15/2023 (A) (B)	1,000,000	831,133
1.92%, 02/15/2024 (B)	75,000	60,586
1.97%, 05/15/2024 (B)	300,000	240,070
2.01%, 08/15/2024 (B)	975,000	772,666
2.05%, 11/15/2024 (A) (B)	1,600,000	1,255,630
2.09%, 02/15/2025 (B)	1,150,000	893,839
2.12%, 05/15/2025 (B)	700,000	538,636
2.23%, 02/15/2026 (B)	500,000	373,329
2.26%, 05/15/2026 (B)	600,000	443,666
2.30%, 08/15/2026 (B)	890,000	651,264
2.35%, 02/15/2027 (B)	4,900,000	3,514,148
2.38%, 05/15/2027 (A) (B)	850,000	603,460
2.40%, 08/15/2027 (A) (B)	100,000	70,310
2.43%, 11/15/2027 (A) (B)	1,350,000	939,568
2.46%, 02/15/2028 (B)	2,261,000	1,558,695
2.48%, 05/15/2028 (B)	100,000	68,252
2.50%, 08/15/2028 (B)	1,000,000	676,057
2.52%, 11/15/2028 (B)	2,600,000	1,740,115
2.55%, 02/15/2029 (B)	2,950,000	1,954,169
2.56%, 05/15/2029 (A) (B)	100,000	65,651
2.57%, 08/15/2029 (B)	3,800,000	2,472,466
2.59%, 11/15/2029 (B)	1,500,000	966,476
2.61%, 02/15/2030 (B)	4,350,000	2,776,157

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury STRIPS (continued)
2.63%, 05/15/2030 (A) (B)	$ 1,825,000	$ 1,153,258
2.64%, 08/15/2030 (B)	950,000	594,824
2.67%, 11/15/2030 (B)	900,000	557,154
2.70%, 05/15/2031 (B)	650,000	394,953
2.73%, 11/15/2031 (B)	100,000	59,612
2.74%, 02/15/2032 (A) (B)	650,000	383,858
2.76%, 05/15/2032 (A) (B)	2,000,000	1,170,540
2.78%, 11/15/2032 (B)	3,350,000	1,923,791
2.81%, 05/15/2033 (B)	4,350,000	2,452,656
2.81%, 08/15/2033 (A) (B)	5,000,000	2,792,915
2.83%, 11/15/2033 (A) (B)	600,000	332,047
2.84%, 02/15/2034 (B)	1,300,000	712,444
2.85%, 05/15/2034 (A) (B)	400,000	217,273
2.85%, 08/15/2034 (B)	400,000	215,228
2.88%, 02/15/2035 (A) (B)	1,700,000	898,025
2.91%, 05/15/2036 (B)	100,000	50,483

Total U.S. Government Obligations (cost $132,347,080)		150,777,067

U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.9%
Fannie Mae
Zero Coupon, 06/01/2017	800,000	772,879
0.40%, 10/27/2037 (C)	1,600,000	1,600,962
0.42%, 02/25/2036 - 03/25/2045 (C)	483,512	479,880
0.44%, 10/25/2046 (C)	477,319	474,875
0.45%, 06/27/2036 (C)	1,715,106	1,700,518
0.49%, 07/25/2036 (C)	439,285	439,881
0.50%, 03/25/2036 (C)	358,289	359,430
0.55%, 08/25/2036 (C)	385,882	386,388
0.60%, 06/25/2037 - 05/25/2042 (C)	756,890	753,839
0.73%, 08/25/2019 (C)	1,255,141	1,257,534
0.75%, 08/01/2022 - 08/25/2041 (C)	2,427,004	2,440,484
0.80%, 04/25/2040 (C)	1,817,691	1,833,888
0.94%, 01/01/2019 (C)	1,081,081	1,096,086
1.84%, 07/01/2037 (C)	195,668	209,275
1.92%, 09/01/2036 (C)	115,243	121,423
1.96%, 02/01/2037 (C)	219,066	230,789
2.03%, 02/01/2037 (C)	87,958	92,487
2.03%, 08/01/2019	2,233,000	2,315,222
2.30%, 11/01/2037 (C)	200,208	213,547
2.56%, 11/01/2037 (C)	177,117	189,712
2.64%, 04/01/2037 (C)	80,303	85,827
2.68%, 10/01/2036 (C)	164,239	176,558
2.75%, 09/01/2036 (C)	309,194	330,010
2.76%, 04/01/2036 (C)	209,648	225,856
2.82%, 12/01/2036 (C)	156,441	168,696
2.83%, 06/01/2036 (C)	231,939	248,824
2.85%, 07/01/2037 (C)	160,340	171,957
2.88%, 07/01/2037 (C)	140,082	150,219
2.90%, 11/01/2036 (C)	343,376	370,111
2.94%, 05/01/2036 - 12/01/2036 (C)	816,739	873,678
2.95%, 09/01/2036 (C)	93,519	100,347
3.05%, 12/25/2039 (C)	761,764	820,754
3.10%, 03/01/2036 (C)	1,084,038	1,154,935
3.12%, 01/01/2022	2,000,000	2,163,319
3.12%, 09/01/2037 (C)	3,554	3,806
3.18%, 11/01/2036 (C)	83,642	89,474
3.23%, 11/01/2020	695,289	758,129

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
3.27%, 11/01/2020	$ 1,990,549	$ 2,172,519
3.39%, 03/01/2036 (C)	351,403	375,391
3.43%, 11/01/2020	4,800,000	5,286,537
3.50%, 09/01/2020	1,923,755	2,127,001
3.59%, 10/01/2021	2,000,000	2,225,060
3.73%, 06/25/2021	3,500,000	3,888,199
3.76%, 06/25/2021 - 07/25/2021	10,500,000	11,570,958
3.77%, 08/01/2037 (C)	235,185	249,899
3.77%, 01/01/2021	1,494,460	1,678,668
3.86%, 07/01/2021	1,950,067	2,207,195
3.87%, 08/01/2021	1,958,044	2,216,441
3.88%, 09/01/2021	3,126,602	3,557,267
3.89%, 07/01/2021	6,000,000	6,804,267
3.92%, 08/01/2021	2,300,000	2,614,251
3.95%, 07/01/2021	7,000,000	7,969,556
3.97%, 06/01/2021	2,449,418	2,789,624
3.98%, 08/01/2021	4,837,676	5,498,588
3.99%, 07/01/2021 - 07/01/2026	6,544,135	7,412,729
4.00%, 04/01/2020	285,283	298,929
4.02%, 08/01/2021	3,880,989	4,437,344
4.05%, 01/01/2021	6,065,000	6,945,149
4.06%, 07/01/2021	6,000,000	6,876,529
4.13%, 08/01/2021	1,467,376	1,687,466
4.16%, 03/01/2021	2,426,264	2,792,721
4.22%, 07/01/2021	8,300,000	9,590,613
4.25%, 04/01/2021	2,500,000	2,898,345
4.26%, 07/01/2021	2,500,000	2,898,011
4.28%, 01/01/2020	1,428,202	1,638,558
4.30%, 01/01/2021	1,459,239	1,704,313
4.34%, 06/01/2021	7,000,000	8,161,316
4.36%, 05/01/2021	2,000,000	2,328,814
4.45%, 07/01/2026	1,469,173	1,705,045
4.48%, 06/01/2021	2,180,000	2,561,306
4.50%, 09/25/2018 - 10/25/2039	5,808,530	6,521,015
4.54%, 01/01/2020	958,411	1,116,262
4.55%, 06/25/2043	233,905	252,714
4.75%, 09/25/2018	564,748	602,574
5.00%, 01/25/2018 - 09/25/2040	9,883,034	10,961,453
5.24%, 05/01/2017	5,933,504	6,641,804
5.50%, 01/01/2018 - 10/25/2040	31,333,461	35,333,614
5.61%, 01/25/2032 (C)	216,699	236,950
5.75%, 08/25/2034	1,000,000	1,114,732
5.81%, 09/01/2037 (C)	140,645	152,561
5.87%, 05/25/2051 (C)	1,146,038	1,282,944
5.94%, 06/25/2040 (C)	499,580	570,922
6.00%, 03/01/2019 - 12/25/2049	31,786,600	35,539,911
6.17%, 02/25/2040 (C)	650,307	720,902
6.24%, 08/01/2036 (C)	72,326	79,126
6.25%, 09/25/2038	316,440	356,601
6.45%, 03/25/2040 (C)	616,092	707,707
6.50%, 06/01/2023 - 07/25/2042	10,600,212	12,004,037
6.75%, 04/25/2037	487,624	535,672
6.86%, 12/25/2042 (C)	223,946	269,322
7.00%, 12/25/2033 - 02/25/2044	10,618,373	12,472,571
7.50%, 05/17/2024 - 12/25/2045	2,691,260	3,201,038
8.00%, 02/25/2023 - 10/01/2031	1,938,518	2,330,975
8.42%, 11/25/2037 (C)	899,292	1,079,932
12.26%, 03/25/2040 (C)	981,582	1,157,817

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
15.80%, 01/25/2034 (C)	$ 91,605	$ 116,678
16.38%, 08/25/2035 - 10/25/2035 (C)	342,517	453,576
17.00%, 04/25/2040 (C)	398,462	559,893
17.32%, 09/25/2024 (C)	467,812	606,089
18.97%, 05/25/2034 (C)	353,810	487,779
19.58%, 05/25/2035 (C)	613,075	842,162
22.00%, 04/25/2037 (C)	401,781	545,449
23.83%, 11/25/2035 (C)	299,116	452,167
Fannie Mae, IO
0.64%, 10/25/2016 (C)	395,747	3,426
1.75%, 01/25/2038 (C)	241,440	15,937
3.00%, 01/25/2021	2,636,066	175,961
3.54%, 04/25/2041 (C)	2,093,087	153,749
4.00%, 10/25/2014	1,157,597	43,784
4.24%, 11/25/2040 (C)	3,803,836	399,421
4.80%, 07/25/2040 (C)	4,596,628	703,060
5.00%, 07/25/2039	371,080	33,050
5.50%, 10/25/2039	738,603	87,629
5.70%, 10/25/2039 (C)	518,842	63,675
5.80%, 02/25/2038 - 06/25/2039 (C)	5,361,063	683,028
5.98%, 12/25/2039 (C)	135,325	14,878
6.05%, 01/25/2040 (C)	1,801,563	181,443
6.15%, 12/25/2037 (C)	3,116,727	403,136
6.20%, 07/25/2037 - 05/25/2040 (C)	4,222,112	546,119
6.22%, 04/25/2040 (C)	896,241	114,504
6.25%, 10/25/2037 - 12/25/2037 (C)	1,337,853	188,347
6.42%, 07/25/2037 (C)	1,282,337	141,177
6.45%, 10/25/2026 - 03/25/2039 (C)	3,300,594	540,802
6.50%, 03/25/2036 (C)	3,232,302	694,079
6.79%, 03/25/2038 (C)	727,159	133,223
6.90%, 02/25/2040 (C)	791,341	108,551
Fannie Mae, PO Zero Coupon, 10/25/2023 - 07/25/2040	11,531,695	10,990,462
Fannie Mae STRIPS
Zero Coupon, 11/15/2021	1,000,000	831,949
0.75%, 08/25/2042 (C)	1,947,775	1,957,764
Fannie Mae STRIPS, IO 7.50%, 08/15/2036 (C)	2,516,737	323,494
Fannie Mae STRIPS, PO Zero Coupon, 09/01/2024 - 08/01/2032	2,071,419	1,969,140
Federal Farm Credit Banks 5.13%, 11/15/2018	1,291,000	1,570,762
Financing Corp. Fico STRIPS, PO Series D-P Zero Coupon, 09/26/2019	500,000	456,265
Freddie Mac
0.45%, 08/15/2023 (C)	766,394	764,880
0.50%, 06/15/2024 - 03/15/2036 (C)	1,197,568	1,200,159
0.55%, 07/15/2034 (C)	976,762	979,826
0.60%, 02/15/2033 - 07/15/2037 (C)	3,801,534	3,810,419
1.40%, 07/15/2039 (C)	415,285	422,560
2.18%, 05/01/2037 (C)	203,633	216,521
2.23%, 10/01/2036 (C)	234,083	250,156
2.26%, 04/01/2037 (C)	45,469	48,279
2.55%, 10/01/2037 (C)	127,848	136,039
2.62%, 12/01/2036 (C)	547,815	586,047
2.64%, 11/01/2036 (C)	217,278	231,974
2.67%, 05/01/2037 (C)	163,958	176,049

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac (continued)
2.72%, 12/01/2036 (C)	$ 479,181	$ 514,936
2.82%, 05/01/2038 (C)	128,668	138,319
2.91%, 05/01/2037 - 09/01/2037 (C)	323,161	348,199
2.97%, 04/01/2037 (C)	118,375	126,653
3.05%, 03/01/2037 (C)	290,143	311,043
3.07%, 11/01/2036 (C)	57,046	61,218
3.13%, 11/01/2036 (C)	622,063	663,849
3.22%, 12/01/2031 (C)	782,156	844,669
3.29%, 05/01/2037 (C)	658,222	704,130
3.34%, 05/01/2036 (C)	147,532	157,611
3.38%, 10/25/2037 (C)	852,082	862,698
3.47%, 03/01/2036 (C)	949,623	1,029,159
3.50%, 06/01/2042	1,943,231	2,081,781
4.00%, 01/15/2018 - 12/15/2041	3,385,693	3,640,910
4.50%, 06/15/2018 - 05/01/2041	32,821,646	35,486,708
4.89%, 02/01/2036 (C)	1,729,475	1,867,194
5.00%, 10/01/2018 - 07/15/2041	12,622,854	14,330,475
5.02%, 01/01/2035 (C)	1,317,756	1,425,426
5.04%, 07/01/2036 (C)	1,029,444	1,114,049
5.23%, 05/25/2043	1,575,593	1,769,035
5.30%, 01/15/2033	1,360,563	1,503,680
5.50%, 02/01/2018 - 05/15/2041 (C)	4,007,213	4,332,147
5.50%, 04/01/2018 - 01/15/2039	14,502,126	15,993,263
5.57%, 06/01/2037 (C)	199,844	216,160
5.68%, 04/01/2037 (C)	24,846	26,816
5.70%, 10/15/2038 (C)	1,166,960	1,300,124
5.75%, 10/15/2035	672,178	708,572
6.00%, 05/01/2017 - 06/15/2038	11,186,141	12,247,962
6.25%, 10/15/2023	724,561	807,871
6.38%, 02/01/2037 (C)	96,076	103,666
6.48%, 10/01/2037 (C)	244,711	270,362
6.50%, 08/15/2021 - 02/25/2043	10,028,074	11,409,601
6.50%, 09/25/2043 (C)	224,637	255,812
6.78%, 11/15/2021 (C)	861,892	927,301
7.00%, 12/15/2036 - 07/25/2043	2,624,995	3,164,318
7.18%, 11/15/2046 (C)	2,148,051	2,646,444
7.50%, 11/15/2036 - 09/25/2043	3,709,722	4,447,324
8.00%, 06/15/2035 (C)	232,897	240,544
8.50%, 09/01/2015	49,945	52,566
8.77%, 11/15/2033 (C)	211,944	226,370
10.00%, 03/17/2026 - 10/01/2030	887,386	1,004,443
11.00%, 02/17/2021	265,019	275,318
14.49%, 06/15/2033 (C)	121,737	148,621
16.84%, 02/15/2040 (C)	500,000	760,515
16.95%, 02/15/2038 (C)	73,975	96,464
19.62%, 07/15/2035 (C)	100,214	135,396
20.41%, 08/15/2031 (C)	143,486	213,867
21.21%, 05/15/2035 (C)	120,051	166,077
23.86%, 06/15/2035 (C)	123,574	195,621
Freddie Mac, IO
3.46%, 01/15/2040 (C)	2,396,152	109,146
3.50%, 09/15/2024	1,181,399	62,907
4.00%, 11/15/2029 - 10/15/2037	11,209,650	637,905
4.50%, 12/15/2024 - 07/15/2037	5,455,035	359,326
5.00%, 04/15/2032 - 08/15/2040	6,495,141	825,221
5.50%, 07/15/2037	304,757	18,900
5.80%, 11/15/2037 - 10/15/2040 (C)	4,164,414	853,713
5.85%, 05/15/2038 (C)	1,590,023	198,414

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac, IO (continued)
5.90%, 05/15/2039 (C)	$ 1,332,902	$ 178,293
6.05%, 12/15/2039 (C)	1,679,223	202,762
6.14%, 12/15/2039 (C)	1,496,372	266,379
6.20%, 01/15/2037 (C)	718,161	84,482
6.25%, 11/15/2037 (C)	111,492	15,832
6.50%, 01/15/2019 (C)	241,037	4,128
6.60%, 09/15/2039 (C)	922,156	155,473
Freddie Mac, PO Zero Coupon, 03/15/2019 - 01/15/2040	11,852,766	11,186,995
Freddie Mac STRIPS
0.70%, 08/15/2042 (C)	1,454,023	1,479,957
0.75%, 07/15/2042 (C)	1,946,868	1,956,717
3.50%, 07/15/2042	2,917,603	3,040,558
Freddie Mac STRIPS, PO Zero Coupon, 04/01/2028	398,013	391,430
Ginnie Mae
0.40%, 04/16/2037 (C)	166,731	167,238
0.65%, 03/20/2060 (C)	980,030	979,115
0.85%, 05/20/2061 (C)	1,498,323	1,505,913
0.90%, 05/20/2061 (C)	1,679,234	1,688,300
5.50%, 05/16/2019 - 09/20/2039	7,936,245	9,225,901
5.75%, 02/20/2036 - 10/20/2037	2,177,813	2,478,062
5.84%, 10/20/2033 (C)	623,755	707,669
6.00%, 11/20/2033 - 12/20/2039	2,469,925	2,842,299
6.13%, 06/16/2031	1,584,000	1,805,993
6.50%, 04/20/2028 - 12/15/2035	3,151,991	3,702,809
7.00%, 09/15/2031 - 10/16/2040	2,426,047	2,894,511
7.00%, 09/20/2034 (C)	47,302	49,635
7.44%, 03/17/2033 (C)	164,154	173,043
7.50%, 09/16/2035 - 10/15/2037	739,005	861,520
8.80%, 04/20/2034 (C)	246,214	262,056
14.34%, 11/17/2032 (C)	85,477	108,410
16.92%, 02/20/2034 (C)	73,387	116,849
22.58%, 04/20/2037 (C)	508,208	719,919
Ginnie Mae, IO
4.00%, 09/16/2037	3,953,158	380,504
5.63%, 02/20/2038 (C)	279,474	38,135
5.70%, 09/20/2038 (C)	2,080,821	273,153
5.75%, 02/20/2039 - 06/20/2039 (C)	900,270	117,191
5.80%, 02/20/2038 (C)	2,666,160	388,215
5.84%, 02/20/2039 (C)	297,273	38,589
5.85%, 08/16/2039 (C)	1,681,837	204,570
5.89%, 09/20/2039 (C)	1,906,949	240,319
5.90%, 11/20/2034 - 08/20/2039 (C)	5,052,524	654,326
5.95%, 07/20/2038 (C)	1,900,098	277,578
6.00%, 03/20/2037 - 06/20/2038 (C)	4,151,821	582,749
6.10%, 03/20/2039 (C)	279,565	29,043
6.20%, 12/20/2038 - 11/16/2039 (C)	3,195,381	435,065
6.33%, 12/20/2037 (C)	134,295	20,621
6.35%, 11/16/2033 - 11/20/2037 (C)	425,514	76,756
6.40%, 05/20/2041 (C)	1,188,524	162,506
6.45%, 09/20/2033 (C)	1,159,327	62,388
6.48%, 07/20/2037 (C)	1,225,299	193,936
6.50%, 03/20/2039	180,562	31,401
6.50%, 06/20/2037 (C)	2,071,091	330,740
7.10%, 12/20/2038 (C)	1,390,315	218,649
7.40%, 09/20/2038 (C)	162,736	28,682
7.50%, 04/16/2038 (C)	95,319	12,758

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae, PO Zero Coupon, 12/20/2032 - 12/20/2040	$ 4,192,703	$ 3,885,172
Government Trust Certificate Zero Coupon, 10/01/2015 - 04/01/2020	19,890,000	18,178,379
NCUA Guaranteed Notes
Series 2010-A1, Class A
0.55%, 12/07/2020 (C)	186,920	187,466
Series 2010-R3, Class 3A
2.40%, 12/08/2020	340,889	348,560
Residual Funding Corp., Principal STRIPS, PO Zero Coupon, 10/15/2019 - 10/15/2020	4,900,000	4,456,972
Tennessee Valley Authority
4.63%, 09/15/2060	236,000	271,572
5.25%, 09/15/2039	40,000	51,159
5.88%, 04/01/2036	2,325,000	3,191,028
Tennessee Valley Authority Generic STRIPS Zero Coupon, 05/01/2019	500,000	453,158
Tennessee Valley Authority Principal STRIPS Zero Coupon, 11/01/2025	2,000,000	1,381,594

Total U.S. Government Agency Obligations (cost $521,059,668)		544,564,882

FOREIGN GOVERNMENT OBLIGATIONS - 2.9%
African Development Bank 8.80%, 09/01/2019	500,000	678,792
Corp. Andina de Fomento 3.75%, 01/15/2016	795,000	844,080
Israel Government AID Bond
Zero Coupon, 03/15/2019 - 09/15/2020	31,996,000	29,299,641
Series 2010-Z
Zero Coupon, 02/15/2025	2,250,000	1,624,194
Series 2011-Z
Zero Coupon, 11/15/2026	1,400,000	933,611
Mexico Government International Bond Series 2012-1, Class A2 5.75%, 10/12/2110	550,000	647,900
Mexico Government International Bond, Series GMTN 4.75%, 03/08/2044	688,000	761,272
Province of Ontario Canada 1.65%, 09/27/2019	780,000	786,084
Province of Quebec Canada, Series MTN 6.35%, 01/30/2026	285,000	392,968

Total Foreign Government Obligations (cost $33,562,421)		35,968,542

MORTGAGE-BACKED SECURITIES - 13.6%
A10 Securitization LLC Series 2012-1, Class A 3.49%, 04/15/2024 - 144A	954,299	968,345
American General Mortgage Loan Trust
Series 2006-1, Class A5
5.75%, 12/25/2035 - 144A (C)	271,596	282,556
Series 2009-1, Class A5
5.75%, 09/25/2048 - 144A (C)	1,035,267	1,044,844
Series 2009-1, Class A7
5.75%, 09/25/2048 - 144A (C)	1,900,000	2,012,769
Series 2010-1A, Class A1
5.15%, 03/25/2058 - 144A (C)	561,733	577,128

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
American General Mortgage Loan Trust (continued)
Series 2010-1A, Class A3
5.65%, 03/25/2058 - 144A (C)	$ 1,139,925	$ 1,200,257
ASG Resecuritization Trust
Series 2009-1, Class A60
2.45%, 06/26/2037 - 144A (C)	109,609	108,005
Series 2009-2, Class A55
4.94%, 05/24/2036 - 144A (C)	134,871	138,346
Series 2009-2, Class G60
4.94%, 05/24/2036 - 144A (C)	400,000	423,180
Series 2009-3, Class A65
2.29%, 03/26/2037 - 144A (C)	1,037,033	1,035,700
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	140,449	146,435
Series 2010-3, Class 2A22
0.40%, 10/28/2036 - 144A (C)	252,862	250,966
Series 2010-4, Class 2A20
0.36%, 11/28/2036 - 144A (C)	201,469	199,454
Series 2011-1, Class 3A50
2.60%, 11/28/2035 - 144A (C)	450,819	440,607
Banc of America Alternative Loan Trust
Series 2003-11, Class 1A1
6.00%, 01/25/2034	136,805	142,411
Series 2003-11, Class 2A1
6.00%, 01/25/2034	174,902	182,655
Series 2003-7, Class 2A4
5.00%, 09/25/2018	295,909	302,596
Series 2003-9, Class 1CB2
5.50%, 11/25/2033	130,061	133,464
Series 2004-1, Class 1A1
6.00%, 02/25/2034	558,989	573,153
Series 2004-1, Class 5A1
5.50%, 02/25/2019	62,709	63,958
Series 2004-6, Class 3A2
6.00%, 07/25/2034	95,164	95,787
Series 2004-8, Class 3A1
5.50%, 09/25/2019	86,924	91,466
Banc of America Funding Corp.
Series 2004-3, Class 1A1
5.50%, 10/25/2034	619,974	635,028
Series 2004-C, Class 1A1
5.06%, 12/20/2034 (C)	158,669	158,662
Series 2005-E, Class 4A1
2.68%, 03/20/2035 (C)	2,094,166	2,065,361
Series 2010-R11A, Class 1A6
5.35%, 08/26/2035 - 144A (C)	675,682	713,770
Series 2010-R4, Class 5A1
0.35%, 07/26/2036 - 144A (C)	94,729	93,995
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 - 144A	691,586	716,859
Series 2012-R6, Class 1A1
3.00%, 10/26/2039 - 144A	471,322	467,085
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class AM
4.73%, 07/10/2043	800,000	852,508
Series 2006-3, Class A4
5.89%, 07/10/2044 (C)	600,000	678,851

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Merrill Lynch Commercial Mortgage, Inc. (continued)
Series 2006-4, Class A4
5.63%, 07/10/2046	$ 500,000	$ 562,353
Series 2006-5, Class A4
5.41%, 09/10/2047	225,000	251,844
Banc of America Mortgage Securities, Inc.
Series 2003-3, Class 2A1
0.75%, 05/25/2018 (C)	67,536	64,663
Series 2003-4, Class 2A1
0.75%, 06/25/2018 (C)	238,133	233,166
Series 2003-6, Class 2A1
0.65%, 08/25/2018 (C)	96,076	92,223
Series 2003-C, Class 3A1
2.87%, 04/25/2033 (C)	251,510	257,269
Series 2003-E, Class 2A2
3.14%, 06/25/2033 (C)	373,036	376,396
Series 2004-3, Class 1A26
5.50%, 04/25/2034	950,802	966,257
Series 2004-3, Class 3A1
5.00%, 04/25/2019	84,580	86,709
Series 2004-5, Class 4A1
4.75%, 06/25/2019	60,776	63,064
Series 2004-C, Class 2A2
2.91%, 04/25/2034 (C)	742,854	752,096
BCAP LLC Trust
Series 2009-RR10, Class 17A1
5.75%, 06/26/2037 - 144A	88,980	92,014
Series 2009-RR13, Class 17A2
5.50%, 04/26/2037 - 144A (C)	405,522	399,364
Series 2009-RR14, Class 3A2
2.88%, 08/26/2035 - 144A (C)	499,975	463,481
Series 2009-RR5, Class 8A1
5.50%, 11/26/2034 - 144A	365,052	380,567
Series 2010-RR12, Class 2A5
4.50%, 01/26/2036 - 144A (C)	597,153	605,960
Series 2010-RR4, Class 12A1
4.00%, 07/26/2036 - 144A (C)	413,927	413,350
Series 2010-RR5, Class 2A5
5.28%, 04/26/2037 - 144A (C)	645,632	652,734
Series 2010-RR6, Class 22A3
4.80%, 06/26/2036 - 144A (C)	494,239	515,029
Series 2010-RR6, Class 5A1
3.87%, 11/26/2037 - 144A (C)	154,546	154,198
Series 2010-RR7, Class 15A1
1.00%, 01/26/2036 - 144A (C)	248,359	242,505
Series 2010-RR7, Class 16A1
0.88%, 02/26/2047 - 144A (C)	449,195	433,537
Series 2010-RR7, Class 1A5
5.00%, 04/26/2035 - 144A (C)	537,386	525,838
Series 2010-RR7, Class 2A1
2.50%, 07/26/2045 - 144A (C)	1,005,027	967,685
Series 2010-RR8, Class 3A3
5.06%, 05/26/2035 - 144A (C)	330,543	333,281
Series 2010-RR8, Class 3A4
5.06%, 05/26/2035 - 144A (C)	773,000	720,937
Series 2011-RR10, Class 2A1
1.06%, 09/26/2037 - 144A (C)	2,032,033	1,813,687
Series 2011-RR4, Class 6A3
5.00%, 08/26/2037 - 144A (C)	799,950	785,351

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BCAP LLC Trust (continued)
Series 2011-RR5, Class 11A3
0.35%, 05/28/2036 - 144A (C)	$ 840,959	$ 776,013
Series 2011-RR5, Class 14A3
2.88%, 07/26/2036 - 144A (C)	476,337	472,982
Series 2012-RR10
0.39%, 05/26/2036 - 144A (C)	867,909	806,743
Series 2012-RR2, Class 1A1
0.37%, 08/26/2036 - 144A (C)	1,162,581	1,114,145
Series 2012-RR3, Class 2A5
2.47%, 05/26/2037 - 144A (C)	1,454,338	1,431,438
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-4, Class 3A1
4.85%, 07/25/2033 (C)	157,859	156,488
Series 2004-2, Class 14A
5.08%, 05/25/2034 (C)	177,282	178,808
Bear Stearns Alt-A Trust Series 2005-2, Class 1A1 0.70%, 03/25/2035 (C)	386,884	383,256
Bear Stearns Commercial Mortgage Securities Series 2006-PW11, Class A4 5.62%, 03/11/2039 (C)	200,000	222,347
Bear Stearns Commercial Mortgage Securities, IO Series 2005-PWR8, Class X1 0.29%, 06/11/2041 - 144A (C)	13,302,122	175,229
Chase Mortgage Finance Corp.
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	601,309	627,395
Series 2007-A1, Class 1A3
2.98%, 02/25/2037 (C)	2,266,643	2,260,566
Series 2007-A1, Class 2A1
2.99%, 02/25/2037 (C)	514,564	523,112
Series 2007-A1, Class 7A1
2.93%, 02/25/2037 (C)	396,620	391,494
Series 2007-A1, Class 9A1
2.96%, 02/25/2037 (C)	168,716	170,872
Series 2007-A2, Class 1A1
2.99%, 07/25/2037 (C)	104,522	105,025
Series 2007-A2, Class 2A1
3.02%, 07/25/2037 (C)	654,470	662,159
Citicorp Mortgage Securities, Inc. Series 2004-4, Class A4 5.50%, 06/25/2034	563,221	589,357
Citigroup Commercial Mortgage Trust
Series 2005-C3, Class AM
4.83%, 05/15/2043 (C)	440,000	471,846
Series 2006-C5, Class A4
5.43%, 10/15/2049	500,000	567,592
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4
5.25%, 09/25/2033	423,182	447,255
Series 2005-2, Class 2A11
5.50%, 05/25/2035	330,676	341,981
Series 2008-AR4, Class 1A1A
2.94%, 11/25/2038 - 144A (C)	1,195,546	1,210,405
Series 2009-10, Class 1A1
2.43%, 09/25/2033 - 144A (C)	765,642	774,213

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc. (continued)
Series 2009-11, Class 3A1
5.75%, 05/25/2037 - 144A (C)	$ 835,335	$ 874,856
Series 2010-7, Class 10A1
2.61%, 02/25/2035 - 144A (C)	279,399	282,034
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	6,212,392	6,440,002
Series 2010-8, Class 6A6
4.50%, 12/25/2036 - 144A	5,248,780	5,542,937
Series 2011-10, Class 4A1
0.39%, 02/25/2046 - 144A (C)	938,712	898,180
Series 2011-3, Class 1A1
0.28%, 02/25/2047 - 144A (C)	175,385	174,361
Series 2011-5, Class 1A1
0.39%, 02/25/2046 - 144A (C)	559,872	520,720
Citigroup/Deutsche Bank Commercial Mortgage Trust, IO Series 2007-CD4, Class XC 0.22%, 12/11/2049 - 144A (C)	40,023,939	308,985
Commercial Mortgage Asset Trust Series 1999-C1, Class D 7.35%, 01/17/2032 (C)	1,000,000	1,026,833
Commercial Mortgage Pass-Through Certificates, IO Series 2012-CR2, Class XA 2.13%, 08/15/2045 (C)	2,236,078	283,593
Countrywide Alternative Loan Trust, PO Series 2002-7 Zero Coupon, 08/25/2032	104,822	85,817
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-39, Class A6
5.00%, 10/25/2033	561,754	581,143
Series 2003-50, Class A1
5.00%, 11/25/2018	357,278	367,250
Series 2003-J13, Class 1A7
5.25%, 01/25/2034	994,600	1,027,506
Series 2004-3, Class A26
5.50%, 04/25/2034	517,858	531,944
Series 2004-3, Class A4
5.75%, 04/25/2034	776,788	803,540
Series 2004-5, Class 1A4
5.50%, 06/25/2034	732,495	761,705
Series 2004-8, Class 2A1
4.50%, 06/25/2019	63,104	65,202
Series 2004-J4, Class 2A1
5.00%, 05/25/2019	126,165	128,074
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	239,395	249,533
Series 2003-27, Class 5A4
5.25%, 11/25/2033	344,517	354,550
Series 2003-29, Class 5A1
7.00%, 12/25/2033	245,275	261,803
Series 2003-29, Class 8A1
6.00%, 11/25/2018	98,845	101,127
Series 2003-AR15, Class 3A1
2.94%, 06/25/2033 (C)	349,694	347,358
Series 2004-4, Class 2A4
5.50%, 09/25/2034	596,301	637,119

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities Corp. (continued)
Series 2004-5, Class 3A1
5.25%, 08/25/2019	$ 317,260	$ 325,940
Series 2004-8, Class 1A4
5.50%, 12/25/2034	580,800	609,634
Series 2004-8, Class 3A5
5.50%, 12/25/2034	115,429	116,656
Series 2005-C3, Class AM
4.73%, 07/15/2037	400,000	432,214
Credit Suisse Mortgage Capital Certificates
Series 2006-C2, Class A3
5.86%, 03/15/2039 (C)	1,600,000	1,779,374
Series 2009-3R, Class 19A3
6.00%, 01/27/2038 - 144A	291,622	304,342
Series 2010-11R, Class A6
1.20%, 06/28/2047 - 144A (C)	1,858,684	1,756,380
Series 2010-12R, Class 14A1
2.81%, 09/26/2046 - 144A (C)	315,494	314,416
Series 2010-15R, Class 7A1
1.40%, 10/26/2037 - 144A (C)	2,759	2,750
Series 2010-16, Class A3
3.88%, 06/25/2050 - 144A (C)	400,000	390,662
Series 2010-16, Class A4
3.88%, 06/25/2050 - 144A (C)	1,000,000	974,683
Series 2010-17R, Class 1A1
2.64%, 06/26/2036 - 144A (C)	304,355	313,181
Series 2010-1R, Class 5A1
5.00%, 01/27/2036 - 144A (C)	388,870	403,272
Series 2011-16R, Class 7A3
3.50%, 12/27/2036 - 144A (C)	579,701	593,270
Series 2011-1R, Class A1
1.20%, 02/27/2047 - 144A (C)	804,304	800,418
Series 2011-6R, Class 3A1
2.95%, 07/28/2036 - 144A (C)	563,045	554,450
Series 2011-7R, Class A1
1.45%, 08/28/2047 - 144A (C)	949,827	945,100
Series 2011-9R, Class A1
2.20%, 03/27/2046 - 144A (C)	2,483,277	2,496,746
Series 2012-3R, Class 1A1
3.25%, 07/27/2037 - 144A (C)	1,437,219	1,445,579
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4
5.22%, 08/15/2048	600,000	669,124
Series 2006-C1, Class AM
5.25%, 08/15/2048	1,000,000	1,081,364
CW Capital Cobalt, Ltd., IO Series 2006-C1 0.79%, 08/15/2048 (C)	26,723,397	553,254
DBRR Trust, IO Series 2011-C32, Class A3X1 2.02%, 06/17/2049 - 144A (C) (D)	6,000,000	401,805
Deutsche ALT-A Securities, Inc., Alternate Loan Trust Series 2005-1, Class 2A1 5.64%, 02/25/2020 (C)	218,045	226,527
Deutsche Mortgage Securities, Inc.
Series 2009-RS2, Class 4A1
0.33%, 04/26/2037 - 144A (C)	144,806	141,692
Series 2010-RS2, Class A1
1.45%, 06/28/2047 - 144A (C)	8,682	8,682

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
FDIC Structured Sale Guaranteed Notes Series 2010-C1, Class A 2.98%, 12/06/2020 - 144A	$ 829,158	$ 871,056
First Horizon Asset Securities, Inc.
Series 2003-8, Class 2A1
4.50%, 09/25/2018	70,262	72,231
Series 2004-AR2, Class 2A1
2.63%, 05/25/2034 (C)	640,205	635,134
Fontainebleau Miami Beach Trust Series 2012-FBLU, Class A 2.89%, 05/05/2027 - 144A	1,146,474	1,169,557
GE Capital Commercial Mortgage Corp. Series 2005-C1, Class AJ 4.83%, 06/10/2048 (C)	1,000,000	1,052,354
GMAC Mortgage Corp., Loan Trust
Series 2003-AR1, Class A4
3.39%, 10/19/2033 (C)	175,642	180,133
Series 2003-AR2, Class 2A4
3.47%, 12/19/2033 (C)	1,089,478	1,085,589
Series 2004-J5, Class A7
6.50%, 01/25/2035	1,510,620	1,603,091
Series 2004-J6, Class 1A1
5.00%, 01/25/2020	151,738	156,514
Greenwich Capital Commercial Funding Corp. Series 2005-GG3, Class AJ 4.86%, 08/10/2042 (C)	220,000	234,319
GS Mortgage Securities Trust, IO Series 2006-GG8, Class X 0.80%, 11/10/2039 - 144A (C)	10,483,471	186,270
GSMPS Mortgage Loan Trust Series 2005-RP3, Class 1AF 0.55%, 09/25/2035 - 144A (C)	1,409,137	1,213,483
GSMPS Mortgage Loan Trust, IO Series 2005-RP3, Class 1AS 4.94%, 09/25/2035 - 144A (C)	1,056,853	175,153
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4
5.25%, 06/25/2033	1,471,987	1,466,645
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	1,444,219	1,510,366
Series 2005-5F, Class 8A3
0.70%, 06/25/2035 (C)	112,153	105,123
Impac CMB Trust Series 2005-4, Class 2A1 0.50%, 05/25/2035 (C)	391,763	386,266
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1
5.50%, 08/25/2033	112,662	118,386
Series 2006-1, Class 2A1
0.55%, 05/25/2036 (C)	809,501	799,123
Series 2006-2, Class 2A1
0.55%, 08/25/2036 (C)	740,713	733,695
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A4
4.40%, 01/12/2039	980,224	1,004,366
Series 2005-CB11, Class AJ
5.54%, 08/12/2037 (C)	700,000	759,968

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. (continued)
Series 2006-CB15, Class A4
5.81%, 06/12/2043 (C)	$ 1,500,000	$ 1,681,821
Series 2006-CB16, Class A4
5.55%, 05/12/2045	100,000	113,012
Series 2006-LDP9, Class A3SF
0.35%, 05/15/2047 (C)	1,000,000	995,963
JPMorgan Chase Commercial Mortgage Securities Corp., IO Series 2006-CB15, Class X1 0.16%, 06/12/2043 (C)	49,762,146	340,423
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1
3.04%, 07/25/2034 (C)	127,374	128,407
Series 2004-A4, Class 1A1
3.04%, 09/25/2034 (C)	133,551	136,778
Series 2004-S1, Class 1A7
5.00%, 09/25/2034	50,073	51,653
Series 2005-A1, Class 3A4
4.80%, 02/25/2035 (C)	474,939	485,360
Series 2006-A2, Class 5A3
2.90%, 11/25/2033 (C)	922,741	939,789
Series 2006-A3, Class 6A1
2.98%, 08/25/2034 (C)	96,700	95,251
JPMorgan Re-REMIC
Series 2009-6, Class 4A1
5.33%, 09/26/2036 - 144A (C)	321,404	316,406
Series 2010-4, Class 7A1
1.87%, 08/26/2035 - 144A (C)	334,274	330,797
LB-UBS Commercial Mortgage Trust Series 2006-C4, Class A4 6.06%, 06/15/2038 (C)	400,000	453,438
LB-UBS Commercial Mortgage Trust, IO Series 2006-C1, Class XCL 0.53%, 02/15/2041 - 144A (C)	23,083,215	212,504
LVII Resecuritization Trust Series 2009-3, Class M3 5.47%, 11/27/2037 - 144A (C)	600,000	623,010
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.67%, 04/21/2034 (C)	1,040,142	1,080,056
Series 2004-13, Class 3A7
2.63%, 11/21/2034 (C)	686,521	711,073
MASTR Alternative Loan Trust Series 2004-5, Class 5A1 4.75%, 06/25/2019	148,794	150,813
MASTR Alternative Loans Trust Series 2003-9, Class 2A1 6.00%, 12/25/2033	120,171	127,038
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6
5.25%, 12/25/2033	965,051	1,006,139
Series 2003-2, Class 1A1
5.00%, 03/25/2018	72,161	74,322
Series 2003-3, Class 3A18
5.50%, 04/25/2033	243,036	250,693
Series 2004-P7, Class A6
5.50%, 12/27/2033 - 144A	416,819	438,817

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MASTR Resecuritization Trust, PO Series 2005, Class 3 Zero Coupon, 05/28/2035 - 144A	$ 158,287	$ 126,629
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1
2.32%, 12/25/2034 (C)	529,861	535,534
Series 2004-A4, Class A2
2.54%, 08/25/2034 (C)	258,286	261,565
Series 2004-D, Class A2
1.18%, 09/25/2029 (C)	398,328	395,327
Merrill Lynch Mortgage Investors, Inc.
Series 2003-A4, Class 2A
2.74%, 07/25/2033 (C)	141,749	145,485
Series 2003-A5, Class 2A6
2.58%, 08/25/2033 (C)	151,526	153,869
Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AJ
5.55%, 01/12/2044 (C)	500,000	550,555
Series 2006-C1, Class A4
5.87%, 05/12/2039 (C)	730,000	823,514
Merrill Lynch/Countrywide Commercial Mortgage Trust, IO Series 2006-4, Class XC 0.23%, 12/12/2049 - 144A (C)	14,814,463	185,625
Morgan Stanley Capital I Trust Series 2011-C3, Class A3 4.05%, 07/15/2049	637,000	714,065
Morgan Stanley Capital I Trust, IO
Series 2006-IQ12, Class X1
0.21%, 12/15/2043 - 144A (C)	36,058,731	496,925
Series 2007-HQ11, Class X
0.40%, 02/12/2044 - 144A (C)	63,043,827	363,259
Morgan Stanley Capital I, Inc. Series 2007-T27, Class A4 5.82%, 06/11/2042 (C)	200,000	234,316
Morgan Stanley Capital I, Inc., IO Series 2006-T21, Class X 0.33%, 10/12/2052 - 144A (C)	88,892,184	634,779
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A 5.67%, 04/25/2034 (C)	549,212	574,204
Morgan Stanley Re-REMIC Trust
Series 2009-IO, Class A2
5.00%, 07/17/2056 - 144A	1,427,225	1,436,145
Series 2010-C30A, Class A3A
3.25%, 12/17/2043 - 144A	162,967	162,835
Series 2010-HQ4B, Class A7A
4.97%, 04/16/2040 - 144A	1,400,000	1,442,700
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	1,060,167	1,069,772
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	1,997,331	2,022,922
Series 2012-XA, Class B
0.25%, 07/27/2049 - 144A (D)	500,000	416,250
Prime Mortgage Trust Series 2004-CL1, Class 1A1 6.00%, 02/25/2034	228,816	251,248

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Prime Mortgage Trust, PO Series 2004-CL1, Class 1 Zero Coupon, 02/25/2034	$ 18,928	$ 15,856
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1 2.75%, 05/25/2035 (C)	457,944	465,870
RALI Trust
Series 2003-QS1, Class A6
4.25%, 01/25/2033	99,145	100,171
Series 2003-QS13, Class A5
0.85%, 07/25/2033 (C)	383,474	361,352
Series 2003-QS15, Class A7
5.50%, 08/25/2033	1,359,751	1,400,627
Series 2003-QS18, Class A1
5.00%, 09/25/2018	117,189	120,685
Series 2004-QS7, Class A4
5.50%, 05/25/2034	407,780	378,843
RAMP Trust
Series 2004-RS6, Class AI4
5.46%, 05/25/2032 (C)	60,879	61,199
Series 2004-RZ1, Class M1
4.32%, 03/25/2034 (C)	570,509	588,886
Series 2004-SL2, Class A3
7.00%, 10/25/2031	371,238	387,636
Series 2005-EFC5, Class A3
0.54%, 10/25/2035 (C)	600,000	586,933
Series 2006-RZ1, Class A3
0.50%, 03/25/2036 (C)	1,000,000	936,448
RBSSP Resecuritization Trust
Series 2009-1, Class 1A1
6.50%, 02/26/2036 - 144A	555,423	597,000
Series 2010-9, Class 7A5
4.00%, 05/26/2037 - 144A (C)	706,127	728,704
RCMC LLC Series 2012-CRE1, Class A 5.62%, 11/15/2044 - 144A	418,143	418,882
Residential Asset Securitization Trust Series 2002-A13, Class A4 5.25%, 12/25/2017	50,810	52,024
RFMSI Trust
Series 2003-S20, Class 2A1
4.75%, 12/25/2018	85,074	86,994
Series 2003-S4, Class A4
5.75%, 03/25/2033	472,045	477,535
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A
3.10%, 09/25/2033 (C)	439,798	445,528
Series 2003-UP1, Class A
3.95%, 04/25/2032 - 144A (C)	32,650	32,168
Sequoia Mortgage Trust
Series 2004-11, Class A1
0.50%, 12/20/2034 (C)	680,687	647,482
Series 2004-11, Class A3
0.50%, 12/20/2034 (C)	725,201	712,401
Series 2004-12, Class A3
0.83%, 01/20/2035 (C)	419,192	347,596
Springleaf Mortgage Loan Trust
Series 2011-1A, Class A1
4.05%, 01/25/2058 - 144A (C)	1,566,637	1,621,267

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Springleaf Mortgage Loan Trust (continued)
Series 2011-1A, Class A2
5.45%, 01/25/2058 - 144A (C)	$ 1,500,000	$ 1,576,831
Series 2012-1A, Class M3
6.00%, 09/25/2057 - 144A (C)	1,000,000	1,038,917
Series 2012-2A, Class M4
6.00%, 10/25/2057 - 144A (C)	1,200,000	1,235,004
Series 2012-3A, Class M1
2.66%, 12/25/2059 - 144A (C)	534,000	541,915
Series 2012-3A, Class M2
3.56%, 12/25/2059 - 144A (C)	471,000	480,329
Series 2012-3A, Class M3
4.44%, 12/25/2059 - 144A (C)	253,000	260,857
Series 2012-3A, Class M4
5.30%, 12/25/2059 - 144A (C)	146,000	151,440
Structured Asset Mortgage Investments, Inc. Series 2004-AR5, Class 1A1 0.86%, 10/19/2034 (C)	573,622	568,060
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1
0.84%, 09/25/2043 (C)	429,402	426,747
Series 2004-1, Class II2A
1.79%, 03/25/2044 (C)	211,111	210,329
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4, Class A3 5.54%, 08/15/2039 (C)	551,448	578,465
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66%, 06/10/2030 - 144A	1,386,000	1,470,442
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4 3.53%, 05/10/2063	650,000	700,276
UBS-Barclays Commercial Mortgage Trust, IO Series 2012-C2, Class XA 1.97%, 05/10/2063 - 144A (C)	6,180,032	643,428
Vendee Mortgage Trust
Series 1993-1, Class ZB
7.25%, 02/15/2023	358,144	416,491
Series 1998-2, Class 1G
6.75%, 06/15/2028	657,662	787,526
Vericrest Opportunity Loan Transferee
Series 2012-NL2A, Class A1
2.49%, 02/26/2052 - 144A	483,362	484,764
Series 2012-NL3A, Class A
2.73%, 11/25/2060 - 144A (C)	1,137,867	1,140,598
Wachovia Bank Commercial Mortgage Trust Series 2004-C11, Class A5 5.22%, 01/15/2041 (C)	1,110,402	1,150,427
Wachovia Bank Commercial Mortgage Trust, IO Series 2006-C24, Class XC 0.28%, 03/15/2045 - 144A (C)	140,199,443	557,153

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates
Series 2003-AR6, Class A1
2.44%, 06/25/2033 (C)	$ 834,258	$ 856,727
Series 2003-AR7, Class A7
2.32%, 08/25/2033 (C)	307,461	307,558
Series 2003-AR8, Class A
2.46%, 08/25/2033 (C)	104,673	107,696
Series 2003-AR9, Class 1A6
2.43%, 09/25/2033 (C)	517,549	528,255
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	513,461	536,421
Series 2003-S4, Class 2A10
16.91%, 06/25/2033 (C)	30,524	37,256
Series 2003-S8, Class A4
4.50%, 09/25/2018	10,091	10,087
Series 2003-S9, Class A8
5.25%, 10/25/2033	356,755	373,934
Series 2004-AR3, Class A1
2.52%, 06/25/2034 (C)	71,883	72,926
Series 2004-AR3, Class A2
2.52%, 06/25/2034 (C)	739,364	750,094
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	363,133	377,919
Series 2004-CB3, Class 4A
6.00%, 10/25/2019	430,656	453,943
Series 2004-S1, Class 1A3
0.60%, 03/25/2034 (C)	52,314	51,668
Series 2004-S2, Class 2A4
5.50%, 06/25/2034	627,568	653,085
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS2, Class 1A1
5.75%, 02/25/2033	361,837	376,776
Series 2004-RA2, Class 2A
7.00%, 07/25/2033	150,224	166,432
Wells Fargo Mortgage Backed Securities Trust
Series 2003-J, Class 2A5
4.42%, 10/25/2033 (C)	1,969	1,973
Series 2003-K, Class 1A1
4.43%, 11/25/2033 (C)	43,277	44,124
Series 2004-4, Class A9
5.50%, 05/25/2034	458,414	472,723
Series 2004-EE, Class 2A1
2.62%, 12/25/2034 (C)	391,725	404,476
Series 2004-EE, Class 2A2
2.62%, 12/25/2034 (C)	97,931	101,099
Series 2004-EE, Class 3A1
3.04%, 12/25/2034 (C)	90,719	94,050
Series 2004-EE, Class 3A2
3.04%, 12/25/2034 (C)	136,079	141,542
Series 2004-I, Class 1A1
2.78%, 07/25/2034 (C)	1,317,556	1,343,241
Series 2004-P, Class 2A1
2.62%, 09/25/2034 (C)	2,174,569	2,195,188
Series 2004-R, Class 2A1
2.62%, 09/25/2034 (C)	1,180,341	1,200,461
Series 2004-U, Class A1
2.82%, 10/25/2034 (C)	1,307,274	1,320,132

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust (continued)
Series 2004-V, Class 1A1
2.65%, 10/25/2034 (C)	$ 235,355	$ 240,537
Series 2004-V, Class 1A2
2.65%, 10/25/2034 (C)	105,069	108,042
Series 2004-W, Class A9
2.70%, 11/25/2034 (C)	343,798	355,871
Series 2005-1, Class 2A1
5.00%, 01/25/2020	185,472	194,717
Series 2005-13, Class A1
5.00%, 11/25/2020	94,874	97,415
Series 2005-AR8, Class 2A1
2.74%, 06/25/2035 (C)	519,987	525,290
Series 2005-AR9, Class 2A1
2.74%, 10/25/2033 (C)	200,759	201,631
Wells Fargo Mortgage Loan Trust Series 2012-RR1, Class A1 2.85%, 08/27/2037 - 144A (C)	685,670	695,987
Wells Fargo Re-REMIC Trust Series 2012-IO, Class A 1.75%, 08/20/2021 - 144A	2,213,642	2,215,723
WF-RBS Commercial Mortgage Trust Series 2011-C3, Class A4 4.38%, 03/15/2044 - 144A	550,000	627,741

Total Mortgage-Backed Securities (cost $162,900,360)		168,654,901

ASSET-BACKED SECURITIES - 2.9%
Academic Loan Funding Trust Series 2012-1A, Class A1 1.00%, 12/27/2022 - 144A (C)	1,142,274	1,155,707
American Credit Acceptance Receivables Trust
Series 2012-1, Class A2
3.04%, 10/15/2015 - 144A	296,586	298,622
Series 2012-2, Class A
1.89%, 07/15/2016 - 144A	949,225	953,059
Series 2012-3, Class A
1.64%, 11/15/2016 - 144A	225,464	225,596
Ascentium Equipment Receivables LLC Series 2012-1A, Class A 1.83%, 09/15/2019 - 144A	267,518	267,650
Asset Backed Funding Certificates Series 2005-AQ1, Class A4 5.01%, 06/25/2035 (C)	652,747	661,120
Bank of America Auto Trust Series 2010-1A, Class A4 2.18%, 02/15/2017 - 144A	53,983	54,085
BXG Receivables Note Trust Series 2012-A, Class A 2.66%, 12/02/2027 - 144A	879,847	881,818
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-2, Class 2A2
0.76%, 02/25/2033 (C)	496,096	469,517
Series 2003-5, Class 1A4
4.40%, 02/25/2030	161,285	161,632
Series 2003-6, Class 1A4
4.50%, 11/25/2034	216,008	218,588

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Chase Funding Mortgage Loan Asset-Backed Certificates (continued)
Series 2003-6, Class 1A5
5.35%, 11/25/2034 (C)	$ 500,000	$ 493,896
CPS Auto Trust
Series 2011-C, Class A
4.21%, 03/15/2019 - 144A	759,692	790,094
Series 2012-A, Class A
2.78%, 06/17/2019 - 144A	210,160	214,411
Series 2012-B, Class A
2.52%, 09/16/2019 - 144A	1,548,960	1,574,528
Series 2012-C, Class A
1.82%, 12/16/2019 - 144A	969,081	977,920
Credit Acceptance Auto Loan Trust Series 2011-1, Class A 2.61%, 03/15/2019 - 144A	860,000	873,137
DT Auto Owner Trust Series 2012-2A, Class A 0.91%, 11/16/2015 - 144A	400,455	400,723
Exeter Automobile Receivables Trust Series 2012-2A, Class A 1.30%, 06/15/2017 - 144A	945,059	948,083
First Investors Auto Owner Trust Series 2012-2A, Class A2 1.47%, 05/15/2018 - 144A	699,988	703,551
Fortress Opportunities Residential Transaction Series 2011-1A, Class A1 7.21%, 10/25/2047 - 144A (C)	20,305	20,301
Freedom Trust Series 2011-1, Class A13 0.19%, 11/30/2037 - 144A (C)	82,047	81,599
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class A1
1.34%, 10/15/2043 - 144A	580,000	581,508
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	487,000	496,282
HSBC Home Equity Loan Trust
Series 2005-2, Class A1
0.47%, 01/20/2035 (C)	67,750	65,993
Series 2006-1, Class A1
0.36%, 01/20/2036 (C)	125,625	123,070
Series 2007-1, Class A2F
5.60%, 03/20/2036 (C)	16,210	16,200
Series 2007-1, Class AS
0.40%, 03/20/2036 (C)	130,829	128,346
Series 2007-3, Class APT
1.40%, 11/20/2036 (C)	93,552	93,394
LAI Vehicle Lease Securitization Trust Series 2010-A, Class A 2.55%, 09/15/2016 - 144A	89,825	89,855
Lake Country Mortgage Loan Trust Series 2006-HE1, Class A3 0.55%, 07/25/2034 - 144A (C)	414,030	409,582
Madison Avenue Manufactured Housing Contract Series 2002-A, Class M2 2.45%, 03/25/2032 (C)	1,103,000	1,108,630
Mercedes-Benz Auto Receivables Trust Series 2010-1, Class A3 1.42%, 08/15/2014	22,539	22,563

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Newcastle Investment Trust Series 2011-MH1, Class A 2.45%, 12/10/2033 - 144A	$ 155,107	$ 158,419
PennyMac Loan Trust
Series 2011-NPL1, Class A
5.25%, 09/25/2051 - 144A (C)	245,056	244,993
Series 2012-NPL1, Class A
3.42%, 05/28/2052 - 144A (C)	863,319	866,947
RASC Trust Series 2005-KS9, Class A3 0.57%, 10/25/2035 (C)	216,809	213,103
Residential Credit Solutions Trust Series 2011-1, Class A1 6.00%, 03/25/2041 - 144A	706,991	707,344
Resort Finance America, LLC Series 2012-1, Class A1 6.25%, 07/05/2018	1,488,221	1,488,221
RMAT Series 2012-1A, Class A1 2.73%, 08/26/2052 - 144A (C)	858,799	856,189
Santander Drive Auto Receivables Trust
Series 2011-S2A, Class B
2.06%, 06/15/2017 - 144A	82,398	82,734
Series 2011-S2A, Class D
3.35%, 06/15/2017 - 144A	153,123	154,180
Saxon Asset Securities Trust Series 2003-1, Class AF6 4.80%, 06/25/2033 (C)	228,802	232,617
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78%, 06/15/2016 - 144A	177,164	178,152
Springleaf Funding Trust Series 2013-AA, Class A 2.58%, 09/15/2021 - 144A	1,000,000	990,000
Stanwich Mortgage Loan Trust
Series 2012-NPL3, Class A
4.21%, 05/15/2042 - 144A	15,111	15,114
Series 2012-NPL4, Class A
2.98%, 09/15/2042 - 144A	1,556,662	1,561,534
Series 2012-NPL5, Class A
2.98%, 10/18/2042 - 144A	1,047,626	1,049,261
Structured Asset Investment Loan Trust Series 2005-5, Class A9 0.47%, 06/25/2035 (C)	173,426	173,122
Structured Asset Securities Corp.
Series 2002-AL1, Class A2
3.45%, 02/25/2032	234,590	234,600
Series 2003-16, Class A3
0.70%, 06/25/2033 (C)	65,147	63,282
Series 2003-32, Class 1A1
5.45%, 11/25/2033 (C)	130,285	138,945
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	145,544	147,141
Series 2003-35, Class 3A1
0.70%, 12/25/2033 (C)	307,073	298,191
Series 2003-37A, Class 2A
4.76%, 12/25/2033 (C)	205,813	204,370
Series 2004-4XS, Class 1A5
5.49%, 02/25/2034 (C)	647,118	685,485

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Corp. (continued)
Series 2004-5H, Class A4
5.54%, 12/25/2033	$ 679,822	$ 702,651
Series 2004-6XS, Class A5A
5.53%, 03/25/2034 (C)	545,081	547,939
Series 2004-6XS, Class A5B
5.55%, 03/25/2034 (C)	545,081	548,145
Series 2005-NC1, Class A11
4.69%, 02/25/2035 (C)	1,120,327	1,112,344
Toyota Auto Receivables Owner Trust Series 2010-C, Class A3 0.77%, 04/15/2014	5,206	5,208
Trafigura Securitisation Finance PLC Series 2012-1A, Class A 2.60%, 10/15/2015 - 144A (C)	2,219,000	2,263,727
Volt LLC
Series 2012-1A, Class A1
4.95%, 04/25/2017 - 144A (C)	942,610	950,796
Series 2012-RP2A, Class A1
4.70%, 06/26/2017 - 144A	651,270	660,556
Series 2012-RP2A, Class A2
8.84%, 06/26/2017 - 144A	150,000	152,851
Westgate Resorts LLC
Series 2012-1, Class A
4.50%, 09/20/2025 - 144A	1,285,418	1,314,742
Series 2012-2A, Class A
3.00%, 01/20/2025 - 144A	1,376,521	1,388,566
Westlake Automobile Receivables Trust Series 2011-1A, Class A3 1.49%, 06/16/2014 - 144A	65,978	66,057
World Omni Auto Receivables Trust Series 2010-A, Class A4 2.21%, 05/15/2015	163,780	164,916

Total Asset-Backed Securities (cost $35,560,348)		36,183,502

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
American Municipal Power, Inc. (Revenue Bonds) 7.50%, 02/15/2050	640,000	882,278
New York State Dormitory Authority, Revenue Bond (Revenue Bonds) 5.60%, 03/15/2040	280,000	362,706
Ohio State University (Revenue Bonds) 4.80%, 06/01/2111	1,370,000	1,533,784
Port Authority of New York & New Jersey (Revenue Bonds)
4.46%, 10/01/2062	970,000	1,017,026
Series B
5.65%, 11/01/2040	485,000	610,872
State of California - Build America Bonds (General Obligation Unlimited) 7.30%, 10/01/2039	520,000	749,570
State of Illinois (General Obligation Unlimited) 5.10%, 06/01/2033	85,000	85,939

Total Municipal Government Obligations (cost $4,489,098)		5,242,175

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 18.4%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 5.20%, 08/15/2015 - 144A	$ 380,000	$ 411,784
BAE Systems PLC 5.80%, 10/11/2041 - 144A (A)	439,000	525,880
Lockheed Martin Corp.
4.07%, 12/15/2042 - 144A	120,000	114,392
4.25%, 11/15/2019	150,000	168,636
4.85%, 09/15/2041	190,000	205,321
United Technologies Corp.
4.50%, 06/01/2042	257,000	284,052
8.88%, 11/15/2019	250,000	341,929
Air Freight & Logistics - 0.0% (E)
United Parcel Service of America, Inc.
8.38%, 04/01/2020	60,000	83,515
8.38%, 04/01/2030 (F)	200,000	298,902
United Parcel Service, Inc. 2.45%, 10/01/2022 (A)	186,000	187,168
Airlines - 0.2%
Air Canada Pass-Through Trust 4.13%, 11/15/2026 - 144A (G)	124,000	125,240
American Airlines Pass-Through Trust
5.25%, 07/31/2022	98,287	107,133
8.63%, 04/15/2023	571,471	604,331
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026 (A)	255,000	268,387
5.98%, 10/19/2023	263,174	300,018
Delta Air Lines, Inc., Pass-Through Trust
4.75%, 11/07/2021	143,000	155,870
4.95%, 11/23/2020	243,413	267,146
5.30%, 10/15/2020	73,946	82,080
Auto Components - 0.1%
Johnson Controls, Inc.
4.25%, 03/01/2021	335,000	372,031
5.25%, 12/01/2041	970,000	1,093,331
Automobiles - 0.0% (E)
Daimler Finance North America LLC 2.63%, 09/15/2016 - 144A	200,000	208,646
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
1.50%, 07/14/2014	136,000	137,816
7.75%, 01/15/2019	650,000	857,440
8.20%, 01/15/2039	240,000	396,388
Diageo Capital PLC
4.83%, 07/15/2020	90,000	106,886
5.75%, 10/23/2017	230,000	274,902
Heineken NV 1.40%, 10/01/2017 - 144A	400,000	401,058
PepsiCo, Inc. 7.90%, 11/01/2018	21,000	27,987
SABMiller Holdings, Inc. 3.75%, 01/15/2022 - 144A	200,000	218,696
SABMiller PLC
5.50%, 08/15/2013 - 144A	180,000	182,571
5.70%, 01/15/2014 - 144A	330,000	342,074
Biotechnology - 0.2%
Amgen, Inc.
3.45%, 10/01/2020	400,000	433,588

	Principal	Value
Biotechnology (continued)
Amgen, Inc. (continued)
4.50%, 03/15/2020	$ 56,000	$ 64,339
5.15%, 11/15/2041	575,000	659,093
5.65%, 06/15/2042	252,000	308,068
5.75%, 03/15/2040	165,000	200,129
Celgene Corp. 1.90%, 08/15/2017	659,000	671,874
Capital Markets - 1.4%
Bank of New York Mellon Corp.
3.55%, 09/23/2021	509,000	557,860
5.45%, 05/15/2019	200,000	242,475
Bank of New York Mellon Corp., Series MTN
2.40%, 01/17/2017	200,000	209,739
4.60%, 01/15/2020	40,000	46,640
BlackRock, Inc.
3.38%, 06/01/2022	174,000	186,514
6.25%, 09/15/2017 (A)	635,000	771,982
Charles Schwab Corp. 3.23%, 09/01/2022	100,000	105,187
Credit Suisse USA, Inc. 5.13%, 08/15/2015	170,000	186,353
Goldman Sachs Group, Inc.
6.25%, 09/01/2017 (A)	650,000	764,609
6.75%, 10/01/2037	200,000	229,456
Goldman Sachs Group, Inc., Series GMTN
5.38%, 03/15/2020	390,000	455,036
7.50%, 02/15/2019	3,475,000	4,381,923
Jefferies Group, Inc.
6.25%, 01/15/2036	260,000	276,900
6.45%, 06/08/2027	180,000	201,804
8.50%, 07/15/2019	520,000	660,162
Macquarie Group, Ltd.
6.00%, 01/14/2020 - 144A	450,000	502,605
6.25%, 01/14/2021 - 144A	525,000	596,536
7.63%, 08/13/2019 - 144A	700,000	854,420
Morgan Stanley, Series GMTN
5.63%, 09/23/2019	2,000,000	2,329,892
7.30%, 05/13/2019	1,800,000	2,254,554
Morgan Stanley, Series MTN 5.55%, 04/27/2017	170,000	191,896
Nomura Holdings, Inc.
5.00%, 03/04/2015	350,000	373,474
6.70%, 03/04/2020	257,000	312,969
Nomura Holdings, Inc., Series MTN 4.13%, 01/19/2016 (A)	200,000	213,024
Chemicals - 0.5%
Dow Chemical Co.
4.25%, 11/15/2020	174,000	193,211
8.55%, 05/15/2019	456,000	614,835
E.I. du Pont de Nemours & Co.
1.95%, 01/15/2016	173,000	178,971
4.90%, 01/15/2041	125,000	146,472
5.60%, 12/15/2036 (A)	550,000	695,208
Ecolab, Inc. 5.50%, 12/08/2041	570,000	687,046

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Chemicals (continued)
Mosaic Co.
3.75%, 11/15/2021	$ 209,000	$ 223,895
4.88%, 11/15/2041	253,000	277,131
Potash Corp. of Saskatchewan, Inc. 6.50%, 05/15/2019	260,000	324,876
PPG Industries, Inc.
6.65%, 03/15/2018	470,000	579,995
7.40%, 08/15/2019	300,000	371,608
9.00%, 05/01/2021	310,000	432,613
Praxair, Inc. 5.20%, 03/15/2017	150,000	173,661
Union Carbide Corp.
7.50%, 06/01/2025	400,000	501,250
7.75%, 10/01/2096	210,000	262,495
Commercial Banks - 1.8%
ANZ National Int’l, Ltd. 3.13%, 08/10/2015 - 144A	105,000	110,209
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 - 144A (A)	600,000	632,280
4.88%, 01/12/2021 - 144A	137,000	161,471
Bank of Nova Scotia 2.55%, 01/12/2017 (A)	855,000	898,834
Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.35%, 02/23/2017 - 144A (A)	785,000	818,236
Barclays Bank PLC
2.25%, 05/10/2017 - 144A (A)	276,000	288,806
5.00%, 09/22/2016	100,000	112,720
5.20%, 07/10/2014	125,000	131,569
BB&T Corp.
4.90%, 06/30/2017	550,000	621,115
5.25%, 11/01/2019 (A)	90,000	105,234
BB&T Corp., Series MTN 6.85%, 04/30/2019	250,000	319,965
Comerica, Inc. 3.00%, 09/16/2015	150,000	157,871
Commonwealth Bank of Australia 2.25%, 03/16/2017 - 144A (A)	530,000	556,712
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017 (A)	205,000	220,765
4.50%, 01/11/2021 (A)	300,000	340,938
5.80%, 09/30/2110 - 144A	300,000	351,624
Deutsche Bank AG
3.25%, 01/11/2016 (A)	400,000	424,276
3.88%, 08/18/2014	100,000	104,034
6.00%, 09/01/2017 (A)	190,000	226,414
HSBC Bank PLC 4.13%, 08/12/2020 - 144A	275,000	307,193
HSBC Holdings PLC
4.88%, 01/14/2022	1,520,000	1,777,894
5.10%, 04/05/2021 (A)	911,000	1,080,618
ING Bank NV 3.75%, 03/07/2017 - 144A	943,000	1,014,121
KeyBank NA
5.70%, 11/01/2017 (A)	245,000	285,292
5.80%, 07/01/2014	250,000	264,743
Manufacturers & Traders Trust Co. 6.63%, 12/04/2017	250,000	302,890

	Principal	Value
Commercial Banks (continued)
National Australia Bank, Ltd. 2.00%, 06/20/2017 - 144A (A)	$ 580,000	$ 604,128
Nordea Bank AB
3.13%, 03/20/2017 - 144A	570,000	608,589
4.88%, 05/13/2021 - 144A (A)	384,000	423,164
PNC Bank NA 6.88%, 04/01/2018	600,000	744,796
PNC Funding Corp.
5.13%, 02/08/2020	250,000	296,320
5.63%, 02/01/2017	130,000	148,797
6.70%, 06/10/2019	150,000	190,724
Rabobank Nederland NV 2.13%, 10/13/2015	105,000	108,462
Royal Bank of Canada 1.20%, 09/19/2017 (A)	400,000	403,800
Stadshypotek AB 1.88%, 10/02/2019 - 144A	530,000	536,519
Svenska Handelsbanken AB 3.13%, 07/12/2016	388,000	413,984
U.S. Bancorp
4.13%, 05/24/2021	133,000	150,707
7.50%, 06/01/2026	111,000	157,630
U.S. Bancorp, Series MTN 3.00%, 03/15/2022	233,000	243,728
UBS AG 5.88%, 12/20/2017	110,000	130,916
UBS AG, Series MTN 4.88%, 08/04/2020	257,000	300,686
Wachovia Bank NA 6.00%, 11/15/2017	3,100,000	3,713,970
Wells Fargo & Co.
3.68%, 06/15/2016 (F)	390,000	421,597
5.63%, 12/11/2017	150,000	177,742
Westpac Banking Corp.
2.45%, 11/28/2016 - 144A (A)	600,000	633,480
4.88%, 11/19/2019 (A)	750,000	886,289
Commercial Services & Supplies - 0.2%
ADT Corp.
3.50%, 07/15/2022	124,000	124,627
4.88%, 07/15/2042	147,000	144,583
Eaton Corp. 7.63%, 04/01/2024	500,000	656,623
ERAC USA Finance LLC
2.25%, 01/10/2014 - 144A (A)	257,000	259,754
2.75%, 03/15/2017 - 144A	65,000	67,846
4.50%, 08/16/2021 - 144A	175,000	195,145
5.63%, 03/15/2042 - 144A	141,000	161,433
6.70%, 06/01/2034 - 144A	331,000	417,276
Pitney Bowes, Inc. 5.60%, 03/15/2018	100,000	110,079
Waste Management, Inc. 4.75%, 06/30/2020	319,000	365,880
Communications Equipment - 0.1%
Cisco Systems, Inc.
4.45%, 01/15/2020 (A)	150,000	174,723
5.50%, 01/15/2040 (A)	250,000	310,601
5.90%, 02/15/2039	100,000	128,817

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Computers & Peripherals - 0.2%
Apple, Inc.
0.52%, 05/03/2018 (C)	$ 297,000	$ 297,742
2.40%, 05/03/2023	494,000	493,822
Hewlett-Packard Co.
2.60%, 09/15/2017	225,000	228,932
4.30%, 06/01/2021 (A)	200,000	202,378
4.38%, 09/15/2021	312,000	318,123
4.65%, 12/09/2021 (A)	537,000	555,644
6.00%, 09/15/2041	360,000	364,799
Construction & Engineering - 0.1%
ABB Finance USA, Inc.
1.63%, 05/08/2017	210,000	213,421
2.88%, 05/08/2022	152,000	156,885
4.38%, 05/08/2042	128,000	139,162
Fluor Corp. 3.38%, 09/15/2021	547,000	586,126
Construction Materials - 0.0% (E)
CRH America, Inc. 6.00%, 09/30/2016	221,000	252,351
Consumer Finance - 0.4%
American Express Co. 7.00%, 03/19/2018	700,000	877,869
American Express Credit Corp., Series MTN 5.88%, 05/02/2013	150,000	150,000
Capital One Bank USA NA 3.38%, 02/15/2023	1,000,000	1,017,522
Capital One Financial Corp.
4.75%, 07/15/2021	625,000	717,419
6.75%, 09/15/2017	200,000	242,440
7.38%, 05/23/2014	75,000	80,255
Caterpillar Financial Services Corp., Series MTN
5.85%, 09/01/2017	150,000	178,502
7.05%, 10/01/2018	150,000	192,588
7.15%, 02/15/2019	100,000	129,524
HSBC Finance Corp. 5.50%, 01/19/2016	260,000	290,114
John Deere Capital Corp.
1.20%, 10/10/2017 (A)	306,000	307,347
2.25%, 04/17/2019 (A)	333,000	346,608
John Deere Capital Corp., Series MTN
2.75%, 03/15/2022	153,000	158,305
3.15%, 10/15/2021	290,000	310,558
5.75%, 09/10/2018	100,000	121,906
PACCAR Financial Corp., Series MTN 1.60%, 03/15/2017	197,000	201,411
Diversified Financial Services - 2.0%
American Honda Finance Corp.
1.50%, 09/11/2017 - 144A	200,000	202,470
2.60%, 09/20/2016 - 144A	902,000	949,295
7.63%, 10/01/2018 - 144A	300,000	391,007
Associates Corp. 6.95%, 11/01/2018 (C)	1,934,000	2,383,549
Bank of America Corp.
5.63%, 07/01/2020	2,340,000	2,777,007
5.75%, 12/01/2017	220,000	255,726

	Principal	Value
Diversified Financial Services (continued)
Bank of America Corp., Series GMTN 5.88%, 02/07/2042	$ 400,000	$ 500,139
Bank of America Corp., Series MTN 5.00%, 05/13/2021	75,000	85,832
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 - 144A	1,205,000	1,424,339
6.25%, 08/15/2042 - 144A	289,000	338,635
Citigroup, Inc.
5.38%, 08/09/2020	355,000	423,331
6.00%, 08/15/2017	1,001,000	1,178,150
6.88%, 03/05/2038	340,000	463,666
8.13%, 07/15/2039	100,000	152,268
8.50%, 05/22/2019	550,000	739,866
CME Group, Inc. 3.00%, 09/15/2022	200,000	204,349
Countrywide Financial Corp. 6.25%, 05/15/2016 (A)	550,000	613,673
Ford Motor Credit Co., LLC
3.98%, 06/15/2016	555,000	590,213
4.25%, 09/20/2022	332,000	351,073
General Electric Capital Corp., Series GMTN
4.65%, 10/17/2021	900,000	1,028,582
5.40%, 02/15/2017	400,000	459,738
5.50%, 01/08/2020	1,140,000	1,370,539
5.63%, 05/01/2018	2,213,000	2,632,131
6.75%, 03/15/2032	485,000	634,334
General Electric Capital Corp., Series MTN 6.00%, 08/07/2019	1,420,000	1,739,722
MassMutual Global Funding II
2.00%, 04/05/2017 - 144A	370,000	380,186
2.88%, 04/21/2014 - 144A	100,000	102,448
Merrill Lynch & Co., Inc., Series GMTN 6.40%, 08/28/2017	1,325,000	1,559,166
Merrill Lynch & Co., Inc., Series MTN 6.88%, 04/25/2018	600,000	729,416
National Rural Utilities Cooperative Finance Corp. 10.38%, 11/01/2018	250,000	363,666
Diversified Telecommunication Services - 1.1%
AT&T, Inc.
4.30%, 12/15/2042 - 144A	455,000	445,865
5.35%, 09/01/2040	898,000	1,013,920
5.80%, 02/15/2019	1,300,000	1,580,528
6.30%, 01/15/2038	500,000	627,927
BellSouth Corp. 6.88%, 10/15/2031	15,000	18,359
BellSouth Telecommunications, Inc.
6.30%, 12/15/2015	95,556	99,677
7.00%, 10/01/2025	300,000	378,088
British Telecommunications PLC
5.95%, 01/15/2018	200,000	239,220
9.63%, 12/15/2030	180,000	289,808
Centel Capital Corp. 9.00%, 10/15/2019	450,000	558,614

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Diversified Telecommunication Services (continued)
Deutsche Telekom International Finance BV
6.00%, 07/08/2019 (A)	$ 395,000	$ 479,297
8.75%, 06/15/2030	330,000	490,899
France Telecom SA
2.75%, 09/14/2016 (A)	350,000	366,554
8.50%, 03/01/2031	430,000	647,721
GTP Acquisition Partners I LLC 4.35%, 06/15/2041 - 144A	758,000	805,839
Nippon Telegraph & Telephone Corp. 1.40%, 07/18/2017	400,000	404,164
Qwest Corp. 6.75%, 12/01/2021	800,000	941,530
Telecom Italia Capital SA
4.95%, 09/30/2014	250,000	260,859
6.18%, 06/18/2014	281,000	295,105
7.00%, 06/04/2018 (A)	250,000	290,069
Telefonica Emisiones SAU
5.46%, 02/16/2021	91,000	100,300
6.22%, 07/03/2017	650,000	741,575
6.42%, 06/20/2016 (A)	380,000	428,156
Verizon Communications, Inc. 6.10%, 04/15/2018 (A)	411,000	498,067
Verizon Global Funding Corp. 5.85%, 09/15/2035	175,000	206,655
Verizon Maryland, Inc. 7.15%, 05/01/2023	600,000	602,377
Verizon Pennsylvania, Inc. 8.35%, 12/15/2030	240,000	328,148
Electric Utilities - 1.7%
AEP Texas Central Co. 6.65%, 02/15/2033	100,000	127,928
Alabama Power Co.
5.88%, 12/01/2022	370,000	467,660
6.00%, 03/01/2039	248,000	325,381
6.13%, 05/15/2038	77,000	101,961
American Electric Power Co., Inc. 1.65%, 12/15/2017	83,000	83,820
Appalachian Power Co.
5.95%, 05/15/2033	50,000	59,711
6.38%, 04/01/2036	200,000	257,601
6.70%, 08/15/2037	425,000	567,436
Arizona Public Service Co.
4.50%, 04/01/2042	121,000	133,473
5.05%, 09/01/2041 (A)	303,000	353,657
Carolina Power & Light Co.
3.00%, 09/15/2021	610,000	651,672
5.30%, 01/15/2019	80,000	96,362
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	180,000	224,592
8.88%, 11/15/2018	337,000	450,301
Comision Federal de Electricidad 4.88%, 05/26/2021 - 144A	261,000	296,887
Detroit Edison Co.
2.65%, 06/15/2022	68,000	69,975
3.95%, 06/15/2042	101,000	104,521
Duke Energy Carolinas LLC
4.30%, 06/15/2020 (A)	156,000	180,753
6.00%, 01/15/2038	133,000	174,941
6.45%, 10/15/2032	100,000	133,680

	Principal	Value
Electric Utilities (continued)
Duke Energy Indiana, Inc. 3.75%, 07/15/2020	$ 200,000	$ 223,286
Enel Finance International NV 5.13%, 10/07/2019 - 144A	450,000	489,546
Florida Power & Light Co.
5.13%, 06/01/2041	112,000	138,549
5.95%, 10/01/2033 (A)	425,000	564,651
Great Plains Energy, Inc. 4.85%, 06/01/2021	26,000	29,377
Hydro-Quebec
8.40%, 01/15/2022	420,000	606,735
9.40%, 02/01/2021	100,000	149,070
Indiana Michigan Power Co. 7.00%, 03/15/2019	338,000	426,230
Jersey Central Power & Light Co. 7.35%, 02/01/2019	330,000	420,037
John Sevier Combined Cycle Generation LLC 4.63%, 01/15/2042	496,504	566,726
Kansas City Power & Light Co. 5.30%, 10/01/2041	1,040,000	1,190,540
Massachusetts Electric Co. 5.90%, 11/15/2039 - 144A	55,000	70,898
Nevada Power Co.
5.38%, 09/15/2040	52,000	64,305
5.45%, 05/15/2041	400,000	500,995
6.50%, 08/01/2018	410,000	510,709
7.13%, 03/15/2019	100,000	129,015
NextEra Energy Capital Holdings, Inc. 1.20%, 06/01/2015	78,000	78,624
Niagara Mohawk Power Corp. 4.88%, 08/15/2019 - 144A	50,000	58,086
NiSource Finance Corp.
5.80%, 02/01/2042 (A)	600,000	697,152
6.80%, 01/15/2019	604,000	743,749
Northern States Power Co.
5.35%, 11/01/2039	19,000	24,070
6.25%, 06/01/2036 (A)	100,000	138,340
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018	775,000	971,981
7.00%, 09/01/2022	175,000	234,025
Pacific Gas & Electric Co.
2.45%, 08/15/2022 (A)	181,000	180,623
3.25%, 09/15/2021	159,000	170,747
4.45%, 04/15/2042	167,000	180,356
4.50%, 12/15/2041	540,000	585,553
5.40%, 01/15/2040	42,000	51,182
6.05%, 03/01/2034	60,000	78,053
8.25%, 10/15/2018 (A)	395,000	530,880
PacifiCorp
5.50%, 01/15/2019	125,000	151,621
5.65%, 07/15/2018 (A)	100,000	121,926
6.25%, 10/15/2037	360,000	491,006
Pennsylvania Electric Co. 6.05%, 09/01/2017	150,000	176,232
PPL Capital Funding, Inc. 4.20%, 06/15/2022	165,000	177,210
PPL Energy Supply LLC 4.60%, 12/15/2021	460,000	496,456

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Electric Utilities (continued)
Progress Energy, Inc.
4.88%, 12/01/2019 (A)	$ 200,000	$ 232,221
6.00%, 12/01/2039	50,000	63,459
7.75%, 03/01/2031	150,000	212,744
Public Service Co., of Colorado
2.25%, 09/15/2022	137,000	137,056
3.20%, 11/15/2020	56,000	61,190
Public Service Co., of Oklahoma 5.15%, 12/01/2019	133,000	155,412
Public Service Electric & Gas Co. 2.70%, 05/01/2015	150,000	156,507
Public Service Electric & Gas Co., Series MTN
3.65%, 09/01/2042	288,000	286,857
5.38%, 11/01/2039	28,000	35,478
Southern California Edison Co.
3.90%, 12/01/2041	660,000	680,546
5.50%, 03/15/2040 (A)	130,000	166,429
6.65%, 04/01/2029	300,000	401,288
Southwestern Public Service Co. 8.75%, 12/01/2018	405,000	542,813
Virginia Electric and Power Co. 2.95%, 01/15/2022 (A)	157,000	167,365
Wisconsin Electric Power Co.
2.95%, 09/15/2021	26,000	27,739
3.65%, 12/15/2042	144,000	144,203
Xcel Energy, Inc.
4.70%, 05/15/2020	50,000	59,158
4.80%, 09/15/2041 (A)	116,000	134,209
Electronic Equipment & Instruments - 0.1%
Arrow Electronics, Inc.
3.38%, 11/01/2015	75,000	77,848
6.00%, 04/01/2020	385,000	440,443
6.88%, 06/01/2018	92,000	109,254
Energy Equipment & Services - 0.6%
ANR Pipeline Co. 9.63%, 11/01/2021 (A)	200,000	304,407
Halliburton Co.
6.15%, 09/15/2019	70,000	88,488
7.60%, 08/15/2096 - 144A	160,000	248,929
Nabors Industries, Inc.
6.15%, 02/15/2018	205,000	234,764
9.25%, 01/15/2019	400,000	513,631
Noble Holding International, Ltd.
3.95%, 03/15/2022 (A)	87,000	91,007
5.25%, 03/15/2042 (A)	253,000	257,454
Schlumberger Investment SA 3.30%, 09/14/2021 - 144A	344,000	373,169
Spectra Energy Capital LLC
6.20%, 04/15/2018	325,000	393,321
7.50%, 09/15/2038 (A)	125,000	173,450
8.00%, 10/01/2019	490,000	647,758
Texas Eastern Transmission, LP 2.80%, 10/15/2022 - 144A	462,000	465,934
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	250,000	248,665
6.50%, 08/15/2018	175,000	218,191
7.13%, 01/15/2019	400,000	509,208

	Principal	Value
Energy Equipment & Services (continued)
Transocean, Inc.
6.38%, 12/15/2021	$ 161,000	$ 192,849
6.50%, 11/15/2020	500,000	592,930
7.35%, 12/15/2041	124,000	158,111
7.50%, 04/15/2031	200,000	244,424
Weatherford International, Ltd.
5.95%, 04/15/2042	105,000	114,934
6.75%, 09/15/2040	130,000	151,772
9.88%, 03/01/2039	655,000	979,940
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 4.13%, 05/15/2021	100,000	112,885
CVS Pass-Through Trust 5.93%, 01/10/2034 - 144A	647,833	787,920
Kroger Co.
2.20%, 01/15/2017 (A)	123,000	127,085
3.40%, 04/15/2022 (A)	700,000	739,168
5.40%, 07/15/2040	51,000	56,428
6.15%, 01/15/2020	300,000	368,086
7.50%, 04/01/2031	100,000	130,873
8.00%, 09/15/2029	175,000	235,518
Walgreen Co. 3.10%, 09/15/2022	516,000	524,613
Food Products - 0.3%
Bunge, Ltd. Finance Corp. 8.50%, 06/15/2019	310,000	404,052
Cargill, Inc.
3.30%, 03/01/2022 - 144A	560,000	577,116
6.00%, 11/27/2017 - 144A	220,000	265,612
7.35%, 03/06/2019 - 144A	250,000	320,239
ConAgra Foods, Inc. 2.10%, 03/15/2018 (A)	200,000	204,398
Kraft Foods Group, Inc.
5.38%, 02/10/2020	318,000	382,166
6.13%, 08/23/2018	225,000	274,304
6.88%, 01/26/2039	196,000	270,179
Mondelez International, Inc.
5.38%, 02/10/2020	291,000	348,097
6.50%, 08/11/2017	600,000	724,288
Gas Utilities - 0.3%
AGL Capital Corp.
3.50%, 09/15/2021	601,000	652,961
5.25%, 08/15/2019	100,000	119,567
5.88%, 03/15/2041	109,000	141,562
6.38%, 07/15/2016	300,000	349,536
Atmos Energy Corp.
4.95%, 10/15/2014	200,000	212,268
8.50%, 03/15/2019	44,000	59,587
Boston Gas Co. 4.49%, 02/15/2042 - 144A (A)	330,000	360,173
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	352,000	406,485
5.95%, 01/15/2014	150,000	155,554
6.13%, 11/01/2017	630,000	758,374
Health Care Providers & Services - 0.2%
Aetna, Inc.
4.50%, 05/15/2042	153,000	160,275
6.75%, 12/15/2037 (A)	305,000	415,374

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Health Care Providers & Services (continued)
Medco Health Solutions, Inc.
2.75%, 09/15/2015	$ 140,000	$ 145,879
7.13%, 03/15/2018	250,000	312,049
UnitedHealth Group, Inc. 3.38%, 11/15/2021	412,000	441,219
WellPoint, Inc.
3.13%, 05/15/2022 (A)	492,000	502,508
3.30%, 01/15/2023	105,000	108,294
4.63%, 05/15/2042	400,000	424,740
4.65%, 01/15/2043	38,000	40,397
Household Durables - 0.0% (E)
Newell Rubbermaid, Inc. 4.70%, 08/15/2020 (A)	183,000	206,079
Household Products - 0.0% (E)
Kimberly-Clark Corp. 2.40%, 03/01/2022	68,000	69,222
Independent Power Producers & Energy Traders - 0.2%
Exelon Generation Co., LLC
4.00%, 10/01/2020 (A)	600,000	643,511
5.75%, 10/01/2041 (A)	86,000	98,272
PSEG Power LLC
4.15%, 09/15/2021	417,000	456,276
5.13%, 04/15/2020	151,000	174,319
5.32%, 09/15/2016 (A)	800,000	903,949
5.50%, 12/01/2015	100,000	110,852
Southern Power Co. 5.15%, 09/15/2041	360,000	416,892
Industrial Conglomerates - 0.1%
Danaher Corp. 3.90%, 06/23/2021	261,000	294,485
Koninklijke Philips Electronics NV
3.75%, 03/15/2022	606,000	656,771
7.20%, 06/01/2026	500,000	663,192
Insurance - 1.0%
Aflac, Inc.
4.00%, 02/15/2022 (A)	466,000	511,354
6.45%, 08/15/2040	108,000	141,880
8.50%, 05/15/2019	235,000	319,044
AIG SunAmerica Global Financing X 6.90%, 03/15/2032 - 144A	800,000	1,072,903
Allstate Corp.
5.00%, 08/15/2014	70,000	73,958
7.45%, 05/16/2019	100,000	131,991
Aon Corp.
3.13%, 05/27/2016	235,000	248,886
3.50%, 09/30/2015	46,000	48,660
6.25%, 09/30/2040 (A)	83,000	110,179
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	268,000	277,307
5.75%, 01/15/2040	100,000	123,767
Berkshire Hathaway, Inc. 3.75%, 08/15/2021 (A)	727,000	802,897
CNA Financial Corp.
5.85%, 12/15/2014	200,000	214,907
5.88%, 08/15/2020	282,000	337,223
Jackson National Life Global Funding 4.70%, 06/01/2018 - 144A	1,400,000	1,540,521
Liberty Mutual Group, Inc. 5.00%, 06/01/2021 - 144A (A)	200,000	222,059

	Principal	Value
Insurance (continued)
Lincoln National Corp.
4.20%, 03/15/2022 (A)	$ 53,000	$ 58,767
4.85%, 06/24/2021	58,000	66,533
Massachusetts Mutual Life Insurance Co. 5.38%, 12/01/2041 - 144A (A)	297,000	354,635
Metropolitan Life Global Funding I
3.65%, 06/14/2018 - 144A	520,000	572,728
3.88%, 04/11/2022 - 144A	720,000	784,094
Nationwide Mutual Insurance Co.
6.60%, 04/15/2034 - 144A	260,000	269,100
9.38%, 08/15/2039 - 144A	625,000	941,451
New York Life Global Funding 4.65%, 05/09/2013 - 144A	150,000	150,110
Pacific Life Global Funding 5.00%, 05/15/2017 - 144A	100,000	106,455
Pacific Life Insurance Co. 9.25%, 06/15/2039 - 144A	750,000	1,122,936
Principal Life Global Funding II 1.00%, 12/11/2015 - 144A	145,000	145,518
Prudential Insurance Co. of America 8.30%, 07/01/2025 - 144A	900,000	1,256,418
Travelers Property Casualty Corp. 7.75%, 04/15/2026	450,000	631,881
Internet Software & Services - 0.1%
eBay, Inc.
2.60%, 07/15/2022	117,000	117,699
3.25%, 10/15/2020 (A)	420,000	454,899
4.00%, 07/15/2042	133,000	125,296
IT Services - 0.2%
HP Enterprise Services LLC 7.45%, 10/15/2029 (A)	500,000	592,467
International Business Machines Corp.
1.25%, 02/06/2017	315,000	319,322
1.88%, 05/15/2019 (A)	420,000	432,290
4.00%, 06/20/2042	169,000	174,857
7.00%, 10/30/2025	508,000	727,272
Machinery - 0.1%
Caterpillar, Inc.
1.50%, 06/26/2017	115,000	117,339
2.60%, 06/26/2022 (A)	123,000	126,203
7.90%, 12/15/2018	250,000	335,423
Deere & Co.
2.60%, 06/08/2022	119,000	121,604
3.90%, 06/09/2042	107,000	108,815
Illinois Tool Works, Inc. 3.90%, 09/01/2042 (A)	624,000	623,757
Media - 1.0%
CBS Corp.
4.85%, 07/01/2042 (A)	320,000	331,505
5.50%, 05/15/2033	150,000	162,968
5.75%, 04/15/2020	63,000	75,388
7.88%, 07/30/2030	130,000	179,675
8.88%, 05/15/2019	100,000	133,783
Comcast Cable Holdings LLC 10.13%, 04/15/2022	414,000	605,341
Comcast Corp.
6.50%, 11/15/2035	100,000	133,614
7.05%, 03/15/2033	1,300,000	1,810,589

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Media (continued)
COX Communications, Inc. 5.45%, 12/15/2014	$ 16,000	$ 17,249
COX Enterprises, Inc. 7.38%, 07/15/2027 - 144A	200,000	265,469
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022	500,000	525,156
4.60%, 02/15/2021	400,000	445,731
6.00%, 08/15/2040	700,000	783,069
6.38%, 03/01/2041	240,000	279,952
Discovery Communications LLC 4.38%, 06/15/2021 (A)	344,000	385,605
Historic TW, Inc. 9.15%, 02/01/2023	200,000	295,850
NBCUniversal Media LLC 5.95%, 04/01/2041	210,000	268,752
News America, Inc.
6.20%, 12/15/2034	250,000	308,259
6.65%, 11/15/2037	200,000	258,096
7.25%, 05/18/2018	155,000	197,013
7.30%, 04/30/2028	130,000	167,964
7.70%, 10/30/2025	300,000	400,382
8.88%, 04/26/2023	200,000	280,088
TCI Communications, Inc. 7.13%, 02/15/2028	100,000	138,374
Thomson Reuters Corp.
3.95%, 09/30/2021	1,005,000	1,097,727
4.70%, 10/15/2019	75,000	86,911
Time Warner Cable, Inc.
6.55%, 05/01/2037	700,000	844,863
6.75%, 07/01/2018	40,000	49,676
7.30%, 07/01/2038	90,000	116,318
Time Warner Entertainment Co., LP 8.38%, 07/15/2033	250,000	358,446
Time Warner, Inc.
4.75%, 03/29/2021	140,000	162,521
6.25%, 03/29/2041	37,000	46,118
6.50%, 11/15/2036	50,000	62,880
7.63%, 04/15/2031	300,000	423,781
7.70%, 05/01/2032	100,000	142,318
Viacom, Inc. 3.88%, 12/15/2021 (A)	606,000	659,186
Metals & Mining - 0.3%
BHP Billiton Finance USA, Ltd.
3.25%, 11/21/2021	670,000	717,798
4.13%, 02/24/2042 (A)	300,000	317,948
6.50%, 04/01/2019	270,000	343,842
Freeport-McMoRan Copper & Gold, Inc. 3.10%, 03/15/2020 - 144A	150,000	150,939
Placer Dome, Inc. 6.45%, 10/15/2035	399,000	461,577
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020	80,000	85,072
3.75%, 09/20/2021	941,000	1,005,529
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 6.50%, 05/01/2018	180,000	222,292
Consolidated Edison Co., of New York, Inc. 5.70%, 06/15/2040	154,000	200,070

	Principal	Value
Multi-Utilities (continued)
Consumers Energy Co.
2.85%, 05/15/2022	$ 121,000	$ 126,854
6.70%, 09/15/2019	100,000	129,711
Delmarva Power & Light Co. 4.00%, 06/01/2042 (A)	294,000	306,832
Dominion Resources, Inc.
4.90%, 08/01/2041	103,000	117,607
5.25%, 08/01/2033	500,000	585,982
6.00%, 11/30/2017	450,000	540,798
6.40%, 06/15/2018	170,000	209,950
MidAmerican Energy Holdings Co. 6.13%, 04/01/2036	310,000	399,840
San Diego Gas & Electric Co. 6.00%, 06/01/2026	320,000	428,771
Sempra Energy
6.00%, 10/15/2039	150,000	191,397
9.80%, 02/15/2019	764,000	1,078,773
Multiline Retail - 0.1%
Kohl’s Corp. 4.00%, 11/01/2021 (A)	262,000	276,605
Macy’s Retail Holdings, Inc.
5.13%, 01/15/2042	100,000	108,207
6.90%, 04/01/2029	200,000	247,571
7.45%, 07/15/2017	240,000	295,944
Nordstrom, Inc. 4.00%, 10/15/2021 (A)	301,000	338,686
Office Electronics - 0.1%
Xerox Corp.
4.50%, 05/15/2021 (A)	80,000	87,049
5.63%, 12/15/2019	535,000	620,157
6.75%, 02/01/2017	330,000	383,439
8.25%, 05/15/2014	90,000	96,777
Oil, Gas & Consumable Fuels - 1.4%
Alberta Energy Co., Ltd. 7.38%, 11/01/2031	500,000	645,645
Anadarko Finance Co. 7.50%, 05/01/2031	530,000	728,557
Anadarko Holding Co. 7.15%, 05/15/2028	552,000	677,365
Anadarko Petroleum Corp. 8.70%, 03/15/2019	150,000	202,515
Apache Corp.
2.63%, 01/15/2023	192,000	190,366
3.25%, 04/15/2022	152,000	159,832
4.75%, 04/15/2043 (A)	268,000	282,846
6.90%, 09/15/2018	180,000	227,303
BG Energy Capital PLC 5.13%, 10/15/2041 - 144A	200,000	234,162
BP Capital Markets PLC
1.85%, 05/05/2017 (A)	429,000	442,223
3.25%, 05/06/2022	462,000	487,506
4.74%, 03/11/2021	100,000	117,417
Burlington Resources Finance Co. 7.40%, 12/01/2031	290,000	415,876
Canadian Natural Resources, Ltd. 6.45%, 06/30/2033	150,000	187,518
Cenovus Energy, Inc.
3.00%, 08/15/2022 (A)	91,000	93,038
4.45%, 09/15/2042 (A)	223,000	224,744

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips
6.00%, 01/15/2020	$ 105,000	$ 132,752
6.65%, 07/15/2018 (A)	350,000	439,874
Devon Energy Corp.
4.75%, 05/15/2042 (A)	224,000	231,042
6.30%, 01/15/2019	600,000	724,721
EnCana Corp. 6.50%, 05/15/2019	150,000	184,086
ENI SpA 5.70%, 10/01/2040 - 144A	900,000	960,914
EOG Resources, Inc.
2.63%, 03/15/2023	236,000	237,429
4.10%, 02/01/2021 (A)	300,000	342,326
Hess Corp. 7.88%, 10/01/2029	620,000	833,762
Kerr-McGee Corp. 7.88%, 09/15/2031	300,000	403,621
Occidental Petroleum Corp.
1.75%, 02/15/2017 (A)	208,000	214,577
2.70%, 02/15/2023 (A)	882,000	897,252
Petro-Canada
5.35%, 07/15/2033	100,000	114,043
6.05%, 05/15/2018	312,000	376,735
7.88%, 06/15/2026	100,000	144,543
Petrobras International Finance Co. 5.38%, 01/27/2021	400,000	441,707
Phillips 66
2.95%, 05/01/2017	161,000	171,385
4.30%, 04/01/2022	130,000	145,119
Shell International Finance BV
4.30%, 09/22/2019	300,000	349,220
4.38%, 03/25/2020	410,000	481,207
6.38%, 12/15/2038	100,000	142,928
Statoil ASA
3.15%, 01/23/2022	313,000	336,347
4.25%, 11/23/2041 (A)	236,000	255,614
5.25%, 04/15/2019	630,000	762,875
Suncor Energy, Inc.
5.95%, 12/01/2034	400,000	490,768
6.10%, 06/01/2018	250,000	303,183
Talisman Energy, Inc. 7.75%, 06/01/2019	385,000	491,360
Tosco Corp.
7.80%, 01/01/2027	160,000	235,853
8.13%, 02/15/2030	230,000	345,810
Total Capital International SA
0.75%, 01/25/2016	102,000	102,308
1.55%, 06/28/2017	187,000	190,727
2.88%, 02/17/2022 (A)	688,000	720,391
Total Capital SA 4.13%, 01/28/2021 (A)	82,000	93,724
Pharmaceuticals - 0.1%
Novartis Capital Corp. 2.40%, 09/21/2022	360,000	362,563
Teva Pharmaceutical Finance Co., BV 3.65%, 11/10/2021	830,000	897,861
Watson Pharmaceuticals, Inc. 3.25%, 10/01/2022	162,000	161,411

	Principal	Value
Real Estate Investment Trusts - 0.3%
CommonWealth REIT
5.88%, 09/15/2020 (A)	$ 400,000	$ 437,414
6.65%, 01/15/2018	215,000	244,139
ERP Operating, LP
4.63%, 12/15/2021	479,000	546,680
5.75%, 06/15/2017	120,000	140,925
HCP, Inc.
3.75%, 02/01/2019	232,000	251,540
5.38%, 02/01/2021	105,000	124,546
Simon Property Group, LP
4.38%, 03/01/2021	210,000	239,030
5.65%, 02/01/2020	247,000	301,952
6.75%, 05/15/2014	50,000	52,367
10.35%, 04/01/2019	220,000	319,964
WEA Finance LLC 7.13%, 04/15/2018 - 144A (A)	260,000	323,220
WEA Finance LLC / WT Finance AUST Pty, Ltd.
3.38%, 10/03/2022 - 144A	363,000	374,843
6.75%, 09/02/2019 - 144A	580,000	720,478
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC
3.45%, 09/15/2021	176,000	189,893
3.60%, 09/01/2020	125,000	137,180
4.70%, 10/01/2019 (A)	75,000	87,826
5.75%, 05/01/2040	500,000	617,719
7.29%, 06/01/2036	90,000	126,929
Canadian National Railway Co. 5.85%, 11/15/2017	180,000	217,105
CSX Corp.
4.25%, 06/01/2021	65,000	73,756
7.38%, 02/01/2019	350,000	447,918
7.90%, 05/01/2017	400,000	495,767
Norfolk Southern Corp.
3.25%, 12/01/2021 (A)	166,000	176,272
6.00%, 03/15/2105	160,000	201,447
Ryder System, Inc., Series MTN
2.50%, 03/01/2017 (A)	440,000	454,205
3.60%, 03/01/2016	132,000	138,677
Union Pacific Corp.
2.95%, 01/15/2023	43,000	44,822
4.16%, 07/15/2022	306,000	349,084
4.30%, 06/15/2042	148,000	156,774
5.78%, 07/15/2040	300,000	382,031
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
3.30%, 10/01/2021	586,000	623,874
4.80%, 10/01/2041	535,000	576,591
National Semiconductor Corp. 6.60%, 06/15/2017	200,000	242,549
Software - 0.1%
Intuit, Inc. 5.75%, 03/15/2017	70,000	80,174
Microsoft Corp. 4.50%, 10/01/2040	70,000	77,636
Oracle Corp.
5.00%, 07/08/2019	100,000	119,229
5.38%, 07/15/2040	123,000	149,665
6.13%, 07/08/2039	731,000	965,518
6.50%, 04/15/2038	200,000	274,849

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Specialty Retail - 0.2%
Gap, Inc. 5.95%, 04/12/2021 (A)	$ 913,000	$ 1,075,562
Lowe’s Cos., Inc.
4.65%, 04/15/2042	443,000	486,692
5.13%, 11/15/2041	189,000	217,024
5.50%, 10/15/2035	140,000	166,696
Lowe’s Cos., Inc., Series MTN 7.11%, 05/15/2037	120,000	166,549
Transportation Infrastructure - 0.0% (E)
Penske Truck Leasing Co., LP / PTL Finance Corp. 4.88%, 07/11/2022 - 144A	500,000	550,503
Water Utilities - 0.1%
American Water Capital Corp. 6.09%, 10/15/2017	780,000	931,603
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV
2.38%, 09/08/2016	421,000	437,348
3.13%, 07/16/2022	236,000	240,160
Crown Castle Towers LLC 3.21%, 08/15/2035 - 144A	290,000	302,348
Vodafone Group PLC
1.63%, 03/20/2017	470,000	475,796
5.45%, 06/10/2019	75,000	89,899

Total Corporate Debt Securities (cost $207,122,361)		228,726,622

CONVERTIBLE BONDS - 0.0% (E)
Consumer Finance - 0.0% (E)
American Express Credit Corp., Series MTN 2.38%, 03/24/2017	277,000	290,871

	Principal	Value
Diversified Financial Services - 0.0% (E)
Citigroup, Inc. 6.50%, 08/19/2013	$ 110,000	$ 111,969

Total Convertible Bonds (cost $387,019)		402,840

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (B)	75,077,741	75,077,741

Total Securities Lending Collateral (cost $75,077,741)		75,077,741

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.03% (B), dated 04/30/2013, to be repurchased at $16,855,809 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $17,194,728.	$ 16,855,795	16,855,795

Total Repurchase Agreement (cost $16,855,795)		16,855,795

Total Investment Securities (cost $1,189,361,891) (H)		1,262,454,067
Other Assets and Liabilities - Net		(21,652,039)

Net Assets		$ 1,240,802,028

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $73,549,621. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at April 30, 2013.
(C)	Floating or variable rate note. Rate is listed as of April 30, 2013.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $818,055, or 0.07% of the fund’s net assets.
(E)	Percentage rounds to less than 0.1%.
(F)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of April 30, 2013. Maturity date disclosed is the ultimate maturity date.
(G)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(H)	Aggregate cost for federal income tax purposes is $1,189,361,891. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $76,981,608 and $3,889,432, respectively. Net unrealized appreciation for tax purposes is $73,092,176.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, these securities aggregated $144,453,092, or 11.64% of the fund’s net assets.
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$150,777,067	$—	$150,777,067
U.S. Government Agency Obligations	—	544,564,882	—	544,564,882
Foreign Government Obligations	—	35,968,542	—	35,968,542
Mortgage-Backed Securities	—	168,654,901	—	168,654,901
Asset-Backed Securities	—	36,183,502	—	36,183,502
Municipal Government Obligations	—	5,242,175	—	5,242,175
Corporate Debt Securities	—	228,726,622	—	228,726,622
Convertible Bonds	—	402,840	—	402,840
Securities Lending Collateral	75,077,741	—	—	75,077,741
Repurchase Agreement	—	16,855,795	—	16,855,795
Total Investment Securities	$75,077,741	$1,187,376,326	$—	$1,262,454,067

Other Assets (J)
Cash	$2,654	$—	$—	$2,654
Total Other Assets	$2,654	$—	$—	$2,654

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (J)
Collateral for Securities on Loan	$—	$(75,077,741)	$—	$(75,077,741)
Total Other Liabilities	$—	$(75,077,741)	$—	$(75,077,741)

(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(J)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
PREFERRED STOCKS - 1.8%
Brazil - 1.3%
Lojas Americanas SA, 0.60% (A)	772,734	$ 6,805,235
Colombia - 0.5%
Banco Davivienda SA, 2.21% (A)	201,631	2,697,863

Total Preferred Stocks (cost $8,184,445)		9,503,098

COMMON STOCKS - 94.3%
Brazil - 10.4%
B2W Cia Global Do Varejo (B)	191,516	1,100,804
Banco Bradesco SA - ADR (C)	307,569	5,102,570
BM&FBovespa SA	1,327,046	9,212,880
Cia de Bebidas das Americas - ADR	56,100	2,357,322
Diagnosticos da America SA	433,300	2,377,925
Embraer SA - ADR	144,120	5,034,111
Estacio Participacoes SA	207,300	4,942,252
Kroton Educacional SA	374,542	5,241,622
MRV Engenharia e Participacoes SA	459,500	1,975,109
Natura Cosmeticos SA	254,200	6,437,743
Petroleo Brasileiro SA - Class A ADR	426,700	8,521,199
SUL America SA	311,766	2,313,995
Chile - 1.0%
Cencosud SA	907,751	5,126,350
SACI Falabella	22,787	260,554
China - 6.4%
Baidu, Inc. - ADR (B) (C)	216,010	18,544,458
Ctrip.com International, Ltd. - ADR (B) (C)	209,690	4,608,986
Home Inns & Hotels Management, Inc. - ADR (B)	77,930	1,942,016
NetEase, Inc. - ADR	58,210	3,282,462
New Oriental Education & Technology Group - ADR	187,010	3,577,501
Youku Tudou, Inc. - ADR (B) (C)	98,500	1,995,610
Colombia - 1.1%
Almacenes Exito SA	167,856	2,751,791
Bancolombia SA - ADR	46,160	3,128,263
Denmark - 2.0%
Carlsberg AS - Class B	104,108	9,663,979
FLSmidth & Co. A/S (C)	18,649	1,084,792
Egypt - 0.4%
Commercial International Bank Egypt SAE	499,513	2,201,409
Hong Kong - 13.2%
AIA Group, Ltd.	1,241,000	5,509,230
China Oilfield Services, Ltd. - Class H	674,000	1,328,866
CNOOC, Ltd.	3,346,000	6,226,199
Hang Lung Group, Ltd.	423,750	2,495,490
Hang Lung Properties, Ltd.	1,424,549	5,525,528
Hong Kong Exchanges and Clearing, Ltd. (C)	376,887	6,337,990
Prada SpA	719,800	6,409,435
Shandong Weigao Group Medical Polymer Co., Ltd. - Class H (C)	2,805,000	2,692,892
Sinopharm Group Co., Ltd. - Class H (C) (D)	1,433,800	4,258,821
Soho China, Ltd. (C)	2,548,000	2,199,906
Tencent Holdings, Ltd.	328,400	11,256,793
Tingyi Cayman Islands Holding Corp. (C)	2,727,000	7,555,331
Tsingtao Brewery Co., Ltd. - Class H (C)	246,000	1,648,422
Want Want China Holdings, Ltd. (C)	3,995,000	6,332,158
India - 14.4%
Ambuja Cements, Ltd.	787,572	2,748,279
Apollo Hospitals Enterprise, Ltd.	169,103	2,607,090

	Shares	Value
India (continued)
Asian Paints, Ltd.	29,485	$ 2,563,977
Cipla, Ltd.	437,372	3,296,831
Colgate-Palmolive India, Ltd.	120,342	3,243,370
DLF Ltd.	902,516	3,972,746
HDFC Bank, Ltd. - ADR	121,800	5,169,192
Hindustan Unilever, Ltd.	639,523	6,917,532
Housing Development Finance Corp.	692,976	10,899,821
ICICI Bank, Ltd. - ADR	185,630	8,691,197
Infosys, Ltd.	194,645	8,063,993
Marico, Ltd.	518,114	2,165,260
Sun Pharmaceuticals Industries, Ltd.	96,246	1,695,716
Tata Consultancy Services, Ltd.	185,799	4,746,625
Ultratech Cement, Ltd.	41,774	1,480,990
United Spirits, Ltd.	29,939	1,234,181
Zee Entertainment Enterprises, Ltd.	1,456,051	6,324,194
Indonesia - 1.5%
Astra International PT	7,247,500	5,478,953
Semen Indonesia Persero Tbk PT	261,000	493,947
Unilever Indonesia PT	573,500	1,548,406
United Tractors Tbk PT	336,000	613,423
Italy - 1.0%
Saipem SpA	69,524	1,968,533
Salvatore Ferragamo Italia SpA - Class A	112,343	3,354,030
Korea, Republic of - 3.5%
E-Mart Co., Ltd.	13,854	2,704,631
NHN Corp.	48,770	13,108,072
Shinsegae Co., Ltd.	11,821	2,538,515
Luxembourg - 1.5%
Tenaris SA - ADR (C)	183,260	8,153,237
Malaysia - 1.1%
Genting Bhd	1,747,000	6,029,088
Mexico - 6.2%
America Movil SAB de CV - Series L ADR	722,020	15,436,788
Fomento Economico Mexicano SAB de CV (C)	716,587	8,126,470
Grupo Financiero Inbursa SAB de CV - Class O (C)	801,315	2,324,297
Grupo Televisa SAB - ADR	99,650	2,523,138
Wal-Mart de Mexico SAB de CV - Series V	1,297,669	4,116,700
Netherlands - 1.1%
Heineken NV (C)	79,392	5,606,257
Philippines - 2.7%
Jollibee Foods Corp.	849,530	2,652,201
SM Investments Corp.	212,040	5,898,586
SM Prime Holdings, Inc.	11,489,163	5,582,684
Russian Federation - 2.2%
Magnit OJSC (E)	54,339	11,588,879
Singapore - 0.3%
Jardine Strategic Holdings, Ltd. (C)	45,000	1,755,000
South Africa - 2.7%
ABSA Group, Ltd.	129,917	2,138,234
Impala Platinum Holdings, Ltd. (C)	256,599	3,501,768
MTN Group, Ltd.	321,321	5,792,981
Standard Bank Group, Ltd.	211,065	2,636,695
Switzerland - 0.5%
Cie Financiere Richemont SA	32,182	2,599,342
Taiwan - 2.1%
Epistar Corp.	718,500	1,265,994

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Shares	Value
Taiwan (continued)
Synnex Technology International Corp.	1,179,801	$ 1,994,852
Taiwan Semiconductor Manufacturing Co., Ltd.	2,054,459	7,622,772
Thailand - 0.6%
Siam Commercial Bank PCL	525,100	3,327,721
Turkey - 4.2%
Akbank TAS - Class A	497,500	2,614,112
Anadolu Efes Biracilik Ve Malt Sanayii AS - Class B	239,853	3,986,954
BIM Birlesik Magazalar AS	52,283	2,683,049
Enka Insaat ve Sanayi AS	640,412	1,979,016
Haci OMER Sabanci Holding AS	1,292,059	8,035,955
Turkiye Garanti Bankasi AS	492,109	2,717,545
United Kingdom - 11.1%
Anglo American PLC	396,161	9,630,644
Antofagasta PLC - Class A	166,810	2,325,551
BG Group PLC	434,350	7,317,094
Eurasia Drilling Co., Ltd. - GDR, Reg S	76,304	2,983,486
Glencore International PLC (C)	583,350	2,872,032
Mail.ru Group, Ltd. - GDR, Reg S	87,500	2,362,500
NovaTek OAO - GDR, Reg S	99,700	10,089,640
SABMiller PLC	140,350	7,561,769
Tullow Oil PLC	444,390	6,909,834
Unilever PLC	143,524	6,211,191

	Shares	Value
United States - 3.1%
Almacenes Exito SA - 144A, GDR	191,700	$ 3,141,100
Inretail Peru Corp. - 144A (B) (D) (E)	67,690	1,624,560
MercadoLibre, Inc. (C)	39,910	4,014,547
Yandex NV - Class A (B) (C)	288,850	7,434,999

Total Common Stocks (cost $471,688,818)		497,361,530

SECURITIES LENDING COLLATERAL - 7.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (A)	41,420,121	41,420,121

Total Securities Lending Collateral (cost $41,420,121)		41,420,121

	Principal	Value
REPURCHASE AGREEMENT - 4.0%
State Street Bank & Trust Co. 0.03% (A), dated 04/30/2013, to be repurchased at $20,906,823 on 05/01/2013. Collateralized by U.S. Government Agency Obligations, 3.50%, due 02/01/2032 - 06/01/2032, and with a total value of $21,327,386.	$ 20,906,806	20,906,806

Total Repurchase Agreement (cost $20,906,806)		20,906,806

Total Investment Securities (cost $542,200,190) (F)		569,191,555
Other Assets and Liabilities - Net		(41,782,895)

Net Assets		$ 527,408,660

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Internet Software & Services	10.9%	$61,999,441
Commercial Banks	7.5	42,749,098
Beverages	7.1	40,185,354
Oil, Gas & Consumable Fuels	6.9	39,063,966
Food & Staples Retailing	6.4	36,275,575
Diversified Financial Services	4.1	23,586,825
Wireless Telecommunication Services	3.7	21,229,769
Food Products	3.5	20,098,680
Real Estate Management & Development	3.5	19,776,354
Metals & Mining	3.2	18,329,995
Energy Equipment & Services	2.5	14,434,122
Diversified Consumer Services	2.4	13,761,375
IT Services	2.3	12,810,618
Textiles, Apparel & Luxury Goods	2.2	12,362,807
Household Products	2.1	11,709,308
Thrifts & Mortgage Finance	1.9	10,899,821
Hotels, Restaurants & Leisure	1.9	10,623,305
Industrial Conglomerates	1.7	9,632,602
Health Care Providers & Services	1.6	9,243,836
Semiconductors & Semiconductor Equipment	1.6	8,888,766
Media	1.6	8,847,332
Personal Products	1.5	8,603,003
Insurance	1.4	7,823,225
Multiline Retail	1.2	7,065,789
Internet & Catalog Retail	1.0	5,709,790
Automobiles	1.0	5,478,953

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities	Value
Aerospace & Defense	0.9%	$5,034,111
Pharmaceuticals	0.9	4,992,547
Construction Materials	0.8	4,723,216
Health Care Equipment & Supplies	0.5	2,692,892
Chemicals	0.4	2,563,977
Electronic Equipment & Instruments	0.3	1,994,852
Household Durables	0.3	1,975,109
Construction & Engineering	0.2	1,084,792
Machinery	0.1	613,423

Investment Securities, at Value	89.1	506,864,628
Short-Term Investments	10.9	62,326,927

Total Investments	100.0%	$569,191,555

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at April 30, 2013.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $39,765,713. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Illiquid. Total aggregate market value of illiquid securities is $5,883,381, or 1.12% of the fund’s net assets.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $13,213,439, or 2.51% of the fund’s net assets.
(F)	Aggregate cost for federal income tax purposes is $542,200,190. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $59,449,599 and $32,458,234, respectively. Net unrealized appreciation for tax purposes is $26,991,365.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, these securities aggregated $4,765,660, or 0.90% of the fund’s net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
OJSC	Open Joint Stock Company
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Preferred Stocks	$9,503,098	$—	$—	$9,503,098
Common Stocks	183,016,714	314,344,816	—	497,361,530
Securities Lending Collateral	41,420,121	—	—	41,420,121
Repurchase Agreement	—	20,906,806	—	20,906,806
Total Investment Securities	$233,939,933	$335,251,622	$—	$569,191,555

Other Assets (H)
Foreign Currency	$198,915	$—	$—	$198,915
Total Other Assets	$198,915	$—	$—	$198,915

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (H)
Collateral for Securities on Loan	$—	$(41,420,121)	$—	$(41,420,121)
Total Other Liabilities	$—	$(41,420,121)	$—	$(41,420,121)

(G)	Transfers between levels are considered to have occurred at the end of the reporting period. As of period ended April 30, 2013, securities with fair market value of $4,765,660 transferred from Level 1 to Level 2 due to unavailability of unadjusted quoted prices. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(H)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Australia - 8.8%
Dexus Property Group - REIT	2,149,891	$ 2,574,255
Federation Centres - REIT	607,027	1,636,193
Goodman Group - REIT	399,578	2,158,204
GPT Group - REIT	136,605	580,635
Investa Office Fund - REIT (A)	232,600	790,928
Mirvac Group - REIT	994,751	1,825,328
Stockland - REIT	97,200	389,969
Westfield Group - REIT	318,548	3,847,282
Westfield Retail Trust - REIT	1,028,979	3,520,251
Brazil - 0.1%
Sonae Sierra Brasil SA	10,900	152,543
Canada - 1.2%
Boardwalk Real Estate Investment Trust - REIT	15,000	980,743
Calloway Real Estate Investment Trust - REIT	12,800	383,829
RioCan Real Estate Investment Trust - REIT	35,100	1,028,141
France - 4.2%
Fonciere Des Regions - REIT	7,297	580,431
ICADE - REIT	6,064	559,019
Klepierre - REIT	42,060	1,783,588
Mercialys SA - REIT	8,210	183,212
Societe Immobiliere de Location pour l’Industrie et le Commerce - REIT	5,205	612,881
Unibail-Rodamco SE - REIT	17,758	4,642,202
Germany - 0.7%
GSW Immobilien AG	10,073	404,204
LEG Immobilien AG (B)	17,600	968,854
Hong Kong - 9.3%
Cheung Kong Holdings, Ltd.	273,090	4,117,386
China Overseas Land & Investment, Ltd. (A)	271,300	830,316
Hang Lung Group, Ltd.	43,848	258,223
Hang Lung Properties, Ltd.	103,748	402,417
Kerry Properties, Ltd.	248,000	1,124,927
Link - REIT	536,300	3,023,540
Sino Land Co., Ltd.	1,093,528	1,800,904
Sun Hung Kai Properties, Ltd.	224,845	3,253,815
Swire Properties, Ltd.	408,000	1,440,591
Wharf Holdings, Ltd.	224,405	2,005,436
Japan - 17.9%
Advance Residence Investment Corp. - Class A REIT	161	384,973
Daito Trust Construction Co., Ltd.	17,100	1,655,886
Daiwa House Industry Co., Ltd.	71,000	1,603,755
Japan Real Estate Investment Corp. - REIT	224	3,000,913
Japan Retail Fund Investment Corp. - Class A REIT (A)	1,074	2,544,945
Kenedix Realty Investment Corp. - Class A REIT (A)	136	638,252
Mitsubishi Estate Co., Ltd. (A)	298,536	9,692,429
Mitsui Fudosan Co., Ltd.	213,746	7,257,519
Nippon Accommodations Fund, Inc. - Class A REIT	67	518,900
Nippon Building Fund, Inc. - REIT	112	1,610,750
Sumitomo Realty & Development Co., Ltd.	83,100	3,921,219
Tokyo Tatemono Co., Ltd.	140,500	1,298,564
United Urban Investment Corp. - Class A REIT	734	1,208,463

	Shares	Value
Netherlands - 0.3%
Eurocommercial Properties NV - REIT	14,838	$ 606,159
Singapore - 6.8%
Ascendas Real Estate Investment Trust - REIT	260,000	580,499
CapitaCommercial Trust - REIT (A)	1,527,000	2,119,972
CapitaLand, Ltd.	856,950	2,602,089
CapitaMall Trust - REIT	830,114	1,563,583
Frasers Centrepoint Trust - REIT	124,100	226,699
Global Logistic Properties, Ltd. - Class L	1,151,200	2,579,615
Hongkong Land Holdings, Ltd.	307,797	2,234,606
Keppel Land, Ltd.	117,000	385,662
Mapletree Greater China Commercial Trust - REIT (A) (B)	1,238,000	1,120,703
Sweden - 0.6%
Castellum AB	59,698	893,483
Hufvudstaden AB - Class A	26,180	342,143
Switzerland - 0.4%
PSP Swiss Property AG (B)	8,550	802,310
United Kingdom - 4.3%
British Land Co., PLC - REIT	66,148	610,855
Derwent London PLC - REIT	40,039	1,436,073
Great Portland Estates PLC - REIT	198,260	1,638,385
Hammerson PLC - REIT	172,517	1,392,152
Land Securities Group PLC - REIT	191,323	2,595,968
Safestore Holdings PLC - REIT	197,600	420,511
Segro PLC - REIT	99,500	411,743
United States - 44.5%
American Tower Corp. - Class A REIT	7,100	596,329
AvalonBay Communities, Inc. - REIT	17,225	2,291,614
BioMed Realty Trust, Inc. - Basis B REIT (A)	43,800	985,938
Boston Properties, Inc. - REIT	35,700	3,906,651
Brandywine Realty Trust - REIT	25,600	382,208
BRE Properties, Inc. - REIT	34,400	1,736,512
Campus Crest Communities, Inc. - REIT	27,800	379,748
CBL & Associates Properties, Inc. - REIT	15,700	378,998
CommonWealth - REIT	23,900	533,687
DDR Corp. - REIT (A)	104,000	1,907,360
Douglas Emmett, Inc. - REIT	59,300	1,551,881
Duke Realty Corp. - REIT (A)	100,500	1,772,820
Equity Residential - REIT	50,000	2,903,000
Essex Property Trust, Inc. - REIT	5,000	785,250
Federal Realty Investment Trust - REIT	6,800	795,668
General Growth Properties, Inc. - REIT	173,190	3,934,877
HCP, Inc. - REIT	67,000	3,571,100
Health Care REIT, Inc.	45,700	3,426,129
Healthcare Trust of America, Inc. - Class A REIT	22,900	285,792
Highwoods Properties, Inc. - REIT (A)	27,900	1,144,737
Host Hotels & Resorts, Inc. - REIT (A)	288,177	5,264,994
Kilroy Realty Corp. - REIT (A)	43,800	2,478,642
Kimco Realty Corp. - REIT (A)	122,500	2,913,050
Lexington Realty Trust - REIT	63,100	808,311
Liberty Property Trust - Series C REIT	61,900	2,661,081
Macerich Co. - Class A REIT (A)	52,107	3,650,095
Pebblebrook Hotel Trust - REIT (A)	29,800	809,368
Post Properties, Inc. - REIT	37,800	1,868,454
ProLogis, Inc. - Class A REIT	103,713	4,350,760
Public Storage - REIT	18,700	3,085,500
Ramco-Gershenson Properties Trust - REIT (A)	22,100	386,087

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Shares	Value
United States (continued)
Senior Housing Properties Trust - REIT	41,300	$ 1,174,159
Simon Property Group, Inc. - REIT	45,563	8,113,404
SL Green Realty Corp. - REIT (A)	40,200	3,646,140
Starwood Hotels & Resorts Worldwide, Inc.	14,900	961,348
Sunstone Hotel Investors, Inc. - REIT (B)	60,700	753,287
Tanger Factory Outlet Centers - REIT	15,710	583,155
Taubman Centers, Inc. - REIT	22,100	1,889,771
UDR, Inc. - REIT	117,883	2,897,564
Ventas, Inc. - REIT	37,235	2,965,023
Vornado Realty Trust - Class A REIT	29,037	2,542,480
Weyerhaeuser Co. - REIT	29,700	906,147

Total Common Stocks (cost $135,910,700)		195,739,144

SECURITIES LENDING COLLATERAL - 7.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	14,556,014	14,556,014

Total Securities Lending Collateral (cost $14,556,014)		14,556,014

Principal	Value
REPURCHASE AGREEMENT - 1.0%

State Street Bank & Trust Co. 0.03% (C), dated 04/30/2013, to be repurchased at $2,029,109 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/01/2032, and with a value of $2,072,091.

$ 2,029,108	$ 2,029,108

Total Repurchase Agreement (cost $2,029,108)	2,029,108

Total Investment Securities (cost $152,495,822) (D)	212,324,266
Other Assets and Liabilities - Net	(14,738,881)

Net Assets	$ 197,585,385

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Real Estate Investment Trusts	67.0%	$142,328,389
Real Estate Management & Development	24.7	52,449,407
Hotels, Restaurants & Leisure	0.5	961,348

Investment Securities, at Value	92.2	195,739,144
Short-Term Investments	7.8	16,585,122

Total Investments	100.0%	$212,324,266

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $14,055,586. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at April 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $152,495,822. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $60,361,672 and $533,228, respectively. Net unrealized appreciation for tax purposes is $59,828,444.

DEFINITION:

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Common Stocks	$90,524,375	$105,214,769	$—	$195,739,144
Securities Lending Collateral	14,556,014	—	—	14,556,014
Repurchase Agreement	—	2,029,108	—	2,029,108
Total Investment Securities	$105,080,389	$107,243,877	$—	$212,324,266

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY (continued): (E)
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
Other Assets (F)
Foreign Currency	$41,222	$—	$—	$41,222
Total Other Assets	$41,222	$—	$—	$41,222

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(14,556,014)	$—	$(14,556,014)
Total Other Liabilities	$—	$(14,556,014)	$—	$(14,556,014)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Growth

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Aerospace & Defense - 5.8%
Boeing Co.	127,383	$ 11,644,080
Precision Castparts Corp.	54,892	10,500,291
Rolls-Royce Holdings PLC (A) (B)	20,526,429	31,885
Rolls-Royce Holdings PLC (A)	172,491	3,027,709
United Technologies Corp.	99,270	9,062,358
Beverages - 1.6%
Diageo PLC	224,984	6,863,765
Monster Beverage Corp. (A)	49,068	2,767,435
Biotechnology - 9.1%
Alexion Pharmaceuticals, Inc. (A)	99,364	9,737,672
Biogen IDEC, Inc. (A)	66,324	14,520,313
Celgene Corp. (A)	50,938	6,014,250
Gilead Sciences, Inc. (A)	232,154	11,756,279
Vertex Pharmaceuticals, Inc. (A)	154,086	11,836,886
Capital Markets - 2.4%
Goldman Sachs Group, Inc.	53,081	7,753,542
Morgan Stanley	291,842	6,464,300
Chemicals - 2.7%
Monsanto Co.	148,745	15,888,941
Computers & Peripherals - 3.6%
Apple, Inc.	39,632	17,547,068
EMC Corp. (A)	156,533	3,511,035
Electrical Equipment - 0.4%
Roper Industries, Inc.	20,677	2,474,003
Energy Equipment & Services - 1.9%
FMC Technologies, Inc. (A)	87,728	4,763,630
Schlumberger, Ltd.	83,915	6,245,794
Food & Staples Retailing - 3.4%
Costco Wholesale Corp.	110,112	11,939,444
Whole Foods Market, Inc.	92,615	8,179,757
Food Products - 1.2%
Mondelez International, Inc. - Class A	216,734	6,816,284
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	203,593	7,516,654
Essilor International SA - ADR	53,363	3,004,870
Intuitive Surgical, Inc. (A)	7,854	3,866,446
Health Care Providers & Services - 1.9%
Express Scripts Holding Co. (A)	93,055	5,524,675
UnitedHealth Group, Inc.	96,835	5,803,322
Hotels, Restaurants & Leisure - 3.5%
Chipotle Mexican Grill, Inc. - Class A (A) (C)	19,489	7,078,210
Dunkin’ Brands Group, Inc.	171,869	6,670,236
Starbucks Corp.	114,303	6,954,194
Internet & Catalog Retail - 5.4%
Amazon.com, Inc. (A)	75,451	19,150,218
priceline.com, Inc. (A)	18,462	12,849,368
Internet Software & Services - 9.3%
eBay, Inc. (A)	156,158	8,181,118
Facebook, Inc. - Class A (A)	210,811	5,852,113
Google, Inc. - Class A (A)	29,430	24,267,095
LinkedIn Corp. - Class A (A)	65,500	12,581,895
Rackspace Hosting, Inc. (A) (C)	86,033	4,146,791
IT Services - 7.3%
International Business Machines Corp.	44,193	8,950,850
Mastercard, Inc. - Class A	39,025	21,578,093
Teradata Corp. (A)	4,856	247,996
Visa, Inc. - Class A	72,784	12,261,193

	Shares	Value
Life Sciences Tools & Services - 1.0%
Illumina, Inc. (A) (C)	88,143	$ 5,701,971
Media - 2.7%
Discovery Communications, Inc. - Series A (A) (C)	51,478	4,057,496
Walt Disney Co. - Class A	193,463	12,157,215
Oil, Gas & Consumable Fuels - 1.9%
Concho Resources, Inc. (A)	68,397	5,891,033
EOG Resources, Inc.	45,205	5,477,038
Personal Products - 1.9%
Estee Lauder Cos., Inc. - Class A	161,631	11,209,110
Pharmaceuticals - 6.6%
Allergan, Inc.	104,798	11,899,813
Bristol-Myers Squibb Co.	129,730	5,152,876
Novo Nordisk A/S - ADR	63,039	11,134,578
Perrigo Co.	40,619	4,850,315
Shire PLC - Class B ADR	62,141	5,818,883
Real Estate Investment Trusts - 0.9%
American Tower Corp. - Class A	59,734	5,017,059
Road & Rail - 3.5%
Canadian Pacific Railway, Ltd. (C)	39,776	4,956,885
Kansas City Southern	49,883	5,440,739
Union Pacific Corp.	69,506	10,284,108
Semiconductors & Semiconductor Equipment - 2.8%
ARM Holdings PLC - ADR	139,766	6,534,060
Avago Technologies, Ltd. - Class A	134,723	4,305,747
Broadcom Corp. - Class A	159,965	5,758,740
Software - 6.2%
Intuit, Inc.	98,558	5,877,999
Red Hat, Inc. (A)	158,992	7,620,487
Salesforce.com, Inc. (A) (C)	204,610	8,411,517
Splunk, Inc. (A)	82,516	3,366,653
VMware, Inc. - Class A (A) (C)	96,979	6,837,019
Workday, Inc. - Class A (A)	66,939	4,193,728
Specialty Retail - 4.2%
Inditex SA (C)	84,352	11,336,470
TJX Cos., Inc.	279,254	13,619,217
Textiles, Apparel & Luxury Goods - 4.9%
Lululemon Athletica, Inc. (A) (C)	73,610	5,603,929
NIKE, Inc. - Class B	209,916	13,350,658
Ralph Lauren Corp. - Class A	55,697	10,113,461
Wireless Telecommunication Services - 0.7%
Crown Castle International Corp. (A)	49,800	3,834,600

Total Common Stocks (cost $395,426,771)		585,645,462

SECURITIES LENDING COLLATERAL - 7.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (D)	41,402,577	41,402,577

Total Securities Lending Collateral (cost $41,402,577)		41,402,577

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.9%

State Street Bank & Trust Co. 0.03% (D), dated 04/30/2013, to be repurchased at $5,212,304 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/01/2032, and with a value of $5,317,683.

$ 5,212,300	$ 5,212,300

Total Repurchase Agreement (cost $5,212,300)	5,212,300

Total Investment Securities (cost $442,041,648) (E)	632,260,339
Other Assets and Liabilities - Net	(41,693,548)

Net Assets	$ 590,566,791

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $31,885, or 0.01% of the fund’s net assets.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $40,311,048. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rate shown reflects the yield at April 30, 2013.
(E)	Aggregate cost for federal income tax purposes is $442,041,648. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $191,986,308 and $1,767,617, respectively. Net unrealized appreciation for tax purposes is $190,218,691.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Common Stocks	$564,385,633	$21,259,829	$—	$585,645,462
Securities Lending Collateral	41,402,577	—	—	41,402,577
Repurchase Agreement	—	5,212,300	—	5,212,300
Total Investment Securities	$605,788,210	$26,472,129	$—	$632,260,339

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (G)
Collateral for Securities on Loan	$—	$(41,402,577)	$—	$(41,402,577)
Total Other Liabilities	$—	$(41,402,577)	$—	$(41,402,577)

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(G)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.6%
Germany - 0.6%
Volkswagen AG, 2.31% (A) (B)	10,600	$ 2,148,394

Total Convertible Preferred Stock (cost $2,547,941)		2,148,394

COMMON STOCKS - 95.5%
Australia - 1.8%
Brambles, Ltd.	197,100	1,781,789
CSL, Ltd.	27,755	1,811,587
Iluka Resources, Ltd. (A)	224,340	2,081,531
Imdex, Ltd. (A)	700,995	715,821
Belgium - 1.0%
Anheuser-Busch InBev NV - STRIP VVPR (C) (D) (E)	130,726	172
Colruyt SA	68,250	3,444,723
Brazil - 0.1%
SLC Agricola SA	36,600	323,423
Canada - 6.6%
Cenovus Energy, Inc.	67,488	2,019,716
Corus Entertainment, Inc. - Class B (A)	161,460	3,964,981
Dollarama, Inc. (A)	58,200	4,263,398
Home Capital Group, Inc. - Class B	46,400	2,662,087
MacDonald Dettwiler & Associates, Ltd.	58,215	4,204,979
New Gold, Inc. (C)	376,200	3,017,218
Silver Wheaton Corp.	122,500	2,994,863
Denmark - 1.9%
Sydbank A/S (C)	129,335	2,947,168
Tryg A/S (A)	42,976	3,721,333
France - 7.3%
Arkema SA	42,190	3,952,691
Eutelsat Communications SA	71,753	2,590,584
Pernod-Ricard SA	21,625	2,677,031
Publicis Groupe SA	24,400	1,697,296
Rexel SA	234,186	5,152,012
Sanofi	34,765	3,810,126
Sodexo	68,345	5,707,343
Germany - 7.6%
Brenntag AG	32,640	5,564,443
Continental AG	29,145	3,460,568
Deutsche Boerse AG	63,400	3,957,647
Fresenius Medical Care AG & Co., KGaA	18,160	1,253,189
Gerresheimer AG	63,973	3,652,627
Linde AG	26,199	4,954,600
SAP AG - ADR	43,900	3,505,415
Hong Kong - 3.0%
China Liansu Group Holdings, Ltd. (A)	4,824,000	2,747,638
China Mobile, Ltd. - ADR	95,265	5,262,438
Industrial & Commercial Bank of China, Ltd. - Class H	3,451,000	2,428,105
Indonesia - 0.7%
Bank Mandiri Persero PT	2,427,600	2,621,733
Ireland - 0.8%
DCC PLC	74,206	2,715,709
Israel - 1.1%
Bezeq Israeli Telecommunication Corp., Ltd.	2,738,090	3,971,567
Japan - 13.8%
FANUC Corp.	32,600	4,915,833
Kansai Paint Co., Ltd.	316,800	4,058,914

	Shares	Value
Japan (continued)
Kenedix Realty Investment Corp. - Class A REIT (A)	831	$ 3,899,908
Keyence Corp.	15,500	4,913,064
Nihon Kohden Corp.	104,300	4,006,806
Pigeon Corp. (A)	50,900	4,370,242
Pola Orbis Holdings, Inc.	55,500	1,964,148
SMC Corp.	20,300	4,062,707
Softbank Corp.	39,200	1,940,196
Sugi Holdings Co., Ltd.	79,700	3,061,768
Sundrug Co., Ltd. (A)	130,600	5,733,887
Toyota Motor Corp.	90,000	5,206,955
Korea, Republic of - 1.8%
Samsung Electronics Co., Ltd.	4,587	6,330,918
Netherlands - 6.2%
Akzo Nobel NV (A)	60,307	3,635,908
ASML Holding NV (A)	39,300	2,921,635
Koninklijke Ahold NV	263,398	4,155,648
Nutreco NV (A)	52,179	4,952,446
Unilever NV	139,097	5,920,502
Norway - 3.8%
DNB ASA (A)	308,880	5,048,459
Norwegian Property ASA (A)	945,427	1,326,368
ProSafe SE	370,140	3,552,805
Subsea 7 SA (A)	156,248	3,365,300
Russian Federation - 0.9%
Sberbank of Russia - ADR (C)	250,020	3,215,257
Singapore - 1.8%
Jardine Matheson Holdings, Ltd.	54,500	3,538,685
United Overseas Bank, Ltd.	157,900	2,737,002
Sweden - 2.7%
Elekta AB - Class B	242,813	3,733,394
Nordea Bank AB	155,595	1,864,197
Telefonaktiebolaget LM Ericsson - Class B	310,250	3,872,710
Switzerland - 13.7%
Bucher Industries AG	17,332	4,179,215
Givaudan SA (C)	4,064	5,227,516
Kaba Holding AG	6,455	2,527,017
Nestle SA	58,103	4,149,322
Novartis AG	51,006	3,787,873
Partners Group Holding AG	14,415	3,697,545
Roche Holding AG	27,714	6,927,010
SGS SA	2,449	5,918,373
Sika AG	1,749	4,222,956
Sulzer AG	41,086	7,008,216
Turkey - 0.5%
Sinpas Gayrimenkul Yatirim Ortakligi AS - REIT	2,069,633	1,604,680
United Kingdom - 14.2%
Afren PLC (C)	1,097,830	2,286,826
Amlin PLC	669,851	4,415,937
BG Group PLC	132,465	2,231,516
BHP Billiton PLC	103,925	2,891,245
Bunzl PLC	227,635	4,522,503
Diploma PLC	201,960	1,789,741
Experian Group, Ltd.	96,792	1,701,983
ICAP PLC	443,725	1,983,691
Mitie Group PLC (A)	822,335	3,528,107

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Shares	Value
United Kingdom (continued)
NovaTek OAO - GDR, Reg S	16,940	$ 1,714,328
Petrofac, Ltd.	193,610	4,060,045
Reed Elsevier PLC	309,117	3,610,854
Rio Tinto PLC	59,465	2,696,279
RPS Group PLC (A)	836,723	3,241,510
SABMiller PLC	50,880	2,741,309
Synergy Health PLC (E)	233,307	3,939,368
Tullow Oil PLC	140,897	2,190,812
United States - 4.2%
Agrium, Inc.	27,500	2,520,925
Autoliv, Inc. (A)	35,600	2,720,552
Check Point Software Technologies, Ltd. (A) (C)	77,000	3,589,740
Taminco Corp. (A) (C)	64,000	964,480
Willis Group Holdings PLC (A)	118,900	4,717,952

Total Common Stocks (cost $252,512,238)		333,252,639

SECURITIES LENDING COLLATERAL - 14.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (B)	51,578,978	51,578,978

Total Securities Lending Collateral (cost $51,578,978)		51,578,978

Principal	Value
REPURCHASE AGREEMENT - 4.0%

State Street Bank & Trust Co. 0.03% (B), dated 04/30/2013, to be repurchased at $13,817,969 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $14,095,385.

$ 13,817,958	$ 13,817,958

Total Repurchase Agreement (cost $13,817,958)	13,817,958

Total Investment Securities (cost $320,457,115) (F)	400,797,969
Other Assets and Liabilities - Net	(51,958,478)

Net Assets	$ 348,839,491

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Chemicals	7.4%	$29,537,990
Commercial Banks	5.2	20,861,921
Machinery	5.0	20,165,971
Food & Staples Retailing	4.1	16,396,026
Food Products	3.8	15,345,693
Trading Companies & Distributors	3.8	15,238,958
Pharmaceuticals	3.6	14,525,009
Metals & Mining	3.6	14,396,957
Insurance	3.2	12,855,222
Media	3.0	11,863,715
Software	2.8	11,300,134
Commercial Services & Supplies	2.8	11,078,423
Energy Equipment & Services	2.7	10,978,150
Oil, Gas & Consumable Fuels	2.6	10,443,198
Semiconductors & Semiconductor Equipment	2.3	9,252,553
Health Care Equipment & Supplies	1.9	7,740,200
Professional Services	1.9	7,620,356
Automobiles	1.8	7,355,349
Wireless Telecommunication Services	1.8	7,202,634
Electronic Equipment & Instruments	1.7	6,702,805
Industrial Conglomerates	1.6	6,254,394
Auto Components	1.5	6,181,120
Hotels, Restaurants & Leisure	1.4	5,707,343
Capital Markets	1.4	5,681,236
Real Estate Investment Trusts	1.4	5,504,588
Beverages	1.3	5,418,512
Health Care Providers & Services	1.3	5,192,557
Household Products	1.1	4,370,242
Multiline Retail	1.1	4,263,398
Diversified Telecommunication Services	1.0	3,971,567
Diversified Financial Services	1.0	3,957,647
Communications Equipment	1.0	3,872,710
Life Sciences Tools & Services	0.9	3,652,627
Building Products	0.7	2,747,638

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities	Value
Thrifts & Mortgage Finance	0.7%	$2,662,087
Personal Products	0.5	1,964,148
Biotechnology	0.5	1,811,587
Real Estate Management & Development	0.3	1,326,368

Investment Securities, at Value	83.7	335,401,033
Short-Term Investments	16.3	65,396,936

Total Investments	100.0%	$400,797,969

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $49,303,916. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at April 30, 2013.
(C)	Non-income producing security.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $172, or less than 0.01% of the fund’s net assets.
(E)	Illiquid. Total aggregate market value of illiquid securities is $3,939,540, or 1.13% of the fund’s net assets.
(F)	Aggregate cost for federal income tax purposes is $320,457,115. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $87,843,154 and $7,502,300, respectively. Net unrealized appreciation for tax purposes is $80,340,854.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
STRIP VVPR	Is a coupon which, if presented along with the corresponding coupon of the share, allows to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Convertible Preferred Stock	$—	$2,148,394	$—	$2,148,394
Common Stocks
Australia	—	6,390,728	—	6,390,728
Belgium	—	3,444,723	172	3,444,895
Brazil	323,423	—	—	323,423
Canada	23,127,242	—	—	23,127,242
Denmark	—	6,668,501	—	6,668,501
France	—	25,587,083	—	25,587,083
Germany	3,505,415	22,843,074	—	26,348,489
Hong Kong	5,262,438	5,175,743	—	10,438,181
Indonesia	—	2,621,733	—	2,621,733
Ireland	—	2,715,709	—	2,715,709
Israel	—	3,971,567	—	3,971,567
Japan	—	48,134,428	—	48,134,428
Korea, Republic of	—	6,330,918	—	6,330,918
Netherlands	—	21,586,139	—	21,586,139
Norway	—	13,292,932	—	13,292,932
Russian Federation	3,215,257	—	—	3,215,257
Singapore	—	6,275,687	—	6,275,687
Sweden	—	9,470,301	—	9,470,301
Switzerland	—	47,645,043	—	47,645,043
Turkey	—	1,604,680	—	1,604,680
United Kingdom	1,714,328	47,831,726	—	49,546,054
United States	14,513,649	—	—	14,513,649
Securities Lending Collateral	51,578,978	—	—	51,578,978
Repurchase Agreement	—	13,817,958	—	13,817,958
Total Investment Securities	$103,240,730	$297,557,067	$172	$400,797,969

Other Assets (H)
Foreign Currency	$104,730	$—	$—	$104,730
Total Other Assets	$104,730	$—	$—	$104,730

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (H)
Collateral for Securities on Loan	$—	$(51,578,978)	$—	$(51,578,978)
Total Other Liabilities	$—	$(51,578,978)	$—	$(51,578,978)

(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(H)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3 (I)	Transfers out of Level 3	Ending Balance at April 30, 2013 (J)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2013
Common Stocks	$—	$—	$—	$—	$—	$—	$172	$—	$172	$—
Total	$—	$—	$—	$—	$—	$—	$172	$—	$172	$—

(I)	Transferred into Level 3 because of unavailability of observable inputs.
(J)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Australia - 1.7%
QBE Insurance Group, Ltd.	217,442	$ 3,013,894
Westpac Banking Corp.	26,750	937,333
Brazil - 1.7%
BM&FBovespa SA	200,000	1,388,479
Itau Unibanco Holding SA - ADR	124,300	2,091,969
Tim Participacoes SA - ADR	24,100	502,726
Canada - 2.7%
Canadian National Railway Co.	54,953	5,384,295
Shoppers Drug Mart Corp.	21,110	945,440
Czech Republic - 0.5%
Komercni Banka AS (A)	5,249	1,003,334
France - 11.8%
Air Liquide SA - Class A	35,090	4,441,878
Danone SA	65,670	5,016,945
Dassault Systemes SA	11,185	1,364,006
Legrand SA	60,334	2,811,582
LVMH Moet Hennessy Louis Vuitton SA	26,278	4,550,797
Pernod-Ricard SA	36,917	4,570,079
Schneider Electric SA	61,122	4,660,640
Germany - 11.4%
Bayer AG (A)	83,925	8,755,796
Beiersdorf AG	38,565	3,490,673
Deutsche Boerse AG	9,573	597,580
Linde AG	32,234	6,095,903
Merck KGaA	23,059	3,510,490
SAP AG	51,487	4,089,369
Hong Kong - 3.1%
AIA Group, Ltd.	602,000	2,672,487
China Unicom Hong Kong, Ltd. (A)	1,164,000	1,667,968
Li & Fung, Ltd. (A)	2,258,000	2,915,557
India - 1.6%
ICICI Bank, Ltd. - ADR (A)	80,810	3,783,524
Italy - 0.7%
Saipem SpA	58,209	1,648,155
Japan - 12.6%
Canon, Inc.	43,600	1,563,133
Denso Corp.	107,800	4,826,866
FANUC Corp.	17,200	2,593,630
Honda Motor Co., Ltd.	144,700	5,751,782
Hoya Corp.	129,300	2,583,745
INPEX Corp.	571	2,752,937
Lawson, Inc. (A)	38,600	3,040,960
NTT DOCOMO, Inc.	502	829,071
Shin-Etsu Chemical Co., Ltd.	78,600	5,289,183
Mexico - 0.3%
Grupo Financiero Santander Mexico SAB de CV - Class B ADR (B)	45,800	739,670
Netherlands - 7.8%
Akzo Nobel NV (A)	58,063	3,500,618
Heineken NV (A)	81,887	5,782,441
ING Groep NV (B)	467,762	3,839,033
Randstad Holding NV	118,958	4,952,862
Russian Federation - 0.5%
Sberbank of Russia - ADR (A) (B)	89,959	1,156,873

	Shares	Value
Singapore - 1.8%
DBS Group Holdings, Ltd.	234,000	$ 3,184,087
Singapore Telecommunications, Ltd.	333,150	1,062,986
Spain - 2.7%
Amadeus IT Holding SA - Class A	122,060	3,603,143
Banco Santander SA	296,050	2,140,849
Red Electrica Corp. SA	10,788	573,831
Sweden - 0.9%
Hennes & Mauritz AB - Class B	60,150	2,128,111
Switzerland - 10.2%
Julius Baer Group, Ltd.	85,488	3,405,545
Keuhne & Nagel International AG	11,500	1,315,982
Nestle SA	109,340	7,808,320
Roche Holding AG	16,703	4,174,852
Sonova Holding AG	9,355	1,018,204
Swiss Re AG	25,657	2,040,584
UBS AG - Class A	218,344	3,898,161
Taiwan - 2.5%
Hon Hai Precision Industry Co., Ltd.	650,530	1,679,669
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	210,181	4,010,253
United Kingdom - 20.2%
Barclays PLC	517,840	2,300,948
BG Group PLC	189,468	3,191,793
Compass Group PLC	444,960	5,854,282
Diageo PLC	135,264	4,126,606
Hays PLC	757,350	1,098,785
HSBC Holdings PLC (A)	735,773	8,040,392
Reckitt Benckiser Group PLC	59,440	4,335,869
Rio Tinto PLC	73,650	3,339,459
Samsung Electronics Co., Ltd. - GDR, Reg S	3,367	2,326,597
Smiths Group PLC	124,125	2,410,119
Standard Chartered PLC	212,719	5,343,005
WPP PLC - Class A	274,016	4,528,838
United States - 3.4%
Check Point Software Technologies, Ltd. (A) (B)	29,090	1,356,176
Delphi Automotive PLC - Class A	62,470	2,886,739
Valeant Pharmaceuticals International, Inc. (B)	23,100	1,757,448
Yum! Brands, Inc.	27,050	1,842,646

Total Common Stocks (cost $213,727,570)		227,897,982

SECURITIES LENDING COLLATERAL - 10.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	24,703,774	24,703,774

Total Securities Lending Collateral (cost $24,703,774)		24,703,774

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.3%

State Street Bank & Trust Co. 0.03% (C), dated 04/30/2013, to be repurchased at $2,949,750 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/01/2032, and with a value of $3,011,713.

$ 2,949,747	$ 2,949,747

Total Repurchase Agreement (cost $2,949,747)	2,949,747

Total Investment Securities (cost $241,381,091) (D)	255,551,503
Other Assets and Liabilities - Net	(23,229,467)

Net Assets	$ 232,322,036

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Commercial Banks	12.0%	$30,721,984
Chemicals	7.6	19,327,582
Pharmaceuticals	7.1	18,198,586
Beverages	5.7	14,479,126
Food Products	5.0	12,825,265
Insurance	3.0	7,726,965
Auto Components	3.0	7,713,605
Hotels, Restaurants & Leisure	3.0	7,696,928
Electrical Equipment	2.9	7,472,222
Capital Markets	2.9	7,303,706
Software	2.7	6,809,551
Semiconductors & Semiconductor Equipment	2.5	6,336,850
Professional Services	2.4	6,051,647
Oil, Gas & Consumable Fuels	2.3	5,944,730
Diversified Financial Services	2.3	5,825,092
Automobiles	2.3	5,751,782
Road & Rail	2.1	5,384,295
Textiles, Apparel & Luxury Goods	1.8	4,550,797
Media	1.8	4,528,838
Household Products	1.7	4,335,869
Electronic Equipment & Instruments	1.7	4,263,414
Food & Staples Retailing	1.6	3,986,400
IT Services	1.4	3,603,143
Personal Products	1.4	3,490,673
Metals & Mining	1.3	3,339,459
Distributors	1.1	2,915,557
Diversified Telecommunication Services	1.1	2,730,954
Machinery	1.0	2,593,630
Industrial Conglomerates	0.9	2,410,119
Specialty Retail	0.8	2,128,111
Energy Equipment & Services	0.6	1,648,155
Office Electronics	0.6	1,563,133
Wireless Telecommunication Services	0.5	1,331,797
Marine	0.5	1,315,982
Health Care Equipment & Supplies	0.4	1,018,204
Electric Utilities	0.2	573,831

Investment Securities, at Value	89.2	227,897,982
Short-Term Investments	10.8	27,653,521

Total Investments	100.0%	$255,551,503

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $23,545,725. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at April 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $241,381,091. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $27,913,330 and $13,742,918, respectively. Net unrealized appreciation for tax purposes is $14,170,412.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Common Stocks	$30,172,835	$197,725,147	$—	$227,897,982
Securities Lending Collateral	24,703,774	—	—	24,703,774
Repurchase Agreement	—	2,949,747	—	2,949,747
Total Investment Securities	$54,876,609	$200,674,894	$—	$255,551,503

Other Assets (F)
Foreign Currency	$113,762	$—	$—	$113,762
Total Other Assets	$113,762	$—	$—	$113,762

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(24,703,774)	$—	$(24,703,774)
Total Other Liabilities	$—	$(24,703,774)	$—	$(24,703,774)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
PREFERRED STOCKS - 0.4%
Germany - 0.4%
Draegerwerk AG & Co. KGaA, 0.20% (A) (B)	6,400	$ 788,990
Sartorius AG, 1.18% (B)	8,000	858,336

Total Preferred Stocks (cost $1,310,353)		1,647,326

COMMON STOCKS - 96.4%
Australia - 6.4%
Amcor, Ltd.	302,215	3,098,600
Ansell, Ltd.	318,861	5,222,900
Computershare, Ltd.	416,831	4,291,039
Iluka Resources, Ltd. (A)	344,073	3,192,470
Mesoblast, Ltd. (A) (C)	210,726	1,284,543
Mineral Deposits, Ltd. (C)	451,387	1,403,859
Mirvac Group - REIT	2,143,007	3,932,331
PanAust, Ltd.	447,392	1,076,042
Starpharma Holdings, Ltd. (C)	965,068	975,474
Austria - 2.4%
Kapsch TrafficCom AG	72,000	3,536,802
Mayr Melnhof Karton AG (A)	20,000	2,150,843
Rosenbauer International AG (D)	37,000	2,711,667
Zumtobel AG - Class B	57,000	638,288
Belgium - 0.5%
Kinepolis Group NV	13,500	1,760,460
Brazil - 1.1%
BR Properties SA	137,671	1,534,456
Cia Hering	129,608	2,649,490
Canada - 0.0% (E)
Niko Resources, Ltd.	20,030	132,413
Denmark - 1.7%
Auriga Industries - Class B (C)	29,000	755,595
Jyske Bank A/S (C)	92,000	3,580,153
Sydbank A/S (C)	90,000	2,050,838
Finland - 0.1%
F-Secure OYJ	144,750	305,006
France - 4.6%
Alten SA	45,000	1,621,430
Bourbon SA	135,000	3,681,996
Club Mediterranee (C)	20,000	339,773
Groupe Eurotunnel SA	390,000	3,265,023
ID Logistics Group (C)	10,000	441,178
Inside Secure SA (C)	200,000	671,645
Lectra (D)	400,000	2,502,206
Medica SA	200,000	3,703,265
Saft Groupe SA	50,000	1,230,690
Germany - 7.3%
CANCOM SE	55,000	1,199,116
Cewe Color Holding AG	8,500	370,524
Delticom AG	50,000	2,456,113
Freenet AG	160,000	3,984,565
Prime Office REIT-AG	350,000	1,470,375
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	55,000	1,151,673
RIB Software AG (D)	240,000	1,254,791
SAF-Holland SA (C)	180,000	1,495,081
STRATEC Biomedical AG	35,000	1,577,081
Tipp24 SE (C)	57,750	3,353,216
Tom Tailor Holding AG	170,000	3,623,523
VTG AG	64,000	1,197,688

	Shares	Value
Germany (continued)
Wirecard AG	70,000	$ 1,877,840
XING AG	57,000	2,908,814
Hong Kong - 4.6%
Baoxin Auto Group, Ltd. (A) (C)	2,222,500	1,938,922
Convenience Retail Asia, Ltd. (A)	908,000	641,204
Dah Sing Banking Group, Ltd. (A)	1,175,640	1,730,097
Johnson Electric Holdings, Ltd. (A)	2,678,000	1,822,109
Parkson Retail PLC (A)	732,500	399,280
Samsonite International SA	747,900	1,838,873
Shenzhou International Group Holdings, Ltd.	423,000	1,240,086
Techtronic Industries Co.	1,519,500	3,630,282
Yue Yuen Industrial Holdings (A)	737,500	2,551,739
Yuexiu Transport Infrastructure, Ltd.	3,708,000	1,896,968
Indonesia - 1.0%
Ciputra Property PT	17,594,500	2,099,215
Matahari Department Store PT (C)	854,000	1,062,834
Surya Citra Media Tbk PT (F)	2,580,000	743,019
Ireland - 3.8%
DCC PLC	100,000	3,658,555
Glanbia PLC	150,000	2,005,057
Grafton Group PLC	360,000	2,496,081
IFG Group PLC	800,000	1,474,984
Irish Continental Group PLC	73,800	2,018,438
Smurfit Kappa Group PLC	105,000	1,558,413
Smurfit Kappa Group PLC - Class B	85,000	1,261,573
Italy - 4.1%
Amplifon SpA	700,000	3,604,493
Azimut Holding SpA	185,000	3,440,138
Cairo Communication SpA	280,000	1,088,539
Credito Emiliano SpA	130,000	743,023
Danieli & C Officine Meccaniche SpA - Class B	26,000	435,199
de’Longhi SpA	39,094	592,591
MARR SpA	12,584	151,804
Prysmian SpA	150,000	3,028,328
Sorin SpA (C)	850,000	2,382,100
Japan - 18.5%
AICA Kogyo Co., Ltd.	160,400	3,231,529
Arcs Co., Ltd.	104,600	2,073,008
Asahi Diamond Industrial Co., Ltd. (A)	200,200	2,096,776
Capcom Co., Ltd. (A)	105,500	1,736,959
Daibiru Corp.	48,900	681,194
Daido Steel Co., Ltd. (A)	55,000	299,020
Exedy Corp. (A)	6,600	165,195
Fujikura Kasei Co., Ltd.	65,200	269,535
Glory, Ltd.	81,500	2,239,714
Hitachi High-Technologies Corp.	88,500	2,203,308
Hitachi Transport System, Ltd. (A)	75,500	1,198,892
Icom, Inc. (A)	13,100	324,124
JSP Corp. (A)	143,300	2,091,767
Kissei Pharmaceutical Co., Ltd.	74,800	1,622,067
Koito Manufacturing Co., Ltd. (A)	74,000	1,428,609
Kureha Corp.	471,000	1,662,040
Kuroda Electric Co., Ltd. (A)	170,100	2,254,390
Lintec Corp.	71,700	1,304,037
Mitsui Sugar Co., Ltd. (A)	431,000	1,352,885
Modec, Inc. (A)	65,300	1,874,901
Musashi Seimitsu Industry Co., Ltd. (A)	98,900	2,383,096
Nabtesco Corp. (A)	60,300	1,329,897

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Shares	Value
Japan (continued)
NEC Networks & System Integration Corp.	152,400	$ 3,339,246
Nichi-iko Pharmaceutical Co., Ltd. (A)	115,300	2,787,732
Nifco, Inc. (A)	12,900	293,901
Nihon Parkerizing Co., Ltd.	132,000	2,682,382
Nippon Soda Co., Ltd.	395,000	1,835,513
Nippon Thompson Co., Ltd. (A)	91,000	453,670
Nitta Corp.	157,800	3,532,026
Plenus Co., Ltd.	82,100	1,488,134
Shinko Plantech Co., Ltd.	56,200	423,727
Sumitomo Real Estate Sales Co., Ltd.	15,080	1,047,254
Takasago International Corp.	357,000	1,904,293
Tokai Tokyo Financial Holdings, Inc. (A)	419,000	3,799,518
Toyo Tanso Co., Ltd. (A)	11,800	257,582
Trusco Nakayama Corp.	111,500	2,300,113
Tsumura & Co. (A)	43,300	1,410,243
Tsuruha Holdings, Inc. - Class B	24,200	2,353,347
Tsutsumi Jewelry Co., Ltd. (D)	78,800	2,457,322
Unipres Corp. (A)	130,000	2,892,445
Yushin Precision Equipment Co., Ltd. (A)	63,900	1,194,294
Korea, Republic of - 2.0%
Halla Climate Control Corp.	107,850	2,913,409
Hankook Tire Co., Ltd.	93,920	4,084,962
Mando Corp.	7,591	578,992
Malaysia - 0.6%
Bursa Malaysia Bhd	852,500	2,003,410
Media Prima Bhd	548,400	430,789
Netherlands - 2.2%
Delta Lloyd NV	280,000	5,365,256
Koninklijke Ten Cate NV	130,000	3,156,138
New Zealand - 1.1%
Chorus, Ltd.	843,628	1,988,568
Fletcher Building, Ltd.	269,566	2,042,557
Norway - 3.3%
Borregaard ASA	925,000	3,705,454
ProSafe SE	106,200	1,019,365
Schibsted ASA (A)	71,996	3,127,547
Storebrand ASA - Class A (C)	1,000,000	4,543,484
Singapore - 2.9%
First Resources, Ltd. (A)	1,521,000	2,136,340
Goodpack, Ltd. (A)	289,000	394,187
Mapletree Commercial Trust - REIT	1,014,000	1,206,065
Mapletree Industrial Trust - REIT	2,115,800	2,696,928
SATS, Ltd.	365,000	933,466
SembCorp Industries, Ltd.	232,000	939,904
UOL Group, Ltd. (A)	455,000	2,633,880
Sweden - 1.9%
Byggmax Group AB - Class A	305,873	1,760,373
FinnvedenBulten AB (D)	155,000	667,253
Loomis AB - REIT	235,000	4,577,769
Opus Group AB	167,850	128,198
Switzerland - 3.9%
Clariant AG (C)	210,000	3,071,628
Forbo Holding AG (C)	2,500	1,613,250
Gategroup Holding AG - Class A (C)	50,000	967,950
Helvetia Holding AG	8,000	3,353,409
Kuoni Reisen Holding AG (C)	13,000	3,963,756
Orior AG (C)	34,500	1,855,238

	Shares	Value
Taiwan - 2.2%
CHC Healthcare Group	384,000	$ 1,444,294
CTCI Corp.	1,059,000	2,117,139
Giant Manufacturing Co., Ltd.	305,000	1,829,256
Lung Yen Life Service Corp.	292,000	1,024,058
Merida Industry Co., Ltd.	340,400	2,076,172
Thailand - 1.1%
Hemaraj Land and Development PCL	10,301,700	1,509,278
Siam City Cement PCL	78,200	1,300,225
VGI Global Media PCL	310,100	1,384,092
United Kingdom - 19.1%
A.G.BARR PLC	187,122	1,592,849
Albemarle & Bond Holdings (A)	6,958	14,483
Anglo Pacific Group PLC	325,000	1,094,238
Ashtead Group PLC	240,000	2,190,223
Berendsen PLC	140,000	1,682,123
Berkeley Group Holdings PLC	62,732	2,031,723
Bodycote PLC	195,000	1,567,524
Bovis Homes Group PLC	170,000	2,028,053
Computacenter PLC	225,000	1,565,078
CSR PLC	250,000	1,914,504
Daily Mail & General Trust PLC (A)	160,000	1,709,927
Dechra Pharmaceuticals PLC	163,854	1,827,472
Devro PLC	261,530	1,340,211
Dignity PLC	102,994	2,203,003
Diploma PLC	125,000	1,107,733
Domino Printing Sciences PLC	130,000	1,346,910
Elementis PLC	300,000	1,227,923
Exillon Energy PLC (C)	253,159	607,563
Fenner PLC	250,000	1,365,394
Grainger PLC	612,380	1,293,687
Halma PLC	200,000	1,554,903
IG Group Holdings PLC	180,000	1,505,662
Inchcape PLC	175,000	1,361,899
Invensys PLC	216,775	1,295,390
John Wood Group PLC	120,000	1,444,615
Keller Group PLC	135,000	1,802,391
Kier Group PLC (A)	80,000	1,456,421
Lamprell PLC - Class A	550,000	1,234,525
London Stock Exchange Group PLC	61,006	1,270,781
Micro Focus International PLC	150,000	1,559,952
Millennium & Copthorne Hotels PLC	117,038	1,028,084
Oxford Instruments PLC	50,000	1,196,079
Premier Oil PLC (C)	220,000	1,274,337
QinetiQ Group PLC - Class A	475,000	1,397,471
Ricardo PLC	200,000	1,205,399
RPS Group PLC	300,000	1,162,216
SDL PLC	143,631	811,894
Senior PLC	406,339	1,609,526
Shanks Group PLC	900,000	1,142,877
SIG PLC	792,068	1,994,411
Sports Direct International PLC (C)	200,000	1,448,343
ST Modwen Properties PLC	325,000	1,349,939
Synthomer PLC	400,000	1,248,272
TalkTalk Telecom Group PLC	350,000	1,362,987
Telecom Plus PLC	100,000	1,895,087
Travis Perkins PLC	70,000	1,559,253
TT electronics PLC - Class B	350,000	905,215
Ultra Electronics Holdings PLC	60,000	1,537,816

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Shares	Value
United Kingdom (continued)
Victrex PLC	50,000	$ 1,246,563
William Hill PLC	200,000	1,323,454
WS Atkins PLC	120,000	1,679,482

Total Common Stocks (cost $308,687,051)		366,590,408

SECURITIES LENDING COLLATERAL - 5.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (B)	21,211,883	21,211,883

Total Securities Lending Collateral (cost $21,211,883)		21,211,883

Principal	Value
REPURCHASE AGREEMENT - 2.9%

State Street Bank & Trust Co. 0.03% (B), dated 04/30/2013, to be repurchased at $10,843,840 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $11,063,539.

$ 10,843,831	$ 10,843,831

Total Repurchase Agreement (cost $10,843,831)	10,843,831

Total Investment Securities (cost $342,053,118) (G)	400,293,448
Other Assets and Liabilities - Net	(19,995,885)

Net Assets	$ 380,297,563

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Counterparty	Contracts Bought	Settlement Date	Amount in U.S. Dollars Bought	Net Unrealized Appreciation (Depreciation)
JPY	SSB	12,307,335	05/07/2013	$125,878	$375
JPY	SSB	3,655,199	05/07/2013	37,619	(123)

					$252

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of April 30, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures (1)
SSB	$252	$—	$252
(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Chemicals	6.5%	$26,161,140
Machinery	5.0	19,831,077
Auto Components	4.2	16,902,943
Specialty Retail	4.1	16,334,086
IT Services	3.5	13,893,749
Insurance	3.3	13,262,149
Trading Companies & Distributors	3.2	12,794,471
Real Estate Management & Development	3.0	12,148,903
Electronic Equipment & Instruments	3.0	11,979,148
Hotels, Restaurants & Leisure	2.9	11,496,417
Health Care Equipment & Supplies	2.7	10,829,407
Media	2.6	10,244,373
Commercial Services & Supplies	2.5	9,903,459
Household Durables	2.5	9,895,899
Energy Equipment & Services	2.4	9,679,129
Software	2.3	9,322,481
Real Estate Investment Trusts	2.3	9,305,699
Health Care Providers & Services	2.2	8,752,052
Pharmaceuticals	2.2	8,622,988
Commercial Banks	2.0	8,104,111
Containers & Packaging	2.0	8,069,429

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities		Value
Capital Markets	1.8%		$7,239,656
Food & Staples Retailing	1.8		7,074,601
Electrical Equipment	1.7		6,976,997
Food Products	1.7		6,834,493
Diversified Financial Services	1.6		6,254,837
Metals & Mining	1.5		5,971,391
Road & Rail	1.4		5,661,603
Textiles, Apparel & Luxury Goods	1.4		5,630,698
Construction & Engineering	1.3		5,375,951
Industrial Conglomerates	1.2		4,598,459
Wireless Telecommunication Services	1.0		3,984,565
Leisure Equipment & Products	1.0		3,905,428
Diversified Telecommunication Services	0.8		3,351,555
Construction Materials	0.8		3,342,782
Building Products	0.8		3,231,529
Diversified Consumer Services	0.8		3,227,061
Oil, Gas & Consumable Fuels	0.8		3,108,551
Aerospace & Defense	0.7		2,935,287
Internet Software & Services	0.7		2,908,814
Professional Services	0.7		2,884,881
Transportation Infrastructure	0.7		2,830,434
Semiconductors & Semiconductor Equipment	0.7		2,586,149
Marine	0.5		2,018,438
Multi-Utilities	0.5		1,895,087
Beverages	0.4		1,592,849
Multiline Retail	0.4		1,462,114
Distributors	0.3		1,361,899
Biotechnology	0.3		1,284,543
Air Freight & Logistics	0.2		835,365
Communications Equipment	0.1		324,124
Consumer Finance	0.0	(E)	14,483

Investment Securities, at Value	92.0		368,237,734
Short-Term Investments	8.0		32,055,714

Total Investments	100.0%		$400,293,448

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $20,122,909. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate shown reflects the yield at April 30, 2013.
(C)	Non-income producing security.
(D)	Illiquid. Total aggregate market value of illiquid securities is $9,593,239, or 2.52% of the fund’s net assets.
(E)	Percentage rounds to less than 0.1%.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board of trustees. Total aggregate market value of fair valued securities is $743,019, or 0.20% of the fund’s net assets.
(G)	Aggregate cost for federal income tax purposes is $342,053,118. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $69,071,472 and $10,831,142, respectively. Net unrealized appreciation for tax purposes is $58,240,330.

DEFINITIONS:

OTC	Over the Counter
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
SSB	State Street Bank & Trust Co.
OYJ	Julkinen Osakeyhtiö (Finnish : public limited company)

CURRENCY ABBREVIATION:

JPY	Japanese Yen

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY: (H)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Preferred Stocks	$—	$1,647,326	$—	$1,647,326
Common Stocks	4,316,359	362,274,049	—	366,590,408
Securities Lending Collateral	21,211,883	—	—	21,211,883
Repurchase Agreement	—	10,843,831	—	10,843,831
Total Investment Securities	$25,528,242	$374,765,206	$—	$400,293,448

Derivative Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$375	$—	$375
Total Derivative Financial Instruments	$—	$375	$—	$375

Other Assets (J)
Foreign Currency	$2,535,005	$—	$—	$2,535,005
Total Other Assets	$2,535,005	$—	$—	$2,535,005

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Derivative Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$(123)	$—	$(123)
Total Derivative Financial Instruments	$—	$(123)	$—	$(123)

Other Liabilities (J)
Collateral for Securities on Loan	$—	$(21,211,883)	$—	$(21,211,883)
Total Other Liabilities	$—	$(21,211,883)	$—	$(21,211,883)

(H)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(I)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(J)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International Value Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Brazil - 3.4%
Embraer SA - ADR	76,127	$ 2,659,116
Itau Unibanco Holding SA - ADR	228,088	3,838,721
Natura Cosmeticos SA	95,200	2,410,988
Canada - 3.0%
Canadian National Railway Co.	29,485	2,886,601
Cenovus Energy, Inc. (A)	63,397	1,897,285
Teck Resources, Ltd. - Class B	114,680	3,050,696
China - 1.2%
Baidu, Inc. - ADR (B)	37,119	3,186,666
Denmark - 2.6%
Novo Nordisk A/S - Class B	39,021	6,844,580
France - 7.2%
Air Liquide SA - Class A	40,510	5,127,970
Cie Generale des Etablissements Michelin - Class B	31,341	2,646,936
LVMH Moet Hennessy Louis Vuitton SA	35,740	6,189,417
Publicis Groupe SA	70,537	4,906,647
Germany - 10.8%
Adidas AG (A)	51,710	5,400,291
Allianz SE - Class A (A)	22,248	3,283,011
Deutsche Bank AG	107,405	4,937,917
Fresenius Medical Care AG & Co., KGaA	73,860	5,096,946
SAP AG	64,409	5,115,703
Siemens AG - Class A	43,833	4,577,663
Hong Kong - 10.0%
AIA Group, Ltd.	1,074,647	4,770,731
China Merchants Bank Co., Ltd. - Class H	409,679	873,191
CNOOC, Ltd.	1,898,346	3,532,421
Hong Kong Exchanges and Clearing, Ltd.	267,861	4,504,534
HSBC Holdings PLC	480,019	5,226,910
Industrial & Commercial Bank of China, Ltd. - Class H	7,155,171	5,034,340
Sinopharm Group Co., Ltd. - Class H	763,678	2,268,355
India - 0.3%
Coal India, Ltd.	141,312	839,348
Italy - 1.0%
Saipem SpA	88,685	2,511,066
Japan - 14.0%
Bridgestone Corp.	88,020	3,318,187
FANUC Corp.	17,828	2,688,327
KDDI Corp. (A)	61,619	2,958,167
Komatsu, Ltd.	192,274	5,244,464
Kubota Corp.	175,246	2,511,347
Mitsubishi UFJ Financial Group, Inc. (A)	1,273,980	8,664,397
Osaka Securities Exchange Co., Ltd. (A)	8,192	1,005,040
Softbank Corp.	55,556	2,749,733
Toyota Motor Corp.	129,575	7,496,569
Korea, Republic of - 1.6%
Samsung Electronics Co., Ltd.	3,002	4,143,322
Mexico - 1.5%
Wal-Mart de Mexico SAB de CV - Series V	1,231,280	3,906,089
Netherlands - 1.4%
ASML Holding NV (A)	49,305	3,665,425
Spain - 0.5%
Amadeus IT Holding SA - Class A	45,437	1,341,275
Sweden - 1.5%
Hennes & Mauritz AB - Class B	112,580	3,983,088

	Shares	Value
Switzerland - 8.2%
Julius Baer Group, Ltd. (B)	64,870	$ 2,584,195
Nestle SA	39,105	2,792,614
Novartis AG	76,561	5,685,671
Roche Holding AG	22,559	5,638,537
Swatch Group AG	2,285	1,308,628
Syngenta AG	8,360	3,573,095
United Kingdom - 18.1%
ARM Holdings PLC	159,833	2,472,835
British American Tobacco PLC	75,249	4,168,227
Burberry Group PLC	123,833	2,569,876
Carnival PLC - Class A	92,963	3,350,174
Kingfisher PLC	914,060	4,445,566
Pearson PLC	155,007	2,819,535
Reckitt Benckiser Group PLC	82,787	6,038,923
Rolls-Royce Holdings PLC (B) (C)	27,586,580	42,852
Rolls-Royce Holdings PLC	231,820	4,069,102
Royal Bank of Scotland Group PLC (B)	399,202	1,899,367
SABMiller PLC	72,921	3,928,833
Standard Chartered PLC	207,675	5,216,311
Tullow Oil PLC	106,471	1,655,521
Vodafone Group PLC	635,688	1,937,369
WPP PLC - Class A	165,823	2,740,663
United States - 10.0%
Accenture PLC - Class A	50,726	4,131,125
Check Point Software Technologies, Ltd. (A) (B)	12,855	599,300
Covidien PLC	2,269	144,853
Lululemon Athletica, Inc. (A) (B)	56,065	4,268,228
MercadoLibre, Inc. (A)	15,200	1,528,968
Potash Corp. of Saskatchewan, Inc.	89,945	3,786,685
Schlumberger, Ltd.	74,246	5,526,130
Yandex NV - Class A (B)	95,405	2,455,725
Yum! Brands, Inc.	57,270	3,901,232

Total Common Stocks (cost $218,877,748)		252,573,620

SECURITIES LENDING COLLATERAL - 9.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (D)	24,326,381	24,326,381

Total Securities Lending Collateral (cost $24,326,381)		24,326,381

	Principal	Value
REPURCHASE AGREEMENT - 2.9%
State Street Bank & Trust Co. 0.03% (D), dated 04/30/2013, to be repurchased at $ 7,693,813 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $ 7,848,185.	$ 7,693,807	7,693,807

Total Repurchase Agreement (cost $7,693,807)		7,693,807

Total Investment Securities (cost $250,897,936) (E)		284,593,808
Other Assets and Liabilities - Net		(22,319,674)

Net Assets		$ 262,274,134

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	SSB	4,134,200	05/08/2013	$5,457,826	$(13,003)
EUR	SSB	(3,479,400)	05/08/2013	(4,463,305)	(119,134)
EUR	SSB	(654,800)	05/08/2013	(867,983)	5,599
EUR	SSB	(16,344,100)	10/29/2013	(21,279,528)	(274,425)
JPY	SSB	(300,776,900)	07/08/2013	(3,135,215)	48,709
JPY	SSB	(582,559,200)	07/08/2013	(5,982,489)	4,393
JPY	SSB	(755,150,300)	07/08/2013	(7,645,621)	(103,567)
JPY	SSB	(277,231,700)	07/08/2013	(2,785,131)	(59,760)
JPY	SSB	(848,947,600)	07/08/2013	(9,689,479)	977,764

					$466,576

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of April 30, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures (1)
SSB	$466,576	$—	$466,576
(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Commercial Banks	10.8%	$30,753,237
Textiles, Apparel & Luxury Goods	6.9	19,736,440
Pharmaceuticals	6.4	18,168,788
Chemicals	4.4	12,487,750
Media	3.7	10,466,845
Machinery	3.7	10,444,138
Semiconductors & Semiconductor Equipment	3.6	10,281,582
Specialty Retail	3.0	8,428,654
Insurance	2.8	8,053,742
Energy Equipment & Services	2.8	8,037,196
Oil, Gas & Consumable Fuels	2.8	7,924,575
Wireless Telecommunication Services	2.7	7,645,269
Capital Markets	2.6	7,522,112
Automobiles	2.6	7,496,569
Health Care Providers & Services	2.6	7,365,301
Hotels, Restaurants & Leisure	2.5	7,251,406
Internet Software & Services	2.5	7,171,359
Aerospace & Defense	2.4	6,771,070
Household Products	2.1	6,038,923
Auto Components	2.1	5,965,123
Software	2.0	5,715,003
Diversified Financial Services	1.9	5,509,574
IT Services	1.9	5,472,400
Industrial Conglomerates	1.6	4,577,663
Tobacco	1.5	4,168,227
Beverages	1.4	3,928,833
Food & Staples Retailing	1.4	3,906,089
Metals & Mining	1.1	3,050,696
Road & Rail	1.0	2,886,601
Food Products	1.0	2,792,614

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities	Value
Personal Products	0.8%	$2,410,988
Health Care Equipment & Supplies	0.1	144,853

Investment Securities, at Value	88.7	252,573,620
Short-Term Investments	11.3	32,020,188

Total Investments	100.0%	$284,593,808

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $23,307,708. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $42,852, or 0.02% of the fund’s net assets.
(D)	Rate shown reflects the yield at April 30, 2013.
(E)	Aggregate cost for federal income tax purposes is $250,897,936. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $39,875,218 and $6,179,346, respectively. Net unrealized appreciation for tax purposes is $33,695,872.

DEFINITIONS:

ADR	American Depositary Receipt
OTC	Over the Counter
SSB	State Street Bank & Trust Co.

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica International Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Common Stocks	$50,178,408	$202,395,212	$—	$252,573,620
Securities Lending Collateral	24,326,381	—	—	24,326,381
Repurchase Agreement	—	7,693,807	—	7,693,807
Total Investment Securities	$74,504,789	$210,089,019	$—	$284,593,808

Derivative Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$1,036,465	$—	$1,036,465
Total Derivative Financial Instruments	$—	$1,036,465	$—	$1,036,465

Other Assets (H)
Foreign Currency	$74,580	$—	$—	$74,580
Total Other Assets	$74,580	$—	$—	$74,580

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Derivative Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$(569,889)	$—	$(569,889)
Total Derivative Financial Instruments	$—	$(569,889)	$—	$(569,889)

Other Liabilities (H)
Collateral for Securities on Loan	$—	$(24,326,381)	$—	$(24,326,381)
Total Other Liabilities	$—	$(24,326,381)	$—	$(24,326,381)

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(G)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(H)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 102.8%
Aerospace & Defense - 3.5%
Honeywell International, Inc.	24,470	$ 1,799,524
United Technologies Corp. (A)	25,910	2,365,324
Auto Components - 1.5%
BorgWarner, Inc. (B)	2,010	157,121
Johnson Controls, Inc. (A)	32,880	1,151,129
TRW Automotive Holdings Corp. (A) (B)	7,700	462,539
Automobiles - 1.5%
General Motors Co. (A) (B)	58,540	1,805,374
Beverages - 3.0%
Coca-Cola Co. (A)	16,870	714,107
Coca-Cola Enterprises, Inc. (A)	55,240	2,023,441
Dr. Pepper Snapple Group, Inc. (A)	6,740	329,114
PepsiCo, Inc. (A)	6,080	501,418
Biotechnology - 4.1%
Alexion Pharmaceuticals, Inc. (A) (B)	5,900	578,200
Biogen IDEC, Inc. (A) (B)	7,890	1,727,358
Celgene Corp. (A) (B)	10,000	1,180,700
Onyx Pharmaceuticals, Inc. (B)	5,140	487,272
Vertex Pharmaceuticals, Inc. (B)	11,400	875,748
Building Products - 0.5%
Masco Corp. (A)	29,630	576,007
Capital Markets - 2.4%
Goldman Sachs Group, Inc. (A)	3,200	467,424
Invesco, Ltd. (A)	24,350	772,869
Morgan Stanley (A)	24,750	548,212
State Street Corp. (A)	12,480	729,706
TD Ameritrade Holding Corp. (A)	14,720	293,075
Chemicals - 2.9%
Air Products & Chemicals, Inc. (A)	18,560	1,613,978
Axiall Corp. (A)	20,250	1,062,113
Dow Chemical Co.	16,830	570,705
E.I. du Pont de Nemours & Co. (A)	4,230	230,577
Commercial Banks - 2.7%
BB&T Corp.	16,330	502,474
CIT Group, Inc. (A) (B)	6,760	287,368
Comerica, Inc. - Class A (A)	16,190	586,887
Regions Financial Corp. (A)	36,540	310,225
SunTrust Banks, Inc. (A)	15,230	445,477
Wells Fargo & Co. (A)	28,700	1,090,026
Commercial Services & Supplies - 0.3%
Tyco International, Ltd. (A)	9,500	305,140
Communications Equipment - 1.0%
Cisco Systems, Inc. (A)	24,750	517,770
QUALCOMM, Inc. (A)	10,308	635,179
Computers & Peripherals - 0.2%
Apple, Inc. (A)	600	265,650
Construction & Engineering - 0.9%
Fluor Corp. (A)	19,190	1,093,446
Consumer Finance - 0.4%
Capital One Financial Corp.	7,950	459,351
Containers & Packaging - 0.2%
Rock-Tenn Co. - Class A (A)	2,040	204,286
Diversified Financial Services - 1.9%
Bank of America Corp. (A)	87,720	1,079,833
Citigroup, Inc. (A)	15,569	726,450
CME Group, Inc. - Class A (A)	3,210	195,361
IntercontinentalExchange, Inc. (A) (B)	1,880	306,308

	Shares	Value
Electric Utilities - 5.0%
Edison International	26,990	$ 1,452,062
Exelon Corp.	27,520	1,032,275
NextEra Energy, Inc. (A)	21,310	1,748,059
NV Energy, Inc. (A)	76,120	1,646,476
Electrical Equipment - 1.6%
Emerson Electric Co. (A)	33,590	1,864,581
Energy Equipment & Services - 1.4%
Ensco PLC - Class A	10,830	624,675
National Oilwell Varco, Inc.	4,820	314,360
Schlumberger, Ltd. (A)	9,830	731,647
Food & Staples Retailing - 0.6%
CVS Caremark Corp.	12,200	709,796
Food Products - 3.1%
Archer-Daniels-Midland Co. (A)	27,610	937,083
General Mills, Inc. (A)	24,360	1,228,231
Kellogg Co. (A)	6,080	395,443
Mondelez International, Inc. - Class A (A)	35,470	1,115,532
Gas Utilities - 0.3%
AGL Resources, Inc.	7,700	337,645
Health Care Equipment & Supplies - 2.8%
Boston Scientific Corp. (B)	60,210	450,973
CareFusion Corp. - Class A (B)	34,050	1,138,632
Covidien PLC (A)	18,130	1,157,419
Intuitive Surgical, Inc. (B)	1,250	615,362
Health Care Providers & Services - 2.3%
DaVita HealthCare Partners, Inc. (B)	9,190	1,090,393
Humana, Inc. - Class A (A)	9,760	723,314
UnitedHealth Group, Inc. (A)	15,390	922,323
Health Care Technology - 0.6%
athenahealth, Inc. (B)	2,950	283,967
Cerner Corp. (B)	4,650	449,980
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. (A)	5,590	192,911
Royal Caribbean Cruises, Ltd. - Class A	10,880	397,446
Household Durables - 0.8%
Lennar Corp. - Class A	7,980	328,936
NVR, Inc. (B)	230	236,900
PulteGroup, Inc. (A) (B)	17,700	371,523
Household Products - 2.1%
Energizer Holdings, Inc.	5,400	521,586
Kimberly-Clark Corp.	10,930	1,127,867
Procter & Gamble Co. (A)	11,130	854,450
Insurance - 5.4%
ACE, Ltd. (A)	27,810	2,478,983
Aflac, Inc.	6,760	368,014
AON PLC	6,890	415,812
Axis Capital Holdings, Ltd. (A)	17,920	799,770
Everest RE Group, Ltd. (A)	5,550	749,195
Hartford Financial Services Group, Inc. (A)	12,580	353,372
MetLife, Inc. (A)	31,990	1,247,290
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (A) (B)	4,740	1,203,059
Expedia, Inc. (A)	4,930	275,291
priceline.com, Inc. (B)	430	299,276
Internet Software & Services - 3.5%
eBay, Inc. (A) (B)	14,820	776,420
Equinix, Inc. (B)	1,050	224,805
Google, Inc. - Class A (A) (B)	3,430	2,828,275
LinkedIn Corp. - Class A (B)	1,370	263,163

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Shares	Value
IT Services - 1.1%
Cognizant Technology Solutions Corp. - Class A (A) (B)	3,920	$ 254,016
Genpact, Ltd. (A)	11,720	217,992
Jack Henry & Associates, Inc.	2,860	132,704
Visa, Inc. - Class A (A)	4,260	717,640
Life Sciences Tools & Services - 0.6%
Mettler-Toledo International, Inc. (B)	3,160	660,314
Machinery - 2.0%
Deere & Co. (A)	3,150	281,295
PACCAR, Inc. (A)	32,540	1,619,841
SPX Corp.	7,080	527,531
Media - 6.3%
CBS Corp. - Class B (A)	39,140	1,791,829
Comcast Corp. - Class A	11,490	474,537
DISH Network Corp. - Class A (A)	13,730	538,079
Time Warner Cable, Inc. (A)	4,650	436,588
Time Warner, Inc. (A)	71,090	4,249,760
Metals & Mining - 1.2%
Alcoa, Inc. (A)	96,950	824,075
Alumina, Ltd. - ADR (B)	76,110	304,440
Walter Energy, Inc.	14,700	263,424
Multi-Utilities - 1.9%
NiSource, Inc. - Class B (A)	25,050	769,787
Sempra Energy	17,970	1,488,814
Multiline Retail - 0.8%
Target Corp. (A)	13,360	942,682
Oil, Gas & Consumable Fuels - 2.7%
Anadarko Petroleum Corp. - Class A	4,030	341,583
Apache Corp.	4,700	347,236
Cheniere Energy, Inc. (B)	16,240	462,515
ConocoPhillips	6,060	366,327
Occidental Petroleum Corp. (A)	4,530	404,348
Phillips 66 (A)	11,260	686,297
Williams Cos., Inc. (A)	17,140	653,548
Pharmaceuticals - 2.8%
Allergan, Inc.	6,790	771,004
Bristol-Myers Squibb Co.	18,580	737,998
Johnson & Johnson	13,560	1,155,719
Merck & Co., Inc. (A)	12,890	605,830
Real Estate Investment Trusts - 7.9%
American Campus Communities, Inc. - Class A (A)	14,210	634,335
Apartment Investment & Management Co. - Class A	21,220	660,154
Boston Properties, Inc. (A)	2,200	240,746
Brandywine Realty Trust	16,300	243,359
CBL & Associates Properties, Inc.	23,740	573,084
CubeSmart - Class A (A)	35,860	630,060
Digital Realty Trust, Inc.	7,070	498,576
Education Realty Trust, Inc.	30,400	334,096
Equity Residential	4,400	255,464
HCP, Inc.	12,980	691,834
Kimco Realty Corp.	21,970	522,447
LaSalle Hotel Properties (A)	33,450	867,359
Liberty Property Trust - Series C (A)	9,860	423,881
National Retail Properties, Inc.	14,480	574,566
Post Properties, Inc.	10,440	516,049
Simon Property Group, Inc. (A)	7,540	1,342,648
Sunstone Hotel Investors, Inc. (B)	25,340	314,469

	Shares	Value
Road & Rail - 2.1%
CSX Corp. (A)	48,500	$ 1,192,615
Norfolk Southern Corp. (A)	3,930	304,261
Union Pacific Corp. (A)	6,900	1,020,924
Semiconductors & Semiconductor Equipment - 7.5%
Advanced Micro Devices, Inc. (B)	25,500	71,910
Applied Materials, Inc. - Class A	56,570	820,831
ASML Holding NV - Class G	4,825	358,835
Avago Technologies, Ltd. - Class A	23,350	746,266
Broadcom Corp. - Class A (A)	47,900	1,724,400
Freescale Semiconductor, Ltd. (A) (B)	30,800	476,784
KLA-Tencor Corp.	14,350	778,488
LAM Research Corp. (A) (B)	38,690	1,788,252
LSI Corp. (A) (B)	34,750	227,265
Micron Technology, Inc. (B)	10,660	100,417
Texas Instruments, Inc.	12,010	434,882
Xilinx, Inc. (A)	35,440	1,343,530
Software - 2.2%
Adobe Systems, Inc. (A) (B)	10,370	467,479
Citrix Systems, Inc. (A) (B)	6,800	422,756
Microsoft Corp. (A)	17,610	582,891
Oracle Corp. (A)	19,710	646,094
Splunk, Inc. (B)	5,870	239,496
VMware, Inc. - Class A (B)	2,900	204,450
Specialty Retail - 2.3%
AutoZone, Inc. (A) (B)	1,410	576,817
Home Depot, Inc. (A)	7,420	544,257
Lowe’s Cos., Inc. (A)	15,270	586,673
Ross Stores, Inc. (A)	8,040	531,203
TJX Cos., Inc.	10,490	511,597
Textiles, Apparel & Luxury Goods - 0.9%
Lululemon Athletica, Inc. (B)	4,540	345,630
V.F. Corp. (A)	4,030	718,227
Tobacco - 1.5%
Philip Morris International, Inc.	19,080	1,823,857
Trading Companies & Distributors - 0.5%
WW Grainger, Inc.	2,310	569,346

Total Common Stocks (cost $104,398,461)		121,830,151

	Principal	Value
REPURCHASE AGREEMENT - 0.0% (C)
State Street Bank & Trust Co. 0.03% (D), dated 04/30/2013, to be repurchased at $58,571 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 06/01/2032, and with a value of $63,116.	$ 58,571	58,571

Total Repurchase Agreement (cost $58,571)		58,571

Total Investment Securities (cost $104,457,032) (E)		121,888,722
Other Assets and Liabilities - Net		(3,359,422)

Net Assets		$118,529,300

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (78.4%)

COMMON STOCKS - (78.4%)
Aerospace & Defense - (3.0%)
Boeing Co.	(7,945)	$ (726,252)
Lockheed Martin Corp.	(18,220)	(1,805,420)
Raytheon Co.	(11,070)	(679,477)
Textron, Inc.	(13,810)	(355,607)
Air Freight & Logistics - (0.8%)
FedEx Corp.	(5,100)	(479,451)
United Parcel Service, Inc. - Class B	(6,030)	(517,615)
Auto Components - (0.7%)
Autoliv, Inc.	(3,360)	(256,771)
Gentex Corp.	(25,500)	(573,750)
Automobiles - (0.7%)
Ford Motor Co.	(62,890)	(862,222)
Beverages - (0.6%)
Brown-Forman Corp. - Class B	(10,150)	(715,575)
Biotechnology - (1.1%)
Amgen, Inc.	(8,380)	(873,280)
Medivation, Inc. (B)	(4,700)	(247,737)
United Therapeutics Corp. (B)	(3,050)	(203,679)
Capital Markets - (1.3%)
BlackRock, Inc. - Class A	(1,560)	(415,740)
Federated Investors, Inc. - Class B	(8,990)	(206,411)
Franklin Resources, Inc.	(5,720)	(884,655)
Teton Advisors, Inc. - Class B (F)	(3)	—
Chemicals - (3.6%)
Cabot Corp.	(6,950)	(261,042)
Celanese Corp. - Series A	(2,950)	(145,759)
OM Group, Inc. (B)	(18,280)	(447,312)
PPG Industries, Inc.	(2,190)	(322,237)
Praxair, Inc.	(16,510)	(1,887,093)
Sigma-Aldrich Corp.	(7,620)	(599,618)
Valspar Corp.	(8,600)	(548,852)
Commercial Banks - (2.3%)
BancorpSouth, Inc.	(22,420)	(358,720)
Bank of Hawaii Corp.	(11,070)	(527,928)
Commerce Bancshares, Inc.	(9,770)	(391,875)
Trustmark Corp. - Class A	(14,940)	(366,777)
UMB Financial Corp.	(12,870)	(647,876)
Valley National Bancorp	(51,457)	(462,598)
Computers & Peripherals - (0.5%)
Seagate Technology PLC	(9,400)	(344,980)
Western Digital Corp.	(4,650)	(257,052)
Construction Materials - (0.1%)
Vulcan Materials Co.	(2,410)	(120,211)
Consumer Finance - (0.3%)
Discover Financial Services	(7,510)	(328,487)
Containers & Packaging - (0.2%)
MeadWestvaco Corp.	(7,780)	(268,254)
Electric Utilities - (1.8%)
Entergy Corp. - Class B	(8,940)	(636,796)
FirstEnergy Corp.	(11,320)	(527,512)
Southern Co.	(18,910)	(912,030)
Electrical Equipment - (1.0%)
Rockwell Automation, Inc. - Class B	(14,600)	(1,237,788)
Energy Equipment & Services - (0.7%)
Diamond Offshore Drilling, Inc.	(4,490)	(310,259)
Nabors Industries, Ltd.	(20,900)	(309,111)

	Shares	Value
Energy Equipment & Services (continued)
Tenaris SA - ADR	(5,510)	$ (245,140)
Food & Staples Retailing - (0.2%)
Safeway, Inc.	(9,570)	(215,516)
Food Products - (2.5%)
Hershey Co.	(25,000)	(2,229,000)
Mead Johnson Nutrition Co. - Class A	(8,680)	(703,861)
Gas Utilities - (0.3%)
National Fuel Gas Co.	(6,070)	(380,710)
Health Care Equipment & Supplies - (3.0%)
Becton Dickinson and Co.	(4,310)	(406,433)
CR Bard, Inc.	(5,720)	(568,339)
Edwards Lifesciences Corp. (B)	(2,830)	(180,526)
Medtronic, Inc.	(17,440)	(814,099)
Varian Medical Systems, Inc. (B)	(10,600)	(690,484)
Zimmer Holdings, Inc. - Class A	(12,520)	(957,154)
Health Care Providers & Services - (1.1%)
Laboratory Corp. of America Holdings (B)	(2,610)	(243,670)
Tenet Healthcare Corp. (B)	(10,790)	(489,434)
WellPoint, Inc.	(8,320)	(606,694)
Health Care Technology - (0.2%)
Quality Systems, Inc.	(12,670)	(226,413)
Hotels, Restaurants & Leisure - (0.5%)
Choice Hotels International, Inc.	(3,720)	(145,303)
Hyatt Hotels Corp. - Class A (B)	(11,150)	(475,882)
Household Durables - (0.4%)
Toll Brothers, Inc. (B)	(12,940)	(443,971)
Household Products - (1.0%)
Church & Dwight Co., Inc.	(18,060)	(1,153,853)
Industrial Conglomerates - (1.8%)
Danaher Corp.	(11,160)	(680,090)
General Electric Co.	(63,040)	(1,405,162)
Insurance - (6.4%)
Allstate Corp.	(13,580)	(668,951)
American International Group, Inc. (B)	(7,110)	(294,496)
Arch Capital Group, Ltd. (B)	(13,170)	(698,800)
Chubb Corp. - Class A	(11,840)	(1,042,749)
Lincoln National Corp.	(11,380)	(387,034)
Progressive Corp.	(37,270)	(942,558)
RenaissanceRe Holdings, Ltd.	(4,630)	(434,711)
Torchmark Corp.	(11,300)	(701,391)
Travelers Cos., Inc.	(11,960)	(1,021,504)
WR Berkley Corp.	(23,910)	(1,038,172)
XL Group PLC - Class A	(12,480)	(388,627)
Internet & Catalog Retail - (0.9%)
NetFlix, Inc. (B)	(5,110)	(1,104,118)
Internet Software & Services - (0.4%)
AOL, Inc. (B)	(11,490)	(443,974)
IT Services - (1.2%)
Automatic Data Processing, Inc.	(6,590)	(443,770)
Fiserv, Inc. (B)	(2,280)	(207,731)
Paychex, Inc.	(12,510)	(455,489)
SAIC, Inc.	(18,170)	(271,460)
Leisure Equipment & Products - (0.6%)
Hasbro, Inc.	(14,660)	(694,444)
Machinery - (3.0%)
Caterpillar, Inc.	(9,130)	(773,037)
Cummins, Inc.	(2,290)	(243,633)
Dover Corp.	(21,150)	(1,458,927)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Shares	Value
Machinery (continued)
Illinois Tool Works, Inc. - Class A	(13,865)	$ (895,125)
Parker Hannifin Corp.	(1,730)	(153,226)
Media - (5.9%)
Discovery Communications, Inc. - Series A (B)	(5,940)	(468,191)
Gannett Co., Inc.	(23,630)	(476,381)
Interpublic Group of Cos., Inc.	(31,140)	(430,978)
News Corp. - Class B	(40,770)	(1,268,762)
Omnicom Group, Inc.	(27,370)	(1,635,905)
Scripps Networks Interactive, Inc. - Class A	(24,580)	(1,636,536)
Washington Post Co. - Class B	(2,420)	(1,072,883)
Metals & Mining - (2.2%)
Cliffs Natural Resources, Inc.	(42,215)	(900,868)
Freeport-McMoRan Copper & Gold, Inc.	(12,010)	(365,464)
Nucor Corp.	(30,690)	(1,338,698)
Multi-Utilities - (2.6%)
Consolidated Edison, Inc.	(15,860)	(1,009,489)
Dominion Resources, Inc.	(6,520)	(402,154)
Public Service Enterprise Group, Inc.	(26,290)	(962,477)
Wisconsin Energy Corp.	(16,180)	(727,129)
Oil, Gas & Consumable Fuels - (3.1%)
Chesapeake Energy Corp.	(11,250)	(219,825)
CONSOL Energy, Inc.	(15,340)	(516,038)
Devon Energy Corp. - Class A	(6,270)	(345,226)
Exxon Mobil Corp.	(10,970)	(976,220)
Southwestern Energy Co. (B)	(8,290)	(310,212)
Spectra Energy Corp.	(6,020)	(189,811)
TransCanada Corp.	(16,590)	(821,371)
WPX Energy, Inc. (B)	(17,640)	(275,713)
Personal Products - (0.6%)
Estee Lauder Cos., Inc. - Class A	(10,950)	(759,382)
Pharmaceuticals - (2.5%)
AbbVie, Inc. - Class G	(11,850)	(545,693)
Eli Lilly & Co.	(28,480)	(1,577,222)
Forest Laboratories, Inc. (B)	(11,300)	(422,733)
Hospira, Inc. (B)	(12,700)	(420,624)
Real Estate Investment Trusts - (7.3%)
Coresite Realty Corp. - Class 3	(7,080)	(256,154)
Corporate Office Properties Trust	(17,200)	(498,628)
DCT Industrial Trust, Inc.	(102,970)	(806,255)
DDR Corp.	(16,800)	(308,112)
EastGroup Properties, Inc.	(12,450)	(785,221)

	Shares	Value
Real Estate Investment Trusts (continued)
Excel Trust, Inc.	(17,880)	$ (272,312)
Health Care REIT, Inc.	(10,910)	(817,923)
Hudson Pacific Properties, Inc.	(16,980)	(387,314)
Mack-Cali Realty Corp.	(14,710)	(408,497)
Mid-America Apartment Communities, Inc.	(2,600)	(178,698)
Realty Income Corp.	(20,170)	(1,028,065)
Senior Housing Properties Trust	(30,620)	(870,527)
Tanger Factory Outlet Centers	(17,830)	(661,850)
Vornado Realty Trust - Class A	(6,880)	(602,413)
Weingarten Realty Investors	(21,430)	(730,120)
Real Estate Management & Development - (0.4%)
Brookfield Office Properties, Inc.	(26,800)	(493,388)
Road & Rail - (1.4%)
Heartland Express, Inc.	(41,300)	(560,441)
Knight Transportation, Inc.	(33,660)	(525,769)
Werner Enterprises, Inc.	(24,410)	(560,454)
Semiconductors & Semiconductor Equipment - (6.9%)
Analog Devices, Inc. - Class A	(11,610)	(510,724)
Cypress Semiconductor Corp. (B)	(27,400)	(276,466)
Intel Corp.	(65,260)	(1,562,977)
Linear Technology Corp.	(15,400)	(562,100)
Marvell Technology Group, Ltd.	(30,780)	(331,193)
Maxim Integrated Products, Inc. - Class A	(25,310)	(782,838)
Microchip Technology, Inc.	(43,330)	(1,578,079)
NVIDIA Corp.	(32,520)	(447,800)
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	(87,010)	(1,660,151)
Teradyne, Inc. (B)	(28,240)	(464,265)
Software - (0.6%)
Electronic Arts, Inc. (B)	(39,970)	(703,872)
Specialty Retail - (0.8%)
Bed Bath & Beyond, Inc. (B)	(3,490)	(240,112)
CarMax, Inc. (B)	(6,010)	(276,701)
O’Reilly Automotive, Inc. (B)	(3,810)	(408,889)
Tobacco - (1.4%)
Altria Group, Inc.	(45,110)	(1,646,966)
Trading Companies & Distributors - (0.5%)
Fastenal Co.	(11,520)	(565,057)

Total Common Stocks (proceeds $(79,067,540))		(92,895,785)

Total Securities Sold Short (proceeds $(79,067,540))		$ (92,895,785)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open securities sold short transactions. Total value of securities segregated as collateral for open securities sold short transactions is $60,495,921.
(B)	Non-income producing security.
(C)	Percentage rounds to less than 0.1%.
(D)	Rate shown reflects the yield at April 30, 2013.
(E)	Aggregate cost for federal income tax purposes is $104,457,032. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $18,733,527 and $1,301,837, respectively. Net unrealized appreciation for tax purposes is $17,431,690.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $0, or less than 0.01% of the fund’s net assets.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

DEFINITIONS:

ADR	American Depositary Receipt

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Common Stocks	$121,830,151	$—	$—	$121,830,151
Repurchase Agreement	—	58,571	—	58,571
Total Investment Securities	$121,830,151	$58,571	$—	$121,888,722

Other Assets (H)
Cash on Deposit with Broker	$—	$89,688,471	$—	$89,688,471
Total Other Assets	$—	$89,688,471	$—	$89,688,471

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Securities Sold Short
Common Stocks	$(92,895,785)	$—	$0	$(92,895,785)
Total Securities Sold Short	$(92,895,785)	$—	$0	$(92,895,785)

(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(H)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Securities Sold Short

Securities	Beginning Balance at October 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2013 (I)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2013
Common Stocks	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—

(I)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Aerospace & Defense - 0.2%
Alliant Techsystems, Inc.	7,968	$ 592,501
Beverages - 2.4%
Beam, Inc.	39,086	2,529,255
Brown-Forman Corp. - Class B	16,355	1,153,028
Dr. Pepper Snapple Group, Inc.	42,015	2,051,592
Building Products - 0.8%
Fortune Brands Home & Security, Inc. (A)	55,360	2,014,550
Capital Markets - 5.4%
Ameriprise Financial, Inc.	46,380	3,456,701
Charles Schwab Corp. (B)	130,362	2,210,940
Invesco, Ltd.	85,140	2,702,344
Northern Trust Corp.	33,635	1,813,599
T. Rowe Price Group, Inc.	34,905	2,530,612
Chemicals - 4.0%
Airgas, Inc.	28,556	2,759,937
Albemarle Corp.	45,486	2,786,018
Sherwin-Williams Co.	8,062	1,476,233
Sigma-Aldrich Corp. (B)	29,820	2,346,536
Commercial Banks - 6.0%
City National Corp. (B)	28,880	1,652,803
Cullen/Frost Bankers, Inc. (B)	18,780	1,134,500
Fifth Third Bancorp	190,206	3,239,208
First Republic Bank - Class A	25,285	960,324
Huntington Bancshares, Inc. - Class A	133,190	954,972
M&T Bank Corp.	26,510	2,656,302
SunTrust Banks, Inc.	78,439	2,294,341
Zions Bancorporation (B)	53,760	1,323,571
Commercial Services & Supplies - 0.3%
Republic Services, Inc. - Class A	24,427	832,472
Containers & Packaging - 3.6%
Ball Corp.	87,216	3,847,970
Rock-Tenn Co. - Class A	22,068	2,209,889
Silgan Holdings, Inc.	51,300	2,455,731
Distributors - 1.1%
Genuine Parts Co.	32,614	2,489,427
Electric Utilities - 2.9%
NV Energy, Inc.	104,873	2,268,403
Westar Energy, Inc. (B)	65,291	2,282,573
Xcel Energy, Inc.	71,921	2,286,369
Electrical Equipment - 2.4%
AMETEK, Inc. - Class A	58,350	2,375,429
Hubbell, Inc. - Class B	6,454	619,326
Regal Beloit Corp.	34,620	2,721,824
Electronic Equipment & Instruments - 2.5%
Amphenol Corp. - Class A	42,370	3,199,782
Arrow Electronics, Inc. (A)	70,165	2,752,573
Food Products - 1.4%
Hershey Co.	26,120	2,328,859
JM Smucker Co.	8,725	900,682
Gas Utilities - 1.5%
EQT Corp.	33,110	2,487,223
Questar Corp.	37,750	958,473
Health Care Equipment & Supplies - 0.6%
CareFusion Corp. - Class A (A)	45,033	1,505,904
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp. - Class A	39,738	2,150,621
CIGNA Corp.	47,425	3,138,112

	Shares	Value
Health Care Providers & Services (continued)
Henry Schein, Inc. (A) (B)	16,215	$ 1,465,836
Humana, Inc. - Class A	24,030	1,780,863
Hotels, Restaurants & Leisure - 2.5%
Darden Restaurants, Inc.	28,635	1,478,425
Marriott International, Inc. - Class A	57,507	2,476,251
Yum! Brands, Inc.	28,363	1,932,088
Household Durables - 1.6%
Jarden Corp. (A)	19,725	887,822
Mohawk Industries, Inc. (A)	26,114	2,895,521
Household Products - 1.0%
Energizer Holdings, Inc.	25,004	2,415,136
Industrial Conglomerates - 1.0%
Carlisle Cos., Inc.	36,643	2,377,031
Insurance - 9.5%
Alleghany Corp. (A)	5,946	2,341,178
Chubb Corp. - Class A	24,166	2,128,300
Hartford Financial Services Group, Inc.	59,840	1,680,905
Loews Corp.	89,305	3,989,254
Marsh & McLennan Cos., Inc.	95,185	3,617,982
Old Republic International Corp.	121,650	1,642,275
OneBeacon Insurance Group, Ltd. - Class A	34,005	462,128
Unum Group	78,512	2,189,700
WR Berkley Corp.	49,169	2,134,918
XL Group PLC - Class A	72,938	2,271,289
Internet & Catalog Retail - 1.4%
Expedia, Inc.	34,493	1,926,089
TripAdvisor, Inc. (A)	25,310	1,330,800
IT Services - 1.3%
Jack Henry & Associates, Inc.	67,180	3,117,152
Machinery - 2.5%
IDEX Corp.	45,788	2,382,350
Rexnord Corp. (A)	57,771	1,052,587
Snap-on, Inc.	28,594	2,464,803
Media - 2.6%
Cablevision Systems Corp. - Class A (B)	29,389	436,721
CBS Corp. - Class B	42,528	1,946,932
Clear Channel Outdoor Holdings, Inc. - Class A (A)	60,893	440,256
DISH Network Corp. - Class A	66,545	2,607,899
Gannett Co., Inc. (B)	34,608	697,697
Multi-Utilities - 5.5%
CenterPoint Energy, Inc.	96,786	2,388,679
CMS Energy Corp.	88,531	2,650,618
NiSource, Inc. - Class B	98,174	3,016,887
Sempra Energy	32,259	2,672,658
Wisconsin Energy Corp.	50,966	2,290,412
Multiline Retail - 2.7%
Family Dollar Stores, Inc.	46,618	2,860,947
Kohl’s Corp. (B)	73,406	3,454,486
Oil, Gas & Consumable Fuels - 5.7%
Devon Energy Corp. - Class A	36,630	2,016,848
Energen Corp.	75,444	3,577,554
Marathon Petroleum Corp.	36,274	2,842,431
PBF Energy, Inc. - Class A	35,134	1,069,830
QEP Resources, Inc.	56,090	1,610,344
Williams Cos., Inc.	59,239	2,258,783
Professional Services - 1.1%
Equifax, Inc.	41,393	2,533,252

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Shares	Value
Real Estate Investment Trusts - 3.2%
Annaly Capital Management, Inc.	105,329	$ 1,678,944
HCP, Inc.	36,295	1,934,524
Regency Centers Corp.	34,685	1,951,378
Vornado Realty Trust - Class A	21,556	1,887,443
Real Estate Management & Development - 0.7%
Brookfield Office Properties, Inc. (B)	94,005	1,730,632
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc. - Class A	76,699	3,373,989
Xilinx, Inc.	73,575	2,789,228
Software - 1.0%
Synopsys, Inc. (A)	63,876	2,272,069
Specialty Retail - 8.0%
AutoZone, Inc. (A)	8,719	3,566,856
Bed Bath & Beyond, Inc. (A)	46,063	3,169,134
Gap, Inc. - Class A	79,392	3,016,102
PetSmart, Inc. - Class A	29,218	1,993,836
Tiffany & Co. (B)	22,176	1,633,928
TJX Cos., Inc.	51,284	2,501,121
Williams-Sonoma, Inc. - Class A (B)	54,274	2,913,428
Textiles, Apparel & Luxury Goods - 1.8%
PVH Corp.	20,014	2,309,816
V.F. Corp.	10,365	1,847,250
Thrifts & Mortgage Finance - 0.9%
Capitol Federal Financial, Inc.	38,624	457,308
People’s United Financial, Inc. (B)	130,600	1,718,696
Trading Companies & Distributors - 1.1%
MSC Industrial Direct Co., Inc. - Class A	33,017	2,601,740

	Shares	Value
Wireless Telecommunication Services - 0.3%
Telephone & Data Systems, Inc.	30,400	$ 682,176

Total Common Stocks (cost $157,644,883)		228,295,024

SECURITIES LENDING COLLATERAL - 8.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	19,171,213	19,171,213

Total Securities Lending Collateral (cost $19,171,213)		19,171,213

	Principal	Value
REPURCHASE AGREEMENT - 3.7%
State Street Bank & Trust Co. 0.03% (C), dated 04/30/2013, to be repurchased at $8,763,901 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $8,939,766.	$ 8,763,894	8,763,894

Total Repurchase Agreement (cost $8,763,894)		8,763,894

Total Investment Securities (cost $185,579,990) (D)		256,230,131
Other Assets and Liabilities - Net		(20,020,359)

Net Assets		$ 236,209,772

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $18,699,742. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate shown reflects the yield at April 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $185,579,990. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $71,289,958 and $639,817, respectively. Net unrealized appreciation for tax purposes is $70,650,141.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Common Stocks	$228,295,024	$—	$—	$228,295,024
Securities Lending Collateral	19,171,213	—	—	19,171,213
Repurchase Agreement	—	8,763,894	—	8,763,894
Total Investment Securities	$247,466,237	$8,763,894	$—	$256,230,131

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(19,171,213)	$—	$(19,171,213)
Total Other Liabilities	$—	$(19,171,213)	$—	$(19,171,213)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 107.3%
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043	$ 9,489,582	$ 9,918,834
1.75%, 01/15/2028	14,513,621	18,747,520
2.00%, 01/15/2026	19,646,256	25,791,840
2.13%, 02/15/2040	1,503,404	2,186,865
2.38%, 01/15/2025	17,915,997	24,101,208
2.38%, 01/15/2027 (A)	14,145,052	19,510,228
2.50%, 01/15/2029 (A) (B)	14,356,477	20,383,957
3.38%, 04/15/2032	392,286	642,675
3.63%, 04/15/2028 (A) (C)	36,813,671	58,297,909
3.88%, 04/15/2029 (A) (B) (C) (J)	23,070,119	38,062,098
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 07/15/2022 (A) (D)	43,581,949	46,741,685
0.13%, 04/15/2017 (A) (E)	9,197,010	9,791,946
0.13%, 01/15/2022 - 01/15/2023 (A)	29,187,440	31,693,208
0.50%, 04/15/2015	3,855,672	3,993,632
0.63%, 07/15/2021 (A) (D)	41,870,237	47,817,108
1.13%, 01/15/2021 (C)	15,968,502	18,760,498
1.25%, 07/15/2020 (A)	55,612,314	66,043,961
1.38%, 07/15/2018 (E)	1,613,987	1,869,704
1.38%, 01/15/2020	25,330,588	29,957,372
1.63%, 01/15/2015	20,542,795	21,581,172
1.63%, 01/15/2018 (A) (E)	12,076,219	13,907,469
1.88%, 07/15/2013 (D)	26,791,076	26,931,300
1.88%, 07/15/2015 (C)	22,194,822	23,986,011
1.88%, 07/15/2019	15,001,152	18,204,138
2.00%, 01/15/2014	12,561,400	12,809,688
2.00%, 07/15/2014 - 01/15/2016 (A)	49,163,220	53,140,330
2.13%, 01/15/2019	2,075,635	2,507,303
2.38%, 01/15/2017	230,188	264,662
2.63%, 07/15/2017 (A) (D)	4,031,568	4,783,391
U.S. Treasury Note 2.00%, 02/15/2023 (A)	3,100,000	3,190,579

Total U.S. Government Obligations (cost $615,180,424)		655,618,291

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.5%
Fannie Mae
0.35%, 08/25/2034 (F)	94,422	92,635
0.88%, 02/25/2041 (F)	1,907,526	1,917,920
1.38%, 10/01/2044 (F)	32,254	33,322
Freddie Mac 0.43%, 02/15/2019 (F)	665,163	665,912

Total U.S. Government Agency Obligations (cost $2,709,443)		2,709,789

FOREIGN GOVERNMENT OBLIGATIONS - 6.4%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.75%, 04/15/2018	EUR 1,679,040	2,400,271
Canadian Government Bond
1.50%, 12/01/2044	CAD 1,750,667	2,280,063
4.25%, 12/01/2021	1,033,466	1,445,775
Denmark I/L Government Bond 0.10%, 11/15/2023	DKK 14,417,900	2,660,681
Italy Buoni Poliennali del Tesoro
1.70%, 09/15/2018	EUR 597,714	785,680
2.10%, 09/15/2016	8,808,415	12,002,775

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexican Bonos de Proteccion al Ahorro 4.32%, 01/30/2020 (F) (G)	MXN 5,900,000	$ 480,939
New South Wales Treasury Corp.
2.50%, 11/20/2035	AUD 1,100,000	1,452,353
2.75%, 11/20/2025	6,300,000	8,745,945
U.K. Gilt Inflation Linked
0.13%, 03/22/2044 - Reg S	GBP 204,222	353,614
0.38%, 03/22/2062 - Reg S	105,021	215,003
2.50%, 07/26/2016 - Reg S	1,200,000	6,529,997

Total Foreign Government Obligations (cost $37,423,481)		39,353,096

MORTGAGE-BACKED SECURITIES - 3.1%
Arran Residential Mortgages Funding PLC Series 2011-1A, Class A1B 1.43%, 11/19/2047 - 144A (F)	EUR 540,385	712,005
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-3, Class A2
5.80%, 06/10/2049 (F)	$ 14,142	14,174
Series 2007-3, Class A2FL
0.37%, 06/10/2049 - 144A (F)	14,142	14,135
Series 2007-5, Class A4
5.49%, 02/10/2051	530,000	610,838
Banc of America Mortgage Securities, Inc. Series 2004-1, Class 5A1 6.50%, 09/25/2033	21,075	21,738
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1
2.60%, 03/25/2035 (F)	473,640	476,503
Series 2005-2, Class A2
2.79%, 03/25/2035 (F)	133,098	133,990
Series 2005-5, Class A1
2.24%, 08/25/2035 (F)	146,394	147,017
Series 2005-5, Class A2
2.32%, 08/25/2035 (F)	268,834	272,692
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A
2.54%, 05/25/2035 (F)	24,937	24,413
Series 2005-6, Class A1
2.24%, 09/25/2035 (F)	192,817	191,015
Series 2005-6, Class A2
2.29%, 09/25/2035 (F)	231,940	228,037
Series 2005-6, Class A3
1.94%, 09/25/2035 (F)	30,354	30,180
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD5, Class A4 5.89%, 11/15/2044 (F)	396,573	463,578
Countrywide Home Loan Mortgage Pass-Through Trust Series 2005-3, Class 1A2 0.49%, 04/25/2035 (F)	879,765	728,493
DBUBS Mortgage Trust Series 2011-LC2A, Class A2 3.39%, 07/10/2044 - 144A	6,700,000	7,178,353

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Greenpoint Mortgage Funding Trust Series 2005-AR1, Class A2 0.42%, 06/25/2045 (F)	$ 346,523	$ 298,694
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1 2.66%, 09/25/2035 (F)	525,188	539,999
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3 5.87%, 09/15/2045 (F)	192,570	222,279
MASTR Alternative Loan Trust Series 2006-2, Class 2A1 0.60%, 03/25/2036 (F)	596,486	131,976
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-9, Class A4 5.70%, 09/12/2049	300,000	347,954
Morgan Stanley Capital I Trust Series 2007-IQ15, Class A4 6.09%, 06/11/2049 (F)	1,200,000	1,398,526
Morgan Stanley Mortgage Loan Trust Series 2006-12XS, Class A6A 5.73%, 10/25/2036 (F)	392,247	233,702
Permanent Master Issuer PLC Series 2011-1A, Class 1A3 1.51%, 07/15/2042 - 144A (F)	EUR 400,000	530,433
RALI Trust Series 2006-QO6, Class A1 0.38%, 06/25/2046 (F)	$930,489	456,054
Reperforming Loan REMIC Trust Series 2005-R2, Class 1AF1 0.54%, 06/25/2035 - 144A (F)	162,231	145,912
Sequoia Mortgage Trust Series 5, Class A 0.90%, 10/19/2026 (F)	65,773	65,518
Structured Asset Mortgage Investments, Inc. Series 2006-AR5, Class 1A1 0.41%, 05/25/2046 (F)	821,537	526,740
Wachovia Bank Commercial Mortgage Trust Series 2006-C28, Class A4 5.57%, 10/15/2048	400,000	451,713
WaMu Mortgage Pass-Through Certificates Series 2003-AR9, Class 2A 2.46%, 09/25/2033 (F)	525,375	536,194
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8, Class 2A1 2.72%, 04/25/2036 (F)	1,544,425	1,455,427

Total Mortgage-Backed Securities (cost $17,704,437)		18,588,282

ASSET-BACKED SECURITIES - 0.7%
Ares VIR CLO, Ltd. Series 2006-6RA, Class A1B 0.51%, 03/12/2018 - 144A (F)	618,934	616,192

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates Series 2005-13, Class 3AV3 0.45%, 04/25/2036 (F)	$ 170,757	$ 165,828
CSAB Mortgage Backed Trust Series 2006-1, Class A6A 6.17%, 06/25/2036 (F)	1,111,010	794,808
Duane Street CLO I, Ltd. Series 2005-1A, Class A2 0.54%, 11/08/2017 - 144A (F)	170,449	170,153
Equity One, Inc. Series 2004-1, Class AV2 0.50%, 04/25/2034 (F)	45,573	38,487
Harvest CLO SA Series I-X, Class A1 0.83%, 03/29/2017 - Reg S (F)	EUR 76,195	99,368
Magi Funding PLC Series I-A, Class A 0.58%, 04/11/2021 - 144A (F)	482,264	612,626
Saxon Asset Securities Trust Series 2003-1, Class AF7 4.03%, 06/25/2033 (F)	$ 383,228	388,807
SLM Student Loan Trust Series 2003-6, Class A4 0.48%, 12/17/2018 (F)	312,646	312,029
Structured Asset Securities Corp. Series 2007-BC3, Class 2A2 0.34%, 05/25/2047 (F)	900,000	823,369
Wood Street CLO BV Series II-A, Class A1 0.59%, 03/29/2021 - 144A (F)	EUR 188,700	243,252

Total Asset-Backed Securities (cost $4,146,279)		4,264,919

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
Tobacco Settlement Finance Authority Series A 7.47%, 06/01/2047	$ 660,000	574,695
Tobacco Settlement Financing Corp. Series A 6.00%, 06/01/2023	230,000	233,086

Total Municipal Government Obligations (cost $838,520)		807,781

CORPORATE DEBT SECURITIES - 6.6%
Capital Markets - 1.4%
Morgan Stanley, Series GMTN 2.79%, 05/14/2013 (F)	8,800,000	8,806,477
Commercial Banks - 2.8%
Banco Bradesco SA 2.39%, 05/16/2014 - 144A (F)	4,600,000	4,648,166
BBVA Bancomer SA 6.50%, 03/10/2021 - 144A (E)	1,900,000	2,166,000
CIT Group, Inc. 5.25%, 04/01/2014 - 144A (E)	1,000,000	1,036,250
Dexia Credit Local 1.65%, 09/12/2013	3,500,000	3,500,000
ICICI Bank, Ltd. 2.04%, 02/24/2014 - 144A (F)	600,000	601,468

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Commercial Banks (continued)
Intesa Sanpaolo SpA 3.13%, 01/15/2016 (E)	$ 700,000	$ 699,746
Societe Generale SA 1.33%, 04/11/2014 - 144A (F)	3,800,000	3,819,540
Turkiye Garanti Bankasi AS 2.78%, 04/20/2016 - 144A (F)	500,000	505,000
Consumer Finance - 0.1%
Ally Financial, Inc.
3.49%, 02/11/2014 (E) (F)	100,000	100,854
3.68%, 06/20/2014 (F)	200,000	203,994
SLM Corp., Series MTN 5.05%, 11/14/2014 (E)	300,000	313,963
Diversified Financial Services - 1.2%
Credit Agricole Home Loan SFH 1.03%, 07/21/2014 - 144A (F) (H)	3,400,000	3,407,405
Ford Motor Credit Co., LLC 3.98%, 06/15/2016 (E)	3,600,000	3,828,410
Insurance - 0.2%
Marsh & McLennan Cos., Inc. 5.75%, 09/15/2015	1,093,000	1,212,726
Oil, Gas & Consumable Fuels - 0.7%
Gazprom OAO Via GAZ Capital SA 5.09%, 11/29/2015 - 144A	500,000	537,330
Petrobras International Finance Co. 3.88%, 01/27/2016 (E)	3,700,000	3,885,773
Trading Companies & Distributors - 0.2%
International Lease Finance Corp.
6.50%, 09/01/2014 - 144A	600,000	642,000
6.75%, 09/01/2016 - 144A	500,000	568,750

Total Corporate Debt Securities (cost $39,302,935)		40,483,852

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill 0.10%, 02/06/2014 (I) (J)	550,000	549,505

Total Short-Term U.S. Government Obligation (cost $549,505)		549,505

	Notional Amount	Value
PURCHASED FOREIGN EXCHANGE OPTIONS - 0.0% (K)
Call Options - 0.0% (K)
OTC- USD vs. JPY (H) Exercise Price $99.00 Expires 09/24/2013 Counterparty: JPM	1,900,000	41,418
OTC- USD vs. JPY (H) Exercise Price $99.00 Expires 09/24/2013 Counterparty: BOA	2,300,000	50,138

Total Purchased Foreign Exchange Options (cost $70,340)		91,556

	Notional Amount	Value
PURCHASED SWAPTION - 0.0% (K)
Put Option - 0.0% (K)
OTC- If exercised the Series receives floating 3 Month LIBOR, and pays 3.875%, European Style Expires 04/14/2014 (H) Counterparty: DUB	$ 5,000,000	$ 54,884

Total Purchased Swaption (cost $254,250)		54,884

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (I)	30,141,086	30,141,086

Total Securities Lending Collateral (cost $30,141,086)		30,141,086

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co. 0.03% (I), dated 04/30/2013, to be repurchased at $320,265 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $327,702.	$ 320,265	320,265

Total Repurchase Agreement (cost $320,265)		320,265

Total Investment Securities (cost $748,640,965) (L)		792,983,306
Other Assets and Liabilities - Net		(182,188,331)

Net Assets		$ 610,794,975

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (5.3%) (M)
BNP Paribas 0.20% (I), dated 02/11/2013, to be repurchased at $(27,056,479) on 07/29/2013.	$ (27,031,250)	$ (27,031,250)
BNP Paribas 0.20% (I), dated 02/04/2013, to be repurchased at $(2,685,406) on 08/19/2013.	(2,682,500)	(2,682,500)
JPMorgan Chase & Co. 0.17% (I), dated 04/19/2013, to be repurchased at $(2,688,392) on 05/10/2013.	(2,688,125)	(2,688,125)

Total Reverse Repurchase Agreements (cost $(32,401,875))		$ (32,401,875)

	Notional Amount	Value
WRITTEN OPTIONS - (0.0%) (N)(K)
Call Options - (0.0%) (K)
OTC- USD vs. BRL (H) Exercise Price $104.00 Expires 09/24/2013 Counterparty: BOA	$ 1,900,000	$ (16,500)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Notional Amount	Value
Call Options (continued)
OTC- USD vs. JPY (H) Exercise Price $104.00 Expires 09/24/2013 Counterparty: BOA	$ 2,300,000	$ (19,973)
Put Options - (0.0%) (K)
OTC- USD vs. JPY (H) Exercise Price $88.00 Expires 09/24/2013 Counterparty: BOA	2,300,000	(7,682)

	Notional Amount	Value
Put Options (continued)
OTC- USD vs. JPY (H) Exercise Price $88.25 Expires 09/24/2013 Counterparty: GSC	$ 1,900,000	$ (6,762)
OTC- USD vs. JPY (H) Exercise Price $95.00 Expires 07/05/2013 Counterparty: BOA	1,900,000	(17,885)
OTC- USD vs. JPY (H) Exercise Price $95.00 Expires 07/05/2013 Counterparty: BNP	1,800,000	(16,943)

Total Written Options (premiums $(104,255))		$ (85,745)

WRITTEN INFLATION FLOOR OPTIONS: (N) (U)
Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premiums (Received)	Value
Floor- OTC CPURNSA Index	DUB	0.00	Maximum of ((1+0.000%)10- Inflation Agreement or 0	01/22/2018	$1,000,000	$(9,700)	$(2,988)
Floor- OTC CPURNSA Index	DUB	215.95	Maximum of ((1+0.000%)10- Inflation Agreement or 0	03/10/2020	1,800,000	(13,500)	(3,198)
Floor- OTC CPURNSA Index	CITI	216.69	Maximum of ((1+0.000%)10- Inflation Adjustment or 0	04/07/2020	14,200,000	(126,880)	(23,069)
Floor- OTC CPURNSA Index	CITI	217.97	Maximum of ((1+0.000%)10- Inflation Adjustment or 0	09/29/2020	1,700,000	(21,930)	(1,435)

						$(172,010)	$(30,690)

WRITTEN SWAPTIONS: (N) (U)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Value
Call- OTC 10-Year Interest Rate Swap	RBS	3-Month USD LIBOR BBA	Receive	1.80%	07/29/2013	$ 2,000,000	$ (7,218)	$ (10,695)
Call- OTC 10-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Receive	1.80	07/29/2013	5,700,000	(26,695)	(30,479)
Call- OTC 10-Year Interest Rate Swap	BCLY	3-Month USD LIBOR BBA	Receive	1.80	07/29/2013	3,900,000	(17,580)	(20,854)
Call- OTC 10-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Receive	1.80	07/29/2013	5,300,000	(26,580)	(28,341)
Call- OTC 10-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Receive	1.80	07/29/2013	3,600,000	(12,400)	(19,250)
Call- OTC 2-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Receive	1.60	07/02/2013	3,400,000	(11,730)	(11,263)
Call- OTC 2-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Receive	1.60	07/02/2013	13,700,000	(24,660)	(45,382)
Call- OTC 5-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Receive	0.75	09/03/2013	1,200,000	(840)	(1,243)
Call- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Receive	0.75	09/03/2013	1,000,000	(700)	(1,044)
Call- OTC 5-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Receive	0.75%	09/03/2013	6,200,000	(3,482)	(6,473)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

WRITTEN SWAPTIONS: (N) (U)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Value
Put- OTC 10-Year Interest Rate Swap	RBS	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013	2,000,000	(10,615)	(418)
Put- OTC 10-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013	5,700,000	(41,795)	(1,191)
Put- OTC 10-Year Interest Rate Swap	BCLY	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013	3,900,000	(28,250)	(815)
Put- OTC 10-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013	5,300,000	(22,710)	(1,108)
Put- OTC 10-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013	3,600,000	(25,120)	(752)
Put- OTC 2-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Pay	1.60	07/02/2013	3,400,000	(11,730)	(6,838)
Put- OTC 2-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	1.60	07/02/2013	13,700,000	(68,500)	(27,553)
Put- OTC 2-Year Interest Rate Swap	HSBC	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013	EUR 3,400,000	(5,957)	(16)
Put- OTC 2-Year Interest Rate Swap	BOA	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013	8,300,000	(17,181)	(38)
Put- OTC 2-Year Interest Rate Swap	BCLY	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013	2,800,000	(4,794)	(13)
Put- OTC 5-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Pay	1.25	09/03/2013	$ 1,200,000	(3,000)	(1,565)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	1.25	09/03/2013	1,000,000	(2,700)	(1,315)
Put- OTC 5-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Pay	1.25	09/03/2013	6,200,000	(15,615)	(8,154)
Put- OTC 5-Year Interest Rate Swap	BOA	3-Month USD LIBOR BBA	Pay	1.40	09/03/2013	3,700,000	(9,647)	(11,355)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	1.40	09/03/2013	2,800,000	(9,340)	(1,663)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	2.85	04/14/2014	21,200,000	(254,400)	(10,999)
Put- OTC 5-Year Interest Rate Swap	BOA	6-Month EUR EURIBOR Reuters	Pay	1.50	06/03/2013	EUR 5,800,000	(25,379)	(2)
Put- OTC 5-Year Interest Rate Swap	DUB	6-Month EUR EURIBOR Reuters	Pay	1.70	07/24/2013	4,700,000	(24,737)	(92)
Put- OTC 5-Year Interest Rate Swap	BCLY	6-Month EUR EURIBOR Reuters	Pay	1.70	07/24/2013	4,600,000	(23,157)	(90)
Put- OTC 5-Year Interest Rate Swap	RBS	6-Month EUR EURIBOR Reuters	Pay	1.70	07/24/2013	500,000	(2,951)	(10)
Put- OTC 5-Year Interest Rate Swap	CITI	6-Month EUR EURIBOR Reuters	Pay	1.70	07/24/2013	1,300,000	(5,876)	(25)

							$ (745,339)	$ (249,036)

CENTRALLY CLEARED SWAP AGREEMENTS: (O)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:
Floating Rate Index	Fixed Rate	Maturity Date	Currency Code	Notional Amount	Market Value	Premiums Paid	Unrealized (Depreciation)
3-Month USD-LIBOR	2.75%	06/19/2043	USD	23,100,000	$406,627	$1,372,656	$(966,029)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: (N) (U)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (P)
Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 04/30/13(R)	Notional Amount(Q)	Market Value(S)	Premiums Paid	Unrealized (Depreciation)
Marsh & McLennan Cos., Inc., 5.75%, 09/15/2015	0.76%	09/20/2015	BCLY	26.00	$6,000,000	$(74,045)	$—	$(74,045)
Societe Generale SA, 5.25%, 06/20/2014	1.00	06/20/2014	BCLY	49.00	3,800,000	(21,678)	63,848	(85,526)

						$(95,723)	$63,848	$(159,571)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION: (T)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 04/30/13(R)	Notional Amount(Q)	Market Value(S)	Premiums (Received)	Unrealized Appreciation (Depreciation)
American International Group, Inc., 6.25%, 05/01/2036	5.00%	12/20/2013	DUB	13.00	$800,000	$29,285	$(10,300)	$39,585
Federative Republic of Brazil, 12.25%, 03/06/2030	1.00	06/20/2020	DUB	134.00	2,500,000	(58,361)	(58,184)	(177)

						$(29,076)	$(68,484)	$39,408

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:
Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BRL-CDI	8.15%	01/02/2017	UBS	BRL	700,000	$(4,878)	$(626)	$(4,252)
BRL-CDI	8.26	01/02/2015	GSC	BRL	5,300,000	17,759	6,272	11,487
BRL-CDI	8.26	01/02/2015	UBS	BRL	51,000,000	173,760	45,352	128,408
BRL-CDI	8.27	01/02/2015	MSC	BRL	7,800,000	7,370	(12,348)	19,718
BRL-CDI	8.49	01/02/2015	DUB	BRL	9,600,000	22,855	(681)	23,536
BRL-CDI	8.56	01/02/2015	UBS	BRL	39,100,000	128,063	7,782	120,281
BRL-CDI	8.83	01/02/2015	HSBC	BRL	46,000,000	423,832	183,032	240,800
France CPI Ex Tobacco	1.90	07/25/2016	BNP	EUR	2,300,000	56,907	12,470	44,437
France CPI Ex Tobacco	2.00	09/01/2016	BNP	EUR	3,500,000	95,065	4,160	90,905
France CPI ex Tobacco	2.00	02/01/2018	DUB	EUR	200,000	4,498	134	4,364
France CPI ex Tobacco	2.00	02/01/2018	RBS	EUR	400,000	8,996	414	8,582
France CPI ex Tobacco	2.00	02/01/2018	CITI	EUR	300,000	6,747	93	6,654
France CPI ex Tobacco (H)	2.00	02/01/2018	MSC	EUR	800,000	17,993	308	17,685
France CPI ex Tobacco	2.10	07/25/2021	BNP	EUR	2,200,000	52,764	(19,689)	72,453
France CPI ex Tobacco	2.10	07/25/2021	RBS	EUR	1,000,000	23,984	(9,362)	33,346
France CPI ex Tobacco	2.15	04/01/2021	GSC	EUR	2,300,000	47,757	25,582	22,175
France CPI ex Tobacco (H)	2.15	04/01/2021	CITI	EUR	400,000	8,306	6,243	2,063
France CPI ex Tobacco (H)	2.15	04/01/2021	DUB	EUR	400,000	8,306	8,803	(497)

						$1,100,084	$257,939	$842,145

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:
Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid	Unrealized (Depreciation)
U.S. CPI Urban Consumers NAS	2.36%	01/28/2017	DUB	USD	4,100,000	$(45,256)	$—	$(45,256)
U.S. CPI Urban Consumers NAS	2.42	02/12/2017	GSC	USD	8,300,000	(73,201)	4,286	(77,487)
U.S. CPI Urban Consumers NAS	2.50	07/15/2022	DUB	USD	3,900,000	(18,935)	29,669	(48,604)
U.S. CPI Urban Consumers NAS	2.50	07/15/2022	BNP	USD	5,500,000	(26,703)	32,086	(58,789)

						$(164,095)	$66,041	$(230,136)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

FUTURES CONTRACTS:
Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(10)	06/19/2013	$(8,603)
90-Day Eurodollar	Long	112	09/14/2015	62,460
90-Day Eurodollar	Long	441	03/14/2016	273,412

				$327,269

FORWARD FOREIGN CURRENCY CONTRACTS: (N) (U)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	BCLY	300,000	05/02/2013	$313,793	$(2,833)
AUD	CITI	(300,000)	05/02/2013	(309,336)	(1,624)
AUD	BCLY	223,000	05/23/2013	232,883	(2,126)
AUD	BNP	5,100,000	05/23/2013	5,266,643	10,748
AUD	CITI	(16,061,000)	05/23/2013	(16,733,089)	113,447
BRL	DUB	678,722	06/04/2013	334,066	3,775
BRL	HSBC	247,985	06/04/2013	123,931	(493)
BRL	MSC	317,776	06/04/2013	160,000	(1,824)
BRL	MSC	(678,722)	06/04/2013	(334,066)	(3,775)
BRL	UBS	18,051,091	06/04/2013	8,994,066	(8,954)
BRL	UBS	(462,548)	06/04/2013	(231,112)	874
CAD	BCLY	515,000	06/20/2013	504,612	5,969
CAD	DUB	186,000	06/20/2013	182,675	1,728
CAD	RBS	(4,587,000)	06/20/2013	(4,455,107)	(92,526)
DKK	BCLY	(14,631,000)	05/15/2013	(2,635,089)	50,184
EUR	BNP	28,441,000	05/02/2013	36,959,080	496,802
EUR	BNP	(28,441,000)	05/02/2013	(36,358,462)	(1,097,419)
EUR	BNP	(28,441,000)	06/04/2013	(36,967,100)	(496,707)
EUR	DUB	1,200,000	06/04/2013	1,560,643	20,053
EUR	BCLY	108,000	06/17/2013	141,132	1,144
EUR	BCLY	12,325,000	06/17/2013	15,857,850	378,654
EUR	BNP	(1,280,000)	06/17/2013	(1,676,109)	(10,116)
EUR	CITI	1,072,000	06/17/2013	1,389,023	23,191
EUR	CITI	(390,000)	06/17/2013	(509,745)	(4,027)
EUR	HSBC	(10,000)	06/17/2013	(13,009)	(165)
EUR	MSC	302,000	06/17/2013	391,669	6,175
EUR	RBS	(20,000)	06/17/2013	(26,320)	(27)
EUR	UBS	(570,000)	06/17/2013	(745,150)	(5,748)
GBP	BCLY	(1,384,000)	06/12/2013	(2,108,516)	(40,720)
GBP	BNP	1,202,000	06/12/2013	1,789,964	76,640
GBP	CITI	579,000	06/12/2013	872,888	26,250
GBP	CITI	460,000	06/12/2013	701,379	12,962
GBP	DUB	574,000	06/12/2013	867,317	24,056
GBP	DUB	570,000	06/12/2013	869,564	15,599
GBP	JPM	470,000	06/12/2013	710,254	19,616
GBP	RBS	(7,220,000)	06/12/2013	(10,916,496)	(295,556)
GBP	RBS	(163,000)	06/12/2013	(245,925)	(7,200)
INR	BCLY	20,495,160	07/15/2013	378,000	(3,188)
INR	CITI	31,366,020	07/15/2013	573,000	616
INR	JPM	18,041,100	07/15/2013	330,000	(68)
INR	UBS	8,563,600	07/15/2013	158,000	(1,391)
JPY	CITI	(97,918)	05/07/2013	(1,000)	(4)
JPY	GSC	(73,039,741)	05/07/2013	(746,000)	(3,267)
JPY	BCLY	(169,200,000)	05/15/2013	(1,725,367)	(10,414)
JPY	BCLY	(34,200,000)	07/18/2013	(348,381)	(2,595)
JPY	HSBC	(106,300,000)	07/18/2013	(1,092,279)	1,379
JPY	JPM	(214,600,000)	07/18/2013	(2,170,057)	(32,268)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (N) (U)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
JPY	RBS	630,500,000	07/18/2013	$6,479,599	$(9,115)
MXN	BOA	53,965,557	06/27/2013	4,427,653	(4,446)
MXN	JPM	20,370,131	06/27/2013	1,677,681	(8,073)
MXN	MSC	13,467,539	06/27/2013	1,106,662	(2,815)
MXN	UBS	19,039,551	06/27/2013	1,479,202	81,346
ZAR	BOA	(7,811,968)	07/30/2013	(856,622)	(3,092)

					$(781,368)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of April 30, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures (1)
BCLY	$256,580	$(260,000)	$(3,420)
BNP	(858,962)	(599,153)	(1,458,115)
BOA	(71,746)	—	(71,746)
CITI	161,335	(310,000)	(148,665)
DUB	41,188	—	41,188
GSC	(120,098)	46,588	(73,510)
HSBC	424,537	(480,000)	(55,463)
JPM	20,625	—	20,625
MSC	(23,173)	(135,000)	(158,173)
RBS	(382,567)	—	(382,567)
UBS	363,072	(250,000)	113,072
(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is subject to dollar roll transactions.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $263,475.
(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $2,036,905.
(D)	All or a portion of this security has been segregated with the broker as collateral for open reverse repurchase agreements. Total value of securities segregated as collateral to for open reverse repurchase agreements is $33,728,633.
(E)	All or a portion of this security is on loan. The value of all securities on loan is $29,535,449. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Floating or variable rate note. Rate is listed as of April 30, 2013.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $480,939, or 0.08% of the fund’s net assets.
(H)	Illiquid. Total aggregate market value of illiquid securities is $146,440, or 0.02% of the fund’s net assets, and total aggregate market value of illiquid derivatives is $(51,140), or (0.01%) of the fund’s net assets.
(I)	Rate shown reflects the yield at April 30, 2013.
(J)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open options, swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open options, swap, swaptions and/or forward foreign currency contracts is $596,093.
(K)	Percentage rounds to less than 0.1%.
(L)

Aggregate cost for federal income tax purposes is $748,640,965. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $46,222,031 and $1,879,690, respectively. Net unrealized appreciation for tax purposes is $44,342,341.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(M)	Cash in the amount of $10,000 has been segregated with the broker as collateral for open reverse repurchase agreements.
(N)	Cash in the amount of $1,435,000 has been segregated by the broker with the custodian as collateral for open options, swaps, swaptions and/or forward foreign currency contracts.
(O)	Cash in the amount of $9,000 has been segregated by the custodian with the broker as collateral for centrally cleared swaps.
(P)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(Q)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(R)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(S)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(T)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(U)	Securities with an aggregate market value of $1,148,658 have been segregated by the broker as collateral for open options, swaps, swaptions and/or forward foreign currency contracts.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, these securities aggregated $28,154,970, or 4.61% of the fund’s net assets.
BBA	British Bankers’ Association
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
BP	Basis Point
CDI	Credit Default Index
CITI	Citigroup, Inc.
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CPURNSA	US CPI Urban Consumers Non-Seasonably Adjusted Index
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
GMTN	Global Medium Term Note
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MTN	Medium Term Note
NAS	National Academy of Sciences
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

DEFINITIONS (continued):

Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar
ZAR	South African Rand

VALUATION SUMMARY: (V)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$655,618,291	$—	$655,618,291
U.S. Government Agency Obligations	—	2,709,789	—	2,709,789
Foreign Government Obligations	—	39,353,096	—	39,353,096
Mortgage-Backed Securities	—	18,588,282	—	18,588,282
Asset-Backed Securities	—	4,264,919	—	4,264,919
Municipal Government Obligations	—	807,781	—	807,781
Corporate Debt Securities	—	40,483,852	—	40,483,852
Short-Term U.S. Government Obligation	—	549,505	—	549,505
Purchased Foreign Exchange Options	—	91,556	—	91,556
Purchased Swaption	—	54,884	—	54,884
Securities Lending Collateral	30,141,086	—	—	30,141,086
Repurchase Agreement	—	320,265	—	320,265
Total Investment Securities	$30,141,086	$762,842,220	$—	$792,983,306

Derivative Financial Instruments
Credit Default Swap Agreements (W)	$—	$39,585	$—	$39,585
Forward Foreign Currency Contracts (W)	—	1,371,208	—	1,371,208
Futures Contracts (W)	335,872	—	—	335,872
Interest Rate Swap Agreements (W)	—	846,894	—	846,894
Total Derivative Financial Instruments	$335,872	$2,257,687	$—	$2,593,559

Other Assets (X)
Cash Deposit due to Broker	$9,000	$—	$—	$9,000
Foreign Currency	467,393	—	—	467,393
Total Other Assets	$476,393	$—	$—	$476,393

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY (continued): (V)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Derivative Financial Instruments
Credit Default Swap Agreements (W)	$—	$(159,748)	$—	$(159,748)
Forward Foreign Currency Contracts (W)	—	(2,152,576)	—	(2,152,576)
Futures Contracts (W)	(8,603)	—	—	(8,603)
Interest Rate Swap Agreements (W)	(966,029)	(234,885)	—	(1,200,914)
Reverse Repurchase Agreements	—	(32,401,875)	—	(32,401,875)
Written Inflation Floor Options	—	(30,690)	—	(30,690)
Written Foreign Exchange Options	—	(85,745)	—	(85,745)
Written Swaptions	—	(249,036)	—	(249,036)
Total Derivative Financial Instruments	$(974,632)	$(35,314,555)	$—	$(36,289,187)

Other Liabilities (X)
Cash Deposit due to Broker	$—	$(1,445,000)	$—	$(1,445,000)
Collateral for Securities on Loan	—	(30,141,086)	—	(30,141,086)
Total Other Liabilities	$—	$(31,586,086)	$—	$(31,586,086)

(V)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(W)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(X)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales (Y)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (Z)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2013	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2013 (Z)
Asset-Backed Securities	$182,319	$—	$(185,269)	$—	$(3,305)	$6,255	$—	$—	$—	$—

(Y)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(Z)	Any difference between Net Change in Unrealized Appreciation(Depreciation) and Net Change in Unrealized Appreciation(Depreciation) on Investments Held at April 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Select Equity

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Aerospace & Defense - 3.3%
Honeywell International, Inc.	621,850	$ 45,730,849
Auto Components - 3.3%
Johnson Controls, Inc.	1,282,650	44,905,577
Beverages - 2.3%
Coca-Cola Co.	761,250	32,223,713
Chemicals - 4.1%
Monsanto Co.	334,250	35,704,585
Mosaic Co.	338,400	20,842,056
Commercial Banks - 4.4%
BB&T Corp.	762,550	23,463,664
PNC Financial Services Group, Inc.	549,750	37,317,030
Communications Equipment - 3.0%
Cisco Systems, Inc.	1,991,850	41,669,502
Consumer Finance - 3.2%
Capital One Financial Corp.	756,450	43,707,681
Diversified Financial Services - 6.0%
Citigroup, Inc.	925,450	43,181,497
JPMorgan Chase & Co.	818,250	40,102,432
Electric Utilities - 2.5%
Exelon Corp.	918,250	34,443,558
Energy Equipment & Services - 2.2%
Halliburton Co.	719,800	30,785,846
Food & Staples Retailing - 3.1%
CVS Caremark Corp.	725,900	42,232,862
Health Care Equipment & Supplies - 6.5%
Baxter International, Inc.	719,850	50,295,919
Covidien PLC	624,650	39,877,656
Health Care Providers & Services - 2.2%
McKesson Corp.	289,250	30,608,435
Hotels, Restaurants & Leisure - 3.5%
McDonald’s Corp.	473,600	48,373,504
Industrial Conglomerates - 5.2%
General Electric Co.	3,189,050	71,083,924
Media - 8.6%
Time Warner, Inc.	1,099,316	65,717,110
Viacom, Inc. - Class B	821,450	52,564,586

	Shares	Value
Oil, Gas & Consumable Fuels - 10.6%
EnCana Corp. (A)	1,098,600	$ 20,269,170
Exxon Mobil Corp.	740,000	65,852,600
Marathon Oil Corp.	1,051,950	34,367,206
Southwestern Energy Co. (B)	676,900	25,329,598
Pharmaceuticals - 11.8%
Johnson & Johnson	848,350	72,304,870
Pfizer, Inc.	3,120,300	90,707,121
Semiconductors & Semiconductor Equipment - 4.0%
Texas Instruments, Inc. (A)	1,506,900	54,564,849
Software - 2.4%
Adobe Systems, Inc. (B)	728,850	32,856,558
Wireless Telecommunication Services - 4.5%
Vodafone Group PLC - ADR	2,035,850	62,276,652

Total Common Stocks (cost $1,075,441,251)		1,333,360,610

SECURITIES LENDING COLLATERAL - 0.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	12,012,686	12,012,686

Total Securities Lending Collateral (cost $12,012,686)		12,012,686

	Principal	Value
REPURCHASE AGREEMENT - 3.1%
State Street Bank & Trust Co. 0.03% (C), dated 04/30/2013, to be repurchased at $43,211,801 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 01/01/2032, and with a value of $44,077,324.	$ 43,211,765	43,211,765

Total Repurchase Agreement (cost $43,211,765)		43,211,765

Total Investment Securities (cost $1,130,665,702) (D)		1,388,585,061
Other Assets and Liabilities - Net		(9,765,057)

Net Assets		$ 1,378,820,004

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $11,738,158. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at April 30, 2013.
(D)	Aggregate cost for federal income tax purposes is $1,130,665,702. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $260,522,531 and $2,603,172, respectively. Net unrealized appreciation for tax purposes is $257,919,359.

DEFINITION:

ADR	American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Select Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Common Stocks	$1,333,360,610	$—	$—	$1,333,360,610
Securities Lending Collateral	12,012,686	—	—	12,012,686
Repurchase Agreement	—	43,211,765	—	43,211,765
Total Investment Securities	$1,345,373,296	$43,211,765	$—	$1,388,585,061

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(12,012,686)	$—	$(12,012,686)
Total Other Liabilities	$—	$(12,012,686)	$—	$(12,012,686)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Total Return

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 35.9%
U.S. Treasury Bond
2.75%, 11/15/2042 (A)	$ 5,800,000	$ 5,626,000
3.00%, 05/15/2042	1,100,000	1,126,297
3.75%, 08/15/2041	700,000	825,672
3.88%, 08/15/2040 (A) (B) (C)	5,400,000	6,507,842
4.38%, 02/15/2038	700,000	908,797
7.50%, 11/15/2024	1,400,000	2,228,187
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	513,590	557,245
2.13%, 02/15/2041	2,967,664	4,341,832
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2022 - 01/15/2023	25,707,097	27,972,245
1.13%, 01/15/2021 (B)	12,095,742	14,210,610
U.S. Treasury Note
0.25%, 01/31/2014 - 02/28/2014	15,700,000	15,714,843
0.75%, 02/28/2018 (D)	2,000,000	2,010,468
1.00%, 01/15/2014	1,657,000	1,667,292
1.13%, 12/31/2019 (D)	13,500,000	13,581,216
1.25%, 02/15/2014	18,202,000	18,363,397
1.25%, 03/15/2014 (C)	16,398,000	16,557,503
1.25%, 02/29/2020 (D)	7,400,000	7,487,298
1.50%, 12/31/2013	400,000	403,656
1.63%, 08/15/2022 - 11/15/2022	9,800,000	9,813,722
1.75%, 01/31/2014 - 05/15/2022	9,100,000	9,231,442
2.00%, 11/15/2021 (A) (C) (D)	39,100,000	40,871,699
2.00%, 02/15/2022	100,000	104,234
2.13%, 08/15/2021	2,800,000	2,963,187
2.38%, 05/31/2018	13,500,000	14,643,288
2.63%, 11/15/2020 (A) (C)	16,300,000	17,970,750
3.13%, 05/15/2021	5,900,000	6,717,705

Total U.S. Government Obligations (cost $232,829,933)		242,406,427

U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.4%
Fannie Mae
0.30%, 01/25/2021 (E)	121,943	121,875
0.55%, 09/25/2042 (E)	306,663	302,219
1.38%, 03/01/2044 - 10/01/2044 (E)	1,290,511	1,337,782
2.18%, 09/01/2035 (E)	656,718	699,197
2.31%, 01/01/2026 (E)	3,036	3,194
2.36%, 01/01/2028 (E)	37,522	40,110
2.39%, 11/01/2033 (E)	134,551	143,362
2.42%, 07/01/2035 (E)	296,792	315,554
2.50%, 10/01/2027 - 02/01/2043	30,890,636	32,230,734
2.56%, 03/01/2034 (E)	232,750	247,487
3.50%, 08/01/2025 - 04/01/2027	3,601,130	3,836,429
4.00%, 03/01/2041	925,676	999,793
4.50%, 12/01/2024 - 09/01/2042	3,396,453	3,660,040
5.00%, 08/01/2020 - 01/01/2030	3,641,562	4,005,621
5.50%, 01/01/2037 - 02/01/2037	322,446	352,967
6.30%, 10/17/2038	386,411	387,290
Fannie Mae, IO 6.90%, 07/25/2034 (E) (F)	1,239,447	269,894
Fannie Mae, TBA
2.50%	15,000,000	15,548,125
3.50%	4,000,000	4,248,906
4.50%	200,000	214,508
5.00%	14,000,000	15,147,968
6.00%	900,000	983,672

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac
1.38%, 10/25/2044 (E)	$ 364,978	$ 366,086
1.58%, 07/25/2044 (E)	373,089	382,423
2.26%, 03/01/2034 (E)	149,293	159,531
2.35%, 11/01/2033 (E)	132,974	141,461
2.36%, 03/01/2034 (E)	151,959	161,971
2.42%, 01/01/2036 (E)	2,700,629	2,874,793
2.46%, 09/01/2035 (E)	45,117	48,096
3.00%, 09/01/2035 (E)	489,099	524,303
4.00%, 01/01/2041	3,200,835	3,419,016
4.50%, 08/01/2025 - 08/01/2041	10,806,559	11,592,451
5.00%, 02/15/2020 - 08/15/2020	67,826	68,269
6.50%, 04/15/2029 - 07/25/2043	22,128	25,654
Freddie Mac, TBA 4.50%	3,000,000	3,212,344
Ginnie Mae
1.75%, 05/20/2024 (E)	38,971	40,898
2.50%, 03/15/2027 - 02/15/2043	6,894,203	7,207,507
6.50%, 06/20/2032	19,509	21,977
Ginnie Mae, IO
6.36%, 04/16/2033 - 10/16/2033 (E) (F)	1,143,976	216,676
6.40%, 08/16/2033 - 09/20/2034 (E) (F)	2,760,815	548,388
Ginnie Mae, TBA 3.00%	62,000,000	65,971,875
Overseas Private Investment Corp. Zero Coupon, 05/02/2013	9,320,000	9,522,952
U.S. Small Business Administration Series P10A, Class 1 4.50%, 02/01/2014	16,437	16,774

Total U.S. Government Agency Obligations (cost $188,704,504)		191,620,172

FOREIGN GOVERNMENT OBLIGATIONS - 9.0%
Australia Government Bond 5.50%, 12/15/2013	AUD 6,300,000	6,645,442
Bundesschatzanweisungen
0.75%, 09/13/2013	EUR 19,700,000	26,011,379
1.75%, 06/14/2013	14,300,000	18,868,362
Province of Ontario Canada 3.15%, 06/02/2022	CAD 5,600,000	5,854,917
Province of Quebec Canada 3.50%, 12/01/2022	2,300,000	2,448,714
Republic of Brazil 10.25%, 01/10/2028	BRL 1,000,000	623,516

Total Foreign Government Obligations (cost $58,154,202)		60,452,330

MORTGAGE-BACKED SECURITIES - 9.0%
American Home Mortgage Assets LLC
Series 2006-2, Class 2A1
0.39%, 09/25/2046 (E)	$ 834,301	572,354
Series 2006-4, Class 1A12
0.41%, 10/25/2046 (E)	1,824,757	1,261,883
Banc of America Funding Corp.
Series 2005-D, Class A1
2.65%, 05/25/2035 (E)	661,298	677,316
Series 2006-J, Class 4A1
5.62%, 01/20/2047 (E)	81,313	64,024

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
2.73%, 08/25/2033 (E)	$ 603,420	$ 603,667
Series 2003-8, Class 2A1
3.07%, 01/25/2034 (E)	12,835	13,039
Series 2003-8, Class 4A1
3.12%, 01/25/2034 (E)	119,679	119,137
Series 2005-2, Class A2
2.79%, 03/25/2035 (E)	391,464	394,088
Series 2005-5, Class A2
2.32%, 08/25/2035 (E)	196,948	199,774
Bear Stearns Alt-A Trust Series 2006-6, Class 32A1 2.89%, 11/25/2036 (E)	312,468	221,178
Bear Stearns Structured Products, Inc. Series 2007-R6, Class 1A1 2.72%, 01/26/2036 (E)	273,760	210,627
Berica ABS Srl Series 2011-1, Class A1 0.51%, 12/30/2055 - Reg S (E)	EUR 5,300,000	6,706,591
Berica Residential MBS Srl Series 8, Class A 0.54%, 03/31/2048 - Reg S (E)	6,678,511	8,090,583
CC Funding Corp. Series 2004-3A, Class A1 0.45%, 08/25/2035 - 144A (E)	$ 191,482	168,387
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2
2.29%, 09/25/2035 (E)	231,940	228,037
Series 2007-10, Class 22AA
3.08%, 09/25/2037 (E)	1,514,473	1,235,966
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD5, Class A4 5.89%, 11/15/2044 (E)	198,287	231,789
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	1,235	1,296
Series 2005-81, Class A1
0.48%, 02/25/2037 (E)	578,208	405,707
Series 2006-30T1, Class 1A3
6.25%, 11/25/2036	323,396	281,074
Series 2006-J8, Class A2
6.00%, 02/25/2037	324,120	242,112
Series 2006-OA17, Class 1A1A
0.39%, 12/20/2046 (E)	2,196,737	1,478,936
Series 2007-2CB, Class 1A13
5.75%, 03/25/2037 (E)	542,121	437,336
Series 2007-HY4, Class 1A1
2.99%, 06/25/2037 (E)	1,025,607	873,453
Series 2007-OA6, Class A1B
0.40%, 06/25/2037 (E)	945,817	795,674
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-30, Class M
2.87%, 10/19/2032 (E)	12,984	8,992
Series 2004-12, Class 12A1
2.88%, 08/25/2034 (E)	324,583	307,012
Series 2004-R1, Class 2A
6.50%, 11/25/2034 - 144A	422,004	439,235

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A
0.83%, 03/25/2032 - 144A (E)	$ 461	$ 441
Series 2003-AR15, Class 2A1
2.44%, 06/25/2033 (E)	834,308	818,959
Deutsche ALT-A Securities, Inc., Alternate Loan Trust Series 2005-6, Class 2A3 5.50%, 12/25/2035	728,519	620,252
First Horizon Alternative Mortgage Securities Series 2007-FA4, Class 1A8 6.25%, 08/25/2037	335,915	295,667
First Horizon Asset Securities, Inc. Series 2005-AR3, Class 2A1 2.62%, 08/25/2035 (E)	65,078	62,547
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1 2.66%, 09/25/2035 (E)	108,127	111,176
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
0.44%, 03/19/2036 (E)	1,314,555	910,379
Series 2006-12, Class 2A2A
0.39%, 01/19/2038 (E)	900,985	741,382
Series 2006-6, Class 5A1A
5.20%, 08/19/2036 (E)	456,501	404,170
Series 2007-1, Class 2A1A
0.33%, 04/19/2038 (E)	939,188	770,371
IndyMac Index Mortgage Loan Trust Series 2004-AR11, Class 2A 2.63%, 12/25/2034 (E)	40,402	38,515
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2011-FL1, Class A 2.10%, 11/15/2028 - 144A (E)	5,399,483	5,427,086
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
4.72%, 02/25/2035 (E)	68,935	70,288
Series 2007-A1, Class 5A5
3.00%, 07/25/2035 (E)	583,624	598,850
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3 5.87%, 09/15/2045 (E)	1,829,419	2,111,654
Luminent Mortgage Trust Series 2006-6, Class 2A1 0.40%, 10/25/2046 (E)	519,682	453,863
MASTR Alternative Loan Trust Series 2006-2, Class 2A1 0.60%, 03/25/2036 (E)	125,576	27,784
Mellon Residential Funding Corp. Series 2000-TBC3, Class A1 0.64%, 12/15/2030 (E)	236,475	228,892
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 3A
1.20%, 10/25/2035 (E)	37,710	37,529
Series 2005-3, Class 4A
0.45%, 11/25/2035 (E)	29,787	27,821
Series 2005-A10, Class A
0.41%, 02/25/2036 (E)	159,999	143,285

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust Series 2007-IQ15, Class A4 6.09%, 06/11/2049 (E)	$ 100,000	$ 116,544
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1
6.00%, 07/25/2047 (E)	292,249	243,045
Series 2007-3XS, Class 2A1A
0.27%, 01/25/2047 (E)	95,144	89,142
Series 2007-8XS, Class A1
5.75%, 04/25/2037 (E)	316,390	265,311
Permanent Master Issuer PLC
Series 2011-1A, Class 1A1
1.68%, 07/15/2042 - 144A (E) (F)	2,100,000	2,115,723
Series 2011-1A, Class 1A3
1.51%, 07/15/2042 - 144A (E)	EUR 4,200,000	5,569,551
Reperforming Loan REMIC Trust Series 2005-R2, Class 1AF1 0.54%, 06/25/2035 - 144A (E)	$ 1,112,444	1,000,540
Residential Asset Securitization Trust Series 2006-R1, Class A2 0.60%, 01/25/2046 (E)	261,073	121,546
RFMSI Trust Series 2003-S9, Class A1 6.50%, 03/25/2032	1,981	2,080
RMAC Securities PLC Series 2007-NS1X, Class A2B 0.43%, 06/12/2044 - Reg S (E)	3,352,748	3,026,089
Sequoia Mortgage Trust
Series 10, Class 2A1
0.96%, 10/20/2027 (E)	32,087	31,665
Series 2007-1, Class 1A1
2.59%, 01/20/2047 (E)	568,965	482,734
Structured Adjustable Rate Mortgage Loan Trust Series 2004-19, Class 2A1 1.57%, 01/25/2035 (E)	177,917	138,079
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
0.86%, 09/19/2032 (E)	15,529	14,970
Series 2005-AR5, Class A1
0.45%, 07/19/2035 (E)	36,143	33,132
Series 2005-AR5, Class A2
0.45%, 07/19/2035 (E)	58,521	54,925
Series 2005-AR5, Class A3
0.45%, 07/19/2035 (E)	111,775	109,769
Series 2005-AR8, Class A1A
0.48%, 02/25/2036 (E)	463,165	363,020
Series 2006-AR3, Class 12A1
0.42%, 05/25/2036 (E)	546,640	384,248
Series 2006-AR6, Class 2A1
0.39%, 07/25/2046 (E)	1,980,797	1,521,538
WaMu Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
2.25%, 02/27/2034 (E)	14,977	15,177
Series 2002-AR9, Class 1A
1.58%, 08/25/2042 (E)	8,758	8,361
Series 2003-AR5, Class A7
2.45%, 06/25/2033 (E)	548,716	560,783

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates (continued)
Series 2003-AR9, Class 2A
2.46%, 09/25/2033 (E)	$ 1,036,924	$ 1,058,278
Series 2005-AR11, Class A1A
0.52%, 08/25/2045 (E)	498,364	463,640
Series 2006-AR19, Class 1A
0.92%, 01/25/2047 (E)	926,651	739,226
Series 2006-AR19, Class 1A1A
0.91%, 01/25/2047 (E)	789,059	748,851
Series 2006-AR9, Class 2A
2.50%, 08/25/2046 (E)	491,656	469,454
Series 2007-OA1, Class A1A
0.88%, 02/25/2047 (E)	660,412	522,011
Wells Fargo Mortgage Backed Securities Trust
Series 2004-CC, Class A1
2.62%, 01/25/2035 (E)	171,757	171,328
Series 2006-AR4, Class 2A6
5.59%, 04/25/2036 (E)	159,265	57,933
Series 2006-AR8, Class 2A4
2.72%, 04/25/2036 (E)	333,833	314,594

Total Mortgage-Backed Securities (cost $59,807,698)		60,983,465

ASSET-BACKED SECURITIES - 4.9%
Amortizing Residential Collateral Trust Series 2002-BC4, Class A 0.78%, 07/25/2032 (E)	3,806	3,434
Asset Backed Funding Certificates Series 2004-OPT5, Class A1 0.90%, 06/25/2034 (E)	317,129	304,510
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.86%, 10/25/2032 (E)	11,122	10,546
Series 2006-SD4, Class 1A1
3.01%, 10/25/2036 (E)	656,078	639,484
Series 2007-AQ1, Class A1
0.31%, 11/25/2036 (E)	696,095	462,528
Chester Asset Receivables Dealings Series 2004-1, Class A 0.70%, 04/15/2016 - Reg S (E)	GBP 3,700,000	5,738,480
Credit-Based Asset Servicing and Securitization LLC Series 2007-CB1, Class AF1A 0.27%, 01/25/2037 (E)	$ 434,945	162,419
Harbourmaster CLO, Ltd. Series 5A, Class A1 0.46%, 06/15/2020 - 144A (E)	EUR 402,735	524,371
Home Equity Asset Trust Series 2002-1, Class A4 0.80%, 11/25/2032 (E)	$ 1,026	845
JPMorgan Mortgage Acquisition Corp. Series 2007-CH3, Class A5 0.46%, 03/25/2037 (E)	3,500,000	2,261,399
Mid-State Trust IV Series 4, Class A 8.33%, 04/01/2030	128,350	136,502

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
New Century Home Equity Loan Trust Series 2006-1, Class A2B 0.38%, 05/25/2036 (E)	$ 138,303	$ 88,211
Park Place Securities, Inc. Series 2005-WCW1, Class A1B 0.46%, 09/25/2035 (E)	77,066	74,979
Penarth Master Issuer PLC Series 2011-1A, Class A1 0.85%, 05/18/2015 - 144A (E)	3,700,000	3,700,334
Plymouth Rock CLO, Ltd./Inc. Series 2010-1A, Class A 1.79%, 02/16/2019 - 144A (E)	307,752	307,791
Securitized Asset Backed Receivables LLC Series 2007-HE1, Class A2A 0.26%, 12/25/2036 (E)	79,490	25,360
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023	29,211	32,341
Series 2004-20C, Class 1
4.34%, 03/01/2024	209,571	229,674
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.78%, 01/25/2033 (E)	2,381	2,285
Series 2003-22A, Class 2A1
2.60%, 06/25/2033 (E)	934,687	925,161
Venture VIII CDO, Ltd. Series 2007-8A, Class A2A 0.50%, 07/22/2021 - 144A (E)	6,000,000	5,804,748
Wood Street CLO BV Series I, Class A 0.60%, 11/22/2021 - Reg S (E)	EUR 8,927,996	11,481,035

Total Asset-Backed Securities (cost $31,399,993)		32,916,437

MUNICIPAL GOVERNMENT OBLIGATIONS - 6.8%
Buckeye Tobacco Settlement Financing Authority (Revenue Bonds) 5.88%, 06/01/2047	$ 600,000	533,166
Chicago Transit Authority (Revenue Bonds)
Class A
6.90%, 12/01/2040	4,900,000	6,294,148
Class B
6.90%, 12/01/2040	2,700,000	3,468,204
Citizens Property Insurance Corp. (Revenue Bonds) 5.00%, 06/01/2020	4,735,000	5,707,001
City of Chicago, IL (General Obligation Unlimited) Series A, Insurer: AGM 4.75%, 01/01/2036	6,930,000	7,295,765
Kentucky State Property & Building Commission (Revenue Bonds) 5.37%, 11/01/2025	100,000	120,299
New York City Transitional Finance Authority Future Tax Secured Revenue (Revenue Bonds) 4.73%, 11/01/2023	100,000	119,930

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Carolina Medical Care Commission 5.00%, 06/01/2035 - 06/01/2042	$ 13,280,000	$ 15,289,069
Port Authority of New York & New Jersey (Revenue Bonds) 4.46%, 10/01/2062	4,100,000	4,298,768
State of California - Build America Bonds (General Obligation Unlimited) 7.50%, 04/01/2034	300,000	432,090
Tobacco Settlement Finance Authority Series A 7.47%, 06/01/2047	1,110,000	966,533
Tobacco Settlement Financing Corp. (Revenue Bonds)
5.50%, 06/01/2026	180,000	191,309
5.88%, 05/15/2039	40,000	40,220
Series 1A
5.00%, 06/01/2041	1,400,000	1,243,816

Total Municipal Government Obligations (cost $41,366,701)		46,000,318

CORPORATE DEBT SECURITIES - 16.5%
Airlines - 0.3%
Continental Airlines, Inc. 6.75%, 09/15/2015 - 144A	2,200,000	2,301,750
Automobiles - 1.5%
Daimler Finance North America LLC 1.30%, 07/31/2015 - 144A	8,200,000	8,259,647
Volkswagen International Finance NV 0.89%, 04/01/2014 - 144A (E)	1,600,000	1,602,859
Capital Markets - 1.8%
Goldman Sachs Group, Inc.
0.53%, 11/15/2014 (E)	EUR 500,000	656,633
6.75%, 10/01/2037	$ 900,000	1,032,550
Morgan Stanley 3.45%, 11/02/2015 (G)	4,200,000	4,400,953
Morgan Stanley, Series EMTN 0.61%, 04/13/2016 (E)	EUR 1,900,000	2,453,528
Morgan Stanley, Series GMTN
6.63%, 04/01/2018	$ 2,000,000	2,397,624
7.30%, 05/13/2019	700,000	876,771
Commercial Banks - 4.0%
Barclays Bank PLC 10.18%, 06/12/2021 - 144A	2,240,000	3,064,544
Cie de Financement Foncier SA 2.50%, 09/16/2015 - 144A	6,000,000	6,234,612
Export-Import Bank of Korea
1.23%, 07/26/2013 - 144A (E)	4,400,000	4,401,452
8.13%, 01/21/2014	3,300,000	3,462,221
HSBC Capital Funding, LP 10.18%, 06/30/2030 - 144A (E) (F) (H)	150,000	217,500
Lloyds TSB Bank PLC 12.00%, 12/16/2024 - 144A (E) (H)	5,300,000	7,155,000
Lloyds TSB Bank PLC, Series MTN 5.80%, 01/13/2020 - 144A	700,000	837,976

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Commercial Banks (continued)
Rabobank Nederland NV 11.00%, 06/30/2019 - 144A (E) (H)	$ 378,000	$ 507,465
SSIF Nevada, LP 0.98%, 04/14/2014 - 144A (E)	500,000	502,841
Wells Fargo & Co. 7.98%, 03/15/2018 (E) (G) (H)	800,000	927,000
Consumer Finance - 0.5%
Ally Financial, Inc. 3.68%, 06/20/2014 (E)	3,100,000	3,161,907
Diversified Financial Services - 4.6%
Bank of America Corp. 7.63%, 06/01/2019	4,000,000	5,121,072
Bank of America Corp., Series GMTN 5.65%, 05/01/2018	3,900,000	4,527,494
Bear Stearns Cos., LLC
5.70%, 11/15/2014	1,900,000	2,043,383
6.40%, 10/02/2017	900,000	1,079,635
7.25%, 02/01/2018	2,100,000	2,615,111
Citigroup, Inc.
0.41%, 03/07/2014 (E)	2,000,000	1,996,226
2.29%, 08/13/2013 (E)	1,200,000	1,206,238
6.00%, 08/15/2017	600,000	706,184
Ford Motor Credit Co., LLC 7.00%, 10/01/2013 (G)	400,000	410,147
JPMorgan Chase & Co.
4.25%, 10/15/2020 (G)	1,900,000	2,128,142
4.40%, 07/22/2020 (G)	200,000	226,576
6.30%, 04/23/2019	900,000	1,107,826
Lehman Brothers Holdings Prod (Escrow shares)
1.00%, 12/30/2016 (E)	200,000	46,750
1.00%, 05/02/2018	500,000	120,625
Lehman Brothers Holdings, Inc. (Escrow shares)
1.00%, 12/30/2016 - 01/24/2049	5,700,000	1,358,000
6.75%, 12/28/2017 (I)	1,700,000	—
Merrill Lynch & Co., Inc., Series EMTN 0.47%, 01/31/2014 (E)	EUR 1,000,000	1,315,791
Merrill Lynch & Co., Inc., Series GMTN 6.40%, 08/28/2017	$ 400,000	470,692
Merrill Lynch & Co., Inc., Series MTN 6.88%, 04/25/2018	3,900,000	4,741,207
Diversified Telecommunication Services - 0.0% (J)
KT Corp. 4.88%, 07/15/2015 - 144A	200,000	214,005
Energy Equipment & Services - 0.3%
NGPL PipeCo LLC 7.12%, 12/15/2017 - 144A (G)	1,800,000	1,874,250
Household Durables - 0.0% (J)
Urbi Desarrollos Urbanos SAB de CV 9.50%, 01/21/2020 - 144A (G)	400,000	122,000
Insurance - 0.3%
American International Group, Inc. 4.25%, 09/15/2014	1,000,000	1,045,938
American International Group, Inc., Series MTN 5.60%, 10/18/2016	1,000,000	1,138,828

	Principal	Value
Metals & Mining - 0.1%
CSN Resources SA 6.50%, 07/21/2020 - 144A (G)	$ 300,000	$ 321,000
Oil, Gas & Consumable Fuels - 1.1%
Gazprom OAO Via GAZ Capital SA
6.51%, 03/07/2022 - Reg S	3,500,000	4,081,875
8.15%, 04/11/2018 - 144A	1,000,000	1,225,000
Gazprom OAO Via GAZ Capital SA, Series EMTN 8.63%, 04/28/2034 - Reg S	1,500,000	2,081,250
Paper & Forest Products - 0.4%
Georgia-Pacific LLC 5.40%, 11/01/2020 - 144A (G)	2,500,000	2,987,968
Tobacco - 0.4%
Altria Group, Inc.
4.13%, 09/11/2015	400,000	430,570
9.70%, 11/10/2018	642,000	900,009
Reynolds American, Inc.
7.63%, 06/01/2016 (G)	200,000	237,520
7.75%, 06/01/2018	1,000,000	1,271,973
Trading Companies & Distributors - 1.2%
International Lease Finance Corp. 7.13%, 09/01/2018 - 144A	6,600,000	7,854,000
Transportation Infrastructure - 0.0% (J)
Korea Expressway Corp. 5.13%, 05/20/2015 - 144A	200,000	214,515

Total Corporate Debt Securities (cost $98,715,246)		111,676,633

COMMERCIAL PAPER - 2.5%
Commercial Banks - 1.2%
Banco Do Brasil SA 0.01%, 06/28/2013 (K)	8,100,000	8,074,795
Diversified Financial Services - 1.3%
Ford Motor Credit Co.
1.00%, 11/01/2013 - 11/22/2013	8,500,000	8,453,784
1.10%, 10/04/2013	100,000	99,523

Total Commercial Paper (cost $16,628,102)		16,628,102

LOAN ASSIGNMENTS - 0.3%
Computers & Peripherals - 0.3%
Dell, Inc. 1st Lien -, 02/28/2014 (F) (L)	1,200,000	1,194,000
Dell, Inc. 2nd Lien -, 02/05/2021 (F) (L)	800,000	796,000

Total Loan Assignments (cost $1,990,000)		1,990,000

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.2%
U.S. Treasury Bill
0.10%, 02/06/2014 (C) (K)	800,000	799,291
0.11%, 04/03/2014 (C) (K)	280,000	279,670

Total Short-Term U.S. Government Obligations (cost $1,078,961)		1,078,961

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.3%
Commercial Banks - 0.3%
Wells Fargo & Co. - Series L, 7.50% (H)	1,600	2,111,600

Total Convertible Preferred Stock (cost $1,384,035)		2,111,600

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Shares	Value
PREFERRED STOCK - 0.1%
Thrifts & Mortgage Finance - 0.1%
DG Funding Trust 144A, 2.53% (E) (F) (I)	119	$ 868,912

Total Preferred Stock (cost $1,265,909)		868,912

	Notional Amount	Value
PURCHASED SWAPTION - 0.1%
Put Option - 0.1%
OTC- If exercised the Fund receives floating 3-month LIBOR, and pays 3.45%, European Style (F) Expires 09/21/2015 Counterparty: RBS	$ 5,000,000	357,063

Total Purchased Swaption (cost $398,542)		357,063

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (K)	8,958,713	8,958,713

Total Securities Lending Collateral (cost $8,958,713)		8,958,713

	Principal	Value
REPURCHASE AGREEMENTS - 2.9%

Barclays Capital, Inc.
0.10% (K), dated 04/26/2013, to be repurchased at $7,200,140 on 05/03/2013. Collateralized by a U.S. Government Agency Obligation, 0.63%, due 10/25/2016, and with a value of $7,498,389.

	$ 7,200,000	$ 7,200,000
Citigroup Global Markets 0.16% (K), dated 04/30/2013, to be repurchased at $11,600,052 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.13%, due 12/31/2015, and with a value of $11,757,362.	11,600,000	11,600,000
State Street Bank & Trust Co. 0.03% (K), dated 04/30/2013, to be repurchased at $868,000 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3%, due 12/01/2026, and with a value of $888,836.	867,999	867,999

Total Repurchase Agreements (cost $19,667,999)		19,667,999

Total Investment Securities (cost $762,350,538) (M)		797,717,132
Other Assets and Liabilities - Net		(122,869,875)

Net Assets		$ 674,847,257

	Principal	Value
TBA SHORT COMMITMENT - (6.5%)
U.S. Government Agency Obligation - (6.5%) (N)
Fannie Mae, TBA, 2.50%	$ (42,000,000)	$ (43,780,000)

Total TBA Short Commitment (proceeds $(43,710,391))		$ (43,780,000)

WRITTEN SWAPTIONS: (O)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Value
Call- OTC 10-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Receive	1.80%	07/29/2013	$ 2,800,000	$ (11,220)	$ (14,972)
Call- OTC 10-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Receive	1.80	07/29/2013	3,900,000	(7,800)	(20,854)
Call- OTC 10-Year Interest Rate Swap	BCLY	3-Month USD LIBOR BBA	Receive	1.80	07/29/2013	1,200,000	(5,040)	(6,417)
Call- OTC 10-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Receive	1.80	07/29/2013	5,000,000	(20,625)	(26,736)
Call- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Receive	0.75	09/03/2013	2,500,000	(1,750)	(2,610)
Call- OTC 5-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Receive	0.75	09/03/2013	15,900,000	(8,885)	(16,600)
Put- OTC 10-Year Interest Rate Swap	GSC	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013	2,800,000	(21,000)	(585)
Put- OTC 10-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013	3,900,000	(24,570)	(815)
Put- OTC 10-Year Interest Rate Swap	BCLY	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013	1,200,000	(9,000)	(251)
Put- OTC 10-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Pay	2.65	07/29/2013	5,000,000	(39,000)	(1,045)
Put- OTC 2-Year Interest Rate Swap	BCLY	6-Month EUR EURIBOR Reuters	Pay	1.15	07/24/2013	EUR 4,300,000	(7,362)	(20)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

WRITTEN SWAPTIONS (continued): (O)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Value
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	1.25%	09/03/2013	$ 2,500,000	$ (6,750)	$ (3,288)
Put- OTC 5-Year Interest Rate Swap	MSC	3-Month USD LIBOR BBA	Pay	1.25	09/03/2013	15,900,000	(40,180)	(20,911)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	1.40	09/03/2013	19,400,000	(68,870)	(11,524)
Put- OTC 5-Year Interest Rate Swap	RBS	3-Month USD LIBOR BBA	Pay	2.50	09/21/2015	21,000,000	(399,000)	(289,656)
Put- OTC 5-Year Interest Rate Swap	CITI	6-Month EUR EURIBOR Reuters	Pay	1.70	07/24/2013	EUR 1,500,000	(6,780)	(29)
Put- OTC 5-Year Interest Rate Swap	RBS	6-Month EUR EURIBOR Reuters	Pay	1.70	07/24/2013	3,800,000	(22,430)	(75)
Put- OTC 5-Year Interest Rate Swap	DUB	6-Month EUR EURIBOR Reuters	Pay	1.70	07/24/2013	3,900,000	(20,336)	(76)
Put- OTC 5-Year Interest Rate Swap	BCLY	6-Month EUR EURIBOR Reuters	Pay	1.70	07/24/2013	11,200,000	(59,935)	(219)

							$ (780,533)	$ (416,683)

CENTRALLY CLEARED SWAP AGREEMENTS: (P)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION: (Q)
Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Currency Code	Notional Amount (R)	Market Value (S)	Premiums Paid	Unrealized (Depreciation)
North America High Yield Index - Series 14	5.00%	06/20/2015	USD	14,016,000	$(1,261,709)	$198,628	$(1,460,337)
North America High Yield Index - Series 15	5.00	12/20/2015	USD	23,424,000	(2,274,080)	755,436	(3,029,516)

					$(3,535,789)	$954,064	$(4,489,853)

INTEREST RATE SWAP AGREEEMENTS - FIXED RATE RECEIVABLE:
Floating Rate Index	Fixed Rate	Maturity Date	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month AUD BBR BBSW	3.50%	03/15/2018	AUD	2,800,000	$30,902	$(6,879)	$37,781
6-Month AUD BBR BBSW	3.75	12/11/2018	AUD	7,800,000	(120,104)	(17,013)	(103,091)
6-Month AUD BBR BBSW	3.75	03/15/2023	AUD	8,900,000	(10,339)	(55,964)	45,625
6-Month EURIBOR	2.00	03/21/2017	EUR	9,900,000	741,937	291,142	450,795

					$642,396	$211,286	$431,110

INTEREST RATE SWAP AGREEEMENTS - FIXED RATE PAYABLE:
Floating Rate Index	Fixed Rate	Maturity Date	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized (Depreciation)
3-Month USD-LIBOR	0.75%	06/19/2017	USD	31,300,000	$(111,387)	$211,501	$(322,888)
3-Month USD-LIBOR	1.40	03/20/2018	USD	29,100,000	(866,244)	(182,794)	(683,450)
6-Month EURIBOR	2.00	09/18/2023	EUR	2,100,000	(118,443)	(27,918)	(90,525)

					$(1,096,074)	$789	$(1,096,863)

OVER THE COUNTER SWAP AGREEMENTS: (O)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (Q)
Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 04/30/13 (T)	Notional Amount (R)	Market Value	Premiums Paid (Received)	Unrealized (Depreciation)
Time Warner, Inc., 5.88%, 11/15/2016	1.19%	03/20/2014	DUB	6.79	$20,000	$(228)	$—	$(228)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (U)
Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (R)	Market Value (S)	Premiums (Received)	Unrealized Appreciation
Dow Jones North America Investment Grade Index - Series 5	0.46%	12/20/2015	MSC	USD	$3,200,000	$5,255	$—	$5,255
North America Investment Grade Index - Series 16	1.00	06/20/2016	BCLY	USD	6,000,000	121,600	(35,859)	157,459

						$126,855	$(35,859)	$162,714

INTEREST RATE SWAP AGREEEMENTS - FIXED RATE RECEIVABLE:
Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month AUD BBR BBSW	3.75%	03/15/2018	DUB	AUD	10,000,000	$229,000	$13,951	$215,049
6-Month AUD BBR BBSW	3.75	03/15/2018	GSC	AUD	5,300,000	121,370	9,627	111,743
6-Month AUD BBR BBSW	5.50	12/15/2017	BCLY	AUD	3,600,000	396,494	(11,185)	407,679
6-Month AUD BBR BBSW (F)	5.50	12/15/2017	DUB	AUD	2,200,000	242,302	(6,106)	248,408
BRL-CDI	7.55	01/02/2015	GSC	BRL	19,700,000	(91,583)	(41,676)	(49,907)
BRL-CDI	7.62	01/02/2015	DUB	BRL	5,500,000	(18,709)	(10,358)	(8,351)
BRL-CDI	7.78	01/02/2015	HSBC	BRL	53,200,000	(96,029)	(29,584)	(66,445)
BRL-CDI	7.80	01/02/2015	MSC	BRL	24,200,000	(39,453)	(4,913)	(34,540)
BRL-CDI	7.92	01/02/2015	BCLY	BRL	1,600,000	(2,143)	(127)	(2,016)
BRL-CDI	8.08	01/02/2015	HSBC	BRL	8,200,000	9,746	11,911	(2,165)
BRL-CDI	8.43	01/02/2015	DUB	BRL	2,400,000	12,278	11,489	789
BRL-CDI	8.49	01/02/2017	BNP	BRL	2,300,000	(3,901)	—	(3,901)
BRL-CDI (F)	8.59	01/02/2017	UBS	BRL	16,700,000	(48,285)	(16,182)	(32,103)
BRL-CDI	8.60	01/02/2017	BCLY	BRL	11,000,000	(24,127)	5,917	(30,044)
BRL-CDI	8.63	01/02/2015	MSC	BRL	10,900,000	77,925	67,372	10,553
BRL-CDI	8.90	01/02/2017	HSBC	BRL	17,800,000	79,329	(15,357)	94,686
BRL-CDI	8.90	01/02/2017	UBS	BRL	6,500,000	19,809	(6,260)	26,069
BRL-CDI (F)	9.11	01/02/2017	BCLY	BRL	5,100,000	20,281	—	20,281
BRL-CDI (F)	9.14	01/02/2017	MSC	BRL	4,200,000	18,271	—	18,271
BRL-CDI (F)	9.21	01/02/2017	DUB	BRL	6,000,000	31,671	8,133	23,538
BRL-CDI (F)	9.93	01/02/2015	MSC	BRL	26,200,000	546,634	7,201	539,433
BRL-CDI	9.93	01/02/2015	UBS	BRL	22,600,000	471,523	11,373	460,150
BRL-CDI (F)	9.94	01/02/2015	GSC	BRL	21,600,000	453,064	—	453,064
BRL-CDI	10.61	01/02/2015	MSC	BRL	10,600,000	295,677	40,252	255,425
MXN TIIE Banxico	7.50	06/02/2021	UBS	MXN	80,200,000	1,132,548	218,219	914,329

						$3,833,692	$263,697	$3,569,995

FUTURES CONTRACTS:
Description	Type	Contracts	Expiration Date	Unrealized (Depreciation)
10-Year U.S. Treasury Note	Short	(6)	06/19/2013	$(10,928)
5-Year U.S. Treasury Note	Short	(34)	06/28/2013	(43,077)
Euro OAT	Short	(25)	06/06/2013	(184,730)

				$(238,735)

FORWARD FOREIGN CURRENCY CONTRACTS: (O)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	BCLY	(194,000)	05/02/2013	$(201,144)	$56
AUD	DUB	(15,907,000)	05/02/2013	(16,288,052)	(200,081)
AUD	UBS	(16,101,000)	06/13/2013	(16,643,604)	7,174
BRL	BOA	(5,036,052)	06/04/2013	(2,505,000)	(1,746)
BRL	GSC	726,495	06/04/2013	357,000	4,620
BRL	HSBC	(870,460)	06/04/2013	(433,000)	(280)
BRL	MSC	726,352	06/04/2013	357,000	4,549

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (O)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
BRL	UBS	(3,112,099)	06/04/2013	$(1,548,000)	$(1,079)
BRL	UBS	2,252,714	06/04/2013	1,122,428	(1,117)
CAD	RBS	(8,082,000)	06/20/2013	(7,849,612)	(163,025)
CNY	BCLY	(8,433,558)	08/05/2013	(1,343,779)	(17,503)
CNY	DUB	2,000,000	08/05/2013	319,285	3,540
CNY	UBS	7,077,510	08/05/2013	1,120,746	21,653
EUR	BCLY	(70,000)	05/02/2013	(91,103)	(1,084)
EUR	BNP	33,401,000	05/02/2013	43,404,599	583,442
EUR	HSBC	(34,072,000)	05/02/2013	(43,826,132)	(1,045,595)
EUR	MSC	741,000	05/02/2013	952,435	23,438
EUR	BNP	(33,401,000)	06/04/2013	(43,414,019)	(583,331)
EUR	JPM	(14,500,000)	06/14/2013	(18,744,186)	(357,192)
EUR	HSBC	(6,000,000)	09/13/2013	(7,531,500)	(378,087)
EUR	JPM	(13,700,000)	09/13/2013	(17,009,920)	(1,050,304)
EUR	JPM	(864,000)	10/11/2013	(1,065,787)	(73,454)
EUR	JPM	(216,000)	10/11/2013	(261,992)	(22,819)
EUR	JPM	1,080,000	10/11/2013	1,405,620	18,432
GBP	DUB	(2,200,000)	06/12/2013	(3,354,981)	(61,433)
GBP	RBS	(5,958,000)	06/12/2013	(9,008,377)	(243,895)
JPY	JPM	(532,687,000)	05/15/2013	(5,444,331)	(20,373)
MXN	HSBC	70,392,024	06/27/2013	5,456,661	312,916
MXN	MSC	(22,349,124)	06/27/2013	(1,834,000)	2,187
MXN	MSC	(23,842,566)	06/27/2013	(1,958,000)	3,779
MXN	UBS	(14,419,469)	06/27/2013	(1,183,000)	1,130
MXN	UBS	(23,852,160)	06/27/2013	(1,958,000)	2,993
MXN	UBS	596,000	06/27/2013	49,066	(215)
NOK	HSBC	15,778,000	05/15/2013	2,854,881	(120,352)

					$(3,353,056)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of April 30, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
BCLY	$486,667	$(380,000)	$106,667
BNP	(3,790)	—	(3,790)
BOA	(1,746)	—	(1,746)
CITI	(29)	—	(29)
DUB	199,173	(280,000)	(80,827)
GSC	471,914	(270,000)	201,914
HSBC	(1,238,352)	669,325	(569,027)
JPM	(1,505,710)	1,289,626	(216,084)
MSC	872,970	(720,000)	152,970
RBS	(339,588)	—	(339,588)
UBS	1,606,134	(1,410,000)	196,134
(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security has been segregated by the custodian with the broker as collateral for centrally cleared swaps. Total value of securities segregated as collateral to cover centrally cleared swaps is $2,347,976.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $158,989.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	All or a portion of this security has been segregated by the custodian with the broker as collateral for open swap, swaptions and/or forward foreign currency contracts. Total value of securities segregated for open swap, swaptions and/or forward foreign currency contracts is $1,958,950.
(D)	Security is subject to dollar roll transactions.
(E)	Floating or variable rate note. Rate is listed as of April 30, 2013.
(F)	Illiquid. Total aggregate market value of illiquid securities is $6,584,156, or 0.98% of the fund’s net assets, and total aggregate market value of illiquid derivatives is $1,263,938, or 0.19% of the fund’s net assets.
(G)	All or a portion of this security is on loan. The value of all securities on loan is $8,776,277. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	The security has a perpetual maturity. The date shown is the next call date.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $868,912, or 0.13% of the fund’s net assets.
(J)	Percentage rounds to less than 0.1%.
(K)	Rate shown reflects the yield at April 30, 2013.
(L)	All or portion of this security represents unsettled loan commitment at April 30, 2013 where the rate will be determined at time of settlement.
(M)	Aggregate cost for federal income tax purposes is $762,350,538. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $40,070,084 and $4,703,490, respectively. Net unrealized appreciation for tax purposes is $35,366,594.
(N)	Cash in the amount of $1,615,000 has been segregated by the broker with the custodian as collateral for open TBA short commitment transactions.
(O)	Cash in the amount of $3,060,000 has been segregated by the broker with the custodian as collateral for open swap, swaptions and/or forward foreign currency contracts.
(P)	Cash in the amount of $320,000 has been segregated by the broker with the custodian as collateral for centrally cleared swaps.
(Q)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(R)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(S)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(T)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(U)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, these securities aggregated $75,825,503, or 11.24% of the fund’s net assets.
AGM	Assured Guaranty Municipal Corporation
BBA	British Bankers’ Association
BBR BBSW	Bank Bill Rate - Bank Bill Swap Reference Rate
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
BP	Basis Point
CDI	Credit Default Index
CDO	Collateralized Debt Obligation
CITI	Citigroup, Inc.
CLO	Collateralized Loan Obligation

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

DEFINITIONS (continued):

DUB	Deutsche Bank AG
EMTN	European Medium Term Note
EURIBOR	Euro InterBank Offered Rate
GMTN	Global Medium Term Note
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
IO	Interest Only
JPM	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MTN	Medium Term Note
MXN TIIE Banxico	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate) (“TIIE”) for MXNde Equilibrio by the Banco de México
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
OAT	Obligations Assimilables du Tresor
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
USD	United States Dollar

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY: (V)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$242,406,427	$—	$242,406,427
U.S. Government Agency Obligations	—	191,620,172	—	191,620,172
Foreign Government Obligations	—	60,452,330	—	60,452,330
Mortgage-Backed Securities	—	60,983,465	—	60,983,465
Asset-Backed Securities	—	32,916,437	—	32,916,437
Municipal Government Obligations	—	46,000,318	—	46,000,318
Corporate Debt Securities
Airlines	—	2,301,750	—	2,301,750
Automobiles	—	9,862,506	—	9,862,506
Capital Markets	—	11,818,059	—	11,818,059
Commercial Banks	—	27,310,611	—	27,310,611
Consumer Finance	—	3,161,907	—	3,161,907
Diversified Financial Services	—	31,221,099	0	31,221,099
Diversified Telecommunication Services	—	214,005	—	214,005
Energy Equipment & Services	—	1,874,250	—	1,874,250
Household Durables	—	122,000	—	122,000
Insurance	—	2,184,766	—	2,184,766
Metals & Mining	—	321,000	—	321,000
Oil, Gas & Consumable Fuels	—	7,388,125	—	7,388,125
Paper & Forest Products	—	2,987,968	—	2,987,968
Tobacco	—	2,840,072	—	2,840,072
Trading Companies & Distributors	—	7,854,000	—	7,854,000
Transportation Infrastructure	—	214,515	—	214,515
Commercial Paper	—	16,628,102	—	16,628,102
Loan Assignments	—	1,990,000	—	1,990,000
Short-Term U.S. Government Obligations	—	1,078,961	—	1,078,961
Convertible Preferred Stock	2,111,600	—	—	2,111,600
Preferred Stock
Thrifts & Mortgage Finance	—	—	868,912	868,912
Purchased Swaption	—	357,063	—	357,063
Securities Lending Collateral	8,958,713	—	—	8,958,713
Repurchase Agreements	—	19,667,999	—	19,667,999
Total Investment Securities	$11,070,313	$785,777,907	$868,912	$797,717,132

Derivative Financial Instruments
Credit Default Swap Agreements	$—	$162,714	$—	$162,714
Forward Foreign Currency Contracts	—	989,909	—	989,909
Interest Rate Swap Agreements	534,201	3,799,467	—	4,333,668
Total Derivative Financial Instruments	$534,201	$4,952,090	$—	$5,486,291

Other Assets (W)
Foreign Currency	$850,741	$—	$—	$850,741
Total Other Assets	$850,741	$—	$—	$850,741

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY (continued): (V)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
TBA Short Commitments
U.S. Government Agency Obligations	$—	$(43,780,000)	$—	$(43,780,000)
Total TBA Short Commitments	$—	$(43,780,000)	$—	$(43,780,000)

Derivative Financial Instruments
Credit Default Swap Agreements (X)	$(4,489,853)	$(228)	$—	$(4,490,081)
Forward Foreign Currency Contracts (X)	—	(4,342,965)	—	(4,342,965)
Futures Contracts (X)	(238,735)	—	—	(238,735)
Interest Rate Swap Agreements (X)	(1,199,954)	(229,472)	—	(1,429,426)
Written Swaptions	—	(416,683)	—	(416,683)
Total Derivative Financial Instruments	$(5,928,542)	$(4,989,348)	$—	$(10,917,890)

Other Liabilities (W)
Cash Deposit due to Broker	$—	$(4,995,000)	$—	$(4,995,000)
Collateral for Securities on Loan	—	(8,958,713)	—	(8,958,713)
Total Other Liabilities	$—	$(13,953,713)	$—	$(13,953,713)

(V)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(W)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.
(X)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (Y)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2013 (Z)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2013 (Y)
Preferred Stocks	$873,003	$—	$—	$—	$—	$(4,091)	$—	$—	$868,912	$(4,091)
Corporate Debt	0	—	—	—	—	—	—	—	0	—
Total	$873,003	$—	$—	$—	$—	$(4,091)	$—	$—	$868,912	$(4,091)

(Y)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(Z)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Value

SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 2.5%
United States - 2.5%
U.S. Treasury Bill 0.05%, 07/25/2013 (A)	$ 10,000,000	$ 9,998,938

Total Short-Term U.S. Government Obligation (cost $9,998,938)		9,998,938

	Shares	Value
COMMON STOCKS - 86.0%
France - 3.4%
Sanofi	86,950	9,529,426
Vivendi SA	185,000	4,190,536
Germany - 0.7%
Lanxess AG	38,000	2,767,440
Hong Kong - 12.2%
Cheung Kong Holdings, Ltd.	1,009,153	15,215,028
Henderson Land Development Co., Ltd.	1,884,727	13,685,865
Hutchison Whampoa, Ltd.	1,320,888	14,323,528
Wheelock & Co., Ltd.	1,087,000	6,072,235
Japan - 8.2%
Daiwa Securities Group, Inc.	690,000	6,108,324
Mitsui Fudosan Co., Ltd.	234,462	7,960,909
Toyota Industries Corp.	460,107	18,784,694
Korea, Republic of - 3.1%
POSCO - ADR	174,261	12,545,049
Sweden - 2.5%
Investor AB - Class B	342,350	10,089,237
Switzerland - 2.8%
Pargesa Holding SA	163,000	11,359,862
United Kingdom - 1.7%
Segro PLC - REIT	1,633,400	6,759,212
United States - 51.4%
Alamo Group, Inc. (B)	18,983	760,649
Alleghany Corp. (C)	20,200	7,953,548
Allscripts Healthcare Solutions, Inc. (C)	95,000	1,314,800
Apache Corp.	56,500	4,174,220
Applied Materials, Inc. - Class A	839,461	12,180,579
AVX Corp.	819,541	9,269,009
Bank of New York Mellon Corp.	570,052	16,086,867
Bristow Group, Inc.	97,685	6,173,692
Brookfield Asset Management, Inc. - Class A (B)	480,036	18,524,589
Brookfield Property Partners, LP (B) (C)	26,692	589,359
Capital Southwest Corp.	19,256	2,266,239
Comerica, Inc. - Class A (B)	338,000	12,252,500
Devon Energy Corp. - Class A	263,000	14,480,780

	Shares	Value
United States (continued)
Electronics for Imaging, Inc. - Class B (C)	247,436	$ 6,611,490
EnCana Corp.	367,000	6,771,150
Forest City Enterprises, Inc. - Class A (B) (C)	539,836	10,078,738
Haemonetics Corp. (B) (C)	42,000	1,617,000
Intel Corp.	370,961	8,884,516
Investment Technology Group, Inc. (C)	324,815	3,537,235
KeyCorp	1,140,000	11,365,800
Leucadia National Corp.	296,000	9,143,440
Lowe’s Cos., Inc.	109,000	4,187,780
NVIDIA Corp.	380,000	5,232,600
SEACOR Holdings, Inc.	39,870	2,875,026
Symantec Corp. (C)	205,000	4,981,500
Tejon Ranch Co. (B) (C)	86,299	2,518,205
Tellabs, Inc.	941,479	1,948,862
Westwood Holdings Group, Inc. (B)	99,253	4,337,356
Weyerhaeuser Co. - REIT	205,000	6,254,550
White Mountains Insurance Group, Ltd.	18,000	10,409,580

Total Common Stocks (cost $356,389,145)		346,173,004

SECURITIES LENDING COLLATERAL - 2.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (A)	11,175,272	11,175,272

Total Securities Lending Collateral (cost $11,175,272)		11,175,272

	Principal	Value
REPURCHASE AGREEMENT - 12.0%
State Street Bank & Trust Co. 0.03% (A), dated 04/30/2013, to be repurchased at $48,389,232 on 05/01/2013. Collateralized by U.S. Government Agency Obligations, 2.42% - 3.50%, due 04/01/2034 - 11/25/2038, and with a total value of $49,357,386.	$ 48,389,192	48,389,192

Total Repurchase Agreement (cost $48,389,192)		48,389,192

Total Investment Securities (cost $425,952,547) (D)		415,736,406
Other Assets and Liabilities - Net		(13,183,575)

Net Assets		$ 402,552,831

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Real Estate Management & Development	18.0%	$74,644,928
Capital Markets	7.8	32,336,021
Diversified Financial Services	7.4	30,592,539
Semiconductors & Semiconductor Equipment	6.3	26,297,695
Oil, Gas & Consumable Fuels	6.1	25,426,150
Commercial Banks	5.7	23,618,300
Auto Components	4.5	18,784,694
Insurance	4.4	18,363,128

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities	Value
Industrial Conglomerates	3.4%	$14,323,528
Real Estate Investment Trusts	3.1	13,013,762
Metals & Mining	3.0	12,545,049
Pharmaceuticals	2.3	9,529,426
Electronic Equipment & Instruments	2.2	9,269,009
Energy Equipment & Services	2.2	9,048,718
Computers & Peripherals	1.6	6,611,490
Software	1.2	4,981,500
Media	1.0	4,190,536
Specialty Retail	1.0	4,187,780
Chemicals	0.7	2,767,440
Communications Equipment	0.5	1,948,862
Health Care Equipment & Supplies	0.4	1,617,000
Health Care Technology	0.3	1,314,800
Machinery	0.2	760,649

Investment Securities, at Value	83.3	346,173,004
Short-Term Investments	16.7	69,563,402

Total Investments	100.0%	$415,736,406

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at April 30, 2013.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $10,921,947. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Non-income producing security.
(D)	Aggregate cost for federal income tax purposes is $425,952,547. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $39,912,179 and $50,128,320, respectively. Net unrealized depreciation for tax purposes is $10,216,141.

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Short-Term U.S. Government Obligation	$—	$9,998,938	$—	$9,998,938
Common Stocks	219,326,708	126,846,296	—	346,173,004
Securities Lending Collateral	11,175,272	—	—	11,175,272
Repurchase Agreement	—	48,389,192	—	48,389,192
Total Investment Securities	$230,501,980	$185,234,426	$—	$415,736,406

Other Assets (F)
Foreign Currency	$200,950	$—	$—	$200,950
Total Other Assets	$200,950	$—	$—	$200,950

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Other Liabilities (F)
Collateral for Securities on Loan	$—	$(11,175,272)	$—	$(11,175,272)
Total Other Liabilities	$—	$(11,175,272)	$—	$(11,175,272)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2013

(unaudited)

	Transamerica Arbitrage Strategy	Transamerica Bond	Transamerica Core Bond	Transamerica Developing Markets Equity
Assets:
Investment securities, at value	$89,643,027	$877,127,240	$1,245,598,272	$548,284,749
Repurchase agreements, at value	12,584,167	28,553,125	16,855,795	20,906,806
Cash on deposit with broker	31,226,938	—	—	—
Cash	97,872	19,680	2,654	—
Foreign currency, at value	25	128,666	—	198,915
Unrealized appreciation on forward foreign currency contracts	38,032	—	—	—
Unrealized appreciation on swap agreements	155,667	—	—	—
Receivables:
Shares of beneficial interest sold	102	224,883	5,558	2,141
Investment securities sold	1,799,231	271,183	49,878,665	558,087
Interest	44	9,842,724	5,745,132	18
Dividends	—	161,421	—	995,454
Dividend reclaims	1,872	—	—	5,363
Securities lending income (net)	—	26,792	8,860	14,573
Prepaid expenses	570	2,184	5,366	2,221
Total assets	135,547,547	916,357,898	1,318,100,302	570,968,327
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	648	208,533	669,283	26,364
Investment securities purchased	4,771,369	7,902,745	790,343	1,194,667
When-issued securities purchased	—	—	124,000	—
Management and advisory fees	87,959	457,147	484,389	525,277
Dividends from securities sold short	46,217	—	—	—
Transfer agent fees	702	5,402	8,558	3,510
Trustees fees	310	1,736	6,788	533
Administration fees	2,340	18,009	28,526	11,699
Capital gains tax	—	—	—	289,943
Other	65,736	31,501	108,646	87,553
Collateral for securities on loan	—	95,689,384	75,077,741	41,420,121
Written options, at value	169,598	—	—	—
Securities sold short, at value	28,127,358	—	—	—
Unrealized depreciation on forward foreign currency contracts	149,342	—	—	—
Unrealized depreciation on swap agreements	134,769	—	—	—
Total liabilities	33,556,348	104,314,457	77,298,274	43,559,667
Net assets	$101,991,199	$812,043,441	$1,240,802,028	$527,408,660
Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$104,612,544	$716,227,673	$1,141,218,660	$497,655,695
Undistributed (accumulated) net investment income (loss)	(260,330)	2,311,759	92,392	495,511
Undistributed (accumulated) net realized gain (loss) from investment securities, investments sold short, written option contracts, swap agreements and foreign currency transactions	(1,248,620)	4,341,441	26,398,800	2,594,448
Net unrealized appreciation (depreciation) on:
Investment securities	1,217,247	89,137,929	73,092,176	26,701,422
Options written	2,967	—	—	—
Swap agreements	20,898	—	—	—
Translation of assets and liabilities denominated in foreign currencies	(117,006)	24,639	—	(38,416)
Investments sold short	(2,236,501)	—	—	—
Net assets	$101,991,199	$812,043,441	$1,240,802,028	$527,408,660
Shares outstanding	10,340,834	73,470,877	115,458,631	46,302,101
Net asset value and offering price per share	$9.86	$11.05	$10.75	$11.39
Investment securities, at cost	$88,425,780	$787,989,311	$1,172,506,096	$521,293,384
Repurchase agreements, at cost	$12,584,167	$28,553,125	$16,855,795	$20,906,806
Foreign currency, at cost	$25	$129,069	$—	$236,712
Securities loaned, at value	$—	$93,731,997	$73,549,621	$39,765,713
Premium received on written option and swaption contracts	$172,565	$—	$—	$—
Proceeds received from securities sold short	$25,890,857	$—	$—	$—

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2013

(unaudited)

	Transamerica Global Real Estate Securities	Transamerica Growth	Transamerica International	Transamerica International Equity Opportunities	Transamerica International Small Cap
Assets:
Investment securities, at value	$210,295,158	$627,048,039	$386,980,011	$252,601,756	$389,449,617
Repurchase agreements, at value	2,029,108	5,212,300	13,817,958	2,949,747	10,843,831
Foreign currency, at value	41,222	—	104,730	113,762	2,535,005
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	375
Receivables:
Shares of beneficial interest sold	6,431	4,337	1,416	1,948	1,791
Investment securities sold	26,059	5,822,653	448,043	338,252	1,720,793
Interest	2	4	12	2	9
Dividends	370,406	190,454	1,031,237	1,011,899	1,287,134
Dividend reclaims	74,418	23,464	449,491	260,521	113,937
Securities lending income (net)	3,819	6,690	40,559	19,641	19,141
Prepaid expenses	504	2,090	1,180	1,062	1,272
Total assets	212,847,127	638,310,031	402,874,637	257,298,590	405,972,905
Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	17,475	65,180	31,173	18,087	19,350
Investment securities purchased	520,325	5,821,412	2,098,622	145	3,868,294
Management and advisory fees	138,550	404,987	297,583	184,308	352,959
Transfer agent fees	773	874	2,314	—	2,505
Trustees fees	354	1,476	694	389	454
Administration fees	4,330	13,051	7,712	5,120	8,349
Capital gains tax	—	—	—	—	179,915
Other	23,921	33,683	18,070	64,731	31,510
Collateral for securities on loan	14,556,014	41,402,577	51,578,978	24,703,774	21,211,883
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	123
Total liabilities	15,261,742	47,743,240	54,035,146	24,976,554	25,675,342
Net assets	$197,585,385	$590,566,791	$348,839,491	$232,322,036	$380,297,563
Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$218,785,958	$377,988,454	$424,410,300	$214,195,032	$329,076,692
Undistributed (accumulated) net investment income (loss)	(11,623,658)	(110,604)	1,388,922	1,818,999	(1,991,765)
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(69,398,875)	22,470,250	(157,294,116)	2,141,553	(4,844,485)
Net unrealized appreciation (depreciation) on:
Investment securities	59,828,444	190,218,691	80,340,854	14,170,412	58,060,416
Translation of assets and liabilities denominated in foreign currencies	(6,484)	—	(6,469)	(3,960)	(3,295)
Net assets	$197,585,385	$590,566,791	$348,839,491	$232,322,036	$380,297,563
Shares outstanding	13,853,499	43,671,871	35,167,818	29,320,578	43,270,881
Net asset value and offering price per share	$14.26	$13.52	$9.92	$7.92	$8.79
Investment securities, at cost	$150,466,714	$436,829,348	$306,639,157	$238,431,344	$331,209,287
Repurchase agreements, at cost	$2,029,108	$5,212,300	$13,817,958	$2,949,747	$10,843,831
Foreign currency, at cost	$41,227	$—	$103,837	$113,273	$2,511,454
Securities loaned, at value	$14,055,586	$40,311,048	$49,303,916	$23,545,725	$20,122,909

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2013

(unaudited)

	Transamerica International Value Opportunities	Transamerica Long/Short Strategy	Transamerica Mid Cap Value	Transamerica Real Return TIPS	Transamerica Select Equity
Assets:
Investment securities, at value	$276,900,001	$121,830,151	$247,466,237	$792,663,041	$1,345,373,296
Repurchase agreements, at value	7,693,807	58,571	8,763,894	320,265	43,211,765
Cash on deposit with broker	—	89,688,471	—	—	—
Foreign currency, at value	74,580	—	—	467,393	—
Unrealized appreciation on forward foreign currency contracts	1,036,465	—	—	1,371,208	—
Unrealized appreciation on swap agreements	—	—	—	886,479	—
Premium paid on swap agreements	—	—	—	430,534	—
Variation Margin	—	—	—	225,760	—
Receivables:
Shares of beneficial interest sold	2,441	110	1,248	2,634	93,479
Investment securities sold	904,017	2,668,636	666,480	7,292,503	5,084,287
Interest	6	—	7	2,306,672	36
Dividends	1,071,376	72,124	139,690	—	827,015
Dividend reclaims	280,543	703	—	—	260,021
Securities lending income (net)	6,897	—	3,102	1,266	152
Prepaid expenses	1,164	440	781	1,516	5,850
Total assets	287,971,297	214,319,206	257,041,439	805,969,271	1,394,855,901
Liabilities:
Due to custodian	—	—	—	173,381	—
Cash collateral due to broker	—	—	—	1,427,000	—
Premium received on swap agreements	—	—	—	111,190	—
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	22,980	—	24,017	270,436	71,870
Investment securities purchased	498,784	2,665,797	1,440,383	2,661,216	2,994,907
Management and advisory fees	239,335	138,543	173,017	382,250	879,213
Dividends from securities sold short	—	60,847	—	—	—
Transfer agent fees	1,727	799	1,580	4,074	9,265
Trustees fees	516	181	465	5,617	2,778
Administration fees	5,757	2,664	5,266	14,267	30,884
Interest payable	—	—	—	13,283	—
Deferred income for dollar rolls	—	—	—	224,007	—
Other	31,794	25,290	15,726	87,531	34,294
Collateral for securities on loan	24,326,381	—	19,171,213	30,141,086	12,012,686
Payable for funds borrowed	—	—	—	124,344,403	—
Securities sold short, at value	—	92,895,785	—	—	—
Written options and swaptions at value	—	—	—	365,471	—
Reverse repurchase agreements, at value	—	—	—	32,401,875	—
Unrealized depreciation on forward foreign currency contracts	569,889	—	—	2,152,576	—
Unrealized depreciation on swap agreements	—	—	—	394,633	—
Total liabilities	25,697,163	95,789,906	20,831,667	195,174,296	16,035,897
Net assets	$262,274,134	$118,529,300	$236,209,772	$610,794,975	$1,378,820,004
Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$221,207,614	$125,287,354	$161,458,414	$541,948,662	$1,083,416,459
Undistributed (accumulated) net investment income (loss)	1,235,653	(1,716,443)	576,831	4,791,827	635,048
Undistributed (accumulated) net realized gain (loss) from investment securities, futures, written option and swaption contracts, swap agreements, foreign currency transactions and securities sold short	5,664,721	(8,645,056)	3,524,386	20,232,411	36,849,138
Net unrealized appreciation (depreciation) on:
Investment securities	33,695,872	17,431,690	70,650,141	44,060,218	257,919,359
Futures contracts	—	—	—	327,269	—
Options written	—	—	—	656,133	—
Swap agreements	—	—	—	(474,183)	—
Translation of assets and liabilities denominated in foreign currencies	470,274	—	—	(747,362)	—
Securities sold short	—	(13,828,245)	—	—	—
Net assets	$262,274,134	$118,529,300	$236,209,772	$610,794,975	$1,378,820,004
Shares outstanding	27,715,900	13,837,550	15,856,262	55,474,497	107,636,383
Net asset value and offering price per share	$9.46	$8.57	$14.90	$11.01	$12.81
Investment securities, at cost	$243,204,129	$104,398,461	$176,816,096	$748,320,700	$1,087,453,937
Repurchase agreements, at cost	$7,693,807	$58,571	$8,763,894	$320,265	$43,211,765
Foreign currency, at cost	$74,166	$—	$—	$466,401	$—
Securities loaned, at value	$23,307,708	$—	$18,699,742	$29,535,449	$11,738,158
Premium received on written option and swaption contracts	$—	$—	$—	$1,021,604	$—
Proceeds received from securities sold short	$—	$79,067,540	$—	$—	$—
Reverse repurchase agreement, at cost	$—	$—	$—	$32,401,875	$—

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At April 30, 2013

(unaudited)

	Transamerica Total Return	Transamerica Value
Assets:
Investment securities, at value	$778,049,133	$367,347,214
Repurchase agreements, at value	19,667,999	48,389,192
Foreign currency, at value	850,741	200,950
Unrealized appreciation on forward foreign currency contracts	989,909	—
Unrealized appreciation on swap agreements	4,496,382	—
Premium paid on swap agreements	1,862,152	—
Receivables:
Shares of beneficial interest sold	5,736	936
Investment securities sold	35,654,670	3,153
Interest	4,441,393	40
Dividends	—	488,372
Dividend reclaims	—	78,118
Securities lending income (net)	1,563	2,476
Variation margin	3,753,990	—
Prepaid expenses	1,988	1,361
Total assets	849,775,656	416,511,812
Liabilities:
Cash collateral due to broker	4,995,000	—
Premium received on swap agreements	468,178	—
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	876,875	15,241
Investment securities purchased	104,691,836	2,467,299
Management and advisory fees	405,401	277,023
Transfer agent fees	4,045	2,597
Trustees fees	2,194	528
Administration fees	15,375	8,657
Other	51,627	12,364
Collateral for securities on loan	8,958,713	11,175,272
Written options and swaptions, at value	416,683	—
TBA Short Commitments, at value	43,780,000	—
Unrealized depreciation on forward foreign currency contracts	4,342,965	—
Unrealized depreciation on swap agreements	5,919,507	—
Total liabilities	174,928,399	13,958,981
Net assets	$674,847,257	$402,552,831
Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$635,081,969	$488,772,435
Undistributed net investment income	593,308	1,076,776
Undistributed (accumulated) net realized gain (loss) from investment securities, futures, TBA short commitments, written swaption contracts, swap agreements and foreign currency transactions	8,532,799	(77,075,872)
Net unrealized appreciation (depreciation) on:
Investment securities	35,366,594	(10,216,141)
Futures contracts	(238,735)	—
Options written	363,850	—
Swap agreements	(1,423,125)	—
Translation of assets and liabilities denominated in foreign currencies	(3,359,794)	(4,367)
TBA short commitments	(69,609)	—
Net assets	$674,847,257	$402,552,831
Shares outstanding	61,851,764	15,510,806
Net asset value and offering price per share	$10.91	$25.95
Investment securities, at cost	$742,682,539	$377,563,355
Repurchase agreements, at cost	$19,667,999	$48,389,192
Foreign currency, at cost	$863,609	$199,740
Securities loaned, at value	$8,776,277	$10,921,947
Premium received on written option and swaption contracts	$780,533	$—
Proceeds received from TBA Short Commitments	$43,710,391	$—

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF OPERATIONS

For the period ended April 30, 2013

(unaudited)

	Transamerica Arbitrage Strategy	Transamerica Bond	Transamerica Core Bond	Transamerica Developing Markets Equity
Investment Income:
Dividend income	$757,708	$1,145,463	$—	$3,607,912
Interest income	892	18,677,685	25,324,753	3,794
Withholding taxes on foreign income	(5,854)	(36,552)	—	(168,250)
Securities lending income (net)	—	161,753	67,815	80,886
Total investment income	752,746	19,948,349	25,392,568	3,524,342

Expenses:
Management and advisory	573,820	2,487,217	3,017,056	2,471,152
Transfer agent	4,211	29,371	54,143	16,446
Printing and shareholder reports	5,186	35,988	78,678	17,438
Custody	170,810	64,783	206,938	427,766
Administration	14,036	97,903	180,475	54,819
Legal	1,725	10,646	28,059	4,821
Audit and tax	9,499	9,398	10,091	30,461
Trustees	1,040	6,855	15,178	3,460
Dividends and interest on securities sold short	190,812	—	—	—
Other	991	4,847	13,388	2,855
Total expenses	972,130	2,747,008	3,604,006	3,029,218
Expenses recaptured or (reimbursed)/(waived)	(79,490)	—	—	—
Total expenses recaptured or (reimbursed)/(waived)	(79,490)	—	—	—
Net expenses	892,640	2,747,008	3,604,006	3,029,218
Net investment income (loss)	(139,894)	17,201,341	21,788,562	495,124

Net realized gain (loss) on transactions from:
Investment securities	164,238	4,255,468	26,399,947	7,597,309	(A)
Written option contracts	270,008	—	—	—
Securities sold short	(40,963)	—	—	—
Swap agreements	10,795	—	—	—
Foreign currency transactions	698,359	86,401	—	(87,712)
Total realized gain (loss)	1,102,437	4,341,869	26,399,947	7,509,597

Net change in unrealized appreciation (depreciation) on:
Investment securities	3,517,022	31,907,482	(30,216,603)	5,750,303	(B)
Written option contracts	12,021	—	—	—
Swap agreements	(9,823)	—	—	—
Translation of assets and liabilities denominated in foreign currencies	(613,188)	5,290	—	131,172
Securities sold short	(1,236,223)	—	—	—
Net change in unrealized appreciation (depreciation)	1,669,809	31,912,772	(30,216,603)	5,881,475
Net realized and change in unrealized gain (loss)	2,772,246	36,254,641	(3,816,656)	13,391,072
Net increase (decrease) in net assets resulting from operations	$2,632,352	$53,455,982	$17,971,906	$13,886,196

(A)	Net of foreign capital gains tax of $6,765.

(B)	Net of foreign capital gains tax of $289,943.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2013

(unaudited)

	Transamerica Global Real Estate Securities	Transamerica Growth	Transamerica International	Transamerica International Equity Opportunities	Transamerica International Small Cap
Investment Income:
Dividend income	$2,725,517	$3,717,665	$4,330,826	$3,156,055	$3,262,244
Interest income	411	673	959	511	2,344
Withholding taxes on foreign income	(122,314)	(49,248)	(438,107)	(261,947)	(215,567)
Securities lending income (net)	22,138	39,142	109,986	50,367	112,993
Total investment income	2,625,752	3,708,232	4,003,664	2,944,986	3,162,014

Expenses:
Management and advisory	699,913	2,180,320	1,580,080	961,216	1,702,911
Transfer agent	6,562	21,036	12,279	8,010	12,034
Printing and shareholder reports	6,995	24,578	13,828	7,183	11,824
Custody	81,387	46,985	88,918	106,137	148,377
Administration	21,872	70,120	40,928	26,700	40,114
Legal	2,295	8,075	4,427	4,419	3,428
Audit and tax	11,369	8,008	9,610	8,788	9,261
Trustees	1,514	5,100	2,876	1,875	2,683
Registration	3,576	7,307	—	—	—
Other	1,517	4,333	2,089	1,459	2,023
Total expenses	837,000	2,375,862	1,755,035	1,125,787	1,932,655
Net investment income	1,788,752	1,332,370	2,248,629	1,819,199	1,229,359

Net realized gain (loss) on transactions from:
Investment securities	6,996,605	25,410,123	13,196,185	3,075,842	(2,116,806	)(A)
Foreign currency transactions	(32,863)	(5,814)	(185,881)	9,843	(163,396)
Total realized gain (loss)	6,963,742	25,404,309	13,010,304	3,085,685	(2,280,202)

Net change in unrealized appreciation (depreciation) on:
Investment securities	21,031,468	41,016,570	20,029,011	20,436,984	41,522,673	(B)
Translation of assets and liabilities denominated in foreign currencies	(3,819)	362	3,938	5,377	22,908
Net change in unrealized appreciation (depreciation)	21,027,649	41,016,932	20,032,949	20,442,361	41,545,581
Net realized and change in unrealized gain	27,991,391	66,421,241	33,043,253	23,528,046	39,265,379
Net increase in net assets resulting from operations	$29,780,143	$67,753,611	$35,291,882	$25,347,245	$40,494,738

(A)	Net of foreign capital gains tax of $17,082.

(B)	Net of foreign capital gains tax of $179,915.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2013

(unaudited)

	Transamerica International Value Opportunities	Transamerica Long/Short Strategy	Transamerica Mid Cap Value	Transamerica Real Return TIPS	Transamerica Select Equity
Investment Income:
Dividend income	$2,900,082	$1,125,129	$2,357,923	$—	$15,534,037
Interest income	1,473	59,111	862	7,300,933	5,944
Withholding taxes on foreign income	(236,990)	(660)	(3,948)	—	(307,473)
Securities lending income (net)	54,582	—	19,383	15,560	74,898
Total investment income	2,719,147	1,183,580	2,374,220	7,316,493	15,307,406

Expenses:
Management and advisory	1,282,486	687,654	896,296	2,695,969	4,550,230
Transfer agent	9,247	3,967	8,170	30,744	47,771
Printing and shareholder reports	8,423	4,049	9,842	51,950	61,111
Custody	134,588	42,918	16,923	156,570	57,879
Administration	30,822	13,224	27,234	102,481	159,238
Legal	3,170	1,326	2,999	20,494	17,361
Audit and tax	11,073	8,304	7,674	11,703	9,490
Trustees	2,199	897	1,905	9,868	11,160
Interest	—	—	—	116,807	—
Dividends and interest on securities sold short	—	1,209,006	—	—	—
Other	1,684	716	1,467	9,250	9,774
Total expenses	1,483,692	1,972,061	972,510	3,205,836	4,924,014
Net investment income (loss)	1,235,455	(788,481)	1,401,710	4,110,657	10,383,392

Net realized gain (loss) on transactions from:
Investment securities	6,754,965	4,883,374	7,279,867	23,716,745	38,661,932
Futures contracts	—	—	—	22,458	—
Written option and swaption contracts	—	—	—	809,300	—
Securities sold short	—	(838,250)	—	—	—
Swap agreements	—	—	—	670,163	—
Foreign currency transactions	510,703	(189)	—	1,029,452	—
Total realized gain (loss)	7,265,668	4,044,935	7,279,867	26,248,118	38,661,932

Net change in unrealized appreciation (depreciation) on:
Investment securities	15,840,116	13,189,739	23,373,510	(22,778,129)	138,594,765
Futures contracts	—	—	—	254,149	—
Written option and swaption contracts	—	—	—	533,611	—
Swap agreements	—	—	—	(575,456)	—
Translation of assets and liabilities denominated in foreign currencies	24,261	4	—	(330,212)	—
Securities sold short	—	(11,342,852)	—	—	—
Net change in unrealized appreciation (depreciation)	15,864,377	1,846,891	23,373,510	(22,896,037)	138,594,765
Net realized and change in unrealized gain	23,130,045	5,891,826	30,653,377	3,352,081	177,256,697
Net increase in net assets resulting from operations	$24,365,500	$5,103,345	$32,055,087	$7,462,738	$187,640,089

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF OPERATIONS (continued)

For the period ended April 30, 2013

(unaudited)

	Transamerica Total Return	Transamerica Value
Investment Income:
Dividend income	$75,555	$3,943,686
Interest income	8,774,978	8,792
Withholding taxes on foreign income	—	(189,075)
Securities lending income (net)	19,187	40,838
Total investment income	8,869,720	3,804,241

Expenses:
Management and advisory	2,403,572	1,345,260
Transfer agent	27,417	12,612
Printing and shareholder reports	35,940	13,460
Custody	134,361	39,641
Administration	91,391	42,039
Legal	12,131	3,904
Audit and tax	11,629	8,349
Trustees	6,860	2,856
Interest	167	—
Other	5,159	2,087
Total expenses	2,728,627	1,470,208
Net investment income	6,141,093	2,334,033

Net realized gain (loss) on transactions from:
Investment securities	3,815,972	5,949,769
Futures contracts	48,604	—
Written swaption contracts	802,347	—
Swap agreements	2,454,576	—
Foreign currency transactions	1,946,762	106,124
Total realized gain (loss)	9,068,261	6,055,893
Net change in unrealized appreciation (depreciation) on:
Investment securities	5,572,535	40,244,867
Futures contracts	(182,300)	—
Written option and swaption contracts	146,369	—
Swap agreements	(4,957,130)	—
Translation of assets and liabilities denominated in foreign currencies	(2,495,627)	(121)
TBA short commitments	(39,038)	—
Net change in unrealized appreciation (depreciation)	(1,955,191)	40,244,746
Net realized and change in unrealized gain	7,113,070	46,300,639
Net increase in net assets resulting from operations	$13,254,163	$48,634,672

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica Arbitrage Strategy		Transamerica Bond		Transamerica Core Bond
	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012
From operations:
Net investment income (loss)	$(139,894)	$(1,541,669)	$17,201,341	$27,747,203	$21,788,562	$66,626,214
Net realized gain from investment securities, securities sold short, written option contracts, swap agreements and foreign currency transactions	1,102,437	2,014,760	4,341,869	10,458,530	26,399,947	20,750,252
Net change in unrealized appreciation (depreciation) on investment securities, securities sold short, written option contracts, swap agreements and foreign currency translations	1,669,809	(3,364,445)	31,912,772	42,670,013	(30,216,603)	42,750,427
Net increase (decrease) in net assets resulting from operations	2,632,352	(2,891,354)	53,455,982	80,875,746	17,971,906	130,126,893

Distributions to shareholders:
From net investment income	(528,051)	—	(20,586,200)	(33,833,794)	(30,670,292)	(75,049,698)
From net realized gains	(2,253,105)	(1,455,777)	(6,746,182)	(25,612,128)	(5,785,007)	—
Total distributions to shareholders	(2,781,156)	(1,455,777)	(27,332,382)	(59,445,922)	(36,455,299)	(75,049,698)

Capital share transactions:
Proceeds from shares sold	5,066,028	52,695,854	100,792,946	244,593,392	9,366,034	258,804,515
Dividends and distributions reinvested	2,781,156	1,455,702	27,332,382	59,445,922	36,455,299	75,049,698
Cost of shares redeemed	(22,010,052)	(57,709,092)	(79,285,283)	(50,729,525)	(665,729,846)	(718,520,386)
Net increase (decrease) in net assets resulting from capital shares transactions	(14,162,868)	(3,557,536)	48,840,045	253,309,789	(619,908,513)	(384,666,173)
Net increase (decrease) in net assets	(14,311,672)	(7,904,667)	74,963,645	274,739,613	(638,391,906)	(329,588,978)

Net assets:
Beginning of period	116,302,871	124,207,538	737,079,796	462,340,183	1,879,193,934	2,208,782,912
End of period	$101,991,199	$116,302,871	$812,043,441	$737,079,796	$1,240,802,028	$1,879,193,934
Undistributed (accumulated) net investment income (loss)	$(260,330)	$407,615	$2,311,759	$5,696,618	$92,392	$8,974,122

Share activity:
Shares issued	509,311	5,153,726	9,338,981	24,116,419	871,816	24,223,690
Shares issued-reinvested from dividends and distributions	280,925	143,137	2,553,222	6,153,024	3,401,297	6,998,311
Shares redeemed	(2,214,882)	(5,643,797)	(7,314,815)	(4,960,494)	(61,779,073)	(66,715,315)
Net increase (decrease) in shares outstanding	(1,424,646)	(346,934)	4,577,388	25,308,949	(57,505,960)	(35,493,314)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Developing Markets Equity		Transamerica Global Real Estate Securities		Transamerica Growth
	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012
From operations:
Net investment income	$495,124	$2,005,091	$1,788,752	$3,622,021	$1,332,370	$355,059
Net realized gain from investment securities and foreign currency transactions	7,509,597	36,742,294	6,963,742	10,597,432	25,404,309	60,120,975
Net change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	5,881,475	(13,729,072)	21,027,649	6,807,107	41,016,932	(9,950,111)
Net increase in net assets resulting from operations	13,886,196	25,018,313	29,780,143	21,026,560	67,753,611	50,525,923

Distributions to shareholders:
From net investment income	(1,448,291)	(2,677,891)	(10,530,996)	(5,153,892)	(1,443,061)	(426,415)
From net realized gains	(35,428,722)	(40,297,370)	—	—	(58,043,075)	(22,717,409)
Total distributions to shareholders	(36,877,013)	(42,975,261)	(10,530,996)	(5,153,892)	(59,486,136)	(23,143,824)

Capital share transactions:
Proceeds from shares sold	204,302,490	82,357,580	27,785,638	38,557,623	9,308,351	22,465,365
Dividends and distributions reinvested	36,877,013	42,975,261	10,530,996	5,153,892	59,486,136	23,143,824
Cost of shares redeemed	(32,142,281)	(263,669,835)	(20,310,858)	(46,310,253)	(36,702,119)	(141,551,163)
Net increase (decrease) in net assets resulting from capital shares transactions	209,037,222	(138,336,994)	18,005,776	(2,598,738)	32,092,368	(95,941,974)
Net increase (decrease) in net assets	186,046,405	(156,293,942)	37,254,923	13,273,930	40,359,843	(68,559,875)

Net assets:
Beginning of period	341,362,255	497,656,197	160,330,462	147,056,532	550,206,948	618,766,823
End of period	$527,408,660	$341,362,255	$197,585,385	$160,330,462	$590,566,791	$550,206,948
Undistributed (accumulated) net investment income (loss)	$495,511	$1,448,678	$(11,623,658)	$(2,881,414)	$(110,604)	$87

Share activity:
Shares issued	17,318,504	7,248,029	2,119,302	3,142,126	689,134	1,731,814
Shares issued-reinvested from dividends and distributions	3,313,299	4,250,768	828,202	444,155	4,808,903	1,986,594
Shares redeemed	(2,794,646)	(23,577,882)	(1,538,255)	(3,775,973)	(2,817,313)	(10,554,255)
Net increase (decrease) in shares outstanding	17,837,157	(12,079,085)	1,409,249	(189,692)	2,680,724	(6,835,847)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica International		Transamerica International Equity Opportunities		Transamerica International Small Cap
	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012
From operations:
Net investment income	$2,248,629	$6,039,180	$1,819,199	$5,212,576	$1,229,359	$4,158,947
Net realized gain (loss) from investment securities and foreign currency transactions	13,010,304	(888,816)	3,085,685	7,620,909	(2,280,202)	(1,513,385)
Net change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	20,032,949	13,208,932	20,442,361	(322,020)	41,545,581	6,009,761
Net increase in net assets resulting from operations	35,291,882	18,359,296	25,347,245	12,511,465	40,494,738	8,655,323

Distributions to shareholders:
From net investment income	(5,616,128)	(6,082,045)	(4,852,052)	(8,205,083)	(6,513,025)	(8,007,105)
From net realized gains	—	—	(8,389,008)	(47,520,534)	—	(38,212,720)
Total distributions to shareholders	(5,616,128)	(6,082,045)	(13,241,060)	(55,725,617)	(6,513,025)	(46,219,825)

Capital share transactions:
Proceeds from shares sold	12,468,825	87,921,548	46,492,617	16,465,775	131,505,407	51,754,718
Dividends and distributions reinvested	5,616,128	6,082,045	13,241,060	55,725,617	6,513,025	46,219,825
Cost of shares redeemed	(6,064,436)	(158,783,826)	(14,417,171)	(207,771,859)	(33,630,662)	(148,840,340)
Net increase (decrease) in net assets resulting from capital shares transactions	12,020,517	(64,780,233)	45,316,506	(135,580,467)	104,387,770	(50,865,797)
Net increase (decrease) in net assets	41,696,271	(52,502,982)	57,422,691	(178,794,619)	138,369,483	(88,430,299)

Net assets:
Beginning of period	307,143,220	359,646,202	174,899,345	353,693,964	241,928,080	330,358,379
End of period	$348,839,491	$307,143,220	$232,322,036	$174,899,345	$380,297,563	$241,928,080
Undistributed (accumulated) net investment income (loss)	$1,388,922	$4,756,421	$1,818,999	$4,851,852	$(1,991,765)	$3,291,901

Share activity:
Shares issued	1,318,659	10,002,000	5,863,087	2,252,769	15,826,670	6,760,835
Shares issued-reinvested from dividends and distributions	607,806	787,830	1,779,712	8,859,399	815,147	6,698,525
Shares redeemed	(645,000)	(19,194,236)	(1,881,161)	(29,943,971)	(3,983,270)	(19,535,207)
Net increase (decrease) in shares outstanding	1,281,465	(8,404,406)	5,761,638	(18,831,803)	12,658,547	(6,075,847)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica International Value Opportunities		Transamerica Long/Short Strategy		Transamerica Mid Cap Value
	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012
From operations:
Net investment income (loss)	$1,235,455	$5,037,454	$(788,481)	$(1,093,303)	$1,401,710	$2,169,381
Net realized gain from investment securities and foreign currency transactions	7,265,668	5,437,844	4,044,935	1,579,234	7,279,867	15,339,892
Net change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	15,864,377	(5,746,167)	1,846,891	2,797,643	23,373,510	17,602,625
Net increase in net assets resulting from operations	24,365,500	4,729,131	5,103,345	3,283,574	32,055,087	35,111,898

Distributions to shareholders:
From net investment income	(4,428,236)	(8,732,675)	—	—	(2,380,127)	(1,745,166)
From net realized gains	(3,939,100)	(62,673,379)	—	—	—	—
Total distributions to shareholders	(8,367,336)	(71,406,054)	—	—	(2,380,127)	(1,745,166)

Capital share transactions:
Proceeds from shares sold	32,487,676	20,441,417	24,343,124	24,174,331	3,117,126	49,745,790
Dividends and distributions reinvested	8,367,336	71,406,054	—	—	2,380,127	1,745,166
Cost of shares redeemed	(14,768,657)	(253,419,288)	(2,107,077)	(49,375,552)	(7,420,165)	(34,744,407)
Net increase (decrease) in net assets resulting from capital shares transactions	26,086,355	(161,571,817)	22,236,047	(25,201,221)	(1,922,912)	16,746,549
Net increase (decrease) in net assets	42,084,519	(228,248,740)	27,339,392	(21,917,647)	27,752,048	50,113,281

Net assets:
Beginning of period	220,189,615	448,438,355	91,189,908	113,107,555	208,457,724	158,344,443
End of period	$262,274,134	$220,189,615	$118,529,300	$91,189,908	$236,209,772	$208,457,724
Undistributed net investment income	$1,235,653	$4,428,434	$(1,716,443)	$(927,963)	$576,831	$1,555,248

Share activity:
Shares issued	3,509,864	2,321,486	2,920,550	2,994,980	232,916	4,189,537
Shares issued-reinvested from dividends and distributions	940,150	9,154,622	—	—	181,136	165,106
Shares redeemed	(1,601,289)	(30,148,826)	(256,855)	(6,217,856)	(552,558)	(2,850,948)
Net increase (decrease) in shares outstanding	2,848,725	(18,672,718)	2,663,695	(3,222,876)	(138,506)	1,503,695

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Real Return TIPS		Transamerica Select Equity		Transamerica Total Return
	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012
From operations:
Net investment income	$4,110,657	$12,015,885	$10,383,392	$22,407,232	$6,141,093	$15,604,244
Net realized gain from investment securities, futures, written option and swaption contracts, written swaption contracts, swap agreements and foreign currency transactions	26,248,118	43,443,343	38,661,932	33,562,094	9,068,261	9,461,402
Net change in unrealized appreciation (depreciation) on investment securities, futures, written option and swaption contracts, written swaption contracts, swap agreements and foreign currency translations	(22,896,037)	43,590,591	138,594,765	92,256,722	(1,955,191)	33,075,983
Net increase in net assets resulting from operations	7,462,738	99,049,819	187,640,089	148,226,048	13,254,163	58,141,629

Distributions to shareholders:
From net investment income	(7,682,531)	(15,604,752)	(10,534,395)	(22,422,397)	(5,938,736)	(21,727,418)
From net realized gains	(60,052,532)	(46,536,128)	(31,567,537)	—	(6,747,456)	(2,586,242)
Total distributions to shareholders	(67,735,063)	(62,140,880)	(42,101,932)	(22,422,397)	(12,686,192)	(24,313,660)

Capital share transactions:
Proceeds from shares sold	11,936,800	854,211,901	17,219,945	276,364,272	9,887,500	223,124,983
Dividends and distributions reinvested	67,735,063	62,140,880	42,101,932	22,422,397	12,686,192	24,313,661
Cost of shares redeemed	(752,056,957)	(581,443,142)	(26,240,671)	(160,668,972)	(152,073,951)	(103,221,679)
Net increase (decrease) in net assets resulting from capital shares transactions	(672,385,094)	334,909,639	33,081,206	138,117,697	(129,500,259)	144,216,965
Net increase (decrease) in net assets	(732,657,419)	371,818,578	178,619,363	263,921,348	(128,932,288)	178,044,934

Net assets:
Beginning of period	1,343,452,394	971,633,816	1,200,200,641	936,279,293	803,779,545	625,734,611
End of period	$610,794,975	$1,343,452,394	$1,378,820,004	$1,200,200,641	$674,847,257	$803,779,545
Undistributed net investment income	$4,791,827	$4,614,953	$635,048	$786,051	$593,308	$390,951

Share activity:
Shares issued	1,036,241	74,634,972	1,434,199	25,686,431	911,980	21,152,460
Shares issued-reinvested from dividends and distributions	6,181,642	5,651,438	3,626,604	2,089,923	1,172,930	2,312,085
Shares redeemed	(66,149,067)	(50,746,803)	(2,247,198)	(14,552,751)	(14,045,864)	(9,728,795)
Net increase (decrease) in shares outstanding	(58,931,184)	29,539,607	2,813,605	13,223,603	(11,960,954)	13,735,750

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Value
	April 30, 2013 (unaudited)	October 31, 2012
From operations:
Net investment income	$2,334,033	$3,956,329
Net realized gain (loss) from investment securities and foreign currency transactions	6,055,893	(610,717)
Net change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	40,244,746	20,996,953
Net increase in net assets resulting from operations	48,634,672	24,342,565

Distributions to shareholders:
From net investment income	(4,972,122)	(728,179)
Total distributions to shareholders	(4,972,122)	(728,179)

Capital share transactions:
Proceeds from shares sold	87,837,037	26,220,689
Dividends and distributions reinvested	4,972,122	728,179
Cost of shares redeemed	(5,478,062)	(86,727,721)
Net increase (decrease) in net assets resulting from capital shares transactions	87,331,097	(59,778,853)
Net increase (decrease) in net assets	130,993,647	(36,164,467)

Net assets:
Beginning of period	271,559,184	307,723,651
End of period	$402,552,831	$271,559,184
Undistributed net investment income	$1,076,776	$3,714,865

Share activity:
Shares issued	3,639,756	1,176,959
Shares issued-reinvested from dividends and distributions	211,850	38,467
Shares redeemed	(232,840)	(4,162,717)
Net increase (decrease) in shares outstanding	3,618,766	(2,947,291)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

STATEMENT OF CASH FLOWS

For the period ended April 30, 2013

(unaudited)

Transamerica Real Return TIPS
Cash Flows provided by operating activities:
Net increase in net assets from operations	$7,462,738

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of long-term investments	(116,957,260)
Proceeds from sales of long-term investments	906,197,605
Purchases (sales) of short-term portfolio investments, net	(21,041,608)
Net change in unrealized appreciation (depreciation) on investment securities, futures, written option and swaption contracts, swap agreements and foreign currency translations	22,896,037
Net realized gain (loss) on transactions from investment securities, futures, written option and swaption contracts, swap agreements and foreign currency translations	(26,248,118)
Net amortization/accretion on investments	(6,459,075)
Decrease in receivable for investment securities sold	1,842,092
Decrease in interest receivable	2,927,378
Proceeds from futures contracts transactions	532,861
Decrease in prepaid expenses	1,651
Decrease in payable for investment securities purchased	(1,880,093)
Increase in cash collateral due to brokers	357,000
Net cash used for swap transactions	1,087,554
Net cash used for foreign currency transactions	(27,939)
Decrease in management and advisory fees payable	(467,530)
Increase in interest payable for reverse repurchase agreements	1,228
Increase in collateral for securities on loan	24,733,171
Decrease in other expenses	(57,155)
Net cash used in operating activities	794,900,537

Cash Flows used for financing activities:
Decrease in payable for reverse repurchase agreements	(110,684,438)
Cash receipts on dollar roll activity	(365,687)
Increase in payable for funds borrowed	60,387,795
Increase in deferred income for dollar rolls	104,410
Decrease in payable to custodian for cash overdraft	(823,961)
Proceeds from shares sold, net of receivable for shares of beneficial interest sold	11,949,967
Payment of shares redeemed, net of payable for shares of beneficial interest redeemed	(755,468,623)
Net cash used for financing activities	(794,900,537)
Net increase in cash	—
Cash at beginning of period	$—
Cash at end of period	$—

Supplemental disclosure of cash flow information:
Non-cash financing activities included herein consist of reinvestment of distributions	$67,735,063

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period	Transamerica Arbitrage Strategy
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011(A)
Net asset value
Beginning of period/year	$9.89		$10.25	$10.00
Investment operations
Net investment loss(B)	(0.01)		(0.11)	(0.04)
Net realized and unrealized gain (loss)	0.21		(0.16)	0.29
Total from investment operations	0.20		(0.27)	0.25
Distributions
Net investment income	(0.04)		—	—
Net realized gains on investments	(0.19)		(0.09)	—
Total distributions	(0.23)		(0.09)	—
Net asset value
End of period/year	$9.86		$9.89	$10.25
Total return(C)	2.05	%(D)	(2.67)%	2.50	%(D)
Net assets end of period/year (000’s)	$101,991		$116,303	$124,208
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture(F)	1.59	%(E)	1.92%	1.55	%(E)
Before reimbursement/waiver or recapture(F)	1.73	%(E)	2.04%	1.71	%(E)
Net investment loss to average net assets(F)	(0.25	)%(E)	(1.06)%	(0.78	)%(E)
Portfolio turnover rate	262	%(D)	566%	311	%(D)

(A)	Commenced operations on May 1, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes dividends and interest on securities sold short (representing 0.34%, 0.67% and 0.30% of average net assets for 2013, 2012 and 2011, respectively).

For a share outstanding throughout each period	Transamerica Bond
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$10.70		$10.61	$11.14	$9.93	$7.34	$10.19
Investment operations
Net investment income(A)	0.24		0.49	0.54	0.57	0.60	0.60
Net realized and unrealized gain (loss)	0.48		0.84	(0.20)	1.23	2.61	(2.88)
Total from investment operations	0.72		1.33	0.34	1.80	3.21	(2.28)
Distributions
Net investment income	(0.28)		(0.65)	(0.68)	(0.59)	(0.57)	(0.57)
Net realized gains on investments	(0.09)		(0.59)	(0.19)	—	(0.05)	—
Total distributions	(0.37)		(1.24)	(0.87)	(0.59)	(0.62)	(0.57)
Net asset value
End of period/year	$11.05		$10.70	$10.61	$11.14	$9.93	$7.34
Total return(B)	6.95	%(C)	14.24%	3.31%	18.69%	46.27%	(23.56)%
Net assets end of period/year (000’s)	$812,043		$737,080	$462,340	$594,220	$812,252	$577,368
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.70	%(D)	0.71%	0.71%	0.70%	0.69%	0.69%
Before reimbursement/waiver or recapture	0.70	%(D)	0.71%	0.71%	0.70%	0.69%	0.69%
Net investment income to average net assets	4.39	%(D)	4.77%	4.98%	5.49%	7.22%	6.34%
Portfolio turnover rate	18	%(C)	26%	57%	79%	42%	24%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Core Bond
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009(A)
Net asset value
Beginning of period/year	$10.86		$10.60	$10.56	$10.08	$10.00
Investment operations
Net investment income(B)	0.16		0.33	0.32	0.28	0.07
Net realized and unrealized gain (loss)	(0.01)		0.31	0.15	0.53	0.06
Total from investment operations	0.15		0.64	0.47	0.81	0.13
Distributions
Net investment income	(0.22)		(0.38)	(0.36)	(0.33)	(0.05)
Net realized gains on investments	(0.04)		—	(0.07)	—	—
Total distributions	(0.26)		(0.38)	(0.43)	(0.33)	(0.05)
Net asset value
End of period/year	$10.75		$10.86	$10.60	$10.56	$10.08
Total return(C)	1.45	%(D)	6.12%	4.62%	8.16%	1.34	%(D)
Net assets end of period/year (000’s)	$1,240,802		$1,879,194	$2,208,783	$1,063,458	$215,816
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.50	%(E)	0.47%	0.48%	0.50%	0.55	%(E)
Before reimbursement/waiver or recapture	0.50	%(E)	0.47%	0.48%	0.50%	0.55	%(E)
Net investment income to average net assets	3.02	%(E)	3.09%	3.04%	2.73%	2.15	%(E)
Portfolio turnover rate	1	%(D)	23%	19%	33%	3	%(D)

(A)	Commenced operations on July 1, 2009.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Developing Markets Equity
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$11.99		$12.27	$13.34	$10.12	$8.20	$17.07
Investment operations
Net investment income(A)	0.01		0.05	0.08	0.05	0.06	0.19
Net realized and unrealized gain (loss)	0.51		0.74	(1.11)	3.22	3.51	(7.65)
Total from investment operations	0.52		0.79	(1.03)	3.27	3.57	(7.46)
Distributions
Net investment income	(0.04)		(0.07)	(0.04)	(0.05)	(0.16)	(0.09)
Net realized gains on investments	(1.08)		(1.00)	—	—	(1.49)	(1.32)
Total distributions	(1.12)		(1.07)	(0.04)	(0.05)	(1.65)	(1.41)
Net asset value
End of period/year	$11.39		$11.99	$12.27	$13.34	$10.12	$8.20
Total return(B)	4.60	%(C)	8.07%	(7.77)%	32.43%	56.01%	(47.48)%
Net assets end of period/year (000’s)	$527,409		$341,362	$497,656	$610,212	$495,636	$317,973
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.38	%(D)	1.33%	1.31%	1.31%	1.35%	1.32%
Before reimbursement/waiver or recapture	1.38	%(D)	1.33%	1.31%	1.31%	1.35%	1.32%
Net investment income to average net assets	0.23	%(D)	0.48%	0.58%	0.48%	0.77%	1.42%
Portfolio turnover rate	22	%(C)	37%	40%	54%	50%	67%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Global Real Estate Securities
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$12.88		$11.64	$12.28	$10.77	$9.52	$20.48
Investment operations
Net investment income(A)	0.13		0.29	0.24	0.26	0.29	0.32
Net realized and unrealized gain (loss)	2.08		1.36	(0.19)	1.98	1.15	(8.33)
Total from investment operations	2.21		1.65	0.05	2.24	1.44	(8.01)
Distributions
Net investment income	(0.83)		(0.41)	(0.69)	(0.73)	(0.19)	(0.90)
Net realized gains on investments	—		—	—	—	—	(2.05)
Total distributions	(0.83)		(0.41)	(0.69)	(0.73)	(0.19)	(2.95)
Net asset value
End of period/year	$14.26		$12.88	$11.64	$12.28	$10.77	$9.52
Total return(B)	17.95	%(C)	14.57%	0.51%	21.70%	15.72%	(44.82)%
Net assets end of period/year (000’s)	$197,585		$160,330	$147,057	$319,368	$285,502	$232,115
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.96	%(D)	0.97%	0.91%	0.91%	0.93%	0.89%
Before reimbursement/waiver or recapture	0.96	%(D)	0.97%	0.91%	0.91%	0.93%	0.89%
Net investment income to average net assets	2.04	%(D)	2.36%	2.01%	2.31%	3.30%	2.29%
Portfolio turnover rate	25	%(C)	55%	39%	62%	61%	41%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Growth
April 30, 2013 (unaudited)	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$13.42	$12.94	$11.78	$10.17	$8.37	$13.05
Investment operations
Net investment income(A)	0.03	0.01	—	(B)	0.01	0.01	0.02
Net realized and unrealized gain (loss)	1.53	0.97	1.17	1.61	1.81	(4.68)
Total from investment operations	1.56	0.98	1.17	1.62	1.82	(4.66)
Distributions
Net investment income	(0.04)	(0.01)	(0.01)	(0.01)	(0.02)	(0.02)
Net realized gains on investments	(1.42)	(0.49)	—	—	—	—
Total distributions	(1.46)	(0.50)	(0.01)	(0.01)	(0.02)	(0.02)
Net asset value
End of period/year	$13.52	$13.42	$12.94	$11.78	$10.17	$8.37
Total return(C)	12.64	%(D)	8.19%	9.96%	15.96%	21.79%	(35.77)%
Net assets end of period/year (000’s)	$590,567	$550,207	$618,767	$726,732	$654,610	$184,981
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.85	%(E)	0.83%	0.81%	0.81%	0.85%	0.85%
Before reimbursement/waiver or recapture	0.85	%(E)	0.83%	0.81%	0.81%	0.85%	0.85%
Net investment income to average net assets	0.48	%(E)	0.06%	0.01%	0.09%	0.16%	0.21%
Portfolio turnover rate	24	%(D)	43%	55%	83%	82%	70%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica International
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$9.06		$8.50	$8.94	$7.57	$5.95	$13.55
Investment operations
Net investment income(A)	0.06		0.15	0.14	0.10	0.10	0.19
Net realized and unrealized gain (loss)	0.96		0.56	(0.47)	1.34	1.69	(6.63)
Total from investment operations	1.02		0.71	(0.33)	1.44	1.79	(6.44)
Distributions
Net investment income	(0.16)		(0.15)	(0.11)	(0.07)	(0.17)	(0.13)
Net realized gains on investments	—		—	—	—	—	(1.03)
Total distributions	(0.16)		(0.15)	(0.11)	(0.07)	(0.17)	(1.16)
Net asset value
End of period/year	$9.92		$9.06	$8.50	$8.94	$7.57	$5.95
Total return(B)	11.40	%(C)	8.65%	(3.80)%	19.16%	30.83%	(51.66)%
Net assets end of period/year (000’s)	$348,839		$307,143	$359,646	$584,849	$485,803	$307,981
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.07	%(D)	1.07%	1.07%	1.06%	1.09%	1.06%
Before reimbursement/waiver or recapture	1.07	%(D)	1.07%	1.07%	1.06%	1.09%	1.06%
Net investment income to average net assets	1.37	%(D)	1.81%	1.52%	1.22%	1.62%	1.87%
Portfolio turnover rate	22	%(C)	50%	46%	51%	75%	72%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica International Equity Opportunities
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008(A)
Net asset value
Beginning of period/year	$7.42		$8.34	$9.11	$8.16	$6.58	$10.00
Investment operations
Net investment income(B)	0.06		0.14	0.15	0.12	0.12	0.02
Net realized and unrealized gain (loss)	0.90		0.29	(0.37)	1.09	1.46	(3.44)
Total from investment operations	0.96		0.43	(0.22)	1.21	1.58	(3.42)
Distributions
Net investment income	(0.17)		(0.20)	(0.10)	(0.06)	—	—
Net realized gains on investments	(0.29)		(1.15)	(0.45)	(0.20)	—	—
Total distributions	(0.46)		(1.35)	(0.55)	(0.26)	—	—
Net asset value
End of period/year	$7.92		$7.42	$8.34	$9.11	$8.16	$6.58
Total return(C)	13.28	%(D)	8.00%	(2.69)%	15.16%	24.01%	(34.20	)%(D)
Net assets end of period/year (000’s)	$232,322		$174,899	$353,694	$536,181	$396,754	$40,997
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.05	%(E)	1.04%	0.99%	0.99%	1.09%	1.23	%(E)
Before reimbursement/waiver or recapture	1.05	%(E)	1.04%	0.99%	0.99%	1.09%	1.23	%(E)
Net investment income to average net assets	1.70	%(E)	1.94%	1.69%	1.47%	1.78%	0.71	%(E)
Portfolio turnover rate	13	%(D)	29%	29%	35%	24%	37	%(D)

(A)	Commenced operations on June 10, 2008.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica International Small Cap
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008(A)
Net asset value
Beginning of period/year	$7.90		$9.00	$9.67	$8.22	$5.82	$10.00
Investment operations
Net investment income(B)	0.03		0.11	0.15	0.08	0.08	0.12
Net realized and unrealized gain (loss)	1.03		0.11	(0.66)	1.42	2.41	(4.30)
Total from investment operations	1.06		0.22	(0.51)	1.50	2.49	(4.18)
Distributions
Net investment income	(0.17)		(0.23)	(0.11)	(0.05)	(0.09)	—
Net realized gains on investments	—		(1.09)	(0.05)	—	—	—
Total distributions	(0.17)		(1.32)	(0.16)	(0.05)	(0.09)	—
Net asset value
End of period/year	$8.79		$7.90	$9.00	$9.67	$8.22	$5.82
Total return(C)	13.58	%(D)	4.57%	(5.39)%	18.29%	43.56%	(41.80	)%(D)
Net assets end of period/year (000’s)	$380,298		$241,928	$330,358	$548,288	$543,673	$108,655
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.20	%(E)	1.20%	1.15%	1.16%	1.23%	1.27	%(E)
Before reimbursement/waiver or recapture	1.20	%(E)	1.20%	1.15%	1.16%	1.21%	1.30	%(E)
Net investment income to average net assets	0.77	%(E)	1.58%	1.46%	0.97%	1.23%	1.96	%(E)
Portfolio turnover rate	19	%(D)	33%	38%	54%	46%	14	%(D)

(A)	Commenced operations on March 1, 2008.
(B)	Calculated based on average number of shares outstanding.
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica International Value Opportunities
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008(A)
Net asset value
Beginning of period/year	$8.85		$10.30	$11.12	$9.69	$7.98	$10.00
Investment operations
Net investment income(B)	0.05		0.13	0.16	0.10	0.10	—	(C)
Net realized and unrealized gain (loss)	0.86		0.10	(0.85)	1.42	1.66	(2.02)
Total from investment operations	0.91		0.23	(0.69)	1.52	1.76	(2.02)
Distributions
Net investment income	(0.16)		(0.21)	(0.06)	(0.06)	—	—
Net realized gains on investments	(0.14)		(1.47)	(0.07)	(0.03)	(0.05)	—
Total distributions	(0.30)		(1.68)	(0.13)	(0.09)	(0.05)	—
Net asset value
End of period/year	$9.46		$8.85	$10.30	$11.12	$9.69	$7.98
Total return(D)	10.49	%(E)	4.44%	(6.31)%	15.75%	22.21%	(20.20	)%(E)
Net assets end of period/year (000’s)	$262,274		$220,190	$448,438	$778,484	$591,539	$79,516
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.20	%(F)	1.12%	1.08%	1.08%	1.17%	1.35	%(F)
Before reimbursement/waiver or recapture	1.20	%(F)	1.12%	1.08%	1.08%	1.15%	1.76	%(F)
Net investment income (loss) to average net assets	1.00	%(F)	1.49%	1.41%	0.97%	1.14%	(0.18	)%(F)
Portfolio turnover rate	25	%(E)	19%	28%	36%	39%	5	%(E)

(A)	Commenced operations on September 15, 2008.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Long/Short Strategy
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$8.16		$7.86	$8.32	$8.43	$9.51	$9.78
Investment operations
Net investment income (loss)(A)	(0.06)		(0.10)	(0.15)	(0.13)	(0.17)	0.10
Net realized and unrealized gain (loss)	0.47		0.40	(0.31)	0.02	(0.80)	0.20
Total from investment operations	0.41		0.30	(0.46)	(0.11)	(0.97)	0.30
Distributions
Net investment income	—		—	—	—	—	(0.57)
Return of capital	—		—	—	—	(0.11)	—
Total distributions	—		—	—	—	(0.11)	(0.57)
Net asset value
End of period/year	$8.57		$8.16	$7.86	$8.32	$8.43	$9.51
Total return(B)	5.02	%(C)	3.82%	(5.53)%	(1.30)%	(10.27)%	3.30%
Net assets end of period/year (000’s)	$118,529		$91,190	$113,108	$108,342	$86,682	$121,348
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture(D)	3.73	%(E)	3.46%	3.59%	2.85%	3.61%	2.79%
Before reimbursement/waiver or recapture(D)	3.73	%(E)	3.46%	3.59%	2.85%	3.61%	2.79%
Net investment income (loss) to average net assets(D)	(1.49	)%(E)	(1.21)%	(1.86)%	(1.61)%	(1.87)%	1.05%
Portfolio turnover rate	120	%(C)	153%	411%	303%	463%	192%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Includes dividends and interest on securities sold short (representing 2.29%, 2.03%, 2.17%, 1.35%, 2.09%, and 1.30% of average net assets for 2013, 2012, 2011, 2010, 2009, and 2008, respectively).
(E)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Mid Cap Value
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$13.03		$10.93	$10.17	$8.28	$7.54	$12.32
Investment operations
Net investment income(A)	0.09		0.14	0.11	0.12	0.15	0.13
Net realized and unrealized gain (loss)	1.93		2.08	0.79	1.93	0.82	(4.20)
Total from investment operations	2.02		2.22	0.90	2.05	0.97	(4.07)
Distributions
Net investment income	(0.15)		(0.12)	(0.14)	(0.16)	(0.17)	(0.10)
Net realized gains on investments	—		—	—	—	(0.06)	(0.61)
Total distributions	(0.15)		(0.12)	(0.14)	(0.16)	(0.23)	(0.71)
Net asset value
End of period/year	$14.90		$13.03	$10.93	$10.17	$8.28	$7.54
Total return(B)	15.66	%(C)	20.57%	8.88%	25.08%	13.39%	(34.92)%
Net assets end of period/year (000’s)	$236,210		$208,458	$158,344	$163,612	$165,838	$147,772
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.89	%(D)	0.89%	0.90%	0.89%	0.90%	0.87%
Before reimbursement/waiver or recapture	0.89	%(D)	0.89%	0.90%	0.89%	0.90%	0.87%
Net investment income to average net assets	1.29	%(D)	1.16%	1.04%	1.33%	2.05%	1.22%
Portfolio turnover rate	9	%(C)	38%	39%	29%	43%	45%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Real Return TIPS

	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$11.74		$11.45	$11.61	$10.72	$9.21	$10.21
Investment operations
Net investment income(A)	0.06		0.10	0.37	0.25	0.32	0.47
Net realized and unrealized gain (loss)	0.08		0.88	0.27	1.04	1.58	(0.96)
Total from investment operations	0.14		0.98	0.64	1.29	1.90	(0.49)
Distributions
Net investment income	(0.10)		(0.15)	(0.37)	(0.40)	(0.33)	(0.51)
Net realized gains on investments	(0.77)		(0.54)	(0.43)	—	(0.06)	—
Total distributions	(0.87)		(0.69)	(0.80)	(0.40)	(0.39)	(0.51)
Net asset value
End of period/year	$11.01		$11.74	$11.45	$11.61	$10.72	$9.21
Total return(B)	1.20	%(C)(D)	9.07%	6.23%	12.40%	21.00%	(5.29)%
Net assets end of period/year (000’s)	$610,795		$1,343,452	$971,634	$845,965	$752,723	$621,092
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.78	%(D)(E)	0.70%	0.73%	0.72%	0.74%	0.74%
Before reimbursement/waiver or recapture	0.78	%(D)(E)	0.70%	0.73%	0.72%	0.74%	0.74%
Net investment income to average net assets	1.00	%(D)(E)	0.96%	3.35%	2.32%	3.23%	4.47%
Portfolio turnover rate	11	%(C)(E)	151%	213%	307%	583%	1,028%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Includes interest fee on Dollar Rolls (representing 0.03% of average net assets and less than 0.01% of total return).
(E)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Select Equity
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011(A)
Net asset value
Beginning of period/year	$11.45		$10.22	$10.00
Investment operations
Net investment income(B)	0.10		0.21	0.01
Net realized and unrealized gain	1.66		1.23	0.21
Total from investment operations	1.76		1.44	0.22
Distributions
Net investment income	(0.10)		(0.21)	—	(C)
Net realized gains on investments	(0.30)		—	—
Total distributions	(0.40)		(0.21)	—	(C)
Net asset value
End of period/year	$12.81		$11.45	$10.22
Total return(D)	15.78	%(E)	14.29%	2.31	%(E)
Net assets end of period/year (000’s)	$1,378,820		$1,200,201	$936,279
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.77	%(F)	0.77%	0.83	%(F)
Before reimbursement/waiver or recapture	0.77	%(F)	0.77%	0.83	%(F)
Net investment income to average net assets	1.63	%(F)	1.92%	0.83	%(F)
Portfolio turnover rate	34	%(E)	66%	6	%(E)

(A)	Commenced operations August 31, 2011.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Total Return
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$10.89		$10.42	$10.80	$10.85	$9.58	$10.47
Investment operations
Net investment income(A)	0.09		0.23	0.30	0.35	0.49	0.49
Net realized and unrealized gain (loss)	0.12		0.62	(0.07)	0.67	1.64	(0.88)
Total from investment operations	0.21		0.85	0.23	1.02	2.13	(0.39)
Distributions
Net investment income	(0.09)		(0.33)	(0.30)	(0.34)	(0.67)	(0.44)
Net realized gains on investments	(0.10)		(0.05)	(0.31)	(0.73)	(0.19)	(0.06)
Total distributions	(0.19)		(0.38)	(0.61)	(1.07)	(0.86)	(0.50)
Net asset value
End of period/year	$10.91		$10.89	$10.42	$10.80	$10.85	$9.58
Total return(B)	1.90	%(C)	8.30%	2.45%	10.25%	23.74%	(4.04)%
Net assets end of period/year (000’s)	$674,847		$803,780	$625,735	$667,721	$505,329	$555,428
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.75	%(D)	0.74%	0.74%	0.74%	0.74%	0.75%
Before reimbursement/waiver or recapture	0.75	%(D)	0.74%	0.74%	0.74%	0.74%	0.75%
Net investment income to average net assets	1.68	%(D)	2.16%	2.92%	3.30%	4.95%	4.66%
Portfolio turnover rate	176	%(C)	98%	144%	222%	841%	751%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Value
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010		October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$22.84		$20.74	$21.56	$18.44		$16.93	$28.93
Investment operations
Net investment income(A)	0.17		0.29	0.24	0.19		0.15	0.24
Net realized and unrealized gain (loss)	3.29		1.86	(0.62)	3.20		1.36	(11.45)
Total from investment operations	3.46		2.15	(0.38)	3.39		1.51	(11.21)
Distributions
Net investment income	(0.35)		(0.05)	(0.44)	(0.27)		—	(0.42)
Net realized gains on investments	—		—	—	—		—	(0.37)
Total distributions	(0.35)		(0.05)	(0.44)	(0.27)		—	(0.79)
Net asset value
End of period/year	$25.95		$22.84	$20.74	$21.56		$18.44	$16.93
Total return(B)	15.31	%(C)	10.42%	(1.87)%	18.53%		8.92%	(39.75)%
Net assets end of period/year (000’s)	$402,553		$271,559	$307,724	$383,134		$423,550	$336,845
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.87	%(D)	0.87%	0.87%	0.87%		0.87%	0.86%
Before reimbursement/waiver or recapture	0.87	%(D)	0.87%	0.87%	0.87%		0.87%	0.86%
Net investment income to average net assets	1.39	%(D)	1.37%	1.06%	0.98%		0.91%	1.00%
Portfolio turnover rate	12	%(C)	16%	4%	—	%(E)	17%	29%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.
(E)	Rounds to less than 1%.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, and other fund expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the funds and to compare these costs with the ongoing costs of investing in other funds.

The example are based on an investment of $1,000 invested at November 1, 2012 and held for the entire period until April 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses(A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio

Transamerica Commodity Strategy	$1,000.00	$935.90	$3.55	$1,021.13	$3.71	0.74%
Transamerica Global Allocation	1,000.00	1,088.10	5.18	1,019.84	5.01	1.00
Transamerica Global Macro	1,000.00	996.50	7.43	1,017.36	7.50	1.50
Transamerica Managed Futures Strategy	1,000.00	1,126.10	6.96	1,018.25	6.61	1.32

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Funds	Semi-Annual Report 2013

Schedules of Investments Composition

At April 30, 2013

(The following charts summarize the Schedule of Investments of each fund by asset type)

(unaudited)

Transamerica Commodity Strategy	% of Net Assets
Repurchase Agreement	58.4%
Short-Term U.S. Government Obligations	32.1
Securities Lending Collateral	16.2
Other Assets and Liabilities - Net(A)	(6.7)
Total	100.0%

Transamerica Global Allocation	% of Net Assets
Common Stocks	55.8%
Short-Term U.S. Government Obligations	17.1
Securities Lending Collateral	9.9
Foreign Government Obligations	7.9
U.S. Government Obligations	5.4
Corporate Debt Securities	3.6
Convertible Bonds	3.1
Short-Term Foreign Government Obligations	1.7
Investment Companies	1.5
Convertible Preferred Stocks	1.1
Purchased Options	0.9
Preferred Stocks	0.9
Loan Assignments	0.4
Repurchase Agreement	0.3
Mortgage-Backed Security	0.1
Preferred Corporate Debt Securities	0.1
U.S. Government Agency Obligation	0.1
Warrants	0.0	(B)
Purchased Swaption	0.0	(B)
Purchased foreign exchange option	0.0	(B)
Rights	0.0	(B)
Other Assets and Liabilities - Net(A)	(9.9)
Total	100.0%

Transamerica Global Macro	% of Net Assets
Repurchase Agreement	100.1%
Other Assets and Liabilities - Net	(0.1)
Total	100.0%

Transamerica Managed Futures Strategy	% of Net Assets
Investment Companies	82.0%
Short-Term U.S. Government Obligation	9.8
Other Assets and Liabilities - Net(A)	8.2
Total	100.0%

(A)	The Other Assets and Liabilities - Net category may include, but is not limited to, Forward Foreign Currency Contracts, Futures Contracts, Swap Agreements, Written Options and Swaptions, and Cash Collateral.

(B)	Amount rounds to less than 0.1%

Transamerica Funds	Semi-Annual Report 2013

Transamerica Commodity Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 32.1%
U.S. Treasury Bill
0.06%, 08/22/2013 (A)	$20,000,000	$19,989,328
0.08%, 09/19/2013 (A) (B)	20,000,000	19,986,252

Total Short-Term U.S. Government Obligations (cost $39,975,580)		39,975,580

	Shares	Value
SECURITIES LENDING COLLATERAL - 16.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (A)	20,196,000	20,196,000

Total Securities Lending Collateral (cost $20,196,000)		20,196,000

	Principal	Value
REPURCHASE AGREEMENT - 58.4%
State Street Bank & Trust Co. 0.03% (A), dated 04/30/2013, to be repurchased at $72,873,022 on 05/01/2013. Collateralized by U.S. Government Agency Obligations, 3.50%, due 06/01/2032 - 11/25/2038, and with a total value of $74,334,009	$72,872,961	$72,872,961

Total Repurchase Agreement (cost $72,872,961)		72,872,961

Total Investment Securities (cost $133,044,541) (C)		133,044,541
Other Assets and Liabilities - Net		(8,386,763)

Net Assets		$124,657,778

OVER THE COUNTER SWAP AGREEMENTS: (D)

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE: (F)
Reference Entity	Fixed Rate	Termination Date	Counterparty	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized (Depreciation)
Dow Jones-UBS Commodity Custom Index (E)	0.27%	06/13/2013	UBS	$282,069	$(6,578)	$—	$(6,578)
Dow Jones-UBS Commodity Custom Index (E)	0.27	06/13/2013	UBS	423,708	(9,881)	—	(9,881)
Dow Jones-UBS Commodity Custom Index (E)	0.25	06/17/2013	BOA	597,947	(14,108)	—	(14,108)

					$(30,567)	$—	$(30,567)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of April 30, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures (1)
BOA	$(14,108)	$6,580,000	$6,565,892
UBS	(16,459)	6,795,575	6,779,116
(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at April 30, 2013.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $19,793,995. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Aggregate cost for federal income tax purposes is $133,044,541. Net unrealized appreciation/depreciation for tax purposes is $0.
(D)	Cash in the amount of $13,375,575 has been segregated by the custodian with the broker as collateral for open swap contracts.
(E)	Illiquid. Total aggregate market value of illiquid derivatives is $(30,567), or (0.02)% of the fund’s net assets.
(F)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

DEFINITIONS:

BOA	Bank of America
OTC	Over the Counter
UBS	UBS AG

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Commodity Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Short-Term U.S. Government Obligations	$—	$39,975,580	$—	$39,975,580
Securities Lending Collateral	20,196,000	—	—	20,196,000
Repurchase Agreement	—	72,872,961	—	72,872,961
Total Investment Securities	$20,196,000	$112,848,541	$—	$133,044,541

Other Assets (H)
Cash on Deposit with Broker	$1,600,000	$—	$—	$1,600,000
Cash on Deposit with Custodian	13,375,575	—	—	13,375,575
Total Other Assets	$14,975,575	$—	$—	$14,975,575

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Derivative Financial Instruments
Total Return Swap Agreements (I)	$—	$(30,567)	$—	$(30,567)
Total Derivative Financial Instruments	$—	$(30,567)	$—	$(30,567)

Other Liabilities (H)
Collateral for Securities on Loan	$—	$(20,196,000)	$—	$(20,196,000)
Total Other Liabilities	$—	$(20,196,000)	$—	$(20,196,000)

(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(H)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.
(I)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 5.4%
United States - 5.4%
U.S. Treasury Note
0.63%, 09/30/2017	$ 1,543,500	$ 1,547,238
1.00%, 09/30/2019	1,161,500	1,163,043
1.25%, 10/31/2019 (A)	392,000	398,462
1.38%, 09/30/2018	1,633,800	1,687,281
1.63%, 11/15/2022	794,500	793,383
1.75%, 05/15/2022 (B)	562,400	572,462
2.00%, 11/15/2021	473,600	495,060
2.25%, 03/31/2016 (A)	3,014,700	3,185,217
2.63%, 08/15/2020	2,664,900	2,939,926
3.50%, 05/15/2020 (A)	5,061,200	5,891,950

Total U.S. Government Obligations (cost $17,485,788)		18,674,022

U.S. GOVERNMENT AGENCY OBLIGATION - 0.1%
United States - 0.1%
Fannie Mae Series S 8.25%, 12/31/2015 (C) (D)	27,405	125,515

Total U.S. Government Agency Obligation (cost $86,013)		125,515

FOREIGN GOVERNMENT OBLIGATIONS - 7.9%
Australia - 1.7%
Australia Government Bond 5.50%, 12/15/2013 - 04/21/2023	AUD 3,579,000	4,306,462
Queensland Treasury Corp. 6.00%, 09/14/2017 - 06/14/2021	1,427,000	1,673,863
Brazil - 1.3%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 08/15/2022	BRL 1,997,000	2,594,889
Series F
10.00%, 01/01/2021	3,871,000	1,993,684
Canada - 0.4%
Canadian Government Bond
1.50%, 03/01/2017	CAD 560,000	563,674
3.50%, 06/01/2020	416,000	471,134
4.00%, 06/01/2016	338,000	365,326
Germany - 1.8%
Bundesrepublik Deutschland
3.50%, 07/04/2019	EUR 1,770,400	2,755,051
4.25%, 07/04/2017	2,237,418	3,440,119
Hong Kong - 0.3%
Hong Kong Government Bond
0.27%, 12/18/2017	HKD 1,450,000	186,393
1.67%, 03/24/2014	1,300,000	169,800
1.69%, 12/22/2014	1,500,000	198,078
3.51%, 12/08/2014	2,900,000	393,712
3.56%, 06/25/2018	900,000	134,816
Malaysia - 0.5%
Malaysia Government Bond
3.21%, 05/31/2013	MYR 1,918,000	630,465
3.46%, 07/31/2013	1,142,000	375,729
5.09%, 04/30/2014	1,872,000	628,172
Netherlands - 0.1%
Netherlands Government Bond 1.00%, 02/24/2017 - 144A	$ 373,000	377,849

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Russian Federation - 0.1%
Russian Federal Bond - OFZ 7.50%, 02/27/2019	RUB 12,165,000	$ 419,055
Switzerland - 0.2%
Switzerland Government Bond
2.00%, 04/28/2021 - 05/25/2022	CHF 255,000	309,938
4.00%, 02/11/2023	196,000	278,928
Turkey - 0.3%
Turkey Government Bond Zero Coupon, 05/15/2013 - 09/11/2013	TRY 1,523,421	843,730
United Kingdom - 1.2%
U.K. Gilt 4.75%, 03/07/2020	GBP 2,159,877	4,162,704

Total Foreign Government Obligations (cost $26,586,148)		27,273,571

MORTGAGE-BACKED SECURITY - 0.1%
United States - 0.1%
Banc of America Large Loan, Inc. Series 2010-HLTN, Class HLTN 2.50%, 11/15/2015 - 144A (C)	$ 353,803	356,538

Total Mortgage-Backed Security (cost $320,063)		356,538

PREFERRED CORPORATE DEBT SECURITIES - 0.1%
United States - 0.1%
Deutsche Bank Capital Funding Trust VII 5.63%, 01/19/2016 - 144A (C) (D)	64,000	63,200
USB Capital IX 3.50%, 06/03/2013 (C) (D)	265,000	248,438

Total Preferred Corporate Debt Securities (cost $314,786)		311,638

CORPORATE DEBT SECURITIES - 3.6%
Argentina - 0.0% (E)
Empresa Distribuidora Y Comercializadora Norte 9.75%, 10/25/2022 - 144A	73,000	33,945
Australia - 0.2%
FMG Resources August 2006 Pty, Ltd. 6.00%, 04/01/2017 - 144A (A)	120,000	124,800
TFS Corp., Ltd. 11.00%, 07/15/2018 - 144A (F)	515,000	489,250
Austria - 0.1%
OGX Austria GmbH 8.50%, 06/01/2018 - 144A (A)	340,000	213,350
Brazil - 0.1%
Banco Bradesco SA 4.50%, 01/12/2017 - 144A (A)	200,000	216,000
Hypermarcas SA 6.50%, 04/20/2021 - 144A	170,000	183,005
Canada - 0.0% (E)
Viterra, Inc. 5.95%, 08/01/2020 - 144A	106,000	115,644
Cayman Islands - 0.1%
Hutchison Whampoa International 11, Ltd. 3.50%, 01/13/2017 - 144A	271,000	287,610
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.35%, 06/30/2021 - 144A	179,550	199,301

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
Chile - 0.2%
Banco del Estado de Chile 2.03%, 04/02/2015	$ 250,000	$ 248,473
Banco Santander Chile 2.29%, 02/14/2014 - 144A (C)	270,000	267,697
Inversiones Alsacia SA 8.00%, 08/18/2018 - 144A (F)	177,100	147,879
Germany - 0.1%
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.50%, 01/15/2023 - 144A	200,000	207,000
Guernsey, Channel Islands - 0.1%
Credit Suisse Group Guernsey I, Ltd. 7.88%, 02/24/2041 - Reg S (C)	200,000	219,500
Ireland - 0.0% (E)
Nara Cable Funding, Ltd. 8.88%, 12/01/2018 - 144A	EUR 100,000	141,572
Italy - 0.1%
Intesa Sanpaolo SpA 3.13%, 01/15/2016	$ 289,000	288,895
Korea, Republic of - 0.1%
Export-Import Bank of Korea 1.25%, 11/20/2015	200,000	198,948
Luxembourg - 0.3%
Capsugel FinanceCo S.C.A. 9.88%, 08/01/2019 - 144A	EUR 100,000	150,132
Intelsat Jackson Holdings SA 7.50%, 04/01/2021	$ 234,000	263,835
Sberbank of Russia Via SB Capital SA 5.13%, 10/29/2022 - 144A (A)	200,000	202,620
TNK-BP Finance SA 6.63%, 03/20/2017 - 144A (A) (C) (D)	100,000	114,000
7.50%, 07/18/2016 - 144A	100,000	114,625
Mexico - 0.0% (E)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 4.13%, 11/09/2022 - 144A	150,000	151,125
Netherlands - 0.1%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.38%, 01/19/2017	279,000	300,455
Ziggo BV 3.63%, 03/27/2020 - 144A	EUR 100,000	132,354
Singapore - 0.0% (E)
Bumi Investment Pte, Ltd. 10.75%, 10/06/2017 - 144A (A)	$ 144,000	116,280
Sweden - 0.1%
Nordea Bank AB 3.13%, 03/20/2017 - 144A	200,000	213,540
Switzerland - 0.0% (E)
UBS AG 5.88%, 12/20/2017	100,000	119,014
United Kingdom - 0.3%
BAT International Finance PLC 2.13%, 06/07/2017 - 144A	185,000	191,484
Lloyds TSB Bank PLC, Series EMTN 13.00%, 01/21/2029 (C) (D)	GBP 340,000	797,490
United States - 1.7%
Ally Financial, Inc. 4.50%, 02/11/2014	$ 155,000	158,488

	Principal	Value
United States (continued)
Anheuser-Busch InBev Worldwide, Inc. 1.38%, 07/15/2017	$ 157,000	$ 159,103
Apple, Inc. 1.00%, 05/03/2018	448,000	447,695
Bank of America Corp. 2.00%, 01/11/2018	268,000	268,858
Bank of America Corp., Series MTN 1.35%, 03/22/2018 (C)	143,000	142,664
Building Materials Corp. of America 6.88%, 08/15/2018 - 144A	61,000	65,880
Cablevision Systems Corp. 5.88%, 09/15/2022	118,000	119,475
Calpine Corp. (Escrow Shares) 8.75%, 07/15/2013 (G)	2,142,000	—
CIT Group, Inc. 4.75%, 02/15/2015 - 144A	211,000	222,077
Citigroup, Inc. 5.95%, 01/30/2023 (C) (D)	142,000	148,745
CONSOL Energy, Inc. 8.00%, 04/01/2017	300,000	324,750
Cricket Communications, Inc. 7.75%, 10/15/2020	117,000	119,048
Daimler Finance North America LLC 0.88%, 01/09/2015 - 144A (C)	283,000	283,996
DaVita HealthCare Partners, Inc. 6.38%, 11/01/2018 (A)	54,000	57,713
Delta Topco Limited 10.00%, 11/24/2060 (F) (G) (H) (I)	534,020	542,404
DJO Finance LLC / DJO Finance Corp. 9.75%, 10/15/2017	50,000	52,625
Ford Motor Credit Co., LLC 2.38%, 01/16/2018	200,000	200,857
General Electric Capital Corp. 6.25%, 12/15/2022 (C) (D)	300,000	331,660
General Electric Capital Corp., Series MTN 5.55%, 05/04/2020	197,000	237,839
HSBC USA, Inc. 1.63%, 01/16/2018	196,000	197,302
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	89,000	102,128
Hyundai Capital America
1.63%, 10/02/2015 - 144A	74,000	74,111
2.13%, 10/02/2017 - 144A	117,000	117,279
JPMorgan Chase & Co. 5.15%, 05/01/2023 (C) (D)	365,000	370,931
Morgan Stanley, Series GMTN 7.30%, 05/13/2019	119,000	149,051
NBCUniversal Enterprise, Inc. 5.25%, 03/19/2021 - 144A (D)	200,000	201,909
Phibro Animal Health Corp. 9.25%, 07/01/2018 - 144A	52,000	56,290
Reliance Holdings USA, Inc. 4.50%, 10/19/2020 - 144A	294,000	315,652
Sabine Pass Liquefaction LLC 5.63%, 04/15/2023 - 144A	138,000	141,795
SunGard Data Systems, Inc. 7.38%, 11/15/2018	171,000	184,680
Texas Industries, Inc. 9.25%, 08/15/2020 (A)	118,000	131,423

Total Corporate Debt Securities (cost $12,005,376)		12,376,251

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Principal	Value
CONVERTIBLE BONDS - 3.1%
Bermuda - 0.0% (E)
Celestial Nutrifoods, Ltd. Zero Coupon, 06/12/2011 (F) (G) (J)	SGD 1,400,000	$ 11,366
Cayman Islands - 0.3%
China Milk Products Group, Ltd. Zero Coupon, 01/05/2012 (F) (J)	$ 600,000	180,000
FU JI Food and Catering Services Holdings, Ltd. Zero Coupon, 10/18/2010 (F) (J)	CNY 2,700,000	4,379
Pyrus, Ltd. 7.50%, 12/20/2015 - 144A (F)	$200,000	268,200
Zeus Cayman Zero Coupon, 08/19/2013 (F)	JPY 44,000,000	440,068
China - 0.0% (E)
China Petroleum & Chemical Corp. Zero Coupon, 04/24/2014	HKD 820,000	126,273
India - 0.2%
REI Agro, Ltd. 5.50%, 11/13/2014 - 144A (F)	$ 640,000	448,704
Suzlon Energy, Ltd.
Zero Coupon, 10/11/2012 (J)	187,000	125,758
Zero Coupon, 07/25/2014 (F)	342,000	222,300
Jersey, Channel Islands - 0.4%
Dana Gas Sukuk, Ltd. Series 2007-A1, Class A1 7.50%, 10/31/2049 (F)	1,400,000	1,309,000
Netherlands - 0.5%
Bio City Development Co. B.V. 8.00%, 07/06/2018 - 144A (F)	1,200,000	1,198,500
Volkswagen International Finance NV 5.50%, 11/09/2015 - 144A	EUR 400,000	543,411
Singapore - 0.5%
CapitaLand, Ltd.
2.10%, 11/15/2016	SGD 500,000	407,465
2.95%, 06/20/2022	750,000	611,198
3.13%, 03/05/2018	250,000	221,341
Keppel Land, Ltd. Series I-A, Class A 2.50%, 06/23/2013	200,000	162,377
Olam International, Ltd. 6.00%, 10/15/2016	$ 300,000	294,000
United Kingdom - 0.1%
Essar Energy PLC 4.25%, 02/01/2016	200,000	164,500
United States - 1.1%
Brookdale Senior Living, Inc. 2.75%, 06/15/2018	39,000	45,776
Cobalt International Energy, Inc. 2.63%, 12/01/2019	590,000	659,694
Cubist Pharmaceuticals, Inc. 2.50%, 11/01/2017	117,000	197,876
Electronic Arts, Inc. 0.75%, 07/15/2016	105,000	102,244
Forest City Enterprises, Inc. 4.25%, 08/15/2018	195,000	220,228
Gilead Sciences, Inc. Series D 1.63%, 05/01/2016	345,000	774,525

	Principal	Value
United States (continued)
Hologic, Inc. Series 2010 2.00%, 12/15/2037 (K)	$ 383,000	$ 437,578
Mylan, Inc. 3.75%, 09/15/2015	236,000	526,280
Salesforce.com, Inc. 0.25%, 04/01/2018 - 144A	382,000	380,090
Take-Two Interactive Software, Inc.
1.75%, 12/01/2016	306,000	341,381
4.38%, 06/01/2014	73,000	107,903

Total Convertible Bonds (cost $11,761,715)		10,532,415

LOAN ASSIGNMENTS - 0.4%
Canada - 0.0% (E)
Essar Steel Algoma, Inc. 8.75%, 09/19/2014 (C)	111,042	112,754
United States - 0.4%
Cricket Communications, Inc., Tranche C - , 02/21/2020 (L)	235,000	236,057
Obsidian Natural Gas Trust 7.00%, 11/02/2015 (F)	324,380	326,002
Univision Communications, Inc. 4.75%, 03/02/2020 (C)	374,000	377,540
Vodafone Amers Finance 2, Inc., Tranche B 6.25%, 07/11/2016 (F)	385,688	395,330

Total Loan Assignments (cost $1,423,330)		1,447,683

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 17.1%
United States - 17.1%
U.S. Treasury Bill
0.03%, 06/06/2013 - 06/27/2013 (M)	6,700,000	6,699,481
0.04%, 05/16/2013 - 07/11/2013 (M)	34,800,000	34,797,579
0.04%, 07/05/2013 (A) (M)	1,573,000	1,572,787
0.05%, 07/18/2013 - 07/25/2013 (M)	15,400,000	15,398,324
0.06%, 08/01/2013 (M)	350,000	349,969

Total Short-Term U.S. Government Obligations (cost $58,818,140)		58,818,140

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 1.7%
Japan - 0.7%
Japan Treasury Discount Bill
0.04%, 09/10/2013	JPY 100,000,000	1,025,642
0.08%, 05/13/2013 - 06/20/2013	150,000,000	1,538,599
Mexico - 1.0%
Mexico Cetes
3.95%, 04/03/2014	MXN 7,984,800	633,914
4.08%, 08/22/2013 - 09/19/2013	19,606,600	1,591,408
4.09%, 10/03/2013	13,396,000	1,084,482

Total Short-Term Foreign Government Obligations (cost $5,932,519)		5,874,045

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.1%
Canada - 0.3%
Suncor Energy, Inc., 1.69% (M)	31,177	972,028
Germany - 0.2%
Volkswagen AG, 2.31% (A) (M)	4,103	831,590

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Shares	Value
United States - 0.6%
Cliffs Natural Resources, Inc., 7.00% (A)	7,300	$ 149,431
Continental Airlines Finance Trust II, 6.00%	650	31,525
General Motors Co. - Series B, 4.75%	7,376	342,836
Health Care REIT, Inc. - Series I, 6.50%	3,997	270,597
NextEra Energy, Inc., 5.60%	4,971	285,882
Omnicare Capital Trust II - Series B, 4.00%	2,661	144,865
PPL Corp., 8.75%	3,788	215,916
PPL Corp., 9.50%	4,300	251,335
United Technologies Corp., 7.50%	2,704	159,915
Wells Fargo & Co. - Series L, 7.50%	145	191,364

Total Convertible Preferred Stocks (cost $3,268,306)		3,847,284

PREFERRED STOCKS - 0.9%
Brazil - 0.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, 2.36% (M)	7,008	388,098
Itau Unibanco Holding SA, 3.42% (M)	18,559	312,045
United Kingdom - 0.2%
HSBC Holdings PLC - Series 2, 8.00% (A)	8,400	242,172
Royal Bank of Scotland Group PLC - Series M, 6.40%	5,075	117,841
Royal Bank of Scotland Group PLC - Series Q, 6.75% (A)	2,725	66,327
Royal Bank of Scotland Group PLC - Series T, 7.25% (A)	8,364	210,522
United States - 0.5%
Bank of America Corp. - Series 8, 8.63% (A)	15,422	393,261
Citigroup Capital XIII, 7.88% (C)	13,106	370,114
GMAC Capital Trust I - Series 2, 8.13% (C)	16,108	441,198
RBS Capital Funding Trust VII - Series G, 6.08% (N)	5,177	114,929
US Bancorp - Series F, 6.50% (A) (C)	7,244	217,030
US Bancorp - Series G, 6.00% (A) (C)	3,708	104,047

Total Preferred Stocks (cost $2,651,194)		2,977,584

COMMON STOCKS - 55.8%
Australia - 0.3%
Asciano, Ltd.	49,050	274,591
Mesoblast, Ltd. (A) (N)	30,579	186,403
Newcrest Mining, Ltd.	13,439	234,201
Orica, Ltd.	7,042	166,815
QBE Insurance Group, Ltd.	18,904	262,022
Belgium - 0.2%
Anheuser-Busch InBev NV (A)	3,846	365,946
RHJ International (N)	36,300	175,923
Brazil - 0.8%
Anhanguera Educacional Participacoes SA	12,739	229,216
BR Malls Participacoes SA	12,244	145,343
Cielo SA	13,345	354,043
Cyrela Brazil Realty SA Empreendimentos e Participacoes - Class A	27,173	246,910
Hypermarcas SA (N)	35,952	287,688
MRV Engenharia e Participacoes SA	46,532	200,013
Petroleo Brasileiro SA - Class A ADR (N)	27,838	555,925
Qualicorp SA (N)	21,112	205,765
SLC Agricola SA	23,980	211,904
Telefonica Brasil SA - ADR	9,578	254,583

	Shares	Value
Canada - 1.0%
Athabasca Oil Corp. - Class A (N)	43,922	$ 317,824
Bank of Nova Scotia (A)	4,993	287,899
BCE, Inc. (A)	7,718	361,519
Detour Gold Corp. (N)	6,596	79,352
Eldorado Gold Corp. - Class A (A)	26,997	213,575
First Quantum Minerals, Ltd.	14,841	259,123
Kinross Gold Corp.	6,465	35,170
Kinross Gold Corp.	29,577	161,177
Osisko Mining Corp. (N)	28,022	118,213
Rogers Communications, Inc. - Class B	6,052	298,545
Shaw Communications, Inc. - Class B (A)	18,005	409,980
Silver Wheaton Corp.	13,285	325,881
Teck Resources, Ltd. - Class B	8,063	214,234
TELUS Corp. (G)	6,340	227,622
Toronto-Dominion Bank	2,339	191,749
Chile - 0.0% (E)
Sociedad Quimica y Minera de Chile SA - ADR	2,597	128,525
China - 0.0% (E)
Baidu, Inc. - ADR (N)	1,643	141,052
Denmark - 0.0% (E)
TDC A/S - Class B	12,952	105,060
France - 1.8%
AXA SA	22,244	416,418
BNP Paribas SA	17,578	979,449
Cie de St-Gobain	7,065	283,361
European Aeronautic Defence and Space Co., NV	13,887	733,460
Eutelsat Communications SA	4,791	172,975
LVMH Moet Hennessy Louis Vuitton SA	1,778	307,912
Safran SA	21,023	1,032,420
Sanofi	6,133	672,156
Sanofi - ADR	1,000	53,350
Societe Generale SA (N)	3,793	137,767
Technip SA	1,254	134,594
Total SA - ADR	12,648	635,435
Total SA	11,400	574,557
Unibail-Rodamco SE - REIT	761	198,937
Germany - 1.9%
Allianz SE - Class A (A)	3,637	536,691
BASF SE - Class R (A)	2,156	201,366
Bayerische Motoren Werke AG	2,954	272,514
Deutsche Bank AG	16,440	755,825
Deutsche Boerse AG	3,340	208,494
Deutsche Telekom AG	46,449	549,438
Fresenius SE & Co. KGaA	4,664	584,866
Kabel Deutschland Holding AG	4,514	429,030
Lanxess AG	6,761	492,386
Linde AG	4,193	792,955
Muenchener Rueckversicherungs AG (A)	1,095	218,977
RTL Group SA (N)	5,000	357,881
SAP AG	2,818	223,821
Siemens AG - Class A	6,164	643,732
Telefonica Deutschland Holding AG - 144A (N)	27,826	220,826
Hong Kong - 0.6%
Beijing Enterprises Holdings, Ltd.	96,790	723,417
Chaoda Modern Agriculture Holdings, Ltd. (A) (F) (G) (N)	1,090,190	54,540

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Shares	Value
Hong Kong (continued)
China BlueChemical, Ltd. - Class H	219,825	$ 134,272
Dongfeng Motor Group Co., Ltd. - Class H	53,273	79,633
Haitian International Holdings, Ltd. - Series B	57,386	98,353
Link - REIT	74,630	420,747
Sinopharm Group Co., Ltd. - Class H	72,995	216,817
Yuanda China Holdings, Ltd.	778,504	72,231
Zhongsheng Group Holdings, Ltd. (A)	112,578	154,937
Indonesia - 0.0% (E)
Telekomunikasi Indonesia Persero PT	97,683	117,551
Italy - 0.7%
ENI SpA - Class B	34,666	829,066
Fiat Industrial SpA	70,277	793,165
Intesa Sanpaolo SpA	219,572	398,181
Telecom Italia SpA	88,036	74,491
Telecom Italia SpA - RSP	29,607	20,587
UniCredit SpA - Class A (N)	69,289	361,350
Japan - 7.7%
Aisin Seiki Co., Ltd.	6,030	217,423
Asahi Kasei Corp.	39,800	267,007
Astellas Pharma, Inc.	7,400	430,405
Bridgestone Corp.	21,800	821,819
Canon, Inc.	11,954	428,571
Daihatsu Motor Co., Ltd. (A)	8,780	174,006
Daikin Industries, Ltd.	5,200	208,565
Daito Trust Construction Co., Ltd.	1,900	183,987
Denso Corp.	8,970	401,642
East Japan Railway Co.	10,665	899,280
FANUC Corp.	1,050	158,332
Fuji Heavy Industries, Ltd.	65,420	1,234,783
Futaba Industrial Co., Ltd. (A) (N)	11,200	52,045
Hitachi Chemical Co., Ltd. (A)	13,800	215,879
Hitachi, Ltd.	75,300	480,449
Honda Motor Co., Ltd.	18,982	754,529
Hoya Corp.	16,689	333,489
IHI Corp. (A)	79,000	294,168
INPEX Corp.	98	472,483
Japan Airlines Co., Ltd.	8,600	435,800
JGC Corp.	18,910	559,628
JSR Corp.	11,100	255,396
Kao Corp.	5,100	176,304
KDDI Corp. (A)	11,000	528,081
Kirin Holdings Co., Ltd.	23,100	404,490
Kubota Corp.	50,584	724,889
Kuraray Co., Ltd.	17,630	267,475
Kyocera Corp.	2,100	213,479
Kyowa Hakko Kirin Co., Ltd.	19,180	235,114
Mazda Motor Corp. (N)	24,000	82,228
Mitsubishi Corp.	26,220	470,150
Mitsubishi UFJ Financial Group, Inc.	97,000	659,701
Mitsui & Co., Ltd.	76,832	1,054,534
MS&AD Insurance Group Holdings	25,917	693,619
Murata Manufacturing Co., Ltd.	5,350	435,200
Nintendo Co., Ltd.	2,600	288,044
Nippon Telegraph & Telephone Corp.	5,630	278,656
Nitori Holdings Co., Ltd.	800	60,235
Nitto Denko Corp.	4,000	262,605
Nomura Holdings, Inc.	63,400	515,733
NTT DOCOMO, Inc.	156	257,640

	Shares	Value
Japan (continued)
Okumura Corp.	40,300	$ 162,878
Rakuten, Inc.	44,100	470,020
Rinnai Corp.	2,680	212,784
ROHM Co., Ltd.	4,360	153,630
Ryohin Keikaku Co., Ltd.	3,800	358,619
Sekisui Chemical Co., Ltd.	9,000	113,187
Shin-Etsu Chemical Co., Ltd.	12,176	819,352
Softbank Corp.	1,800	89,091
Sony Financial Holdings, Inc.	18,700	263,759
Sumitomo Corp.	12,900	160,911
Sumitomo Electric Industries, Ltd.	17,000	225,655
Sumitomo Mitsui Financial Group, Inc.	23,480	1,109,149
Suzuki Motor Corp. (A)	33,662	862,570
T&D Holdings, Inc.	7,800	90,574
Terumo Corp.	3,350	166,323
Toda Corp.	44,900	132,188
Tokio Marine Holdings, Inc.	44,500	1,410,525
Tokyo Gas Co., Ltd.	112,370	640,896
Toyota Industries Corp.	16,637	679,235
Toyota Motor Corp.	8,800	509,124
UBE Industries, Ltd.	85,100	171,972
West Japan Railway Co.	4,300	207,755
Yahoo! Japan Corp.	248	124,019
Yamada Denki Co., Ltd. (A)	7,180	345,798
Korea, Republic of - 0.9%
Cheil Industries, Inc.	1,728	148,903
Hyundai Motor Co.	1,841	333,497
KT Corp. - ADR	6,128	99,641
POSCO	418	119,179
Samsung Electronics Co., Ltd.	1,765	2,436,030
Luxembourg - 0.1%
Tenaris SA - ADR	4,641	206,478
Malaysia - 0.4%
Axiata Group Bhd	229,412	510,475
IHH Healthcare Bhd - Class A (N)	497,000	612,572
Telekom Malaysia Bhd	113,024	205,059
Mexico - 0.2%
Fibra Uno Administracion SA de CV - REIT (A)	40,500	155,632
Fomento Economico Mexicano SAB de CV - ADR	1,703	193,103
Mexichem SAB de CV - Class A (A)	37,599	191,799
TF Administradora Industrial S de RL de CV - Trust Unit REIT (N)	105,500	251,536
Netherlands - 0.5%
ING Groep NV (N)	41,390	339,698
Royal Dutch Shell PLC - Class A ADR	4,599	312,594
Unilever NV	10,326	439,514
Ziggo NV	16,042	574,958
New Zealand - 0.0% (E)
Guinness Peat Group PLC - Class A (A) (N)	204,264	97,172
Philippines - 0.0% (E)
Philippine Long Distance Telephone Co. - ADR	2,175	159,797
Portugal - 0.0% (E)
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	28,029	125,873
Russian Federation - 0.2%
Federal Hydrogenerating Co. JSC - ADR	86,612	147,240
Sberbank of Russia	116,798	370,834

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Shares	Value
Singapore - 0.6%
CapitaLand, Ltd. (A)	121,150	$ 367,866
Keppel - REIT	9,822	12,041
Keppel Corp., Ltd.	49,111	427,035
Oversea-Chinese Banking Corp.	44,190	389,268
Raffles Medical Group, Ltd.	50,200	139,388
Singapore Press Holdings, Ltd. (A)	31,080	112,541
Singapore Telecommunications, Ltd.	152,450	486,424
South Africa - 0.1%
Life Healthcare Group Holdings, Ltd.	52,248	220,730
MTN Group, Ltd.	4,873	87,854
Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA	24,943	242,095
Banco Bilbao Vizcaya Argentina SA (A)	445	4,323
Banco Santander SA	45,891	331,855
Telefonica SA - ADR	5,824	84,856
Telefonica SA	24,638	361,460
Sweden - 0.2%
Svenska Handelsbanken AB - Class A	11,392	517,479
Switzerland - 1.7%
Credit Suisse Group AG	10,312	285,915
Nestle SA	15,172	1,083,481
Novartis AG	5,523	410,156
Roche Holding AG	7,444	1,860,600
Swisscom AG	510	240,135
Syngenta AG	3,369	1,439,923
UBS AG - Class A (N)	16,777	299,525
Zurich Insurance Group AG (N)	890	248,488
Taiwan - 0.3%
Cheng Shin Rubber Industry Co., Ltd.	60,670	205,372
Chunghwa Telecom Co., Ltd.	29,333	93,231
Chunghwa Telecom Co., Ltd. - ADR	7,802	251,536
Far EasTone Telecommunications Co., Ltd.	76,069	185,327
Yulon Motor Co., Ltd.	82,057	140,691
Thailand - 0.3%
Bangkok Dusit Medical Services PCL - Class F	47,300	272,358
PTT Global Chemical PCL	155,737	387,353
PTT PCL	20,197	224,334
Siam Commercial Bank PCL	42,975	272,346
United Kingdom - 3.2%
Amlin PLC	14,849	97,891
Antofagasta PLC - Class A	26,639	371,383
AstraZeneca PLC	14,487	752,175
AstraZeneca PLC - ADR	993	51,557
BG Group PLC	52,021	876,350
BHP Billiton PLC	13,797	383,839
BP PLC	32,507	235,507
BP PLC - ADR	8,965	390,874
BT Group PLC - Class A	135,723	582,299
Diageo PLC - ADR	4,154	507,619
Genel Energy PLC (N)	18,499	255,745
GlaxoSmithKline PLC	19,987	515,532
GlaxoSmithKline PLC - ADR	985	50,865
Glencore International PLC (A)	20,958	103,183
HSBC Holdings PLC	112,279	1,226,964
Invensys PLC	43,487	259,867
KazMunaiGas Exploration Production JSC - GDR, Reg S	19,586	351,569
Lloyds TSB Group PLC (N)	404,400	341,287

	Shares	Value
United Kingdom (continued)
National Grid PLC - Class B	59,469	$ 757,023
NMC Health PLC - Class A (N)	30,513	146,932
Novorossiysk Commercial Sea Port PJSC - GDR, Reg S	18,241	125,863
Pearson PLC	8,426	153,267
Polyus Gold International, Ltd. (N)	77,490	244,349
Shire PLC	15,364	477,791
SSE PLC - Class B	24,904	602,320
Unilever PLC - ADR	2,561	110,943
Unilever PLC	4,102	177,519
Vodafone Group PLC - ADR	15,606	477,388
Vodafone Group PLC	102,467	312,286
United States - 31.8%
3M Co.	4,711	493,289
Abbott Laboratories	9,648	356,204
AbbVie, Inc. - Class G	12,307	566,737
Accenture PLC - Class A	732	59,614
ACE, Ltd.	10,809	963,514
Activision Blizzard, Inc.	45,453	679,522
Adobe Systems, Inc. (N)	1,687	76,050
AES Corp.	25,864	358,475
Aetna, Inc.	13,371	768,030
Agilent Technologies, Inc.	6,284	260,409
Agrium, Inc.	3,919	359,255
Alexion Pharmaceuticals, Inc. (N)	2,920	286,160
Allergan, Inc.	4,048	459,650
Alliance Data Systems Corp. (A) (N)	448	76,953
Amazon.com, Inc. (N)	1,762	447,213
Amdocs, Ltd.	1,517	54,157
American Capital Agency Corp. - REIT	10,194	339,562
American Electric Power Co., Inc.	9,206	473,465
American Express Co.	11,226	767,971
American International Group, Inc. (N)	6,600	273,372
American Tower Corp. - Class A REIT	6,960	584,570
American Water Works Co., Inc.	8,432	353,132
Ameriprise Financial, Inc.	731	54,481
AmerisourceBergen Corp. - Class A	6,848	370,614
Amgen, Inc. (A)	5,135	535,118
Anadarko Petroleum Corp. - Class A	12,424	1,053,058
Apache Corp.	3,525	260,427
Apple, Inc.	68	30,107
Arch Capital Group, Ltd. (A) (N)	2,863	151,911
AT&T, Inc.	31,440	1,177,742
Avery Dennison Corp. (A)	4,104	170,111
Axis Capital Holdings, Ltd.	1,239	55,297
Bank of America Corp.	94,937	1,168,674
Bank of New York Mellon Corp.	31,239	881,565
BB&T Corp.	10,716	329,731
Berkshire Hathaway, Inc. - Class B (N)	2,431	258,464
Boeing Co.	2,218	202,747
BorgWarner, Inc. (N)	2,735	213,795
Bristol-Myers Squibb Co.	13,949	554,054
Brookfield Asset Management, Inc. - Class A (A)	9,427	363,788
Brookfield Property Partners, LP (A) (N)	540	11,923
CA, Inc.	1,687	45,498
Calpine Corp. (N)	23,111	502,202
Canadian Natural Resources, Ltd. (A)	10,207	299,473
Canadian Pacific Railway, Ltd. (A)	1,378	171,726
Capital One Financial Corp.	8,092	467,556

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Shares	Value
United States (continued)
Cardinal Health, Inc.	19,119	$ 845,442
Celgene Corp. (N)	5,319	628,014
CF Industries Holdings, Inc. - Class B	241	44,949
Charter Communications, Inc. - Class A (A) (N)	3,854	388,252
Check Point Software Technologies, Ltd. (A) (N)	918	42,797
Chevron Corp.	409	49,902
Chubb Corp. - Class A	4,978	438,412
Cisco Systems, Inc.	18,120	379,070
Citigroup, Inc.	20,399	951,817
Citrix Systems, Inc. (N)	5,028	312,591
CMS Energy Corp.	9,343	279,729
CNA Financial Corp. - Class A	1,693	57,071
CNH Global NV	1,179	48,492
Coach, Inc. - Class A (A)	7,089	417,259
Cobalt International Energy, Inc. (N)	9,587	267,861
Coca-Cola Co.	33,534	1,419,494
Colgate-Palmolive Co.	5,755	687,205
Comcast Corp. - Class A	40,132	1,657,452
Computer Sciences Corp.	1,452	68,026
Constellation Brands, Inc. - Class A (N)	1,593	78,615
Corning, Inc.	50,550	732,975
Cosan, Ltd. - Class A	34,456	714,962
Coventry Health Care, Inc.	1,045	51,780
Covidien PLC	6,274	400,532
Crown Castle International Corp. (N)	4,186	322,322
Crown Holdings, Inc. (N)	3,848	164,233
Cubist Pharmaceuticals, Inc. (A) (N)	3,763	172,797
Cummins, Inc.	2,065	219,695
CVS Caremark Corp.	10,631	618,512
DaVita HealthCare Partners, Inc. (N)	2,707	321,186
Delphi Automotive PLC - Class A	3,300	152,493
Delta Topco Limited (F) (G) (H)	645,881	411,620
Devon Energy Corp. - Class A	9,459	520,813
Diamond Offshore Drilling, Inc.	704	48,646
Discover Financial Services	12,371	541,108
DISH Network Corp. - Class A	1,579	61,881
Dominion Resources, Inc.	10,000	616,800
Dr. Pepper Snapple Group, Inc.	2,423	118,315
Duke Energy Corp.	4,758	357,802
Eastman Chemical Co.	877	58,452
Eaton Corp. PLC	4,526	277,942
Electronic Arts, Inc. (A) (N)	32,164	566,408
EMC Corp. (N)	46,317	1,038,890
Energizer Holdings, Inc.	534	51,579
EOG Resources, Inc.	2,857	346,154
Equity Residential - REIT	5,426	315,034
Expedia, Inc.	985	55,002
Express Scripts Holding Co. (N)	6,993	415,174
Fidelity National Financial, Inc. - Class A	7,896	212,008
Fidelity National Information Services, Inc.	1,514	63,664
FMC Corp. - Class A	17,559	1,065,831
Ford Motor Co.	51,597	707,395
Freeport-McMoRan Copper & Gold, Inc.	14,083	428,546
Freescale Semiconductor, Ltd. (A) (N)	40,731	630,516
Fusion-io, Inc. (A) (N)	30,353	570,029
General Dynamics Corp.	670	49,553
General Electric Co.	100,873	2,248,459
General Mills, Inc.	9,634	485,746
General Motors Co. (A) (N)	22,805	703,306

	Shares	Value
United States (continued)
Gilead Sciences, Inc. (N)	12,845	$ 650,471
Goldcorp, Inc.	34,277	1,013,914
Goldman Sachs Group, Inc.	4,066	593,921
Google, Inc. - Class A (N)	2,477	2,042,460
Halliburton Co.	6,810	291,264
HCA Holdings, Inc.	16,028	639,357
HealthSouth Corp. (N)	7,120	195,800
Helmerich & Payne, Inc. (A)	860	50,413
Hillshire Brands Co.	10,602	380,718
Humana, Inc. - Class A	10,887	806,836
International Game Technology	10,962	185,806
International Paper Co.	1,345	63,188
Intuit, Inc.	754	44,969
Intuitive Surgical, Inc. (N)	334	164,425
Johnson & Johnson	15,424	1,314,588
Johnson Controls, Inc.	5,822	203,828
JPMorgan Chase & Co.	39,599	1,940,747
KBR, Inc.	5,362	161,289
Kimberly-Clark Corp.	4,218	435,255
KLA-Tencor Corp.	825	44,756
Kohl’s Corp. (A)	7,143	336,150
Kraft Foods Group, Inc. (O)	10,016	515,724
Kroger Co.	1,601	55,042
L-3 Communications Holdings, Inc. (A)	658	53,462
Leap Wireless International, Inc. (A) (N)	7,145	40,869
Lear Corp. (A)	1,004	58,011
Liberty Media Corp. - Class A (N)	2,638	303,053
Life Technologies Corp. (N)	2,712	199,847
Lincoln National Corp. (A)	2,093	71,183
M&T Bank Corp. (A)	2,135	213,927
Macy’s, Inc.	1,213	54,100
Manchester United PLC - Class A (A) (N)	10,850	195,083
Marathon Oil Corp.	42,743	1,396,414
Marathon Petroleum Corp. (O)	21,507	1,685,289
Mastercard, Inc. - Class A	2,968	1,641,096
Mattel, Inc.	9,361	427,423
McDonald’s Corp.	9,292	949,085
McKesson Corp.	5,041	533,439
Mead Johnson Nutrition Co. - Class A	8,525	691,292
Medtronic, Inc.	8,466	395,193
Merck & Co., Inc.	28,250	1,327,750
MetLife, Inc.	7,074	275,815
Mettler-Toledo International, Inc. (A) (N)	1,045	218,363
Microsoft Corp.	40,656	1,345,714
Mondelez International, Inc. - Class A	23,590	741,905
Monsanto Co.	5,524	590,074
Morgan Stanley	9,094	201,432
Motorola Solutions, Inc.	993	56,800
Murphy Oil Corp.	801	49,734
National Oilwell Varco, Inc.	10,490	684,158
Newmont Mining Corp. - REIT	13,893	450,133
NextEra Energy, Inc.	10,845	889,615
Northern Trust Corp.	4,054	218,592
Northrop Grumman Corp.	743	56,275
Occidental Petroleum Corp.	14,959	1,335,240
Onyx Pharmaceuticals, Inc. (A) (N)	2,097	198,796
Oracle Corp. (O)	55,997	1,835,582
PACCAR, Inc.	5,691	283,298
Parker Hannifin Corp.	539	47,739

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Shares	Value
United States (continued)
PepsiCo, Inc.	14,004	$ 1,154,910
PerkinElmer, Inc.	6,899	211,454
Perrigo Co.	2,304	275,121
Pfizer, Inc.	76,366	2,219,960
Philip Morris International, Inc.	632	60,413
Phillips 66	10,386	633,027
Platinum Underwriters Holdings, Ltd. (A)	1,860	105,555
Potash Corp. of Saskatchewan, Inc.	17,479	735,866
PPG Industries, Inc.	518	76,219
PPL Corp.	11,714	391,013
Praxair, Inc.	1,644	187,909
Precision Castparts Corp.	2,868	548,620
Progressive Corp. (A)	13,255	335,219
Prudential Financial, Inc.	3,105	187,604
PulteGroup, Inc. (A) (N)	21,376	448,682
QEP Resources, Inc. (A)	21,762	624,787
QUALCOMM, Inc.	24,827	1,529,840
Raytheon Co.	918	56,347
Red Hat, Inc. (N)	3,327	159,463
Reinsurance Group of America, Inc. - Class A	701	43,848
RenaissanceRe Holdings, Ltd.	2,331	218,858
RHJ International - 144A (N)	17,100	82,801
Rockwell Automation, Inc. - Class B	8,016	679,596
Ross Stores, Inc.	679	44,862
Schlumberger, Ltd.	16,887	1,256,899
Sealed Air Corp. - Class A	7,731	171,010
Simon Property Group, Inc. - REIT	2,722	484,707
SM Energy Co.	6,147	374,967
Southern Copper Corp. (A)	5,311	177,016
Sprint Nextel Corp. (N)	23,281	164,131
St. Joe Co. (A) (N)	56,287	1,101,537
StanCorp Financial Group, Inc. - Class A (A)	278	12,004
State Street Corp.	10,344	604,814
Stillwater Mining Co. (A) (N)	10,746	133,680
Suncor Energy, Inc.	1,462	45,541
Symantec Corp. (N)	1,935	47,021
TE Connectivity, Ltd.	1,367	59,533
Tenet Healthcare Corp. (N)	6,216	281,958
Thermo Fisher Scientific, Inc.	5,386	434,542
TIBCO Software, Inc. (N)	17,085	331,620
Tiffany & Co. (A) (O)	8,683	639,763
Time Warner Cable, Inc.	4,988	468,323
Torchmark Corp. (A)	903	56,049
Travelers Cos., Inc.	7,953	679,266
TRW Automotive Holdings Corp. (N)	2,800	168,196
Unilever NV	2,366	100,508
Union Pacific Corp.	7,247	1,072,266
United Continental Holdings, Inc. (A) (N)	13,877	448,227
United Parcel Service, Inc. - Class B	5,600	480,704
United Technologies Corp.	13,989	1,277,056
UnitedHealth Group, Inc.	9,834	589,352
Universal Health Services, Inc. - Class B	14,000	932,260
Unum Group	1,975	55,083
US Bancorp - Class A	18,757	624,233
Valeant Pharmaceuticals International, Inc. (N)	1,528	116,250
Valero Energy Corp.	1,769	71,326
Verizon Communications, Inc.	22,275	1,200,845
Visa, Inc. - Class A (A)	11,595	1,953,294
VMware, Inc. - Class A (A) (N)	5,230	368,715

	Shares	Value
United States (continued)
Wal-Mart Stores, Inc.	15,670	$ 1,217,872
Walt Disney Co. - Class A	1,818	114,243
Waters Corp. (N)	3,775	348,810
WellPoint, Inc.	3,685	268,710
Wells Fargo & Co.	49,054	1,863,071
Western Digital Corp.	1,218	67,331
WhiteWave Foods Co. - Class A (A) (N)	3,578	60,504
Whiting Petroleum Corp. (N)	8,379	372,865
Williams-Sonoma, Inc. - Class A (A) (O)	3,574	191,852
Wyndham Worldwide Corp.	862	51,789
XL Group PLC - Class A	19,045	593,061

Total Common Stocks (cost $155,954,476)		191,909,812

RIGHTS - 0.0% (E)
Brazil - 0.0% (E)
Cia Brasileira de Distribuicao Grupo Pao de Acucar (N)	8	24
Spain - 0.0% (E)
Banco Santander SA (A) (N)	45,891	9,609

Total Rights (cost $9,036)		9,633

WARRANTS - 0.0% (E)
Australia - 0.0% (E)
TFS Corp., Ltd., Class A (G) (N) Expiration: 07/15/2018 Exercise Price: AUD 1.28	190,550	24,765
Canada - 0.0% (E)
Kinross Gold Corp. (G) (N) Expiration: 09/03/2013 Exercise Price: $32.00	9,602	48

Total Warrants (cost $19,627)		24,813

INVESTMENT COMPANIES - 1.5%
United States - 1.5%
ETFS Physical Palladium Shares (N)	2,675	183,157
ETFS Platinum Trust (N)	2,474	365,262
SPDR Gold Shares (A) (N)	33,155	4,733,539

Total Investment Companies (cost $4,362,064)		5,281,958

	Contracts	Value
PURCHASED OPTIONS - 0.9%
Call Options - 0.9%
Barrick Gold Corp. Strike Price $80.00 Expires 01/18/2014	960	1,440
Goldcorp, Inc. Strike Price $80.00 Expires 01/18/2014	600	1,200
Newmont Mining Corp. Strike Price $90.00 Expires 01/18/2014	768	3,072
OTC- Activision Blizzard, Inc. Strike Price $20.00 Expires 01/17/2014 Counterparty: GSC	24,110	4,029

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Contracts	Value
Call Options (continued)
OTC- Aetna, Inc. Strike Price $60.00 Expires 01/17/2014 Counterparty: GSC	17,499	$ 59,150
OTC- Agnico-Eagle Mines, Ltd. Strike Price $85.00 Expires 01/17/2014 Counterparty: DUB	17,848	1,389
OTC- Alcoa, Inc. Strike Price $15.00 Expires 01/17/2014 Counterparty: GSC	43,553	978
OTC- Amundi ETF EURO STOXX 50 C Strike Price $50.00 Expires 01/17/2014 Counterparty: GSC	97,217	263,481
OTC- AngloGold Ashanti, Ltd. Strike Price $65.00 Expires 01/17/2014 Counterparty: DUB	21,165	94
OTC- Apple, Inc. Strike Price $410.00 Expires 02/21/2014 Counterparty: GSC	3,129	172,839
OTC- AutoZone, Inc. Strike Price $550.00 Expires 01/17/2014 Counterparty: GSC	1,828	1,321
OTC- Bank of America Corp. Strike Price $17.00 Expires 01/17/2014 Counterparty: GSC	97,217	9,561
OTC- Best Buy Co., Inc. Strike Price $30.00 Expires 01/17/2014 Counterparty: GSC	52,497	103,408
OTC- Boeing Co. Strike Price $110.00 Expires 01/17/2014 Counterparty: GSC	15,555	11,412
OTC- Boston Scientific Corp. Strike Price $10.00 Expires 01/17/2014 Counterparty: GSC	43,942	5,734
OTC- Bristol-Myers Squibb Co. Strike Price $50.00 Expires 01/17/2014 Counterparty: GSC	43,553	3,368
OTC- Broadcom Corp. Strike Price $55.00 Expires 01/17/2014 Counterparty: GSC	23,332	1,628
OTC- Caterpillar, Inc. Strike Price $135.00 Expires 01/17/2014 Counterparty: GSC	25,276	1,855

	Contracts	Value
Call Options (continued)
OTC- Chicago Board Options Exchange Volatility Index (G) Index Value $18.00 Expires 05/22/2013 Counterparty: CSFB	7,800	$ 3,900
OTC- Cisco Systems, Inc. Strike Price $30.00 Expires 01/17/2014 Counterparty: GSC	97,217	4,010
OTC- Coeur d’Alene Mines Corp. Strike Price $40.00 Expires 01/17/2014 Counterparty: DUB	8,468	747
OTC- Corning, Inc. Strike Price $20.00 Expires 01/17/2014 Counterparty: GSC	48,609	2,795
OTC- Eldorado Gold Corp. Strike Price $25.00 Expires 01/17/2014 Counterparty: DUB	25,129	199
OTC- EMC Corp. Strike Price $40.00 Expires 01/17/2014 Counterparty: GSC	68,052	1,400
OTC- Endeavour Silver Corp. Strike Price $20.00 Expires 01/17/2014 Counterparty: DUB	6,729	46
OTC- First Majestic Silver Corp. Strike Price $35.00 Expires 01/17/2014 Counterparty: DUB	4,252	474
OTC- Freeport-McMoRan Copper & Gold, Inc. Strike Price $65.00 Expires 01/17/2014 Counterparty: GSC	52,497	1,423
OTC- General Electric Co. Strike Price $35.00 Expires 01/17/2014 Counterparty: GSC	97,217	695
OTC- Gold Fields, Ltd. Strike Price $22.00 Expires 01/17/2014 Counterparty: DUB	51,951	51
OTC- Halliburton Co. Strike Price $55.00 Expires 01/17/2014 Counterparty: GSC	36,942	18,590
OTC- Harmony Gold Mining Co., Ltd. Strike Price $15.00 Expires 01/17/2014 Counterparty: DUB	13,250	787
OTC- Hewlett-Packard Co. Strike Price $30.00 Expires 01/17/2014 Counterparty: GSC	97,217	21,110

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Contracts	Value
Call Options (continued)
OTC- Humana, Inc. Strike Price $105.00 Expires 01/17/2014 Counterparty: GSC	7,777	$ 2,201
OTC- IAMGOLD Corp. Strike Price $30.00 Expires 01/17/2014 Counterparty: DUB	22,349	102
OTC- Intel Corp. Strike Price $40.00 Expires 01/17/2014 Counterparty: GSC	97,217	1,351
OTC- International Business Machines Corp. Strike Price $295.00 Expires 01/17/2014 Counterparty: GSC	10,111	295
OTC- JC Penney Co., Inc. Strike Price $55.00 Expires 01/17/2014 Counterparty: GSC	27,221	623
OTC- JPMorgan Chase & Co. Strike Price $60.00 Expires 01/17/2014 Counterparty: GSC	97,217	20,799
OTC- Kinross Gold Corp. Strike Price $20.00 Expires 01/17/2014 Counterparty: DUB	96,206	2,618
OTC- Las Vegas Sands Corp. Strike Price $77.25 Expires 01/17/2014 Counterparty: GSC	34,998	21,733
OTC- Lowe’s Cos, Inc. Strike Price $45.00 Expires 01/17/2014 Counterparty: GSC	77,773	62,416
OTC- Marvell Technology Group Ltd. Strike Price $20.00 Expires 01/17/2014 Counterparty: GSC	56,386	417
OTC- Mastercard, Inc. Strike Price $660.00 Expires 01/17/2014 Counterparty: GSC	2,917	16,829
OTC- McDonald’s Corp. Strike Price $135.00 Expires 01/17/2014 Counterparty: GSC	17,499	844
OTC- Microsoft Corp. Strike Price $45.00 Expires 01/17/2014 Counterparty: GSC	97,217	7,381
OTC- Monster Beverage Corp. Strike Price $105.00 Expires 01/17/2014 Counterparty: GSC	13,610	1,678

	Contracts	Value
Call Options (continued)
OTC- NetApp, Inc. Strike Price $60.00 Expires 01/17/2014 Counterparty: GSC	31,887	$ 1,826
OTC- New Gold, Inc. Strike Price $22.00 Expires 01/17/2014 Counterparty: DUB	14,254	284
OTC- Nikkei 225 Index Value $9,354.06 Expires 12/13/2013 Counterparty: JPM	87	409,363
OTC- Nikkei 225 Index Value $9,400.00 Expires 12/13/2013 Counterparty: CITI	87	405,448
OTC- Nikkei 225 Index Value $9,685.15 Expires 03/14/2014 Counterparty: BNP	90	402,499
OTC- Nikkei 225 Index Value $11,000.00 Expires 12/13/2013 Counterparty: JPM	44	137,469
OTC- Nikkei 225 Index Value $11,000.00 Expires 12/13/2013 Counterparty: JPM	12	37,492
OTC- Nikkei 225 Index Value $11,000.00 Expires 12/13/2013 Counterparty: JPM	4	12,497
OTC- Novagold Resources, Inc. Strike Price $12.00 Expires 01/17/2014 Counterparty: DUB	13,172	2
OTC- Pan American Silver Corp. Strike Price $50.00 Expires 01/17/2014 Counterparty: DUB	24,034	24
OTC- priceline.com, Inc. Strike Price $1,000.00 Expires 01/17/2014 Counterparty: GSC	3,889	20,279
OTC- QUALCOMM, Inc. Strike Price $95.00 Expires 01/17/2014 Counterparty: GSC	38,887	2,463
OTC- Randgold Resources, Ltd. Strike Price $165.00 Expires 01/17/2014 Counterparty: DUB	3,244	529
OTC- Royal Gold, Inc. Strike Price $125.00 Expires 01/17/2014 Counterparty: DUB	3,197	350

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Contracts	Value
Call Options (continued)
OTC- Safeway, Inc. Strike Price $25.00 Expires 01/17/2014 Counterparty: GSC	23,332	$ 26,171
OTC- Seabridge Gold, Inc. Strike Price $30.00 Expires 01/17/2014 Counterparty: DUB	2,105	268
OTC- Silver Standard Resources, Inc. Strike Price $30.00 Expires 01/17/2014 Counterparty: DUB	5,883	13
OTC- Silver Wheaton Corp. Strike Price $55.00 Expires 01/17/2014 Counterparty: DUB	24,136	3,606
OTC- Silvercorp Metals, Inc. Strike Price $15.00 Expires 01/17/2014 Counterparty: DUB	13,725	10
OTC- Staples, Inc. Strike Price $20.00 Expires 01/17/2014 Counterparty: GSC	85,551	5,443
OTC- Starwood Hotels & Resorts Worldwide, Inc. Strike Price $85.00 Expires 01/17/2014 Counterparty: GSC	5,833	2,082
OTC- Stillwater Mining Co. Strike Price $25.00 Expires 01/17/2014 Counterparty: DUB	15,393	1,222
OTC- TOPIX Index Index Value $1,000.42 Expires 06/14/2013 Counterparty: MSC	1,639	280,717
OTC- TOPIX Index Index Value $1,013.21 Expires 08/09/2013 Counterparty: BCLY	1,074	182,664
OTC- United Technologies Corp. Strike Price $120.00 Expires 01/17/2014 Counterparty: GSC	14,777	1,099
OTC- UnitedHealth Group, Inc. Strike Price $85.00 Expires 01/17/2014 Counterparty: GSC	19,443	1,936
OTC- Visa, Inc. Strike Price $190.00 Expires 01/17/2014 Counterparty: GSC	8,944	32,773
OTC- Western Union Co. Strike Price $25.00 Expires 01/17/2014 Counterparty: GSC	13,610	76

	Contracts	Value
Call Options (continued)
OTC- Yahoo!, Inc. Strike Price $25.00 Expires 01/17/2014 Counterparty: GSC	68,052	$ 153,683
OTC- Yama Gold, Inc. Strike Price $30.00 Expires 01/17/2014 Counterparty: DUB	57,770	3,051
OTC- Yum! Brands, Inc. Strike Price $100.00 Expires 01/17/2014 Counterparty: GSC	13,610	900
Put Options - 0.0% (E)
Humana, Inc. Strike Price $67.50 Expires 08/17/2013	45	10,125
OTC- Korea Composite Stock Price Index Index Value $243.53 Expires 12/12/2013 Counterparty: CITI	28	20,191
OTC- Russell 2000 Index Index Value $884.71 Expires 06/21/2013 Counterparty: DUB	1,314	10,123
OTC- Russell 2000 Index Index Value $890.00 Expires 05/17/2013 Counterparty: BCLY	861	1,990
OTC- S&P 500 Index Index Value $1,513.22 Expires 06/21/2013 Counterparty: CITI	1,050	9,936
OTC- S&P 500 Index Index Value $1,520.00 Expires 05/17/2013 Counterparty: MSC	537	1,105
OTC- S&P 500 Index Index Value $1,520.28 Expires 05/17/2013 Counterparty: MSC	810	1,632
OTC- S&P 500 Index Index Value $1,550.00 Expires 05/17/2013 Counterparty: BOA	1,104	4,811
OTC- S&P 500 Index Index Value $1,555.06 Expires 06/21/2013 Counterparty: JPM	744	12,618
OTC- S&P 500 Index Index Value $1,555.45 Expires 06/21/2013 Counterparty: BOA	743	12,698

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Contracts	Value
Put Options (continued)
S&P 500 Index Index Value $1,550.00 Expires 05/18/2013	92	$ 44,160

Total Purchased Options (cost $2,492,378)		3,097,101

	Notional Amount	Value
PURCHASED FOREIGN EXCHANGE OPTION - 0.0% (E)
Put Option - 0.0% (E)
OTC- EUR vs. USD Exercise Price EUR 1.20 Expires 06/03/2013 Counterparty: CSFB	EUR 2,952,000	187

Total Purchased Foreign Exchange Option (cost $149,928)		187

PURCHASED SWAPTION - 0.0% (E)
Put Option - 0.0% (E)
OTC- If exercised the Series receives floating 3 month LIBOR, and pays 1.07%, European Style Expires 04/04/2018 Counterparty: RBS	JPY 78,804,000	15,571

Total Purchased Swaption (cost $16,518)		15,571

	Shares	Value
SECURITIES LENDING COLLATERAL - 9.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (M)	34,080,443	34,080,443

Total Securities Lending Collateral (cost $34,080,443)		34,080,443

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
State Street Bank & Trust Co. 0.03% (M), dated 04/30/2013, to be repurchased at $1,090,244 on 05/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 02/01/2032, and with a value of $1,116,057.	$ 1,090,243	1,090,243

Total Repurchase Agreement (cost $1,090,243)		1,090,243

Total Investment Securities (cost $338,678,163) (P)		378,124,447
Other Assets and Liabilities - Net		(34,185,939)

Net Assets		$ 343,938,508

	Contracts	Value
WRITTEN OPTIONS - (0.2%) (Q) (R)
Call Options - (0.2%)
Corning, Inc. Strike Price $14.00 Expires 08/17/2013	249	$ (23,655)
Fusion-io, Inc. Strike Price $24.00 Expires 09/21/2013	100	(7,600)
Kraft Foods Group, Inc. Strike Price $47.50 Expires 06/22/2013	58	(24,940)
Marathon Petroleum Corp. Strike Price $77.50 Expires 07/20/2013	78	(39,000)
OTC- Chicago Board Options Exchange Volatility Index (G) Index Value $25.00 Expires 05/22/2013 Counterparty: DUB	7,800	(1,170)
OTC- Nikkei 225 Index Value $11,000.00 Expires 12/13/2013 Counterparty: CITI	60	(187,458)
OTC- TOPIX Index Index Value $1,079.66 Expires 06/14/2013 Counterparty: GSC	1,639	(163,335)
OTC- TOPIX Index Index Value $1,133.59 Expires 08/09/2013 Counterparty: DUB	537	(42,163)
OTC- Yahoo Japan Corp. Strike Price JPY37,761.36 Expires 05/02/2013 Counterparty: GSC	248	(27,955)
Tiffany&Co. Strike Price $65.00 Expires 05/18/2013	33	(28,628)
Williams-Sonoma, Inc. Strike Price $52.50 Expires 01/18/2014	20	(10,800)
Williams-Sonoma, Inc. Strike Price $55.00 Expires 01/18/2014	14	(5,810)
Put Options - (0.0%) (E)
OTC- Nikkei 225 Index Value $8,305.01 Expires 12/13/2013 Counterparty: CITI	87	(3,259)
OTC- Nikkei 225 Index Value $8,592.09 Expires 12/13/2013 Counterparty: JPM	87	(3,903)
OTC- Nikkei 225 Index Value $9,300.00 Expires 03/14/2014 Counterparty: BNP	90	(9,494)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

	Contracts	Value
OTC- Russell 2000 Index Index Value $825.00 Expires 05/17/2013 Counterparty: BCLY	861	$ (313)
OTC- Russell 2000 Index Index Value $830.55 Expires 06/21/2013 Counterparty: GSC	1,314	(3,646)
OTC- S&P 500 Index Index Value $1,149.60 Expires 12/20/2013 Counterparty: CITI	480	(2,912)
OTC- S&P 500 Index Index Value $1,405.13 Expires 06/21/2013 Counterparty: GSC	1,050	(2,504)
OTC- S&P 500 Index Index Value $1,420.00 Expires 05/17/2013 Counterparty: GSC	537	(139)
OTC- S&P 500 Index Index Value $1,427.20 Expires 05/17/2013 Counterparty: GSC	810	(240)
OTC- S&P 500 Index Index Value $1,443.99 Expires 06/21/2013 Counterparty: RBS	744	(2,038)

	Contracts	Value
OTC- S&P 500 Index Index Value $1,450.00 Expires 05/17/2013 Counterparty: BOA	1,104	$ (505)
OTC- S&P 500 Index Index Value $1,460.21 Expires 06/21/2013 Counterparty: CSFB	743	(3,658)
OTC- TOPIX Index Index Value $921.18 Expires 06/14/2013 Counterparty: BNP	1,639	(1,148)
OTC- TOPIX Index Index Value $932.96 Expires 08/09/2013 Counterparty: ETFC	1,074	(5,027)
S&P 500 Index Index Value $1,475.00 Expires 05/18/2013	15	(1,470)

Total Written Options (premiums $(442,442))		$ (602,770)

	Notional Amount	Value
WRITTEN FOREIGN EXCHANGE OPTION - 0.0% (E) (Q) (R)
Call Option - 0.0% (E)
OTC- EUR vs. USD Exercise Price EUR 1.40 Expires 06/03/2013 Counterparty: CSFB	EUR 2,952,000	(175)

Total Written Foreign Exchange Option (cost $(49,692))		(175)

OVER THE COUNTER SWAP AGREEMENTS: (Q) (R)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (S)
Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (T)	Market Value (U)	Premiums Paid	Unrealized (Depreciation)
North American High Yield Index - Series 20	5.00%	06/20/2018	JPM	USD	$250,000	$(12,973)	$10,930	$(23,903)
North American Investment Grade Index - Series 20	1.00	06/20/2018	GSC	USD	250,000	(2,693)	2,112	(4,805)

						$(15,666)	$13,042	$(28,708)

INTEREST RATE SWAP AGREEEMENTS - FIXED RATE RECEIVABLE:
Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation
3-Month USD-LIBOR	1.00%	09/28/2016	GSC	USD	$7,823,000	$12,417	$—	$12,417
3-Month USD-LIBOR	1.01	09/27/2016	DUB	USD	7,630,000	13,143	—	13,143
3-Month USD-LIBOR	1.19	09/17/2018	JPM	USD	792,000	8,108	—	8,108
3-Month USD-LIBOR	1.24	09/14/2018	DUB	USD	784,500	10,270	—	10,270
3-Month USD-LIBOR	1.28	06/22/2016	UBS	USD	1,054,832	5,768	—	5,768
6-Month GBP-LIBOR	1.40	02/28/2019	DUB	GBP	390,256	6,749	—	6,749

						$56,455	$—	$56,455

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS (continued): (Q) (R)

INTEREST RATE SWAP AGREEEMENTS - FIXED RATE PAYABLE:
Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized (Depreciation)
3-Month USD-LIBOR	0.50%	09/17/2015	JPM	USD	$1,932,100	$(3,712)	$—	$(3,712)
3-Month USD-LIBOR	0.54	09/14/2015	DUB	USD	1,961,200	(5,382)	—	(5,382)
6-Month GBP-LIBOR	0.76	02/28/2016	DUB	GBP	975,625	(2,063)	—	(2,063)

						$(11,157)	$—	$(11,157)

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (V)
Reference Entity	Fixed Rate	Termination Date	Counterparty	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation
SGX Nikkei Stock Average Dividend Point Index Futures	1.00%	03/31/2014	CITI	$100,000	$53,783	$—	$53,783

FUTURES CONTRACTS:
Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation)
FTSE 100 Index	Short	(1)	06/21/2013	$417
Nikkei 225 Index	Long	7	06/13/2013	78,268
S&P 500 E-Mini Index	Short	(28)	06/21/2013	(43,472)
TOPIX Index	Long	19	06/13/2013	246,725

				$281,938

FORWARD FOREIGN CURRENCY CONTRACTS: (Q) (R)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	CSFB	802,000	05/02/2013	$829,669	$1,631
AUD	CSFB	(802,000)	05/02/2013	(829,031)	(2,268)
AUD	CSFB	(802,000)	06/13/2013	(827,046)	(1,624)
BRL	DUB	(1,277,480)	05/24/2013	(638,564)	1,884
CAD	CSFB	850,904	05/23/2013	836,302	7,821
EUR	DUB	985,515	05/02/2013	1,288,117	9,774
EUR	DUB	(389,000)	05/02/2013	(500,231)	(12,070)
EUR	DUB	(391,000)	05/02/2013	(512,511)	(2,423)
EUR	DUB	(390,914)	05/02/2013	(512,000)	(2,822)
EUR	UBS	479,470	05/02/2013	625,679	5,767
EUR	UBS	863,045	05/02/2013	1,116,288	20,314
EUR	UBS	(391,000)	05/02/2013	(512,022)	(2,912)
EUR	UBS	(388,000)	05/02/2013	(505,960)	(5,024)
EUR	UBS	(384,000)	05/02/2013	(501,988)	(3,728)
EUR	BCLY	599,479	05/03/2013	776,230	13,270
EUR	BCLY	287,100	05/03/2013	375,825	2,279
EUR	BCLY	(385,000)	05/03/2013	(502,492)	(4,544)
EUR	BNP	594,605	05/03/2013	770,319	12,761
EUR	BNP	(385,000)	05/03/2013	(503,911)	(3,125)
EUR	CSFB	1,003,132	05/03/2013	1,298,996	22,106
EUR	CSFB	(388,000)	05/03/2013	(504,982)	(6,005)
EUR	CSFB	(384,000)	05/03/2013	(502,107)	(3,612)
EUR	CSFB	(390,000)	05/03/2013	(512,109)	(1,512)
EUR	GSC	595,210	05/03/2013	770,803	13,075
EUR	GSC	(388,000)	05/03/2013	(505,603)	(5,384)
EUR	BNP	254,000	06/06/2013	330,570	4,016
EUR	BNP	516,000	06/06/2013	670,568	9,141
EUR	BNP	(657,000)	06/06/2013	(854,816)	(10,627)
GBP	JPM	(351,000)	05/10/2013	(531,639)	(13,549)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (Q) (R)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
GBP	DUB	(758,000)	05/17/2013	$(1,147,991)	$(29,306)
GBP	DUB	(801,633)	05/31/2013	(1,221,183)	(23,768)
GBP	GSC	(382,700)	05/31/2013	(583,040)	(11,301)
JPY	JPM	79,243,290	05/02/2013	814,514	(1,630)
JPY	JPM	(79,243,290)	05/02/2013	(833,000)	20,115
JPY	BCLY	(92,279,000)	05/10/2013	(966,050)	19,406
JPY	GSC	(75,625,800)	05/10/2013	(800,493)	24,686
JPY	JPM	(75,806,800)	05/10/2013	(802,741)	25,077
JPY	UBS	(80,000,000)	05/13/2013	(855,341)	34,648
JPY	BOA	(76,495,009)	05/16/2013	(818,304)	33,556
JPY	UBS	(75,484,305)	05/16/2013	(808,183)	33,804
JPY	BCLY	(76,671,000)	05/17/2013	(826,422)	39,866
JPY	BNP	(23,546,154)	05/17/2013	(253,785)	12,228
JPY	DUB	(60,996,000)	05/17/2013	(657,285)	31,535
JPY	BOA	(76,212,280)	05/23/2013	(770,381)	(11,493)
JPY	DUB	(146,235,000)	05/23/2013	(1,478,316)	(21,933)
JPY	JPM	(107,585,311)	05/23/2013	(1,088,716)	(15,019)
JPY	GSC	(76,169,900)	05/24/2013	(765,227)	(16,217)
JPY	MSC	(76,195,980)	05/24/2013	(765,101)	(16,610)
JPY	UBS	(108,227,000)	05/24/2013	(1,086,497)	(23,827)
JPY	BNP	(75,975,312)	05/30/2013	(777,941)	(1,529)
JPY	CSFB	(76,462,000)	05/30/2013	(783,422)	(1,041)
JPY	MSC	(72,353,000)	05/30/2013	(741,692)	(615)
JPY	BNP	(72,523,000)	06/06/2013	(729,755)	(14,322)
JPY	CSFB	(73,689,750)	06/06/2013	(741,346)	(14,701)
JPY	GSC	(74,539,900)	06/06/2013	(750,283)	(14,486)
JPY	GSC	(74,726,895)	06/07/2013	(752,082)	(14,610)
JPY	JPM	(79,243,290)	06/13/2013	(814,674)	1,617
JPY	MSC	(83,883,195)	06/13/2013	(855,000)	(5,664)
JPY	BCLY	(70,000,000)	06/20/2013	(786,300)	68,054
JPY	DUB	(100,000,000)	09/10/2013	(1,042,644)	15,977
MXN	CSFB	(3,922,000)	08/22/2013	(310,934)	(9,002)
MXN	CSFB	(3,922,000)	09/05/2013	(310,538)	(9,026)
MXN	CSFB	(1,176,600)	09/05/2013	(93,161)	(2,708)
MXN	CSFB	(3,920,000)	09/19/2013	(309,989)	(9,041)
MXN	CSFB	(6,666,000)	09/19/2013	(527,140)	(15,375)
MXN	DUB	(13,396,000)	10/03/2013	(1,066,688)	(22,287)
TRY	CSFB	(275,172)	05/15/2013	(149,469)	(3,767)
TRY	CSFB	(544,449)	05/15/2013	(296,476)	(6,713)
TRY	BCLY	(389,800)	07/17/2013	(215,621)	(88)
TRY	UBS	(314,000)	09/11/2013	(168,908)	(3,818)

					$83,282

FORWARD FOREIGN CROSS CURRENCY CONTRACTS: (Q) (R)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	BOA	603,000	05/16/2013	$774,162	$20,043
JPY	BOA	(72,378,934)	05/16/2013	(774,162)	31,640
EUR	MSC	589,000	05/23/2013	769,087	6,714
JPY	MSC	(76,154,166)	05/23/2013	(769,087)	(12,191)
EUR	GSC	609,000	05/31/2013	794,257	7,924
JPY	GSC	(77,525,700)	05/31/2013	(794,257)	(1,119)
EUR	BCLY	609,000	06/07/2013	791,426	10,794
JPY	BCLY	(78,626,467)	06/07/2013	(791,426)	(15,275)
EUR	BNP	589,000	06/07/2013	765,435	10,439
JPY	BNP	(76,050,796)	06/07/2013	(765,435)	(14,840)

					$44,129

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of April 30, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures (1)
BCLY	$318,103	$—	$318,103
BNP	395,999	—	395,999
BOA	90,749	—	90,749
CITI	295,729	—	295,729
CSFB	(54,583)	—	(54,583)
DUB	(50,066)	(100,000)	(150,066)
ETFC	(5,027)	—	(5,027)
GSC	868,558	(800,000)	68,558
JPM	613,570	(551,542)	62,028
MSC	255,088	—	255,088
RBS	13,534	—	13,534
UBS	60,992	—	60,992
(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Foreign Government Obligations	7.2%	$27,273,571
Oil, Gas & Consumable Fuels	5.1	19,464,977
U.S. Government Obligations	4.9	18,674,022
Commercial Banks	4.4	16,500,087
Pharmaceuticals	3.5	13,076,513
Capital Markets	2.7	10,062,312
Health Care Providers & Services	2.6	9,667,720
Insurance	2.5	9,282,558
Chemicals	2.4	9,246,659
Diversified Financial Services	2.4	9,064,682
Diversified Telecommunication Services	2.1	7,934,482
Automobiles	2.1	7,856,109
Software	1.9	7,299,433
Media	1.9	7,083,708
Metals & Mining	1.6	5,893,249
Food Products	1.5	5,810,012
Industrial Conglomerates	1.2	4,535,932
IT Services	1.2	4,455,527
Beverages	1.2	4,401,595
Wireless Telecommunication Services	1.1	4,184,241
Aerospace & Defense	1.1	4,169,855
Real Estate Management & Development	1.1	4,065,253
Electric Utilities	1.0	3,648,533
Biotechnology	1.0	3,630,160
Semiconductors & Semiconductor Equipment	0.9	3,264,932
Auto Components	0.8	3,173,859
Health Care Equipment & Supplies	0.8	3,171,380
Purchased Options	0.8	3,097,287
Real Estate Investment Trusts	0.8	3,033,363
Energy Equipment & Services	0.8	3,013,548
Machinery	0.8	2,927,998
Road & Rail	0.7	2,625,618
Food & Staples Retailing	0.7	2,573,548
Electronic Equipment & Instruments	0.6	2,471,004
Internet Software & Services	0.6	2,307,531
Computers & Peripherals	0.6	2,154,052
Communications Equipment	0.5	1,965,710
Consumer Finance	0.5	1,935,123

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investment Securities		Value
Trading Companies & Distributors	0.4%		$1,685,595
Life Sciences Tools & Services	0.4		1,673,425
Multi-Utilities	0.4		1,653,552
Electrical Equipment	0.4		1,531,251
Specialty Retail	0.4		1,437,447
Household Products	0.4		1,350,343
Household Durables	0.3		1,221,576
Hotels, Restaurants & Leisure	0.3		1,191,059
Construction & Engineering	0.3		1,015,983
Internet & Catalog Retail	0.3		972,235
Airlines	0.2		915,552
Independent Power Producers & Energy Traders	0.2		860,677
Textiles, Apparel & Luxury Goods	0.2		822,343
Multiline Retail	0.2		748,869
Gas Utilities	0.2		640,896
Building Products	0.2		630,037
Paper & Forest Products	0.1		577,203
Air Freight & Logistics	0.1		480,704
Personal Products	0.1		470,693
Commercial Services & Supplies	0.1		457,721
Office Electronics	0.1		428,571
Leisure Equipment & Products	0.1		427,423
Mortgage-Backed Security	0.1		356,538
Water Utilities	0.1		353,132
Containers & Packaging	0.1		335,243
Transportation Infrastructure	0.1		273,742
Tobacco	0.1		251,897
Diversified Consumer Services	0.1		229,216
Construction Materials	0.0	(E)	131,423
U.S. Government Agency Obligation	0.0	(E)	125,515
Purchased Swaption	0.0	(E)	15,572

Investment Securities, at Value	73.6		278,261,576
Short-Term Investments	26.4		99,862,871

Total Investments	100.0%		$378,124,447

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $33,121,444. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $188,310.
(C)	Floating or variable rate note. Rate is listed as of April 30, 2013.
(D)	The security has a perpetual maturity. The date shown is the next call date.
(E)	Percentage rounds to less than 0.1%.
(F)	Illiquid. Total aggregate market value of illiquid securities is $6,449,542, or 1.88% of the fund’s net assets.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $1,276,265, or 0.37% of the fund’s net assets, and total aggregate market value of fair valued derivatives is $(1,170), or less than 0.01% of the fund’s net assets.
(H)	Restricted security. At April 30, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Corporate Debt Securities	Delta Topco Limited	05/02/2012	$544,006	$542,404	0.16%

Common Stocks	Delta Topco Limited	05/02/2012	398,617	411,620	0.12

			$942,623	$954,024	0.28%

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued):

(I)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(J)	In default.
(K)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of April 30, 2013. Maturity date disclosed is the ultimate maturity date.
(L)	All or portion of this security represents unsettled loan commitment at April 30, 2013 where the rate will be determined at time of settlement.
(M)	Rate shown reflects the yield at April 30, 2013.
(N)	Non-income producing security.
(O)	All or a portion of this security has been segregated as collateral for open options transactions. Total value of securities segregated as collateral for open options transactions is $1,289,856.
(P)	Aggregate cost for federal income tax purposes is $338,678,163. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $51,002,903 and $11,556,619, respectively. Net unrealized appreciation for tax purposes is $39,446,284.
(Q)	Cash in the amount of $900,000 has been segregated by the broker with the custodian as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(R)	Securities with an aggregate market value of $551,542 have been segregated by the broker as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(S)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(T)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(U)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(V)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2013, these securities aggregated $9,432,321 or 2.74% of the fund’s net assets.
ADR	American Depositary Receipt
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citigroup, Inc.
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
EMTN	European Medium Term Note
ETF	Exchange-Traded Fund
ETFC	E*TRADE Financial Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GSC	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MTN	Medium Term Note
OFZ	Obligatsyi Federal’novo Zaima (Russian: Coupon-bearing Federal Loan Bonds)
OTC	Over the Counter
PJSC	Private Joint Stock Company
RBS	Royal Bank of Scotland Group PLC

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

DEFINITIONS (continued):

Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
RSP	Risparmio Shares
SGX	Singapore Exchange
SPDR	Standard & Poor’s Depositary Receipt
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
SGD	Singapore Dollar
TRY	Turkish New Lira
USD	United States Dollar

VALUATION SUMMARY: (W)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$18,674,022	$—	$18,674,022
U.S. Government Agency Obligation	125,515	—	—	125,515
Foreign Government Obligations	—	27,273,571	—	27,273,571
Mortgage-Backed Security	—	356,538	—	356,538
Preferred Corporate Debt Securities	—	311,638	—	311,638
Corporate Debt Securities
Argentina	—	33,945	—	33,945
Australia	—	614,050	—	614,050
Austria	—	213,350	—	213,350
Brazil	—	399,005	—	399,005
Canada	—	115,644	—	115,644
Cayman Islands	—	486,911	—	486,911
Chile	—	664,049	—	664,049
Germany	—	207,000	—	207,000
Guernsey, Channel Islands	—	219,500	—	219,500
Ireland	—	141,572	—	141,572
Italy	—	288,895	—	288,895
Korea, Republic of	—	198,948	—	198,948
Luxembourg	—	845,212	—	845,212
Mexico	—	151,125	—	151,125
Netherlands	—	432,809	—	432,809
Singapore	—	116,280	—	116,280
Sweden	—	213,540	—	213,540

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY (continued): (W)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS (continued)
Investment Securities
Switzerland	$—	$119,014	$—	$119,014
United Kingdom	—	988,974	—	988,974
United States	—	5,384,024	542,404	5,926,428
Convertible Bonds
Bermuda	—	—	11,366	11,366
Cayman Islands	—	892,647	—	892,647
China	—	126,273	—	126,273
India	—	796,762	—	796,762
Jersey, Channel Islands	—	1,309,000	—	1,309,000
Netherlands	—	1,741,911	—	1,741,911
Singapore	—	1,696,381	—	1,696,381
United Kingdom	—	164,500	—	164,500
United States	—	3,793,575	—	3,793,575
Loan Assignments	—	1,447,683	—	1,447,683
Short-Term U.S. Government Obligations	—	58,818,140	—	58,818,140
Short-Term Foreign Government Obligations	—	5,874,045	—	5,874,045
Convertible Preferred Stocks	3,015,694	831,590	—	3,847,284
Preferred Stocks	2,977,584	—	—	2,977,584
Common Stocks
Australia	—	1,124,032	—	1,124,032
Belgium	—	541,869	—	541,869
Brazil	2,691,390	—	—	2,691,390
Canada	3,274,241	227,622	—	3,501,863
Chile	128,525	—	—	128,525
China	141,052	—	—	141,052
Denmark	—	105,060	—	105,060
France	688,785	5,644,006	—	6,332,791
Germany	—	6,488,802	—	6,488,802
Hong Kong	—	1,954,947	—	1,954,947
Indonesia	—	117,551	—	117,551
Italy	—	2,476,840	—	2,476,840
Japan	—	26,367,877	—	26,367,877
Korea, Republic of	99,641	3,037,609	—	3,137,250
Luxembourg	206,478	—	—	206,478
Malaysia	—	1,328,106	—	1,328,106
Mexico	792,070	—	—	792,070
Netherlands	312,594	1,354,170	—	1,666,764
New Zealand	—	97,172	—	97,172
Philippines	159,797	—	—	159,797
Portugal	—	125,873	—	125,873
Russian Federation	518,074	—	—	518,074
Singapore	—	1,934,563	—	1,934,563
South Africa	—	308,584	—	308,584
Spain	84,856	939,733	—	1,024,589
Sweden	—	517,479	—	517,479
Switzerland	—	5,868,223	—	5,868,223
Taiwan	251,536	624,621	—	876,157
Thailand	—	1,156,391	—	1,156,391
United Kingdom	2,066,678	8,873,509	—	10,940,187
United States	108,867,836	—	411,620	109,279,456
Rights	24	9,609	—	9,633
Warrants	—	24,813	—	24,813
Investment Companies	5,281,958	—	—	5,281,958
Purchased Options	59,997	3,037,290	—	3,097,287
Purchased Swaption	—	15,572	—	15,572
Securities Lending Collateral	34,080,443	—	—	34,080,443
Repurchase Agreement	—	1,090,243	—	1,090,243
Total Investment Securities	$165,824,768	$211,334,289	$965,390	$378,124,447

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Global Allocation

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

VALUATION SUMMARY (continued): (W)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS (continued)
Derivative Financial Instruments
Forward Foreign Cross Currency Contracts (X)	$—	$87,554	$—	$87,554
Forward Foreign Currency Contracts (X)	—	484,408	—	484,408
Futures Contracts (X)	325,410	—	—	325,410
Interest Rate Swap Agreements (X)	—	56,455	—	56,455
Total Return Swap Agreements (X)	—	53,783	—	53,783
Total Derivative Financial Instruments	$325,410	$682,200	$—	$1,007,610

Other Assets (Y)
Cash on Deposit with Broker	$667,275	$—	$—	$667,275
Foreign Currency	514,088	—	—	514,088
Total Other Assets	$1,181,363	$—	$—	$1,181,363

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Derivative Financial Instruments
Credit Default Swap Agreements (X)	$—	$(28,708)	$—	$(28,708)
Forward Foreign Cross Currency Contracts (X)	—	(43,425)	—	(43,425)
Forward Foreign Currency Contracts (X)	—	(401,126)	—	(401,126)
Futures Contracts (X)	(43,472)	—	—	(43,472)
Interest Rate Swap Agreements (X)	—	(11,157)	—	(11,157)
Written Options	(141,903)	(461,042)	—	(602,945)
Total Derivative Financial Instruments	$(185,375)	$(945,458)	$—	$(1,130,833)

Other Liabilities (Y)
Cash Deposit due to Broker	$—	$(956,293)	$—	$(956,293)
Cash Deposit due to Custodian	—	(900,000)	—	(900,000)
Collateral for Securities on Loan	—	(34,080,443)	—	(34,080,443)
Total Other Liabilities	$—	$(35,936,736)	$—	$(35,936,736)

(W)	Transfers between levels are considered to have occurred at the end of the reporting period. As of period ended April 30, 2013, securities with fair market value of $227,670 transferred from Level 1 to Level 2 due to unavailability of unadjusted quoted prices. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(X)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(Y)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at October 31, 2012	Purchases (Z)	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (AA)	Transfers into Level 3 (AB)	Transfers out of Level 3	Ending Balance at April 30, 2013 (AC)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2013 (AA)
Common Stocks	$357,991	$—	$—	$—	$(206,979)	$260,608	$—	$—	$411,620	$82,091
Convertible Bonds	—	—	—	—	—	—	11,366	—	11,366	—
Corporate Debt Securities	532,979	37,521	—	(5)	—	(28,091)	—	—	542,404	(28,091)
Total	$890,970	$37,521	$—	$(5)	$(206,979)	$232,517	$11,366	$—	$965,390	$54,000

(Z)	Purchases include all purchases of securities and securities received in corporate actions.
(AA)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at April 30, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Global Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

(AB)	Transferred into Level 3 because of availability of observable inputs
(AC)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

Principal	Value
REPURCHASE AGREEMENT - 100.1%

State Street Bank & Trust Co.
0.03% (A), dated 04/30/2013, to be repurchased at $95,255,818 on 05/01/2013. Collateralized by U.S. Government Agency Obligations, 3.00% - 3.50%, due 11/01/2025 - 12/01/2026, and with a total value of $97,161,772.

$ 95,255,739	$ 95,255,739

Total Repurchase Agreement (cost $95,255,739)	95,255,739

Total Investment Securities (cost $95,255,739) (B)	95,255,739
Other Assets and Liabilities - Net	(140,775)

Net Assets	$ 95,114,964

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at April 30, 2013.
(B)	Aggregate cost for federal income tax purposes is $95,255,739.

VALUATION SUMMARY: (C)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Repurchase Agreement	$—	$95,255,739	$—	$95,255,739
Total Investment Securities	$—	$95,255,739	$—	$95,255,739

Other Assets (D)
Foreign Currency	$9	$—	$—	$9
Total Other Assets	$9	$—	$—	$9

(C)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(D)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At April 30, 2013

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 9.8%
U.S. Treasury Bill
0.04%, 06/20/2013 (A)	$ 35,470,000	$ 35,465,286

Total Short-Term U.S. Government Obligation (cost $35,465,286)		35,465,286

	Shares	Value
INVESTMENT COMPANIES - 82.0%
Capital Markets - 73.8%
Dreyfus Treasury Cash Management	118,770,497	$ 118,770,497
UBS Select Treasury Preferred	148,570,461	148,570,461
Money Market - 8.2%
BlackRock Liquidity Funds T-Fund Portfolio	29,799,936	29,799,936

Total Investment Companies (cost $297,140,894)		297,140,894

Total Investment Securities (cost $332,606,180) (B)		332,606,180
Other Assets and Liabilities - Net		29,828,567

Net Assets		$ 362,434,747

OVER THE COUNTER SWAP AGREEMENTS: (C) (D)

TOTAL RETURN SWAP AGREEMENTS - PAYABLE: (E)
Reference Entity	Termination Date	Counterparty	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Aluminum June Futures	06/19/2013	BCLY	$7,050	$848,645	$—	$848,645
Cocoa July Futures	07/16/2013	GSC	930	(212,970)	—	(212,970)
Coffee July Futures	07/19/2013	BCLY	300,000	18,750	—	18,750
Gold June Futures	06/26/2013	GSC	5,700	742,130	—	742,130
Lean Hogs June Futures	06/14/2013	GSC	8,560,000	(153,142)	—	(153,142)
Silver July Futures	07/29/2013	GSC	120,000	346,000	—	346,000
Soybean Oil July Futures	07/12/2013	BCLY	5,340,000	(43,146)	—	(43,146)

				$1,546,267	$—	$1,546,267

TOTAL RETURN SWAP AGREEMENTS - RECEIVABLE: (E)
Reference Entity	Termination Date	Counterparty	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2-Year Euro-Schatz Futures	06/06/2013	BOA	$687,000	$(20,012)	$—	$(20,012)
2-Year U.S. Treasury Note Futures	06/28/2013	BOA	504,000	24,348	—	24,348
5-Year Euro-Bobl Futures	06/06/2013	BOA	330,000	(41,412)	—	(41,412)
5-Year U.S. Treasury Note Futures	06/28/2013	BOA	255,000	92,274	—	92,274
MSCI Taiwan Index May Futures	05/30/2013	BOA	11,600	54,058	—	54,058
Soybean Meal July Futures	07/12/2013	GSC	2,100	52,500	—	52,500
Swiss Market Index Futures	06/21/2013	RBS	1,870	397,822	—	397,822

				$559,578	$—	$559,578

FUTURES CONTRACTS: (F)
Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation)
10-Year Australian Treasury Bond	Long	193	06/17/2013	$407,602
10-Year Government of Canada Bond	Long	349	06/19/2013	643,507
10-Year Japan Government Bond	Long	12	06/11/2013	(53,957)
10-Year U.S. Treasury Note	Long	364	06/19/2013	463,247
3-Month Aluminum	Long	3	05/03/2013	(23,072)
3-Month Aluminum	Short	(3)	05/03/2013	22,761
3-Month Aluminum	Long	8	05/07/2013	(55,060)
3-Month Aluminum	Short	(8)	05/07/2013	56,830
3-Month Aluminum	Long	2	05/13/2013	(14,853)
3-Month Aluminum	Short	(2)	05/13/2013	14,352
3-Month Aluminum	Long	11	05/14/2013	(88,722)
3-Month Aluminum	Short	(11)	05/14/2013	87,593
3-Month Aluminum	Long	7	05/15/2013	(57,786)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

FUTURES CONTRACTS (continued): (F)
Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation)
3-Month Aluminum	Short	(7)	05/15/2013	$57,400
3-Month Aluminum	Long	16	05/20/2013	(111,522)
3-Month Aluminum	Short	(16)	05/20/2013	106,472
3-Month Aluminum	Long	6	05/24/2013	(28,181)
3-Month Aluminum	Short	(6)	05/24/2013	28,444
3-Month Aluminum	Long	13	07/02/2013	(12,977)
3-Month Aluminum	Short	(13)	07/02/2013	12,943
3-Month Aluminum	Long	4	07/12/2013	(1,014)
3-Month Aluminum	Short	(4)	07/12/2013	3,219
3-Month Aluminum	Long	2	07/26/2013	(3,318)
3-Month Aluminum	Short	(2)	07/26/2013	3,284
3-Month Aluminum	Long	5	07/29/2013	(1,386)
3-Month Aluminum	Short	(5)	07/29/2013	1,803
3-Month Canadian Bankers’ Acceptance	Short	(7)	09/16/2013	(347)
3-Month Canadian Bankers’ Acceptance	Long	75	12/16/2013	(1,467)
3-Month Copper	Long	2	05/07/2013	(62,445)
3-Month Copper	Short	(2)	05/07/2013	63,615
3-Month Copper	Long	1	05/13/2013	(30,873)
3-Month Copper	Short	(1)	05/13/2013	30,756
3-Month Copper	Long	1	05/14/2013	(30,359)
3-Month Copper	Short	(1)	05/14/2013	30,641
3-Month Copper	Long	2	05/22/2013	(42,413)
3-Month Copper	Short	(2)	05/22/2013	43,431
3-Month Copper	Long	9	05/24/2013	(181,442)
3-Month Copper	Short	(9)	05/24/2013	178,717
3-Month Copper	Long	4	05/28/2013	(82,873)
3-Month Copper	Short	(4)	05/28/2013	86,190
3-Month Copper	Long	10	05/31/2013	(156,930)
3-Month Copper	Short	(10)	05/31/2013	174,447
3-Month Copper	Long	2	06/04/2013	(34,340)
3-Month Copper	Short	(2)	06/04/2013	33,396
3-Month Copper	Long	3	06/05/2013	(55,003)
3-Month Copper	Short	(3)	06/05/2013	57,969
3-Month Copper	Long	4	06/06/2013	(72,296)
3-Month Copper	Short	(4)	06/06/2013	71,584
3-Month Copper	Long	2	06/07/2013	(33,627)
3-Month Copper	Short	(2)	06/07/2013	34,403
3-Month Copper	Long	3	06/11/2013	(49,565)
3-Month Copper	Short	(3)	06/11/2013	50,672
3-Month Copper	Long	3	06/12/2013	(60,408)
3-Month Copper	Short	(3)	06/12/2013	52,337
3-Month Copper	Long	1	06/21/2013	(15,072)
3-Month Copper	Short	(1)	06/21/2013	15,172
3-Month Copper	Long	7	07/02/2013	(74,121)
3-Month Copper	Short	(7)	07/02/2013	74,775
3-Month Copper	Long	9	07/03/2013	(85,106)
3-Month Copper	Short	(9)	07/03/2013	83,213
3-Month Copper	Long	1	07/05/2013	(10,116)
3-Month Copper	Short	(1)	07/05/2013	9,499
3-Month Copper	Long	3	07/09/2013	(36,107)
3-Month Copper	Short	(3)	07/09/2013	36,524
3-Month EURIBOR	Long	298	09/16/2013	30,710
3-Month EURIBOR	Long	272	12/16/2013	31,312
3-Month EURIBOR	Long	264	03/17/2014	41,944
3-Month EURIBOR	Long	281	06/16/2014	71,199
3-Month EURIBOR	Long	293	09/15/2014	101,435
3-Month EURIBOR	Long	290	12/15/2014	114,058

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

FUTURES CONTRACTS (continued): (F)
Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation)
3-Month EURIBOR	Long	282	03/16/2015	$ 115,094
3-Month Euroswiss	Short	(43)	09/16/2013	(3,554)
3-Month Euroswiss	Short	(3)	12/16/2013	(767)
3-Month Nickel	Long	2	05/07/2013	(38,315)
3-Month Nickel	Short	(2)	05/07/2013	39,927
3-Month Nickel	Long	1	05/13/2013	(18,707)
3-Month Nickel	Short	(1)	05/13/2013	18,223
3-Month Nickel	Long	3	05/14/2013	(56,199)
3-Month Nickel	Short	(3)	05/14/2013	55,014
3-Month Nickel	Long	6	05/28/2013	(46,473)
3-Month Nickel	Short	(6)	05/28/2013	47,119
3-Month Nickel	Long	6	05/31/2013	(38,429)
3-Month Nickel	Short	(6)	05/31/2013	42,043
3-Month Nickel	Long	2	06/04/2013	(14,751)
3-Month Nickel	Short	(2)	06/04/2013	15,035
3-Month Nickel	Long	3	06/05/2013	(21,661)
3-Month Nickel	Short	(3)	06/05/2013	23,801
3-Month Nickel	Long	3	06/06/2013	(22,907)
3-Month Nickel	Short	(3)	06/06/2013	22,803
3-Month Nickel	Long	3	06/07/2013	(22,532)
3-Month Nickel	Short	(3)	06/07/2013	22,280
3-Month Nickel	Long	3	06/11/2013	(23,733)
3-Month Nickel	Short	(3)	06/11/2013	22,511
3-Month Nickel	Long	5	06/12/2013	(50,331)
3-Month Nickel	Short	(5)	06/12/2013	42,303
3-Month Nickel	Long	2	07/09/2013	(9,759)
3-Month Nickel	Short	(2)	07/09/2013	9,875
3-Month Nickel	Long	4	07/11/2013	(16,553)
3-Month Nickel	Short	(4)	07/11/2013	16,518
3-Month Nickel	Long	6	07/12/2013	(24,398)
3-Month Nickel	Short	(6)	07/12/2013	28,946
3-Month Nickel	Long	10	07/16/2013	(29,147)
3-Month Nickel	Short	(10)	07/16/2013	10,254
3-Month Nickel	Long	5	07/17/2013	(5,400)
3-Month Nickel	Short	(5)	07/17/2013	7,764
3-Month Nickel	Long	4	07/19/2013	2,317
3-Month Nickel	Short	(4)	07/19/2013	1,843
3-Month Nickel	Long	4	07/22/2013	3,212
3-Month Nickel	Short	(4)	07/22/2013	(6,359)
3-Month Nickel	Long	2	07/23/2013	2,815
3-Month Nickel	Short	(2)	07/23/2013	(2,281)
3-Month Nickel	Long	2	07/24/2013	1,061
3-Month Nickel	Short	(2)	07/24/2013	(1,519)
3-Month Sterling	Long	255	09/18/2013	(17,397)
3-Month Sterling	Long	300	12/18/2013	(15,897)
3-Month Sterling	Long	327	03/19/2014	(7,686)
3-Month Sterling	Long	360	06/18/2014	22,484
3-Month Sterling	Long	391	09/17/2014	47,522
3-Month Sterling	Long	404	12/17/2014	77,819
3-Month Sterling	Long	417	03/18/2015	42,521
3-Month Zinc	Long	9	05/07/2013	(74,183)
3-Month Zinc	Short	(9)	05/07/2013	75,474
3-Month Zinc	Long	1	05/08/2013	(8,344)
3-Month Zinc	Short	(1)	05/08/2013	8,706
3-Month Zinc	Long	9	05/13/2013	(85,993)
3-Month Zinc	Short	(9)	05/13/2013	84,026
3-Month Zinc	Long	1	05/14/2013	(9,251)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

FUTURES CONTRACTS (continued): (F)
Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation)
3-Month Zinc	Short	(1)	05/14/2013	$ 8,893
3-Month Zinc	Long	1	05/15/2013	(9,208)
3-Month Zinc	Short	(1)	05/15/2013	8,719
3-Month Zinc	Long	10	05/20/2013	(78,722)
3-Month Zinc	Short	(10)	05/20/2013	77,510
3-Month Zinc	Long	29	05/31/2013	(124,374)
3-Month Zinc	Short	(29)	05/31/2013	140,729
3-Month Zinc	Long	8	06/04/2013	(29,900)
3-Month Zinc	Short	(8)	06/04/2013	32,705
3-Month Zinc	Long	9	06/05/2013	(36,047)
3-Month Zinc	Short	(9)	06/05/2013	37,962
3-Month Zinc	Long	7	06/06/2013	(25,013)
3-Month Zinc	Short	(7)	06/06/2013	24,865
3-Month Zinc	Long	9	06/07/2013	(28,494)
3-Month Zinc	Short	(9)	06/07/2013	28,688
3-Month Zinc	Long	9	06/11/2013	(19,913)
3-Month Zinc	Short	(9)	06/11/2013	22,819
3-Month Zinc	Long	11	06/12/2013	(40,992)
3-Month Zinc	Short	(11)	06/12/2013	30,235
3-Month Zinc	Long	12	06/13/2013	(43,986)
3-Month Zinc	Short	(12)	06/13/2013	44,107
3-Month Zinc	Long	25	06/14/2013	(80,294)
3-Month Zinc	Short	(25)	06/14/2013	81,422
3-Month Zinc	Long	10	06/20/2013	(17,688)
3-Month Zinc	Short	(10)	06/20/2013	18,488
3-Month Zinc	Long	21	06/21/2013	(46,250)
3-Month Zinc	Short	(21)	06/21/2013	40,579
3-Month Zinc	Long	14	06/26/2013	(26,975)
3-Month Zinc	Short	(14)	06/26/2013	28,791
3-Month Zinc	Long	12	06/27/2013	(9,504)
3-Month Zinc	Short	(12)	06/27/2013	10,890
3-Month Zinc	Long	13	06/28/2013	(10,823)
3-Month Zinc	Short	(13)	06/28/2013	11,965
3-Month Zinc	Long	11	07/02/2013	(3,781)
3-Month Zinc	Short	(11)	07/02/2013	8,201
3-Month Zinc	Long	9	07/03/2013	367
3-Month Zinc	Short	(9)	07/03/2013	(967)
3-Month Zinc	Long	19	07/05/2013	(11,460)
3-Month Zinc	Short	(19)	07/05/2013	7,474
3-Month Zinc	Long	3	07/08/2013	(2,659)
3-Month Zinc	Short	(3)	07/08/2013	2,832
3-Month Zinc	Long	5	07/11/2013	(3,288)
3-Month Zinc	Short	(5)	07/11/2013	4,913
3-Month Zinc	Long	1	07/12/2013	(298)
3-Month Zinc	Short	(1)	07/12/2013	862
3-Month Zinc	Long	17	07/16/2013	(15,462)
3-Month Zinc	Short	(17)	07/16/2013	6,153
3-Year Australian Treasury Bond	Long	216	06/17/2013	93,942
30-Year U.S. Treasury Bond	Long	164	06/19/2013	425,217
5-Year U.S. Treasury Note	Long	321	06/28/2013	144,693
90-Day Eurodollar	Long	152	09/16/2013	8,284
90-Day Eurodollar	Long	120	12/16/2013	6,614
90-Day Eurodollar	Long	118	03/17/2014	7,409
90-Day Eurodollar	Long	137	06/16/2014	11,549
90-Day Eurodollar	Long	166	09/15/2014	20,265
90-Day Eurodollar	Long	203	12/15/2014	32,299
90-Day Eurodollar	Long	227	03/16/2015	43,503

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

FUTURES CONTRACTS (continued): (F)
Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation)
Aluminum Hg	Long	7	06/19/2013	$(5,850)
Aluminum Hg	Short	(27)	06/19/2013	47,012
Amsterdam Exchanges Index	Long	93	05/17/2013	110,461
ASX SPI 200 Index	Long	144	06/20/2013	690,721
Brent Crude Oil Penultimate Financial Futures	Short	(85)	05/15/2013	(5,520)
CAC 40 Index	Long	176	05/17/2013	231,823
Cocoa	Short	(20)	07/16/2013	(31,300)
Coffee “C”	Short	(199)	07/19/2013	327,920
Copper	Short	(52)	06/19/2013	759,937
Corn	Short	(18)	07/12/2013	(9,629)
DAX Index	Long	24	06/21/2013	74,000
DJIA Mini Index	Long	251	06/21/2013	469,787
European Gasoil (ICE)	Short	(103)	05/09/2013	260,780
European Gasoil (ICE)	Short	(1)	06/11/2013	825
FTSE 100 Index	Long	159	06/21/2013	(39,869)
FTSE JSE Top 40 Index	Long	69	06/20/2013	(131,935)
FTSE MIB Index	Long	33	06/21/2013	93,384
German Euro BOBL	Long	10	06/06/2013	684
German Euro Bund	Long	187	06/06/2013	555,058
German Euro BUXL	Long	90	06/06/2013	452,489
Gold 100 oz	Short	(9)	06/26/2013	(1,323)
Hang Seng China ENT Index	Short	(69)	05/30/2013	(36,020)
Hang Seng Index Futures	Long	26	05/30/2013	15,204
Henry Hub Nat Gas Swap	Long	777	05/29/2013	743,992
IBEX 35 Index	Long	40	05/17/2013	53,802
KOSPI 200 Index	Short	(64)	06/13/2013	(43,224)
Lean Hogs	Short	(196)	06/14/2013	(135,425)
MSCI Taiwan Index	Long	200	05/30/2013	80,818
NASDAQ 100 E-Mini Index	Long	143	06/21/2013	139,698
Nickel	Short	(68)	06/19/2013	301,017
NYMEX Heating Oil	Short	(85)	05/30/2013	179,575
RBOB Gasoline	Short	(10)	05/30/2013	(23,499)
Russell 2000 Mini Index	Long	71	06/21/2013	74,467
S&P 500 E-Mini Index	Long	184	06/21/2013	368,253
S&P Midcap 400 E-Mini Index	Long	103	06/21/2013	269,668
S&P TSE 60 Index	Short	(13)	06/20/2013	(58,032)
SGX CNX Nifty Index	Long	178	05/30/2013	3,758
SGX MSCI Singapore Index	Long	219	05/30/2013	261,452
Silver	Short	(34)	07/29/2013	(151,046)
Soybean	Short	(5)	07/12/2013	(6,867)
Soybean Meal	Long	34	07/12/2013	70,929
Soybean Oil	Short	(262)	07/12/2013	112,524
Sugar #11	Short	(606)	06/28/2013	71,147
TOPIX Index	Long	47	06/13/2013	437,826
U.K. Long Gilt Bond	Long	177	06/26/2013	493,053
Wheat	Short	(89)	07/12/2013	(116,127)
WTI-Brent Bullet Swap Future	Short	(105)	05/20/2013	(370,650)
WTI-Brent Bullet Swap Future	Long	12	06/19/2013	(9,720)
Zinc	Long	84	06/19/2013	(344,773)
Zinc	Short	(266)	06/19/2013	588,060

				$9,724,643

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: (C) (D)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
AUD	RBS	61,000	06/19/2013	$ 62,647	$ 355
AUD	RBS	4,393,000	06/19/2013	4,505,348	31,824
AUD	RBS	2,296,000	06/19/2013	2,364,045	7,306
AUD	RBS	1,152,000	06/19/2013	1,188,585	1,222
AUD	RBS	(2,939,000)	06/19/2013	(2,993,798)	(41,655)
AUD	RBS	(150,000)	06/19/2013	(152,146)	(2,777)
AUD	RBS	(1,196,000)	06/19/2013	(1,214,029)	(21,222)
AUD	RBS	(32,589,000)	06/19/2013	(33,123,887)	(534,635)
AUD	RBS	(3,209,000)	06/19/2013	(3,337,034)	22,719
AUD	RBS	(2,749,000)	06/19/2013	(2,860,325)	21,107
AUD	RBS	(896,000)	06/19/2013	(929,144)	3,739
AUD	RBS	(2,658,000)	06/19/2013	(2,754,870)	9,639
AUD	RBS	(7,407,000)	06/19/2013	(7,655,054)	4,968
AUD	RBS	(10,379,000)	06/19/2013	(10,803,133)	83,509
AUD	RBS	(6,275,000)	06/19/2013	(6,565,938)	85,002
AUD	RBS	(3,036,000)	06/19/2013	(3,183,654)	48,017
AUD	RBS	(3,364,000)	06/19/2013	(3,467,843)	(6,558)
AUD	RBS	(7,451,000)	06/19/2013	(7,683,233)	(12,298)
AUD	RBS	(10,569,000)	06/19/2013	(10,880,702)	(35,156)
AUD	RBS	(2,526,000)	06/19/2013	(2,582,769)	(26,131)
AUD	RBS	(485,000)	06/19/2013	(494,951)	(5,966)
AUD	RBS	(10,000)	06/19/2013	(10,201)	(127)
AUD	RBS	3,624,000	06/19/2013	3,691,160	51,774
AUD	RBS	7,445,000	06/19/2013	7,560,190	129,144
AUD	RBS	5,756,000	06/19/2013	5,890,684	54,219
AUD	RBS	7,385,000	06/19/2013	7,560,122	67,243
AUD	RBS	6,038,000	06/19/2013	6,205,379	30,779
AUD	RBS	10,841,000	06/19/2013	11,164,920	31,865
AUD	RBS	11,767,000	06/19/2013	12,125,127	28,048
AUD	RBS	11,738,000	06/19/2013	12,107,036	16,188
AUD	RBS	3,540,000	06/19/2013	3,650,881	5,297
AUD	RBS	3,509,000	06/19/2013	3,573,518	50,642
AUD	RBS	5,371,000	06/19/2013	5,571,196	(23,928)
AUD	RBS	2,231,000	06/19/2013	2,320,358	(16,139)
AUD	RBS	2,230,000	06/19/2013	2,321,568	(18,383)
AUD	RBS	551,000	06/19/2013	571,941	(2,858)
BRL	RBS	(300,000)	06/19/2013	(147,853)	(1,169)
BRL	RBS	1,310,000	06/19/2013	653,758	(3,028)
BRL	RBS	200,000	06/19/2013	101,012	(1,664)
BRL	RBS	300,000	06/19/2013	151,497	(2,475)
BRL	RBS	700,000	06/19/2013	348,352	(634)
BRL	RBS	700,000	06/19/2013	352,421	(4,703)
BRL	RBS	2,000,000	06/19/2013	1,004,490	(11,010)
BRL	RBS	1,700,000	06/19/2013	853,345	(8,887)
BRL	RBS	600,000	06/19/2013	300,231	(2,187)
CAD	RBS	678,000	06/19/2013	662,105	10,091
CAD	RBS	3,720,000	06/19/2013	3,643,422	44,733
CAD	RBS	3,222,000	06/19/2013	3,173,029	21,389
CAD	RBS	5,684,000	06/19/2013	5,615,287	20,056
CAD	RBS	(1,377,000)	06/19/2013	(1,343,794)	(21,418)
CAD	RBS	(898,000)	06/19/2013	(869,709)	(20,603)
CAD	RBS	(479,000)	06/19/2013	(465,778)	(9,122)
CAD	RBS	(10,001,000)	06/19/2013	(9,708,090)	(207,297)
CAD	RBS	(2,077,000)	06/19/2013	(2,016,847)	(42,373)
CAD	RBS	(2,126,000)	06/19/2013	(2,057,935)	(49,866)
CAD	RBS	(2,007,000)	06/19/2013	(1,942,671)	(47,148)
CAD	RBS	(2,750,000)	06/19/2013	(2,696,844)	(29,615)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C) (D)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
CAD	RBS	(8,671,000)	06/19/2013	$ (8,520,985)	$ (75,787)
CAD	RBS	(1,662,000)	06/19/2013	(1,636,537)	(11,236)
CAD	RBS	(2,444,000)	06/19/2013	(2,385,769)	(37,309)
CAD	RBS	(5,040,000)	06/19/2013	(4,915,744)	(81,112)
CAD	RBS	(5,557,000)	06/19/2013	(5,420,253)	(89,177)
CAD	RBS	(683,000)	06/19/2013	(665,004)	(12,149)
CAD	RBS	54,000	06/19/2013	52,497	1,040
CAD	RBS	1,699,000	06/19/2013	1,654,214	30,242
CAD	RBS	3,843,000	06/19/2013	3,740,360	69,742
CAD	RBS	2,759,000	06/19/2013	2,695,978	39,404
CAD	RBS	4,367,000	06/19/2013	4,272,335	57,282
CAD	RBS	11,889,000	06/19/2013	11,678,548	108,677
CAD	RBS	6,233,000	06/19/2013	6,137,598	42,045
CAD	RBS	2,018,000	06/19/2013	1,985,742	14,983
CAD	RBS	871,000	06/19/2013	856,379	7,165
CHF	RBS	(720,000)	06/19/2013	(763,368)	(11,375)
CHF	RBS	630,000	06/19/2013	670,791	7,110
CLP	RBS	110,000,000	06/19/2013	228,524	3,404
CLP	RBS	970,000,000	06/19/2013	2,015,596	29,588
CLP	RBS	10,000,000	06/19/2013	20,877	207
CLP	RBS	50,000,000	06/19/2013	104,637	784
CLP	RBS	50,000,000	06/19/2013	104,725	697
CLP	RBS	20,000,000	06/19/2013	41,964	205
CLP	RBS	130,000,000	06/19/2013	272,057	2,040
CLP	RBS	30,000,000	06/19/2013	62,756	497
CLP	RBS	30,000,000	06/19/2013	62,658	595
CLP	RBS	70,000,000	06/19/2013	146,444	1,147
CLP	RBS	20,000,000	06/19/2013	42,239	(71)
CLP	RBS	40,000,000	06/19/2013	84,747	(410)
CLP	RBS	160,000,000	06/19/2013	340,179	(2,829)
COP	RBS	1,260,000,000	06/19/2013	691,671	(4,003)
CZK	RBS	13,000,000	06/19/2013	663,760	125
CZK	RBS	56,000,000	06/19/2013	2,846,772	13,042
CZK	RBS	(30,000,000)	06/19/2013	(1,536,954)	4,911
CZK	RBS	(20,000,000)	06/19/2013	(1,020,699)	(663)
CZK	RBS	(40,000,000)	06/19/2013	(2,027,175)	(15,549)
CZK	RBS	(12,000,000)	06/19/2013	(610,904)	(1,913)
CZK	RBS	(15,000,000)	06/19/2013	(766,118)	97
CZK	RBS	(6,000,000)	06/19/2013	(306,388)	(20)
CZK	RBS	(35,100,000)	06/19/2013	(1,808,253)	15,763
CZK	RBS	(1,000,000)	06/19/2013	(50,815)	(253)
CZK	RBS	(19,000,000)	06/19/2013	(965,962)	(4,332)
CZK	RBS	(15,000,000)	06/19/2013	(761,038)	(4,983)
CZK	RBS	(24,000,000)	06/19/2013	(1,224,477)	(1,157)
CZK	RBS	(12,000,000)	06/19/2013	(604,525)	(8,292)
CZK	RBS	(16,000,000)	06/19/2013	(801,711)	(15,378)
CZK	RBS	(11,000,000)	06/19/2013	(554,334)	(7,415)
CZK	RBS	(7,000,000)	06/19/2013	(350,166)	(7,311)
CZK	RBS	(2,000,000)	06/19/2013	(101,008)	(1,128)
CZK	RBS	(7,000,000)	06/19/2013	(349,622)	(7,855)
EUR	RBS	(5,254,000)	06/19/2013	(6,905,906)	(15,616)
EUR	RBS	(1,568,000)	06/19/2013	(2,050,713)	(14,941)
EUR	RBS	(2,123,000)	06/19/2013	(2,763,919)	(32,882)
EUR	RBS	(2,665,000)	06/19/2013	(3,481,778)	(29,044)
EUR	RBS	(2,047,000)	06/19/2013	(2,673,332)	(23,348)
EUR	RBS	(3,702,000)	06/19/2013	(4,824,136)	(52,810)
EUR	RBS	(2,288,000)	06/19/2013	(2,977,134)	(37,034)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C) (D)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	RBS	(2,733,000)	06/19/2013	$ (3,543,597)	$ (56,806)
EUR	RBS	(534,000)	06/19/2013	(696,111)	(7,371)
EUR	RBS	(12,734,000)	06/19/2013	(16,312,135)	(463,401)
EUR	RBS	(6,907,000)	06/19/2013	(8,871,579)	(227,575)
EUR	RBS	(281,000)	06/19/2013	(359,859)	(10,325)
EUR	RBS	(48,000)	06/19/2013	(61,967)	(1,267)
EUR	RBS	(3,398,000)	06/19/2013	(4,446,571)	(29,891)
EUR	RBS	(4,866,000)	06/19/2013	(6,366,643)	(43,735)
EUR	RBS	(3,637,000)	06/19/2013	(4,726,063)	(65,253)
EUR	RBS	(196,000)	06/19/2013	(255,743)	(2,464)
EUR	RBS	(9,428,000)	06/19/2013	(12,281,081)	(139,191)
EUR	RBS	(7,589,000)	06/19/2013	(9,933,830)	(63,778)
EUR	RBS	(5,281,000)	06/19/2013	(6,906,453)	(50,638)
EUR	RBS	(757,000)	06/19/2013	(980,216)	(17,042)
EUR	RBS	(4,032,000)	06/19/2013	(5,206,364)	(105,318)
EUR	RBS	(1,463,000)	06/19/2013	(1,891,662)	(35,667)
EUR	RBS	(8,902,000)	06/19/2013	(11,520,348)	(206,982)
EUR	RBS	(1,242,000)	06/19/2013	(1,614,735)	(21,453)
EUR	RBS	(3,971,000)	06/19/2013	(5,112,817)	(118,505)
EUR	RBS	994,000	06/19/2013	1,298,692	10,785
EUR	RBS	19,688,371	06/19/2013	25,649,250	287,845
EUR	RBS	922,000	06/19/2013	1,207,528	7,098
EUR	RBS	335,000	06/19/2013	429,987	11,336
EUR	RBS	9,957,000	06/19/2013	12,961,967	155,200
EUR	RBS	1,025,000	06/19/2013	1,336,780	13,536
EUR	RBS	1,376,000	06/19/2013	1,804,018	8,699
EUR	RBS	2,856,000	06/19/2013	3,737,054	25,388
EUR	RBS	5,352,000	06/19/2013	6,996,590	54,035
EUR	RBS	10,767,000	06/19/2013	14,174,269	9,977
EUR	RBS	21,308,000	06/19/2013	27,889,415	181,349
EUR	RBS	4,846,000	06/19/2013	6,325,611	58,419
EUR	RBS	210,000	06/19/2013	273,107	3,543
GBP	RBS	2,493,000	06/19/2013	3,813,046	58,221
GBP	RBS	8,436,000	06/19/2013	13,023,075	76,811
GBP	RBS	5,492,000	06/19/2013	8,528,165	115
GBP	RBS	4,129,000	06/19/2013	6,395,980	15,759
GBP	RBS	(3,322,000)	06/19/2013	(5,040,663)	(117,922)
GBP	RBS	(863,000)	06/19/2013	(1,308,561)	(31,553)
GBP	RBS	(749,000)	06/19/2013	(1,125,821)	(37,267)
GBP	RBS	(1,290,000)	06/19/2013	(1,952,313)	(50,870)
GBP	RBS	(1,729,000)	06/19/2013	(2,611,280)	(73,607)
GBP	RBS	(1,228,000)	06/19/2013	(1,839,304)	(67,602)
GBP	RBS	(1,737,000)	06/19/2013	(2,603,892)	(93,417)
GBP	RBS	(17,246,000)	06/19/2013	(25,929,571)	(850,969)
GBP	RBS	(1,100,000)	06/19/2013	(1,641,393)	(66,748)
GBP	RBS	(347,000)	06/19/2013	(524,809)	(14,032)
GBP	RBS	(592,000)	06/19/2013	(893,612)	(25,678)
GBP	RBS	(2,875,000)	06/19/2013	(4,328,903)	(135,556)
GBP	RBS	(1,880,000)	06/19/2013	(2,857,898)	(61,469)
GBP	RBS	(883,000)	06/19/2013	(1,352,657)	(18,514)
GBP	RBS	(118,000)	06/19/2013	(181,404)	(1,833)
GBP	RBS	(335,000)	06/19/2013	(513,201)	(7,006)
GBP	RBS	(480,000)	06/19/2013	(734,170)	(11,201)
GBP	RBS	(1,682,000)	06/19/2013	(2,579,961)	(31,941)
GBP	RBS	(6,142,000)	06/19/2013	(9,422,278)	(115,358)
GBP	RBS	(1,039,000)	06/19/2013	(1,581,597)	(31,820)
GBP	RBS	(325,000)	06/19/2013	(495,931)	(8,747)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C) (D)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
GBP	RBS	(1,374,000)	06/19/2013	$ (2,072,640)	$ (60,983)
GBP	RBS	497,000	06/19/2013	751,382	20,387
GBP	RBS	1,292,000	06/19/2013	1,961,587	44,702
GBP	RBS	1,007,000	06/19/2013	1,532,293	31,432
GBP	RBS	1,511,000	06/19/2013	2,294,441	51,923
GBP	RBS	2,584,000	06/19/2013	3,916,306	96,272
GBP	RBS	2,747,000	06/19/2013	4,176,002	89,691
GBP	RBS	3,719,000	06/19/2013	5,693,787	81,281
GBP	RBS	45,000	06/19/2013	68,689	1,190
GBP	RBS	679,000	06/19/2013	1,034,809	19,580
HUF	RBS	(20,000,000)	06/19/2013	(84,035)	(3,504)
HUF	RBS	(10,000,000)	06/19/2013	(41,850)	(1,920)
HUF	RBS	(150,000,000)	06/19/2013	(624,502)	(32,035)
HUF	RBS	(80,000,000)	06/19/2013	(336,294)	(13,859)
HUF	RBS	(150,000,000)	06/19/2013	(627,743)	(28,793)
HUF	RBS	(20,000,000)	06/19/2013	(83,578)	(3,960)
HUF	RBS	556,000,000	06/19/2013	2,395,796	37,766
HUF	RBS	310,000,000	06/19/2013	1,359,490	(2,649)
HUF	RBS	230,000,000	06/19/2013	1,007,206	(517)
HUF	RBS	200,000,000	06/19/2013	875,583	(201)
HUF	RBS	250,000,000	06/19/2013	1,101,450	(7,223)
HUF	RBS	80,000,000	06/19/2013	350,825	(673)
HUF	RBS	290,000,000	06/19/2013	1,289,532	(20,228)
HUF	RBS	310,000,000	06/19/2013	1,350,799	6,043
IDR	RBS	(29,300,000,000)	06/19/2013	(2,990,711)	(4,535)
IDR	RBS	7,600,000,000	06/19/2013	780,624	(3,700)
IDR	RBS	11,300,000,000	06/19/2013	1,161,977	(6,814)
IDR	RBS	5,800,000,000	06/19/2013	594,031	(1,115)
IDR	RBS	7,400,000,000	06/19/2013	759,286	(2,807)
IDR	RBS	1,700,000,000	06/19/2013	173,828	(42)
IDR	RBS	5,400,000,000	06/19/2013	553,971	(1,946)
IDR	RBS	5,600,000,000	06/19/2013	572,902	(431)
ILS	RBS	1,000,000	06/19/2013	267,874	10,585
ILS	RBS	500,000	06/19/2013	135,362	3,868
ILS	RBS	15,200,000	06/19/2013	4,087,512	145,068
ILS	RBS	2,100,000	06/19/2013	568,243	16,521
ILS	RBS	400,000	06/19/2013	108,275	3,109
ILS	RBS	2,700,000	06/19/2013	732,979	18,861
ILS	RBS	500,000	06/19/2013	135,997	3,233
ILS	RBS	600,000	06/19/2013	165,085	1,990
ILS	RBS	500,000	06/19/2013	137,457	1,772
ILS	RBS	6,500,000	06/19/2013	1,779,340	30,645
ILS	RBS	1,200,000	06/19/2013	330,581	3,570
ILS	RBS	400,000	06/19/2013	110,516	868
ILS	RBS	400,000	06/19/2013	109,915	1,469
ILS	RBS	1,300,000	06/19/2013	357,614	4,383
ILS	RBS	1,500,000	06/19/2013	414,047	3,642
ILS	RBS	1,500,000	06/19/2013	413,176	4,513
INR	RBS	(84,000,000)	06/19/2013	(1,511,327)	(32,850)
INR	RBS	(11,000,000)	06/19/2013	(199,383)	(2,831)
INR	RBS	(18,000,000)	06/19/2013	(326,588)	(4,307)
INR	RBS	(45,000,000)	06/19/2013	(824,703)	(2,534)
INR	RBS	(115,000,000)	06/19/2013	(2,099,294)	(14,758)
INR	RBS	(58,000,000)	06/19/2013	(1,064,996)	(1,222)
INR	RBS	397,000,000	06/19/2013	7,074,127	223,947
INR	RBS	3,000,000	06/19/2013	53,548	1,602
INR	RBS	16,000,000	06/19/2013	288,289	5,840

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C) (D)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
INR	RBS	5,000,000	06/19/2013	$ 90,286	$ 1,629
INR	RBS	32,000,000	06/19/2013	579,711	8,547
INR	RBS	44,000,000	06/19/2013	793,937	14,917
INR	RBS	55,000,000	06/19/2013	998,101	12,967
INR	RBS	115,000,000	06/19/2013	2,094,727	19,325
INR	RBS	43,000,000	06/19/2013	775,478	14,993
INR	RBS	10,000,000	06/19/2013	180,832	2,999
INR	RBS	25,000,000	06/19/2013	450,048	9,529
INR	RBS	43,000,000	06/19/2013	778,004	12,468
INR	RBS	28,000,000	06/19/2013	509,371	5,355
INR	RBS	83,000,000	06/19/2013	1,502,407	23,386
INR	RBS	87,000,000	06/19/2013	1,570,964	28,362
INR	RBS	37,000,000	06/19/2013	681,153	(980)
INR	RBS	204,000,000	06/19/2013	3,749,850	293
INR	RBS	89,000,000	06/19/2013	1,625,952	10,140
JPY	RBS	473,503,000	06/19/2013	4,799,207	59,221
JPY	RBS	681,371,000	06/19/2013	6,967,667	23,613
JPY	RBS	(210,000,000)	06/19/2013	(2,265,996)	111,268
JPY	RBS	(931,557,000)	06/19/2013	(9,964,946)	406,606
JPY	RBS	(351,408,000)	06/19/2013	(3,778,370)	172,711
JPY	RBS	(10,898,483,000)	06/19/2013	(117,011,696)	5,186,651
JPY	RBS	(240,202,000)	06/19/2013	(2,573,705)	109,087
JPY	RBS	(83,836,000)	06/19/2013	(892,299)	32,091
JPY	RBS	(327,706,000)	06/19/2013	(3,403,791)	41,329
JPY	RBS	(182,831,000)	06/19/2013	(1,898,304)	22,347
JPY	RBS	(527,485,000)	06/19/2013	(5,493,249)	80,933
JPY	RBS	(737,667,000)	06/19/2013	(7,916,934)	348,024
JPY	RBS	(44,809,000)	06/19/2013	(479,935)	20,168
JPY	RBS	(136,929,000)	06/19/2013	(1,384,980)	(19,994)
JPY	RBS	(555,190,000)	06/19/2013	(5,601,048)	(95,538)
JPY	RBS	(382,038,000)	06/19/2013	(3,830,612)	(89,330)
JPY	RBS	(115,315,000)	06/19/2013	(1,167,810)	(15,392)
JPY	RBS	(510,690,000)	06/19/2013	(5,129,329)	(110,660)
JPY	RBS	(120,765,000)	06/19/2013	(1,217,352)	(21,770)
JPY	RBS	(517,174,000)	06/19/2013	(5,425,842)	119,323
JPY	RBS	(445,924,000)	06/19/2013	(4,678,310)	102,860
JPY	RBS	(787,653,000)	06/19/2013	(8,251,740)	169,943
JPY	RBS	(304,600,000)	06/19/2013	(3,227,955)	102,574
JPY	RBS	(138,438,000)	06/19/2013	(1,469,683)	49,225
JPY	RBS	(1,245,987,000)	06/19/2013	(13,239,356)	454,773
JPY	RBS	9,000,000	06/19/2013	93,775	(1,429)
JPY	RBS	11,000,000	06/19/2013	115,234	(2,368)
JPY	RBS	337,872,000	06/19/2013	3,660,725	(193,953)
JPY	RBS	306,686,000	06/19/2013	3,215,129	(68,345)
JPY	RBS	337,938,000	06/19/2013	3,510,684	(43,235)
JPY	RBS	406,254,000	06/19/2013	4,108,435	59,977
JPY	RBS	381,108,000	06/19/2013	3,838,268	72,132
JPY	RBS	360,640,000	06/19/2013	3,621,344	79,041
JPY	RBS	633,984,000	06/19/2013	6,391,248	113,812
JPY	RBS	75,822,000	06/19/2013	773,079	4,901
JPY	RBS	822,386,000	06/19/2013	8,422,389	15,790
KRW	RBS	(1,980,000,000)	06/19/2013	(1,773,285)	(21,263)
KRW	RBS	(920,000,000)	06/19/2013	(815,514)	(18,316)
KRW	RBS	(1,240,000,000)	06/19/2013	(1,096,353)	(27,506)
KRW	RBS	710,000,000	06/19/2013	650,196	(6,696)
KRW	RBS	1,920,000,000	06/19/2013	1,749,625	(9,457)
KRW	RBS	(1,320,000,000)	06/19/2013	(1,175,556)	(20,809)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C) (D)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
KRW	RBS	(120,000,000)	06/19/2013	$ (106,840)	$ (1,920)
KRW	RBS	(370,000,000)	06/19/2013	(330,823)	(4,522)
KRW	RBS	(410,000,000)	06/19/2013	(367,809)	(3,790)
KRW	RBS	60,000,000	06/19/2013	54,901	(521)
KRW	RBS	160,000,000	06/19/2013	146,940	(1,926)
KRW	RBS	620,000,000	06/19/2013	567,985	(6,056)
KRW	RBS	14,544,230,000	06/19/2013	13,296,613	(114,631)
KRW	RBS	720,000,000	06/19/2013	661,413	(8,850)
KRW	RBS	1,320,000,000	06/19/2013	1,182,184	14,182
KRW	RBS	1,150,000,000	06/19/2013	1,024,499	17,789
KRW	RBS	580,000,000	06/19/2013	514,971	10,705
KRW	RBS	280,000,000	06/19/2013	249,271	4,504
KRW	RBS	200,000,000	06/19/2013	178,304	2,963
KRW	RBS	440,000,000	06/19/2013	393,673	5,115
MXN	RBS	(3,300,000)	06/19/2013	(255,724)	(14,933)
MXN	RBS	(2,700,000)	06/19/2013	(208,286)	(13,161)
MXN	RBS	(2,500,000)	06/19/2013	(193,095)	(11,948)
MXN	RBS	(5,100,000)	06/19/2013	(418,445)	156
MXN	RBS	(4,600,000)	06/19/2013	(378,284)	1,005
MXN	RBS	(10,800,000)	06/19/2013	(888,920)	3,134
MXN	RBS	(500,000)	06/19/2013	(40,598)	(411)
MXN	RBS	(19,700,000)	06/19/2013	(1,608,415)	(7,325)
MXN	RBS	(11,800,000)	06/19/2013	(972,387)	4,583
MXN	RBS	(8,800,000)	06/19/2013	(719,556)	(2,196)
MXN	RBS	3,000,000	06/19/2013	233,576	12,476
MXN	RBS	4,400,000	06/19/2013	341,092	19,784
MXN	RBS	18,300,000	06/19/2013	1,457,668	43,248
MXN	RBS	154,600,000	06/19/2013	12,131,094	548,780
MXN	RBS	21,200,000	06/19/2013	1,695,237	43,530
MXN	RBS	13,600,000	06/19/2013	1,087,054	28,381
MXN	RBS	7,700,000	06/19/2013	615,128	16,405
MXN	RBS	18,900,000	06/19/2013	1,512,931	37,196
MXN	RBS	5,300,000	06/19/2013	425,108	9,584
MXN	RBS	4,200,000	06/19/2013	336,777	7,695
MXN	RBS	3,100,000	06/19/2013	249,854	4,400
MXN	RBS	20,000,000	06/19/2013	1,605,494	34,852
MXN	RBS	2,100,000	06/19/2013	170,029	2,207
MYR	RBS	(500,000)	06/19/2013	(160,717)	(3,022)
MYR	RBS	(9,300,000)	06/19/2013	(2,973,051)	(72,487)
MYR	RBS	(1,900,000)	06/19/2013	(607,599)	(14,608)
MYR	RBS	(1,100,000)	06/19/2013	(352,218)	(8,006)
MYR	RBS	(800,000)	06/19/2013	(255,138)	(6,843)
MYR	RBS	(3,100,000)	06/19/2013	(987,246)	(27,933)
MYR	RBS	(200,000)	06/19/2013	(65,680)	185
MYR	RBS	(400,000)	06/19/2013	(131,750)	759
MYR	RBS	(200,000)	06/19/2013	(64,328)	(1,167)
MYR	RBS	100,000	06/19/2013	31,787	961
MYR	RBS	100,000	06/19/2013	31,919	829
MYR	RBS	100,000	06/19/2013	32,139	608
MYR	RBS	2,200,000	06/19/2013	706,218	14,232
MYR	RBS	1,500,000	06/19/2013	484,506	6,710
MYR	RBS	3,500,000	06/19/2013	1,126,330	19,840
MYR	RBS	1,600,000	06/19/2013	517,811	6,152
MYR	RBS	1,600,000	06/19/2013	520,335	3,628
MYR	RBS	3,600,000	06/19/2013	1,173,618	5,300
MYR	RBS	1,100,000	06/19/2013	358,956	1,269
MYR	RBS	8,100,000	06/19/2013	2,668,917	(16,352)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C) (D)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
MYR	RBS	3,600,000	06/19/2013	$ 1,182,096	$ (3,178)
MYR	RBS	2,600,000	06/19/2013	853,399	(1,959)
MYR	RBS	3,600,000	06/19/2013	1,180,351	(1,434)
MYR	RBS	300,000	06/19/2013	98,330	(87)
MYR	RBS	500,000	06/19/2013	164,531	(793)
MYR	RBS	200,000	06/19/2013	65,566	(71)
MYR	RBS	200,000	06/19/2013	65,233	263
NOK	RBS	(8,582,000)	06/19/2013	(1,485,162)	(282)
NOK	RBS	(14,745,000)	06/19/2013	(2,560,928)	8,740
NOK	RBS	(9,422,000)	06/19/2013	(1,631,018)	180
NOK	RBS	(33,127,000)	06/19/2013	(5,699,859)	(34,039)
NOK	RBS	(27,471,000)	06/19/2013	(4,716,407)	(38,503)
NOK	RBS	(14,337,000)	06/19/2013	(2,458,563)	(23,005)
NOK	RBS	(711,000)	06/19/2013	(120,208)	(2,858)
NOK	RBS	(17,000,000)	06/19/2013	(2,867,709)	(74,793)
NOK	RBS	(11,848,000)	06/19/2013	(2,010,816)	(39,935)
NOK	RBS	(5,556,000)	06/19/2013	(945,741)	(15,938)
NOK	RBS	(7,114,000)	06/19/2013	(1,218,663)	(12,688)
NOK	RBS	(1,807,000)	06/19/2013	(309,531)	(3,240)
NOK	RBS	(14,791,000)	06/19/2013	(2,536,116)	(24,034)
NOK	RBS	(53,535,000)	06/19/2013	(9,154,531)	(111,755)
NOK	RBS	(4,264,000)	06/19/2013	(726,760)	(11,289)
NOK	RBS	(6,927,000)	06/19/2013	(1,182,237)	(16,747)
NOK	RBS	(6,335,000)	06/19/2013	(1,087,257)	(9,258)
NOK	RBS	(2,372,000)	06/19/2013	(405,641)	(4,924)
NOK	RBS	150,847,000	06/19/2013	26,302,456	(192,596)
NOK	RBS	966,000	06/19/2013	169,499	(2,295)
NOK	RBS	3,423,000	06/19/2013	590,578	1,904
NOK	RBS	16,523,000	06/19/2013	2,878,563	(18,624)
NOK	RBS	8,017,000	06/19/2013	1,400,526	(12,876)
NOK	RBS	10,192,000	06/19/2013	1,779,159	(15,043)
NOK	RBS	37,392,000	06/19/2013	6,500,580	(28,460)
NOK	RBS	5,927,000	06/19/2013	1,032,210	(6,316)
NZD	RBS	(8,530,000)	06/19/2013	(6,952,494)	(333,806)
NZD	RBS	(4,464,000)	06/19/2013	(3,654,468)	(158,667)
NZD	RBS	(5,867,000)	06/19/2013	(4,814,010)	(197,564)
NZD	RBS	(3,222,000)	06/19/2013	(2,619,264)	(132,958)
NZD	RBS	(7,355,000)	06/19/2013	(6,006,349)	(276,270)
NZD	RBS	(7,642,000)	06/19/2013	(6,258,480)	(269,293)
NZD	RBS	81,473,000	06/19/2013	67,263,294	2,330,690
NZD	RBS	4,364,000	06/19/2013	3,614,440	113,276
NZD	RBS	7,151,000	06/19/2013	5,944,979	163,384
NZD	RBS	4,597,000	06/19/2013	3,820,849	105,894
NZD	RBS	8,962,000	06/19/2013	7,471,833	183,480
NZD	RBS	12,485,000	06/19/2013	10,461,800	202,848
NZD	RBS	6,925,000	06/19/2013	5,805,531	109,782
NZD	RBS	4,932,000	06/19/2013	4,111,013	101,886
NZD	RBS	4,676,000	06/19/2013	3,914,359	79,866
NZD	RBS	3,426,000	06/19/2013	2,876,451	50,028
NZD	RBS	4,510,000	06/19/2013	3,808,859	43,569
NZD	RBS	5,900,000	06/19/2013	5,019,644	20,118
NZD	RBS	4,633,000	06/19/2013	3,982,003	(24,509)
NZD	RBS	4,461,000	06/19/2013	3,771,389	39,183
NZD	RBS	2,074,000	06/19/2013	1,735,253	36,351
NZD	RBS	3,792,000	06/19/2013	3,192,777	46,338
PHP	RBS	(6,000,000)	06/19/2013	(147,182)	1,723
PHP	RBS	(34,000,000)	06/19/2013	(831,686)	7,417

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C) (D)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
PHP	RBS	(26,000,000)	06/19/2013	$ (633,207)	$ 2,884
PHP	RBS	(56,000,000)	06/19/2013	(1,358,866)	1,247
PHP	RBS	(58,000,000)	06/19/2013	(1,405,011)	(1,095)
PHP	RBS	(3,000,000)	06/19/2013	(72,708)	(21)
PHP	RBS	(58,000,000)	06/19/2013	(1,411,507)	5,401
PHP	RBS	(59,000,000)	06/19/2013	(1,441,457)	11,107
PHP	RBS	(4,000,000)	06/19/2013	(97,064)	91
PHP	RBS	(12,000,000)	06/19/2013	(294,112)	3,193
PHP	RBS	294,000,000	06/19/2013	7,235,142	(107,639)
PHP	RBS	32,000,000	06/19/2013	789,847	(14,064)
PHP	RBS	24,000,000	06/19/2013	592,165	(10,328)
PHP	RBS	33,000,000	06/19/2013	813,024	(12,999)
PLN	RBS	(2,300,000)	06/19/2013	(704,036)	(21,193)
PLN	RBS	(1,900,000)	06/19/2013	(577,935)	(21,168)
PLN	RBS	(2,100,000)	06/19/2013	(638,393)	(23,773)
PLN	RBS	(200,000)	06/19/2013	(61,256)	(1,808)
PLN	RBS	(800,000)	06/19/2013	(249,867)	(2,387)
PLN	RBS	(500,000)	06/19/2013	(157,375)	(284)
PLN	RBS	(400,000)	06/19/2013	(122,481)	(3,645)
PLN	RBS	(4,100,000)	06/19/2013	(1,256,494)	(36,306)
PLN	RBS	(2,300,000)	06/19/2013	(712,926)	(12,303)
PLN	RBS	31,200,000	06/19/2013	9,736,321	101,573
PLN	RBS	300,000	06/19/2013	94,144	451
PLN	RBS	8,400,000	06/19/2013	2,661,085	(12,421)
PLN	RBS	8,900,000	06/19/2013	2,825,191	(18,868)
PLN	RBS	5,200,000	06/19/2013	1,642,524	(2,875)
PLN	RBS	5,300,000	06/19/2013	1,680,965	(9,784)
PLN	RBS	2,400,000	06/19/2013	756,575	186
PLN	RBS	3,900,000	06/19/2013	1,246,729	(16,992)
PLN	RBS	3,300,000	06/19/2013	1,044,409	(3,862)
PLN	RBS	2,600,000	06/19/2013	825,562	(5,737)
PLN	RBS	2,200,000	06/19/2013	693,042	656
PLN	RBS	1,300,000	06/19/2013	406,807	3,105
RUB	RBS	42,000,000	06/19/2013	1,332,830	4,382
RUB	RBS	41,000,000	06/19/2013	1,311,311	(5,937)
RUB	RBS	59,000,000	06/19/2013	1,885,888	(7,423)
RUB	RBS	(13,000,000)	06/19/2013	(412,018)	(1,882)
RUB	RBS	(43,000,000)	06/19/2013	(1,352,238)	(16,813)
RUB	RBS	(106,000,000)	06/19/2013	(3,304,324)	(70,545)
RUB	RBS	(99,000,000)	06/19/2013	(3,093,111)	(58,890)
RUB	RBS	(110,000,000)	06/19/2013	(3,454,009)	(48,214)
RUB	RBS	(54,000,000)	06/19/2013	(1,710,493)	(8,780)
RUB	RBS	(45,000,000)	06/19/2013	(1,423,933)	(8,794)
RUB	RBS	(134,000,000)	06/19/2013	(4,212,328)	(54,016)
RUB	RBS	(7,000,000)	06/19/2013	(219,586)	(3,282)
RUB	RBS	17,000,000	06/19/2013	543,793	(2,541)
RUB	RBS	14,000,000	06/19/2013	449,115	(3,377)
RUB	RBS	14,000,000	06/19/2013	449,231	(3,493)
RUB	RBS	3,000,000	06/19/2013	95,987	(471)
RUB	RBS	33,000,000	06/19/2013	1,062,823	(12,156)
RUB	RBS	3,000,000	06/19/2013	95,835	(320)
RUB	RBS	428,000,000	06/19/2013	13,688,014	(61,184)
RUB	RBS	4,000,000	06/19/2013	128,146	(793)
RUB	RBS	83,000,000	06/19/2013	2,653,071	(10,485)
SEK	RBS	(12,865,000)	06/19/2013	(1,971,706)	(11,108)
SEK	RBS	(29,273,000)	06/19/2013	(4,544,330)	32,639
SEK	RBS	(3,586,000)	06/19/2013	(557,999)	5,308

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C) (D)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
SEK	RBS	(42,549,000)	06/19/2013	$ (6,517,824)	$ (40,026)
SEK	RBS	(14,392,000)	06/19/2013	(2,178,833)	(39,329)
SEK	RBS	(34,318,000)	06/19/2013	(5,205,309)	(83,941)
SEK	RBS	(15,349,000)	06/19/2013	(2,342,790)	(22,869)
SEK	RBS	9,220,000	06/19/2013	1,428,510	(7,481)
SEK	RBS	6,660,000	06/19/2013	1,040,076	(13,606)
SEK	RBS	4,012,000	06/19/2013	627,519	(9,171)
SEK	RBS	1,558,000	06/19/2013	242,568	(2,442)
SEK	RBS	2,941,000	06/19/2013	457,899	(4,618)
SEK	RBS	7,451,000	06/19/2013	1,155,246	(6,863)
SEK	RBS	5,990,000	06/19/2013	928,544	(5,337)
SEK	RBS	4,955,000	06/19/2013	767,746	(4,059)
SEK	RBS	5,400,000	06/19/2013	835,135	(2,862)
SEK	RBS	311,318,000	06/19/2013	48,564,340	(582,563)
SEK	RBS	6,972,000	06/19/2013	1,076,681	(2,124)
SEK	RBS	3,885,000	06/19/2013	607,604	(8,829)
SEK	RBS	25,972,000	06/19/2013	4,080,702	(77,777)
SEK	RBS	21,319,000	06/19/2013	3,332,176	(46,393)
SGD	RBS	1,430,000	06/19/2013	1,157,003	4,021
SGD	RBS	2,910,000	06/19/2013	2,359,067	3,576
SGD	RBS	(120,000)	06/19/2013	(97,083)	(345)
SGD	RBS	(470,000)	06/19/2013	(377,563)	(4,032)
SGD	RBS	(2,070,000)	06/19/2013	(1,664,013)	(16,630)
SGD	RBS	(780,000)	06/19/2013	(624,962)	(8,324)
SGD	RBS	(80,000)	06/19/2013	(64,017)	(936)
SGD	RBS	(800,000)	06/19/2013	(641,466)	(8,058)
SGD	RBS	(460,000)	06/19/2013	(368,633)	(4,843)
SGD	RBS	(750,000)	06/19/2013	(600,607)	(8,322)
SGD	RBS	(1,030,000)	06/19/2013	(831,061)	(5,202)
SGD	RBS	(2,350,000)	06/19/2013	(1,899,416)	(8,561)
SGD	RBS	(160,000)	06/19/2013	(129,246)	(659)
SGD	RBS	(150,000)	06/19/2013	(121,200)	(586)
SGD	RBS	(1,020,000)	06/19/2013	(821,667)	(6,477)
SGD	RBS	(1,550,000)	06/19/2013	(1,247,885)	(10,568)
SGD	RBS	(110,000)	06/19/2013	(88,981)	(328)
SGD	RBS	1,180,000	06/19/2013	953,571	4,477
SGD	RBS	990,000	06/19/2013	796,245	7,541
SGD	RBS	(1,930,000)	06/19/2013	(1,544,885)	(22,092)
SGD	RBS	(480,000)	06/19/2013	(383,446)	(6,269)
SGD	RBS	790,000	06/19/2013	634,117	7,289
SGD	RBS	390,000	06/19/2013	312,116	4,527
SGD	RBS	6,390,000	06/19/2013	5,142,511	45,563
SGD	RBS	2,890,000	06/19/2013	2,336,570	9,836
SGD	RBS	1,920,000	06/19/2013	1,549,275	9,583
SGD	RBS	1,270,000	06/19/2013	1,025,465	5,655
SGD	RBS	830,000	06/19/2013	670,540	3,341
SGD	RBS	1,030,000	06/19/2013	835,293	970
SGD	RBS	2,470,000	06/19/2013	2,000,502	4,903
TRY	RBS	(1,100,000)	06/19/2013	(609,385)	(1,032)
TRY	RBS	200,000	06/19/2013	109,416	1,569
TRY	RBS	1,300,000	06/19/2013	714,254	7,147
TRY	RBS	1,600,000	06/19/2013	881,648	6,230
TRY	RBS	1,100,000	06/19/2013	604,399	6,017
TRY	RBS	200,000	06/19/2013	108,589	2,395
TRY	RBS	15,720,000	06/19/2013	8,631,949	91,455
TRY	RBS	300,000	06/19/2013	163,721	2,756
TRY	RBS	2,400,000	06/19/2013	1,305,866	25,952

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C) (D)
Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
TRY	RBS	1,500,000	06/19/2013	$ 821,352	$ 11,034
TRY	RBS	1,700,000	06/19/2013	933,764	9,607
TRY	RBS	700,000	06/19/2013	383,732	4,715
TRY	RBS	2,000,000	06/19/2013	1,097,852	11,996
TWD	RBS	19,000,000	06/19/2013	643,100	1,109
TWD	RBS	13,000,000	06/19/2013	441,885	(1,111)
TWD	RBS	(41,000,000)	06/19/2013	(1,387,477)	(2,658)
TWD	RBS	(190,000,000)	06/19/2013	(6,418,919)	(23,171)
TWD	RBS	(13,000,000)	06/19/2013	(439,708)	(1,066)
TWD	RBS	(15,000,000)	06/19/2013	(506,543)	(2,043)
TWD	RBS	(29,000,000)	06/19/2013	(980,378)	(2,889)
TWD	RBS	(1,000,000)	06/19/2013	(33,761)	(145)
TWD	RBS	(2,000,000)	06/19/2013	(67,579)	(233)
TWD	RBS	(11,000,000)	06/19/2013	(370,865)	(2,098)
TWD	RBS	(48,000,000)	06/19/2013	(1,617,220)	(10,255)
TWD	RBS	(19,000,000)	06/19/2013	(635,864)	(8,345)
TWD	RBS	(1,000,000)	06/19/2013	(33,450)	(456)
TWD	RBS	(15,000,000)	06/19/2013	(503,265)	(5,321)
TWD	RBS	(10,000,000)	06/19/2013	(335,819)	(3,239)
TWD	RBS	(26,000,000)	06/19/2013	(873,508)	(8,041)
TWD	RBS	(11,000,000)	06/19/2013	(370,927)	(2,036)
TWD	RBS	20,000,000	06/19/2013	675,613	2,502
TWD	RBS	60,000,000	06/19/2013	2,009,229	25,115
TWD	RBS	17,000,000	06/19/2013	571,052	5,345
ZAR	RBS	4,300,000	06/19/2013	467,598	8,388
ZAR	RBS	10,000,000	06/19/2013	1,096,366	10,577
ZAR	RBS	7,700,000	06/19/2013	851,755	592
ZAR	RBS	(52,100,000)	06/19/2013	(5,665,609)	(101,565)
ZAR	RBS	(5,600,000)	06/19/2013	(609,431)	(10,457)
ZAR	RBS	(17,600,000)	06/19/2013	(1,920,465)	(27,755)
ZAR	RBS	(9,500,000)	06/19/2013	(1,029,419)	(22,177)
ZAR	RBS	(12,700,000)	06/19/2013	(1,370,190)	(35,628)
ZAR	RBS	(6,000,000)	06/19/2013	(649,525)	(14,641)
ZAR	RBS	(2,800,000)	06/19/2013	(300,337)	(9,607)
ZAR	RBS	(7,100,000)	06/19/2013	(764,357)	(21,573)
ZAR	RBS	(7,100,000)	06/19/2013	(758,537)	(27,393)
ZAR	RBS	(6,500,000)	06/19/2013	(698,896)	(20,617)
ZAR	RBS	(500,000)	06/19/2013	(53,471)	(1,876)
ZAR	RBS	(900,000)	06/19/2013	(96,438)	(3,187)
ZAR	RBS	(1,300,000)	06/19/2013	(140,481)	(3,422)
ZAR	RBS	(700,000)	06/19/2013	(75,947)	(1,539)
ZAR	RBS	(11,600,000)	06/19/2013	(1,244,108)	(39,947)
ZAR	RBS	(1,100,000)	06/19/2013	(117,940)	(3,823)
ZAR	RBS	(1,300,000)	06/19/2013	(137,208)	(6,694)
ZAR	RBS	(1,500,000)	06/19/2013	(160,174)	(5,867)
ZAR	RBS	1,300,000	06/19/2013	137,829	6,074
ZAR	RBS	300,000	06/19/2013	32,085	1,123
ZAR	RBS	3,000,000	06/19/2013	322,415	9,668
ZAR	RBS	1,400,000	06/19/2013	150,037	4,935
ZAR	RBS	500,000	06/19/2013	54,669	678
ZAR	RBS	5,100,000	06/19/2013	566,186	(1,645)
ZAR	RBS	17,400,000	06/19/2013	1,939,314	(13,233)
ZAR	RBS	19,400,000	06/19/2013	2,153,654	(6,184)
ZAR	RBS	9,000,000	06/19/2013	990,929	5,320

					$ 5,464,811

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued): (C) (D)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of April 30, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures (1)
BCLY	$824,249	$5,945,570	$6,769,819
BOA	109,256	(100,000)	9,256
GSC	774,518	—	774,518
RBS	5,862,633	—	5,862,633
(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at April 30, 2013.
(B)	Aggregate cost for federal income tax purposes is $332,606,180.
(C)	Cash in the amount of $5,945,570 has been segregated by the custodian with the broker as collateral for open swap and/or forward foreign currency contracts.
(D)	Cash in the amount of $100,000 has been segregated by the broker with the custodian as collateral for open swap and/or forward foreign currency contracts.
(E)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference index less a financing rate, if any. As a receiver, the fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
(F)	Cash in the amount of $20,809,479 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

DEFINITIONS:

BCLY	Barclays Bank PLC
BOA	Bank of America
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At April 30, 2013

(unaudited)

CURRENCY ABBREVIATIONS (continued):

NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan New Dollar
ZAR	South African Rand

VALUATION SUMMARY: (G)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
ASSETS
Investment Securities
Short-Term U.S. Government Obligation	$—	$35,465,286	$—	$35,465,286
Investment Companies	297,140,894	—	—	297,140,894
Total Investment Securities	$297,140,894	$35,465,286	$—	$332,606,180

Derivative Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$16,524,717	$—	$16,524,717
Futures Contracts (H)	14,150,834	—	—	14,150,834
Total Return Swap Agreements (H)	—	2,576,527	—	2,576,527
Total Derivative Financial Instruments	$14,150,834	$19,101,244	$—	$33,252,078

Other Assets (I)
Cash on Deposit with Broker	$20,809,479	$—	$—	$20,809,479
Cash on Deposit with Custodian	5,945,570	—	—	5,945,570
Foreign Currency	229,324	—	—	229,324
Total Other Assets	$26,984,373	$—	$—	$26,984,373

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at April 30, 2013
LIABILITIES
Derivative Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(11,059,906)	$—	$(11,059,906)
Futures Contracts (H)	(4,426,191)	—	—	(4,426,191)
Total Return Swap Agreements (H)	—	(470,682)	—	(470,682)
Total Derivative Financial Instruments	$(4,426,191)	$(11,530,588)	$—	$(15,956,779)

Other Liabilities (I)
Cash Deposit due to Broker	$—	$(100,000)	$—	$(100,000)
Total Other Liabilities	$—	$(100,000)	$—	$(100,000)

(G)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended April 30, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(H)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(I)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2013

(unaudited)

	Transamerica Commodity Strategy	Transamerica Global Allocation	Transamerica Global Macro	Transamerica Managed Futures Strategy
Assets:
Investment securities, at value	$60,171,580	$377,034,204	$—	$332,606,180
Repurchase agreements, at value	72,872,961	1,090,243	95,255,739	—
Cash on deposit with broker	1,600,000	667,275	—	20,809,479
Cash on deposit with custodian	13,375,575	—	—	5,945,570
Foreign currency, at value	—	514,088	9	229,324
Unrealized appreciation on forward foreign currency contracts	—	571,962	—	16,524,717
Unrealized appreciation on swap agreements	—	110,238	—	2,576,527
Premium paid on swap agreements	—	13,042	—	—
Receivables:
Shares of beneficial interest sold	86,854	157,675	181	1,253
Investment securities sold	—	2,536,800	—	5,231,534
Interest	61	843,157	79	2,778
Dividends	—	452,821	—	—
Dividend reclaims	1,136	81,365	801	—
Securities lending income (net)	219	15,172	5	—
Variation margin	—	282,129	—	9,146,504
Prepaid expenses	513	1,416	387	1,175
Total assets	148,108,899	384,371,587	95,257,201	393,075,041
Liabilities:
Due to custodian	—	368,204	—	—
Cash collateral due to broker	—	956,293	—	100,000
Cash collateral due to custodian	—	900,000	—	—
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	4,811	160,754	—	18,543,815
Investment securities purchased	3,114,227	2,418,300	—	—
Management and advisory fees	68,558	243,726	107,889	371,043
Transfer agent fees	843	2,283	647	2,530
Trustees fees	436	734	259	732
Administration fees	2,810	7,611	2,158	8,433
Capital gains tax	—	60,880	—	—
Other	32,869	146,490	31,284	83,153
Collateral for securities on loan	20,196,000	34,080,443	—	—
Written options and swaptions, at value	—	602,945	—	—
Unrealized depreciation on forward foreign currency contracts	—	444,551	—	11,059,906
Unrealized depreciation on swap agreements	30,567	39,865	—	470,682
Total liabilities	23,451,121	40,433,079	142,237	30,640,294
Net assets	$124,657,778	$343,938,508	$95,114,964	$362,434,747

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$134,409,373	$298,973,140	$166,647,116	$335,496,400
Undistributed (accumulated) net investment income (loss)	(1,262,213)	339,479	(1,885,781)	(7,850,289)
Undistributed (accumulated) net realized gain (loss) from investment securities, futures, written option contracts, swap agreements and foreign currency transactions	(8,458,815)	4,923,621	(69,646,330)	17,532,018
Net unrealized appreciation (depreciation) on:
Investment securities	—	39,385,404	—	—
Futures contracts	—	281,938	—	9,724,643
Options written	—	(160,503)	—	—
Swap agreements	(30,567)	70,373	—	2,105,845
Translation of assets and liabilities denominated in foreign currencies	—	125,056	(41)	5,426,130
Net assets	$124,657,778	$343,938,508	$95,114,964	$362,434,747
Shares outstanding	13,776,068	30,121,431	16,537,424	34,399,428
Net asset value and offering price per share	$9.05	$11.42	$5.75	$10.54

Investment securities, at cost	$60,171,580	$337,587,920	$—	$332,606,180
Repurchase agreements, at cost	$72,872,961	$1,090,243	$95,255,739	$—
Foreign currency, at cost	$—	$513,354	$9	$267,995
Securities loaned, at value	$19,793,995	$33,121,444	$—	$—
Premium received on written option and swaption contracts	$—	$442,442	$—	$—

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

CONSOLIDATED STATEMENTS OF OPERATIONS

For the period ended April 30, 2013

(unaudited)

	Transamerica Commodity Strategy	Transamerica Global Allocation		Transamerica Global Macro	Transamerica Managed Futures Strategy
Investment Income:
Dividend income	$—	$2,370,415		$—	$—
Interest income	67,261	1,339,238		43,891	32,762
Withholding taxes on foreign income	—	(98,351)		—	—
Securities lending income (net)	19,587	63,354		2,129	—
Total investment income	86,848	3,674,656		46,020	32,762

Expenses:
Management and advisory	409,685	1,196,023		591,101	1,864,723
Transfer agent	5,037	12,045		3,547	12,714
Printing and shareholder reports	5,791	14,220		4,092	14,907
Custody	33,502	303,395		80,481	266,243
Administration	16,790	40,151		11,822	42,380
Legal	10,138	10,725		7,532	10,733
Audit and tax	10,288	17,021		10,771	10,696
Trustees	1,279	2,838		870	2,959
Other	1,404	2,427		897	20,379
Total expenses	493,914	1,598,845		711,113	2,245,734

Net investment income (loss)	(407,066)	2,075,811		(665,093)	(2,212,972)

Net realized gain (loss) on transactions from:
Investment securities	—	7,654,045	(A)	(3,109,863)	—
Futures contracts	—	73,029		(1,432,234)	(1,645,137)
Written option and swaption contracts	—	546,228		3,893,341	—
Swap agreements	(8,459,883)	(7,478)		—	2,115,374
Foreign currency transactions	—	715,902		1,009,679	21,144,697
Total realized gain (loss)	(8,459,883)	8,981,726		360,923	21,614,934

Net change in unrealized appreciation (depreciation) on:
Investment securities	—	16,414,094	(B)	358,521	—
Futures contracts	—	94,536		286,572	13,327,733
Written option and swaption contracts	—	(429,357)		(385,483)	—
Swap agreements	(30,567)	3,983		—	2,202,986
Translation of assets and liabilities denominated in foreign currencies	—	336,952		(279,399)	4,459,249
Net change in unrealized appreciation (depreciation)	(30,567)	16,420,208		(19,789)	19,989,968
Net realized and change in unrealized gain (loss)	(8,490,450)	25,401,934		341,134	41,604,902
Net increase (decrease) in net assets resulting from operations	$(8,897,516)	$27,477,745		$(323,959)	$39,391,930

(A)	Net of foreign capital gains tax of $1,133.

(B)	Net of foreign capital gains tax of $60,880.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Transamerica Commodity Strategy		Transamerica Global Allocation		Transamerica Global Macro
	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012	April 30, 2013 (unaudited)	October 31, 2012
From operations:
Net investment income (loss)	$(407,066)	$(992,293)	$2,075,811	$6,159,635	$(665,093)	$(1,532,720)
Net realized gain (loss) from investment securities, futures, written option contracts, swap agreements and foreign currency transactions	(8,459,883)	(11,228,391)	8,981,726	8,831,626	360,923	3,072,879
Net change in unrealized appreciation (depreciation) on investment securities, futures, written option contracts, swap agreements and foreign currency translations	(30,567)	—	16,420,208	(711,717)	(19,789)	(2,402,664)
Net increase (decrease) in net assets resulting from operations	(8,897,516)	(12,220,684)	27,477,745	14,279,544	(323,959)	(862,505)

Distributions to shareholders:
From net investment income	—	(6,302,827)	(5,712,156)	(10,437,710)	—	—
From net realized gains	—	—	(9,903,044)	(6,764,048)	—	—
Total distributions to shareholders	—	(6,302,827)	(15,615,200)	(17,201,758)	—	—

Capital share transactions:
Proceeds from shares sold	893,555	24,647,279	16,230,395	43,521,044	16,801,366	52,588,168
Dividends and distributions reinvested	—	6,302,828	15,615,200	17,201,758	—	—
Cost of shares redeemed	(17,831,148)	(39,777,077)	(14,475,120)	(165,321,581)	(33,623,836)	(77,014,991)
Net increase (decrease) in net assets resulting from capital shares transactions	(16,937,593)	(8,826,970)	17,370,475	(104,598,779)	(16,822,470)	(24,426,823)
Net increase (decrease) in net assets	(25,835,109)	(27,350,481)	29,233,020	(107,520,993)	(17,146,429)	(25,289,328)

Net assets:
Beginning of period	150,492,887	177,843,368	314,705,488	422,226,481	112,261,393	137,550,721
End of period	$124,657,778	$150,492,887	$343,938,508	$314,705,488	$95,114,964	$112,261,393
Undistributed (accumulated) net investment income (loss)	$(1,262,213)	$(855,147)	$339,479	$3,975,824	$(1,885,781)	$(1,220,688)

Share activity:
Shares issued	96,341	2,565,386	1,464,913	4,016,155	2,907,817	9,160,091
Shares issued-reinvested from dividends and distributions	—	669,090	1,463,468	1,709,916	—	—
Shares redeemed	(1,875,273)	(4,191,509)	(1,316,385)	(15,651,748)	(5,842,598)	(13,337,447)
Net increase (decrease) in shares outstanding	(1,778,932)	(957,033)	1,611,996	(9,925,677)	(2,934,781)	(4,177,356)

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Transamerica Managed Futures Strategy
	April 30, 2013 (unaudited)	October 31, 2012
From operations:
Net investment loss	$(2,212,972)	$(3,748,129)
Net realized gain (loss) from futures, swap agreements and foreign currency transactions	21,614,934	(5,094,606)
Net change in unrealized appreciation (depreciation) on futures, swap agreements and foreign currency translations	19,989,968	5,726,951
Net increase (decrease) in net assets resulting from operations	39,391,930	(3,115,784)

Distributions to shareholders:
From net investment income	—	(88,063)
From net realized gains	—	(127,561)
Total distributions to shareholders	—	(215,624)

Capital share transactions:
Proceeds from shares sold	75,989,681	186,221,171
Dividends and distributions reinvested	—	215,624
Cost of shares redeemed	(55,070,196)	(143,390,834)
Net increase in net assets resulting from capital shares transactions	20,919,485	43,045,961
Net increase in net assets	60,311,415	39,714,553

Net assets:
Beginning of period	302,123,332	262,408,779
End of period	$362,434,747	$302,123,332
Undistributed (accumulated) net investment income (loss)	$(7,850,289)	$(5,637,317)

Share activity:
Shares issued	7,606,814	19,224,440
Shares issued-reinvested from dividends and distributions	—	22,275
Shares redeemed	(5,471,771)	(15,087,978)
Net increase (decrease) in shares outstanding	2,135,043	4,158,737

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period	Transamerica Commodity Strategy
April 30, 2013 (unaudited)	October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$9.67	$10.77	$11.24	$10.03	$8.11	$14.11
Investment operations
Net investment income (loss)(A)	(0.03)	(0.06)	(0.07)	0.04	0.05	0.03
Net realized and unrealized gain (loss)	(0.59)	(0.66)	0.64	1.22	1.91	(5.85)
Total from investment operations	(0.62)	(0.72)	0.57	1.26	1.96	(5.82)
Distributions
Net investment income	—	(0.38)	(0.57)	(0.05)	(0.04)	(0.03)
Net realized gains on investments	—	—	(0.47)	—	—	(B)	(0.15)
Total distributions	—	(0.38)	(1.04)	(0.05)	(0.04)	(0.18)
Net asset value
End of period/year	$9.05	$9.67	$10.77	$11.24	$10.03	$8.11
Total return(C)	(6.41	)%(D)	(6.57)%	5.12%	12.61%	24.41%	(41.77)%
Net assets end of period/year (000’s)	$124,658	$150,493	$177,843	$146,976	$121,342	$87,252
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	0.74	%(E)	0.71%	0.71%	0.86%	0.89%	0.86%
Before reimbursement/waiver or recapture	0.74	%(E)	0.71%	0.71%	0.86%	0.89%	0.86%
Net investment income (loss) to average net assets	(0.61	)%(E)	(0.62)%	(0.60)%	0.38%	0.63%	0.21%
Portfolio turnover rate	—	%(D)	—%	—%	112	%(F)	5%	4%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(D)	Not annualized.
(E)	Annualized.
(F)	Increase in portfolio turnover was triggered by a change in the fund’s objectives.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Global Allocation
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$11.04		$10.99	$10.91	$9.99	$9.32	$13.23
Investment operations
Net investment income(A)	0.07		0.17	0.22	0.20	0.19	0.27
Net realized and unrealized gain (loss)	0.86		0.33	0.03	0.93	1.55	(3.25)
Total from investment operations	0.93		0.50	0.25	1.13	1.74	(2.98)
Distributions
Net investment income	(0.20)		(0.27)	(0.17)	(0.21)	(0.55)	(0.35)
Net realized gains on investments	(0.35)		(0.18)	—	—	(0.52)	(0.58)
Total distributions	(0.55)		(0.45)	(0.17)	(0.21)	(1.07)	(0.93)
Net asset value
End of period/year	$11.42		$11.04	$10.99	$10.91	$9.99	$9.32
Total return(B)	8.81	%(C)	4.91%	2.28%	11.40%	20.57%	(24.23)%
Net assets end of period/year (000’s)	$343,939		$314,705	$422,226	$497,305	$448,979	$377,781
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.00	%(D)	0.96%	0.91%	0.87%	0.90%	0.88%
Before reimbursement/waiver or recapture	1.00	%(D)	0.96%	0.91%	0.87%	0.90%	0.88%
Net investment income to average net assets	1.29	%(D)	1.58%	1.98%	1.96%	2.08%	2.25%
Portfolio turnover rate	23	%(C)	38%	41%	51%	43%	49%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

FINANCIAL HIGHLIGHTS (continued)

For the period or years ended:

For a share outstanding throughout each period	Transamerica Global Macro
	April 30, 2013 (unaudited)		October 31, 2012	October 31, 2011	October 31, 2010	October 31, 2009	October 31, 2008
Net asset value
Beginning of period/year	$5.77		$5.82	$6.12	$6.08	$8.60	$9.83
Investment operations
Net investment income (loss)(A)	(0.04)		(0.08)	(0.09)	(0.10)	0.02	0.18
Net realized and unrealized gain (loss)	0.02		0.03	(0.21)	0.14	(0.04)	(1.30)
Total from investment operations	(0.02)		(0.05)	(0.30)	0.04	(0.02)	(1.12)
Distributions
Net investment income	—		—	—	—	(0.03)	(0.11)
Net realized gains on investments	—		—	—	—	(2.40)	—
Return of capital	—		—	—	—	(0.07)	—
Total distributions	—		—	—	—	(2.50)	(0.11)
Net asset value
End of period/year	$5.75		$5.77	$5.82	$6.12	$6.08	$8.60
Total return(B)	(0.35	)%(C)	(0.86)%	(4.90)%	0.66%	5.34%	(11.55)%
Net assets end of period/year (000’s)	$95,115		$112,261	$137,551	$126,142	$107,017	$165,567
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.50	%(D)	1.46%	1.53%	1.61%	1.58%	1.51%
Before reimbursement/waiver or recapture	1.50	%(D)	1.46%	1.53%	1.61%	1.58%	1.51%
Net investment income (loss) to average net assets	(1.41	)%(D)	(1.41)%	(1.49)%	(1.56)%	0.32%	1.81%
Portfolio turnover rate	—	%(C)	—%	—%	—%	358%	84%

(A)	Calculated based on average number of shares outstanding.
(B)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(C)	Not annualized.
(D)	Annualized.

Note: Prior to November 1, 2009, the financial highlights were audited by another independent registered public accounting firm.

For a share outstanding throughout each period	Transamerica Managed Futures Strategy
April 30, 2013 (unaudited)	October 31, 2012	October 31, 2011	October 31, 2010(A)
Net asset value
Beginning of period/year	$9.36	$9.34	$10.16	$10.00
Investment operations
Net investment loss(B)	(0.06)	(0.13)	(0.12)	(0.01)
Net realized and unrealized gain (loss)	1.24	0.16	(0.53)	0.17
Total from investment operations	1.18	0.03	(0.65)	0.16
Distributions
Net investment income	—	—	(C)	(0.10)	—
Net realized gains on investments	—	(0.01)	(0.07)	—
Total distributions	—	(0.01)	(0.17)	—
Net asset value
End of period/year	$10.54	$9.36	$9.34	$10.16
Total return(D)	12.61	%(E)	0.31%	(6.52)%	1.60	%(E)
Net assets end of period/year (000’s)	$362,435	$302,123	$262,409	$257,887
Ratio and supplemental data
Expenses to average net assets
After reimbursement/waiver or recapture	1.32	%(F)(G)	1.37%	1.31%	1.38	%(G)
Before reimbursement/waiver or recapture	1.32	%(F)(G)	1.37%	1.31%	1.38	%(G)
Net investment loss to average net assets	(1.31	)%(F)(G)	(1.35)%	(1.21)%	(1.22	)%(G)
Portfolio turnover rate	—	%(E)	—%	—%	—	%(E)

(A)	Commenced operations September 30, 2010.
(B)	Calculated based on average number of shares outstanding.
(C)	Rounds to less than $0.01 or $(0.01).
(D)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(E)	Not annualized.
(F)	Includes interest (representing 0.01% of average net assets.)
(G)	Annualized.

The notes to the financial statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS

At April 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Transamerica Arbitrage Strategy, Transamerica Bond, Transamerica Core Bond, Transamerica Developing Markets Equity, Transamerica Global Real Estate Securities, Transamerica Growth, Transamerica International, Transamerica International Equity Opportunities, Transamerica International Small Cap, Transamerica International Value Opportunities, Transamerica Long/Short Strategy, Transamerica Mid Cap Value, Transamerica Real Return TIPS, Transamerica Select Equity, Transamerica Total Return, Transamerica Value, Transamerica Commodity Strategy, Transamerica Global Allocation, Transamerica Global Macro, and Transamerica Managed Futures Strategy, (each, a “Fund” and collectively, the “Funds”) are series of the Trust.

Transamerica Global Macro, Transamerica Global Real Estate Securities, Transamerica Real Return TIPS, Transamerica Value, Transamerica Commodity Strategy, and Transamerica Managed Futures Strategy are “non-diversified” funds, as defined under the 1940 Act.

This report should be read in conjunction with the Funds’ current prospectus, which contains additional information about the Funds, including investment objectives and strategies.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

In preparing the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Funds to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of April 30, 2013. No individual fund has a significant holding in the Navigator.

By lending securities, a Fund seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statements of Operations or Consolidated Statements of Operations. Income from loaned securities in the Statements of Operations or Consolidated Statements of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at April 30, 2013 are shown in the Schedules of Investments and Statements of Assets and Liabilities, or in the Consolidated Schedules of Investments and Consolidated Statements of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. Each Funds combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 1. (continued)

difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Funds may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable when the related income or capital gains are earned, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at April 30, 2013 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Option contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into option contracts to manage exposure to various market fluctuations. Funds purchase or write put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are included in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When a Fund writes a covered call or put option, the premium received is recorded as a liability in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

Inflation-capped options: A Fund purchases or writes inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

The underlying face amounts of open option and swaption contracts at April 30, 2013 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 1. (continued)

Transactions in written options were as follows:

Transamerica Arbitrage Strategy	Premiums	Contracts
Balance at October 31, 2012	$152,320	4,663
Sales	883,215	21,872
Closing Buys	(530,376)	(8,526)
Expirations	(319,544)	(12,775)
Exercised	(13,050)	(455)

Balance at April 30, 2013	$172,565	4,779

Transamerica Global Allocation	Premiums	Contracts
Balance at October 31, 2012	$818,043	39,091
Sales	813,033	101,601
Closing Buys	(776,834)	(75,599)
Expirations	(298,542)	(42,276)
Exercised	(162,950)	(1,346)

Balance at April 30, 2013	$392,750	21,471

Transamerica Global Macro	Premiums	Contracts
Balance at October 31, 2012	$1,259,948	3,419
Sales	7,556,777	25,669
Closing Buys	(5,551,374)	(12,508)
Expirations	(3,265,351)	(16,580)

Balance at April 30, 2013	$—	—

Transactions in written swaptions, inflation floor options and foreign exchange options were as follows:

Transamerica Real Return TIPS	Premiums	Notional Amount
Balance at October 31, 2012	$1,659,096	$240,000,000
Sales	873,299	232,220,000
Closing Buys	(246,993)	(25,310,000)
Expirations	(1,086,842)	(253,800,000)
Exercised	(286,988)	(42,610,000)

Balance at April 30, 2013	$911,572	$150,500,000

Transamerica Real Return TIPS	Premiums	Notional Amount
Balance at October 31, 2012	$31,356	EUR	5,900,000
Sales	119,310		38,000,000
Closing Buys	—		—
Expirations	(40,634)		(12,500,000)
Exercised	—		—

Balance at April 30, 2013	$110,032	EUR	31,400,000

Transamerica Total Return	Premiums	Notional Amount
Balance at October 31, 2012	$1,301,145	$79,200,000
Sales	339,640	140,400,000
Closing Buys	—	—
Expirations	(789,895)	(87,500,000)
Exercised	(187,200)	(29,100,000)

Balance at April 30, 2013	$663,690	$103,000,000

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 1. (continued)

Transamerica Total Return	Premiums	Notional Amount
Balance at October 31, 2012	$—	EUR	—
Sales	129,294		33,600,000
Closing Buys	—		—
Expirations	(12,451)		(8,900,000)
Exercised	—		—

Balance at April 30, 2013	$116,843	EUR	24,700,000

Transamerica Global Allocation	Premiums	Notional Amount
Balance at October 31, 2012	$49,692	EUR	2,952,000
Sales	—		—
Closing Buys	—		—
Expirations	—		—
Exercised	—		—

Balance at April 30, 2013	$49,692	EUR	2,952,000

Futures contracts: The Funds are subject to equity and commodity price risks, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at April 30, 2013 are listed in the Schedules of Investments or Consolidated Schedules of Investments. The variation margin receivable or payable, as applicable, is included in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in multilateral or other trade facility platforms, such as a registered exchange (“centrally cleared swaps”). The Funds enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Statements of Operations or Consolidated Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations or Consolidated Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gains or losses in the Statements of Operations or Consolidated Statements of Operations.

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 1. (continued)

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swaps to manage their exposure to the market, or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Certain Funds sell credit default swaps, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedules of Investments or Consolidated Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedules of Investments or Consolidated Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Funds would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Funds enter into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Total return swap agreements: The Funds are subject to commodity, equity, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by a Fund can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Fund’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Cross-currency swap agreements: The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds enter into cross-currency swap agreements to gain or reduce exposure to foreign currencies or to hedge against foreign currency exchange rate and/or interest rate risk. Cross-currency swap agreements are interest rate swaps in which two parties agree to exchange cash flows based on the notional amounts of two different currencies. The Funds with cross-currency swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swap agreements can also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The open swap agreements at April 30, 2013 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 1. (continued)

Cash overdraft: Throughout the period, the Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Expenses from cash overdrafts are included in Other in the Statements of Operations or Consolidated Statements of Operations.

Reverse repurchase agreements: The Funds may enter into reverse repurchase agreements in which the Funds sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. Pursuant to the terms of the reverse repurchase agreements, the Funds’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the resale price. Securities sold under reverse repurchase agreements are shown in the Schedules of Investments or Consolidated Schedules of Investments and are reflected as a liability in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Transamerica Real Return TIPS entered into reverse repurchase agreements during the period ended April 30, 2013. The average reverse repurchase agreement for the period was approximately $25,073,185, with an average interest rate of 0.22%.

The open reverse repurchase agreements at April 30, 2013 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Dollar Rolls: The Funds may enter into dollar roll transactions. The Funds account for dollar roll transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Dollar roll transactions involve sales by the Funds of securities and simultaneously contracts to repurchase substantially similar securities (same type and interest rate) on a specified future date.

The Funds forgo principal and interest paid during the roll period on the securities sold in a dollar roll transaction. The Funds are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “drop”), as well as by any interest earned on the proceeds of the securities sold. Dollar roll transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Dollar roll transactions expose the Funds to risks such as the following: (i) the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds; (ii) the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Dollar roll transactions accounted for as borrowing transactions are excluded from the Funds’ turnover rates. The Funds recognize drop fee income on a straight line basis over the period of the roll. For the period ended April 30, 2013, Transamerica Real Return TIPS and Transamerica Total Return earned drop fee income of $449,842 and $2,001, respectively. The drop fee income is included in Interest income in the Statements of Operations.

The outstanding payable for securities to be repurchased is included in payable for funds borrowed in the Statements of Assets and Liabilities. The average borrowing for dollar roll transactions during the six months ended April 30, 2013, for Transamerica Real Return TIPS and Transamerica Total Return was approximately $86,877,078 and $318,549, respectively, with an average interest rate of 0.27% and 0.10%, respectively. The interest expense is included in Interest in the Statements of Operations.

Open Dollar roll transactions at April 30, 2013 are included in the Schedules of Investments.

Short sales: A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Fund may be unable to replace borrowed securities sold short.

The Funds investing in short sales are liable for any dividends payable on securities while those securities are in a short position and also bears other costs, such as charges for the prime brokerage accounts, in connection with its short positions. These costs are reported as dividends and/or interest from securities sold short in the Statements of Operations or Consolidated Statements of Operations.

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 1. (continued)

Loan participations and assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Funds may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Funds held no unsecured loan participations at April 30, 2013.

Structured notes: Certain Funds invest in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. Investment in structured notes involves the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Structured notes may be less liquid than other types of securities and more volatile than their underlying reference instruments. All structured notes are listed within the Schedules of Investments or Consolidated Schedules of Investments.

To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations. Open balances are included in the payable or receivable for investments purchase or sold in the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

When-Issued, forward delivery securities and Delayed Delivery Settlements: The Funds may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed Delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Funds will segregate with its custodian either cash, U.S. Government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed delivery basis, the Funds do not participate in future gains and losses on the security.

Treasury inflation-protected securities (“TIPS”): Certain Funds invest in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statements of Operations or Consolidated Statements of Operations with a corresponding adjustment to cost.

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 1. (continued)

Restricted and illiquid securities: The Funds may invest in unregulated or restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at April 30, 2013 are listed in the Schedules of Investments or Consolidated Schedules of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Funds with broker/dealers with which Transamerica Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions paid by the Funds be used to pay expenses that would otherwise be borne by any other funds within Transamerica Funds, or by any other party.

Commissions recaptured for the period ended April 30, 2013, are included in net realized gain (loss) in the Statements of Operations and are summarized as follows:

Fund Name	Commissions
Transamerica Global Real Estate Securities	$9,108
Transamerica Growth	20,657
Transamerica International	967
Transamerica International Value Opportunities	1,131
Transamerica Mid Cap Value	2,685
Transamerica Select Equity	79,088
Transamerica Value	10,400

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trust (“REITs”): Dividend income related to a Real Estate Investment Trust is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Statement of Cash Flows: GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, and sale-buyback financing transactions, have been determined to be at a level requiring a Statement of Cash Flows. A statement of Cash Flows has been prepared for Transamerica Real Return TIPS using the indirect method which requires net increase in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Funds utilize various methods

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 2. (continued)

to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc.‘s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Funds’ Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities using significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each respective Fund’s Schedule of Investments or Consolidated Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying fund. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 2. (continued)

of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, reverse repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Funds’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, swaption, and

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 2. (continued)

option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2013, is disclosed in the Valuation Summary of each Fund’s Schedule of Investments or Consolidated Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TAM, the Funds’ investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Funds’ administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Funds are also officers and/or directors of TAM, TFS, and TCI. No interested trustee receives compensation from the Funds.

The following schedule reflects the percentage of each Fund’s assets owned by affiliated investment companies at April 30, 2013:

Transamerica Arbitrage Strategy	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$19,629,698	19.25%
Transamerica Asset Allocation – Growth Portfolio	2,533,122	2.48
Transamerica Asset Allocation – Moderate Growth Portfolio	26,199,596	25.69
Transamerica Asset Allocation – Moderate Portfolio	33,483,758	32.83
Transamerica Multi-Manager Alternative Strategies Portfolio	20,020,837	19.63
Total	$101,867,011	99.88%

Transamerica Bond	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$71,482,446	8.80%
Transamerica Asset Allocation – Conservative VP	56,821,255	7.00
Transamerica Asset Allocation – Moderate Growth Portfolio	46,212,239	5.69
Transamerica Asset Allocation – Moderate Growth VP	163,853,561	20.18
Transamerica Asset Allocation – Moderate Portfolio	89,140,175	10.98
Transamerica Asset Allocation – Moderate VP	197,122,011	24.28
Transamerica BlackRock Tactical Allocation VP	83,676,583	10.30
Transamerica International Moderate Growth VP	22,853,323	2.81
Transamerica Madison Balanced Allocation VP	3,796,152	0.47
Transamerica Madison Conservative Allocation VP	5,878,516	0.72
Transamerica Multi-Manager Alternative Strategies Portfolio	64,796,321	7.98
Total	$805,632,582	99.21%

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 3. (continued)

Transamerica Core Bond	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$195,040,101	15.72%
Transamerica Asset Allocation – Conservative VP	158,201,531	12.75
Transamerica Asset Allocation – Moderate Growth Portfolio	110,425,608	8.90
Transamerica Asset Allocation – Moderate Growth VP	257,731,427	20.77
Transamerica Asset Allocation – Moderate Portfolio	152,604,580	12.30
Transamerica Asset Allocation – Moderate VP	324,323,438	26.14
Transamerica International Moderate Growth VP	6,136,780	0.49
Total	$1,204,463,465	97.07%
Transamerica Developing Markets Equity	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$15,118,180	2.87%
Transamerica Asset Allocation – Conservative VP	15,404,660	2.92
Transamerica Asset Allocation – Growth Portfolio	76,140,158	14.44
Transamerica Asset Allocation – Growth VP	47,360,188	8.98
Transamerica Asset Allocation – Moderate Growth Portfolio	93,920,531	17.81
Transamerica Asset Allocation – Moderate Growth VP	141,268,592	26.78
Transamerica Asset Allocation – Moderate Portfolio	39,694,221	7.53
Transamerica Asset Allocation – Moderate VP	47,430,067	8.99
Transamerica International Moderate Growth VP	5,841,885	1.11
Transamerica Multi-Manager Alternative Strategies Portfolio	5,663,126	1.07
Transamerica Multi-Manager International Portfolio	32,781,365	6.21
Total	$520,622,973	98.71%

Transamerica Global Real Estate Securities	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$1,177,116	0.59%
Transamerica Asset Allocation – Growth Portfolio	40,844,925	20.67
Transamerica Asset Allocation – Moderate Growth Portfolio	63,040,166	31.91
Transamerica Asset Allocation – Moderate Portfolio	17,715,886	8.97
Transamerica Multi-Manager Alternative Strategies Portfolio	52,341,643	26.49
Transamerica Multi-Manager International Portfolio	9,529,109	4.82
Total	$184,648,845	93.45%
Transamerica Growth	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$48,245,915	8.17%
Transamerica Asset Allocation – Growth Portfolio	130,014,914	22.02
Transamerica Asset Allocation – Moderate Growth Portfolio	239,443,755	40.54
Transamerica Asset Allocation – Moderate Portfolio	155,199,292	26.28
Total	$572,903,876	97.01%
Transamerica International	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$7,702,422	2.21%
Transamerica Asset Allocation – Growth Portfolio	36,355,043	10.42
Transamerica Asset Allocation – Growth VP	23,302,621	6.68
Transamerica Asset Allocation – Moderate Growth Portfolio	68,666,373	19.68
Transamerica Asset Allocation – Moderate Growth VP	58,556,531	16.79
Transamerica Asset Allocation – Moderate Portfolio	23,520,556	6.74
Transamerica Asset Allocation – Moderate VP	26,037,927	7.46
Transamerica International Moderate Growth VP	57,659,082	16.53
Transamerica Multi-Manager International Portfolio	43,288,821	12.41
Total	$345,089,376	98.92%

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 3. (continued)

Transamerica International Equity Opportunities	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$6,394,947	2.75%
Transamerica Asset Allocation – Growth Portfolio	9,676,831	4.17
Transamerica Asset Allocation – Growth VP	10,612,366	4.57
Transamerica Asset Allocation – Moderate Growth Portfolio	16,752,991	7.21
Transamerica Asset Allocation – Moderate Growth VP	25,185,311	10.84
Transamerica Asset Allocation – Moderate Portfolio	17,224,779	7.41
Transamerica Asset Allocation – Moderate VP	46,732,961	20.11
Transamerica International Moderate Growth VP	70,156,965	30.20
Transamerica Multi-Manager International Portfolio	25,716,647	11.07
Total	$228,453,798	98.33%
Transamerica International Small Cap	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$5,502,567	1.45%
Transamerica Asset Allocation – Conservative VP	4,116,349	1.08
Transamerica Asset Allocation – Growth Portfolio	18,547,433	4.88
Transamerica Asset Allocation – Growth VP	45,061,912	11.85
Transamerica Asset Allocation – Moderate Growth Portfolio	29,538,499	7.77
Transamerica Asset Allocation – Moderate Growth VP	98,094,624	25.79
Transamerica Asset Allocation – Moderate Portfolio	15,488,984	4.07
Transamerica Asset Allocation – Moderate VP	66,949,339	17.60
Transamerica International Moderate Growth VP	61,017,699	16.05
Transamerica Multi-Manager Alternative Strategies Portfolio	16,616,047	4.37
Transamerica Multi-Manager International Portfolio	15,153,469	3.98
Total	$376,086,922	98.89%

Transamerica International Value Opportunities	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$6,827,337	2.60%
Transamerica Asset Allocation – Growth Portfolio	21,608,319	8.24
Transamerica Asset Allocation – Growth VP	9,576,333	3.65
Transamerica Asset Allocation – Moderate Growth Portfolio	37,822,886	14.42
Transamerica Asset Allocation – Moderate Growth VP	50,972,591	19.43
Transamerica Asset Allocation – Moderate Portfolio	17,673,148	6.74
Transamerica Asset Allocation – Moderate VP	46,358,623	17.68
Transamerica International Moderate Growth VP	34,242,648	13.06
Transamerica Madison Balanced Allocation VP	953,364	0.36
Transamerica Multi-Manager International Portfolio	32,182,672	12.27
Total	$258,217,921	98.45%
Transamerica Long/Short Strategy	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$10,159,394	8.57%
Transamerica Asset Allocation – Moderate Portfolio	14,373,777	12.13
Transamerica Multi-Manager Alternative Strategies Portfolio	93,949,701	79.26
Total	$118,482,872	99.96%
Transamerica Mid Cap Value	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$9,693,091	4.10%
Transamerica Asset Allocation – Growth Portfolio	64,098,524	27.14
Transamerica Asset Allocation – Moderate Growth Portfolio	108,478,590	45.92
Transamerica Asset Allocation – Moderate Portfolio	49,500,246	20.96
Total	$231,770,451	98.12%

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 3. (continued)

Transamerica Real Return TIPS	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$66,556,041	10.89%
Transamerica Asset Allocation – Conservative VP	56,941,008	9.32
Transamerica Asset Allocation – Moderate Growth Portfolio	63,889,857	10.45
Transamerica Asset Allocation – Moderate Growth VP	138,872,182	22.73
Transamerica Asset Allocation – Moderate Portfolio	69,972,789	11.45
Transamerica Asset Allocation – Moderate VP	183,782,754	30.08
Transamerica International Moderate Growth VP	14,961,520	2.45
Total	$594,976,151	97.37%
Transamerica Select Equity	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$42,396,433	3.07%
Transamerica Asset Allocation – Conservative VP	69,898,192	5.07
Transamerica Asset Allocation – Growth Portfolio	155,329,176	11.27
Transamerica Asset Allocation – Growth VP	99,739,788	7.23
Transamerica Asset Allocation – Moderate Growth Portfolio	255,238,842	18.51
Transamerica Asset Allocation – Moderate Growth VP	362,275,778	26.27
Transamerica Asset Allocation – Moderate Portfolio	127,894,959	9.28
Transamerica Asset Allocation – Moderate VP	204,632,693	14.84
Transamerica BlackRock Tactical Allocation VP	43,243,383	3.14
Total	$1,360,649,244	98.68%
Transamerica Total Return	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$202,562,831	30.01%
Transamerica Asset Allocation – Moderate Growth Portfolio	187,390,561	27.77
Transamerica Asset Allocation – Moderate Portfolio	247,061,399	36.61
Total	$637,014,791	94.39%

Transamerica Value	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$21,432,778	5.33%
Transamerica Asset Allocation – Growth Portfolio	48,458,706	12.04
Transamerica Asset Allocation – Growth VP	40,333,661	10.02
Transamerica Asset Allocation – Moderate Growth Portfolio	87,569,817	21.75
Transamerica Asset Allocation – Moderate Growth VP	100,734,260	25.02
Transamerica Asset Allocation – Moderate Portfolio	42,402,278	10.53
Transamerica Asset Allocation – Moderate VP	51,368,034	12.76
Transamerica International Moderate Growth VP	6,922,122	1.72
Total	$399,221,656	99.17%
Transamerica Commodity Strategy	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$10,645,993	8.54%
Transamerica Asset Allocation – Growth Portfolio	17,249,894	13.84
Transamerica Asset Allocation – Moderate Growth Portfolio	47,427,334	38.05
Transamerica Asset Allocation – Moderate Portfolio	27,323,907	21.92
Transamerica Multi-Manager Alternative Strategies Portfolio	21,247,493	17.04
Total	$123,894,621	99.39%
Transamerica Global Allocation	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$22,650,012	6.58%
Transamerica Asset Allocation – Growth Portfolio	11,027,313	3.21
Transamerica Asset Allocation – Moderate Growth Portfolio	73,141,922	21.27
Transamerica Asset Allocation – Moderate Growth VP	75,595,464	21.98
Transamerica Asset Allocation – Moderate Portfolio	45,302,047	13.17
Transamerica Asset Allocation – Moderate VP	39,409,077	11.46
Transamerica BlackRock Tactical Allocation VP	73,538,943	21.38
Total	$340,664,778	99.05%

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 3. (continued)

Transamerica Global Macro	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$9,455,859	9.94%
Transamerica Asset Allocation – Growth VP	10,299,329	10.83
Transamerica Asset Allocation – Moderate Portfolio	12,552,565	13.20
Transamerica Multi-Manager Alternative Strategies Portfolio	62,562,697	65.77
Total	$94,870,450	99.74%

Transamerica Managed Futures Strategy	Market Value	% of Net Assets
Transamerica Asset Allocation – Conservative Portfolio	$24,258,084	6.69%
Transamerica Asset Allocation – Growth Portfolio	42,019,587	11.59
Transamerica Asset Allocation – Growth VP	83,202,974	22.96
Transamerica Asset Allocation – Moderate Growth Portfolio	91,745,925	25.31
Transamerica Asset Allocation – Moderate Portfolio	44,795,686	12.36
Transamerica Multi-Manager Alternative Strategies Portfolio	75,155,593	20.74
Total	$361,177,849	99.65%

Investment advisory fees: The Funds pay management fees to TAM based on average daily net assets (“ANA”) at the following rates and/or breakpoints:

Fund Name/Breakpoint	Rate
Transamerica Arbitrage Strategy
First $50 million	1.050%
Over $50 million	1.000
Transamerica Bond
First $200 million	0.675%
Over $200 million up to $750 million	0.625
Over $750 million	0.575
Transamerica Core Bond
First $750 million	0.450%
Over $750 million up to $1 billion	0.400
Over $1 billion	0.375
Transamerica Developing Markets Equity
First $50 million	1.200%
Over $50 million up to $200 million	1.150
Over $200 million up to $500 million	1.100
Over $500 million	1.050
Transamerica Global Real Estate Securities
First $250 million	0.800%
Over $250 million up to $500 million	0.775
Over $500 million up to $1 billion	0.700
Over $1 billion	0.650
Transamerica Growth
First $250 million	0.800%
Over $250 million up to $500 million	0.775
Over $500 million up to $1 billion	0.700
Over $1 billion up to $1.5 billion	0.675
Over $1.5 billion	0.650
Transamerica International
First $100 million	1.000%
Over $100 million	0.950
Transamerica International Equity Opportunities
Over $250 million	0.900%
Over $250 million up to $500 million	0.875
Over $500 million up to $1 billion	0.850
Over $1 billion	0.800

Fund Name/Breakpoint	Rate
Transamerica International Small Cap
First $300 million	1.070%
Over $300 million	1.000
Transamerica International Value Opportunities
First $100 million	1.100%
Over $100 million up to $300 million	1.000
Over $300 million	0.950
Transamerica Long/Short Strategy
ANA	1.300%
Transamerica Mid Cap Value
First $100 million	0.850%
Over $100 million	0.800
Transamerica Real Return TIPS
First $250 million	0.700%
Over $250 million up to $750 million	0.650
Over $750 million up to $1 billion	0.600
Over $1 billion	0.550
Transamerica Select Equity
First $200 million	0.800%
Over $200 million up to $500 million	0.740
Over $500 million up to $1 billion	0.690
Over $1 billion up to $1.5 billion	0.670
Over $1.5 billion	0.620
Transamerica Total Return
First $250 million	0.675%
Over $250 million up to $750 million	0.650
Over $750 million	0.600
Transamerica Value
ANA	0.800%
Transamerica Commodity Strategy
First $200 million	0.610%
Over $200 million up to $1 billion	0.590
Over $1 billion	0.560
Transamerica Global Allocation
First $100 million	0.800%
Over $100 million	0.720

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 3. (continued)

Fund Name/Breakpoint	Rate
Transamerica Global Macro (Effective April 30, 2013)
First $300 million	1.250%
Over $300 million up to $500 million	1.175
Over $500 million up to $600 million	1.120
Over $600 million	1.050
Transamerica Global Macro (Prior to April 30, 2013)
First $300 million	1.250%
Over $300 million	1.200

Fund Name/Breakpoint	Rate
Transamerica Managed Futures Strategy
First $500 million	1.100%
Over $500 million	1.050

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business, exceed the following stated annual limit:

Fund Name	Expense Limit	Maximum Operating Expense Limit Effective Through
Transamerica Arbitrage Strategy	1.25%	March 1, 2014
Transamerica Bond	0.88	March 1, 2014
Transamerica Core Bond	0.70	March 1, 2014
Transamerica Developing Markets Equity	1.45	March 1, 2014
Transamerica International	1.25	March 1, 2014
Transamerica International Small Cap	1.27	March 1, 2014
Transamerica International Value Opportunities	1.35	March 1, 2014
Transamerica Long/Short Strategy	1.65	March 1, 2014
Transamerica Mid Cap Value	1.05	March 1, 2014
Transamerica Select Equity	0.90	March 1, 2014
Transamerica Value	1.00	March 1, 2014
Transamerica Commodity Strategy	1.00	March 1, 2014
Transamerica Global Allocation	1.00	March 1, 2014
Transamerica Global Macro	1.65	March 1, 2014
Transamerica Managed Futures Strategy	1.45	March 1, 2014

Funds not listed in the above table did not have an expense limit.

TAM is entitled to reimbursement by the Fund of fees waived and/or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized Fund operating expenses are less than the stated annual limit.

There were no amounts recaptured by the adviser during the period ended April 30, 2013.

The following amounts were available for recapture by the adviser as of April 30, 2013:

Fund Name	Amount Available	Year Reimbursed	Available Through
Transamerica Arbitrage Strategy	$61	2011	10/31/2013
	172	2012	10/31/2014

Administrative services: The Funds have entered into an agreement with TFS for financial and legal fund administration services. The Funds pay TFS an annual fee of 0.025% of ANA. The Legal fees on the Statements of Operations or in the Consolidated Statements of Operations are for fees paid to external legal counsel.

Transfer agent fees: Pursuant to a Transfer Agency Agreement, as amended, the Funds pay TFS a fee of 0.75bps for an open account for providing transfer agent services. Fees paid and the amounts due to TFS for the period ended April 30, 2013 are disclosed in the Statements of Operations and the Statements of Assets and Liabilities, respectively; or in the Consolidated Statements of Operations and the Consolidated Statements of Assets and Liabilities, respectively.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated (the “Deferred Compensation Plan”), available to the Trustees, compensation may be deferred that would otherwise be payable by the Trust to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A (or comparable) shares of a series of Transamerica Funds (without imposition of sales charge), as elected by the Trustee.

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 3. (continued)

Brokerage commissions: There were no brokerage commissions incurred on security transactions placed with affiliates of the advisers or sub-advisers for the period ended April 30, 2013.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2013 were as follows:

	Purchases of securities:		Proceeds from maturities and sales of securities:
Fund Name	Long-term	U.S. Government	Long-term	U.S. Government
Transamerica Arbitrage Strategy	$276,594,394	$—	$241,430,672	$—
Transamerica Bond	59,381,777	92,569,369	37,151,043	98,032,847
Transamerica Core Bond	12,602,847	3,445,339	381,737,148	293,867,039
Transamerica Developing Markets Equity	259,503,700	—	93,546,022	—
Transamerica Global Real Estate Securities	51,805,244	—	43,025,646	—
Transamerica Growth	133,841,206	—	159,659,877	—
Transamerica International	75,943,456	—	71,453,333	—
Transamerica International Equity Opportunities	58,033,764	—	26,962,229	—
Transamerica International Small Cap	153,927,129	—	58,406,111	—
Transamerica International Value Opportunities	75,442,909	—	59,574,478	—
Transamerica Long/Short Strategy	148,757,570	—	127,290,543	—
Transamerica Mid Cap Value	20,189,863	—	28,643,707	—
Transamerica Real Return TIPS	22,737,282	94,219,979	133,391,290	772,899,832
Transamerica Select Equity	420,674,830	—	450,129,811	—
Transamerica Total Return	12,168,626	1,250,770,063	55,233,147	1,258,833,033
Transamerica Value	100,496,458	—	36,349,824	—
Transamerica Commodity Strategy	—	—	—	—
Transamerica Global Allocation	57,373,947	6,217,830	76,771,136	5,492,707
Transamerica Global Macro	—	—	—	—
Transamerica Managed Futures Strategy	—	—	—	—

NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS

Transamerica Arbitrage Strategy

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of swap contracts decreased throughout the period from 11 to 7 contracts. The volume of forward foreign currency contracts and purchased options/swaptions contracts held throughout the period averaged 108 and 19 contracts, respectively, with overall decreases from 131 and 11 contracts, respectively, to 51 and 13 contracts, respectively. The volume of written options/swaptions contracts held during the period averaged 47 contracts, beginning and ending the period with an overall increase from 32 to 38 contracts. The tables below highlight the types of risks associated with the Fund and how the aforementioned derivative instruments are used to mitigate such risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of April 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts	Equity contracts	Total
Asset Derivatives
Purchased options, at value(A)	$—	$180,011	$180,011
Unrealized appreciation on swap agreements	—	155,667	155,667
Unrealized appreciation on forward foreign currency contracts	38,032	—	38,032
Liability Derivatives
Written options, at value	—	(169,598)	(169,598)
Unrealized depreciation on swap agreements	—	(134,769)	(134,769)
Unrealized depreciation on forward foreign currency contracts	(149,342)	—	(149,342)
Total	$(111,310)	$31,311	$(79,999)

(A)	Included within Investment securities, at value.

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 5. (continued)

Transamerica Arbitrage Strategy (continued)

Effect of Derivative Instruments in the Statement of Operations for the period ended April 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts	Equity contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized loss on purchased options(B)	$—	$(355,286)	$(355,286)
Net realized gain on written option contracts	—	270,008	270,008
Net realized gain on swap agreements	—	10,795	10,795
Net realized gain on forward foreign currency contracts(C)	753,568	—	753,568
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options(D)	—	(285,396)	(285,396)
Net change in unrealized appreciation (depreciation) on written option contracts	—	12,021	12,021
Net change in unrealized appreciation (depreciation) on swap agreements	—	(9,823)	(9,823)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions(E)	(604,580)	—	(604,580)
Total	$148,988	$(357,681)	$(208,693)

(B)	Included within Net realized gain (loss) on transactions from Investment securities.
(C)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(D)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(E)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

International Small Cap

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of forward foreign currency contracts held throughout the period increased, starting with 0 contracts and increasing to 2 contracts by period end. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of April 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts
Asset Derivatives
Unrealized appreciation on forward foreign currency contracts	$375
Liability Derivatives
Unrealized depreciation on forward foreign currency contracts	(123)
Total	$252

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 5. (continued)

International Small Cap (continued)

Effect of Derivative Instruments in the Statement of Operations for the period ended April 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions(A)	$252
Total	$252

(A)	Included within net increase (decrease) in unrealized appreciation (depreciation) on Translation of the assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica International Value Opportunities

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of forward foreign currency contracts held increased during the period, starting at 5 contracts and ending at 10 contracts. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of April 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts
Asset Derivatives
Unrealized appreciation on forward foreign currency contracts	$1,036,465
Liability Derivatives
Unrealized depreciation on forward foreign currency contracts	(569,889)
Total	$466,576

Effect of Derivative Instruments in the Statement of Operations for the period ended April 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Foreign exchange contracts
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain on forward foreign currency contracts(A)	$826,599
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions(B)	11,456
Total	$838,055

(A)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(B)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 5. (continued)

Transamerica International Value Opportunities (continued)

For non-exchange traded derivatives (forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Real Return TIPS

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of forward foreign currency contracts held throughout the period averaged 41, beginning and ending the period with 53 and 53 contracts, respectively. The volume of written swaptions contracts and swap contracts increased throughout the period, beginning the period with 16, and 20, respectively, and ending the period at 34, and 27, respectively. The volume of futures contracts held throughout the period stayed constant at 3 contracts. The volume of purchased options/swaptions held at period end is indicative of the volume held throughout the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of April 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Total
Asset Derivatives
Purchased swaptions, at value(A)	$54,884	$91,556	$—	$146,440
Unrealized appreciation on futures contracts(B)	335,872	—	—	335,872
Premium paid on swap agreements	1,739,342	—	63,848	1,803,190
Unrealized appreciation on swap agreements	846,894	—	39,585	886,479
Unrealized appreciation on forward foreign currency contracts	—	1,371,208	—	1,371,208
Liability Derivatives
Written options and swaptions at value	(279,726)	(85,745)	—	(365,471)
Unrealized depreciation on futures contracts(B)	(8,603)	—	—	(8,603)
Premium received on swap agreements	(42,706)	—	(68,484)	(111,190)
Unrealized depreciation on swap agreements	(1,200,914)	—	(159,748)	(1,360,662)
Unrealized depreciation on forward foreign currency contracts	—	(2,152,576)	—	(2,152,576)
Total	$1,445,043	$(775,557)	$(124,799)	$544,687

(A)	Included within Investment securities, at value.
(B)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 5. (continued)

Transamerica Real Return TIPS (continued)

Effect of Derivative Instruments in the Statement of Operations for the period ended April 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized loss on purchased swaptions(C)	$(75,950)	$—	$—	$(75,950)
Net realized gain on futures contracts	22,458	—	—	22,458
Net realized gain on written option and swaption contracts	727,008	82,292	—	809,300
Net realized gain (loss) on swap agreements	731,681	—	(61,518)	670,163
Net realized gain on forward foreign currency contracts(D)	—	1,363,179	—	1,363,179
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options(E)	(5,735)	21,216	—	15,481
Net change in unrealized appreciation (depreciation) on futures contracts	254,149	—	—	254,149
Net change in unrealized appreciation (depreciation) on written option and swaption contracts	515,101	18,510	—	533,611
Net change in unrealized appreciation (depreciation) on swap agreements	(611,354)	—	35,898	(575,456)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions(F)	—	(492,538)	—	(492,538)
Total	$1,557,358	$992,659	$(25,620)	$2,524,397

(C)	Included within Net realized gain (loss) on transactions from Investment securities.
(D)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(E)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(F)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 5. (continued)

Transamerica Total Return

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of swap contracts held at the end of the period is indicative of the volume held throughout the period. The volume of written option/swaption contracts and futures contracts held throughout the period increased, starting at 3 and 2, contracts, respectively, and ending at 19 and 3 contracts, respectively. The volume of forward foreign currency contracts held throughout the period decreased, starting at 48 contracts and ending at 34 contracts. The volume of purchased options/swaptions held throughout the period stayed constant at 1 contract. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments in the Statement of Assets and Liabilities as of April 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Total
Asset Derivatives
Purchased swaptions, at value(A)	$357,063	$—	$—	$357,063
Premium paid on swap agreements	908,088	—	954,064	1,862,152
Unrealized appreciation on swap agreements	4,333,668	—	162,714	4,496,382
Unrealized appreciation on forward foreign currency contracts	—	989,909	—	989,909
Liability Derivatives
Unrealized depreciation on futures contracts(B)	(238,735)	—	—	(238,735)
Written options and swaptions, at value	416,683	—	—	416,683
Premium received on swap agreements	(432,319)	—	(35,859)	(468,178)
Unrealized depreciation on swap agreements	(1,429,426)	—	(4,490,081)	(5,919,507)
Unrealized depreciation on forward foreign currency contracts	—	(4,342,965)	—	(4,342,965)
Total	$3,498,339	$(3,353,056)	$(3,409,162)	$(3,263,879)

(A)	Included within Investment securities, at value.
(B)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 5. (continued)

Transamerica Total Return (continued)

Effect of Derivative Instruments in the Statement of Operations for the period ended April 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain on futures contracts	$48,604	$—	$—	$48,604
Net realized gain on written option and swaption contracts	802,347	—	—	802,347
Net realized gain (loss) on swap agreements	3,541,594	—	(1,087,018)	2,454,576
Net realized gain on forward foreign currency contracts(C)	—	1,480,542	—	1,480,542
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased swaptions(D)	(28,580)	—	—	(28,580)
Net change in unrealized appreciation (depreciation) on futures contracts	(177,064)	—	—	(177,064)
Net change in unrealized appreciation (depreciation) on written option and swaption contracts	146,369	—	—	146,369
Net change in unrealized appreciation (depreciation) on swap agreements	(3,621,499)	—	(1,335,631)	(4,957,130)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions(E)	—	(2,427,262)	—	(2,427,262)
Total	$711,771	$(946,720)	$(2,422,649)	$(2,657,598)

(C)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(D)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(E)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Commodity Strategy

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of swap contracts held throughout the period decreased from 5 to 3 contracts. The table below highlights the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments in the Consolidated Statement of Assets and Liabilities as of April 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Commodity contracts
Liability Derivatives
Unrealized depreciation on swap agreements	(30,567)

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 5. (continued)

Transamerica Commodity Strategy (continued)

Effect of Derivative Instruments in the Consolidated Statement of Operations for the period ended April 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Commodity contracts
Net Realized Gain (Loss) on derivatives recognized in income
Net realized loss on swap agreements	$(8,459,883)
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on swap agreements	(30,567)
Total	$(8,490,450)

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Global Allocation

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of swap contracts and forward foreign currency contracts held throughout the period averaged 12 and 56 contracts, respectively, with overall increases from 11 and 51 contracts, respectively, to 12 and 80 contracts, respectively. The volume of written options and purchased options/swaptions held throughout the period averaged 38 and 95 contracts, respectively, with decreases from 49 and 103 contracts at the beginning of the period to 28 and 90 contracts at the end of the period, respectively. The volume of futures contracts held throughout the period decreased from 7 contracts at the beginning of the period to 4 contracts at the end of the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments in the Consolidated Statement of Assets and Liabilities as of April 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Total
Asset Derivatives
Purchased options and swaptions, at value(A)	$15,572	$187	$—	$3,097,100	$3,112,859
Unrealized appreciation on futures contracts(B)	—	—	—	325,410	325,410
Premium paid on swap agreements	—	—	13,042	—	13,042
Unrealized appreciation on swap agreements	56,455	—	—	53,783	110,238
Unrealized appreciation on forward foreign currency contracts	—	571,962	—	—	571,962
Liability Derivatives
Unrealized depreciation on futures contracts(B)	—	—	—	(43,472)	(43,472)
Written options and swaptions, at value	—	(175)	—	(602,770)	(602,945)
Unrealized depreciation on swap agreements	(11,157)	—	(28,708)	—	(39,865)
Unrealized depreciation on forward foreign currency contracts	—	(444,551)	—	—	(444,551)
Total	$60,870	$127,423	$(15,666)	$2,830,051	$3,002,678

(A)	Included within Investment securities, at value.
(B)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 5. (continued)

Transamerica Global Allocation (continued)

Effect of Derivative Instruments in the Consolidated Statement of Operations for the period ended April 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Commodity contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized loss on purchased options(C)	$—	$—	$—	$(63,104)	$(32,507)	$(95,611)
Net realized gain on futures contracts	—	—	—	73,029	—	73,029
Net realized gain on written option and swaption contracts	—	—	—	546,228	—	546,228
Net realized gain (loss) on swap agreements	(20,189)	—	12,711	—	—	(7,478)
Net realized gain on forward foreign currency contracts(D)	—	740,597	—	—	—	740,597
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased swaptions(E)	(946)	(27,133)	—	1,855,059	—	1,826,980
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	—	94,536	—	94,536
Net change in unrealized appreciation (depreciation) on written option and swaption contracts	—	15,704	—	(445,061)	—	(429,357)
Net change in unrealized appreciation (depreciation) on swap agreements	32,810	—	(28,708)	(119)	—	3,983
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions(F)	—	315,145	—	—	—	315,145
Total	$11,675	$1,044,313	$(15,997)	$2,060,568	$(32,507)	$3,068,052

(C)	Included within Net realized gain (loss) on transactions from Investment securities.
(D)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(E)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(F)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 5. (continued)

Transamerica Global Macro

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of futures contracts held throughout the period decreased, beginning at 17 contracts, and ending at 0 contracts. The volume of forward foreign currency contracts and purchased options held averaged 52 and 23 contracts, respectively, beginning at 67 and 22, and both ending at 0 contracts.

Effect of Derivative Instruments in the Consolidated Statement of Operations for the period ended April 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized loss on purchased options(A)	$—	$—	$(3,124,226)	$(3,124,226)
Net realized gain (loss) on futures contracts	249,848	—	(1,682,082)	(1,432,234)
Net realized gain on written option and swaption contracts	—	—	3,893,341	3,893,341
Net realized gain on forward foreign currency contracts(B)	—	1,009,203	—	1,009,203
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on purchased options(C)	—	—	358,521	358,521
Net change in unrealized appreciation (depreciation) on futures contracts	477,197	—	(190,625)	286,572
Net change in unrealized appreciation (depreciation) on written option and swaption contracts	—	—	(385,483)	(385,483)
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions(D)	—	(278,139)	—	(278,139)
Total	$727,045	$731,064	$(1,130,554)	$327,555

(A)	Included within Net realized gain (loss) on transactions from Investment securities.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investment securities.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 5. (continued)

Transamerica Managed Futures Strategy

The Fund is subject to various risks in the normal course of pursuing its investment objective. The volume of swap contracts held throughout the period increased, beginning at 10 contracts and ending at 14 contracts. The volume of forward foreign currency contracts averaged 489 contracts throughout the year, beginning at 515 contracts and ending at 567 contracts. The volume of futures contracts held during the period averaged 220 contracts, with a decrease from 298 contracts at the beginning of the period to 234 contracts at the end of the period. The tables below highlight the types of risks and the derivative instruments used to mitigate the risks:

Fair Values of Derivative Instruments in the Consolidated Statement of Assets and Liabilities as of April 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity contracts	Commodity contracts	Total
Asset Derivatives
Unrealized appreciation on futures contracts(A)	$4,505,515	$—	$3,375,121	$6,270,198	$14,150,834
Unrealized appreciation on swap agreements	1,955,525	—	568,502	52,500	2,576,527
Unrealized appreciation on forward foreign currency contracts	—	16,524,717	—	—	16,524,717
Liability Derivatives
Unrealized depreciation on futures contracts(A)	(101,073)	—	(309,080)	(4,016,038)	(4,426,191)
Unrealized depreciation on swap agreements	(409,258)	—	(61,424)	—	(470,682)
Unrealized depreciation on forward foreign currency contracts	—	(11,059,906)	—	—	(11,059,906)
Total	$5,950,709	$5,464,811	$3,573,119	$2,306,660	$17,295,299

(A)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Consolidated Statement of Operations for the period ended April 30, 2013:

Derivatives not accounted for as hedging instruments

Location	Interest rate contracts	Foreign exchange contracts	Equity contracts	Commodity contracts	Total
Net Realized Gain (Loss) on derivatives recognized in income
Net realized gain (loss) on futures contracts	$(4,889,005)	$—	$8,369,168	$(5,125,300)	$(1,645,137)
Net realized gain (loss) on swap agreements	2,574,217	—	(458,843)	—	2,115,374
Net realized gain on forward foreign currency contracts(B)	—	21,044,557	—	—	21,044,557
Net change in Unrealized Appreciation (Depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) on futures contracts	4,320,800	—	4,933,134	4,073,799	13,327,733
Net change in unrealized appreciation (depreciation) on swap agreements	1,438,517	—	764,469	—	2,202,986
Net change in unrealized appreciation (depreciation) on forward foreign currency transactions(C)	—	4,496,402	—	—	4,496,402
Total	$3,444,529	$25,540,959	$13,607,928	$(1,051,501)	$41,541,915

(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions.
(C)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies.

Transamerica Funds	Semi-Annual Report 2013

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2013

(unaudited)

NOTE 5. (continued)

Transamerica Managed Futures Strategy (continued)

For non-exchange traded derivatives (swaps and forward foreign currency contracts), under standard derivatives agreements, the Fund may be required to post collateral on derivatives if the Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

NOTE 6. FEDERAL INCOME TAX MATTERS

The Funds have not made any provision for federal income or excise taxes due to its policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Funds’ tax provisions taken or expected to be taken for all open tax years 2009-2012, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statements of Operations or Consolidated Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses for REITs, passive foreign investment companies, foreign currency transactions, capital loss carryforwards, paydown gain/loss, foreign capital gains tax, and return of capital distributions from underlying investments.

NOTE 7. BASIS FOR CONSOLIDATION

Transamerica Cayman Commodity Strategy, Ltd., Transamerica Cayman Global Allocation, Ltd., Transamerica Cayman Global Macro, Ltd. and Transamerica Cayman Managed Futures Strategy, Ltd., (each, a “Subsidiary”; collectively, the “Subsidiaries”) are organized under the laws of the Cayman Islands as wholly-owned subsidiaries which act as investment vehicles for Transamerica Commodity Strategy, Transamerica Global Allocation, and Transamerica Managed Futures Strategy, respectively. The principal purpose of investment of the Subsidiaries is to allow the Funds noted above to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies.

The following schedule reflects the net assets of the Subsidiaries as a percentage of the Funds’ net assets at April 30, 2013:

Fund Name	Subsidiary Name	Market Value	% of Net Assets
Transamerica Commodity Strategy	Transamerica Cayman Commodity Strategy, Ltd.	$22,561,802	18.10%
Transamerica Global Macro	Transamerica Cayman Global Macro, Ltd.	0	—
Transamerica Global Allocation	Transamerica Cayman Global Allocation, Ltd.	2,717,095	0.79
Transamerica Managed Futures Strategy	Transamerica Cayman Managed Futures Strategy, Ltd.	83,345,300	23.00

NOTE 8. ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued the authoritative guidance that will enhance disclosures related to financial instruments and derivative instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. In January 2013 the FASB issued further authoritative guidance clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This information will enable users of the Funds’ financial statements to evaluate the effect or potential effect of netting arrangements on the Funds’ financial position. The adoption of this disclosure requirement is effective for financial statements interim and annual years beginning on or after January 1, 2013. Management is currently evaluating the implication of the additional disclosure requirements and its impact on the Funds’ financial statements.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ financial statements.

Transamerica Funds	Semi-Annual Report 2013

TRANSAMERICA FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At a meeting of the Board of Trustees of Transamerica Funds (the “Board) held on August 2, 2012, the Board reviewed and considered the approval of a proposed investment advisory agreement (the “New Advisory Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and each of the funds listed below (each a “Fund,” and collectively, the “Funds”). Following their review and consideration the Board determined that the New Advisory Agreement will enable shareholders to continue to enjoy investment management services at a cost that is reasonable in light of the services rendered. The Board, including the Independent Board Members, approved the New Advisory Agreement for each Fund.

Transamerica Arbitrage Strategy	Transamerica Long/Short Strategy
Transamerica Bond	Transamerica Mid Cap Value
Transamerica Core Bond	Transamerica Real Return TIPS
Transamerica Developing Markets Equity	Transamerica Select Equity
Transamerica Global Real Estate Securities	Transamerica Total Return
Transamerica Growth	Transamerica Value
Transamerica International	Transamerica Commodity Strategy
Transamerica International Equity Opportunities	Transamerica Global Allocation
Transamerica International Small Cap	Transamerica Global Macro
Transamerica International Value Opportunities	Transamerica Managed Futures Strategy

In reaching their decisions, the Board Members requested and obtained from TAM information they deemed necessary to evaluate the New Advisory Agreement, and also considered information they had previously received from TAM in connection with the initial approval or annual consideration, as applicable, of a Fund’s current advisory agreement (a “Current Advisory Agreement”). In considering the New Advisory Agreement for each Fund, the Board Members evaluated a number of factors and considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.

Among other matters, the Board Members considered:

•	the terms and conditions of the New Advisory Agreement, including the differences from the Current Advisory Agreement;

•	the differences among the various Current Advisory Agreements, as well as differences with the advisory agreements of other funds in the Transamerica Fund complex and current industry practices;

•	the fact that each Fund’s advisory fees will remain the same under the New Advisory Agreement;

•	the nature, scope and quality of services that TAM as investment adviser is expected to continue to provide to the Funds;

•	the fact that the Board performed a full review of the Current Advisory Agreement for each Fund either in June 2012 or, if the Fund is relatively new, at the time of the Fund’s launch, as required by the Investment Company Act of 1940 Act and determined that TAM has the capabilities, resources and personnel necessary to provide the advisory services then being provided and anticipated to be provided to each Fund, and that the fees paid by each Fund represented reasonable compensation to TAM in light of the services provided.

In their deliberations, the Board Members did not identify any particular information that was all-important or controlling, and each Board Member may have attributed different weights to the various factors. The Board Members evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. The Board Members of each applicable Fund, including a majority of the Independent Board Members, concluded that the terms of the New Advisory Agreement are reasonable, and that the New Advisory Agreement should be approved and recommended to Fund shareholders.

Nature, Quality and Extent of Services Provided. In evaluating the nature, quality and extent of the services to be provided by TAM under each New Advisory Agreement, the Board Members considered, among other things, that the differences between the New Advisory Agreement and the Current Advisory Agreements are not expected to result in any diminution in the nature, quality and extent of services provided to each Fund and its shareholders and that it is expected that TAM will continue to provide high quality advisory services under the New Advisory Agreement. The Board considered the services provided by TAM for the advisory fee it will receive, after payment of a Fund’s sub-advisory fee, if applicable, including oversight of the services provided by the Funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the Funds, as well as the “manager of managers” services TAM will provide. The Board Members also considered that they recently had performed a full review of each Current Advisory Agreement and had determined that TAM can provide investment and related services that are appropriate in scope and extent in light of each Fund’s operations, the competitive landscape of the investment company business and investor needs.

Transamerica Funds	Semi-Annual Report 2013

TRANSAMERICA FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (continued)

Based on their review of the materials provided and the assurances they received from TAM, the Board Members of each Fund determined that if the New Advisory Agreement is adopted, TAM will continue to provide the advisory services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance. The Board Members considered the performance results of the Funds. The Board Members noted that they had recently considered the performance of the Funds over various time periods in connection with the consideration of the applicable Current Advisory Agreements in June 2012 or, for relatively new Funds, had considered certain performance information prior to the Fund’s launch. Based on this information, the Board Members determined that TAM continues to be capable of generating a level of investment performance that is appropriate in light of each Fund’s investment objectives, policies and strategies.

Advisory Fees and Total Expense Ratios. The Board Members noted that the advisory fees and total expense ratios of each Fund are expected to remain the same under the New Advisory Agreement. The Board considered that it had recently considered information provided by Lipper Inc. comparing the advisory fee and total expense ratio of each Fund to the management fees and total expense ratios of comparable investment companies. On the basis of these considerations, the Board Members determined that the advisory fees to be received by TAM under the New Advisory Agreement continue to be reasonable in light of the services provided.

Costs of Services Provided and Profitability. The Board Members considered information provided by TAM regarding the profitability of TAM with respect to the advisory services it provides to each Fund. The Board considered that it had recently reviewed profitability information about TAM’s costs of providing and/or procuring fund management services, as applicable, as well as the costs of providing administration, transfer agency and other services to the Funds. The Board Members determined that the profitability of TAM and its affiliates from their relationships with the Funds was not excessive.

Economies of Scale. The Board Members considered information on the advisory fees paid by each Fund, taking into account any applicable breakpoint fee structures to account for economies of scale, and concluded that each Fund’s fee structure reflected economies of scale to date. The Board Members also noted that, in the future, they would have the opportunity to periodically reexamine whether each Fund has achieved economies of scale and the appropriateness of advisory fees payable to TAM.

Fallout Benefits. The Board Members took into consideration the character of other incidental benefits to TAM from its relationship with each Fund. The Board Members noted that TAM is not expected to realize “soft dollar” benefits from its relationship with the Funds. The Board Members considered that the costs, nature, scope and quality of administrative and other services provided to the Funds by affiliates of TAM will not change as a result of approval of the New Advisory Agreement.

Other Considerations. The Board Members considered that the New Advisory Agreement would more closely align the Funds with current industry practice and standardize the terms of the advisory agreements across the Funds, allowing for more efficient monitoring and administration of their performance. In addition, the Board Members noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to continue to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders. In this regard, the Board Members favorably considered the procedures and policies to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the sub-advisers, if applicable.

Transamerica Funds	Semi-Annual Report 2013

SUMMARY OF SHAREHOLDER PROXY VOTING

TRANSAMERICA ARBITRAGE STRATEGY

RESULTS OF SHAREHOLDER PROXY

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$24,297,756,976.14	$—	$233,375,784.56
Sandra N. Bane	$24,301,005,287.26	$—	$230,127,473.44
Leo J. Hill	$24,303,864,648.88	$—	$227,268,111.82
David W. Jennings	$24,305,514,957.51	$—	$225,617,803.19
Russell A. Kimball, Jr.	$24,302,578,520.25	$—	$228,554,240.45
Eugene M. Mannella	$24,302,290,685.74	$—	$228,842,074.96
Norman R. Nielsen	$24,301,874,299.84	$—	$229,258,460.86
Joyce G. Norden	$24,296,730,545.02	$—	$234,402,215.68
Patricia L. Sawyer	$24,303,832,760.74	$—	$227,299,999.96
John W. Waechter	$24,303,568,956.41	$—	$227,563,804.29
Alan F. Warrick	$24,298,534,836.00	$—	$232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 133,623,841.13	$ —	$ —/$ —

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 133,623,841.13	$ —	$ —/$ —

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 133,623,841.13	$ —	$ —/$ —

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 133,623,841.13	$ —	$ —/$ —

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 133,623,841.13	$ —	$ —/$ —

Transamerica Funds	Semi-Annual Report 2013

SUMMARY OF SHAREHOLDER PROXY VOTING

TRANSAMERICA BOND

RESULTS OF SHAREHOLDER PROXY (continued)

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$24,297,756,976.14	$—	$233,375,784.56
Sandra N. Bane	$24,301,005,287.26	$—	$230,127,473.44
Leo J. Hill	$24,303,864,648.88	$—	$227,268,111.82
David W. Jennings	$24,305,514,957.51	$—	$225,617,803.19
Russell A. Kimball, Jr.	$24,302,578,520.25	$—	$228,554,240.45
Eugene M. Mannella	$24,302,290,685.74	$—	$228,842,074.96
Norman R. Nielsen	$24,301,874,299.84	$—	$229,258,460.86
Joyce G. Norden	$24,296,730,545.02	$—	$234,402,215.68
Patricia L. Sawyer	$24,303,832,760.74	$—	$227,299,999.96
John W. Waechter	$24,303,568,956.41	$—	$227,563,804.29
Alan F. Warrick	$24,298,534,836.00	$—	$232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 695,041,602.94	$ —	$ —/$ —

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 695,041,602.94	$ —	$ —/$ —

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 695,041,602.94	$ —	$ —/$ —

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 695,041,602.94	$ —	$ —/$ —

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 695,041,602.94	$ —	$ —/$ —

Transamerica Funds	Semi-Annual Report 2013

SUMMARY OF SHAREHOLDER PROXY VOTING

TRANSAMERICA CORE BOND

RESULTS OF SHAREHOLDER PROXY (continued)

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$24,297,756,976.14	$—	$233,375,784.56
Sandra N. Bane	$24,301,005,287.26	$—	$230,127,473.44
Leo J. Hill	$24,303,864,648.88	$—	$227,268,111.82
David W. Jennings	$24,305,514,957.51	$—	$225,617,803.19
Russell A. Kimball, Jr.	$24,302,578,520.25	$—	$228,554,240.45
Eugene M. Mannella	$24,302,290,685.74	$—	$228,842,074.96
Norman R. Nielsen	$24,301,874,299.84	$—	$229,258,460.86
Joyce G. Norden	$24,296,730,545.02	$—	$234,402,215.68
Patricia L. Sawyer	$24,303,832,760.74	$—	$227,299,999.96
John W. Waechter	$24,303,568,956.41	$—	$227,563,804.29
Alan F. Warrick	$24,298,534,836.00	$—	$232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 2,185,210,579.33	$ —	$ —/$ —

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 2,185,210,579.33	$ —	$ —/$ —

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 2,185,210,579.33	$ —	$ —/$ —

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 2,185,210,579.33	$ —	$ —/$ —

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 2,185,210,579.33	$ —	$ —/$ —

Transamerica Funds	Semi-Annual Report 2013

SUMMARY OF SHAREHOLDER PROXY VOTING

TRANSAMERICA DEVELOPING MARKETS EQUITY

RESULTS OF SHAREHOLDER PROXY (continued)

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$24,297,756,976.14	$—	$233,375,784.56
Sandra N. Bane	$24,301,005,287.26	$—	$230,127,473.44
Leo J. Hill	$24,303,864,648.88	$—	$227,268,111.82
David W. Jennings	$24,305,514,957.51	$—	$225,617,803.19
Russell A. Kimball, Jr.	$24,302,578,520.25	$—	$228,554,240.45
Eugene M. Mannella	$24,302,290,685.74	$—	$228,842,074.96
Norman R. Nielsen	$24,301,874,299.84	$—	$229,258,460.86
Joyce G. Norden	$24,296,730,545.02	$—	$234,402,215.68
Patricia L. Sawyer	$24,303,832,760.74	$—	$227,299,999.96
John W. Waechter	$24,303,568,956.41	$—	$227,563,804.29
Alan F. Warrick	$24,298,534,836.00	$—	$232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 290,558,315.18	$ —	$ —/$ —

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 290,558,315.18	$ —	$ —/$ —

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 290,558,315.18	$ —	$ —/$ —

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 290,558,315.18	$ —	$ —/$ —

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 290,558,315.18	$ —	$ —/$ —

Transamerica Funds	Semi-Annual Report 2013

SUMMARY OF SHAREHOLDER PROXY VOTING

TRANSAMERICA GLOBAL REAL ESTATE SECURITIES

RESULTS OF SHAREHOLDER PROXY (continued)

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$24,297,756,976.14	$—	$233,375,784.56
Sandra N. Bane	$24,301,005,287.26	$—	$230,127,473.44
Leo J. Hill	$24,303,864,648.88	$—	$227,268,111.82
David W. Jennings	$24,305,514,957.51	$—	$225,617,803.19
Russell A. Kimball, Jr.	$24,302,578,520.25	$—	$228,554,240.45
Eugene M. Mannella	$24,302,290,685.74	$—	$228,842,074.96
Norman R. Nielsen	$24,301,874,299.84	$—	$229,258,460.86
Joyce G. Norden	$24,296,730,545.02	$—	$234,402,215.68
Patricia L. Sawyer	$24,303,832,760.74	$—	$227,299,999.96
John W. Waechter	$24,303,568,956.41	$—	$227,563,804.29
Alan F. Warrick	$24,298,534,836.00	$—	$232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 149,422,068.96	$ —	$ —/$ —

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 149,422,068.96	$ —	$ —/$ —

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 149,422,068.96	$ —	$ —/$ —

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 149,422,068.96	$ —	$ —/$ —

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 149,422,068.96	$ —	$ —/$ —

Transamerica Funds	Semi-Annual Report 2013

SUMMARY OF SHAREHOLDER PROXY VOTING

TRANSAMERICA GROWTH

RESULTS OF SHAREHOLDER PROXY (continued)

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$24,297,756,976.14	$—	$233,375,784.56
Sandra N. Bane	$24,301,005,287.26	$—	$230,127,473.44
Leo J. Hill	$24,303,864,648.88	$—	$227,268,111.82
David W. Jennings	$24,305,514,957.51	$—	$225,617,803.19
Russell A. Kimball, Jr.	$24,302,578,520.25	$—	$228,554,240.45
Eugene M. Mannella	$24,302,290,685.74	$—	$228,842,074.96
Norman R. Nielsen	$24,301,874,299.84	$—	$229,258,460.86
Joyce G. Norden	$24,296,730,545.02	$—	$234,402,215.68
Patricia L. Sawyer	$24,303,832,760.74	$—	$227,299,999.96
John W. Waechter	$24,303,568,956.41	$—	$227,563,804.29
Alan F. Warrick	$24,298,534,836.00	$—	$232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 540,808,825.89	$ —	$ —/$ —

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 540,808,825.89	$ —	$ —/$ —

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 540,808,825.89	$ —	$ —/$ —

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 540,808,825.89	$ —	$ —/$ —

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 540,808,825.89	$ —	$ —/$ —

Transamerica Funds	Semi-Annual Report 2013

SUMMARY OF SHAREHOLDER PROXY VOTING

TRANSAMERICA INTERNATIONAL

RESULTS OF SHAREHOLDER PROXY (continued)

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$24,297,756,976.14	$—	$233,375,784.56
Sandra N. Bane	$24,301,005,287.26	$—	$230,127,473.44
Leo J. Hill	$24,303,864,648.88	$—	$227,268,111.82
David W. Jennings	$24,305,514,957.51	$—	$225,617,803.19
Russell A. Kimball, Jr.	$24,302,578,520.25	$—	$228,554,240.45
Eugene M. Mannella	$24,302,290,685.74	$—	$228,842,074.96
Norman R. Nielsen	$24,301,874,299.84	$—	$229,258,460.86
Joyce G. Norden	$24,296,730,545.02	$—	$234,402,215.68
Patricia L. Sawyer	$24,303,832,760.74	$—	$227,299,999.96
John W. Waechter	$24,303,568,956.41	$—	$227,563,804.29
Alan F. Warrick	$24,298,534,836.00	$—	$232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 282,879,133.14	$ —	$ —/$ —

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 282,879,133.14	$ —	$ —/$ —

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 282,879,133.14	$ —	$ —/$ —

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 282,879,133.14	$ —	$ —/$ —

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 282,879,133.14	$ —	$ —/$ —

Transamerica Funds	Semi-Annual Report 2013

SUMMARY OF SHAREHOLDER PROXY VOTING

TRANSAMERICA INTERNATIONAL EQUITY OPPORTUNITIES

RESULTS OF SHAREHOLDER PROXY (continued)

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$24,297,756,976.14	$—	$233,375,784.56
Sandra N. Bane	$24,301,005,287.26	$—	$230,127,473.44
Leo J. Hill	$24,303,864,648.88	$—	$227,268,111.82
David W. Jennings	$24,305,514,957.51	$—	$225,617,803.19
Russell A. Kimball, Jr.	$24,302,578,520.25	$—	$228,554,240.45
Eugene M. Mannella	$24,302,290,685.74	$—	$228,842,074.96
Norman R. Nielsen	$24,301,874,299.84	$—	$229,258,460.86
Joyce G. Norden	$24,296,730,545.02	$—	$234,402,215.68
Patricia L. Sawyer	$24,303,832,760.74	$—	$227,299,999.96
John W. Waechter	$24,303,568,956.41	$—	$227,563,804.29
Alan F. Warrick	$24,298,534,836.00	$—	$232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 168,063,447.47	$ —	$ —/$ —

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 168,063,447.47	$ —	$ —/$ —

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 168,063,447.47	$ —	$ —/$ —

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 168,063,447.47	$ —	$ —/$ —

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 168,063,447.47	$ —	$ —/$ —

Transamerica Funds	Semi-Annual Report 2013

SUMMARY OF SHAREHOLDER PROXY VOTING

TRANSAMERICA INTERNATIONAL SMALL CAP

RESULTS OF SHAREHOLDER PROXY (continued)

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$24,297,756,976.14	$—	$233,375,784.56
Sandra N. Bane	$24,301,005,287.26	$—	$230,127,473.44
Leo J. Hill	$24,303,864,648.88	$—	$227,268,111.82
David W. Jennings	$24,305,514,957.51	$—	$225,617,803.19
Russell A. Kimball, Jr.	$24,302,578,520.25	$—	$228,554,240.45
Eugene M. Mannella	$24,302,290,685.74	$—	$228,842,074.96
Norman R. Nielsen	$24,301,874,299.84	$—	$229,258,460.86
Joyce G. Norden	$24,296,730,545.02	$—	$234,402,215.68
Patricia L. Sawyer	$24,303,832,760.74	$—	$227,299,999.96
John W. Waechter	$24,303,568,956.41	$—	$227,563,804.29
Alan F. Warrick	$24,298,534,836.00	$—	$232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 194,101,932.44	$ —	$ —/$ —

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 194,101,932.44	$ —	$ —/$ —

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 194,101,932.44	$ —	$ —/$ —

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 194,101,932.44	$ —	$ —/$ —

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 194,101,932.44	$ —	$ —/$ —

Transamerica Funds	Semi-Annual Report 2013

SUMMARY OF SHAREHOLDER PROXY VOTING

TRANSAMERICA INTERNATIONAL VALUE OPPORTUNITIES

RESULTS OF SHAREHOLDER PROXY (continued)

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$24,297,756,976.14	$—	$233,375,784.56
Sandra N. Bane	$24,301,005,287.26	$—	$230,127,473.44
Leo J. Hill	$24,303,864,648.88	$—	$227,268,111.82
David W. Jennings	$24,305,514,957.51	$—	$225,617,803.19
Russell A. Kimball, Jr.	$24,302,578,520.25	$—	$228,554,240.45
Eugene M. Mannella	$24,302,290,685.74	$—	$228,842,074.96
Norman R. Nielsen	$24,301,874,299.84	$—	$229,258,460.86
Joyce G. Norden	$24,296,730,545.02	$—	$234,402,215.68
Patricia L. Sawyer	$24,303,832,760.74	$—	$227,299,999.96
John W. Waechter	$24,303,568,956.41	$—	$227,563,804.29
Alan F. Warrick	$24,298,534,836.00	$—	$232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 211,473,951.78	$ —	$ —/$ —

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 211,473,951.78	$ —	$ —/$ —

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 211,473,951.78	$ —	$ —/$ —

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 211,473,951.78	$ —	$ —/$ —

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 211,473,951.78	$ —	$ —/$ —

Transamerica Funds	Semi-Annual Report 2013

SUMMARY OF SHAREHOLDER PROXY VOTING

TRANSAMERICA LONG/SHORT STRATEGY

RESULTS OF SHAREHOLDER PROXY (continued)

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$24,297,756,976.14	$—	$233,375,784.56
Sandra N. Bane	$24,301,005,287.26	$—	$230,127,473.44
Leo J. Hill	$24,303,864,648.88	$—	$227,268,111.82
David W. Jennings	$24,305,514,957.51	$—	$225,617,803.19
Russell A. Kimball, Jr.	$24,302,578,520.25	$—	$228,554,240.45
Eugene M. Mannella	$24,302,290,685.74	$—	$228,842,074.96
Norman R. Nielsen	$24,301,874,299.84	$—	$229,258,460.86
Joyce G. Norden	$24,296,730,545.02	$—	$234,402,215.68
Patricia L. Sawyer	$24,303,832,760.74	$—	$227,299,999.96
John W. Waechter	$24,303,568,956.41	$—	$227,563,804.29
Alan F. Warrick	$24,298,534,836.00	$—	$232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 68,658,860.41	$ —	$ —/$ —

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 68,658,860.41	$ —	$ —/$ —

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 68,658,860.41	$ —	$ —/$ —

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 68,658,860.41	$ —	$ —/$ —

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 68,658,860.41	$ —	$ —/$ —

Transamerica Funds	Semi-Annual Report 2013

SUMMARY OF SHAREHOLDER PROXY VOTING

TRANSAMERICA MID CAP VALUE

RESULTS OF SHAREHOLDER PROXY (continued)

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$24,297,756,976.14	$—	$233,375,784.56
Sandra N. Bane	$24,301,005,287.26	$—	$230,127,473.44
Leo J. Hill	$24,303,864,648.88	$—	$227,268,111.82
David W. Jennings	$24,305,514,957.51	$—	$225,617,803.19
Russell A. Kimball, Jr.	$24,302,578,520.25	$—	$228,554,240.45
Eugene M. Mannella	$24,302,290,685.74	$—	$228,842,074.96
Norman R. Nielsen	$24,301,874,299.84	$—	$229,258,460.86
Joyce G. Norden	$24,296,730,545.02	$—	$234,402,215.68
Patricia L. Sawyer	$24,303,832,760.74	$—	$227,299,999.96
John W. Waechter	$24,303,568,956.41	$—	$227,563,804.29
Alan F. Warrick	$24,298,534,836.00	$—	$232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 198,296,044.02	$ —	$ —/$ —

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 198,296,044.02	$ —	$ —/$ —

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 198,296,044.02	$ —	$ —/$ —

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 198,296,044.02	$ —	$ —/$ —

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 198,296,044.02	$ —	$ —/$ —

Transamerica Funds	Semi-Annual Report 2013

SUMMARY OF SHAREHOLDER PROXY VOTING

TRANSAMERICA REAL RETURN TIPS

RESULTS OF SHAREHOLDER PROXY (continued)

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$24,297,756,976.14	$—	$233,375,784.56
Sandra N. Bane	$24,301,005,287.26	$—	$230,127,473.44
Leo J. Hill	$24,303,864,648.88	$—	$227,268,111.82
David W. Jennings	$24,305,514,957.51	$—	$225,617,803.19
Russell A. Kimball, Jr.	$24,302,578,520.25	$—	$228,554,240.45
Eugene M. Mannella	$24,302,290,685.74	$—	$228,842,074.96
Norman R. Nielsen	$24,301,874,299.84	$—	$229,258,460.86
Joyce G. Norden	$24,296,730,545.02	$—	$234,402,215.68
Patricia L. Sawyer	$24,303,832,760.74	$—	$227,299,999.96
John W. Waechter	$24,303,568,956.41	$—	$227,563,804.29
Alan F. Warrick	$24,298,534,836.00	$—	$232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 1,663,407,873.64	$ —	$ —/$ —

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 1,663,407,873.64	$ —	$ —/$ —

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 1,663,407,873.64	$ —	$ —/$ —

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 1,663,407,873.64	$ —	$ —/$ —

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 1,663,407,873.64	$ —	$ —/$ —

Transamerica Funds	Semi-Annual Report 2013

SUMMARY OF SHAREHOLDER PROXY VOTING

TRANSAMERICA SELECT EQUITY

RESULTS OF SHAREHOLDER PROXY (continued)

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$24,297,756,976.14	$—	$233,375,784.56
Sandra N. Bane	$24,301,005,287.26	$—	$230,127,473.44
Leo J. Hill	$24,303,864,648.88	$—	$227,268,111.82
David W. Jennings	$24,305,514,957.51	$—	$225,617,803.19
Russell A. Kimball, Jr.	$24,302,578,520.25	$—	$228,554,240.45
Eugene M. Mannella	$24,302,290,685.74	$—	$228,842,074.96
Norman R. Nielsen	$24,301,874,299.84	$—	$229,258,460.86
Joyce G. Norden	$24,296,730,545.02	$—	$234,402,215.68
Patricia L. Sawyer	$24,303,832,760.74	$—	$227,299,999.96
John W. Waechter	$24,303,568,956.41	$—	$227,563,804.29
Alan F. Warrick	$24,298,534,836.00	$—	$232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 1,144,208,823.24	$ —	$ —/$ —

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 1,144,208,823.24	$ —	$ —/$ —

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 1,144,208,823.24	$ —	$ —/$ —

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 1,144,208,823.24	$ —	$ —/$ —

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 1,144,208,823.24	$ —	$ —/$ —

Transamerica Funds	Semi-Annual Report 2013

SUMMARY OF SHAREHOLDER PROXY VOTING

TRANSAMERICA TOTAL RETURN

RESULTS OF SHAREHOLDER PROXY (continued)

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$24,297,756,976.14	$—	$233,375,784.56
Sandra N. Bane	$24,301,005,287.26	$—	$230,127,473.44
Leo J. Hill	$24,303,864,648.88	$—	$227,268,111.82
David W. Jennings	$24,305,514,957.51	$—	$225,617,803.19
Russell A. Kimball, Jr.	$24,302,578,520.25	$—	$228,554,240.45
Eugene M. Mannella	$24,302,290,685.74	$—	$228,842,074.96
Norman R. Nielsen	$24,301,874,299.84	$—	$229,258,460.86
Joyce G. Norden	$24,296,730,545.02	$—	$234,402,215.68
Patricia L. Sawyer	$24,303,832,760.74	$—	$227,299,999.96
John W. Waechter	$24,303,568,956.41	$—	$227,563,804.29
Alan F. Warrick	$24,298,534,836.00	$—	$232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 787,081,979.57	$ —	$ —/$ —

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 787,081,979.57	$ —	$ —/$ —

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 787,081,979.57	$ —	$ —/$ —

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 787,081,979.57	$ —	$ —/$ —

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 787,081,979.57	$ —	$ —/$ —

Transamerica Funds	Semi-Annual Report 2013

SUMMARY OF SHAREHOLDER PROXY VOTING

TRANSAMERICA VALUE

RESULTS OF SHAREHOLDER PROXY (continued)

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$24,297,756,976.14	$—	$233,375,784.56
Sandra N. Bane	$24,301,005,287.26	$—	$230,127,473.44
Leo J. Hill	$24,303,864,648.88	$—	$227,268,111.82
David W. Jennings	$24,305,514,957.51	$—	$225,617,803.19
Russell A. Kimball, Jr.	$24,302,578,520.25	$—	$228,554,240.45
Eugene M. Mannella	$24,302,290,685.74	$—	$228,842,074.96
Norman R. Nielsen	$24,301,874,299.84	$—	$229,258,460.86
Joyce G. Norden	$24,296,730,545.02	$—	$234,402,215.68
Patricia L. Sawyer	$24,303,832,760.74	$—	$227,299,999.96
John W. Waechter	$24,303,568,956.41	$—	$227,563,804.29
Alan F. Warrick	$24,298,534,836.00	$—	$232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 254,274,101.16	$ —	$ —/$ —

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 254,274,101.16	$ —	$ —/$ —

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 254,274,101.16	$ —	$ —/$ —

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 254,274,101.16	$ —	$ —/$ —

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 254,274,101.16	$ —	$ —/$ —

Transamerica Funds	Semi-Annual Report 2013

SUMMARY OF SHAREHOLDER PROXY VOTING

TRANSAMERICA COMMODITY STRATEGY

RESULTS OF SHAREHOLDER PROXY (continued)

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$24,297,756,976.14	$—	$233,375,784.56
Sandra N. Bane	$24,301,005,287.26	$—	$230,127,473.44
Leo J. Hill	$24,303,864,648.88	$—	$227,268,111.82
David W. Jennings	$24,305,514,957.51	$—	$225,617,803.19
Russell A. Kimball, Jr.	$24,302,578,520.25	$—	$228,554,240.45
Eugene M. Mannella	$24,302,290,685.74	$—	$228,842,074.96
Norman R. Nielsen	$24,301,874,299.84	$—	$229,258,460.86
Joyce G. Norden	$24,296,730,545.02	$—	$234,402,215.68
Patricia L. Sawyer	$24,303,832,760.74	$—	$227,299,999.96
John W. Waechter	$24,303,568,956.41	$—	$227,563,804.29
Alan F. Warrick	$24,298,534,836.00	$—	$232,597,924.70
At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 148,966,955.14	$ —	$ —/$ —

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 148,966,955.14	$ —	$ —/$ —

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 148,966,955.14	$ —	$ —/$ —

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 148,966,955.14	$ —	$ —/$ —

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 148,966,955.14	$ —	$ —/$ —

Transamerica Funds	Semi-Annual Report 2013

SUMMARY OF SHAREHOLDER PROXY VOTING

TRANSAMERICA GLOBAL ALLOCATION

RESULTS OF SHAREHOLDER PROXY (continued)

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$24,297,756,976.14	$—	$233,375,784.56
Sandra N. Bane	$24,301,005,287.26	$—	$230,127,473.44
Leo J. Hill	$24,303,864,648.88	$—	$227,268,111.82
David W. Jennings	$24,305,514,957.51	$—	$225,617,803.19
Russell A. Kimball, Jr.	$24,302,578,520.25	$—	$228,554,240.45
Eugene M. Mannella	$24,302,290,685.74	$—	$228,842,074.96
Norman R. Nielsen	$24,301,874,299.84	$—	$229,258,460.86
Joyce G. Norden	$24,296,730,545.02	$—	$234,402,215.68
Patricia L. Sawyer	$24,303,832,760.74	$—	$227,299,999.96
John W. Waechter	$24,303,568,956.41	$—	$227,563,804.29
Alan F. Warrick	$24,298,534,836.00	$—	$232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 327,480,963.53	$ —	$ —/$ —

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 327,480,963.53	$ —	$ —/$ —

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 327,480,963.53	$ —	$ —/$ —

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 327,480,963.53	$ —	$ —/$ —

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 327,480,963.53	$ —	$ —/$ —

Transamerica Funds	Semi-Annual Report 2013

SUMMARY OF SHAREHOLDER PROXY VOTING

TRANSAMERICA GLOBAL MACRO

RESULTS OF SHAREHOLDER PROXY (continued)

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$24,297,756,976.14	$—	$233,375,784.56
Sandra N. Bane	$24,301,005,287.26	$—	$230,127,473.44
Leo J. Hill	$24,303,864,648.88	$—	$227,268,111.82
David W. Jennings	$24,305,514,957.51	$—	$225,617,803.19
Russell A. Kimball, Jr.	$24,302,578,520.25	$—	$228,554,240.45
Eugene M. Mannella	$24,302,290,685.74	$—	$228,842,074.96
Norman R. Nielsen	$24,301,874,299.84	$—	$229,258,460.86
Joyce G. Norden	$24,296,730,545.02	$—	$234,402,215.68
Patricia L. Sawyer	$24,303,832,760.74	$—	$227,299,999.96
John W. Waechter	$24,303,568,956.41	$—	$227,563,804.29
Alan F. Warrick	$24,298,534,836.00	$—	$232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 92,846,786.74	$ —	$ —/$ —

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 92,846,786.74	$ —	$ —/$ —

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 92,846,786.74	$ —	$ —/$ —

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 92,846,786.74	$ —	$ —/$ —

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 92,846,786.74	$ —	$ —/$ —

Transamerica Funds	Semi-Annual Report 2013

SUMMARY OF SHAREHOLDER PROXY VOTING

TRANSAMERICA MANAGED FUTURES STRATEGY

RESULTS OF SHAREHOLDER PROXY (continued)

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires registered management companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Trustees of the Funds solicited a vote by the shareholders for the following items:

At a special meeting of shareholders held on November 16, 2012, the results of Proposal I were as follows:

Proposal I: To elect Board Members:

Proposed Trustee	For	Against	Withheld
Thomas A. Swank	$24,297,756,976.14	$—	$233,375,784.56
Sandra N. Bane	$24,301,005,287.26	$—	$230,127,473.44
Leo J. Hill	$24,303,864,648.88	$—	$227,268,111.82
David W. Jennings	$24,305,514,957.51	$—	$225,617,803.19
Russell A. Kimball, Jr.	$24,302,578,520.25	$—	$228,554,240.45
Eugene M. Mannella	$24,302,290,685.74	$—	$228,842,074.96
Norman R. Nielsen	$24,301,874,299.84	$—	$229,258,460.86
Joyce G. Norden	$24,296,730,545.02	$—	$234,402,215.68
Patricia L. Sawyer	$24,303,832,760.74	$—	$227,299,999.96
John W. Waechter	$24,303,568,956.41	$—	$227,563,804.29
Alan F. Warrick	$24,298,534,836.00	$—	$232,597,924.70

At a special meeting of shareholders held on November 16, 2012, the results of Proposal II were as follows:

Proposal II: To approve a new investment advisory agreement with Transamerica Asset Management, Inc.

For	Against	Abstentions/Broker Non-Votes
$ 364,390,436.85	$ —	$ —/$ —

At a special meeting of shareholders held on November 16, 2012, the results of Proposal III were as follows:

Proposal III: To approve changes to the fundamental investment policies

Proposal III.A — Underwriting

For	Against	Abstentions/Broker Non-Votes
$ 364,390,436.85	$ —	$ —/$ —

Proposal III.B — Real Estate

For	Against	Abstentions/Broker Non-Votes
$ 364,390,436.85	$ —	$ —/$ —

Proposal III.C — Concentration

For	Against	Abstentions/Broker Non-Votes
$ 364,390,436.85	$ —	$ —/$ —

Proposal III.D — Diversification

For	Against	Abstentions/Broker Non-Votes
$ 364,390,436.85	$ —	$ —/$ —

Transamerica Funds	Semi-Annual Report 2013

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamericainvestments.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds’ money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday–Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Report 2013

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Report 2013

P.O. Box 9012

Clearwater, FL 33758-9012

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Item 2: Code of Ethics.

Not applicable for semi-annual reports.

Item 3: Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5: Audit Committee of Listed Registrant.

Not applicable for semi-annual reports.

Item 6: Investments.

(a)	The schedules of investments are included in the Semi-Annual report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11: Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Not Applicable.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not Applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds (Registrant)

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer

Date:	June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer
Date:	June 24, 2013

By:	/s/ Elizabeth Strouse
Elizabeth Strouse
Principal Financial Officer
Date:	June 24, 2013

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(1)	Not applicable

12(a)(2)(i)	Section 302 N-CSR Certification of Chief Executive Officer

12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer

12(a)(3)	Not applicable

12(b)	Section 906 N-CSR Certification of Chief Executive Officer and Principal Financial Officer